UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders
Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund)

Fidelity® Extended Market Index Fund (formerly Spartan® Extended Market Index Fund)

Fidelity® International Index Fund (formerly Spartan® International Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)

Semi-Annual Report

August 31, 2016

Contents

Fidelity® Total Market Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	2.6
Microsoft Corp.	2.0	2.0
Exxon Mobil Corp.	1.6	1.6
Johnson & Johnson	1.4	1.4
Amazon.com, Inc.	1.3	1.0
Facebook, Inc. Class A	1.3	1.2
General Electric Co.	1.2	1.3
Berkshire Hathaway, Inc. Class B	1.2	1.2
AT&T, Inc.	1.1	1.1
JPMorgan Chase & Co.	1.1	1.0
	14.7

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.8	19.3
Financials	18.2	17.5
Health Care	14.0	14.1
Consumer Discretionary	12.7	13.5
Industrials	10.3	10.6
Consumer Staples	8.8	9.3
Energy	6.4	5.8
Materials	3.3	3.1
Utilities	3.2	3.4
Telecommunication Services	2.4	2.5

Fidelity® Total Market Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	110,253	$1,889,736
Autoliv, Inc. (b)	136,209	14,462,672
BorgWarner, Inc.	322,234	11,081,627
Clean Diesel Technologies, Inc. (a)	8,475	31,019
Cooper Tire & Rubber Co.	81,601	2,773,618
Cooper-Standard Holding, Inc. (a)	27,202	2,694,358
Dana Holding Corp.	208,374	3,004,753
Delphi Automotive PLC	405,435	28,648,037
Dorman Products, Inc. (a)(b)	47,584	3,001,123
Drew Industries, Inc.	37,718	3,841,578
Federal-Mogul Corp. Class A (a)	65,766	600,444
Fox Factory Holding Corp. (a)	28,748	596,808
Gentex Corp.	444,026	7,899,223
Gentherm, Inc. (a)	58,309	1,922,448
Hertz Global Holdings, Inc. (a)	113,057	5,569,188
Horizon Global Corp. (a)	22,811	406,492
Johnson Controls, Inc.	968,790	42,510,505
Lear Corp.	109,051	12,681,541
Metaldyne Performance Group, Inc.	30,783	488,526
Modine Manufacturing Co. (a)	62,657	671,056
Motorcar Parts of America, Inc. (a)(b)	25,941	737,503
Shiloh Industries, Inc. (a)	7,922	71,060
Spartan Motors, Inc.	44,931	443,020
Standard Motor Products, Inc.	32,576	1,459,731
Stoneridge, Inc. (a)	33,804	585,823
Strattec Security Corp.	4,334	181,551
Superior Industries International, Inc.	39,790	1,158,287
Sypris Solutions, Inc. (a)	16,848	17,185
Tenneco, Inc. (a)	83,068	4,637,686
The Goodyear Tire & Rubber Co.	397,686	11,672,084
Tower International, Inc.	25,690	624,267
UQM Technologies, Inc. (a)(b)	38,648	23,189
Visteon Corp.	48,877	3,455,604
Workhorse Group, Inc. (a)	16,326	133,873
		169,975,615
Automobiles - 0.6%
Ford Motor Co.	5,810,288	73,209,629
General Motors Co.	2,087,154	66,621,956
Harley-Davidson, Inc.	281,657	14,843,324
Tesla Motors, Inc. (a)(b)	168,629	35,751,034
Thor Industries, Inc. (b)	80,180	6,506,607
Winnebago Industries, Inc. (b)	39,123	941,691
		197,874,241
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,871,856
Educational Development Corp.	2,866	34,650
Fenix Parts, Inc. (a)(b)	13,969	67,889
Genuine Parts Co.	219,386	22,557,269
LKQ Corp. (a)	456,169	16,463,139
Pool Corp.	56,544	5,703,593
VOXX International Corp. (a)	18,073	55,484
Weyco Group, Inc.	5,169	131,913
		47,885,793
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	20,589	425,575
Apollo Education Group, Inc. Class A (non-vtg.) (a)	165,611	1,468,970
Ascent Capital Group, Inc. (a)	16,905	392,365
Bridgepoint Education, Inc. (a)	19,443	140,962
Bright Horizons Family Solutions, Inc. (a)	67,619	4,608,911
Cambium Learning Group, Inc. (a)	12,514	60,192
Capella Education Co.	13,812	813,803
Career Education Corp. (a)	92,297	603,622
Carriage Services, Inc.	24,048	563,685
Chegg, Inc. (a)(b)	67,008	450,964
Collectors Universe, Inc.	4,772	91,336
DeVry, Inc. (b)	82,281	1,895,754
Graham Holdings Co.	6,749	3,309,372
Grand Canyon Education, Inc. (a)	72,456	3,009,098
H&R Block, Inc.	339,125	7,345,448
Houghton Mifflin Harcourt Co. (a)	170,821	2,724,595
ITT Educational Services, Inc. (a)(b)	22,063	7,755
K12, Inc. (a)	45,198	540,116
Liberty Tax, Inc.	8,571	116,480
LifeLock, Inc. (a)(b)	121,981	2,029,764
Lincoln Educational Services Corp. (a)	15,671	29,148
National American University Holdings, Inc.	5,378	12,369
Regis Corp. (a)	52,945	665,519
Service Corp. International	291,620	7,710,433
ServiceMaster Global Holdings, Inc. (a)	200,728	7,489,162
Sotheby's Class A (Ltd. vtg.) (b)	86,398	3,425,681
Strayer Education, Inc. (a)	14,558	708,683
Universal Technical Institute, Inc.	29,419	67,075
Weight Watchers International, Inc. (a)(b)	37,785	397,120
		51,103,957
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	339,152	12,864,035
Belmond Ltd. Class A (a)	124,751	1,393,469
Biglari Holdings, Inc. (a)	2,475	1,090,460
BJ's Restaurants, Inc. (a)	35,904	1,426,107
Bloomin' Brands, Inc.	203,436	3,975,139
Bob Evans Farms, Inc.	27,901	1,143,941
Bojangles', Inc. (a)	24,608	397,419
Boyd Gaming Corp. (a)	116,149	2,264,906
Bravo Brio Restaurant Group, Inc. (a)	12,451	58,520
Brinker International, Inc.	84,914	4,560,731
Buffalo Wild Wings, Inc. (a)(b)	27,640	4,483,208
Caesars Entertainment Corp. (a)(b)	56,403	356,467
Carnival Corp. unit	663,341	31,707,700
Carrols Restaurant Group, Inc. (a)	43,906	590,975
Century Casinos, Inc. (a)	28,742	183,661
Chipotle Mexican Grill, Inc. (a)(b)	44,253	18,308,794
Choice Hotels International, Inc.	53,065	2,573,122
Churchill Downs, Inc.	18,170	2,714,235
Chuy's Holdings, Inc. (a)(b)	26,361	798,211
ClubCorp Holdings, Inc.	87,722	1,258,811
Cosi, Inc. (a)	30,434	6,629
Cracker Barrel Old Country Store, Inc. (b)	37,351	5,681,461
Darden Restaurants, Inc. (b)	171,241	10,555,295
Dave & Buster's Entertainment, Inc. (a)	49,427	2,295,884
Del Frisco's Restaurant Group, Inc. (a)	28,720	432,236
Del Taco Restaurants, Inc. (a)	75,328	845,933
Denny's Corp. (a)	117,334	1,226,140
Diamond Resorts International, Inc. (a)(b)	93,410	2,821,916
DineEquity, Inc.	27,200	2,121,328
Domino's Pizza, Inc.	76,030	11,371,807
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,523
Dover Motorsports, Inc.	9,993	24,383
Dunkin' Brands Group, Inc. (b)	158,352	7,751,330
El Pollo Loco Holdings, Inc. (a)(b)	42,298	576,099
Eldorado Resorts, Inc. (a)	30,709	428,698
Empire Resorts, Inc. (a)	4,022	67,690
Entertainment Gaming Asia, Inc. (a)	2,060	4,017
Extended Stay America, Inc. unit	100,289	1,419,089
Famous Dave's of America, Inc. (a)(b)	7,623	46,043
Fiesta Restaurant Group, Inc. (a)	37,794	954,676
Fogo de Chao, Inc. (a)(b)	4,278	52,491
Golden Entertainment, Inc.	1,436	17,979
Good Times Restaurants, Inc. (a)(b)	7,939	27,310
Habit Restaurants, Inc. Class A (a)(b)	13,363	204,721
Hilton Worldwide Holdings, Inc.	780,601	18,632,946
Hyatt Hotels Corp. Class A (a)(b)	40,191	2,149,415
Ignite Restaurant Group, Inc. (a)(b)	4,841	4,405
International Speedway Corp. Class A	39,245	1,306,466
Interval Leisure Group, Inc.	159,203	2,770,132
Intrawest Resorts Holdings, Inc. (a)	22,150	330,478
Isle of Capri Casinos, Inc. (a)	30,947	536,930
J. Alexanders Holdings, Inc. (a)	20,559	204,973
Jack in the Box, Inc.	50,437	5,016,464
Jamba, Inc. (a)(b)	19,136	209,156
Kona Grill, Inc. (a)(b)	8,466	112,513
La Quinta Holdings, Inc. (a)	115,379	1,332,627
Las Vegas Sands Corp.	547,812	27,505,641
Lindblad Expeditions Holdings (a)	22,275	209,162
Luby's, Inc. (a)	14,614	65,763
Marcus Corp.	26,625	628,350
Marriott International, Inc. Class A (b)	280,107	19,980,032
Marriott Vacations Worldwide Corp. (b)	38,724	2,985,620
McDonald's Corp.	1,312,521	151,806,179
MGM Mirage, Inc. (a)	697,622	16,666,190
Monarch Casino & Resort, Inc. (a)	11,528	274,251
Morgans Hotel Group Co. (a)	27,678	61,722
Nathan's Famous, Inc. (a)(b)	3,561	175,593
Noodles & Co. (a)(b)	28,579	186,907
Norwegian Cruise Line Holdings Ltd. (a)	230,969	8,289,477
Panera Bread Co. Class A (a)(b)	33,222	7,214,157
Papa John's International, Inc.	42,981	3,216,268
Papa Murphy's Holdings, Inc. (a)(b)	22,690	135,459
Penn National Gaming, Inc. (a)	107,531	1,524,790
Pinnacle Entertainment, Inc.	94,638	1,139,442
Planet Fitness, Inc. (a)(b)	37,986	822,397
Popeyes Louisiana Kitchen, Inc. (a)	35,356	1,927,963
Potbelly Corp. (a)(b)	30,614	396,757
Rave Restaurant Group, Inc. (a)(b)	9,079	34,954
RCI Hospitality Holdings, Inc.	5,726	62,929
Red Lion Hotels Corp. (a)	6,989	45,708
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,062,446
Red Rock Resorts, Inc.	43,728	985,629
Royal Caribbean Cruises Ltd. (b)	249,836	17,765,838
Ruby Tuesday, Inc. (a)	88,086	267,781
Ruth's Hospitality Group, Inc.	42,076	629,457
Scientific Games Corp. Class A (a)(b)	70,193	579,092
SeaWorld Entertainment, Inc. (b)	103,555	1,347,251
Shake Shack, Inc. Class A (a)(b)	8,653	305,451
Six Flags Entertainment Corp.	124,560	6,074,791
Sonic Corp.	74,649	2,141,680
Speedway Motorsports, Inc.	23,497	420,361
Starbucks Corp.	2,193,395	123,334,601
Starwood Hotels & Resorts Worldwide, Inc.	248,594	19,256,091
Texas Roadhouse, Inc. Class A	107,584	4,762,744
The Cheesecake Factory, Inc.	58,805	3,023,165
Town Sports International Holdings, Inc. (a)	13,107	38,141
Vail Resorts, Inc.	54,383	8,615,899
Wendy's Co.	363,065	3,699,632
Wingstop, Inc.	38,268	1,159,138
Wyndham Worldwide Corp.	171,061	12,109,408
Wynn Resorts Ltd. (b)	121,726	10,872,566
Yum! Brands, Inc.	598,052	54,249,297
Zoe's Kitchen, Inc. (a)(b)	27,188	740,329
		692,487,593
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	15,479	383,260
Beazer Homes U.S.A., Inc. (a)	40,506	455,693
CalAtlantic Group, Inc.	115,129	4,201,057
Cavco Industries, Inc. (a)	12,220	1,277,845
Century Communities, Inc. (a)	18,579	365,821
Comstock Holding Companies, Inc. (a)	1,496	2,723
CSS Industries, Inc.	16,118	410,525
D.R. Horton, Inc.	504,178	16,163,947
Dixie Group, Inc. (a)	11,105	51,971
Emerson Radio Corp. (a)	23,724	20,165
Ethan Allen Interiors, Inc. (b)	36,464	1,220,085
Flexsteel Industries, Inc.	9,186	435,876
Garmin Ltd. (b)	175,643	8,620,558
GoPro, Inc. Class A (a)(b)	111,820	1,638,163
Green Brick Partners, Inc. (a)(b)	37,398	296,940
Harman International Industries, Inc.	106,630	9,030,495
Helen of Troy Ltd. (a)	41,195	3,721,556
Hooker Furniture Corp.	17,507	407,213
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	322,437
Installed Building Products, Inc. (a)	31,210	1,041,790
iRobot Corp. (a)(b)	45,351	1,807,691
KB Home	112,206	1,761,634
Koss Corp. (a)	2,669	5,285
La-Z-Boy, Inc.	79,546	2,121,492
Leggett & Platt, Inc.	217,584	11,418,808
Lennar Corp. Class A (b)	282,096	13,343,141
LGI Homes, Inc. (a)(b)	20,212	776,545
Libbey, Inc.	30,735	544,932
Lifetime Brands, Inc.	14,046	188,497
M.D.C. Holdings, Inc.	56,801	1,483,074
M/I Homes, Inc. (a)(b)	33,201	768,271
Meritage Homes Corp. (a)(b)	54,723	1,964,556
Mohawk Industries, Inc. (a)	94,539	20,116,008
NACCO Industries, Inc. Class A	7,854	522,605
New Home Co. LLC (a)(b)	11,951	129,668
Newell Brands, Inc.	720,659	38,252,580
NVR, Inc. (a)	5,363	9,046,308
PulteGroup, Inc. (b)	460,762	9,846,484
Skullcandy, Inc. (a)	34,243	216,416
Skyline Corp. (a)	21,741	260,892
Stanley Furniture Co., Inc.	5,699	11,113
Taylor Morrison Home Corp. (a)	40,708	718,089
Tempur Sealy International, Inc. (a)(b)	91,766	7,196,290
Toll Brothers, Inc. (a)	226,510	7,042,196
TopBuild Corp. (a)	55,530	1,894,684
TRI Pointe Homes, Inc. (a)	234,174	3,175,399
Tupperware Brands Corp. (b)	71,204	4,665,998
Turtle Beach Corp. (a)(b)	6,672	6,872
UCP, Inc. (a)	9,479	80,003
Universal Electronics, Inc. (a)	22,307	1,651,387
Vuzix Corp. (a)(b)	16,394	145,087
WCI Communities, Inc. (a)	24,951	469,578
Whirlpool Corp.	114,000	20,364,960
William Lyon Homes, Inc. (a)(b)	35,265	608,321
Zagg, Inc. (a)	38,365	278,914
		212,951,898
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	486,560
Amazon.com, Inc. (a)	579,070	445,397,481
Blue Nile, Inc.	17,894	616,627
Duluth Holdings, Inc. (b)	12,299	372,783
Etsy, Inc. (a)	36,404	489,998
EVINE Live, Inc. (a)	71,405	126,387
Expedia, Inc.	172,749	18,850,371
FTD Companies, Inc. (a)	25,393	596,736
Gaia, Inc. Class A (a)	12,609	99,989
Groupon, Inc. Class A (a)(b)	645,768	3,441,943
HSN, Inc.	48,658	2,032,931
Lands' End, Inc. (a)(b)	26,352	463,795
Liberty Interactive Corp.:
(Venture Group) Series A (a)	213,209	8,217,075
QVC Group Series A (a)	678,792	14,342,875
Liberty TripAdvisor Holdings, Inc. (a)	113,996	2,372,257
Netflix, Inc. (a)	641,172	62,482,211
NutriSystem, Inc.	46,905	1,351,802
Overstock.com, Inc. (a)	24,847	382,892
PetMed Express, Inc. (b)	32,292	651,007
Priceline Group, Inc. (a)	73,953	104,771,434
Shutterfly, Inc. (a)(b)	48,378	2,429,543
TripAdvisor, Inc. (a)	168,760	10,294,360
U.S. Auto Parts Network, Inc. (a)	5,048	18,880
Wayfair LLC Class A (a)(b)	39,043	1,503,546
		681,793,483
Leisure Products - 0.2%
Arctic Cat, Inc. (b)	18,718	265,234
Black Diamond, Inc. (a)	32,583	149,882
Brunswick Corp.	137,381	6,318,152
Callaway Golf Co.	134,839	1,539,861
Escalade, Inc.	7,022	85,177
Hasbro, Inc.	168,318	13,758,313
JAKKS Pacific, Inc. (a)(b)	19,661	181,078
Johnson Outdoors, Inc. Class A	3,505	117,943
Malibu Boats, Inc. Class A (a)	23,351	319,675
Marine Products Corp.	11,741	104,612
Mattel, Inc.	503,388	16,677,244
MCBC Holdings, Inc. (a)	4,800	57,312
Nautilus, Inc. (a)	41,820	973,988
Polaris Industries, Inc. (b)	94,246	8,165,473
Smith & Wesson Holding Corp. (a)(b)	80,794	2,274,351
Sturm, Ruger & Co., Inc. (b)	28,534	1,748,849
Summer Infant, Inc. (a)	32,605	76,296
Vista Outdoor, Inc. (a)	94,769	3,773,702
		56,587,142
Media - 2.9%
A.H. Belo Corp. Class A	22,177	138,606
AMC Entertainment Holdings, Inc. Class A	30,240	919,598
AMC Networks, Inc. Class A (a)	91,288	4,960,590
Ballantyne of Omaha, Inc. (a)	17,964	111,377
Cable One, Inc.	6,260	3,387,411
Carmike Cinemas, Inc. (a)	37,234	1,194,839
CBS Corp. Class B	634,240	32,365,267
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	207,121
Charter Communications, Inc. Class A (a)	323,183	83,125,899
Cinedigm Corp. (a)	5,614	8,646
Cinemark Holdings, Inc.	164,899	6,373,346
Clear Channel Outdoor Holding, Inc. Class A	57,659	389,198
Comcast Corp. Class A	3,615,797	235,966,912
Cumulus Media, Inc. Class A (a)(b)	143,016	57,206
Daily Journal Corp. (a)	644	149,414
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,310,358
Class C (non-vtg.) (a)	327,382	8,125,621
DISH Network Corp. Class A (a)	334,463	16,800,076
E.W. Scripps Co. Class A (a)(b)	84,251	1,431,424
Emmis Communications Corp. Class A (a)	1,993	8,012
Entercom Communications Corp. Class A	25,850	354,404
Entravision Communication Corp. Class A	84,255	633,598
Gannett Co., Inc.	167,355	1,996,545
Global Eagle Entertainment, Inc. (a)	63,441	527,829
Gray Television, Inc. (a)	96,772	1,086,750
Harte-Hanks, Inc.	45,482	73,681
Hemisphere Media Group, Inc. (a)(b)	10,964	146,150
Insignia Systems, Inc. (a)	5,038	11,235
Interpublic Group of Companies, Inc.	606,618	14,037,141
John Wiley & Sons, Inc. Class A	79,959	4,648,017
Lee Enterprises, Inc. (a)	58,988	164,577
Liberty Broadband Corp.:
Class A (a)	33,151	2,236,035
Class C (a)(b)	99,103	6,791,529
Liberty Global PLC:
Class A (a)	413,393	13,083,888
Class C (a)	991,479	30,567,298
LiLAC Class A (a)	71,511	2,011,604
LiLAC Class C (a)	180,800	5,163,648
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	239,929
Liberty Braves Class C (a)	68,302	1,124,251
Liberty Media Class A (a)	35,684	763,638
Liberty Media Class C (a)	79,458	1,689,277
Liberty SiriusXM Class A (a)	142,736	4,783,083
Liberty SiriusXM Class C (a)	317,834	10,561,624
Lions Gate Entertainment Corp. (b)	144,045	3,019,183
Live Nation Entertainment, Inc. (a)	224,734	6,004,892
Loral Space & Communications Ltd. (a)	17,760	647,530
Media General, Inc. (a)	134,814	2,382,163
Meredith Corp.	55,681	2,953,320
MSG Network, Inc. Class A (a)	103,460	1,808,481
National CineMedia, Inc.	85,967	1,285,207
New Media Investment Group, Inc.	54,682	873,818
News Corp.:
Class A	686,011	9,645,315
Class B	50,000	721,500
Nexstar Broadcasting Group, Inc. Class A (b)	42,990	2,266,433
Omnicom Group, Inc. (b)	349,461	30,099,076
Radio One, Inc. Class D (non-vtg.) (a)(b)	32,336	111,883
Reading International, Inc. Class A (a)	17,900	242,187
Regal Entertainment Group Class A (b)	155,625	3,327,263
RLJ Entertainment, Inc. (a)	5,726	12,712
Saga Communications, Inc. Class A	3,882	157,881
Salem Communications Corp. Class A	10,842	68,196
Scholastic Corp.	44,904	1,807,835
Scripps Networks Interactive, Inc. Class A	138,297	8,763,881
Sinclair Broadcast Group, Inc. Class A	97,962	2,789,958
Sirius XM Holdings, Inc. (a)(b)	3,124,954	12,937,310
Sizmek, Inc. (a)	26,444	102,338
Spanish Broadcasting System, Inc. Class A (a)	698	2,178
Starz Series A (a)(b)	128,013	3,992,725
Tegna, Inc.	316,572	6,413,749
The Madison Square Garden Co. (a)	30,403	5,492,302
The McClatchy Co. Class A (a)	6,072	100,067
The New York Times Co. Class A	193,567	2,504,757
The Walt Disney Co.	2,230,971	210,737,521
Time Warner, Inc.	1,172,517	91,937,058
Time, Inc.	174,762	2,464,144
Townsquare Media, Inc. (a)	1,285	12,529
Tribune Media Co. Class A	139,096	5,296,776
Tribune Publishing Co.	64,413	1,091,800
Twenty-First Century Fox, Inc.:
Class A	1,642,818	40,314,754
Class B	631,595	15,695,136
Viacom, Inc. Class B (non-vtg.)	534,884	21,577,221
World Wrestling Entertainment, Inc. Class A (b)	44,310	920,319
		1,005,308,050
Multiline Retail - 0.5%
Big Lots, Inc. (b)	72,215	3,561,644
Dillard's, Inc. Class A (b)	32,687	1,969,065
Dollar General Corp.	424,301	31,147,936
Dollar Tree, Inc. (a)	352,245	29,130,662
Fred's, Inc. Class A	52,965	599,034
Gordmans Stores, Inc. (a)(b)	10,233	12,177
JC Penney Corp., Inc. (a)(b)	439,535	4,144,815
Kohl's Corp.	277,907	12,333,513
Macy's, Inc.	475,939	17,219,473
Nordstrom, Inc. (b)	188,972	9,535,527
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	46,822	1,190,215
Sears Holdings Corp. (a)(b)	72,471	997,926
Target Corp.	888,841	62,387,750
The Bon-Ton Stores, Inc. (b)	19,775	33,815
Tuesday Morning Corp. (a)	61,992	413,487
		174,677,039
Specialty Retail - 2.5%
Aarons, Inc. Class A	98,760	2,405,794
Abercrombie & Fitch Co. Class A	93,188	1,653,155
Advance Auto Parts, Inc.	108,782	17,120,111
America's Car Mart, Inc. (a)(b)	10,422	407,917
American Eagle Outfitters, Inc. (b)	259,564	4,812,317
Armstrong Flooring, Inc. (a)	31,894	657,654
Asbury Automotive Group, Inc. (a)	40,476	2,174,371
Ascena Retail Group, Inc. (a)(b)	266,405	2,168,537
AutoNation, Inc. (a)(b)	105,216	4,981,978
AutoZone, Inc. (a)(b)	44,742	33,189,616
Barnes & Noble Education, Inc. (a)	60,796	680,307
Barnes & Noble, Inc.	82,041	940,190
bebe stores, Inc. (a)(b)	66,951	51,037
Bed Bath & Beyond, Inc.	241,299	11,189,035
Best Buy Co., Inc.	416,544	16,028,613
Big 5 Sporting Goods Corp.	23,104	289,031
Boot Barn Holdings, Inc. (a)(b)	24,133	298,767
Build-A-Bear Workshop, Inc. (a)	15,205	176,378
Burlington Stores, Inc. (a)	108,131	8,782,400
Cabela's, Inc. Class A (a)	69,413	3,400,543
Caleres, Inc.	68,568	1,778,654
CarMax, Inc. (a)(b)	288,976	17,035,135
Chico's FAS, Inc.	193,672	2,455,761
Christopher & Banks Corp. (a)	57,707	85,406
Citi Trends, Inc.	19,731	385,741
Conn's, Inc. (a)(b)	39,904	270,948
CST Brands, Inc.	111,059	5,309,731
Destination Maternity Corp. (b)	22,235	134,522
Destination XL Group, Inc. (a)(b)	51,406	238,010
Dick's Sporting Goods, Inc.	134,800	7,899,280
DSW, Inc. Class A	102,377	2,451,929
Express, Inc. (a)	106,219	1,256,571
Finish Line, Inc. Class A	63,867	1,537,279
Five Below, Inc. (a)(b)	81,557	3,634,180
Foot Locker, Inc.	204,638	13,432,438
Francesca's Holdings Corp. (a)	57,702	787,632
GameStop Corp. Class A	148,697	4,221,508
Gap, Inc. (b)	334,296	8,313,942
Genesco, Inc. (a)	32,141	2,334,722
GNC Holdings, Inc.	120,441	2,532,874
Group 1 Automotive, Inc.	30,918	1,834,674
Guess?, Inc.	92,962	1,545,958
Haverty Furniture Companies, Inc.	30,217	604,340
hhgregg, Inc. (a)(b)	15,184	31,583
Hibbett Sports, Inc. (a)(b)	34,547	1,325,568
Home Depot, Inc.	1,862,372	249,781,333
Kirkland's, Inc. (a)	21,240	266,137
L Brands, Inc.	377,596	28,776,591
Lithia Motors, Inc. Class A (sub. vtg.)	33,974	2,812,028
Lowe's Companies, Inc.	1,331,214	101,917,744
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	545,706
MarineMax, Inc. (a)	36,815	730,041
Mattress Firm Holding Corp. (a)	31,383	2,006,943
Michaels Companies, Inc. (a)	154,324	3,697,603
Monro Muffler Brake, Inc.	48,486	2,735,095
Murphy U.S.A., Inc. (a)	55,943	4,090,552
New York & Co., Inc. (a)	34,393	77,384
O'Reilly Automotive, Inc. (a)(b)	145,560	40,749,522
Office Depot, Inc.	731,144	2,690,610
Outerwall, Inc. (b)	30,388	1,578,960
Party City Holdco, Inc. (a)(b)	32,051	558,328
Penske Automotive Group, Inc. (b)	59,093	2,676,913
Perfumania Holdings, Inc. (a)	876	1,927
Pier 1 Imports, Inc. (b)	118,802	547,677
Rent-A-Center, Inc.	93,716	1,145,210
Restoration Hardware Holdings, Inc. (a)(b)	53,020	1,788,365
Ross Stores, Inc.	599,640	37,321,594
Sally Beauty Holdings, Inc. (a)	219,034	5,962,105
Sears Hometown & Outlet Stores, Inc. (a)	10,000	65,800
Select Comfort Corp. (a)	68,724	1,804,005
Shoe Carnival, Inc. (b)	21,330	632,648
Signet Jewelers Ltd. (b)	116,570	9,556,409
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	688,348
Sportsman's Warehouse Holdings, Inc. (a)	48,606	498,212
Stage Stores, Inc.	38,699	208,201
Staples, Inc.	965,881	8,267,941
Stein Mart, Inc.	40,412	324,912
Tailored Brands, Inc.	69,976	922,284
The Buckle, Inc. (b)	40,527	1,044,381
The Cato Corp. Class A (sub. vtg.)	36,544	1,252,728
The Children's Place Retail Stores, Inc.	27,695	2,254,373
The Container Store Group, Inc. (a)(b)	22,029	117,194
Tiffany & Co., Inc. (b)	160,791	11,475,654
Tile Shop Holdings, Inc. (a)	56,926	885,199
Tilly's, Inc. (a)	14,113	123,348
TJX Companies, Inc.	989,887	76,656,849
Tractor Supply Co.	206,299	17,318,801
Trans World Entertainment Corp. (a)	2,977	11,045
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	93,177	23,034,286
Urban Outfitters, Inc. (a)(b)	126,843	4,547,322
Vitamin Shoppe, Inc. (a)(b)	45,231	1,253,803
West Marine, Inc. (a)	16,394	151,317
Williams-Sonoma, Inc. (b)	125,525	6,607,636
Winmark Corp.	1,991	206,268
Zumiez, Inc. (a)(b)	31,066	518,802
		855,732,271
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	76,972	7,334,662
Cherokee, Inc. (a)	20,319	228,792
Coach, Inc.	408,267	15,587,634
Columbia Sportswear Co.	42,368	2,379,811
Crocs, Inc. (a)(b)	126,644	1,094,204
Culp, Inc.	12,256	388,638
Deckers Outdoor Corp. (a)(b)	43,271	2,827,760
Delta Apparel, Inc. (a)	4,312	76,236
Fossil Group, Inc. (a)(b)	57,633	1,645,998
G-III Apparel Group Ltd. (a)(b)	62,089	1,960,150
Hanesbrands, Inc.	570,873	15,150,969
Iconix Brand Group, Inc. (a)(b)	101,691	854,204
Joe's Jeans, Inc. (a)	1,083	5,870
Kate Spade & Co. (a)	181,897	3,394,198
Lakeland Industries, Inc. (a)	6,813	67,244
lululemon athletica, Inc. (a)(b)	157,883	12,079,628
Michael Kors Holdings Ltd. (a)(b)	267,639	13,100,929
Movado Group, Inc.	39,217	890,226
NIKE, Inc. Class B	1,997,759	115,150,829
Oxford Industries, Inc.	19,698	1,229,352
Perry Ellis International, Inc. (a)	15,961	297,513
PVH Corp.	121,699	13,114,284
Ralph Lauren Corp.	84,234	8,728,327
Rocky Brands, Inc.	8,326	88,006
Sequential Brands Group, Inc. (a)	63,961	466,276
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	194,933	4,738,821
Steven Madden Ltd. (a)	86,611	3,039,180
Superior Uniform Group, Inc.	11,974	203,319
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	267,988	10,620,364
Class C (non-vtg.)	275,221	9,811,629
Unifi, Inc. (a)	22,047	573,883
Vera Bradley, Inc. (a)	29,957	448,157
VF Corp.	494,491	30,683,167
Vince Holding Corp. (a)(b)	26,763	187,876
Wolverine World Wide, Inc.	157,560	3,767,260
		282,215,396

TOTAL CONSUMER DISCRETIONARY		4,428,592,478

CONSUMER STAPLES - 8.8%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,701,576
Brown-Forman Corp.:
Class A	40,000	2,069,600
Class B (non-vtg.)	343,578	16,680,712
Castle Brands, Inc. (a)(b)	38,689	34,050
Coca-Cola Bottling Co. Consolidated	6,914	1,039,174
Constellation Brands, Inc. Class A (sub. vtg.)	266,020	43,640,581
Craft Brew Alliance, Inc. (a)	6,981	138,573
Dr. Pepper Snapple Group, Inc.	279,029	26,145,017
MGP Ingredients, Inc.	19,078	761,975
Molson Coors Brewing Co. Class B	274,721	28,109,453
Monster Beverage Corp. (a)	210,497	32,393,383
National Beverage Corp. (a)	22,740	1,130,860
PepsiCo, Inc.	2,158,689	230,440,051
Primo Water Corp. (a)	33,980	393,488
REED'S, Inc. (a)(b)	1,830	6,570
The Coca-Cola Co.	5,828,206	253,118,987
		638,804,050
Food & Staples Retailing - 1.9%
Andersons, Inc.	40,155	1,483,727
Casey's General Stores, Inc.	58,579	7,692,008
Chefs' Warehouse Holdings (a)(b)	22,894	252,292
Costco Wholesale Corp.	655,171	106,196,667
CVS Health Corp.	1,612,057	150,566,124
Ingles Markets, Inc. Class A	19,385	733,335
Kroger Co.	1,444,721	46,216,625
Manitowoc Foodservice, Inc. (a)	202,413	3,264,922
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	149,213
Performance Food Group Co.	62,824	1,614,577
PriceSmart, Inc.	32,376	2,704,367
Rite Aid Corp. (a)	1,597,430	12,028,648
Smart & Final Stores, Inc. (a)	46,551	594,922
SpartanNash Co.	61,272	1,961,929
Sprouts Farmers Market LLC (a)(b)	208,239	4,691,625
SUPERVALU, Inc. (a)	422,858	2,317,262
Sysco Corp.	773,416	40,109,354
United Natural Foods, Inc. (a)	75,425	3,439,380
Village Super Market, Inc. Class A	8,594	274,922
Wal-Mart Stores, Inc.	2,286,500	163,347,560
Walgreens Boots Alliance, Inc.	1,292,985	104,356,819
Weis Markets, Inc.	21,073	1,073,459
Whole Foods Market, Inc. (b)	483,264	14,681,560
		669,751,297
Food Products - 1.8%
Alico, Inc.	4,002	112,376
Amplify Snack Brands, Inc. (a)(b)	47,704	807,629
Archer Daniels Midland Co.	885,122	38,732,939
B&G Foods, Inc. Class A	100,996	4,795,290
Blue Buffalo Pet Products, Inc. (a)	113,569	2,927,809
Bunge Ltd.	210,620	13,458,618
Cal-Maine Foods, Inc. (b)	44,003	2,021,498
Calavo Growers, Inc. (b)	26,199	1,544,431
Campbell Soup Co.	264,551	16,063,537
Coffee Holding Co., Inc. (a)	3,401	19,488
ConAgra Foods, Inc.	652,603	30,417,826
Darling International, Inc. (a)	262,702	3,698,844
Dean Foods Co.	129,419	2,227,301
Farmer Brothers Co. (a)(b)	9,145	292,823
Flowers Foods, Inc.	273,354	4,075,708
Fresh Del Monte Produce, Inc.	55,694	3,239,720
Freshpet, Inc. (a)(b)	24,280	255,183
General Mills, Inc.	877,926	62,174,719
Hormel Foods Corp. (b)	402,619	15,404,203
Ingredion, Inc.	106,403	14,572,955
Inventure Foods, Inc. (a)(b)	20,016	193,955
J&J Snack Foods Corp.	22,542	2,750,124
John B. Sanfilippo & Son, Inc.	17,222	885,555
Kellogg Co.	375,963	30,907,918
Lancaster Colony Corp.	32,520	4,374,916
Landec Corp. (a)	35,757	463,411
Lifeway Foods, Inc. (a)	1,962	24,329
Limoneira Co. (b)	13,723	227,939
McCormick & Co., Inc. (non-vtg.)	174,375	17,779,275
Mead Johnson Nutrition Co. Class A	278,140	23,661,370
Mondelez International, Inc.	2,324,761	104,660,740
Omega Protein Corp. (a)	32,056	808,132
Pilgrim's Pride Corp. (b)	94,260	2,175,521
Pinnacle Foods, Inc.	162,438	8,227,485
Post Holdings, Inc. (a)(b)	94,017	7,970,761
Sanderson Farms, Inc. (b)	29,751	2,862,939
Seaboard Corp. (a)	422	1,365,170
Seneca Foods Corp. Class A (a)	9,032	266,444
Snyders-Lance, Inc.	123,172	4,352,898
The Hain Celestial Group, Inc. (a)	156,670	5,757,623
The Hershey Co.	209,557	20,932,649
The J.M. Smucker Co.	179,861	25,502,491
The Kraft Heinz Co.	892,588	79,877,700
Tootsie Roll Industries, Inc. (b)	45,637	1,738,313
TreeHouse Foods, Inc. (a)(b)	83,722	7,930,985
Tyson Foods, Inc. Class A	451,883	34,148,798
WhiteWave Foods Co. (a)	262,227	14,535,243
		621,225,581
Household Products - 1.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	1,723,642
Church & Dwight Co., Inc.	198,610	19,745,806
Clorox Co.	194,051	25,428,443
Colgate-Palmolive Co.	1,332,142	99,031,436
Energizer Holdings, Inc.	101,117	4,997,202
HRG Group, Inc. (a)	196,180	3,172,231
Kimberly-Clark Corp.	538,511	68,961,719
Oil-Dri Corp. of America	2,105	79,548
Orchids Paper Products Co.	12,438	348,015
Procter & Gamble Co.	3,970,598	346,672,911
Spectrum Brands Holdings, Inc.	41,932	5,627,274
WD-40 Co.	22,073	2,612,340
		578,400,567
Personal Products - 0.2%
Avon Products, Inc.	657,622	3,748,445
Coty, Inc. Class A (b)	113,859	3,068,500
Cyanotech Corp. (a)	2,300	8,786
DS Healthcare Group, Inc. (a)	14,476	9,554
Edgewell Personal Care Co. (a)	87,497	7,000,635
Elizabeth Arden, Inc. (a)	31,918	445,575
Estee Lauder Companies, Inc. Class A	332,192	29,641,492
Herbalife Ltd. (a)(b)	101,046	6,138,545
Inter Parfums, Inc.	25,837	882,850
LifeVantage Corp. (a)(b)	19,206	235,466
Mannatech, Inc. (a)	599	10,129
MediFast, Inc.	14,005	514,964
Natural Health Trends Corp. (b)	11,452	368,067
Nature's Sunshine Products, Inc.	6,985	94,926
Nu Skin Enterprises, Inc. Class A	81,268	4,703,792
Nutraceutical International Corp. (a)	7,518	190,431
Revlon, Inc. (a)	25,388	918,792
Synutra International, Inc. (a)	26,200	102,704
The Female Health Co. (a)(b)	11,731	15,368
USANA Health Sciences, Inc. (a)(b)	10,174	1,391,193
		59,490,214
Tobacco - 1.4%
22nd Century Group, Inc. (a)(b)	13,751	14,026
Alliance One International, Inc. (a)	8,945	189,902
Altria Group, Inc.	2,917,452	192,814,403
Philip Morris International, Inc.	2,321,458	231,983,298
Reynolds American, Inc.	1,240,899	61,511,363
Universal Corp. (b)	35,243	2,120,571
Vector Group Ltd.	149,599	3,337,554
		491,971,117

TOTAL CONSUMER STAPLES		3,059,642,826

ENERGY - 6.4%
Energy Equipment & Services - 1.1%
Archrock, Inc.	117,660	1,296,613
Aspen Aerogels, Inc. (a)	9,858	48,403
Atwood Oceanics, Inc. (b)	79,282	626,328
Baker Hughes, Inc.	660,675	32,458,963
Basic Energy Services, Inc. (a)(b)	48,473	17,983
Bristow Group, Inc.	47,191	538,449
Carbo Ceramics, Inc. (b)	26,245	328,850
Core Laboratories NV (b)	75,489	8,438,160
Dawson Geophysical Co. (a)	19,081	137,574
Diamond Offshore Drilling, Inc. (b)	88,657	1,637,495
Dril-Quip, Inc. (a)	54,128	3,007,893
ENGlobal Corp. (a)	5,637	8,117
Ensco PLC Class A	446,050	3,385,520
Era Group, Inc. (a)	30,759	224,233
Exterran Corp. (a)	59,232	836,948
Fairmount Santrol Holidings, Inc. (a)(b)	145,270	1,079,356
FMC Technologies, Inc. (a)	334,889	9,443,870
Forbes Energy Services Ltd. (a)	500	78
Forum Energy Technologies, Inc. (a)	101,611	1,785,305
Frank's International NV (b)	66,668	766,015
Geospace Technologies Corp. (a)(b)	25,924	458,077
Gulf Island Fabrication, Inc.	17,861	157,177
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	66,263
Halliburton Co.	1,271,328	54,679,817
Helix Energy Solutions Group, Inc. (a)	157,857	1,183,928
Helmerich & Payne, Inc. (b)	160,774	9,720,396
Hornbeck Offshore Services, Inc. (a)(b)	41,835	228,837
Independence Contract Drilling, Inc. (a)	45,769	230,676
ION Geophysical Corp. (a)	10,360	60,502
Matrix Service Co. (a)	47,813	884,062
McDermott International, Inc. (a)(b)	337,356	1,764,372
Mitcham Industries, Inc. (a)	23,287	63,341
Nabors Industries Ltd.	435,341	4,327,290
National Oilwell Varco, Inc.	561,387	18,828,920
Natural Gas Services Group, Inc. (a)	21,602	510,671
Newpark Resources, Inc. (a)	122,453	864,518
Noble Corp. (b)	354,375	2,041,200
Oceaneering International, Inc. (b)	146,128	3,875,315
Oil States International, Inc. (a)	74,010	2,295,790
Parker Drilling Co. (a)	180,331	387,712
Patterson-UTI Energy, Inc.	212,278	4,137,298
PHI, Inc. (non-vtg.) (a)	18,377	342,364
Pioneer Energy Services Corp. (a)	82,168	273,619
Profire Energy, Inc. (a)	14,213	16,629
RigNet, Inc. (a)	15,376	194,045
Rowan Companies PLC (b)	188,027	2,342,816
RPC, Inc. (a)(b)	95,956	1,471,005
Schlumberger Ltd.	2,083,544	164,599,976
SEACOR Holdings, Inc. (a)(b)	30,397	1,786,736
Superior Energy Services, Inc.	221,684	3,730,942
Synthesis Energy Systems, Inc. (a)(b)	138,081	190,552
Tesco Corp.	53,676	365,534
TETRA Technologies, Inc. (a)	113,155	684,588
Tidewater, Inc. (b)	65,412	213,897
Transocean Ltd. (United States) (b)	511,262	4,959,241
U.S. Silica Holdings, Inc.	89,237	3,502,552
Unit Corp. (a)	76,035	1,299,438
Weatherford International Ltd. (a)(b)	1,348,918	7,378,581
Willbros Group, Inc. (a)	69,552	134,931
		366,319,761
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corp. (a)	126,005	176,407
Adams Resources & Energy, Inc.	2,090	77,539
Aemetis, Inc. (a)	10,055	15,585
Alon U.S.A. Energy, Inc.	48,399	395,904
Amyris, Inc. (a)(b)	58,883	23,583
Anadarko Petroleum Corp.	770,674	41,207,939
Antero Resources Corp. (a)	197,043	5,036,419
Apache Corp.	573,809	28,518,307
Approach Resources, Inc. (a)(b)	44,511	147,777
Ardmore Shipping Corp.	32,573	235,177
Barnwell Industries, Inc. (a)	2,847	4,271
Bill Barrett Corp. (a)(b)	78,342	520,191
Bonanza Creek Energy, Inc. (a)(b)	47,310	48,256
Cabot Oil & Gas Corp.	693,626	17,084,008
California Resources Corp.	56,977	565,782
Callon Petroleum Co. (a)	205,694	2,992,848
Carrizo Oil & Gas, Inc. (a)(b)	113,078	4,329,757
Cheniere Energy, Inc. (a)	354,437	15,205,347
Chesapeake Energy Corp. (a)(b)	874,311	5,551,875
Chevron Corp.	2,819,477	283,582,997
Cimarex Energy Co.	141,046	18,643,460
Clayton Williams Energy, Inc. (a)	7,754	489,355
Clean Energy Fuels Corp. (a)(b)	142,581	623,079
Cloud Peak Energy, Inc. (a)(b)	86,697	358,059
Cobalt International Energy, Inc. (a)(b)	514,040	616,848
Comstock Resources, Inc. (a)	10,040	68,975
Concho Resources, Inc. (a)(b)	208,218	26,901,766
ConocoPhillips Co.	1,866,930	76,637,477
CONSOL Energy, Inc. (b)	335,944	6,127,619
Contango Oil & Gas Co. (a)	29,433	284,323
Continental Resources, Inc. (a)(b)	119,790	5,745,128
CVR Energy, Inc.	23,933	349,182
Delek U.S. Holdings, Inc.	76,562	1,343,663
Denbury Resources, Inc. (b)	635,481	1,957,281
Devon Energy Corp.	797,511	34,556,152
Diamondback Energy, Inc.	114,820	10,936,605
Earthstone Energy, Inc. (a)	10,660	103,828
Eclipse Resources Corp. (a)(b)	144,154	491,565
Energen Corp.	141,030	8,109,225
EOG Resources, Inc.	828,212	73,288,480
EP Energy Corp. (a)(b)	55,228	227,539
EQT Corp.	257,988	18,446,142
Evolution Petroleum Corp.	29,931	169,709
EXCO Resources, Inc. (a)(b)	234,793	239,489
Exxon Mobil Corp.	6,208,500	541,008,690
Gastar Exploration, Inc. (a)(b)	200,271	186,252
Gener8 Maritime, Inc. (a)(b)	28,403	142,299
Gevo, Inc. (a)(b)	156,088	92,092
Green Plains, Inc.	56,901	1,381,556
Gulfport Energy Corp. (a)	202,762	5,798,993
Halcon Resources Corp. (a)	128,274	42,330
Hallador Energy Co.	19,418	122,916
Harvest Natural Resources, Inc. (a)(b)	51,649	30,111
Hess Corp.	388,275	21,083,333
HollyFrontier Corp. (b)	258,598	6,692,516
Houston American Energy Corp. (a)	36,485	6,932
Isramco, Inc. (a)(b)	123	9,643
Jones Energy, Inc. (a)	48,096	133,226
Kinder Morgan, Inc.	2,734,618	59,751,403
Kosmos Energy Ltd. (a)(b)	234,975	1,459,195
Laredo Petroleum, Inc. (a)(b)	206,477	2,535,538
Lucas Energy, Inc. (a)(b)	376	1,369
Magellan Petroleum Corp. (a)	4,486	24,673
Marathon Oil Corp.	1,274,232	19,138,965
Marathon Petroleum Corp.	793,259	33,721,440
Matador Resources Co. (a)(b)	120,295	2,760,770
Memorial Resource Development Corp. (a)	137,389	1,978,402
Murphy Oil Corp.	238,682	6,377,583
Newfield Exploration Co. (a)	290,855	12,611,473
Noble Energy, Inc.	644,778	22,231,945
Northern Oil & Gas, Inc. (a)(b)	93,777	303,837
Oasis Petroleum, Inc. (a)	262,021	2,483,959
Occidental Petroleum Corp.	1,137,614	87,425,636
ONEOK, Inc.	309,016	14,489,760
Pacific Ethanol, Inc. (a)(b)	28,969	187,140
Panhandle Royalty Co. Class A	17,964	310,777
Par Pacific Holdings, Inc. (a)(b)	48,252	590,604
Par Pacific Holdings, Inc. rights 9/14/16 (a)	48,252	1,882
Parsley Energy, Inc. Class A (a)	207,948	7,039,040
PBF Energy, Inc. Class A (b)	150,971	3,306,265
PDC Energy, Inc. (a)	74,173	4,925,087
Petroquest Energy, Inc. (a)	17,737	57,291
Phillips 66 Co.	697,774	54,740,370
Pioneer Natural Resources Co.	243,217	43,548,004
QEP Resources, Inc.	350,600	6,696,460
Range Resources Corp. (b)	250,526	9,662,788
Renewable Energy Group, Inc. (a)(b)	48,243	432,740
Resolute Energy Corp. (a)	22,096	373,643
Rex American Resources Corp. (a)(b)	8,227	661,780
Rex Energy Corp. (a)(b)	63,386	36,764
Rice Energy, Inc. (a)	184,903	4,862,949
Ring Energy, Inc. (a)(b)	56,390	559,389
RSP Permian, Inc. (a)(b)	102,001	3,983,139
Sanchez Energy Corp. (a)(b)	93,925	806,816
SemGroup Corp. Class A	76,064	2,365,590
SM Energy Co.	128,192	4,855,913
Southwestern Energy Co. (a)(b)	702,361	9,769,842
Spectra Energy Corp.	1,034,278	36,840,982
Stone Energy Corp. (a)	6,709	73,531
Synergy Resources Corp. (a)(b)	287,890	1,885,680
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	241,887	10,541,435
Teekay Corp. (b)	68,637	496,246
Tengasco, Inc.(a)	1,261	1,311
Tesoro Corp.	178,684	13,476,347
The Williams Companies, Inc.	1,023,019	28,583,151
TransAtlantic Petroleum Ltd. (a)	18,382	13,419
Triangle Petroleum Corp. (a)(b)	83,126	18,737
U.S. Energy Corp. (a)	2,263	4,503
Uranium Energy Corp. (a)(b)	101,154	102,166
Uranium Resources, Inc. (a)	2,190	3,373
VAALCO Energy, Inc. (a)	68,248	72,343
Valero Energy Corp.	701,976	38,854,372
Vertex Energy, Inc. (a)(b)	17,824	22,458
W&T Offshore, Inc. (a)(b)	37,319	63,815
Western Refining, Inc.	121,146	3,048,033
Westmoreland Coal Co. (a)	23,319	178,857
Whiting Petroleum Corp. (a)(b)	411,585	3,000,455
World Fuel Services Corp.	106,709	4,757,087
WPX Energy, Inc. (a)	504,739	6,056,868
Zion Oil & Gas, Inc. (a)	27,782	38,895
		1,844,370,092

TOTAL ENERGY		2,210,689,853

FINANCIALS - 18.2%
Banks - 5.7%
1st Source Corp.	33,223	1,175,762
Access National Corp.	1,270	28,296
ACNB Corp.	3,789	103,061
Allegiance Bancshares, Inc. (a)(b)	3,297	86,546
American National Bankshares, Inc.	2,748	73,564
Ameris Bancorp	34,183	1,190,252
Ames National Corp.	2,652	72,187
Arrow Financial Corp.	16,456	533,504
Associated Banc-Corp.	228,253	4,528,540
Atlantic Capital Bancshares, Inc. (a)	10,644	164,024
Banc of California, Inc.	63,971	1,427,833
BancFirst Corp.	17,711	1,214,975
Bancorp, Inc., Delaware (a)	42,844	265,204
BancorpSouth, Inc.	112,604	2,803,840
Bank of America Corp.	15,351,512	247,773,404
Bank of Hawaii Corp.	74,301	5,352,644
Bank of Marin Bancorp	5,058	246,426
Bank of the Ozarks, Inc. (b)	135,219	5,297,880
BankUnited, Inc.	158,862	5,107,413
Banner Corp.	37,219	1,648,057
Bar Harbor Bankshares	4,029	148,267
BB&T Corp.	1,236,842	47,618,417
BBCN Bancorp, Inc.	193,571	3,329,421
BCB Bancorp, Inc.	2,814	30,785
Berkshire Hills Bancorp, Inc.	55,545	1,549,150
Blue Hills Bancorp, Inc.	41,132	606,697
BNC Bancorp	71,010	1,744,716
BOK Financial Corp. (b)	49,801	3,439,755
Boston Private Financial Holdings, Inc.	128,855	1,659,652
Bridge Bancorp, Inc.	16,022	477,616
Brookline Bancorp, Inc., Delaware	100,105	1,195,254
Bryn Mawr Bank Corp.	22,435	721,734
C & F Financial Corp.	1,992	84,680
Camden National Corp.	9,213	426,009
Capital Bank Financial Corp. Series A	38,584	1,208,065
Capital City Bank Group, Inc.	7,146	99,973
Cardinal Financial Corp.	51,939	1,394,562
Carolina Financial Corp.	11,511	246,911
Cascade Bancorp (a)	23,889	143,812
Cathay General Bancorp	106,141	3,334,950
Centerstate Banks of Florida, Inc.	74,327	1,336,399
Central Pacific Financial Corp.	46,756	1,196,486
Central Valley Community Bancorp (b)	3,159	48,522
Century Bancorp, Inc. Class A (non-vtg.)	686	30,102
Chemical Financial Corp. (b)	136,401	3,294,304
CIT Group, Inc.	260,902	9,622,066
Citigroup, Inc.	4,391,829	209,665,916
Citizens & Northern Corp.	8,777	189,759
Citizens Financial Group, Inc.	779,676	19,312,575
City Holding Co.	22,173	1,121,732
CNB Financial Corp., Pennsylvania	7,083	142,722
CoBiz, Inc.	48,540	637,330
Columbia Banking Systems, Inc.	85,736	2,832,717
Comerica, Inc.	245,900	11,628,611
Commerce Bancshares, Inc.	130,299	6,603,553
Community Bank System, Inc.	88,502	4,199,420
Community Trust Bancorp, Inc.	26,677	983,314
CommunityOne Bancorp (a)(b)	12,418	167,395
ConnectOne Bancorp, Inc.	44,434	790,481
CU Bancorp (a)	12,826	310,389
Cullen/Frost Bankers, Inc.	79,042	5,762,162
Customers Bancorp, Inc. (a)	37,395	999,942
CVB Financial Corp.	147,873	2,630,661
Eagle Bancorp, Inc. (a)	43,309	2,241,674
East West Bancorp, Inc.	211,572	7,857,784
Eastern Virginia Bankshares, Inc.	969	7,471
Enterprise Bancorp, Inc.	838	20,808
Enterprise Financial Services Corp.	26,898	828,458
Farmers Capital Bank Corp.	6,822	203,978
Farmers National Banc Corp.	14,652	146,080
FCB Financial Holdings, Inc. Class A (a)	21,708	831,416
Fidelity Southern Corp.	23,895	428,915
Fifth Third Bancorp	1,143,167	23,046,247
Financial Institutions, Inc.	17,365	466,771
First Bancorp, North Carolina	21,530	431,677
First Bancorp, Puerto Rico (a)	202,591	992,696
First Busey Corp.	44,371	1,036,063
First Business Finance Services, Inc.	3,936	89,662
First Citizen Bancshares, Inc.	15,636	4,454,853
First Commonwealth Financial Corp.	139,377	1,423,039
First Community Bancshares, Inc.	12,848	307,967
First Connecticut Bancorp, Inc.	11,897	208,435
First Financial Bancorp, Ohio	94,231	2,054,236
First Financial Bankshares, Inc.	106,325	3,893,622
First Financial Corp., Indiana	17,277	706,284
First Financial Northwest, Inc.	2,197	28,803
First Foundation, Inc. (a)	16,220	406,311
First Horizon National Corp.	287,965	4,428,902
First Internet Bancorp	2,571	61,318
First Interstate Bancsystem, Inc.	24,776	761,614
First Merchants Corp.	71,357	1,937,343
First Midwest Bancorp, Inc., Delaware	122,035	2,388,225
First NBC Bank Holding Co. (a)	23,508	307,014
First Northwest Bancorp (a)	5,375	70,735
First of Long Island Corp.	18,380	602,864
First Republic Bank	223,897	17,231,113
First United Corp. (a)	3,018	31,568
Flushing Financial Corp.	47,044	1,090,950
FNB Corp., Pennsylvania	304,396	3,801,906
Franklin Financial Network, Inc. (a)	2,240	77,840
Fulton Financial Corp.	269,904	3,902,812
German American Bancorp, Inc.	18,768	691,788
Glacier Bancorp, Inc.	124,637	3,731,632
Great Southern Bancorp, Inc.	13,342	561,565
Great Western Bancorp, Inc.	87,025	2,979,736
Green Bancorp, Inc. (a)	8,255	84,201
Guaranty Bancorp	20,832	384,975
Hancock Holding Co.	109,529	3,573,931
Hanmi Financial Corp.	44,939	1,178,750
Heartland Financial U.S.A., Inc.	25,788	936,620
Heritage Commerce Corp.	19,687	226,204
Heritage Financial Corp., Washington	51,567	952,958
Heritage Oaks Bancorp	21,517	173,642
Hilltop Holdings, Inc. (a)	119,649	2,708,853
Home Bancshares, Inc.	191,474	4,480,492
HomeTrust Bancshares, Inc. (a)	24,994	477,885
Horizon Bancorp Industries	11,343	317,717
Huntington Bancshares, Inc.	1,571,412	15,729,834
IBERIABANK Corp.	53,736	3,695,425
Independent Bank Corp.	21,519	350,975
Independent Bank Corp., Massachusetts	41,598	2,203,862
Independent Bank Group, Inc.	18,321	804,658
International Bancshares Corp.	86,896	2,576,466
Investors Bancorp, Inc.	599,072	7,338,632
JPMorgan Chase & Co.	5,463,143	368,762,153
KeyCorp	1,584,631	19,902,965
Lakeland Bancorp, Inc.	47,243	644,867
Lakeland Financial Corp.	43,110	1,545,062
LegacyTexas Financial Group, Inc.	64,665	1,961,289
Live Oak Bancshares, Inc.	5,533	78,347
M&T Bank Corp.	243,091	28,764,958
Macatawa Bank Corp.	22,839	177,687
MainSource Financial Group, Inc.	27,700	668,401
MB Financial, Inc.	107,410	4,208,324
MBT Financial Corp.	19,637	166,522
Mercantile Bank Corp.	17,364	465,355
Merchants Bancshares, Inc.	5,246	174,167
Middleburg Financial Corp.	4,711	134,169
Midsouth Bancorp, Inc.	7,208	73,017
MidWestOne Financial Group, Inc.	9,068	270,408
MutualFirst Financial, Inc. (b)	20,181	559,821
National Bank Holdings Corp.	145,617	3,486,071
National Bankshares, Inc. (b)	5,803	208,212
NBT Bancorp, Inc.	92,219	2,977,752
Nicolet Bankshares, Inc. (a)	7,917	296,333
Northrim Bancorp, Inc.	6,518	167,513
OFG Bancorp	53,595	584,721
Old Line Bancshares, Inc.	8,031	155,320
Old National Bancorp, Indiana	180,731	2,559,151
Old Second Bancorp, Inc.	18,605	151,817
Opus Bank	31,202	1,089,574
Orrstown Financial Services, Inc.	5,669	115,591
Pacific Continental Corp.	16,124	266,046
Pacific Mercantile Bancorp (a)	10,321	79,265
Pacific Premier Bancorp, Inc. (a)	30,035	810,645
PacWest Bancorp	182,577	7,907,410
Park National Corp.	20,366	1,948,008
Park Sterling Corp.	62,354	528,762
Peapack-Gladstone Financial Corp.	20,893	417,442
Penns Woods Bancorp, Inc.	3,854	170,270
Peoples Bancorp, Inc.	27,844	661,852
Peoples Financial Corp., Mississippi (a)	2,667	27,950
Peoples Financial Services Corp.	12,111	465,547
Peoples United Financial, Inc. (b)	460,969	7,490,746
Pinnacle Financial Partners, Inc.	67,614	3,833,038
PNC Financial Services Group, Inc.	748,584	67,447,418
Popular, Inc.	171,035	6,723,386
Preferred Bank, Los Angeles	16,109	564,620
Premier Financial Bancorp, Inc.	4,098	68,519
PrivateBancorp, Inc.	128,395	5,899,750
Prosperity Bancshares, Inc.	97,786	5,424,189
QCR Holdings, Inc.	6,184	193,064
Regions Financial Corp.	1,855,063	18,494,978
Renasant Corp.	61,033	2,163,620
Republic Bancorp, Inc., Kentucky Class A	18,205	582,742
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	13,392
S&T Bancorp, Inc.	72,150	2,074,313
Sandy Spring Bancorp, Inc.	36,755	1,158,885
Seacoast Banking Corp., Florida (a)	40,390	664,416
ServisFirst Bancshares, Inc.	44,394	2,326,690
Shore Bancshares, Inc.	6,745	78,444
Sierra Bancorp	8,792	160,278
Signature Bank (a)	83,964	10,244,448
Simmons First National Corp. Class A	56,478	2,834,631
South State Corp.	37,647	2,860,796
Southern First Bancshares, Inc. (a)	3,669	103,979
Southern National Bancorp of Virginia, Inc.	3,574	44,389
Southside Bancshares, Inc.	32,772	1,076,560
Southwest Bancorp, Inc., Oklahoma	21,659	424,083
State Bank Financial Corp.	55,381	1,277,086
Sterling Bancorp	186,202	3,323,706
Stock Yards Bancorp, Inc.	30,796	982,700
Stonegate Bank	14,759	480,553
Suffolk Bancorp	15,697	554,889
Summit Financial Group, Inc.	7,690	149,417
Sun Bancorp, Inc.	9,760	222,918
SunTrust Banks, Inc.	760,630	33,520,964
SVB Financial Group (a)	76,218	8,464,771
Synovus Financial Corp.	198,807	6,576,536
Talmer Bancorp, Inc. Class A	137,867	3,206,786
TCF Financial Corp.	303,183	4,441,631
Texas Capital Bancshares, Inc. (a)	74,662	3,921,248
The First Bancorp, Inc.	2,896	65,189
Tompkins Financial Corp.	22,580	1,669,339
TowneBank	102,762	2,444,708
Trico Bancshares	37,499	1,013,973
TriState Capital Holdings, Inc. (a)	31,167	466,414
Triumph Bancorp, Inc. (a)	15,765	301,427
Trustmark Corp.	94,171	2,670,690
U.S. Bancorp	2,418,850	106,792,228
UMB Financial Corp.	60,645	3,687,216
Umpqua Holdings Corp.	368,620	6,052,740
Union Bankshares Corp.	76,873	2,139,376
Union Bankshares, Inc. (b)	1,824	62,107
United Bankshares, Inc., West Virginia	110,492	4,353,385
United Community Bank, Inc.	91,017	1,909,537
Univest Corp. of Pennsylvania	38,712	903,538
Valley National Bancorp	338,669	3,268,156
Veritex Holdings, Inc. (a)	4,903	84,086
Washington Trust Bancorp, Inc.	22,987	968,902
WashingtonFirst Bankshares, Inc.	4,823	119,948
Webster Financial Corp.	175,987	6,798,378
Wells Fargo & Co.	6,918,071	351,438,007
WesBanco, Inc.	67,375	2,205,184
West Bancorp., Inc.	59,222	1,162,528
Westamerica Bancorp. (b)	45,279	2,301,984
Westbury Bancorp, Inc. (a)	4,860	93,361
Western Alliance Bancorp. (a)	128,709	4,919,258
Wintrust Financial Corp.	75,914	4,219,300
Xenith Bankshares, Inc. (a)	89,921	210,415
Yadkin Financial Corp.	70,939	1,851,508
Your Community Bankshares, Inc.	6,866	267,980
Zions Bancorporation	288,701	8,831,364
		1,964,008,220
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)(b)	77,232	10,970,806
Ameriprise Financial, Inc.	249,771	25,246,853
Arlington Asset Investment Corp.	25,721	382,728
Artisan Partners Asset Management, Inc.	53,526	1,399,705
Ashford, Inc. (a)	1,254	56,430
Associated Capital Group, Inc.	6,083	200,131
Bank of New York Mellon Corp.	1,611,801	67,163,748
BGC Partners, Inc. Class A	270,826	2,375,144
BlackRock, Inc. Class A	187,375	69,855,274
Calamos Asset Management, Inc. Class A	22,184	155,066
Charles Schwab Corp.	1,798,341	56,575,808
Cohen & Steers, Inc.	29,933	1,261,077
Cowen Group, Inc. Class A (a)(b)	169,746	636,548
Diamond Hill Investment Group, Inc.	4,388	830,868
E*TRADE Financial Corp. (a)	448,071	11,820,113
Eaton Vance Corp. (non-vtg.)	172,774	6,916,143
Evercore Partners, Inc. Class A	60,285	3,089,003
FBR & Co.	6,019	85,048
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,269,543
Financial Engines, Inc. (b)	75,157	2,402,769
Franklin Resources, Inc.	551,204	20,118,946
FXCM, Inc. Class A (a)(b)	5,137	47,928
Gain Capital Holdings, Inc.	33,946	218,273
GAMCO Investors, Inc. Class A	6,083	186,566
Goldman Sachs Group, Inc.	579,158	98,144,115
Greenhill & Co., Inc.	34,523	791,958
Houlihan Lokey	18,859	466,949
Institutional Financial Markets, Inc.	6,881	7,844
Interactive Brokers Group, Inc.	98,170	3,522,340
INTL FCStone, Inc. (a)	23,975	863,580
Invesco Ltd.	621,893	19,396,843
Investment Technology Group, Inc.	55,680	856,358
Janus Capital Group, Inc.	187,399	2,786,623
KCG Holdings, Inc. Class A (a)	107,133	1,548,072
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	336,570
Lazard Ltd. Class A	197,923	7,329,089
Legg Mason, Inc.	154,159	5,332,360
LPL Financial (b)	109,368	3,251,511
Manning & Napier, Inc. Class A	21,800	167,424
Moelis & Co. Class A	23,851	642,784
Morgan Stanley	2,266,295	72,657,418
Northern Trust Corp.	316,908	22,370,536
NorthStar Asset Management Group, Inc.	280,199	3,482,874
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	217,700
Piper Jaffray Companies (a)	20,940	929,317
PJT Partners, Inc. (b)	43,421	1,071,196
Pzena Investment Management, Inc.	4,972	38,583
Raymond James Financial, Inc.	189,387	11,016,642
Safeguard Scientifics, Inc. (a)(b)	26,745	377,105
SEI Investments Co.	210,268	9,693,355
Silvercrest Asset Management Group Class A	6,008	74,439
State Street Corp.	593,762	41,705,843
Stifel Financial Corp. (a)	97,319	3,829,503
T. Rowe Price Group, Inc.	368,192	25,604,072
TD Ameritrade Holding Corp.	391,484	12,866,122
U.S. Global Investments, Inc. Class A	7,637	14,969
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	42,805	698,150
Virtus Investment Partners, Inc. (b)	8,765	799,368
Waddell & Reed Financial, Inc. Class A	123,074	2,289,176
Westwood Holdings Group, Inc.	10,927	546,896
WisdomTree Investments, Inc. (b)	153,169	1,608,275
		643,600,477
Consumer Finance - 0.7%
Ally Financial, Inc.	660,316	13,232,733
American Express Co.	1,212,655	79,525,915
Asta Funding, Inc. (a)	4,468	49,729
Atlanticus Holdings Corp. (a)	35,598	107,506
Capital One Financial Corp.	770,747	55,185,485
Cash America International, Inc.	36,022	1,568,038
Consumer Portfolio Services, Inc. (a)	11,930	45,811
Credit Acceptance Corp. (a)(b)	14,900	2,974,785
Discover Financial Services	628,081	37,684,860
Emergent Capital, Inc. (a)(b)	20,885	78,945
Encore Capital Group, Inc. (a)(b)	36,545	787,910
Enova International, Inc. (a)	32,960	316,086
EZCORP, Inc. (non-vtg.) Class A (a)	86,606	896,372
First Cash Financial Services, Inc.	42,812	2,214,237
Green Dot Corp. Class A (a)(b)	74,413	1,726,382
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	147
LendingClub Corp. (a)(b)	328,200	1,775,562
Navient Corp.	519,922	7,476,478
Nelnet, Inc. Class A	31,753	1,124,056
Nicholas Financial, Inc. (a)	5,705	60,302
OneMain Holdings, Inc. (a)(b)	68,948	2,138,077
PRA Group, Inc. (a)(b)	66,508	2,126,926
Regional Management Corp. (a)	12,187	263,483
Santander Consumer U.S.A. Holdings, Inc. (a)	164,266	2,066,466
SLM Corp. (a)	610,909	4,529,890
Synchrony Financial	1,245,067	34,650,215
World Acceptance Corp. (a)(b)	15,268	734,543
		253,340,939
Diversified Financial Services - 2.3%
Bats Global Markets, Inc.	40,579	994,186
BBX Capital Corp. (a)	18,261	362,116
Berkshire Hathaway, Inc. Class B (a)	2,800,945	421,514,213
Broadcom Ltd.	555,406	97,984,727
CBOE Holdings, Inc.	122,451	8,411,159
CME Group, Inc.	506,610	54,891,194
FactSet Research Systems, Inc.	61,361	10,924,099
IntercontinentalExchange, Inc.	177,716	50,119,466
Leucadia National Corp.	507,011	9,709,261
MarketAxess Holdings, Inc.	54,847	9,243,913
Marlin Business Services Corp.	13,319	250,397
McGraw Hill Financial, Inc.	392,859	48,533,801
Moody's Corp.	256,030	27,827,901
Morningstar, Inc.	31,944	2,653,588
MSCI, Inc. Class A	147,156	13,261,699
NewStar Financial, Inc. (a)	27,065	305,023
On Deck Capital, Inc. (a)(b)	61,562	389,687
PICO Holdings, Inc. (a)	29,880	329,278
Resource America, Inc. Class A	28,608	279,214
Senseonics Holdings, Inc.	5,000	20,000
The NASDAQ OMX Group, Inc.	167,243	11,909,374
TheStreet.com, Inc.	3,696	4,250
Tiptree Financial, Inc.	33,155	181,026
Voya Financial, Inc.	326,839	9,556,772
		779,656,344
Insurance - 2.9%
AFLAC, Inc.	605,396	44,908,275
Alleghany Corp. (a)	23,047	12,357,801
Allied World Assurance Co. Holdings AG	140,733	5,708,130
Allstate Corp.	552,407	38,093,987
AMBAC Financial Group, Inc. (a)	65,156	1,181,930
American Equity Investment Life Holding Co.	135,906	2,394,664
American Financial Group, Inc.	103,206	7,755,931
American International Group, Inc.	1,677,040	100,337,303
American National Insurance Co.	20,619	2,408,712
Amerisafe, Inc.	28,834	1,730,328
AmTrust Financial Services, Inc. (b)	127,626	3,380,813
Aon PLC	392,638	43,720,241
Arch Capital Group Ltd. (a)	190,407	15,411,543
Argo Group International Holdings, Ltd.	46,444	2,635,233
Arthur J. Gallagher & Co.	263,293	13,009,307
Aspen Insurance Holdings Ltd.	93,846	4,313,162
Assurant, Inc.	95,115	8,517,548
Assured Guaranty Ltd.	208,257	5,783,297
Atlas Financial Holdings, Inc. (a)	3,104	54,413
Axis Capital Holdings Ltd.	139,939	7,958,331
Baldwin & Lyons, Inc. Class B	6,073	153,283
Brown & Brown, Inc.	172,812	6,475,266
Chubb Ltd.	691,575	87,781,615
Cincinnati Financial Corp.	214,592	16,547,189
Citizens, Inc. Class A (a)(b)	56,518	614,916
CNA Financial Corp.	85,746	2,856,199
CNO Financial Group, Inc.	273,436	4,443,335
Crawford & Co. Class B	31,537	357,630
Donegal Group, Inc. Class A	8,008	128,849
eHealth, Inc. (a)	26,343	296,095
EMC Insurance Group	8,724	242,963
Employers Holdings, Inc.	50,084	1,526,059
Endurance Specialty Holdings Ltd.	94,715	6,236,983
Enstar Group Ltd. (a)	18,704	3,115,899
Erie Indemnity Co. Class A	39,674	4,047,938
Everest Re Group Ltd.	62,850	12,153,933
FBL Financial Group, Inc. Class A	16,450	1,087,674
Federated National Holding Co.	19,431	355,004
Fidelity & Guaranty Life (b)	19,773	470,597
First Acceptance Corp. (a)	4,055	4,177
First American Financial Corp.	166,625	7,179,871
FNF Group	411,465	15,508,116
FNFV Group (a)(b)	119,032	1,534,322
Genworth Financial, Inc. Class A (a)	738,907	3,495,030
Global Indemnity PLC (a)	13,709	395,505
Greenlight Capital Re, Ltd. (a)	42,022	901,372
Hallmark Financial Services, Inc. (a)	10,337	109,262
Hanover Insurance Group, Inc.	63,275	4,948,105
Hartford Financial Services Group, Inc.	589,428	24,207,808
HCI Group, Inc.	13,167	418,579
Health Insurance Innovations, Inc. (a)	4,900	28,028
Heritage Insurance Holdings, Inc.	60,181	825,683
Horace Mann Educators Corp.	55,232	2,018,730
Independence Holding Co.	16,014	281,046
Infinity Property & Casualty Corp.	16,040	1,351,530
Investors Title Co.	1,086	106,493
James River Group Holdings Ltd.	18,936	691,921
Kemper Corp.	72,301	2,707,672
Lincoln National Corp.	349,029	16,763,863
Loews Corp.	412,803	17,279,934
Maiden Holdings Ltd.	73,970	1,021,526
Markel Corp. (a)	21,093	19,639,903
Marsh & McLennan Companies, Inc.	789,536	53,396,320
MBIA, Inc. (a)	228,577	1,842,331
Mercury General Corp.	57,625	3,129,038
MetLife, Inc.	1,648,314	71,536,828
National General Holdings Corp.	96,033	2,188,592
National Interstate Corp.	15,961	519,211
National Western Life Group, Inc.	3,602	698,824
Navigators Group, Inc.	17,231	1,619,025
Old Republic International Corp.	409,862	7,881,646
OneBeacon Insurance Group Ltd.	32,052	453,856
Patriot National, Inc. (a)(b)	7,857	69,534
Primerica, Inc.	65,762	3,743,831
Principal Financial Group, Inc.	393,645	19,316,160
ProAssurance Corp.	80,899	4,451,063
Progressive Corp.	862,684	28,088,991
Prudential Financial, Inc.	661,617	52,519,157
Reinsurance Group of America, Inc.	91,293	9,797,565
RenaissanceRe Holdings Ltd.	65,324	7,819,283
RLI Corp.	52,935	3,757,326
Safety Insurance Group, Inc.	19,906	1,322,754
Selective Insurance Group, Inc.	86,856	3,465,554
State Auto Financial Corp.	21,317	489,438
State National Companies, Inc.	40,781	414,743
Stewart Information Services Corp.	34,622	1,584,995
The Travelers Companies, Inc.	432,705	51,366,411
Third Point Reinsurance Ltd. (a)(b)	92,317	1,201,967
Torchmark Corp.	173,559	11,225,796
Trupanion, Inc. (a)(b)	19,929	299,533
United Fire Group, Inc.	32,386	1,399,399
United Insurance Holdings Corp.	21,251	334,703
Universal Insurance Holdings, Inc. (b)	42,273	1,047,525
Unum Group	338,433	12,051,599
Validus Holdings Ltd.	125,147	6,356,216
W.R. Berkley Corp.	159,271	9,455,919
White Mountains Insurance Group Ltd.	8,265	6,810,525
Willis Group Holdings PLC	205,062	25,429,739
WMI Holdings Corp. (a)(b)	116,842	290,937
XL Group Ltd.	424,269	14,522,728
		1,013,869,914
Real Estate Investment Trusts - 4.4%
Acadia Realty Trust (SBI)	120,965	4,468,447
AG Mortgage Investment Trust, Inc.	28,740	454,667
Agree Realty Corp.	26,124	1,253,691
Alexanders, Inc.	6,076	2,612,741
Alexandria Real Estate Equities, Inc. (b)	116,534	12,829,228
Altisource Residential Corp. Class B	74,457	816,793
American Assets Trust, Inc.	63,016	2,791,609
American Campus Communities, Inc.	189,204	9,481,012
American Capital Agency Corp.	494,092	9,540,917
American Capital Mortgage Investment Corp.	77,847	1,327,681
American Homes 4 Rent Class A	313,031	6,845,988
American Tower Corp.	630,602	71,497,655
Annaly Capital Management, Inc.	1,485,933	15,914,342
Anworth Mortgage Asset Corp.	251,516	1,229,913
Apartment Investment & Management Co. Class A	230,750	10,425,285
Apollo Commercial Real Estate Finance, Inc.	62,598	1,020,347
Apollo Residential Mortgage, Inc.	51,564	703,333
Apple Hospitality (REIT), Inc.	259,742	5,096,138
Arbor Realty Trust, Inc.	58,520	455,871
Ares Commercial Real Estate Corp.	39,618	497,998
Armada Hoffler Properties, Inc.	22,245	306,536
Armour Residential REIT, Inc.	61,211	1,361,333
Ashford Hospitality Prime, Inc.	37,189	576,801
Ashford Hospitality Trust, Inc.	100,347	699,419
AvalonBay Communities, Inc.	206,492	36,138,165
Blackstone Mortgage Trust, Inc.	145,044	4,325,212
Bluerock Residential Growth (REIT), Inc.	18,249	244,537
Boston Properties, Inc.	225,934	31,660,131
Brandywine Realty Trust (SBI)	245,200	3,955,076
Brixmor Property Group, Inc.	384,634	10,985,147
BRT Realty Trust (a)	189,164	1,464,129
Camden Property Trust (SBI) (b)	128,537	11,281,692
Capstead Mortgage Corp.	129,311	1,282,765
Care Capital Properties, Inc.	134,566	4,035,634
CareTrust (REIT), Inc.	70,605	1,049,190
CatchMark Timber Trust, Inc.	51,201	599,052
CBL & Associates Properties, Inc.	216,304	3,086,658
Cedar Shopping Centers, Inc.	134,023	1,014,554
Chambers Street Properties	599,992	5,807,923
Chatham Lodging Trust	57,137	1,184,450
Cherry Hill Mortgage Investment Corp.	2,726	45,034
Chesapeake Lodging Trust	85,461	2,177,546
Chimera Investment Corp.	263,589	4,346,583
CIM Commercial Trust Corp.	6,057	102,121
City Office (REIT), Inc.	19,500	252,720
Colony Financial, Inc.	170,282	3,145,109
Colony Starwood Homes	66,795	2,070,645
Columbia Property Trust, Inc.	198,850	4,688,883
Communications Sales & Leasing, Inc.	202,085	6,305,052
Community Healthcare Trust, Inc.	15,778	362,421
Condor Hospitality Trust, Inc.	703	1,258
CorEnergy Infrastructure Trust, Inc. (b)	13,819	406,555
Coresite Realty Corp.	54,413	4,245,302
Corporate Office Properties Trust (SBI)	143,522	4,093,247
Corrections Corp. of America	180,835	2,880,702
Cousins Properties, Inc.	284,086	3,130,628
Crown Castle International Corp.	501,498	47,526,965
CubeSmart	271,246	7,467,402
CyrusOne, Inc.	98,914	5,028,788
CYS Investments, Inc.	197,203	1,737,358
DCT Industrial Trust, Inc.	122,100	5,947,491
DDR Corp.	441,205	8,343,187
DiamondRock Hospitality Co.	300,095	3,178,006
Digital Realty Trust, Inc.	225,737	22,368,279
Douglas Emmett, Inc.	203,089	7,628,023
Duke Realty LP	547,657	15,400,115
DuPont Fabros Technology, Inc.	106,769	4,527,006
Dynex Capital, Inc.	68,104	500,564
Easterly Government Properties, Inc.	30,760	599,512
EastGroup Properties, Inc.	46,143	3,385,973
Education Realty Trust, Inc.	109,174	4,946,674
Ellington Residential Mortgage REIT	7,146	96,757
Empire State Realty Trust, Inc.	186,050	3,994,494
EPR Properties	88,895	6,962,256
Equinix, Inc.	102,570	37,812,431
Equity Commonwealth (a)	193,982	6,069,697
Equity Lifestyle Properties, Inc.	120,671	9,355,623
Equity One, Inc.	158,194	4,910,342
Equity Residential (SBI)	549,550	35,649,309
Essex Property Trust, Inc.	98,689	22,412,272
Extra Space Storage, Inc.	187,469	15,100,628
Federal Realty Investment Trust (SBI)	101,639	16,160,601
FelCor Lodging Trust, Inc.	200,216	1,423,536
First Industrial Realty Trust, Inc.	150,659	4,334,459
First Potomac Realty Trust	85,240	858,367
Five Oaks Investment Corp.	4,880	28,011
Forest City Realty Trust, Inc.	326,862	7,733,555
Four Corners Property Trust, Inc.	103,212	2,137,521
Franklin Street Properties Corp.	139,951	1,757,785
Gaming & Leisure Properties	280,894	9,609,384
General Growth Properties, Inc.	872,985	25,438,783
Getty Realty Corp.	48,238	1,135,040
Gladstone Commercial Corp.	25,933	466,794
Gladstone Land Corp.	8,000	93,680
Global Net Lease, Inc.	250,435	2,078,611
Government Properties Income Trust (b)	114,158	2,659,881
Great Ajax Corp.	14,698	201,510
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,775	1,121,665
HCP, Inc.	699,101	27,495,642
Healthcare Realty Trust, Inc.	167,407	5,869,289
Healthcare Trust of America, Inc.	207,814	7,011,644
Hersha Hospitality Trust	71,283	1,392,870
Highwoods Properties, Inc. (SBI)	154,862	8,213,880
Hospitality Properties Trust (SBI)	245,585	7,487,887
Host Hotels & Resorts, Inc. (b)	1,104,908	19,689,461
Hudson Pacific Properties, Inc.	159,732	5,346,230
Independence Realty Trust, Inc.	33,740	318,843
InfraReit, Inc.	33,447	632,148
Invesco Mortgage Capital, Inc.	162,908	2,564,172
Investors Real Estate Trust (b)	202,786	1,346,499
Iron Mountain, Inc.	353,910	13,593,683
iStar Financial, Inc. (a)	102,599	1,109,095
Jernigan Capital, Inc. (b)	3,052	49,412
Kilroy Realty Corp.	134,707	9,783,769
Kimco Realty Corp.	649,783	19,525,979
Kite Realty Group Trust	145,444	4,200,423
Ladder Capital Corp. Class A	75,752	1,005,987
Lamar Advertising Co. Class A (b)	123,324	7,686,785
LaSalle Hotel Properties (SBI) (b)	163,011	4,574,089
Lexington Corporate Properties Trust	345,008	3,722,636
Liberty Property Trust (SBI)	229,311	9,454,493
Life Storage, Inc.	72,668	6,540,120
LTC Properties, Inc.	62,032	3,220,701
Mack-Cali Realty Corp.	122,465	3,399,628
Medical Properties Trust, Inc.	337,235	5,149,578
MFA Financial, Inc.	554,751	4,282,678
Mid-America Apartment Communities, Inc.	113,076	10,628,013
Monmouth Real Estate Investment Corp. Class A	107,747	1,508,458
Monogram Residential Trust, Inc.	257,535	2,709,268
National Health Investors, Inc.	54,377	4,365,386
National Retail Properties, Inc. (b)	231,947	11,620,545
National Storage Affiliates Trust	49,991	1,015,317
New Residential Investment Corp.	333,004	4,778,607
New Senior Investment Group, Inc.	149,321	1,850,087
New York (REIT), Inc.	231,906	2,240,212
New York Mortgage Trust, Inc. (b)	176,500	1,066,060
Newcastle Investment Corp.	86,128	400,495
NexPoint Residential Trust, Inc.	32,020	669,538
NorthStar Realty Europe Corp.	77,758	796,242
NorthStar Realty Finance Corp.	274,806	3,665,912
Omega Healthcare Investors, Inc. (b)	244,630	8,855,606
One Liberty Properties, Inc.	17,377	421,392
Orchid Island Capital, Inc. (b)	20,507	215,118
Outfront Media, Inc.	205,776	4,592,920
Owens Realty Mortgage, Inc.	54,252	922,284
Paramount Group, Inc.	263,588	4,744,584
Parkway Properties, Inc.	135,012	2,430,216
Pebblebrook Hotel Trust (b)	104,963	3,153,089
Pennsylvania Real Estate Investment Trust (SBI)	105,464	2,646,092
PennyMac Mortgage Investment Trust	106,166	1,617,970
Physicians Realty Trust	189,663	4,060,685
Piedmont Office Realty Trust, Inc. Class A	209,992	4,537,927
Post Properties, Inc.	73,877	4,896,568
Potlatch Corp.	63,794	2,415,879
Power (REIT) (a)	718	5,026
Preferred Apartment Communities, Inc. Class A	29,993	415,103
Prologis, Inc.	798,714	42,419,701
PS Business Parks, Inc.	31,822	3,525,241
Public Storage	220,560	49,392,206
QTS Realty Trust, Inc. Class A	65,930	3,572,747
RAIT Financial Trust	116,629	366,215
Ramco-Gershenson Properties Trust (SBI)	128,503	2,496,813
Rayonier, Inc.	191,909	5,283,255
Realty Income Corp.	384,631	25,281,796
Redwood Trust, Inc.	130,122	1,925,806
Regency Centers Corp.	152,757	12,303,049
Resource Capital Corp.	40,594	538,682
Retail Opportunity Investments Corp.	171,753	3,831,809
Retail Properties America, Inc.	368,229	6,259,893
Rexford Industrial Realty, Inc.	93,456	2,086,872
RLJ Lodging Trust	176,982	4,130,760
Ryman Hospitality Properties, Inc.	71,041	3,833,372
Sabra Health Care REIT, Inc.	99,253	2,528,966
Saul Centers, Inc.	23,905	1,584,423
Select Income REIT	130,864	3,571,279
Senior Housing Properties Trust (SBI)	366,092	8,178,495
Seritage Growth Properties (b)	28,884	1,285,338
Silver Bay Realty Trust Corp.	47,769	909,044
Simon Property Group, Inc.	462,738	99,706,157
SL Green Realty Corp.	146,983	17,302,839
Sotherly Hotels, Inc.	2,721	15,918
Spirit Realty Capital, Inc.	725,783	9,616,625
Stag Industrial, Inc.	92,815	2,304,596
Starwood Property Trust, Inc.	334,722	7,665,134
Store Capital Corp.	220,329	6,528,348
Summit Hotel Properties, Inc.	122,449	1,751,021
Sun Communities, Inc.	93,367	7,144,443
Sunstone Hotel Investors, Inc.	339,094	4,710,016
Tanger Factory Outlet Centers, Inc. (b)	140,583	5,713,293
Taubman Centers, Inc.	92,439	7,179,737
Terreno Realty Corp.	71,122	1,903,225
The GEO Group, Inc. (b)	115,597	2,316,564
The Macerich Co.	187,597	15,362,318
TIER REIT, Inc.	108,647	1,740,525
Two Harbors Investment Corp.	531,577	4,731,035
UDR, Inc.	397,140	14,368,525
UMH Properties, Inc.	26,840	317,786
United Development Funding IV (b)	104,924	335,757
Universal Health Realty Income Trust (SBI)	21,131	1,301,458
Urban Edge Properties	128,665	3,687,539
Urstadt Biddle Properties, Inc. Class A	50,401	1,144,607
Ventas, Inc.	506,574	36,812,733
VEREIT, Inc.	1,442,502	15,074,146
Vornado Realty Trust	262,291	27,097,283
Washington REIT (SBI)	91,707	2,980,478
Weingarten Realty Investors (SBI)	181,930	7,504,613
Welltower, Inc.	533,027	40,909,822
Western Asset Mortgage Capital Corp.	72,828	770,520
Weyerhaeuser Co.	1,141,125	36,344,831
Whitestone REIT Class B	26,734	387,376
WP Carey, Inc.	154,938	10,326,618
WP Glimcher, Inc.	269,386	3,701,364
Xenia Hotels & Resorts, Inc.	170,955	2,878,882
ZAIS Financial Corp.	6,000	82,800
		1,541,701,115
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	66,574	2,671,615
Altisource Portfolio Solutions SA (a)(b)	18,423	600,221
AV Homes, Inc. (a)(b)	12,051	182,814
CBRE Group, Inc. (a)	423,814	12,667,800
Consolidated-Tomoka Land Co. (b)	6,987	368,425
Forestar Group, Inc. (a)(b)	38,487	483,012
FRP Holdings, Inc. (a)	3,842	129,322
HFF, Inc.	50,180	1,345,326
Howard Hughes Corp. (a)	53,702	6,348,650
Jones Lang LaSalle, Inc.	67,440	7,873,620
Kennedy-Wilson Holdings, Inc.	142,223	3,137,439
Marcus & Millichap, Inc. (a)	19,559	509,512
Maui Land & Pineapple, Inc. (a)	31,310	234,512
RE/MAX Holdings, Inc.	20,733	863,322
Realogy Holdings Corp.	223,358	5,994,929
Tejon Ranch Co. (a)(b)	21,096	500,819
The RMR Group, Inc.	10,073	388,314
The St. Joe Co. (a)(b)	114,817	2,168,893
Transcontinental Realty Investors, Inc. (a)	20,697	227,874
		46,696,419
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	134,450	2,057,085
Bank Mutual Corp.	56,001	436,808
BankFinancial Corp.	19,300	238,162
Bear State Financial, Inc. (b)	13,571	127,025
Beneficial Bancorp, Inc.	178,014	2,684,451
BofI Holding, Inc. (a)(b)	89,235	1,918,553
BSB Bancorp, Inc. (a)	6,958	168,384
Capitol Federal Financial, Inc.	194,739	2,800,347
Charter Financial Corp.	1,496	19,672
Chicopee Bancorp, Inc.	1,816	33,033
Clifton Bancorp, Inc.	32,703	485,640
Dime Community Bancshares, Inc.	51,879	916,183
ESSA Bancorp, Inc.	4,298	59,098
Essent Group Ltd. (a)	98,963	2,630,437
EverBank Financial Corp.	121,901	2,339,280
Farmer Mac Class C (non-vtg.)	15,100	618,798
First Defiance Financial Corp.	11,019	501,254
Flagstar Bancorp, Inc. (a)	37,206	1,044,744
Hingham Institution for Savings	1,505	195,530
Home Bancorp, Inc.	3,114	89,808
HomeStreet, Inc. (a)	25,316	659,735
Impac Mortgage Holdings, Inc. (a)	10,028	167,066
Kearny Financial Corp.	22,253	304,644
Lake Sunapee Bank Group	4,564	81,787
Lendingtree, Inc. (a)	11,133	1,079,901
Meridian Bancorp, Inc.	112,706	1,760,468
Meta Financial Group, Inc.	10,468	644,305
MGIC Investment Corp. (a)	512,611	4,147,023
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	793,730
New York Community Bancorp, Inc. (b)	708,392	10,703,803
NMI Holdings, Inc. (a)	77,675	616,740
Northfield Bancorp, Inc.	77,835	1,236,798
Northwest Bancshares, Inc.	151,987	2,358,838
Ocean Shore Holding Co.	5,520	126,960
OceanFirst Financial Corp.	25,122	497,918
Ocwen Financial Corp. (a)	142,608	507,684
Oritani Financial Corp.	49,423	794,228
PennyMac Financial Services, Inc. (a)	26,801	443,557
PHH Corp. (a)	72,291	1,106,052
Poage Bankshares, Inc.	2,365	44,107
Provident Financial Holdings, Inc.	3,066	58,561
Provident Financial Services, Inc.	124,224	2,679,512
Radian Group, Inc.	297,196	4,074,557
Riverview Bancorp, Inc.	6,875	36,231
Security National Financial Corp. Class A	11,194	63,806
SI Financial Group, Inc.	3,746	50,459
Southern Missouri Bancorp, Inc.	1,632	40,017
Stonegate Mortgage Corp. (a)	14,418	59,546
Territorial Bancorp, Inc.	13,244	378,249
TFS Financial Corp.	159,329	2,890,228
Timberland Bancorp, Inc.	5,034	76,617
Trustco Bank Corp., New York	140,018	999,729
United Community Financial Corp.	43,226	281,401
United Financial Bancorp, Inc. New	73,256	1,024,851
Walker & Dunlop, Inc. (a)	44,294	1,173,791
Walter Investment Management Corp. (a)(b)	49,597	187,477
Washington Federal, Inc.	128,254	3,398,731
Waterstone Financial, Inc.	41,772	705,947
Westfield Financial, Inc.	28,907	218,826
WSFS Financial Corp.	41,525	1,615,323
		67,453,495

TOTAL FINANCIALS		6,310,326,923

HEALTH CARE - 14.0%
Biotechnology - 3.2%
AbbVie, Inc.	2,418,648	155,035,337
Abeona Therapeutics, Inc. (a)	14,781	60,011
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	4,938,060
Acceleron Pharma, Inc. (a)(b)	65,396	1,962,534
Achillion Pharmaceuticals, Inc. (a)(b)	199,588	1,648,597
Acorda Therapeutics, Inc. (a)(b)	71,044	1,710,740
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	69,581
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	332,687
Aduro Biotech, Inc. (a)(b)	16,502	232,513
Advaxis, Inc. (a)(b)	48,573	560,047
Adverum Biotechnologies, Inc. (a)	12,370	44,285
Aegerion Pharmaceuticals, Inc. (a)(b)	33,098	53,950
Agenus, Inc. (a)(b)	96,074	594,698
Agios Pharmaceuticals, Inc. (a)(b)	43,078	1,586,994
Aimmune Therapeutics, Inc. (a)(b)	19,986	295,193
Akebia Therapeutics, Inc. (a)(b)	43,266	351,753
Alder Biopharmaceuticals, Inc. (a)(b)	61,674	2,033,392
Alexion Pharmaceuticals, Inc. (a)	338,368	42,586,996
Alkermes PLC (a)	221,838	9,709,849
Alnylam Pharmaceuticals, Inc. (a)(b)	111,828	7,811,186
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	1,304,550
Amgen, Inc.	1,123,888	191,128,393
Amicus Therapeutics, Inc. (a)(b)	246,314	1,647,841
Anavex Life Sciences Corp. (a)(b)	42,618	130,411
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	167,466
Applied Genetic Technologies Corp. (a)	14,097	180,160
Aptevo Therapeutics, Inc. (a)	19,070	51,870
Aquinox Pharmaceuticals, Inc. (a)(b)	13,024	138,315
Ardelyx, Inc. (a)(b)	32,056	319,598
Arena Pharmaceuticals, Inc. (a)	308,170	477,664
Argos Therapeutics, Inc. (a)(b)	19,777	97,896
ARIAD Pharmaceuticals, Inc. (a)	266,019	2,750,636
ArQule, Inc. (a)	65,290	96,629
Array BioPharma, Inc. (a)(b)	168,502	577,962
Arrowhead Pharmaceuticals, Inc. (a)	82,473	571,538
Asterias Biotherapeutics, Inc.	14,186	39,579
Atara Biotherapeutics, Inc. (a)(b)	30,076	587,685
Athersys, Inc. (a)(b)	92,903	177,445
aTyr Pharma, Inc. (a)	6,529	19,065
AVEO Pharmaceuticals, Inc. (a)	43,200	40,172
Aviragen Therapeutics, Inc. (a)	46,093	61,304
Bellicum Pharmaceuticals, Inc. (a)(b)	12,564	216,352
Biocept, Inc. (a)(b)	21,277	12,234
BioCryst Pharmaceuticals, Inc. (a)(b)	89,890	369,448
Biogen, Inc. (a)	328,173	100,299,514
BioMarin Pharmaceutical, Inc. (a)	255,186	23,959,414
Biospecifics Technologies Corp. (a)	7,257	265,534
BioTime, Inc. (a)(b)	66,499	195,507
bluebird bio, Inc. (a)(b)	52,478	2,589,265
Blueprint Medicines Corp. (a)(b)	16,623	463,449
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	36,796
Calithera Biosciences, Inc. (a)(b)	11,343	35,163
Cancer Genetics, Inc. (a)(b)	9,725	19,645
Cara Therapeutics, Inc. (a)(b)	22,235	120,514
Cascadian Therapeutics, Inc. (a)	120,855	138,983
CASI Pharmaceuticals, Inc. (a)	289	327
Catalyst Biosciences, Inc. (a)	2,710	3,252
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	93,518
Cel-Sci Corp. (a)	81,306	38,588
Celgene Corp. (a)	1,163,952	124,240,236
Celldex Therapeutics, Inc. (a)(b)	215,095	714,115
Cellular Biomedicine Group, Inc. (a)	8,068	112,710
Celsion Corp. (a)(b)	10,682	13,139
Cepheid, Inc. (a)	107,553	3,691,219
Cerulean Pharma, Inc. (a)	28,222	28,786
ChemoCentryx, Inc. (a)	22,820	114,100
Chiasma, Inc. (a)(b)	8,745	21,600
Chimerix, Inc. (a)	63,824	306,993
Cidara Therapeutics, Inc. (a)	2,782	32,188
Cleveland Biolabs, Inc. (a)(b)	1,776	3,303
Clovis Oncology, Inc. (a)(b)	55,379	1,371,738
Coherus BioSciences, Inc. (a)(b)	41,711	1,241,736
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	34,555
Concert Pharmaceuticals, Inc. (a)	25,754	250,329
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	21,616	88,409
CorMedix, Inc. (a)(b)	48,587	95,716
Corvus Pharmaceuticals, Inc.	3,526	48,130
CTI BioPharma Corp. (a)(b)	191,537	75,274
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	256,208
Cyclacel Pharmaceuticals, Inc.	960	5,443
Cytokinetics, Inc. (a)(b)	61,797	745,890
CytomX Therapeutics, Inc. (a)	8,521	99,951
Cytori Therapeutics, Inc. (a)	10,777	21,877
CytRx Corp. (a)(b)	55,459	31,151
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	70,403
Dyax Corp. rights 12/31/19 (a)	200,675	485,634
Dynavax Technologies Corp. (a)(b)	52,974	829,573
Eagle Pharmaceuticals, Inc. (a)	14,894	889,917
Edge Therapeutics, Inc. (a)(b)	9,487	84,339
Editas Medicine, Inc.	9,173	154,290
Eiger Biopharmaceuticals, Inc. (a)	1,065	15,890
Eleven Biotherapeutics, Inc. (a)(b)	6,105	29,792
Emergent BioSolutions, Inc. (a)(b)	56,205	1,497,863
Enanta Pharmaceuticals, Inc. (a)(b)	16,864	370,839
Epizyme, Inc. (a)(b)	64,306	470,077
Esperion Therapeutics, Inc. (a)(b)	26,856	289,239
Exact Sciences Corp. (a)(b)	160,303	2,960,796
Exelixis, Inc. (a)	350,216	3,904,908
Fate Therapeutics, Inc. (a)	23,219	60,369
Fibrocell Science, Inc. (a)(b)	38,880	37,325
FibroGen, Inc. (a)	78,653	1,361,483
Five Prime Therapeutics, Inc. (a)	39,420	1,733,692
Flexion Therapeutics, Inc. (a)(b)	30,689	511,893
Fortress Biotech, Inc. (a)(b)	43,908	119,869
Foundation Medicine, Inc. (a)(b)	24,382	500,319
Galectin Therapeutics, Inc. (a)	13,518	23,251
Galena Biopharma, Inc. (a)(b)	255,403	103,259
Genocea Biosciences, Inc. (a)(b)	32,032	171,692
Genomic Health, Inc. (a)	30,953	819,326
GenVec, Inc. (a)	8,140	4,241
Geron Corp. (a)(b)	196,151	527,646
Gilead Sciences, Inc.	1,997,501	156,564,128
Global Blood Therapeutics, Inc. (a)(b)	27,584	468,652
GlycoMimetics, Inc. (a)	10,456	77,479
GTx, Inc. (a)(b)	19,627	10,991
Halozyme Therapeutics, Inc. (a)(b)	151,873	1,488,355
Harvard Apparatus (a)	3,080	3,080
Heat Biologics, Inc. (a)(b)	3,136	4,422
Hemispherx Biopharma, Inc. (a)	10,897	15,910
Heron Therapeutics, Inc. (a)(b)	43,966	817,768
iBio, Inc. (a)(b)	40,361	24,939
Idera Pharmaceuticals, Inc. (a)(b)	159,215	304,101
Ignyta, Inc. (a)	41,954	231,167
Immune Design Corp. (a)(b)	12,017	84,720
ImmunoCellular Therapeutics Ltd. (a)	41,923	6,414
ImmunoGen, Inc. (a)(b)	137,379	386,035
Immunomedics, Inc. (a)(b)	126,367	350,037
Incyte Corp. (a)	254,609	20,648,790
Infinity Pharmaceuticals, Inc. (a)	64,535	98,093
Inotek Pharmaceuticals Corp. (a)(b)	20,127	142,902
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	886,592
Insmed, Inc. (a)	93,412	1,209,685
Insys Therapeutics, Inc. (a)(b)	29,958	427,501
Intellia Therapeutics, Inc. (a)	14,395	279,983
Intercept Pharmaceuticals, Inc. (a)(b)	26,182	3,883,052
Intrexon Corp. (a)(b)	75,330	1,901,329
Invitae Corp. (a)(b)	18,362	144,142
Ionis Pharmaceuticals, Inc. (a)	182,453	5,409,731
Ironwood Pharmaceuticals, Inc. Class A (a)	198,200	2,643,988
IsoRay, Inc. (a)(b)	57,047	42,785
Juno Therapeutics, Inc. (a)(b)	110,127	3,257,557
Karyopharm Therapeutics, Inc. (a)(b)	26,763	266,292
Keryx Biopharmaceuticals, Inc. (a)(b)	160,029	656,119
Kindred Biosciences, Inc. (a)	10,713	44,459
Kite Pharma, Inc. (a)(b)	62,472	3,599,637
La Jolla Pharmaceutical Co. (a)(b)	18,994	310,552
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	956,415
Ligand Pharmaceuticals, Inc. Class B (a)(b)	28,238	2,917,268
Lion Biotechnologies, Inc. (a)(b)	61,965	493,241
Loxo Oncology, Inc. (a)(b)	16,961	467,106
Lpath, Inc. (a)	563	1,323
Macrogenics, Inc. (a)	52,348	1,560,494
Madrigal Pharmaceuticals, Inc. (a)	4,043	46,454
MannKind Corp. (a)(b)	403,177	322,945
Mast Therapeutics, Inc. (a)(b)	146,638	64,345
Medgenics, Inc. (a)	41,669	233,346
MediciNova, Inc. (a)(b)	31,401	184,952
Medivation, Inc. (a)	245,591	19,784,811
MEI Pharma, Inc. (a)	26,819	48,006
Merrimack Pharmaceuticals, Inc. (a)(b)	159,070	734,903
MiMedx Group, Inc. (a)(b)	155,727	1,127,463
Minerva Neurosciences, Inc. (a)(b)	26,210	320,286
Mirati Therapeutics, Inc. (a)	22,963	115,963
Momenta Pharmaceuticals, Inc. (a)	95,206	1,144,376
Myriad Genetics, Inc. (a)	99,702	2,029,933
NanoViricides, Inc. (a)(b)	32,620	49,256
NantKwest, Inc. (a)	13,853	112,071
Natera, Inc. (a)(b)	18,568	184,752
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	44,565
Neothetics, Inc. (a)(b)	10,095	9,808
Neuralstem, Inc. (a)(b)	106,528	30,041
Neurocrine Biosciences, Inc. (a)	121,096	5,868,312
NewLink Genetics Corp. (a)	24,740	251,853
Northwest Biotherapeutics, Inc. (a)(b)	60,544	20,313
Novavax, Inc. (a)(b)	436,535	2,985,899
Ohr Pharmaceutical, Inc. (a)(b)	32,314	92,418
OncoCyte Corp. (a)	3,324	12,797
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	5,705
OncoMed Pharmaceuticals, Inc. (a)(b)	19,892	198,721
Onconova Therapeutics, Inc. (a)	624	2,022
Opexa Therapeutics, Inc. (a)	715	2,974
Ophthotech Corp. (a)(b)	50,366	2,659,828
Opko Health, Inc. (a)(b)	506,060	4,605,146
Oragenics, Inc. (a)(b)	9,973	6,881
Organovo Holdings, Inc. (a)(b)	125,927	486,078
Osiris Therapeutics, Inc. (b)	18,170	91,032
Otonomy, Inc. (a)(b)	38,289	629,854
OvaScience, Inc. (a)	31,036	189,009
OXiGENE, Inc. (a)	561	370
Palatin Technologies, Inc. (a)	9,275	4,730
PDL BioPharma, Inc.	309,517	900,694
Peregrine Pharmaceuticals, Inc. (a)(b)	243,489	88,143
Pfenex, Inc. (a)	21,045	152,155
PharmAthene, Inc. (a)(b)	51,372	133,567
Portola Pharmaceuticals, Inc. (a)(b)	95,806	1,950,610
Progenics Pharmaceuticals, Inc. (a)(b)	85,314	535,772
Proteon Therapeutics, Inc. (a)(b)	5,515	48,642
Proteostasis Therapeutics, Inc.	5,890	84,286
Prothena Corp. PLC (a)(b)	60,302	3,013,894
PTC Therapeutics, Inc. (a)(b)	53,763	441,394
Puma Biotechnology, Inc. (a)(b)	32,373	1,914,863
Radius Health, Inc. (a)(b)	50,787	2,785,159
Raptor Pharmaceutical Corp. (a)	132,298	985,620
Recro Pharma, Inc. (a)	5,300	50,403
Regeneron Pharmaceuticals, Inc. (a)	116,709	45,814,118
REGENXBIO, Inc. (a)(b)	8,339	97,650
Regulus Therapeutics, Inc. (a)(b)	29,427	93,284
Repligen Corp. (a)(b)	49,753	1,541,845
Retrophin, Inc. (a)(b)	41,038	657,429
Rexahn Pharmaceuticals, Inc. (a)	252,511	63,380
Rigel Pharmaceuticals, Inc. (a)	109,711	369,726
Sage Therapeutics, Inc. (a)(b)	27,948	1,038,827
Sangamo Biosciences, Inc. (a)(b)	104,366	447,730
Sarepta Therapeutics, Inc. (a)(b)	59,544	1,552,312
Seattle Genetics, Inc. (a)(b)	167,606	7,466,847
Seres Therapeutics, Inc. (a)(b)	21,515	225,262
Sorrento Therapeutics, Inc. (a)(b)	38,584	256,969
Spark Therapeutics, Inc. (a)(b)	31,798	1,799,131
Spectrum Pharmaceuticals, Inc. (a)(b)	70,340	373,505
StemCells, Inc. (a)	3,456	5,495
Stemline Therapeutics, Inc. (a)	20,998	171,764
Sunesis Pharmaceuticals, Inc. (a)	32,643	26,532
Synergy Pharmaceuticals, Inc. (a)(b)	282,412	1,335,809
Synthetic Biologics, Inc. (a)(b)	84,770	139,023
T2 Biosystems, Inc. (a)(b)	14,700	97,608
Tenax Therapeutics, Inc. (a)(b)	1,373	3,172
TESARO, Inc. (a)(b)	57,984	4,910,665
TetraLogic Pharmaceuticals Corp. (a)	5,276	1,173
TG Therapeutics, Inc. (a)(b)	56,494	358,737
Threshold Pharmaceuticals, Inc. (a)	66,603	71,265
Tobira Therapeutics, Inc. (a)	1,768	8,681
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	6,012
TONIX Pharmaceuticals Holding (a)(b)	17,169	39,145
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	25,365
Trevena, Inc. (a)	37,023	251,016
Trovagene, Inc. (a)(b)	33,847	166,189
Ultragenyx Pharmaceutical, Inc. (a)	59,235	3,904,771
United Therapeutics Corp. (a)(b)	66,022	8,073,170
Vanda Pharmaceuticals, Inc. (a)	64,409	990,610
Verastem, Inc. (a)	47,048	63,515
Vericel Corp. (a)	28,746	64,391
Versartis, Inc. (a)(b)	25,643	317,973
Vertex Pharmaceuticals, Inc. (a)	374,521	35,395,980
Vical, Inc. (a)	6,566	24,951
Vitae Pharmaceuticals, Inc. (a)	31,326	216,463
Vital Therapies, Inc. (a)(b)	26,714	153,071
Voyager Therapeutics, Inc. (a)(b)	6,634	80,736
Windtree Therapeutics, Inc. (a)	9,487	20,492
Xbiotech, Inc. (a)(b)	6,256	81,203
Xencor, Inc. (a)	50,340	1,063,684
XOMA Corp. (a)(b)	99,609	56,528
Zafgen, Inc. (a)(b)	24,672	73,769
ZIOPHARM Oncology, Inc. (a)(b)	186,103	943,542
		1,104,529,975
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	29,889	1,498,634
Abbott Laboratories	2,203,018	92,570,816
Abiomed, Inc. (a)(b)	63,084	7,440,127
Accuray, Inc. (a)(b)	120,573	642,654
Alere, Inc. (a)	127,725	4,997,879
Align Technology, Inc. (a)	108,516	10,081,136
Alliqua Biomedical, Inc. (a)	4,397	4,094
Alphatec Holdings, Inc. (a)	3,066	12,325
Analogic Corp.	19,536	1,738,704
Angiodynamics, Inc. (a)	44,493	735,914
Anika Therapeutics, Inc. (a)(b)	21,825	1,031,013
Antares Pharma, Inc. (a)(b)	159,300	194,346
Atossa Genetics, Inc. (a)	52	129
Atricure, Inc. (a)(b)	47,294	727,855
Atrion Corp.	2,291	1,035,326
Avinger, Inc. (a)	5,723	23,350
AxoGen, Inc. (a)	32,249	290,563
Baxter International, Inc.	823,640	38,488,697
Becton, Dickinson & Co.	314,529	55,737,684
BioLase Technology, Inc. (a)(b)	31,172	53,616
Boston Scientific Corp. (a)	2,035,810	48,492,994
C.R. Bard, Inc.	108,969	24,064,714
Cantel Medical Corp.	57,107	4,317,860
Cardiovascular Systems, Inc. (a)	45,660	1,117,300
Cerus Corp. (a)(b)	159,551	1,009,958
Cesca Therapeutics, Inc. (a)	793	3,370
Cogentix Medical, Inc. (a)	1,160	1,450
ConforMis, Inc. (a)(b)	12,821	102,824
CONMED Corp.	37,823	1,543,178
Cryolife, Inc.	28,209	449,934
Cutera, Inc. (a)	15,449	168,394
Cynosure, Inc. Class A (a)(b)	33,261	1,732,565
CytoSorbents Corp. (a)(b)	24,969	124,845
Danaher Corp.	897,915	73,099,260
Delcath Systems, Inc. (a)	468	1,783
Dentsply Sirona, Inc.	350,331	21,531,343
Derma Sciences, Inc. (a)	27,081	134,322
DexCom, Inc. (a)	124,337	11,325,857
Dextera Surgical, Inc. (a)	2,377	4,445
Edwards Lifesciences Corp. (a)	316,757	36,477,736
EndoChoice Holdings, Inc. (a)	14,301	55,345
Endologix, Inc. (a)(b)	95,674	1,163,396
Entellus Medical, Inc. (a)	6,359	120,122
EnteroMedics, Inc. (a)	3,563	598
ERBA Diagnostics, Inc. (a)	3,094	2,104
Exactech, Inc. (a)	12,870	357,657
Fonar Corp. (a)	7,275	149,574
Genmark Diagnostics, Inc. (a)	59,054	503,140
Glaukos Corp. (a)	10,150	302,876
Globus Medical, Inc. (a)	121,778	2,828,903
Great Basin Scientific, Inc. (a)	2,370	476
Haemonetics Corp. (a)	76,590	2,846,084
Halyard Health, Inc. (a)(b)	70,210	2,559,155
Hill-Rom Holdings, Inc.	96,355	5,714,815
Hologic, Inc. (a)	356,417	13,693,541
ICU Medical, Inc. (a)	22,160	2,764,903
IDEXX Laboratories, Inc. (a)	135,440	15,261,379
Inogen, Inc. (a)(b)	23,819	1,381,978
Insulet Corp. (a)	85,520	3,620,062
Integer Holdings Corp. (a)	40,499	980,076
Integra LifeSciences Holdings Corp. (a)	40,567	3,505,800
Intuitive Surgical, Inc. (a)	57,429	39,420,414
Invacare Corp.	43,063	511,158
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	325,593
Invuity, Inc. (a)	11,850	159,501
IRadimed Corp. (a)(b)	3,077	57,448
Iridex Corp. (a)	4,871	72,724
K2M Group Holdings, Inc. (a)	37,003	589,088
Kewaunee Scientific Corp.	1,376	32,542
Lantheus Holdings, Inc. (a)	15,777	150,197
LeMaitre Vascular, Inc.	20,554	377,783
LivaNova PLC (a)(b)	66,813	4,010,116
Masimo Corp. (a)	62,689	3,707,427
Medtronic PLC	2,106,124	183,295,972
MELA Sciences, Inc. (a)	4,012	2,467
Meridian Bioscience, Inc.	58,579	1,139,362
Merit Medical Systems, Inc. (a)	67,814	1,643,811
Misonix, Inc. (a)	3,683	21,988
Natus Medical, Inc. (a)	50,095	1,949,196
Neogen Corp. (a)	57,303	3,384,315
Nevro Corp. (a)(b)	20,043	1,892,660
NuVasive, Inc. (a)(b)	74,592	4,883,538
Nuvectra Corp. (a)	13,499	92,468
NxStage Medical, Inc. (a)	115,400	2,638,044
OraSure Technologies, Inc. (a)	68,939	590,807
Orthofix International NV (a)	27,349	1,233,713
Penumbra, Inc. (a)	8,396	592,422
PhotoMedex, Inc. (a)	6,551	1,572
Quidel Corp. (a)(b)	41,985	914,013
ResMed, Inc.	210,980	14,070,256
Retractable Technologies, Inc. (a)	5,248	13,645
Rockwell Medical Technologies, Inc. (a)(b)	62,388	452,937
RTI Biologics, Inc. (a)	100,701	323,250
Seaspine Holdings Corp. (a)	11,601	120,534
Second Sight Medical Products, Inc. (a)(b)	20,882	69,955
Sientra, Inc. (a)(b)	16,353	134,258
St. Jude Medical, Inc.	426,213	33,210,517
Staar Surgical Co. (a)(b)	34,338	301,488
Steris PLC	126,048	8,909,073
Stryker Corp.	473,395	54,752,866
SurModics, Inc. (a)	19,525	555,877
Synergetics U.S.A., Inc.	19,727	3,748
Tandem Diabetes Care, Inc. (a)	25,765	183,704
TearLab Corp. (a)	17,390	13,651
Teleflex, Inc.	66,405	12,158,091
The Cooper Companies, Inc.	71,312	13,258,327
The Spectranetics Corp. (a)(b)	75,577	1,859,950
TransEnterix, Inc. (a)(b)	90,218	123,599
Unilife Corp. (a)	22,763	65,330
Utah Medical Products, Inc.	13,511	851,328
Varian Medical Systems, Inc. (a)(b)	142,997	13,746,302
Vascular Solutions, Inc. (a)	26,484	1,275,734
Veracyte, Inc. (a)(b)	15,721	88,509
Vermillion, Inc. (a)(b)	5,249	7,349
West Pharmaceutical Services, Inc.	106,395	8,706,303
Wright Medical Group NV (a)(b)	149,959	3,712,985
Zeltiq Aesthetics, Inc. (a)(b)	45,928	1,750,775
Zimmer Biomet Holdings, Inc.	300,433	38,939,121
		964,170,779
Health Care Providers & Services - 2.4%
AAC Holdings, Inc. (a)(b)	12,779	249,957
Acadia Healthcare Co., Inc. (a)(b)	108,927	5,575,973
Aceto Corp.	47,837	965,829
Addus HomeCare Corp. (a)	8,816	211,408
Adeptus Health, Inc. Class A (a)(b)	20,627	877,885
Aetna, Inc.	523,912	61,360,573
Air Methods Corp. (a)(b)	49,537	1,742,712
Alliance Healthcare Services, Inc. (a)	17,141	107,988
Almost Family, Inc. (a)(b)	13,374	492,564
Amedisys, Inc. (a)	47,206	2,272,025
American Renal Associates Holdings, Inc.	11,146	236,630
AmerisourceBergen Corp.	279,397	24,299,157
AMN Healthcare Services, Inc. (a)	76,320	2,765,074
AmSurg Corp. (a)(b)	77,858	5,054,541
Anthem, Inc.	395,714	49,495,907
BioScrip, Inc. (a)(b)	170,497	439,882
BioTelemetry, Inc. (a)	45,986	849,361
Brookdale Senior Living, Inc. (a)	279,658	4,812,914
Caladrius Biosciences, Inc. (a)	9,530	46,125
Capital Senior Living Corp. (a)	37,012	636,236
Cardinal Health, Inc.	485,173	38,653,733
Centene Corp. (a)(b)	257,635	17,593,894
Chemed Corp.	24,465	3,301,062
Cigna Corp.	384,487	49,314,303
Civitas Solutions, Inc. (a)	27,734	504,204
Community Health Systems, Inc. (a)(b)	166,751	1,780,901
Corvel Corp. (a)	17,696	680,234
Cross Country Healthcare, Inc. (a)(b)	40,427	491,997
DaVita HealthCare Partners, Inc. (a)	242,212	15,654,162
Diplomat Pharmacy, Inc. (a)(b)	54,911	1,718,165
Envision Healthcare Holdings, Inc. (a)	278,500	5,976,610
Express Scripts Holding Co. (a)	952,945	69,279,102
Five Star Quality Care, Inc. (a)	46,768	99,148
Genesis HealthCare, Inc. Class A (a)	27,157	65,448
HCA Holdings, Inc. (a)	448,576	33,889,917
HealthEquity, Inc. (a)(b)	55,614	1,810,792
HealthSouth Corp.	148,138	6,030,698
Healthways, Inc. (a)	52,424	1,311,124
Henry Schein, Inc. (a)(b)	123,579	20,241,004
Hooper Holmes, Inc. (a)	417	630
Humana, Inc.	222,757	39,808,903
Kindred Healthcare, Inc.	131,323	1,449,806
Laboratory Corp. of America Holdings (a)	148,214	20,294,943
Landauer, Inc.	14,935	709,711
LHC Group, Inc. (a)	22,529	801,131
LifePoint Hospitals, Inc. (a)	65,814	3,725,072
Magellan Health Services, Inc. (a)	36,747	2,098,989
McKesson Corp.	338,198	62,438,115
MEDNAX, Inc. (a)(b)	140,411	9,234,831
Molina Healthcare, Inc. (a)(b)	61,199	3,293,118
National Healthcare Corp.	18,256	1,186,275
National Research Corp. Class A	3,663	57,985
Owens & Minor, Inc.	89,665	3,081,786
Patterson Companies, Inc. (b)	121,189	5,574,694
PDI, Inc. (a)	1,365	341
PharMerica Corp. (a)	42,657	1,077,516
Premier, Inc. (a)	82,287	2,604,384
Providence Service Corp. (a)	16,922	797,534
Quest Diagnostics, Inc.	212,273	17,580,450
Quorum Health Corp. (a)	41,687	256,375
RadNet, Inc. (a)	43,227	292,215
Select Medical Holdings Corp. (a)(b)	156,540	1,859,695
Sharps Compliance Corp. (a)	12,687	57,980
Surgery Partners, Inc. (a)(b)	43,549	838,754
Surgical Care Affiliates, Inc. (a)	41,301	1,703,666
Team Health Holdings, Inc. (a)	112,998	3,762,833
Teladoc, Inc. (a)(b)	34,074	607,539
Tenet Healthcare Corp. (a)(b)	145,287	3,472,359
The Ensign Group, Inc.	78,310	1,471,445
Triple-S Management Corp. (a)(b)	37,106	812,250
U.S. Physical Therapy, Inc.	18,467	1,164,344
UnitedHealth Group, Inc.	1,422,896	193,585,001
Universal American Spin Corp.	80,062	573,244
Universal Health Services, Inc. Class B	132,557	15,977,095
VCA, Inc. (a)	118,569	8,395,871
Wellcare Health Plans, Inc. (a)	65,309	7,360,324
		848,896,443
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	251,489	3,246,723
athenahealth, Inc. (a)(b)	58,710	7,187,865
Castlight Health, Inc. Class B (a)(b)	69,240	289,423
Cerner Corp. (a)	446,196	28,797,490
Computer Programs & Systems, Inc. (b)	21,937	566,413
Connecture, Inc. (a)(b)	7,971	13,312
Evolent Health, Inc. (a)(b)	23,303	579,546
HealthStream, Inc. (a)	34,016	904,485
HMS Holdings Corp. (a)	126,249	2,753,491
iCAD, Inc. (a)	14,864	87,549
Imprivata, Inc. (a)	18,248	350,544
IMS Health Holdings, Inc. (a)	225,493	6,724,201
Inovalon Holdings, Inc. Class A (a)(b)	99,860	1,567,802
Medidata Solutions, Inc. (a)(b)	83,307	4,506,909
Omnicell, Inc. (a)	55,824	2,097,866
Press Ganey Holdings, Inc. (a)	38,440	1,548,748
Quality Systems, Inc.	73,135	860,799
Simulations Plus, Inc.	6,008	51,789
Veeva Systems, Inc. Class A (a)(b)	143,104	5,855,816
Vocera Communications, Inc. (a)	39,674	646,686
		68,637,457
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,032,342
Agilent Technologies, Inc.	474,163	22,276,178
Albany Molecular Research, Inc. (a)(b)	40,643	602,329
Bio-Rad Laboratories, Inc. Class A (a)	34,643	5,155,225
Bio-Techne Corp.	54,815	5,774,760
Bruker Corp.	165,200	3,693,872
Cambrex Corp. (a)	45,603	1,953,176
Charles River Laboratories International, Inc. (a)	70,393	5,857,402
ChromaDex, Inc. (a)	56,591	186,184
Enzo Biochem, Inc. (a)	53,392	296,860
Fluidigm Corp. (a)(b)	38,600	351,646
Harvard Bioscience, Inc. (a)	18,919	51,270
Illumina, Inc. (a)	219,663	36,978,069
INC Research Holdings, Inc. Class A(a)	81,020	3,534,903
Luminex Corp. (a)(b)	60,397	1,272,565
Mettler-Toledo International, Inc. (a)	39,980	16,114,739
Nanostring Technologies, Inc. (a)	15,746	254,455
NeoGenomics, Inc. (a)	77,966	626,847
Pacific Biosciences of California, Inc. (a)(b)	101,104	842,196
PAREXEL International Corp. (a)	80,962	5,507,845
PerkinElmer, Inc.	163,359	8,698,867
PRA Health Sciences, Inc. (a)	43,775	2,212,826
pSivida Corp. (a)	25,265	97,523
Quintiles Transnational Holdings, Inc. (a)	141,572	10,943,516
Sequenom, Inc. (a)(b)	174,667	417,454
Thermo Fisher Scientific, Inc.	585,246	89,068,589
VWR Corp. (a)	140,671	3,926,128
Waters Corp. (a)	118,002	18,562,895
		246,290,661
Pharmaceuticals - 4.7%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	77,027
Achaogen, Inc. (a)	5,847	22,043
Aclaris Therapeutics, Inc.	7,772	156,684
Acura Pharmaceuticals, Inc. (a)	577	917
Adamis Pharmaceuticals Corp. (a)(b)	10,126	29,872
Aerie Pharmaceuticals, Inc. (a)(b)	40,887	791,572
Agile Therapeutics, Inc. (a)	10,141	73,421
Akorn, Inc. (a)	140,062	3,770,469
Alimera Sciences, Inc. (a)(b)	22,049	33,735
Allergan PLC (a)	593,077	139,100,280
Amphastar Pharmaceuticals, Inc. (a)	85,880	1,631,720
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	48,843
ANI Pharmaceuticals, Inc. (a)(b)	10,919	652,301
ANI Pharmaceuticals, Inc. rights	21,445	0
Apricus Biosciences, Inc. (a)(b)	57,256	20,085
Aratana Therapeutics, Inc. (a)(b)	38,612	342,488
Assembly Biosciences, Inc. (a)	16,884	103,161
AstraZeneca PLC rights (a)	7,692	0
Avexis, Inc.	7,876	278,338
Bio Path Holdings, Inc. (a)(b)	166,645	254,967
Biodel, Inc. (a)	8,109	3,463
Biodelivery Sciences International, Inc. (a)(b)	121,193	295,711
Bristol-Myers Squibb Co.	2,500,395	143,497,669
Carbylan Therapeutics, Inc. (a)(b)	7,125	3,343
Catalent, Inc. (a)	202,763	5,115,710
Cempra, Inc. (a)(b)	71,084	1,559,583
Collegium Pharmaceutical, Inc. (a)(b)	17,859	148,765
ContraVir Pharmaceuticals, Inc. (a)(b)	21,838	24,459
Corcept Therapeutics, Inc. (a)(b)	104,137	555,050
Corium International, Inc. (a)	8,034	47,722
Cumberland Pharmaceuticals, Inc. (a)	7,158	32,998
CymaBay Therapeutics, Inc. (a)(b)	11,918	28,722
DepoMed, Inc. (a)(b)	89,243	1,810,740
Dermira, Inc. (a)	37,085	1,151,118
Dipexium Pharmaceuticals, Inc. (a)	2,325	29,528
Durect Corp. (a)	158,591	264,847
Egalet Corp. (a)(b)	12,340	84,652
Eli Lilly & Co.	1,462,625	113,719,094
Endo International PLC (a)	307,431	6,363,822
Endocyte, Inc. (a)(b)	47,373	141,172
Flex Pharma, Inc. (a)(b)	10,224	113,180
Heska Corp. (a)	7,306	398,688
Horizon Pharma PLC (a)(b)	218,370	4,105,356
Impax Laboratories, Inc. (a)	111,208	2,690,122
Innoviva, Inc.	113,621	1,260,057
Intersect ENT, Inc. (a)	23,374	368,374
Intra-Cellular Therapies, Inc. (a)(b)	42,618	1,719,210
Jazz Pharmaceuticals PLC (a)	90,412	11,195,718
Johnson & Johnson	4,113,834	490,944,950
Juniper Pharmaceuticals, Inc. (a)	11,831	65,189
KemPharm, Inc. (a)(b)	5,081	21,950
Lannett Co., Inc. (a)(b)	44,883	1,519,738
Lipocine, Inc. (a)(b)	20,645	69,574
Mallinckrodt PLC (a)	165,519	12,337,786
Marinus Pharmaceuticals, Inc. (a)(b)	9,220	14,614
Merck & Co., Inc.	4,141,368	260,036,497
Mylan N.V. (a)	672,132	28,471,512
MyoKardia, Inc. (a)(b)	7,583	165,916
Nektar Therapeutics (a)(b)	205,242	3,663,570
Neos Therapeutics, Inc. (a)(b)	6,862	44,740
Ocera Therapeutics, Inc. (a)	10,720	22,726
Ocular Therapeutix, Inc. (a)(b)	12,307	78,642
Omeros Corp. (a)(b)	63,720	684,353
Orexigen Therapeutics, Inc. (a)	16,675	65,533
Pacira Pharmaceuticals, Inc. (a)(b)	57,562	2,281,182
Pain Therapeutics, Inc. (a)	34,536	82,541
Paratek Pharmaceuticals, Inc. (a)	24,749	333,369
Pernix Therapeutics Holdings, Inc. (a)(b)	41,085	26,496
Perrigo Co. PLC	213,066	19,386,875
Pfizer, Inc.	9,079,689	315,973,177
Phibro Animal Health Corp. Class A	37,189	902,577
Prestige Brands Holdings, Inc. (a)	76,873	3,699,897
Relypsa, Inc. (a)(b)	44,517	1,424,099
Repros Therapeutics, Inc. (a)(b)	24,715	50,171
Revance Therapeutics, Inc. (a)(b)	27,269	383,129
SciClone Pharmaceuticals, Inc. (a)(b)	64,805	652,586
SCYNEXIS, Inc. (a)	16,272	47,026
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	435,945
Supernus Pharmaceuticals, Inc. (a)	53,194	1,137,288
Teligent, Inc. (a)(b)	56,579	419,816
Tetraphase Pharmaceuticals, Inc. (a)	45,007	171,027
The Medicines Company (a)(b)	108,903	4,265,731
TherapeuticsMD, Inc. (a)(b)	221,904	1,526,700
Theravance Biopharma, Inc. (a)(b)	49,879	1,414,568
Titan Pharmaceuticals, Inc. (a)(b)	11,285	63,422
VIVUS, Inc. (a)(b)	157,068	166,492
WAVE Life Sciences (a)	10,484	261,471
Zoetis, Inc. Class A	688,172	35,165,589
Zogenix, Inc. (a)	27,884	243,148
		1,632,838,408

TOTAL HEALTH CARE		4,865,363,723

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,278,588
Aerojet Rocketdyne Holdings, Inc. (a)(b)	117,365	2,109,049
AeroVironment, Inc. (a)	33,858	837,647
American Science & Engineering, Inc.	13,204	485,907
Arotech Corp. (a)	32,173	90,728
Astronics Corp. (a)	34,623	1,551,457
Astrotech Corp. (a)(b)	8,707	15,324
BE Aerospace, Inc.	148,977	7,530,787
BWX Technologies, Inc.	154,841	6,009,379
CPI Aerostructures, Inc. (a)(b)	3,805	23,781
Cubic Corp.	40,394	1,891,247
Curtiss-Wright Corp.	69,241	6,224,766
DigitalGlobe, Inc. (a)	93,900	2,543,751
Ducommun, Inc. (a)	15,643	371,365
Engility Holdings, Inc. (a)	28,046	841,380
Erickson Air-Crane, Inc. (a)(b)	6,239	2,808
Esterline Technologies Corp. (a)	42,180	3,245,751
General Dynamics Corp.	431,259	65,646,245
HEICO Corp. (b)	38,297	2,602,664
HEICO Corp. Class A	50,828	2,891,097
Hexcel Corp.	145,666	6,533,120
Honeywell International, Inc.	1,139,763	133,021,740
Huntington Ingalls Industries, Inc.	70,267	11,606,000
Innovative Solutions & Support, Inc. (a)	21,878	66,290
KEYW Holding Corp. (a)(b)	59,019	588,419
KLX, Inc. (a)	87,459	3,265,719
Kratos Defense & Security Solutions, Inc. (a)(b)	62,727	437,834
L-3 Communications Holdings, Inc.	115,635	17,208,801
LMI Aerospace, Inc.(a)	6,877	52,403
Lockheed Martin Corp.	388,159	94,310,992
Mercury Systems, Inc. (a)	62,464	1,416,684
Micronet Enertec Technologies, Inc. (a)	3,018	5,040
Moog, Inc. Class A (a)	52,323	3,086,534
National Presto Industries, Inc. (b)	7,356	641,885
Northrop Grumman Corp.	269,905	57,238,753
Orbital ATK, Inc.	86,159	6,498,973
Raytheon Co.	443,705	62,176,382
Rockwell Collins, Inc.	192,800	16,135,432
SIFCO Industries, Inc. (a)	891	5,836
Sparton Corp. (a)	13,384	306,627
Spirit AeroSystems Holdings, Inc. Class A (a)	183,110	8,390,100
Taser International, Inc. (a)(b)	77,070	2,087,056
Teledyne Technologies, Inc. (a)	51,475	5,515,032
Textron, Inc.	404,201	16,511,611
The Boeing Co.	898,700	116,336,715
TransDigm Group, Inc. (a)(b)	78,538	22,398,252
Triumph Group, Inc.	72,958	2,324,442
United Technologies Corp.	1,162,595	123,734,986
Vectrus, Inc. (a)	13,322	449,484
		818,544,863
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,569,618
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,348,628
C.H. Robinson Worldwide, Inc.	212,445	14,747,932
Echo Global Logistics, Inc. (a)	37,411	965,204
Expeditors International of Washington, Inc.	275,514	13,954,784
FedEx Corp.	373,554	61,610,261
Forward Air Corp.	48,035	2,213,453
Hub Group, Inc. Class A (a)	55,422	2,258,447
Park-Ohio Holdings Corp.	11,143	410,954
Radiant Logistics, Inc. (a)	31,086	90,771
United Parcel Service, Inc. Class B	1,029,889	112,484,477
XPO Logistics, Inc. (a)(b)	136,750	4,895,650
		216,550,179
Airlines - 0.5%
Alaska Air Group, Inc.	189,372	12,788,291
Allegiant Travel Co.	19,910	2,752,358
American Airlines Group, Inc.	790,551	28,697,001
Delta Air Lines, Inc.	1,149,570	42,246,698
Hawaiian Holdings, Inc. (a)	71,807	3,373,493
JetBlue Airways Corp. (a)	479,978	7,655,649
SkyWest, Inc.	82,741	2,335,778
Southwest Airlines Co.	953,323	35,158,552
Spirit Airlines, Inc. (a)	109,342	4,372,587
United Continental Holdings, Inc. (a)	497,458	25,076,858
Virgin America, Inc. (a)(b)	27,895	1,553,473
		166,010,738
Building Products - 0.3%
A.O. Smith Corp.	110,435	10,654,769
AAON, Inc.	75,766	2,144,178
Advanced Drain Systems, Inc. Del	62,250	1,439,843
Allegion PLC	141,141	10,052,062
American Woodmark Corp. (a)	18,194	1,582,878
Apogee Enterprises, Inc.	39,034	1,889,246
Armstrong World Industries, Inc. (a)	73,029	3,174,571
Builders FirstSource, Inc. (a)	137,868	1,894,306
Continental Building Products, Inc. (a)	69,835	1,551,035
CSW Industrials, Inc. (a)	25,190	813,133
Fortune Brands Home & Security, Inc.	225,617	14,340,217
GCP Applied Technologies, Inc. (a)	109,462	3,202,858
Gibraltar Industries, Inc. (a)	56,316	2,149,019
Griffon Corp.	59,127	1,012,254
Insteel Industries, Inc.	29,073	968,131
Lennox International, Inc.	54,461	8,772,033
Masco Corp.	492,746	17,482,628
Masonite International Corp. (a)	44,182	2,948,265
NCI Building Systems, Inc. (a)	58,589	887,037
Nortek, Inc. (a)(b)	17,394	1,495,884
Owens Corning	172,639	9,481,334
Patrick Industries, Inc. (a)	27,897	1,786,245
PGT, Inc. (a)	69,278	825,101
Ply Gem Holdings, Inc. (a)(b)	26,171	365,609
Quanex Building Products Corp.	44,676	863,587
Simpson Manufacturing Co. Ltd.	63,559	2,788,969
Trex Co., Inc. (a)	46,832	2,900,774
Universal Forest Products, Inc.	31,925	3,484,614
USG Corp. (a)(b)	132,977	3,647,559
		114,598,139
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	90,291	3,469,883
ACCO Brands Corp. (a)(b)	148,977	1,489,770
Aqua Metals, Inc. (a)(b)	5,239	48,408
ARC Document Solutions, Inc. (a)	46,203	156,166
Brady Corp. Class A	70,013	2,344,735
Casella Waste Systems, Inc. Class A (a)	64,851	589,496
CECO Environmental Corp.	40,679	447,062
Cenveo, Inc. (a)	13,016	85,906
Cintas Corp.	128,753	15,129,765
Clean Harbors, Inc. (a)(b)	83,549	3,993,642
Copart, Inc. (a)	164,264	8,380,749
Covanta Holding Corp.	187,190	2,787,259
Deluxe Corp. (b)	77,034	5,251,408
Ennis, Inc.	34,279	568,346
Essendant, Inc.	58,461	1,132,390
Fuel Tech, Inc. (a)	51,934	72,188
G&K Services, Inc. Class A	30,395	2,958,345
Healthcare Services Group, Inc.	110,256	4,451,035
Heritage-Crystal Clean, Inc. (a)	18,564	256,369
Herman Miller, Inc.	87,151	3,143,537
HNI Corp.	64,768	3,616,645
Hudson Technologies, Inc. (a)	56,393	364,863
Industrial Services of America, Inc. (a)(b)	1,620	2,576
InnerWorkings, Inc. (a)(b)	48,216	427,676
Interface, Inc.	108,800	1,923,584
Intersections, Inc. (a)(b)	12,865	22,900
KAR Auction Services, Inc.	202,333	8,554,639
Kimball International, Inc. Class B	40,502	504,250
Knoll, Inc.	66,282	1,753,822
Matthews International Corp. Class A	51,789	3,185,541
McGrath RentCorp.	31,203	997,560
Mobile Mini, Inc.	62,262	1,861,634
Msa Safety, Inc.	49,032	2,856,114
Multi-Color Corp.	21,263	1,421,006
NL Industries, Inc. (a)	6,707	39,571
Odyssey Marine Exploration, Inc. (a)	5,346	17,214
Performant Financial Corp. (a)	31,038	67,663
Perma-Fix Environmental Services, Inc. (a)	6,937	37,876
Pitney Bowes, Inc.	304,285	5,708,387
Quad/Graphics, Inc.	35,149	952,186
Quest Resource Holding Corp. (a)	2,977	6,222
R.R. Donnelley & Sons Co.	292,033	4,993,764
Republic Services, Inc.	353,585	17,863,114
Rollins, Inc.	163,488	4,659,408
SP Plus Corp. (a)(b)	26,102	652,550
Steelcase, Inc. Class A	122,865	1,835,603
Stericycle, Inc. (a)(b)	125,436	10,784,987
Team, Inc. (a)(b)	43,316	1,376,149
Tetra Tech, Inc.	81,994	2,894,388
The Brink's Co.	75,766	2,765,459
TRC Companies, Inc. (a)	33,064	251,948
Tyco International Ltd.	634,430	27,711,902
U.S. Ecology, Inc.	34,516	1,548,388
UniFirst Corp.	21,730	2,789,915
Viad Corp.	28,239	1,009,827
Virco Manufacturing Co. (a)	2,682	11,157
VSE Corp.	10,794	355,231
Waste Management, Inc.	621,710	39,752,137
West Corp.	75,610	1,771,542
		214,105,857
Construction & Engineering - 0.2%
AECOM (a)	256,215	7,899,108
Aegion Corp. (a)	54,146	1,002,784
Ameresco, Inc. Class A (a)	38,199	182,591
Argan, Inc.	18,225	871,337
Chicago Bridge & Iron Co. NV	139,767	4,162,261
Comfort Systems U.S.A., Inc.	53,460	1,517,729
Dycom Industries, Inc. (a)(b)	47,219	3,830,405
EMCOR Group, Inc.	92,010	5,268,493
Fluor Corp.	201,037	10,433,820
Goldfield Corp.	41,171	122,278
Granite Construction, Inc.	70,943	3,405,264
Great Lakes Dredge & Dock Corp. (a)	77,922	300,779
HC2 Holdings, Inc. (b)	34,987	167,588
Ies Holdings, Inc. (a)	16,326	270,522
Jacobs Engineering Group, Inc. (a)	187,432	9,875,792
KBR, Inc.	213,027	3,127,236
Layne Christensen Co. (a)(b)	24,456	219,859
MasTec, Inc. (a)	97,987	2,885,717
MYR Group, Inc. (a)	33,116	960,364
Northwest Pipe Co. (a)	12,188	143,209
NV5 Holdings, Inc. (a)	11,806	360,909
Orion Group Holdings, Inc. (a)	33,745	201,120
Primoris Services Corp.	58,483	1,124,043
Quanta Services, Inc. (a)	227,929	5,864,613
Sterling Construction Co., Inc. (a)	31,847	205,413
Tutor Perini Corp. (a)	59,902	1,389,127
Valmont Industries, Inc.	34,086	4,447,200
		70,239,561
Electrical Equipment - 0.7%
Active Power, Inc. (a)	10,523	3,662
Acuity Brands, Inc.	65,154	17,925,168
Allied Motion Technologies, Inc.	7,712	173,751
American Superconductor Corp. (a)(b)	20,903	147,993
AMETEK, Inc.	366,314	17,857,808
AZZ, Inc.	39,890	2,649,893
Babcock & Wilcox Enterprises, Inc. (a)	92,914	1,519,144
Broadwind Energy, Inc. (a)	15,938	76,343
Capstone Turbine Corp. (a)(b)	40,707	69,609
Eaton Corp. PLC	686,478	45,678,246
Emerson Electric Co.	968,778	51,035,225
Encore Wire Corp.	29,513	1,142,743
Energous Corp. (a)(b)	25,329	455,922
Energy Focus, Inc. (a)(b)	8,003	31,212
EnerSys	67,312	4,737,419
Enphase Energy, Inc. (a)(b)	30,890	56,220
Espey Manufacturing & Electronics Corp.	2,015	52,995
Fortive Corp.	452,777	23,847,765
FuelCell Energy, Inc. (a)(b)	48,863	252,133
Generac Holdings, Inc. (a)	99,534	3,712,618
General Cable Corp.	78,815	1,271,286
Hubbell, Inc. Class B	78,881	8,543,601
LSI Industries, Inc.	35,290	357,488
Ocean Power Technologies, Inc. (a)	1,104	8,898
Orion Energy Systems, Inc. (a)	20,733	27,160
Plug Power, Inc. (a)(b)	250,992	389,038
Powell Industries, Inc.	13,455	534,836
Power Solutions International, Inc. (a)(b)	4,960	57,734
Preformed Line Products Co.	1,961	86,009
Real Goods Solar, Inc. (a)	103	722
Regal Beloit Corp.	65,485	4,016,195
Revolution Lighting Technologies, Inc. (a)	3,869	24,297
Rockwell Automation, Inc.	191,832	22,239,084
Sensata Technologies Holding BV (a)(b)	262,780	10,006,662
SolarCity Corp. (a)(b)	88,091	1,819,960
Sunrun, Inc. (a)(b)	31,502	191,532
Thermon Group Holdings, Inc. (a)(b)	52,027	979,668
Ultralife Corp. (a)	13,410	56,993
Vicor Corp. (a)	18,023	196,631
		222,233,663
Industrial Conglomerates - 1.8%
3M Co.	905,123	162,234,247
Carlisle Companies, Inc.	94,759	9,936,429
General Electric Co.	13,747,983	429,486,989
ITT, Inc.	140,185	5,071,893
Raven Industries, Inc.	54,733	1,343,148
Roper Technologies, Inc.	150,847	26,782,885
		634,855,591
Machinery - 1.7%
Accuride Corp. (a)	79,004	133,517
Actuant Corp. Class A (b)	91,777	2,187,046
AGCO Corp.	111,076	5,391,629
Alamo Group, Inc.	17,898	1,160,148
Albany International Corp. Class A	47,080	1,992,896
Allison Transmission Holdings, Inc.	252,235	6,996,999
Altra Industrial Motion Corp.	32,780	924,396
American Railcar Industries, Inc. (b)	11,797	489,104
ARC Group Worldwide, Inc. (a)	1,450	3,495
Astec Industries, Inc.	28,918	1,700,089
Barnes Group, Inc.	79,881	3,302,281
Blue Bird Corp. (a)(b)	4,122	59,728
Briggs & Stratton Corp.	65,668	1,248,349
Caterpillar, Inc. (b)	873,375	71,573,081
Chart Industries, Inc. (a)	41,574	1,252,209
CIRCOR International, Inc.	26,680	1,575,721
CLARCOR, Inc.	71,056	4,652,036
Colfax Corp. (a)(b)	150,605	4,469,956
Columbus McKinnon Corp. (NY Shares)	26,972	473,628
Commercial Vehicle Group, Inc. (a)	77,079	415,456
Crane Co.	79,696	5,126,047
Cummins, Inc.	235,172	29,539,955
Deere & Co. (b)	448,591	37,928,369
Donaldson Co., Inc.	189,419	7,112,683
Douglas Dynamics, Inc.	38,692	1,241,239
Dover Corp.	230,363	16,701,318
Dynamic Materials Corp.	17,783	195,613
Eastern Co.	2,354	45,197
Energy Recovery, Inc. (a)(b)	81,715	987,117
EnPro Industries, Inc.	33,499	1,805,596
ESCO Technologies, Inc.	41,567	1,875,503
ExOne Co. (a)(b)	13,829	186,277
Federal Signal Corp.	91,334	1,197,389
Flowserve Corp.	199,623	9,655,765
Franklin Electric Co., Inc.	55,804	2,134,503
FreightCar America, Inc.	19,411	279,518
Gencor Industries, Inc. (a)	2,773	31,751
Global Brass & Copper Holdings, Inc.	28,348	795,728
Gorman-Rupp Co.	28,251	767,297
Graco, Inc.	80,230	5,910,544
Graham Corp.	12,124	231,690
Greenbrier Companies, Inc. (b)	36,200	1,226,818
Hardinge, Inc.	14,874	157,218
Harsco Corp.	115,711	1,151,324
Hillenbrand, Inc.	98,419	3,164,171
Hurco Companies, Inc.	6,325	170,838
Hyster-Yale Materials Handling Class A	13,602	703,631
IDEX Corp.	119,973	11,210,277
Illinois Tool Works, Inc.	478,756	56,900,151
Ingersoll-Rand PLC	378,370	25,725,376
Jason Industries, Inc. (a)	13,118	25,842
John Bean Technologies Corp.	44,268	3,040,326
Joy Global, Inc. (b)	145,920	3,980,698
Kadant, Inc.	18,429	988,532
Kennametal, Inc.	111,452	3,116,198
L.B. Foster Co. Class A	13,680	164,297
Lincoln Electric Holdings, Inc.	100,440	6,383,966
Lindsay Corp. (b)	16,477	1,185,685
Lydall, Inc. (a)	25,587	1,229,199
Manitex International, Inc. (a)(b)	11,053	70,297
Manitowoc Co., Inc.	189,624	929,158
Meritor, Inc. (a)	154,933	1,727,503
Middleby Corp. (a)	86,920	11,138,798
Milacron Holdings Corp. (a)(b)	38,207	659,835
Miller Industries, Inc.	16,197	358,116
Mueller Industries, Inc.	98,286	3,396,764
Mueller Water Products, Inc. Class A	251,619	3,042,074
Navistar International Corp. (a)(b)	92,998	1,305,692
NN, Inc.	43,595	773,811
Nordson Corp.	80,125	7,910,741
Omega Flex, Inc.	2,487	95,227
Oshkosh Corp.	109,859	5,924,696
PACCAR, Inc.	520,802	31,164,792
Parker Hannifin Corp.	196,361	24,060,113
Pentair PLC	265,866	17,028,717
Proto Labs, Inc. (a)(b)	35,282	1,930,631
RBC Bearings, Inc. (a)	37,926	2,999,567
Rexnord Corp. (a)	146,634	3,242,078
Snap-On, Inc.	86,532	13,264,490
SPX Corp. (a)	68,191	1,291,538
SPX Flow, Inc. (a)	61,914	1,820,891
Standex International Corp.	19,288	1,623,857
Stanley Black & Decker, Inc.	222,698	27,558,878
Sun Hydraulics Corp.	38,275	1,179,636
Supreme Industries, Inc. Class A	19,310	332,904
Tennant Co.	26,322	1,703,823
Terex Corp.	163,819	3,977,525
The L.S. Starrett Co. Class A	4,836	54,066
Timken Co.	94,778	3,210,131
Titan International, Inc.	65,675	603,553
Toro Co.	80,806	7,850,303
TriMas Corp. (a)	65,821	1,262,447
Trinity Industries, Inc.	223,443	5,456,478
Twin Disc, Inc.	8,286	107,635
Wabash National Corp. (a)	85,329	1,190,340
WABCO Holdings, Inc. (a)	75,595	8,070,522
Wabtec Corp.	140,811	10,787,531
Watts Water Technologies, Inc. Class A	38,674	2,490,606
Woodward, Inc.	78,842	4,944,970
Xerium Technologies, Inc. (a)	10,544	85,196
Xylem, Inc.	255,408	12,990,051
		583,891,391
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	866	3,958
Kirby Corp. (a)	77,958	4,061,612
Matson, Inc.	62,860	2,425,767
		6,491,337
Professional Services - 0.4%
Acacia Research Corp.	61,592	368,320
Advisory Board Co. (a)	65,302	2,752,479
Barrett Business Services, Inc.	8,858	413,314
CBIZ, Inc. (a)	68,823	778,388
CDI Corp.	12,621	71,940
CEB, Inc.	51,077	3,074,835
CRA International, Inc. (a)	15,589	422,774
Dun & Bradstreet Corp.	59,374	8,172,831
Equifax, Inc.	175,070	23,091,733
Exponent, Inc.	41,824	2,109,184
Franklin Covey Co. (a)	14,201	230,624
FTI Consulting, Inc. (a)	87,714	3,884,853
GP Strategies Corp. (a)	22,618	540,570
Heidrick & Struggles International, Inc.	22,259	416,021
Hill International, Inc. (a)	43,555	190,771
Hudson Global, Inc.	13,947	23,849
Huron Consulting Group, Inc. (a)	33,622	2,113,479
ICF International, Inc. (a)	27,674	1,158,157
IHS Markit Ltd. (a)	494,594	18,458,248
Insperity, Inc.	30,164	1,977,250
Kelly Services, Inc. Class A (non-vtg.)	46,008	879,673
Kforce, Inc.	36,597	708,152
Korn/Ferry International	83,973	2,001,916
Manpower, Inc.	102,325	7,312,145
Marathon Patent Group, Inc. (a)	8,838	25,453
Mastech Holdings, Inc. (a)	373	2,853
MISTRAS Group, Inc. (a)	23,436	550,043
Navigant Consulting, Inc. (a)	64,946	1,275,539
Nielsen Holdings PLC	536,867	28,604,274
On Assignment, Inc. (a)	75,857	2,860,567
Pendrell Corp. (a)	150,288	106,704
RCM Technologies, Inc.	9,908	55,287
Resources Connection, Inc.	51,824	782,024
Robert Half International, Inc.	189,857	7,277,219
RPX Corp. (a)	73,794	772,623
TransUnion Holding Co., Inc. (a)	102,089	3,367,916
TriNet Group, Inc. (a)	66,298	1,392,258
TrueBlue, Inc. (a)	59,701	1,304,467
Verisk Analytics, Inc. (a)	230,564	19,148,340
Volt Information Sciences, Inc. (a)	6,248	37,176
WageWorks, Inc. (a)	57,816	3,572,451
Willdan Group, Inc. (a)	10,974	191,277
		152,477,977
Road & Rail - 0.8%
AMERCO	9,461	3,251,840
ArcBest Corp.	32,932	602,985
Avis Budget Group, Inc. (a)	139,457	5,038,581
Celadon Group, Inc.	62,978	491,858
Covenant Transport Group, Inc. Class A (a)	19,818	382,091
CSX Corp.	1,433,751	40,546,478
Genesee & Wyoming, Inc. Class A (a)(b)	83,224	5,658,400
Heartland Express, Inc.	91,092	1,733,481
J.B. Hunt Transport Services, Inc.	131,274	10,421,843
Kansas City Southern	161,651	15,634,885
Knight Transportation, Inc.	89,867	2,525,263
Landstar System, Inc.	65,465	4,532,142
Marten Transport Ltd.	38,656	833,810
Norfolk Southern Corp.	442,443	41,545,398
Old Dominion Freight Lines, Inc. (a)(b)	100,394	7,141,025
P.A.M. Transportation Services, Inc. (a)	3,193	63,221
Patriot Transportation Holding, Inc. (a)	1,280	26,893
Providence & Worcester Railroad Co.	4,631	114,247
Roadrunner Transportation Systems, Inc. (a)	43,638	363,941
Ryder System, Inc.	79,284	5,194,688
Saia, Inc. (a)	39,382	1,198,394
Swift Transporation Co. (a)(b)	129,239	2,405,138
U.S.A. Truck, Inc. (a)	7,889	87,568
Union Pacific Corp.	1,257,260	120,106,048
Universal Logistics Holdings I	12,296	166,242
Werner Enterprises, Inc.	64,571	1,490,299
YRC Worldwide, Inc. (a)	47,961	555,868
		272,112,627
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	6,116
Air Lease Corp. Class A	141,086	4,145,107
Aircastle Ltd.	96,241	2,083,618
Applied Industrial Technologies, Inc.	64,348	3,057,817
Beacon Roofing Supply, Inc. (a)	86,310	3,968,534
BlueLinx Corp. (a)	2,338	20,574
BMC Stock Holdings, Inc. (a)	67,646	1,348,861
CAI International, Inc. (a)(b)	23,529	187,526
DXP Enterprises, Inc. (a)	17,105	480,479
Fastenal Co.	429,373	18,510,270
GATX Corp. (b)	60,042	2,632,842
H&E Equipment Services, Inc.	49,244	784,457
HD Supply Holdings, Inc. (a)	283,395	10,233,393
Herc Holdings, Inc. (a)	37,685	1,274,130
Houston Wire & Cable Co.	15,647	92,787
Huttig Building Products, Inc. (a)	22,831	148,402
Kaman Corp. (b)	42,373	1,902,124
Lawson Products, Inc. (a)	6,300	107,037
MRC Global, Inc. (a)	146,508	2,149,272
MSC Industrial Direct Co., Inc. Class A	71,963	5,256,178
Neff Corp. (a)	8,761	82,266
Now, Inc. (a)(b)	156,950	3,239,448
Rush Enterprises, Inc. Class A (a)(b)	52,497	1,248,379
SiteOne Landscape Supply, Inc.	17,311	661,973
Textainer Group Holdings Ltd. (b)	42,054	373,860
Titan Machinery, Inc. (a)(b)	24,582	263,273
Triton International Ltd.	53,680	817,010
United Rentals, Inc. (a)	132,239	10,884,592
Univar, Inc. (a)	109,287	2,261,148
Veritiv Corp. (a)	12,438	638,069
W.W. Grainger, Inc. (b)	83,037	19,153,314
Watsco, Inc.	40,082	5,926,525
WESCO International, Inc. (a)	60,754	3,776,469
Willis Lease Finance Corp. (a)	2,668	68,274
		107,784,124
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	111,708	8,929,938
Wesco Aircraft Holdings, Inc. (a)	94,440	1,297,606
		10,227,544

TOTAL INDUSTRIALS		3,590,123,591

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.1%
ADTRAN, Inc.	74,924	1,377,103
Aerohive Networks, Inc. (a)	31,803	210,854
Applied Optoelectronics, Inc. (a)(b)	20,243	341,095
Arista Networks, Inc. (a)(b)	53,896	4,294,433
Arris International PLC (a)	268,639	7,540,697
Aviat Networks, Inc. (a)	5,550	52,503
Bel Fuse, Inc. Class B (non-vtg.)	12,097	277,868
Black Box Corp.	16,753	233,704
Blonder Tongue Laboratories, Inc. (a)	3,352	2,008
Brocade Communications Systems, Inc.	705,467	6,335,094
CalAmp Corp. (a)(b)	50,212	732,091
Calix Networks, Inc. (a)	55,272	411,224
Ciena Corp. (a)	187,540	4,022,733
Cisco Systems, Inc.	7,519,541	236,414,369
Clearfield, Inc. (a)(b)	16,017	290,228
CommScope Holding Co., Inc. (a)	217,474	6,430,706
Communications Systems, Inc.	4,311	24,012
Comtech Telecommunications Corp.	38,555	496,974
Digi International, Inc. (a)	30,140	345,706
EchoStar Holding Corp. Class A (a)	71,842	2,784,596
EMCORE Corp.	29,659	147,109
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	627,664
F5 Networks, Inc. (a)	100,342	12,314,974
Finisar Corp. (a)	163,810	3,469,496
Harmonic, Inc. (a)(b)	107,478	466,455
Harris Corp. (b)	185,960	17,290,561
Infinera Corp. (a)(b)	199,827	1,714,516
InterDigital, Inc.	54,293	3,877,063
Ixia (a)	103,162	1,189,458
Juniper Networks, Inc.	528,981	12,208,881
KVH Industries, Inc. (a)	23,641	203,313
Lantronix, Inc. (a)	71	97
Lumentum Holdings, Inc. (a)	68,311	2,399,082
Motorola Solutions, Inc.	233,962	18,012,734
MRV Communications, Inc. (a)	6,176	76,212
NETGEAR, Inc. (a)	51,710	2,947,470
NetScout Systems, Inc. (a)	150,999	4,466,550
Novatel Wireless, Inc. (a)(b)	35,452	110,965
Oclaro, Inc. (a)(b)	126,427	996,245
Optical Cable Corp.	564	1,292
Palo Alto Networks, Inc. (a)	112,369	14,964,180
Parkervision, Inc. (a)	10,028	47,533
PC-Tel, Inc.	11,999	60,595
Plantronics, Inc.	53,885	2,729,275
Polycom, Inc. (a)	189,613	2,358,786
Relm Wireless Corp.	9,436	52,464
Resonant, Inc. (a)	2,385	13,022
ShoreTel, Inc. (a)	99,242	795,921
Sonus Networks, Inc. (a)	71,344	614,985
Tessco Technologies, Inc.	7,287	91,598
Ubiquiti Networks, Inc. (a)(b)	35,891	1,844,797
ViaSat, Inc. (a)(b)	67,464	5,062,499
Viavi Solutions, Inc. (a)	350,483	2,726,758
Westell Technologies, Inc. Class A (a)	75,979	40,269
Zhone Technologies, Inc. (a)	5,862	7,152
		386,547,969
Electronic Equipment & Components - 0.8%
Agilysys, Inc. (a)	38,149	421,546
Amphenol Corp. Class A	452,826	28,215,588
Anixter International, Inc. (a)	43,666	2,792,004
Applied DNA Sciences, Inc. (a)(b)	18,968	60,698
Arrow Electronics, Inc. (a)	131,368	8,647,955
Avnet, Inc.	192,402	8,019,315
AVX Corp.	108,189	1,486,517
Badger Meter, Inc.	40,716	2,686,849
Belden, Inc.	61,185	4,563,789
Benchmark Electronics, Inc. (a)	73,834	1,780,876
Cardtronics PLC (b)	63,110	2,834,270
CDW Corp.	221,744	9,900,870
ClearSign Combustion Corp. (a)(b)	7,019	35,376
Cognex Corp.	130,074	6,472,482
Coherent, Inc. (a)	34,968	3,677,934
Control4 Corp. (a)	17,994	198,834
Corning, Inc.	1,614,923	36,642,603
CTS Corp.	43,658	841,726
CUI Global, Inc. (a)(b)	26,608	134,370
Daktronics, Inc.	49,334	470,153
Dolby Laboratories, Inc. Class A	72,917	3,568,558
DTS, Inc.	22,593	755,962
Echelon Corp. (a)	3,219	17,994
Electro Scientific Industries, Inc. (a)	27,319	152,167
eMagin Corp. (a)	5,084	12,456
ePlus, Inc. (a)	7,158	647,871
Fabrinet (a)	43,967	1,706,799
FARO Technologies, Inc. (a)	24,409	795,733
FEI Co.	59,507	6,335,710
Fitbit, Inc. (a)(b)	87,053	1,347,580
FLIR Systems, Inc.	218,683	6,741,997
Frequency Electronics, Inc. (a)	2,550	27,999
Giga-Tronics, Inc. (a)(b)	2,579	2,682
GSI Group, Inc. (a)	36,594	618,073
I. D. Systems Inc. (a)	6,071	31,630
Identiv, Inc. (a)(b)	10,618	20,811
IEC Electronics Corp. (a)	86	421
II-VI, Inc. (a)	86,985	1,843,212
Ingram Micro, Inc. Class A	218,356	7,633,726
Insight Enterprises, Inc. (a)	53,674	1,642,424
Intellicheck Mobilisa, Inc. (a)	545	981
InvenSense, Inc. (a)	115,158	856,776
IPG Photonics Corp. (a)	53,387	4,643,601
Iteris, Inc. (a)	1,032	3,653
Itron, Inc. (a)(b)	55,882	2,661,660
Jabil Circuit, Inc.	283,724	6,012,112
KEMET Corp. (a)	51,674	176,208
KEY Tronic Corp. (a)	6,483	48,687
Keysight Technologies, Inc. (a)	267,729	8,146,993
Kimball Electronics, Inc. (a)	30,376	368,157
Knowles Corp. (a)(b)	121,584	1,690,018
LightPath Technologies, Inc. Class A (a)	376	707
Littelfuse, Inc.	32,405	4,108,954
LRAD Corp.	56,581	106,938
Luna Innovations, Inc. (a)	1,444	1,733
Maxwell Technologies, Inc. (a)(b)	38,769	196,559
Mesa Laboratories, Inc.	4,836	543,373
Methode Electronics, Inc. Class A	56,055	2,054,416
MicroVision, Inc. (a)(b)	54,813	82,220
MOCON, Inc.	2,209	36,449
MTS Systems Corp.	24,519	1,219,820
National Instruments Corp.	155,437	4,342,910
Neonode, Inc. (a)(b)	33,197	44,816
NetList, Inc. (a)(b)	104,599	215,474
OSI Systems, Inc. (a)	28,365	1,902,157
Park Electrochemical Corp.	28,127	465,221
PC Connection, Inc.	26,383	687,805
PC Mall, Inc. (a)	8,716	161,856
Perceptron, Inc. (a)	13,154	86,816
Plexus Corp. (a)	53,841	2,484,762
RadiSys Corp. (a)	34,231	168,074
Research Frontiers, Inc. (a)(b)	16,855	51,913
RF Industries Ltd.	5,778	12,654
Richardson Electronics Ltd.	23,707	167,846
Rofin-Sinar Technologies, Inc. (a)	43,262	1,384,817
Rogers Corp. (a)	27,965	1,563,523
Sanmina Corp. (a)	115,362	3,031,713
ScanSource, Inc. (a)	36,663	1,254,241
SYNNEX Corp.	43,341	4,601,514
Systemax, Inc.	10,113	81,915
TE Connectivity Ltd.	550,460	34,992,742
Tech Data Corp. (a)(b)	55,538	4,123,141
Trimble Navigation Ltd. (a)	378,493	10,370,708
TTM Technologies, Inc. (a)	106,094	1,138,389
Uni-Pixel, Inc. (a)(b)	49,445	72,684
Universal Display Corp. (a)	60,620	3,491,106
VeriFone Systems, Inc. (a)	171,272	3,401,462
Vishay Intertechnology, Inc.	208,670	2,954,767
Vishay Precision Group, Inc. (a)	9,596	146,531
Wayside Technology Group, Inc.	1,232	20,698
Wireless Telecom Group, Inc. (a)	11,200	19,040
Zebra Technologies Corp. Class A (a)(b)	75,871	5,307,935
		275,496,805
Internet Software & Services - 4.1%
2U, Inc. (a)(b)	52,685	1,861,888
Actua Corp. (a)	45,785	466,091
Akamai Technologies, Inc. (a)	262,797	14,427,555
Alarm.com Holdings, Inc. (a)(b)	11,029	302,525
Alphabet, Inc.:
Class A	440,110	347,620,884
Class C (a)	441,742	338,838,201
Amber Road, Inc. (a)(b)	6,724	70,535
Angie's List, Inc. (a)(b)	57,858	587,837
Apigee Corp. (a)	9,599	146,961
AppFolio, Inc. (a)(b)	8,223	151,468
Autobytel, Inc. (a)	9,434	154,718
Bankrate, Inc. (a)	83,183	652,155
Bazaarvoice, Inc. (a)	59,368	237,472
Benefitfocus, Inc. (a)(b)	19,976	806,831
Blucora, Inc. (a)	58,999	610,640
Box, Inc. Class A (a)(b)	65,570	900,932
Brightcove, Inc. (a)	41,182	530,836
BroadVision, Inc. (a)	490	2,906
Carbonite, Inc. (a)	17,932	250,331
Care.com, Inc. (a)	25,585	267,875
ChannelAdvisor Corp. (a)	32,537	405,086
CommerceHub, Inc.:
Series A, (a)	21,320	315,323
Series C, (a)	42,641	628,102
comScore, Inc. (a)(b)	71,703	2,212,038
Cornerstone OnDemand, Inc. (a)	71,622	3,145,638
CoStar Group, Inc. (a)	48,299	10,009,968
Cvent, Inc. (a)	33,302	1,088,309
Demand Media, Inc. (a)	19,244	106,227
Determine, Inc. (a)	552	966
DHI Group, Inc. (a)	50,678	392,248
EarthLink Holdings Corp.	136,356	868,588
eBay, Inc. (a)	1,589,587	51,121,118
eGain Communications Corp. (a)	8,558	27,129
Endurance International Group Holdings, Inc. (a)(b)	93,309	741,807
Envestnet, Inc. (a)(b)	61,275	2,420,975
Everyday Health, Inc. (a)	25,342	194,120
Facebook, Inc. Class A (a)	3,460,799	436,475,970
Five9, Inc. (a)	42,460	636,475
GlowPoint, Inc. (a)	18,770	5,443
GoDaddy, Inc. (a)(b)	65,158	2,109,816
Gogo, Inc. (a)(b)	99,521	1,217,142
GrubHub, Inc. (a)(b)	122,851	4,984,065
GTT Communications, Inc. (a)	69,697	1,479,667
Hortonworks, Inc. (a)(b)	54,660	435,640
IAC/InterActiveCorp	114,880	6,744,605
inContact, Inc. (a)	91,764	1,274,602
Instructure, Inc. (a)(b)	8,268	197,853
Internap Network Services Corp. (a)	74,985	179,214
IntraLinks Holdings, Inc. (a)	59,055	563,385
Inuvo, Inc. (a)	9,640	12,050
iPass, Inc. (a)	33,662	53,859
j2 Global, Inc.	73,457	5,007,564
Limelight Networks, Inc. (a)	69,339	123,423
LinkedIn Corp. Class A (a)	175,884	33,901,641
Liquidity Services, Inc. (a)	37,923	379,230
LivePerson, Inc. (a)	74,160	577,706
LogMeIn, Inc. (a)(b)	38,302	3,198,217
Marchex, Inc. Class B (a)	28,685	79,171
Marin Software, Inc. (a)(b)	9,976	25,239
Match Group, Inc. (a)(b)	75,025	1,214,655
MaxPoint Interactive, Inc. (a)	1,466	13,033
MeetMe, Inc. (a)	68,420	394,099
MINDBODY, Inc. (a)	10,435	181,047
Monster Worldwide, Inc. (a)	123,910	453,511
New Relic, Inc. (a)(b)	49,737	1,825,348
NIC, Inc.	90,389	2,077,139
NumereX Corp. Class A (a)(b)	13,747	102,965
Pandora Media, Inc. (a)(b)	384,697	5,385,758
Q2 Holdings, Inc. (a)	30,085	852,007
QuinStreet, Inc. (a)	38,666	118,318
Qumu Corp. (a)	6,017	15,945
Quotient Technology, Inc. (a)(b)	132,658	1,719,248
Rackspace Hosting, Inc. (a)(b)	163,329	5,136,697
RealNetworks, Inc. (a)	28,670	137,329
Reis, Inc.	8,134	158,613
RetailMeNot, Inc. (a)	84,786	958,930
Rightside Group Ltd. (a)(b)	8,535	80,485
Rocket Fuel, Inc. (a)(b)	19,674	59,022
SecureWorks Corp.	18,872	267,982
Shutterstock, Inc. (a)(b)	26,399	1,530,614
Spark Networks, Inc. (a)	16,620	32,243
SPS Commerce, Inc. (a)	23,567	1,538,454
Stamps.com, Inc. (a)(b)	24,049	2,326,019
Support.com, Inc. (a)	117,655	100,007
Synacor, Inc. (a)(b)	20,037	56,504
TechTarget, Inc. (a)	17,780	143,307
Travelzoo, Inc. (a)	5,383	67,718
Tremor Video, Inc. (a)	17,986	30,396
TrueCar, Inc. (a)(b)	81,085	782,470
Twitter, Inc. (a)(b)	914,113	17,560,111
Unwired Planet, Inc. (a)	8,360	39,710
VeriSign, Inc. (a)(b)	150,219	11,183,805
Web.com Group, Inc. (a)(b)	88,964	1,553,311
WebMD Health Corp. (a)(b)	56,800	2,929,176
Xactly Corp. (a)	8,942	124,562
XO Group, Inc. (a)	29,832	556,068
Yahoo!, Inc. (a)	1,304,901	55,784,518
Yelp, Inc. (a)	81,472	3,135,043
YuMe, Inc. (a)(b)	6,211	20,621
Zillow Group, Inc.:
Class A (a)(b)	60,583	2,049,523
Class C (a)(b)	162,969	5,516,501
		1,410,441,072
IT Services - 3.6%
Accenture PLC Class A	930,899	107,053,385
Acxiom Corp. (a)	121,915	3,168,571
Alliance Data Systems Corp. (a)	90,079	18,428,362
Amdocs Ltd.	233,588	14,043,311
Automatic Data Processing, Inc.	681,224	61,180,727
Black Knight Financial Services, Inc. Class A (a)(b)	43,729	1,706,306
Blackhawk Network Holdings, Inc. (a)	82,570	2,828,023
Booz Allen Hamilton Holding Corp. Class A	186,399	5,659,074
Broadridge Financial Solutions, Inc.	182,531	12,649,398
CACI International, Inc. Class A (a)	38,453	3,820,690
Cartesian, Inc. (a)	206	162
Cass Information Systems, Inc.	15,060	862,185
Ciber, Inc. (a)	66,135	80,023
Cognizant Technology Solutions Corp. Class A (a)	904,027	51,927,311
Computer Sciences Corp.	207,109	9,742,407
Computer Task Group, Inc.	11,646	54,969
Convergys Corp.	146,983	4,384,503
CoreLogic, Inc. (a)	133,765	5,487,040
CSG Systems International, Inc.	47,456	2,074,776
CSP, Inc.	3,696	33,486
CSRA, Inc.	200,870	5,100,089
Datalink Corp. (a)	21,583	210,218
DST Systems, Inc.	49,565	6,022,643
Edgewater Technology, Inc. (a)	2,875	25,530
EPAM Systems, Inc. (a)	62,806	4,283,997
Euronet Worldwide, Inc. (a)	78,916	6,124,671
Everi Holdings, Inc. (a)	85,750	180,933
EVERTEC, Inc.	87,336	1,489,952
ExlService Holdings, Inc. (a)	51,941	2,658,340
Fidelity National Information Services, Inc.	413,764	32,823,898
First Data Corp. Class A (a)	279,547	3,891,294
Fiserv, Inc. (a)	333,015	34,317,196
FleetCor Technologies, Inc. (a)	116,113	19,065,755
Forrester Research, Inc.	17,100	700,758
Gartner, Inc. Class A (a)	125,471	11,417,861
Genpact Ltd. (a)	232,461	5,500,027
Global Payments, Inc.	226,037	17,167,510
Hackett Group, Inc.	31,811	520,110
IBM Corp.	1,319,715	209,676,319
Information Services Group, Inc. (a)	18,000	68,400
Innodata, Inc. (a)	14,010	32,223
Jack Henry & Associates, Inc.	125,525	10,954,567
Leidos Holdings, Inc.	212,446	8,606,187
Lionbridge Technologies, Inc. (a)	69,212	337,062
ManTech International Corp. Class A	37,723	1,510,429
MasterCard, Inc. Class A	1,456,025	140,695,696
Mattersight Corp. (a)(b)	9,437	36,710
Maximus, Inc.	93,721	5,512,669
ModusLink Global Solutions, Inc. (a)(b)	31,030	44,683
MoneyGram International, Inc. (a)	66,937	486,632
NCI, Inc. Class A	12,261	147,868
Neustar, Inc. Class A (a)(b)	75,999	1,931,135
Paychex, Inc.	474,595	28,793,679
PayPal Holdings, Inc. (a)	1,656,280	61,530,802
Perficient, Inc. (a)	51,600	1,030,452
PFSweb, Inc. (a)	22,457	216,710
Planet Payment, Inc. (a)	40,113	144,006
PRG-Schultz International, Inc. (a)	36,569	176,263
Sabre Corp.	302,778	8,523,201
Science Applications International Corp.	65,723	4,193,785
ServiceSource International, Inc. (a)(b)	93,929	475,281
Square, Inc. (a)(b)	44,824	546,405
StarTek, Inc. (a)	2,150	12,083
Sykes Enterprises, Inc. (a)	63,873	1,867,008
Syntel, Inc. (a)	56,060	2,588,290
Teletech Holdings, Inc.	29,721	842,590
Teradata Corp. (a)(b)	194,061	6,157,556
The Western Union Co. (b)	738,846	15,899,966
Total System Services, Inc.	249,380	12,281,965
Travelport Worldwide Ltd.	183,293	2,516,613
Unisys Corp. (a)(b)	68,286	689,689
Vantiv, Inc. (a)	230,594	12,392,122
Virtusa Corp. (a)	42,025	1,102,316
Visa, Inc. Class A	2,849,815	230,550,034
WEX, Inc. (a)	57,655	5,725,718
WidePoint Corp. (a)	71,654	33,849
Xerox Corp.	1,419,246	13,979,573
		1,248,996,027
Semiconductors & Semiconductor Equipment - 2.7%
Acacia Communications, Inc.	11,908	1,329,528
Advanced Energy Industries, Inc. (a)	54,545	2,397,253
Advanced Micro Devices, Inc. (a)(b)	951,578	7,041,677
AEHR Test Systems (a)	3,126	7,502
Alpha & Omega Semiconductor Ltd. (a)	24,379	513,666
Amkor Technology, Inc. (a)	161,169	1,466,638
Amtech Systems, Inc. (a)	13,719	73,259
Analog Devices, Inc.	456,895	28,583,351
Applied Materials, Inc.	1,651,243	49,273,091
Applied Micro Circuits Corp. (a)	132,476	924,682
Axcelis Technologies, Inc. (a)	38,126	447,218
AXT, Inc. (a)	31,515	134,569
Brooks Automation, Inc.	103,049	1,299,448
Cabot Microelectronics Corp.	37,906	1,884,686
Cavium, Inc. (a)	99,129	5,519,503
Ceva, Inc. (a)	30,366	955,922
Cirrus Logic, Inc. (a)	90,516	4,593,687
Cohu, Inc.	35,195	382,570
Cree, Inc. (a)(b)	147,267	3,535,881
CVD Equipment Corp. (a)	24,298	210,907
CyberOptics Corp. (a)	9,251	186,963
Cypress Semiconductor Corp. (b)	466,545	5,565,882
Diodes, Inc. (a)	57,239	1,178,551
DSP Group, Inc. (a)	34,788	401,454
Entegris, Inc. (a)	228,544	3,894,390
Exar Corp. (a)	64,569	587,578
Fairchild Semiconductor International, Inc. (a)	176,025	3,502,898
First Solar, Inc. (a)(b)	112,749	4,264,167
FormFactor, Inc. (a)	107,124	1,108,733
GigOptix, Inc. (a)	62,672	117,823
GSI Technology, Inc. (a)	18,344	89,702
Inphi Corp. (a)	50,934	2,193,727
Integrated Device Technology, Inc. (a)	204,802	4,114,472
Intel Corp.	7,069,458	253,722,848
Intermolecular, Inc. (a)	6,975	8,161
Intersil Corp. Class A	213,161	4,207,798
Intest Corp. (a)	2,175	8,135
IXYS Corp.	38,644	449,043
KLA-Tencor Corp.	236,209	16,359,835
Kopin Corp. (a)	69,745	150,649
Kulicke & Soffa Industries, Inc. (a)	102,964	1,259,250
Lam Research Corp. (b)	240,618	22,454,472
Lattice Semiconductor Corp. (a)(b)	185,835	1,142,885
Linear Technology Corp.	356,675	20,772,752
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	28,341	1,167,649
Marvell Technology Group Ltd.	701,348	8,696,715
Maxim Integrated Products, Inc.	432,119	17,595,886
MaxLinear, Inc. Class A (a)	86,669	1,661,445
Microchip Technology, Inc. (b)	321,838	19,924,991
Micron Technology, Inc. (a)	1,545,519	25,485,608
Microsemi Corp. (a)	174,053	6,955,158
MKS Instruments, Inc.	79,982	3,898,323
Monolithic Power Systems, Inc.	55,587	4,264,635
MoSys, Inc. (a)	60,423	42,900
Nanometrics, Inc. (a)	33,055	672,339
NeoPhotonics Corp. (a)	34,278	511,771
NVE Corp.	6,988	405,653
NVIDIA Corp.	756,278	46,390,093
ON Semiconductor Corp. (a)	595,275	6,428,970
PDF Solutions, Inc. (a)	38,716	648,493
Photronics, Inc. (a)	101,617	971,459
Pixelworks, Inc. (a)(b)	22,798	62,467
Power Integrations, Inc.	43,266	2,526,734
Qorvo, Inc. (a)(b)	192,182	11,037,012
Qualcomm, Inc.	2,202,792	138,930,091
QuickLogic Corp. (a)	61,486	51,033
Rambus, Inc. (a)(b)	170,226	2,352,523
Rubicon Technology, Inc. (a)(b)	25,049	15,287
Rudolph Technologies, Inc. (a)(b)	38,164	669,397
Semtech Corp. (a)	87,042	2,315,317
Sigma Designs, Inc. (a)	51,095	383,723
Silicon Laboratories, Inc. (a)	57,784	3,311,023
Skyworks Solutions, Inc. (b)	282,889	21,177,071
SolarEdge Technologies, Inc. (a)(b)	13,325	226,792
SunEdison Semiconductor Ltd. (a)	98,050	1,126,595
SunPower Corp. (a)(b)	76,953	766,452
Sunworks, Inc. (a)	12,722	36,639
Synaptics, Inc. (a)(b)	56,125	3,197,441
Teradyne, Inc.	294,988	6,212,447
Tessera Technologies, Inc.	79,771	2,675,519
Texas Instruments, Inc.	1,502,144	104,459,094
Ultra Clean Holdings, Inc. (a)	39,254	285,377
Ultratech, Inc. (a)	41,332	1,033,713
Veeco Instruments, Inc. (a)	64,085	1,260,552
Xcerra Corp. (a)	72,566	425,237
Xilinx, Inc.	377,290	20,452,891
		929,029,721
Software - 4.3%
8x8, Inc. (a)	139,704	1,853,872
A10 Networks, Inc. (a)	50,522	497,642
ACI Worldwide, Inc. (a)	177,587	3,391,912
Activision Blizzard, Inc.	763,654	31,592,366
Adobe Systems, Inc. (a)	750,584	76,792,249
American Software, Inc. Class A	20,535	213,769
ANSYS, Inc. (a)	133,369	12,682,058
Aspen Technology, Inc. (a)	119,658	5,439,653
Autodesk, Inc. (a)	327,758	22,090,889
Barracuda Networks, Inc. (a)	28,720	666,304
Blackbaud, Inc.	77,240	5,203,659
Bottomline Technologies, Inc. (a)	62,280	1,438,045
BroadSoft, Inc. (a)	46,995	2,148,141
BSQUARE Corp. (a)	11,182	55,910
CA Technologies, Inc.	430,002	14,581,368
Cadence Design Systems, Inc. (a)	443,027	11,270,607
Callidus Software, Inc. (a)	76,895	1,485,611
CDK Global, Inc.	240,461	13,941,929
Citrix Systems, Inc. (a)	227,000	19,794,400
CommVault Systems, Inc. (a)	75,089	3,870,087
Covisint Corp. (a)	39,763	88,274
Datawatch Corp. (a)(b)	9,730	67,429
Digimarc Corp. (a)(b)	12,143	438,605
Digital Turbine, Inc. (a)(b)	41,910	58,255
Document Security Systems, Inc. (a)	4,956	3,717
Ebix, Inc.	35,461	2,021,277
Electronic Arts, Inc. (a)	451,553	36,679,650
Ellie Mae, Inc. (a)	49,242	4,819,315
EnerNOC, Inc. (a)(b)	34,204	195,305
EPIQ Systems, Inc.	43,230	709,837
Evolving Systems, Inc.	4,973	20,389
Exa Corp. (a)	15,758	250,237
Fair Isaac Corp.	46,441	5,941,662
FalconStor Software, Inc. (a)	37,427	38,550
FireEye, Inc. (a)(b)	218,761	3,141,408
Form Holdings Corp. (a)	9,862	20,217
Fortinet, Inc. (a)	211,222	7,633,563
Gigamon, Inc. (a)	44,099	1,949,176
Glu Mobile, Inc. (a)(b)	173,754	408,322
GSE Systems, Inc. (a)	388	1,017
Guidance Software, Inc. (a)(b)	26,710	158,925
Guidewire Software, Inc. (a)(b)	116,451	7,165,230
HubSpot, Inc. (a)	18,580	1,035,649
Imperva, Inc. (a)	39,060	1,758,091
Infoblox, Inc. (a)	81,785	1,755,106
Interactive Intelligence Group, Inc. (a)(b)	26,096	1,561,846
Intuit, Inc.	377,537	42,076,499
Jive Software, Inc. (a)	60,361	254,723
Majesco Entertainment Co.	475	1,810
Manhattan Associates, Inc. (a)	113,356	6,860,305
Mentor Graphics Corp.	140,666	3,377,391
Microsoft Corp.	11,770,243	676,318,163
MicroStrategy, Inc. Class A (a)	13,884	2,315,712
Mitek Systems, Inc. (a)(b)	45,058	350,101
MobileIron, Inc. (a)	34,473	103,764
Model N, Inc. (a)	14,428	154,668
Monotype Imaging Holdings, Inc.	56,070	1,183,077
NetSol Technologies, Inc. (a)	10,165	61,092
NetSuite, Inc. (a)(b)	56,861	6,192,163
Nuance Communications, Inc. (a)	363,825	5,304,569
Oracle Corp.	4,655,135	191,884,665
Parametric Technology Corp. (a)	172,121	7,344,403
Park City Group, Inc. (a)(b)	12,676	122,830
Paycom Software, Inc. (a)(b)	57,762	2,965,501
Paylocity Holding Corp. (a)(b)	27,303	1,229,454
Pegasystems, Inc.	51,980	1,338,485
Progress Software Corp. (a)	78,882	2,288,367
Proofpoint, Inc. (a)(b)	66,377	5,107,710
PROS Holdings, Inc. (a)	40,708	801,133
QAD, Inc.:
Class A	10,065	233,206
Class B	4,298	81,877
Qualys, Inc. (a)	36,106	1,242,046
Rapid7, Inc. (a)	8,527	153,230
RealPage, Inc. (a)(b)	75,910	1,953,923
Red Hat, Inc. (a)	265,737	19,393,486
RingCentral, Inc. (a)	121,819	2,673,927
Rosetta Stone, Inc. (a)	15,141	133,846
Rovi Corp. (a)	119,303	2,442,132
Salesforce.com, Inc. (a)	949,554	75,413,579
SeaChange International, Inc. (a)	36,866	107,649
ServiceNow, Inc. (a)	231,200	16,801,304
Silver Spring Networks, Inc. (a)	47,301	645,659
Smith Micro Software, Inc. (a)	10,363	24,975
Sonic Foundry, Inc. (a)	155	938
Splunk, Inc. (a)(b)	198,881	11,582,829
SS&C Technologies Holdings, Inc.	235,504	7,759,857
Symantec Corp.	964,184	23,265,760
Synchronoss Technologies, Inc. (a)(b)	58,085	2,425,049
Synopsys, Inc. (a)	236,722	14,035,247
Tableau Software, Inc. (a)	81,490	4,728,865
Take-Two Interactive Software, Inc. (a)(b)	118,971	5,171,669
Tangoe, Inc. (a)	45,871	426,142
TeleNav, Inc. (a)	29,532	172,172
The Rubicon Project, Inc. (a)	36,843	313,166
TiVo, Inc. (a)	142,500	1,511,925
Tubemogul, Inc. (a)(b)	19,314	175,371
Tyler Technologies, Inc. (a)	47,907	7,854,353
Ultimate Software Group, Inc. (a)(b)	42,214	8,820,193
Varonis Systems, Inc. (a)	17,327	512,013
Vasco Data Security International, Inc. (a)	48,861	890,736
Verint Systems, Inc. (a)	91,023	3,105,705
VirnetX Holding Corp. (a)(b)	64,946	172,107
VMware, Inc. Class A (a)(b)	119,283	8,747,022
Voltari Corp. (a)(b)	4,240	12,720
Workday, Inc. Class A (a)(b)	176,166	14,937,115
Workiva, Inc. (a)(b)	27,316	487,864
Zedge, Inc. (a)	14,921	66,548
Zendesk, Inc. (a)	88,825	2,712,716
Zix Corp. (a)(b)	69,803	265,949
Zynga, Inc. (a)	1,220,225	3,331,214
		1,509,354,192
Technology Hardware, Storage & Peripherals - 3.2%
3D Systems Corp. (a)(b)	162,227	2,352,292
Apple, Inc.	8,204,649	870,513,235
Astro-Med, Inc.	4,606	67,754
Avid Technology, Inc. (a)	38,570	346,744
Concurrent Computer Corp.	6,675	36,379
CPI Card Group (b)	22,281	122,991
Cray, Inc. (a)	56,559	1,295,201
Crossroads Systems, Inc. (a)	680	2,890
Dataram Corp. (a)	185	259
Diebold, Inc.	123,985	3,479,019
Eastman Kodak Co. (a)	64,018	991,639
Electronics for Imaging, Inc. (a)(b)	67,250	3,166,130
EMC Corp.	2,905,055	84,217,544
Hewlett Packard Enterprise Co.	2,494,536	53,582,633
HP, Inc.	2,576,796	37,028,559
Hutchinson Technology, Inc. (a)	41,790	62,685
Imation Corp. (a)(b)	42,037	34,895
Immersion Corp. (a)(b)	59,681	432,687
Intevac, Inc. (a)	17,689	107,195
Lexmark International, Inc. Class A	100,540	3,600,337
NCR Corp. (a)	188,663	6,386,243
NetApp, Inc.	436,948	15,114,031
Nimble Storage, Inc. (a)	92,912	763,737
Pure Storage, Inc. Class A (a)(b)	96,777	1,133,259
Quantum Corp. (a)	334,686	214,601
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (b)	446,049	15,049,693
Silicon Graphics International Corp. (a)	44,110	340,088
Super Micro Computer, Inc. (a)	53,821	1,164,148
Transact Technologies, Inc.	3,411	25,719
U.S.A. Technologies, Inc. (a)(b)	38,549	191,974
Violin Memory, Inc. (a)	26,753	48,690
Western Digital Corp.	426,303	19,895,561
Xplore Technologies Corp. (a)	2,067	5,023
		1,121,773,835

TOTAL INFORMATION TECHNOLOGY		6,881,639,621

MATERIALS - 3.3%
Chemicals - 2.1%
A. Schulman, Inc.	45,099	1,150,025
AgroFresh Solutions, Inc. (a)(b)	38,931	236,311
Air Products & Chemicals, Inc.	290,383	45,189,402
Albemarle Corp. U.S.	164,240	13,134,273
American Vanguard Corp.	32,955	555,292
Ashland, Inc.	94,481	11,061,835
Axalta Coating Systems (a)	320,603	9,175,658
Balchem Corp.	47,283	3,311,228
BioAmber, Inc. (a)(b)	17,794	66,728
Cabot Corp.	93,185	4,646,204
Calgon Carbon Corp.	83,129	1,205,371
Celanese Corp. Class A	227,640	14,666,845
CF Industries Holdings, Inc. (b)	360,300	9,367,800
Chase Corp.	10,028	645,502
Chemtura Corp. (a)	110,727	3,320,703
Codexis, Inc. (a)	27,884	116,276
Core Molding Technologies, Inc. (a)	5,919	86,713
E.I. du Pont de Nemours & Co.	1,308,535	91,074,036
Eastman Chemical Co.	226,714	15,391,613
Ecolab, Inc.	396,672	48,810,490
Ferro Corp. (a)	133,620	1,782,491
Flotek Industries, Inc. (a)(b)	75,072	1,163,616
FMC Corp.	203,618	9,557,829
FutureFuel Corp.	37,844	442,396
H.B. Fuller Co.	67,806	3,219,429
Hawkins, Inc.	13,930	608,462
Huntsman Corp.	293,108	5,067,837
Ingevity Corp. (a)	60,928	2,703,985
Innophos Holdings, Inc.	32,175	1,358,429
Innospec, Inc.	50,796	3,011,187
International Flavors & Fragrances, Inc.	120,070	16,639,301
Intrepid Potash, Inc. (a)	76,176	105,123
KMG Chemicals, Inc.	10,303	289,102
Koppers Holdings, Inc. (a)	30,390	991,930
Kraton Performance Polymers, Inc. (a)	48,417	1,745,917
Kronos Worldwide, Inc.	34,238	304,376
LSB Industries, Inc. (a)(b)	28,693	344,316
LyondellBasell Industries NV Class A	511,483	40,350,894
Marrone Bio Innovations, Inc. (a)(b)	15,737	21,874
Metabolix, Inc. (a)(b)	6,939	2,887
Minerals Technologies, Inc.	52,154	3,680,508
Monsanto Co.	654,833	69,739,715
NewMarket Corp.	15,387	6,677,189
Olin Corp.	249,906	5,407,966
OMNOVA Solutions, Inc. (a)	52,644	526,440
Platform Specialty Products Corp. (a)(b)	229,015	2,072,586
PolyOne Corp.	133,312	4,595,265
PPG Industries, Inc.	393,599	41,674,262
Praxair, Inc.	426,463	52,045,545
Quaker Chemical Corp.	19,799	1,979,900
Rayonier Advanced Materials, Inc.	58,598	720,755
RPM International, Inc.	198,631	10,831,348
Senomyx, Inc. (a)(b)	66,138	289,684
Sensient Technologies Corp.	66,412	4,863,351
Sherwin-Williams Co.	118,141	33,517,783
Stepan Co.	30,263	2,126,278
Terravia Holdings, Inc. (a)	98,314	260,532
The Chemours Co. LLC	264,896	3,493,978
The Dow Chemical Co.	1,678,466	90,032,916
The Mosaic Co.	519,197	15,612,254
The Scotts Miracle-Gro Co. Class A	68,506	5,672,297
Trecora Resources (a)	28,770	314,168
Tredegar Corp.	35,793	674,340
Trinseo SA	54,016	3,125,366
Tronox Ltd. Class A (b)	94,701	864,620
Valhi, Inc.	35,553	90,660
Valspar Corp.	108,707	11,458,805
W.R. Grace & Co.	104,222	8,142,865
Westlake Chemical Corp.	59,202	3,067,848
		746,482,910
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,612,317
Headwaters, Inc. (a)	105,333	1,909,687
Martin Marietta Materials, Inc.	93,408	17,096,466
Summit Materials, Inc.	112,711	2,224,915
U.S. Concrete, Inc. (a)(b)	21,607	1,145,603
United States Lime & Minerals, Inc.	2,200	141,086
Vulcan Materials Co.	195,619	22,275,136
		50,405,210
Containers & Packaging - 0.5%
AEP Industries, Inc.	6,511	720,117
Aptargroup, Inc.	94,081	7,336,436
Avery Dennison Corp.	133,240	10,318,106
Ball Corp.	257,218	20,369,093
Bemis Co., Inc.	143,849	7,566,457
Berry Plastics Group, Inc. (a)	177,707	8,066,121
Crown Holdings, Inc. (a)	205,809	11,161,022
Graphic Packaging Holding Co.	466,132	6,684,333
Greif, Inc. Class A	64,085	2,731,944
International Paper Co.	608,966	29,528,761
Myers Industries, Inc.	29,894	428,979
Owens-Illinois, Inc. (a)	240,683	4,315,446
Packaging Corp. of America	137,837	10,838,123
Sealed Air Corp.	296,509	13,974,469
Silgan Holdings, Inc.	68,205	3,282,025
Sonoco Products Co.	162,407	8,370,457
UFP Technologies, Inc. (a)	2,454	60,957
WestRock Co.	375,747	17,998,281
		163,751,127
Metals & Mining - 0.5%
A.M. Castle & Co. (a)(b)	36,860	51,235
AK Steel Holding Corp. (a)(b)	348,928	1,556,219
Alcoa, Inc.	1,971,609	19,873,819
Allegheny Technologies, Inc. (b)	156,534	2,670,470
Ampco-Pittsburgh Corp.	10,414	112,471
Carpenter Technology Corp.	70,077	2,542,394
Century Aluminum Co. (a)(b)	86,859	545,475
Cliffs Natural Resources, Inc. (a)(b)	332,534	1,895,444
Coeur d'Alene Mines Corp. (a)	222,891	2,839,631
Commercial Metals Co.	175,382	2,721,929
Compass Minerals International, Inc.	51,530	3,840,531
Comstock Mining, Inc. (a)	56,723	20,619
Freeport-McMoRan, Inc. (b)	1,984,161	20,417,017
Friedman Industries	2,001	11,446
General Moly, Inc. (a)	60,513	18,220
Gold Resource Corp.	67,805	353,942
Golden Minerals Co. (a)(b)	71,014	51,840
Handy & Harman Ltd. (a)	5,646	126,188
Haynes International, Inc.	18,364	677,448
Hecla Mining Co.	591,612	3,301,195
Kaiser Aluminum Corp.	27,980	2,384,735
Materion Corp.	30,858	905,374
McEwen Mining, Inc. (b)	325,161	1,115,302
Mines Management, Inc. (a)(b)	24,109	29,413
Newmont Mining Corp.	796,358	30,452,730
Nucor Corp.	478,004	23,187,974
Olympic Steel, Inc.	12,703	245,549
Paramount Gold Nevada Corp. (a)	7,958	13,927
Pershing Gold Corp. (a)(b)	31,696	132,489
Real Industries, Inc. (a)	30,069	206,574
Reliance Steel & Aluminum Co.	109,200	7,871,136
Royal Gold, Inc.	97,550	7,152,366
Ryerson Holding Corp. (a)	16,025	193,742
Schnitzer Steel Industries, Inc. Class A	32,409	608,641
Solitario Exploration & Royalty Corp. (a)	18,115	13,405
Steel Dynamics, Inc.	360,316	8,870,980
Stillwater Mining Co. (a)(b)	196,719	2,488,495
SunCoke Energy, Inc.	82,551	538,233
Synalloy Corp.	8,615	60,477
TimkenSteel Corp. (b)	51,850	510,723
U.S. Antimony Corp. (a)	24,962	9,733
United States Steel Corp. (b)	255,689	4,970,594
Universal Stainless & Alloy Products, Inc. (a)	6,659	72,716
Worthington Industries, Inc.	71,924	3,085,540
		158,748,381
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	63,767	1,673,246
Clearwater Paper Corp. (a)	24,633	1,528,970
Deltic Timber Corp.	17,765	1,260,071
Domtar Corp.	101,407	3,784,509
Kapstone Paper & Packaging Corp.	133,397	2,335,781
Louisiana-Pacific Corp. (a)	201,513	3,925,473
Mercer International, Inc. (SBI)	60,804	505,281
Neenah Paper, Inc.	27,129	2,181,985
P.H. Glatfelter Co.	69,408	1,538,775
Rentech, Inc. (a)(b)	27,522	99,354
Resolute Forest Products (a)(b)	135,020	783,116
Schweitzer-Mauduit International, Inc.	48,432	1,902,409
		21,518,970

TOTAL MATERIALS		1,140,906,598

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
Alaska Communication Systems Group, Inc. (a)	135,810	228,161
AT&T, Inc.	9,217,245	376,800,976
Atlantic Tele-Network, Inc.	20,159	1,317,189
CenturyLink, Inc.	810,660	22,536,348
Cincinnati Bell, Inc. (a)	315,667	1,319,488
Cogent Communications Group, Inc.	64,769	2,301,890
Consolidated Communications Holdings, Inc.	72,849	1,752,018
Elephant Talk Communication, Inc. (a)	63,184	11,057
FairPoint Communications, Inc. (a)(b)	43,838	611,102
Frontier Communications Corp.	1,696,546	7,804,112
General Communications, Inc. Class A (a)	45,133	627,349
Globalstar, Inc. (a)(b)	438,567	684,165
Hawaiian Telcom Holdco, Inc. (a)	15,790	353,380
IDT Corp. Class B	44,765	666,551
Inteliquent, Inc.	53,463	889,624
Intelsat SA (a)(b)	61,651	166,458
Iridium Communications, Inc. (a)(b)	122,967	1,024,315
Level 3 Communications, Inc. (a)	430,543	21,367,849
Lumos Networks Corp. (a)	30,848	424,160
ORBCOMM, Inc. (a)	100,896	1,003,915
PDVWireless, Inc. (a)(b)	18,833	481,936
SBA Communications Corp. Class A (a)	184,740	21,088,071
Straight Path Communications, Inc. Class B (a)(b)	22,382	530,453
Towerstream Corp. (a)	2,376	5,227
Verizon Communications, Inc.	6,106,166	319,535,667
Vonage Holdings Corp. (a)	306,769	1,782,328
Windstream Holdings, Inc. (b)	173,774	1,478,817
Zayo Group Holdings, Inc. (a)	56,193	1,630,159
		788,422,765
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	32,822	278,987
Leap Wireless International, Inc. rights (a)	51,525	169,002
NII Holdings, Inc. (a)(b)	134,717	448,608
Shenandoah Telecommunications Co.	75,836	1,950,502
Spok Holdings, Inc.	43,148	714,099
Sprint Corp. (a)(b)	1,170,821	7,235,674
T-Mobile U.S., Inc. (a)	408,705	18,939,390
Telephone & Data Systems, Inc.	138,279	3,853,836
U.S. Cellular Corp. (a)	27,310	1,016,478
		34,606,576

TOTAL TELECOMMUNICATION SERVICES		823,029,341

UTILITIES - 3.2%
Electric Utilities - 1.9%
Allete, Inc.	79,147	4,693,417
Alliant Energy Corp.	330,508	12,542,779
American Electric Power Co., Inc.	718,744	46,409,300
Duke Energy Corp.	1,026,360	81,759,838
Edison International	482,235	35,068,129
El Paso Electric Co.	71,253	3,255,550
Empire District Electric Co.	99,444	3,363,196
Entergy Corp.	263,217	20,583,569
Eversource Energy	475,146	25,643,630
Exelon Corp.	1,386,793	47,150,962
FirstEnergy Corp.	628,880	20,583,242
Genie Energy Ltd. Class B	24,074	153,592
Great Plains Energy, Inc.	218,312	5,929,354
Hawaiian Electric Industries, Inc.	182,305	5,470,973
IDACORP, Inc.	76,754	5,838,677
ITC Holdings Corp.	221,475	10,015,100
MGE Energy, Inc.	69,441	3,815,089
NextEra Energy, Inc.	687,016	83,087,715
OGE Energy Corp.	302,600	9,419,938
Otter Tail Corp.	68,037	2,329,587
PG&E Corp.	725,375	44,929,728
Pinnacle West Capital Corp.	178,279	13,378,056
PNM Resources, Inc.	111,489	3,544,235
Portland General Electric Co.	132,710	5,588,418
PPL Corp.	1,005,718	34,978,872
Southern Co.	1,383,580	71,019,161
Spark Energy, Inc. Class A, (b)	27,337	792,500
Westar Energy, Inc.	214,666	11,793,750
Xcel Energy, Inc.	781,831	32,336,530
		645,474,887
Gas Utilities - 0.2%
Atmos Energy Corp.	163,026	12,015,016
Chesapeake Utilities Corp.	25,261	1,607,863
Delta Natural Gas Co., Inc.	3,078	76,581
Gas Natural, Inc.	8,386	61,721
National Fuel Gas Co.	136,023	7,761,472
New Jersey Resources Corp.	133,342	4,485,625
Northwest Natural Gas Co.	40,743	2,433,579
ONE Gas, Inc.	86,513	5,297,191
Piedmont Natural Gas Co., Inc. (b)	116,693	7,013,249
Questar Corp.	258,932	6,475,889
South Jersey Industries, Inc.	125,264	3,717,836
Southwest Gas Corp.	71,765	5,010,632
Spire, Inc.	66,837	4,324,354
UGI Corp.	249,410	11,343,167
WGL Holdings, Inc.	76,581	4,812,350
		76,436,525
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	5,933
Calpine Corp. (a)	479,244	5,980,965
Dynegy, Inc. (a)(b)	157,850	1,999,960
NRG Energy, Inc.	471,299	5,707,431
NRG Yield, Inc.:
Class A	44,523	716,375
Class C	93,579	1,575,870
Ormat Technologies, Inc.	56,785	2,748,394
Pattern Energy Group, Inc.	100,195	2,384,641
Talen Energy Corp. (a)(b)	106,771	1,474,508
TerraForm Global, Inc. (b)	98,063	354,988
Terraform Power, Inc. (b)	110,189	1,414,827
The AES Corp.	975,796	11,777,858
U.S. Geothermal, Inc. (a)(b)	163,207	117,525
Vivint Solar, Inc. (a)(b)	34,907	111,004
		36,370,279
Multi-Utilities - 0.9%
Ameren Corp.	346,753	17,136,533
Avangrid, Inc.	94,341	3,924,586
Avista Corp.	105,247	4,275,133
Black Hills Corp.	76,148	4,455,419
CenterPoint Energy, Inc.	622,537	13,988,406
CMS Energy Corp.	407,451	17,100,718
Consolidated Edison, Inc.	454,348	34,189,687
Dominion Resources, Inc.	916,633	67,977,503
DTE Energy Co.	257,143	23,888,585
MDU Resources Group, Inc.	295,243	6,958,878
NiSource, Inc.	449,254	10,755,141
NorthWestern Energy Corp.	72,979	4,219,646
Public Service Enterprise Group, Inc.	752,056	32,157,915
SCANA Corp.	209,282	14,785,773
Sempra Energy	352,639	36,896,619
Unitil Corp.	69,767	2,758,587
Vectren Corp.	130,243	6,370,185
WEC Energy Group, Inc.	463,777	27,770,967
		329,610,281
Water Utilities - 0.1%
American States Water Co.	52,884	2,061,418
American Water Works Co., Inc.	257,950	19,085,721
Aqua America, Inc.	289,680	8,809,169
Artesian Resources Corp. Class A	60,524	1,662,594
Cadiz, Inc. (a)	14,651	113,838
California Water Service Group	83,616	2,549,452
Connecticut Water Service, Inc.	18,109	839,714
Middlesex Water Co.	21,828	728,400
Pure Cycle Corp. (a)(b)	17,116	82,328
SJW Corp.	25,048	1,069,299
York Water Co.	40,150	1,136,245
		38,138,178

TOTAL UTILITIES		1,126,030,150

TOTAL COMMON STOCKS
(Cost $23,857,012,664)		34,436,345,104
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.51% 9/15/16 to 3/30/17 (c)
(Cost $14,969,808)	15,000,000	14,972,190
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.42% (d)	275,644,084	$275,644,084
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	1,623,276,198	1,623,276,198
TOTAL MONEY MARKET FUNDS
(Cost $1,898,920,282)		1,898,920,282
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $25,770,902,754)		36,350,237,576
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(1,601,294,495)
NET ASSETS - 100%		$34,748,943,081

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,383 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	258,495,925	$6,458,341
121 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2016	18,921,980	667,457
305 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	37,783,400	1,885,081
TOTAL FUTURES CONTRACTS			$9,010,879

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,890,365.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$434,196
Fidelity Securities Lending Cash Central Fund	7,642,737
Total	$8,076,933

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,428,592,478	$4,428,592,478	$--	$--
Consumer Staples	3,059,642,826	3,059,633,272	--	9,554
Energy	2,210,689,853	2,210,689,853	--	--
Financials	6,310,326,923	6,309,991,019	147	335,757
Health Care	4,865,363,723	4,864,874,341	--	489,382
Industrials	3,590,123,591	3,590,123,591	--	--
Information Technology	6,881,639,621	6,881,639,621	--	--
Materials	1,140,906,598	1,140,906,598	--	--
Telecommunication Services	823,029,341	822,860,339	--	169,002
Utilities	1,126,030,150	1,126,030,150	--	--
U.S. Government and Government Agency Obligations	14,972,190	--	14,972,190	--
Money Market Funds	1,898,920,282	1,898,920,282	--	--
Total Investments in Securities:	$36,350,237,576	$36,334,261,544	$14,972,337	$1,003,695
Derivative Instruments:
Assets
Futures Contracts	$9,010,879	$9,010,879	$--	$--
Total Assets	$9,010,879	$9,010,879	$--	$--
Total Derivative Instruments:	$9,010,879	$9,010,879	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,010,879	$0
Total Equity Risk	9,010,879	0
Total Value of Derivatives	$9,010,879	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,572,941,399) — See accompanying schedule: Unaffiliated issuers (cost $23,871,982,472)	$34,451,317,294
Fidelity Central Funds (cost $1,898,920,282)	1,898,920,282
Total Investments (cost $25,770,902,754)		$36,350,237,576
Cash		3,462,156
Receivable for investments sold		881,643
Receivable for fund shares sold		100,496,193
Dividends receivable		68,836,652
Distributions receivable from Fidelity Central Funds		1,309,618
Other receivables		488,157
Total assets		36,525,711,995
Liabilities
Payable for investments purchased	$85,238,762
Payable for fund shares redeemed	65,774,789
Accrued management fee	433,248
Payable for daily variation margin for derivative instruments	982,621
Other affiliated payables	575,352
Other payables and accrued expenses	487,944
Collateral on securities loaned, at value	1,623,276,198
Total liabilities		1,776,768,914
Net Assets		$34,748,943,081
Net Assets consist of:
Paid in capital		$23,810,634,509
Undistributed net investment income		341,269,958
Accumulated undistributed net realized gain (loss) on investments		8,692,913
Net unrealized appreciation (depreciation) on investments		10,588,345,701
Net Assets		$34,748,943,081
Investor Class:
Net Asset Value, offering price and redemption price per share ($677,349,778 ÷ 10,746,686 shares)		$63.03
Premium Class:
Net Asset Value, offering price and redemption price per share ($20,129,368,471 ÷ 319,317,391 shares)		$63.04
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,784,394,306 ÷ 28,309,245 shares)		$63.03
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,998,359,332 ÷ 63,435,569 shares)		$63.03
Class F:
Net Asset Value, offering price and redemption price per share ($8,159,471,194 ÷ 129,417,077 shares)		$63.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$341,126,720
Interest		29,747
Income from Fidelity Central Funds (including $7,642,737 from security lending)		8,076,933
Total income		349,233,400
Expenses
Management fee	$4,584,834
Transfer agent fees	4,140,329
Independent trustees' fees and expenses	71,092
Miscellaneous	43,469
Total expenses before reductions	8,839,724
Expense reductions	(1,589,935)	7,249,789
Net investment income (loss)		341,983,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,901,904
Futures contracts	27,829,384
Total net realized gain (loss)		144,731,288
Change in net unrealized appreciation (depreciation) on: Investment securities	3,833,403,275
Assets and liabilities in foreign currencies	(71)
Futures contracts	7,382,274
Total change in net unrealized appreciation (depreciation)		3,840,785,478
Net gain (loss)		3,985,516,766
Net increase (decrease) in net assets resulting from operations		$4,327,500,377

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$341,983,611	$584,597,412
Net realized gain (loss)	144,731,288	178,477,957
Change in net unrealized appreciation (depreciation)	3,840,785,478	(3,209,448,060)
Net increase (decrease) in net assets resulting from operations	4,327,500,377	(2,446,372,691)
Distributions to shareholders from net investment income	(97,015,831)	(577,075,341)
Distributions to shareholders from net realized gain	(59,010,973)	(159,400,626)
Total distributions	(156,026,804)	(736,475,967)
Share transactions - net increase (decrease)	1,118,559,516	3,139,186,419
Redemption fees	163,748	358,768
Total increase (decrease) in net assets	5,290,196,837	(43,303,471)
Net Assets
Beginning of period	29,458,746,244	29,502,049,715
End of period	$34,748,943,081	$29,458,746,244
Other Information
Undistributed net investment income end of period	$341,269,958	$96,302,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.58	$54.91	$44.05	$39.55	$38.56
Income from Investment Operations
Net investment income (loss)B	.61	1.13	1.10	.92	.87	.68
Net realized and unrealized gain (loss)	7.38	(5.97)	6.51	10.74	4.40	.96
Total from investment operations	7.99	(4.84)	7.61	11.66	5.27	1.64
Distributions from net investment income	(.17)	(1.11)	(.94)	(.80)	(.77)	(.65)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.28)	(1.42)	(.94)	(.80)	(.77)	(.65)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$63.03	$55.32	$61.58	$54.91	$44.05	$39.55
Total ReturnD,E	14.48%	(7.96)%	13.94%	26.62%	13.50%	4.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.04%H	1.90%	1.91%	1.85%	2.15%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$677,350	$1,932,568	$1,943,259	$1,694,212	$1,305,435	$3,379,770
Portfolio turnover rateI	2%H	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.91	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	.63	1.16	1.13	.94	.89	.69
Net realized and unrealized gain (loss)	7.38	(5.98)	6.52	10.73	4.39	.97
Total from investment operations	8.01	(4.82)	7.65	11.67	5.28	1.66
Distributions from net investment income	(.18)	(1.14)	(.97)	(.82)	(.78)	(.66)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.45)	(.97)	(.82)	(.78)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$63.04	$55.32	$61.59	$54.91	$44.06	$39.56
Total ReturnD,E	14.51%	(7.92)%	14.02%	26.65%	13.53%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H,I	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%H,J	.05%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.05%H,J	.05%	.05%	.06%	.07%	.07%
Net investment income (loss)	2.09%H	1.95%	1.96%	1.89%	2.18%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$20,129,368	$18,866,595	$18,860,117	$14,943,835	$10,262,592	$6,536,903
Portfolio turnover rateK	2%H	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents .062%.

 J Amount represents .048%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.91	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	.63	1.17	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	7.38	(5.98)	6.52	10.75	4.40	5.26
Total from investment operations	8.01	(4.81)	7.65	11.69	5.29	5.62
Distributions from net investment income	(.18)	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–	–
Net asset value, end of period	$63.03	$55.31	$61.58	$54.91	$44.05	$39.55
Total ReturnE,F	14.52%	(7.92)%	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I,J	.07%	.07%	.07%	.07%	.07%I
Expenses net of fee waivers, if any	.04%I	.04%	.04%	.05%	.06%	.06%I
Expenses net of all reductions	.04%I	.04%	.04%	.05%	.06%	.06%I
Net investment income (loss)	2.09%I	1.96%	1.97%	1.90%	2.19%	2.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,784,394	$1,199,719	$1,307,281	$1,254,047	$876,155	$693,534
Portfolio turnover rateK	2%I	3%	2%	2%	3%	17%L

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents .058%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.90	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	.64	1.17	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	7.37	(5.98)	6.52	10.73	4.39	5.26
Total from investment operations	8.01	(4.81)	7.66	11.68	5.29	5.62
Distributions from net investment income	(.18)	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–	–
Net asset value, end of period	$63.03	$55.31	$61.58	$54.90	$44.05	$39.55
Total ReturnE,F	14.52%	(7.91)%	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I,J	.05%	.05%	.06%	.06%	.06%I
Expenses net of fee waivers, if any	.03%I,K	.04%L	.04%M	.05%N	.05%N	.05%I,N
Expenses net of all reductions	.03%I,K	.04%L	.04%M	.05%N	.05%N	.05%I,N
Net investment income (loss)	2.11%I	1.97%	1.97%	1.90%	2.20%	2.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,998,359	$800,304	$1,022,585	$740,877	$546,329	$189,758
Portfolio turnover rateO	2%I	3%	2%	2%	3%	17%P

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents .034%.

 K Amount represents .028%.

 L Amount represents .035%.

 M Amount represents .038%.

 N Amount represents .045%.

 O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 P Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.92	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	.64	1.17	1.14	.95	.90	.69
Net realized and unrealized gain (loss)	7.38	(5.98)	6.51	10.74	4.39	.97
Total from investment operations	8.02	(4.81)	7.65	11.69	5.29	1.66
Distributions from net investment income	(.18)	(1.15)	(.98)	(.83)	(.79)	(.66)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.46)	(.98)	(.83)	(.79)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$63.05	$55.32	$61.59	$54.92	$44.06	$39.56
Total ReturnD,E	14.53%	(7.91)%	14.01%	26.69%	13.55%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H,I	.04%J	.04%K	.05%L	.05%L	.06%
Expenses net of fee waivers, if any	.03%H,M	.04%J	.04%K	.05%L	.05%L	.06%
Expenses net of all reductions	.03%H,M	.04%J	.04%K	.05%L	.05%L	.06%
Net investment income (loss)	2.11%H	1.97%	1.97%	1.90%	2.20%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,159,471	$6,659,560	$6,368,808	$5,088,489	$2,833,198	$1,494,616
Portfolio turnover rateN	2%H	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents .029%.

 J Amount represents .035%.

 K Amount represents .038%.

 L Amount represents .045%.

 M Amount represents .028%.

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications, Inc. Class A	1.3	0.4
Tesla Motors, Inc.	0.6	0.5
LinkedIn Corp. Class A	0.6	0.4
Liberty Global PLC Class C	0.5	0.6
Las Vegas Sands Corp.	0.5	0.5
BioMarin Pharmaceutical, Inc.	0.4	0.4
SBA Communications Corp. Class A	0.4	0.3
Incyte Corp.	0.4	0.4
Medivation, Inc.	0.3	0.2
Markel Corp.	0.3	0.3
	5.3

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	25.5
Information Technology	17.0	16.5
Consumer Discretionary	15.7	16.5
Industrials	12.5	13.2
Health Care	11.8	11.8
Materials	5.1	4.5
Energy	3.7	2.8
Consumer Staples	3.6	3.4
Utilities	3.4	4.0
Telecommunication Services	1.2	1.2

Fidelity® Extended Market Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	303,653	$5,204,612
Autoliv, Inc. (b)	350,206	37,184,873
Clean Diesel Technologies, Inc. (a)(b)	6,695	24,504
Cooper Tire & Rubber Co.	207,181	7,042,082
Cooper-Standard Holding, Inc. (a)	68,344	6,769,473
Dana Holding Corp.	586,317	8,454,691
Dorman Products, Inc. (a)(b)	119,068	7,509,619
Drew Industries, Inc.	96,636	9,842,377
Federal-Mogul Corp. Class A (a)	128,987	1,177,651
Fox Factory Holding Corp. (a)	85,569	1,776,412
Gentex Corp. (b)	1,137,091	20,228,849
Gentherm, Inc. (a)	143,807	4,741,317
Hertz Global Holdings, Inc. (a)	295,560	14,559,286
Horizon Global Corp. (a)	71,592	1,275,769
Lear Corp.	287,864	33,475,705
Metaldyne Performance Group, Inc.	63,050	1,000,604
Modine Manufacturing Co. (a)	183,284	1,962,972
Motorcar Parts of America, Inc. (a)(b)	74,912	2,129,748
Shiloh Industries, Inc. (a)	30,442	273,065
Spartan Motors, Inc.	139,927	1,379,680
Standard Motor Products, Inc.	82,683	3,705,025
Stoneridge, Inc. (a)	109,376	1,895,486
Strattec Security Corp.	14,358	601,457
Superior Industries International, Inc.	91,087	2,651,543
Sypris Solutions, Inc. (a)(b)	33,998	34,678
Tenneco, Inc. (a)	225,356	12,581,625
Tower International, Inc.	81,725	1,985,918
Unique Fabricating, Inc. (b)	9,604	120,914
UQM Technologies, Inc. (a)(b)	137,888	82,733
Visteon Corp.	132,525	9,369,518
Workhorse Group, Inc. (a)(b)	45,816	375,691
		199,417,877
Automobiles - 0.7%
Tesla Motors, Inc. (a)(b)	445,771	94,507,910
Thor Industries, Inc. (b)	179,655	14,579,003
Winnebago Industries, Inc. (b)	112,011	2,696,105
		111,783,018
Distributors - 0.2%
Core-Mark Holding Co., Inc.	186,606	7,119,019
Educational Development Corp. (b)	16,502	199,509
Fenix Parts, Inc. (a)(b)	54,314	263,966
Pool Corp.	161,207	16,260,950
VOXX International Corp. (a)	83,482	256,290
Weyco Group, Inc.	21,447	547,327
		24,647,061
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	64,870	1,340,863
Apollo Education Group, Inc. Class A (non-vtg.) (a)	414,281	3,674,672
Ascent Capital Group, Inc. (a)	47,464	1,101,639
Bridgepoint Education, Inc. (a)	58,229	422,160
Bright Horizons Family Solutions, Inc. (a)	173,179	11,803,881
Cambium Learning Group, Inc. (a)	48,546	233,506
Capella Education Co.	43,969	2,590,653
Career Education Corp. (a)	274,024	1,792,117
Carriage Services, Inc.	65,607	1,537,828
Chegg, Inc. (a)(b)	202,340	1,361,748
Collectors Universe, Inc.	19,242	368,292
DeVry, Inc. (b)	226,816	5,225,841
Graham Holdings Co.	17,415	8,539,445
Grand Canyon Education, Inc. (a)	185,510	7,704,230
Houghton Mifflin Harcourt Co. (a)	412,386	6,577,557
ITT Educational Services, Inc. (a)(b)	80,417	28,267
K12, Inc. (a)	135,053	1,613,883
Liberty Tax, Inc.	27,950	379,841
LifeLock, Inc. (a)(b)	331,519	5,516,476
Lincoln Educational Services Corp. (a)	84,172	156,560
National American University Holdings, Inc. (b)	23,237	53,445
Regis Corp. (a)	150,570	1,892,665
Service Corp. International	769,064	20,334,052
ServiceMaster Global Holdings, Inc. (a)	537,578	20,057,035
Sotheby's Class A (Ltd. vtg.) (b)	207,513	8,227,890
Strayer Education, Inc. (a)	42,800	2,083,504
Universal Technical Institute, Inc. (b)	87,539	199,589
Weight Watchers International, Inc. (a)(b)	107,213	1,126,809
		115,944,448
Hotels, Restaurants & Leisure - 3.5%
AG&E Holdings, Inc.	4,238	1,187
ARAMARK Holdings Corp.	897,123	34,027,875
Ark Restaurants Corp.	8,457	189,606
Belmond Ltd. Class A (a)	352,196	3,934,029
Biglari Holdings, Inc. (a)	4,573	2,014,818
BJ's Restaurants, Inc. (a)	82,017	3,257,715
Bloomin' Brands, Inc.	459,476	8,978,161
Bob Evans Farms, Inc.	77,823	3,190,743
Bojangles', Inc. (a)(b)	39,333	635,228
Boyd Gaming Corp. (a)(b)	322,879	6,296,141
Bravo Brio Restaurant Group, Inc. (a)	63,389	297,928
Brinker International, Inc.	223,896	12,025,454
Buffalo Wild Wings, Inc. (a)(b)	73,902	11,986,904
Caesars Entertainment Corp. (a)(b)	177,526	1,121,964
Carrols Restaurant Group, Inc. (a)	142,178	1,913,716
Century Casinos, Inc. (a)	79,328	506,906
Chanticleer Holdings, Inc. (a)(b)	92,136	36,854
Choice Hotels International, Inc.	140,801	6,827,440
Churchill Downs, Inc.	48,197	7,199,668
Chuy's Holdings, Inc. (a)(b)	65,176	1,973,529
ClubCorp Holdings, Inc.	263,944	3,787,596
Cosi, Inc. (a)(b)	94,577	20,599
Cracker Barrel Old Country Store, Inc. (b)	94,434	14,364,356
Dave & Buster's Entertainment, Inc. (a)	102,607	4,766,095
Del Frisco's Restaurant Group, Inc. (a)	95,251	1,433,528
Del Taco Restaurants, Inc. (a)(b)	107,241	1,204,316
Denny's Corp. (a)	321,735	3,362,131
Diamond Resorts International, Inc. (a)(b)	207,348	6,263,983
DineEquity, Inc.	66,966	5,222,678
Diversified Restaurant Holdings, Inc. (a)	33,035	39,312
Domino's Pizza, Inc.	198,105	29,630,565
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	28,917
Dover Motorsports, Inc.	22,686	55,354
Dunkin' Brands Group, Inc. (b)	360,091	17,626,454
El Pollo Loco Holdings, Inc. (a)(b)	83,188	1,133,021
Eldorado Resorts, Inc. (a)	92,167	1,286,651
Empire Resorts, Inc. (a)(b)	9,364	157,596
Entertainment Gaming Asia, Inc. (a)	10,477	20,430
Extended Stay America, Inc. unit	274,286	3,881,147
Famous Dave's of America, Inc. (a)(b)	21,114	127,529
Fiesta Restaurant Group, Inc. (a)(b)	106,477	2,689,609
Flanigan's Enterprises, Inc.	1,120	27,362
Fogo de Chao, Inc. (a)(b)	21,517	264,014
Full House Resorts, Inc. (a)(b)	24,413	47,605
Gaming Partners International Corp. (a)	1,584	15,761
Golden Entertainment, Inc.	33,424	418,468
Good Times Restaurants, Inc. (a)(b)	41,006	141,061
Habit Restaurants, Inc. Class A (a)(b)	57,068	874,282
Hilton Worldwide Holdings, Inc. (b)	2,067,826	49,359,007
Hyatt Hotels Corp. Class A (a)(b)	99,211	5,305,804
Ignite Restaurant Group, Inc. (a)(b)	28,225	25,685
International Speedway Corp. Class A	111,755	3,720,324
Interval Leisure Group, Inc.	440,441	7,663,673
Intrawest Resorts Holdings, Inc. (a)	62,384	930,769
Isle of Capri Casinos, Inc. (a)	95,456	1,656,162
J. Alexanders Holdings, Inc. (a)	59,031	588,539
Jack in the Box, Inc.	128,826	12,813,034
Jamba, Inc. (a)(b)	61,744	674,862
Kona Grill, Inc. (a)(b)	43,155	573,530
La Quinta Holdings, Inc. (a)	326,056	3,765,947
Las Vegas Sands Corp.	1,448,641	72,736,265
Lindblad Expeditions Holdings (a)	89,178	837,381
Luby's, Inc. (a)	54,955	247,298
Marcus Corp.	82,737	1,952,593
Marriott Vacations Worldwide Corp. (b)	96,763	7,460,427
MGM Mirage, Inc. (a)	1,876,711	44,834,626
Monarch Casino & Resort, Inc. (a)	40,804	970,727
Morgans Hotel Group Co. (a)(b)	123,906	276,310
Nathan's Famous, Inc. (a)(b)	14,327	706,464
Noodles & Co. (a)(b)	86,399	565,049
Norwegian Cruise Line Holdings Ltd. (a)(b)	620,207	22,259,229
Panera Bread Co. Class A (a)(b)	90,362	19,622,108
Papa John's International, Inc.	110,401	8,261,307
Papa Murphy's Holdings, Inc. (a)(b)	43,281	258,388
Peak Resorts, Inc.	18,903	90,923
Penn National Gaming, Inc. (a)	303,894	4,309,217
Pinnacle Entertainment, Inc. (b)	246,572	2,968,727
Planet Fitness, Inc. (a)(b)	102,379	2,216,505
Popeyes Louisiana Kitchen, Inc. (a)	90,437	4,931,530
Potbelly Corp. (a)(b)	91,426	1,184,881
Rave Restaurant Group, Inc. (a)(b)	27,514	105,929
RCI Hospitality Holdings, Inc.	25,778	283,300
Red Lion Hotels Corp. (a)	67,680	442,627
Red Robin Gourmet Burgers, Inc. (a)	55,459	2,787,369
Red Rock Resorts, Inc. (b)	112,775	2,541,949
Ruby Tuesday, Inc. (a)(b)	246,313	748,792
Ruth's Hospitality Group, Inc.	146,679	2,194,318
Scientific Games Corp. Class A (a)(b)	205,270	1,693,478
SeaWorld Entertainment, Inc. (b)	261,360	3,400,294
Shake Shack, Inc. Class A (a)(b)	19,491	688,032
Six Flags Entertainment Corp.	341,847	16,671,878
Sonic Corp.	189,210	5,428,435
Speedway Motorsports, Inc.	53,351	954,449
Texas Roadhouse, Inc. Class A	249,188	11,031,553
The Cheesecake Factory, Inc. (b)	178,005	9,151,237
The ONE Group Hospitality, Inc. (a)	65	163
Town Sports International Holdings, Inc. (a)	75,993	221,140
Vail Resorts, Inc.	143,300	22,703,019
Wendy's Co.	845,883	8,619,548
Wingstop, Inc. (b)	62,871	1,904,363
Zoe's Kitchen, Inc. (a)(b)	76,269	2,076,805
		582,722,255
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	40,628	1,005,949
Beazer Homes U.S.A., Inc. (a)	105,042	1,181,723
CalAtlantic Group, Inc.	293,242	10,700,401
Cavco Industries, Inc. (a)	33,083	3,459,489
Century Communities, Inc. (a)(b)	61,123	1,203,512
Comstock Holding Companies, Inc. (a)(b)	5,354	9,744
CSS Industries, Inc.	31,927	813,181
Dixie Group, Inc. (a)	53,047	248,260
Emerson Radio Corp. (a)	24,397	20,737
Ethan Allen Interiors, Inc. (b)	103,531	3,464,147
Flexsteel Industries, Inc.	26,041	1,235,645
GoPro, Inc. Class A (a)(b)	310,956	4,555,505
Green Brick Partners, Inc. (a)(b)	103,995	825,720
Helen of Troy Ltd. (a)	111,555	10,077,879
Hooker Furniture Corp.	46,691	1,086,033
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	917,720
Installed Building Products, Inc. (a)	65,989	2,202,713
iRobot Corp. (a)(b)	110,858	4,418,800
KB Home (b)	324,721	5,098,120
Koss Corp. (a)	1,389	2,750
La-Z-Boy, Inc.	201,701	5,379,366
LGI Homes, Inc. (a)(b)	58,518	2,248,262
Libbey, Inc.	91,140	1,615,912
Lifetime Brands, Inc.	44,616	598,747
Live Ventures, Inc. (a)(b)	82,148	151,152
M.D.C. Holdings, Inc.	159,138	4,155,093
M/I Homes, Inc. (a)(b)	105,916	2,450,896
Meritage Homes Corp. (a)(b)	145,684	5,230,056
NACCO Industries, Inc. Class A	20,539	1,366,665
New Home Co. LLC (a)(b)	51,963	563,799
Nova LifeStyle, Inc. (a)(b)	55,913	54,605
NVR, Inc. (a)	14,464	24,397,875
Skullcandy, Inc. (a)	64,637	408,506
Skyline Corp. (a)	30,617	367,404
Stanley Furniture Co., Inc.	37,789	73,689
Taylor Morrison Home Corp. (a)(b)	122,495	2,160,812
Tempur Sealy International, Inc. (a)(b)	241,328	18,924,942
Toll Brothers, Inc. (a)	601,573	18,702,905
TopBuild Corp. (a)	151,526	5,170,067
TRI Pointe Homes, Inc. (a)	567,768	7,698,934
Tupperware Brands Corp. (b)	196,225	12,858,624
Turtle Beach Corp. (a)(b)	43,489	44,794
UCP, Inc. (a)(b)	26,900	227,036
Universal Electronics, Inc. (a)	57,624	4,265,905
Vuzix Corp. (a)(b)	48,058	425,313
WCI Communities, Inc. (a)	84,371	1,587,862
William Lyon Homes, Inc. (a)(b)	78,434	1,352,987
Zagg, Inc. (a)	108,836	791,238
		175,801,474
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	124,078	1,146,481
Blue Nile, Inc.	48,062	1,656,217
CafePress, Inc. (a)	18,875	56,248
CVSL, Inc. (a)(b)	44,389	44,389
Duluth Holdings, Inc. (b)	28,507	864,047
Etsy, Inc. (a)	67,695	911,175
EVINE Live, Inc. (a)	206,333	365,209
FTD Companies, Inc. (a)	73,961	1,738,084
Gaia, Inc. Class A (a)(b)	64,695	513,031
Groupon, Inc. Class A (a)(b)	1,654,663	8,819,354
HSN, Inc.	126,489	5,284,710
Lands' End, Inc. (a)(b)	66,814	1,175,926
Liberty Interactive Corp.:
(Venture Group) Series A (a)(b)	532,435	20,520,045
QVC Group Series A (a)	1,786,134	37,741,011
Liberty TripAdvisor Holdings, Inc. (a)	267,600	5,568,756
NutriSystem, Inc.	117,552	3,387,849
Overstock.com, Inc. (a)	65,819	1,014,271
PetMed Express, Inc. (b)	85,301	1,719,668
Shutterfly, Inc. (a)	134,013	6,730,133
U.S. Auto Parts Network, Inc. (a)	62,757	234,711
Wayfair LLC Class A (a)(b)	102,587	3,950,625
		103,441,940
Leisure Products - 0.4%
Arctic Cat, Inc. (b)	52,000	736,840
Black Diamond, Inc. (a)(b)	93,828	431,609
Brunswick Corp.	353,605	16,262,294
Callaway Golf Co.	372,106	4,249,451
Escalade, Inc.	33,614	407,738
JAKKS Pacific, Inc. (a)(b)	68,785	633,510
Johnson Outdoors, Inc. Class A	25,505	858,243
Malibu Boats, Inc. Class A (a)	77,034	1,054,595
Marine Products Corp.	22,297	198,666
MCBC Holdings, Inc. (a)	25,669	306,488
Nautilus, Inc. (a)	115,715	2,695,002
Polaris Industries, Inc. (b)	238,467	20,660,781
Smith & Wesson Holding Corp. (a)(b)	216,883	6,105,256
Sturm, Ruger & Co., Inc. (b)	75,410	4,621,879
Summer Infant, Inc. (a)	37,416	87,553
Vista Outdoor, Inc. (a)	244,633	9,741,286
		69,051,191
Media - 4.3%
A.H. Belo Corp. Class A	70,842	442,763
AMC Entertainment Holdings, Inc. Class A (b)	88,145	2,680,489
AMC Networks, Inc. Class A (a)	246,546	13,397,310
Ballantyne of Omaha, Inc. (a)	47,765	296,143
Beasley Broadcast Group, Inc. Class A	5,286	26,166
Cable One, Inc.	16,805	9,093,522
Carmike Cinemas, Inc. (a)	96,580	3,099,252
Central European Media Enterprises Ltd. Class A (a)(b)	317,479	749,250
Charter Communications, Inc. Class A (a)	858,405	220,790,294
Cinedigm Corp. (a)(b)	23,731	36,546
Cinemark Holdings, Inc.	419,978	16,232,150
Clear Channel Outdoor Holding, Inc. Class A	153,163	1,033,850
Cumulus Media, Inc. Class A (a)(b)	615,106	246,042
Daily Journal Corp. (a)	1,154	267,740
DISH Network Corp. Class A (a)(b)	896,318	45,022,053
E.W. Scripps Co. Class A (a)(b)	216,503	3,678,386
Emmis Communications Corp. Class A (a)	24,761	99,539
Entercom Communications Corp. Class A	101,674	1,393,951
Entravision Communication Corp. Class A	245,409	1,845,476
Gannett Co., Inc.	464,727	5,544,193
Global Eagle Entertainment, Inc. (a)(b)	194,871	1,621,327
Gray Television, Inc. (a)	271,029	3,043,656
Harte-Hanks, Inc.	205,404	332,754
Hemisphere Media Group, Inc. (a)(b)	52,967	706,050
Insignia Systems, Inc. (a)	22,896	51,058
John Wiley & Sons, Inc. Class A	190,072	11,048,885
Lee Enterprises, Inc. (a)(b)	197,525	551,095
Liberty Broadband Corp.:
Class A (a)	102,576	6,918,751
Class C (a)(b)	252,516	17,304,921
Liberty Global PLC:
Class A (a)	1,078,169	34,124,049
Class C (a)	2,651,167	81,735,479
LiLAC Class A (a)	216,463	6,089,115
LiLAC Class C (a)	447,500	12,780,600
Liberty Media Corp.:
Liberty Braves Class A (a)	47,693	801,719
Liberty Braves Class C (a)(b)	129,540	2,132,228
Liberty Media Class A (a)	107,303	2,296,284
Liberty Media Class C (a)(b)	184,265	3,917,474
Liberty SiriusXM Class A (a)	435,402	14,590,321
Liberty SiriusXM Class C (a)	723,872	24,054,267
Lions Gate Entertainment Corp. (b)	382,133	8,009,508
Live Nation Entertainment, Inc. (a)	584,332	15,613,351
Loral Space & Communications Ltd. (a)(b)	54,208	1,976,424
Media General, Inc. (a)	395,206	6,983,290
Meredith Corp.	145,774	7,731,853
MSG Network, Inc. Class A (a)(b)	258,815	4,524,086
National CineMedia, Inc.	248,587	3,716,376
New Media Investment Group, Inc.	159,578	2,550,056
Nexstar Broadcasting Group, Inc. Class A (b)	119,909	6,321,602
NTN Communications, Inc. (a)	21,179	136,605
Radio One, Inc. Class D (non-vtg.) (a)(b)	114,506	396,191
Reading International, Inc. Class A (a)	68,862	931,703
Regal Entertainment Group Class A (b)	370,161	7,914,042
RLJ Entertainment, Inc. (a)	112,606	249,985
Saga Communications, Inc. Class A	17,390	707,251
Salem Communications Corp. Class A	38,916	244,782
Scholastic Corp.	109,146	4,394,218
Sinclair Broadcast Group, Inc. Class A	272,321	7,755,702
Sirius XM Holdings, Inc. (a)(b)	8,053,565	33,341,759
Sizmek, Inc. (a)	87,375	338,141
Spanish Broadcasting System, Inc. Class A (a)	17,489	54,566
SPAR Group, Inc. (a)	211,168	202,721
Starz Series A (a)(b)	314,864	9,820,608
The Madison Square Garden Co. (a)	78,408	14,164,405
The McClatchy Co. Class A (a)	20,839	343,427
The New York Times Co. Class A	495,893	6,416,855
Time, Inc.	411,963	5,808,678
Townsquare Media, Inc. (a)	40,471	394,592
Tribune Media Co. Class A (b)	313,569	11,940,708
Tribune Publishing Co. (b)	85,886	1,455,768
World Wrestling Entertainment, Inc. Class A (b)	134,777	2,799,318
		717,313,719
Multiline Retail - 0.2%
Big Lots, Inc. (b)	175,342	8,647,867
Dillard's, Inc. Class A (b)	84,617	5,097,328
Fred's, Inc. Class A	137,632	1,556,618
Gordmans Stores, Inc. (a)(b)	35,393	42,118
JC Penney Corp., Inc. (a)(b)	1,225,224	11,553,862
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	127,178	3,232,865
Sears Holdings Corp. (a)(b)	204,931	2,821,900
The Bon-Ton Stores, Inc. (b)	46,249	79,086
Tuesday Morning Corp. (a)	176,292	1,175,868
		34,207,512
Specialty Retail - 2.0%
Aarons, Inc. Class A	262,012	6,382,612
Abercrombie & Fitch Co. Class A	263,658	4,677,293
America's Car Mart, Inc. (a)(b)	32,877	1,286,806
American Eagle Outfitters, Inc. (b)	658,419	12,207,088
Appliance Recycling Centers of America, Inc. (a)	2,967	3,204
Armstrong Flooring, Inc. (a)(b)	94,122	1,940,796
Asbury Automotive Group, Inc. (a)	87,283	4,688,843
Ascena Retail Group, Inc. (a)(b)	667,314	5,431,936
Barnes & Noble Education, Inc. (a)(b)	156,009	1,745,741
Barnes & Noble, Inc.	244,408	2,800,916
bebe stores, Inc. (a)(b)	123,042	93,795
Big 5 Sporting Goods Corp.	77,948	975,129
Boot Barn Holdings, Inc. (a)(b)	56,501	699,482
Build-A-Bear Workshop, Inc. (a)	62,129	720,696
Burlington Stores, Inc. (a)	283,281	23,008,083
Cabela's, Inc. Class A (a)	191,849	9,398,683
Caleres, Inc.	178,282	4,624,635
Chico's FAS, Inc.	524,152	6,646,247
Christopher & Banks Corp. (a)(b)	142,357	210,688
Citi Trends, Inc.	61,372	1,199,823
Conn's, Inc. (a)(b)	103,172	700,538
CST Brands, Inc.	298,491	14,270,855
Destination Maternity Corp. (b)	47,814	289,275
Destination XL Group, Inc. (a)(b)	165,015	764,019
DGSE Companies, Inc. (a)(b)	6,929	5,890
Dick's Sporting Goods, Inc.	354,265	20,759,929
DSW, Inc. Class A (b)	279,369	6,690,888
Express, Inc. (a)	275,944	3,264,418
Finish Line, Inc. Class A	173,876	4,185,195
Five Below, Inc. (a)(b)	215,507	9,602,992
Francesca's Holdings Corp. (a)(b)	164,101	2,239,979
GameStop Corp. Class A (b)	414,163	11,758,088
Genesco, Inc. (a)	84,905	6,167,499
GNC Holdings, Inc.	270,533	5,689,309
Group 1 Automotive, Inc.	85,754	5,088,642
Guess?, Inc.	255,962	4,256,648
Haverty Furniture Companies, Inc.	84,810	1,696,200
hhgregg, Inc. (a)(b)	51,212	106,521
Hibbett Sports, Inc. (a)(b)	91,692	3,518,222
Kirkland's, Inc. (a)	64,776	811,643
Lithia Motors, Inc. Class A (sub. vtg.)	95,038	7,866,295
Lumber Liquidators Holdings, Inc. (a)(b)	106,940	1,685,374
MarineMax, Inc. (a)(b)	99,484	1,972,768
Mattress Firm Holding Corp. (a)	86,288	5,518,118
Michaels Companies, Inc. (a)	414,286	9,926,293
Monro Muffler Brake, Inc.	127,335	7,182,967
Murphy U.S.A., Inc. (a)(b)	146,848	10,737,526
New York & Co., Inc. (a)	123,907	278,791
Office Depot, Inc.	1,972,155	7,257,530
Outerwall, Inc. (b)	68,950	3,582,642
Party City Holdco, Inc. (a)(b)	93,488	1,628,561
Penske Automotive Group, Inc. (b)	161,637	7,322,156
Perfumania Holdings, Inc. (a)	10,679	23,494
Pier 1 Imports, Inc. (b)	336,151	1,549,656
Rent-A-Center, Inc. (b)	212,997	2,602,823
Restoration Hardware Holdings, Inc. (a)(b)	146,817	4,952,137
Sally Beauty Holdings, Inc. (a)(b)	579,565	15,775,759
Sears Hometown & Outlet Stores, Inc. (a)	48,309	317,873
Select Comfort Corp. (a)(b)	185,514	4,869,743
Shoe Carnival, Inc. (b)	61,077	1,811,544
Sonic Automotive, Inc. Class A (sub. vtg.)	124,006	2,113,062
Sportsman's Warehouse Holdings, Inc. (a)(b)	125,349	1,284,827
Stage Stores, Inc. (b)	128,267	690,076
Stein Mart, Inc.	120,516	968,949
Tailored Brands, Inc.	188,760	2,487,857
Tandy Leather Factory, Inc. (a)	3,074	21,825
The Buckle, Inc. (b)	117,168	3,019,419
The Cato Corp. Class A (sub. vtg.)	104,360	3,577,461
The Children's Place Retail Stores, Inc.	75,157	6,117,780
The Container Store Group, Inc. (a)(b)	75,281	400,495
Tile Shop Holdings, Inc. (a)	116,826	1,816,644
Tilly's, Inc. (a)	41,468	362,430
Trans World Entertainment Corp. (a)	29,120	108,035
Vitamin Shoppe, Inc. (a)(b)	97,209	2,694,633
West Marine, Inc. (a)	56,548	521,938
Williams-Sonoma, Inc. (b)	326,124	17,167,167
Winmark Corp.	8,782	909,815
Zumiez, Inc. (a)(b)	83,973	1,402,349
		333,136,058
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	200,312	19,087,730
Charles & Colvard Ltd. (a)(b)	45,090	55,461
Cherokee, Inc. (a)(b)	35,722	402,230
Columbia Sportswear Co.	114,218	6,415,625
Crocs, Inc. (a)(b)	286,683	2,476,941
Crown Crafts, Inc.	2,227	22,315
Culp, Inc.	39,123	1,240,590
Deckers Outdoor Corp. (a)(b)	128,220	8,379,177
Delta Apparel, Inc. (a)	25,490	450,663
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	29,929
Fossil Group, Inc. (a)(b)	163,210	4,661,278
G-III Apparel Group Ltd. (a)(b)	157,609	4,975,716
Iconix Brand Group, Inc. (a)(b)	199,015	1,671,726
Joe's Jeans, Inc. (a)	5,767	31,257
Kate Spade & Co. (a)	503,135	9,388,499
Lakeland Industries, Inc. (a)(b)	24,535	242,160
lululemon athletica, Inc. (a)(b)	427,316	32,693,947
Movado Group, Inc.	67,327	1,528,323
Oxford Industries, Inc.	58,518	3,652,108
Perry Ellis International, Inc. (a)	47,883	892,539
Rocky Brands, Inc.	27,150	286,976
Sequential Brands Group, Inc. (a)(b)	137,015	998,839
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	525,395	12,772,352
Steven Madden Ltd. (a)(b)	225,428	7,910,269
Superior Uniform Group, Inc.	30,551	518,756
Unifi, Inc. (a)	63,053	1,641,270
Vera Bradley, Inc. (a)	79,526	1,189,709
Vince Holding Corp. (a)(b)	105,062	737,535
Wolverine World Wide, Inc. (b)	392,903	9,394,311
		133,748,231

TOTAL CONSUMER DISCRETIONARY		2,601,214,784

CONSUMER STAPLES - 3.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	37,223	6,798,781
Castle Brands, Inc. (a)(b)	356,392	313,661
Coca-Cola Bottling Co. Consolidated	18,708	2,811,812
Craft Brew Alliance, Inc. (a)(b)	39,325	780,601
Crystal Rock Holdings, Inc. (a)	4,384	3,420
MGP Ingredients, Inc. (b)	50,835	2,030,350
National Beverage Corp. (a)(b)	47,358	2,355,113
Primo Water Corp. (a)	90,903	1,052,657
REED'S, Inc. (a)(b)	29,216	104,885
		16,251,280
Food & Staples Retailing - 0.7%
Andersons, Inc.	107,145	3,959,008
Casey's General Stores, Inc.	155,783	20,455,866
Chefs' Warehouse Holdings (a)(b)	76,526	843,317
Ingles Markets, Inc. Class A	54,846	2,074,824
Manitowoc Foodservice, Inc. (a)(b)	541,625	8,736,411
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	36,760	453,986
Performance Food Group Co.	138,498	3,559,399
PriceSmart, Inc.	78,072	6,521,354
Rite Aid Corp. (a)	4,126,951	31,075,941
Smart & Final Stores, Inc. (a)	118,224	1,510,903
SpartanNash Co.	149,652	4,791,857
Sprouts Farmers Market LLC (a)(b)	559,719	12,610,469
SUPERVALU, Inc. (a)	1,071,750	5,873,190
United Natural Foods, Inc. (a)	199,702	9,106,411
Village Super Market, Inc. Class A	28,434	909,604
Weis Markets, Inc.	52,762	2,687,696
		115,170,236
Food Products - 1.9%
Alico, Inc.	12,666	355,661
Amplify Snack Brands, Inc. (a)(b)	116,149	1,966,403
Arcadia Biosciences, Inc. (a)(b)	26,228	56,915
B&G Foods, Inc. Class A	249,180	11,831,066
Blue Buffalo Pet Products, Inc. (a)(b)	305,527	7,876,486
Bunge Ltd.	554,288	35,419,003
Cal-Maine Foods, Inc. (b)	122,358	5,621,127
Calavo Growers, Inc. (b)	60,869	3,588,228
Coffee Holding Co., Inc. (a)(b)	18,940	108,526
Darling International, Inc. (a)	654,243	9,211,741
Dean Foods Co. (b)	361,867	6,227,731
Farmer Brothers Co. (a)(b)	26,512	848,914
Flowers Foods, Inc.	729,472	10,876,428
Fresh Del Monte Produce, Inc.	128,946	7,500,789
Freshpet, Inc. (a)(b)	71,794	754,555
Golden Enterprises Ltd.	2,595	30,932
Ingredion, Inc.	283,921	38,885,820
Inventure Foods, Inc. (a)(b)	76,402	740,335
J&J Snack Foods Corp.	62,301	7,600,722
John B. Sanfilippo & Son, Inc.	34,955	1,797,386
Lancaster Colony Corp.	78,046	10,499,528
Landec Corp. (a)	113,953	1,476,831
Lifeway Foods, Inc. (a)	18,911	234,496
Limoneira Co. (b)	41,637	691,591
Omega Protein Corp. (a)	88,937	2,242,102
Pilgrim's Pride Corp. (b)	254,353	5,870,467
Pinnacle Foods, Inc.	428,790	21,718,214
Post Holdings, Inc. (a)(b)	252,234	21,384,399
RiceBran Technologies (a)(b)	15,640	21,740
Rocky Mountain Chocolate Factory, Inc.	3,001	32,801
S&W Seed Co. (a)(b)	38,997	187,186
Sanderson Farms, Inc. (b)	79,326	7,633,541
Seaboard Corp. (a)(b)	1,110	3,590,850
Seneca Foods Corp. Class A (a)	27,383	807,799
Snyders-Lance, Inc.	317,950	11,236,353
The Hain Celestial Group, Inc. (a)(b)	410,414	15,082,715
Tootsie Roll Industries, Inc. (b)	91,681	3,492,129
TreeHouse Foods, Inc. (a)(b)	221,989	21,029,018
WhiteWave Foods Co. (a)	698,555	38,720,904
		317,251,432
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	175,636	4,259,173
Energizer Holdings, Inc.	245,342	12,124,802
HRG Group, Inc. (a)	484,365	7,832,182
Ocean Bio-Chem, Inc.	26,292	68,885
Oil-Dri Corp. of America	22,679	857,039
Orchids Paper Products Co. (b)	40,696	1,138,674
Spectrum Brands Holdings, Inc.	107,030	14,363,426
WD-40 Co. (b)	52,856	6,255,508
		46,899,689
Personal Products - 0.5%
Avon Products, Inc. (b)	1,724,409	9,829,131
CCA Industries, Inc. (a)	3,083	9,742
Coty, Inc. Class A (b)	277,523	7,479,245
Cyanotech Corp. (a)	3,808	14,547
DS Healthcare Group, Inc. (a)(b)	37,637	24,840
Edgewell Personal Care Co. (a)	233,311	18,667,213
Elizabeth Arden, Inc. (a)(b)	87,723	1,224,613
Herbalife Ltd. (a)(b)	256,634	15,590,516
Inter Parfums, Inc.	71,073	2,428,564
LifeVantage Corp. (a)(b)	58,439	716,462
Mannatech, Inc. (a)	4,519	76,416
MediFast, Inc.	43,073	1,583,794
MYOS Corp. (a)	849	1,426
Natural Alternatives International, Inc. (a)	20,104	204,257
Natural Health Trends Corp. (b)	26,106	839,047
Nature's Sunshine Products, Inc.	31,943	434,105
Nu Skin Enterprises, Inc. Class A	221,313	12,809,596
Nutraceutical International Corp. (a)	30,812	780,468
Reliv International, Inc. (a)	10,690	7,697
Revlon, Inc. (a)	50,358	1,822,456
Synutra International, Inc. (a)(b)	75,905	297,548
The Female Health Co. (a)(b)	72,631	95,147
United-Guardian, Inc.	6,016	90,360
USANA Health Sciences, Inc. (a)	20,491	2,801,939
		77,829,129
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	151,132	154,155
Alliance One International, Inc. (a)(b)	33,481	710,802
Turning Point Brands, Inc. (b)	14,496	187,433
Universal Corp. (b)	89,985	5,414,397
Vapor Corp. (a)	0	0
Vector Group Ltd. (b)	358,119	7,989,635
		14,456,422

TOTAL CONSUMER STAPLES		587,858,188

ENERGY - 3.7%
Energy Equipment & Services - 1.1%
Archrock, Inc.	277,159	3,054,292
Aspen Aerogels, Inc. (a)	85,012	417,409
Atwood Oceanics, Inc. (b)	225,864	1,784,326
Basic Energy Services, Inc. (a)(b)	165,287	61,321
Bristow Group, Inc.	142,536	1,626,336
Carbo Ceramics, Inc. (b)	78,033	977,753
Core Laboratories NV (b)	172,529	19,285,292
Dawson Geophysical Co. (a)(b)	84,323	607,969
Dril-Quip, Inc. (a)(b)	151,717	8,430,914
EcoStim Energy Solutions, Inc. (a)(b)	45,860	105,937
ENGlobal Corp. (a)	49,530	71,323
Ensco PLC Class A	1,200,296	9,110,247
Enservco Corp. (a)(b)	77,749	46,066
Era Group, Inc. (a)	75,717	551,977
Exterran Corp. (a)	145,808	2,060,267
Fairmount Santrol Holidings, Inc. (a)(b)	389,650	2,895,100
Forbes Energy Services Ltd. (a)(b)	27,033	4,193
Forum Energy Technologies, Inc. (a)(b)	265,515	4,665,099
Frank's International NV (b)	136,661	1,570,235
Geospace Technologies Corp. (a)(b)	53,804	950,717
Glori Energy, Inc. (a)(b)	55,391	11,134
Gulf Island Fabrication, Inc.	51,115	449,812
Gulfmark Offshore, Inc. Class A (a)(b)	96,074	206,559
Helix Energy Solutions Group, Inc. (a)	391,669	2,937,518
Hornbeck Offshore Services, Inc. (a)(b)	129,318	707,369
Independence Contract Drilling, Inc. (a)	107,526	541,931
ION Geophysical Corp. (a)	31,686	185,046
Matrix Service Co. (a)	116,892	2,161,333
McDermott International, Inc. (a)(b)	934,330	4,886,546
Mitcham Industries, Inc. (a)	40,926	111,319
Nabors Industries Ltd.	1,112,811	11,061,341
Natural Gas Services Group, Inc. (a)	52,753	1,247,081
Newpark Resources, Inc. (a)	341,641	2,411,985
Noble Corp. (b)	963,020	5,546,995
Oceaneering International, Inc. (b)	387,395	10,273,715
Oil States International, Inc. (a)	204,202	6,334,346
Parker Drilling Co. (a)	501,917	1,079,122
Patterson-UTI Energy, Inc.	575,269	11,211,993
PHI, Inc. (non-vtg.) (a)	46,438	865,140
Pioneer Energy Services Corp. (a)	267,695	891,424
Profire Energy, Inc. (a)	83,066	97,187
RigNet, Inc. (a)	52,479	662,285
Rowan Companies PLC (b)	497,855	6,203,273
RPC, Inc. (a)(b)	241,073	3,695,649
SAExploration Holdings, Inc.	35	382
SEACOR Holdings, Inc. (a)(b)	64,117	3,768,797
Superior Energy Services, Inc. (b)	594,961	10,013,194
Synthesis Energy Systems, Inc. (a)(b)	247,060	340,943
Tesco Corp. (b)	196,597	1,338,826
TETRA Technologies, Inc. (a)	361,693	2,188,243
Tidewater, Inc. (b)	190,894	624,223
U.S. Silica Holdings, Inc.	250,042	9,814,149
Unit Corp. (a)	206,703	3,532,554
Weatherford International Ltd. (a)(b)	3,550,616	19,421,870
Willbros Group, Inc. (a)	173,199	336,006
		183,436,063
Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp. (a)(b)	484,657	678,520
Adams Resources & Energy, Inc.	9,909	367,624
Aemetis, Inc. (a)(b)	44,295	68,657
Alon U.S.A. Energy, Inc.	137,548	1,125,143
Amyris, Inc. (a)(b)	207,691	83,180
Antero Resources Corp. (a)	532,155	13,601,882
Approach Resources, Inc. (a)(b)	134,203	445,554
Ardmore Shipping Corp.	112,503	812,272
Barnwell Industries, Inc. (a)	11,298	16,947
Bill Barrett Corp. (a)(b)	203,802	1,353,245
Bonanza Creek Energy, Inc. (a)(b)	166,099	169,421
California Resources Corp. (b)	154,271	1,531,911
Callon Petroleum Co. (a)	518,108	7,538,471
Carrizo Oil & Gas, Inc. (a)(b)	214,319	8,206,275
Centrus Energy Corp. Class A (a)(b)	22,164	76,466
Cheniere Energy, Inc. (a)(b)	934,683	40,097,901
Clayton Williams Energy, Inc. (a)(b)	22,909	1,445,787
Clean Energy Fuels Corp. (a)(b)	332,042	1,451,024
Cloud Peak Energy, Inc. (a)(b)	245,192	1,012,643
Cobalt International Energy, Inc. (a)(b)	1,318,997	1,582,796
Comstock Resources, Inc. (a)(b)	41,306	283,772
CONSOL Energy, Inc. (b)	906,197	16,529,033
Contango Oil & Gas Co. (a)	88,353	853,490
Continental Resources, Inc. (a)(b)	325,161	15,594,722
CVR Energy, Inc. (b)	67,664	987,218
Delek U.S. Holdings, Inc.	217,844	3,823,162
Denbury Resources, Inc. (b)	1,393,970	4,293,428
Diamondback Energy, Inc.	304,271	28,981,813
Earthstone Energy, Inc. (a)	37,892	369,068
Eclipse Resources Corp. (a)(b)	343,302	1,170,660
Energen Corp.	384,505	22,109,038
EP Energy Corp. (a)(b)	160,290	660,395
Evolution Petroleum Corp.	101,231	573,980
EXCO Resources, Inc. (a)(b)	720,767	735,182
FieldPoint Petroleum Corp. (a)	9,981	6,987
Gastar Exploration, Inc. (a)(b)	491,956	457,519
Gener8 Maritime, Inc. (a)(b)	65,202	326,662
Gevo, Inc. (a)(b)	295,415	174,295
Green Plains, Inc.	140,896	3,420,955
Gulfport Energy Corp. (a)	501,660	14,347,476
Halcon Resources Corp. (a)(b)	316,044	104,295
Hallador Energy Co. (b)	57,447	363,640
Harvest Natural Resources, Inc. (a)(b)	160,875	93,790
HollyFrontier Corp. (b)	700,603	18,131,606
Houston American Energy Corp. (a)	98,796	18,771
Isramco, Inc. (a)(b)	3,497	274,165
Jones Energy, Inc. (a)	213,625	591,741
Kosmos Energy Ltd. (a)(b)	576,404	3,579,469
Laredo Petroleum, Inc. (a)(b)	556,169	6,829,755
Lucas Energy, Inc. (a)(b)	1,012	3,684
Magellan Petroleum Corp. (a)(b)	20,946	115,203
Matador Resources Co. (a)(b)	340,287	7,809,587
Memorial Resource Development Corp. (a)	374,341	5,390,510
Mexco Energy Corp. (a)	2,119	8,370
Northern Oil & Gas, Inc. (a)(b)	216,184	700,436
Oasis Petroleum, Inc. (a)	713,014	6,759,373
Pacific Ethanol, Inc. (a)(b)	83,671	540,515
Panhandle Royalty Co. Class A	65,031	1,125,036
Par Pacific Holdings, Inc. (a)(b)	119,502	1,462,704
Par Pacific Holdings, Inc. rights 9/14/16 (a)(b)	119,502	4,661
Parsley Energy, Inc. Class A (a)	560,746	18,981,252
PBF Energy, Inc. Class A (b)	389,311	8,525,911
PDC Energy, Inc. (a)(b)	184,614	12,258,370
Pedevco Corp. (a)	61,846	14,225
Petroquest Energy, Inc. (a)(b)	55,392	178,916
PrimeEnergy Corp. (a)	4,530	267,587
QEP Resources, Inc.	941,003	17,973,157
Renewable Energy Group, Inc. (a)(b)	143,701	1,288,998
Resolute Energy Corp. (a)(b)	56,405	953,809
Rex American Resources Corp. (a)(b)	22,756	1,830,493
Rex Energy Corp. (a)(b)	201,679	116,974
Rice Energy, Inc. (a)	473,180	12,444,634
Ring Energy, Inc. (a)(b)	144,735	1,435,771
RSP Permian, Inc. (a)(b)	279,039	10,896,473
Sanchez Energy Corp. (a)(b)	233,482	2,005,610
SemGroup Corp. Class A (b)	206,605	6,425,416
SM Energy Co. (b)	334,081	12,654,988
Stone Energy Corp. (a)(b)	21,940	240,462
Synergy Resources Corp. (a)(b)	768,403	5,033,040
Syntroleum Corp. (a)(b)	21,880	0
Targa Resources Corp. (b)	637,345	27,775,495
Teekay Corp. (b)	187,969	1,359,016
Tengasco, Inc. (a)	73,015	75,936
Torchlight Energy Resources, Inc. (a)(b)	82,228	91,273
TransAtlantic Petroleum Ltd. (a)	79,564	58,082
Triangle Petroleum Corp. (a)(b)	288,021	64,920
U.S. Energy Corp. (a)	16,587	33,008
Uranium Energy Corp. (a)(b)	393,299	397,232
Uranium Resources, Inc. (a)(b)	22,822	35,146
VAALCO Energy, Inc. (a)	208,727	221,251
Vertex Energy, Inc. (a)(b)	54,529	68,707
W&T Offshore, Inc. (a)(b)	130,520	223,189
Western Refining, Inc.	316,867	7,972,374
Westmoreland Coal Co. (a)	66,816	512,479
Whiting Petroleum Corp. (a)(b)	1,093,784	7,973,685
World Fuel Services Corp.	281,779	12,561,708
WPX Energy, Inc. (a)	1,097,145	13,165,740
Yuma Energy, Inc. (a)(b)	106,091	24,401
Zion Oil & Gas, Inc. (a)(b)	112,487	157,482
		437,569,095

TOTAL ENERGY		621,005,158

FINANCIALS - 25.7%
Banks - 6.0%
1st Source Corp.	77,486	2,742,230
Access National Corp.	28,887	643,602
ACNB Corp.	12,934	351,805
Allegiance Bancshares, Inc. (a)(b)	19,115	501,769
American National Bankshares, Inc.	28,161	753,870
American River Bankshares (a)	8,231	84,121
Ameris Bancorp	119,006	4,143,789
AmeriServ Financial, Inc.	14,728	46,246
Ames National Corp.	27,281	742,589
Anchor Bancorp (a)	1,958	51,025
Arrow Financial Corp.	48,564	1,574,445
Associated Banc-Corp.	587,966	11,665,245
Atlantic Capital Bancshares, Inc. (a)(b)	38,283	589,941
Auburn National Bancorp., Inc.	3,534	101,072
Banc of California, Inc.	194,985	4,352,065
BancFirst Corp.	37,867	2,597,676
Bancorp, Inc., Delaware (a)(b)	154,431	955,928
BancorpSouth, Inc.	339,689	8,458,256
Bank of Hawaii Corp.	171,061	12,323,234
Bank of Marin Bancorp	20,882	1,017,371
Bank of South Carolina Corp.	10,268	176,404
Bank of the Ozarks, Inc. (b)	354,673	13,896,088
BankUnited, Inc.	404,173	12,994,162
Bankwell Financial Group, Inc.	9,668	216,853
Banner Corp.	91,935	4,070,882
Bar Harbor Bankshares	22,746	837,053
BBCN Bancorp, Inc.	506,731	8,715,773
BCB Bancorp, Inc.	9,297	101,709
Berkshire Hills Bancorp, Inc.	139,217	3,882,762
Blue Hills Bancorp, Inc.	123,079	1,815,415
BNC Bancorp	190,467	4,679,774
BOK Financial Corp. (b)	78,493	5,421,512
Boston Private Financial Holdings, Inc.	349,734	4,504,574
Bridge Bancorp, Inc.	44,084	1,314,144
Brookline Bancorp, Inc., Delaware	313,404	3,742,044
Bryn Mawr Bank Corp.	81,577	2,624,332
C & F Financial Corp.	11,407	484,912
California First National Bancorp (b)	1,545	23,175
Camden National Corp.	29,600	1,368,704
Capital Bank Financial Corp. Series A	100,294	3,140,205
Capital City Bank Group, Inc.	39,065	546,519
Cardinal Financial Corp.	145,520	3,907,212
Carolina Bank Holdings, Inc. (a)	2,222	43,662
Carolina Financial Corp. (b)	41,054	880,608
Cascade Bancorp (a)	114,458	689,037
Cathay General Bancorp	293,353	9,217,151
CB Financial Services, Inc.	38	855
Centerstate Banks of Florida, Inc.	204,586	3,678,456
Central Pacific Financial Corp.	129,311	3,309,068
Central Valley Community Bancorp (b)	14,885	228,634
Century Bancorp, Inc. Class A (non-vtg.)	7,814	342,878
Chemical Financial Corp. (b)	153,614	7,101,575
Chemung Financial Corp. (b)	11,097	326,030
CIT Group, Inc.	672,578	24,804,677
Citizens & Northern Corp.	49,346	1,066,861
Citizens Holding Co.	12,650	286,649
City Holding Co.	75,888	3,839,174
CNB Financial Corp., Pennsylvania	43,829	883,154
CoBiz, Inc.	148,931	1,955,464
Codorus Valley Bancorp, Inc.	25,431	529,219
Colony Bankcorp, Inc. (a)	4,518	44,276
Columbia Banking Systems, Inc.	240,255	7,938,025
Commerce Bancshares, Inc.	325,913	16,517,271
Community Bank System, Inc.	192,524	9,135,264
Community Bankers Trust Corp. (a)	391	2,131
Community Financial Corp.	16,726	381,353
Community Trust Bancorp, Inc.	70,790	2,609,319
CommunityOne Bancorp (a)(b)	68,676	925,752
ConnectOne Bancorp, Inc.	121,702	2,165,079
County Bancorp, Inc.	25,129	527,709
CU Bancorp (a)	46,679	1,129,632
Cullen/Frost Bankers, Inc.	211,509	15,419,006
Customers Bancorp, Inc. (a)	102,615	2,743,925
CVB Financial Corp. (b)	407,258	7,245,120
DNB Financial Corp.	1,770	45,578
Eagle Bancorp, Inc. (a)	122,015	6,315,496
East West Bancorp, Inc.	569,068	21,135,186
Eastern Virginia Bankshares, Inc.	8,987	69,290
Enterprise Bancorp, Inc.	22,504	558,774
Enterprise Financial Services Corp.	83,390	2,568,412
Evans Bancorp, Inc.	31	852
Farmers Capital Bank Corp.	28,648	856,575
Farmers National Banc Corp.	58,124	579,496
FCB Financial Holdings, Inc. Class A (a)	37,676	1,442,991
Fidelity Southern Corp.	83,813	1,504,443
Financial Institutions, Inc.	58,492	1,572,265
First Bancorp, North Carolina	85,693	1,718,145
First Bancorp, Puerto Rico (a)(b)	485,464	2,378,774
First Bancshares, Inc.	1,969	34,064
First Busey Corp.	130,538	3,048,062
First Business Finance Services, Inc.	37,553	855,457
First Citizen Bancshares, Inc.	37,193	10,596,658
First Commonwealth Financial Corp.	394,538	4,028,233
First Community Bancshares, Inc.	65,716	1,575,213
First Community Corp.	876	13,219
First Connecticut Bancorp, Inc.	52,765	924,443
First Financial Bancorp, Ohio	263,236	5,738,545
First Financial Bankshares, Inc.	269,377	9,864,586
First Financial Corp., Indiana	56,581	2,313,031
First Financial Northwest, Inc.	38,725	507,685
First Foundation, Inc. (a)	47,299	1,184,840
First Horizon National Corp.	891,488	13,711,085
First Internet Bancorp	16,086	383,651
First Interstate Bancsystem, Inc.	99,832	3,068,836
First Merchants Corp.	181,589	4,930,141
First Midwest Bancorp, Inc., Delaware	336,018	6,575,872
First NBC Bank Holding Co. (a)	63,027	823,133
First Northwest Bancorp (a)	359	4,724
First of Long Island Corp.	63,413	2,079,946
First Republic Bank	594,772	45,773,653
First South Bancorp, Inc., Virginia	39,689	388,952
First United Corp. (a)	14,602	152,737
Flushing Financial Corp.	128,655	2,983,509
FNB Corp., Pennsylvania	796,657	9,950,246
Franklin Financial Network, Inc. (a)	12,103	420,579
Fulton Financial Corp.	689,010	9,963,085
German American Bancorp, Inc.	56,168	2,070,352
Glacier Bancorp, Inc.	304,103	9,104,844
Glen Burnie Bancorp (b)	18,661	195,007
Great Southern Bancorp, Inc.	40,977	1,724,722
Great Western Bancorp, Inc.	232,011	7,944,057
Green Bancorp, Inc. (a)	38,324	390,905
Guaranty Bancorp	73,421	1,356,820
Hancock Holding Co.	305,718	9,975,578
Hanmi Financial Corp.	131,995	3,462,229
Heartland Financial U.S.A., Inc.	75,356	2,736,930
Heritage Commerce Corp.	85,535	982,797
Heritage Financial Corp., Washington	134,310	2,482,049
Heritage Oaks Bancorp	87,401	705,326
Hilltop Holdings, Inc. (a)	317,416	7,186,298
Home Bancshares, Inc. (b)	490,966	11,488,604
HomeTrust Bancshares, Inc. (a)	82,069	1,569,159
Horizon Bancorp Industries	36,474	1,021,637
Howard Bancorp, Inc. (a)(b)	18,478	233,192
IBERIABANK Corp.	134,083	9,220,888
Independent Bank Corp.	96,933	1,580,977
Independent Bank Corp., Massachusetts (b)	114,372	6,059,429
Independent Bank Group, Inc.	44,978	1,975,434
International Bancshares Corp.	239,742	7,108,350
Investar Holding Corp.	5,343	81,214
Investors Bancorp, Inc. (b)	1,386,741	16,987,577
Lakeland Bancorp, Inc.	153,891	2,100,612
Lakeland Financial Corp.	114,291	4,096,189
Landmark Bancorp, Inc.	37	965
LCNB Corp.	31,620	556,196
LegacyTexas Financial Group, Inc.	175,731	5,329,921
Live Oak Bancshares, Inc.	16,989	240,564
Macatawa Bank Corp.	68,107	529,872
MainSource Financial Group, Inc.	119,416	2,881,508
MB Financial, Inc.	255,130	9,995,993
MBT Financial Corp.	30,761	260,853
Mercantile Bank Corp.	64,338	1,724,258
Merchants Bancshares, Inc.	19,984	663,469
Middleburg Financial Corp. (b)	14,592	415,580
Middlefield Banc Corp.	60	1,960
Midsouth Bancorp, Inc.	31,992	324,079
MidWestOne Financial Group, Inc.	25,568	762,438
MutualFirst Financial, Inc. (b)	12,394	343,810
National Bank Holdings Corp.	138,299	3,310,878
National Bankshares, Inc. (b)	24,996	896,856
National Commerce Corp. (a)(b)	9,411	253,344
NBT Bancorp, Inc.	212,914	6,874,993
Nicolet Bankshares, Inc. (a)(b)	8,509	318,492
Northeast Bancorp	20,002	227,823
Northrim Bancorp, Inc.	23,983	616,363
Norwood Financial Corp.	3,693	106,358
OFG Bancorp (b)	177,904	1,940,933
Ohio Valley Banc Corp.	8,415	183,531
Old Line Bancshares, Inc.	17,374	336,013
Old National Bancorp, Indiana	554,982	7,858,545
Old Point Financial Corp.	2,505	49,474
Old Second Bancorp, Inc.	99,483	811,781
Opus Bank	75,669	2,642,361
Orrstown Financial Services, Inc.	21,236	433,002
Pacific Continental Corp.	73,899	1,219,334
Pacific Mercantile Bancorp (a)	39,140	300,595
Pacific Premier Bancorp, Inc. (a)	94,449	2,549,179
PacWest Bancorp (b)	446,933	19,356,668
Park National Corp.	55,853	5,342,339
Park Sterling Corp.	197,532	1,675,071
Patriot National Bancorp, Inc. (a)	1,402	18,296
Peapack-Gladstone Financial Corp.	58,745	1,173,725
Penns Woods Bancorp, Inc. (b)	16,004	707,057
People's Utah Bancorp	10,183	200,401
Peoples Bancorp of North Carolina	1,842	38,756
Peoples Bancorp, Inc.	77,625	1,845,146
Peoples Financial Corp., Mississippi (a)(b)	7,232	75,791
Peoples Financial Services Corp. (b)	25,706	988,139
Pinnacle Financial Partners, Inc.	156,051	8,846,531
Popular, Inc.	409,743	16,106,997
Porter Bancorp, Inc. (a)	3,733	6,122
Preferred Bank, Los Angeles	51,965	1,821,373
Premier Financial Bancorp, Inc.	10,929	182,733
PrivateBancorp, Inc.	310,510	14,267,935
Prosperity Bancshares, Inc.	252,804	14,023,038
QCR Holdings, Inc.	45,597	1,423,538
Renasant Corp.	168,010	5,955,955
Republic Bancorp, Inc., Kentucky Class A	38,600	1,235,586
Republic First Bancorp, Inc. (a)(b)	108,000	442,800
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	33,252
S&T Bancorp, Inc.	144,439	4,152,621
Sandy Spring Bancorp, Inc.	106,633	3,362,138
SB Financial Group, Inc.	532	6,650
Seacoast Banking Corp., Florida (a)	108,862	1,790,780
Select Bancorp, Inc. New (a)	98	786
ServisFirst Bancshares, Inc. (b)	90,170	4,725,810
Shore Bancshares, Inc.	32,593	379,057
Sierra Bancorp	42,347	771,986
Signature Bank (a)	210,675	25,704,457
Simmons First National Corp. Class A	120,251	6,035,398
South State Corp. (b)	100,884	7,666,175
Southern First Bancshares, Inc. (a)	2,506	71,020
Southern National Bancorp of Virginia, Inc.	34,117	423,733
Southside Bancshares, Inc.	105,091	3,452,239
Southwest Bancorp, Inc., Oklahoma	82,567	1,616,662
State Bank Financial Corp.	163,053	3,760,002
Sterling Bancorp (b)	474,473	8,469,343
Stock Yards Bancorp, Inc.	125,296	3,998,195
Stonegate Bank	63,728	2,074,984
Suffolk Bancorp	45,705	1,615,672
Summit Financial Group, Inc. (b)	5,785	112,403
Sun Bancorp, Inc.	33,728	770,348
SVB Financial Group (a)(b)	202,916	22,535,851
Synovus Financial Corp.	489,834	16,203,709
Talmer Bancorp, Inc. Class A	263,349	6,125,498
TCF Financial Corp.	665,732	9,752,974
Texas Capital Bancshares, Inc. (a)(b)	177,867	9,341,575
The First Bancorp, Inc.	33,022	743,325
Tompkins Financial Corp. (b)	56,854	4,203,216
TowneBank (b)	245,786	5,847,249
Trico Bancshares	98,612	2,666,468
TriState Capital Holdings, Inc. (a)	78,048	1,167,988
Triumph Bancorp, Inc. (a)	53,707	1,026,878
Trustmark Corp.	284,852	8,078,403
Two River Bancorp	1,393	16,423
UMB Financial Corp.	166,585	10,128,368
Umpqua Holdings Corp.	869,437	14,276,156
Union Bankshares Corp.	183,132	5,096,564
Union Bankshares, Inc. (b)	439	14,948
United Bancorp, Inc. (b)	41,665	419,983
United Bankshares, Inc., West Virginia	264,225	10,410,465
United Community Bank, Inc.	279,174	5,857,071
United Security Bancshares, Inc. (a)(b)	8,545	77,332
United Security Bancshares, California	8,605	53,781
Unity Bancorp, Inc.	4,482	58,221
Univest Corp. of Pennsylvania	112,802	2,632,799
Valley National Bancorp	883,354	8,524,366
Veritex Holdings, Inc. (a)	15,988	274,194
Village Bank & Trust Financial Corp. (a)	8,883	221,720
Washington Trust Bancorp, Inc.	63,697	2,684,829
WashingtonFirst Bankshares, Inc.	18,711	465,343
Webster Financial Corp. (b)	357,663	13,816,522
WesBanco, Inc.	159,292	5,213,627
West Bancorp., Inc.	62,916	1,235,041
Westamerica Bancorp. (b)	107,926	5,486,958
Westbury Bancorp, Inc. (a)	15,948	306,361
Western Alliance Bancorp. (a)	357,756	13,673,434
Wintrust Financial Corp.	203,528	11,312,086
Xenith Bankshares, Inc. (a)(b)	352,434	824,696
Yadkin Financial Corp.	171,195	4,468,190
Your Community Bankshares, Inc.	15,553	607,034
		992,147,814
Capital Markets - 1.5%
Arlington Asset Investment Corp.	94,735	1,409,657
Artisan Partners Asset Management, Inc.	157,249	4,112,061
Ashford, Inc. (a)	4,486	201,870
Associated Capital Group, Inc.	16,526	543,705
BGC Partners, Inc. Class A	711,931	6,243,635
Calamos Asset Management, Inc. Class A	66,235	462,983
Cohen & Steers, Inc.	80,763	3,402,545
Cowen Group, Inc. Class A (a)(b)	407,014	1,526,303
Diamond Hill Investment Group, Inc.	11,958	2,264,247
Eaton Vance Corp. (non-vtg.) (b)	440,721	17,642,062
Evercore Partners, Inc. Class A	153,945	7,888,142
FBR & Co.	29,224	412,935
Federated Investors, Inc. Class B (non-vtg.)	365,113	11,793,150
Fifth Street Asset Management, Inc. Class A (b)	29,106	178,129
Financial Engines, Inc. (b)	207,350	6,628,980
FXCM, Inc. Class A (a)(b)	23,887	222,866
Gain Capital Holdings, Inc.	100,645	647,147
GAMCO Investors, Inc. Class A	16,526	506,852
Greenhill & Co., Inc.	104,768	2,403,378
Houlihan Lokey	60,062	1,487,135
Institutional Financial Markets, Inc. (b)	16,813	19,167
Interactive Brokers Group, Inc.	223,841	8,031,415
INTL FCStone, Inc. (a)	64,346	2,317,743
Investment Technology Group, Inc.	132,967	2,045,032
Janus Capital Group, Inc.	551,167	8,195,853
KCG Holdings, Inc. Class A (a)	204,102	2,949,274
Ladenburg Thalmann Financial Services, Inc. (a)(b)	402,412	921,523
Lazard Ltd. Class A	511,240	18,931,217
LPL Financial (b)	300,351	8,929,435
Manning & Napier, Inc. Class A	54,262	416,732
Medley Management, Inc.	4,790	34,823
Moelis & Co. Class A	82,389	2,220,384
National Holdings Corp. (a)	3,483	11,180
NorthStar Asset Management Group, Inc. (b)	753,020	9,360,039
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	646,159
Piper Jaffray Companies (a)	58,498	2,596,141
PJT Partners, Inc. (b)	68,695	1,694,706
Pzena Investment Management, Inc.	54,513	423,021
Raymond James Financial, Inc.	498,305	28,986,402
Safeguard Scientifics, Inc. (a)(b)	85,673	1,207,989
SEI Investments Co.	538,518	24,825,680
Silvercrest Asset Management Group Class A	17,895	221,719
Stifel Financial Corp. (a)	265,623	10,452,265
TD Ameritrade Holding Corp. (b)	1,042,744	34,269,782
U.S. Global Investments, Inc. Class A (b)	36,632	71,799
Vector Capital Corp. rights (a)	49,572	1
Virtu Financial, Inc. Class A	86,087	1,404,079
Virtus Investment Partners, Inc. (b)	24,021	2,190,715
Waddell & Reed Financial, Inc. Class A (b)	320,106	5,953,972
Westwood Holdings Group, Inc.	31,636	1,583,382
WisdomTree Investments, Inc. (b)	438,808	4,607,484
Zais Group Holdings, Inc. (a)(b)	22,211	47,754
		255,544,649
Consumer Finance - 0.6%
Ally Financial, Inc.	1,743,250	34,934,730
Asta Funding, Inc. (a)	38,423	427,648
Atlanticus Holdings Corp. (a)	33,601	101,475
Cash America International, Inc.	98,033	4,267,376
Consumer Portfolio Services, Inc. (a)	62,243	239,013
Credit Acceptance Corp. (a)(b)	40,064	7,998,778
Emergent Capital, Inc. (a)(b)	97,592	368,898
Encore Capital Group, Inc. (a)(b)	94,324	2,033,625
Enova International, Inc. (a)(b)	106,637	1,022,649
EZCORP, Inc. (non-vtg.) Class A (a)(b)	207,953	2,152,314
First Cash Financial Services, Inc.	116,698	6,035,621
Green Dot Corp. Class A (a)(b)	176,690	4,099,208
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	301
LendingClub Corp. (a)(b)	823,288	4,453,988
Nelnet, Inc. Class A	76,738	2,716,525
Nicholas Financial, Inc. (a)	73,640	778,375
OneMain Holdings, Inc. (a)(b)	183,954	5,704,414
PRA Group, Inc. (a)(b)	185,843	5,943,259
Regional Management Corp. (a)(b)	42,651	922,115
Santander Consumer U.S.A. Holdings, Inc. (a)(b)	433,274	5,450,587
SLM Corp. (a)	1,691,486	12,542,369
World Acceptance Corp. (a)(b)	33,676	1,620,152
		103,813,420
Diversified Financial Services - 0.9%
A-Mark Precious Metals, Inc.	15,543	261,900
Bats Global Markets, Inc.	68,125	1,669,063
BBX Capital Corp. (a)(b)	42,087	834,585
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	325,737	22,374,875
FactSet Research Systems, Inc.	161,554	28,761,459
MarketAxess Holdings, Inc.	148,297	24,993,976
Marlin Business Services Corp.	34,930	656,684
Morningstar, Inc.	77,972	6,477,134
MSCI, Inc. Class A	342,591	30,874,301
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(b)	83,480	940,820
On Deck Capital, Inc. (a)(b)	154,311	976,789
PICO Holdings, Inc. (a)	92,014	1,013,994
Resource America, Inc. Class A	59,547	581,179
Senseonics Holdings, Inc. (b)	14,816	59,264
TheStreet.com, Inc.	85,257	98,046
Tiptree Financial, Inc.	128,445	701,310
Value Line, Inc.	13,155	234,422
Voya Financial, Inc.	806,699	23,587,879
		145,097,680
Insurance - 4.1%
1347 Property Insurance Holdings, Inc. (a)	6,993	42,867
Alleghany Corp. (a)	61,087	32,754,849
Allied World Assurance Co. Holdings AG	354,899	14,394,703
AMBAC Financial Group, Inc. (a)	175,979	3,192,259
American Equity Investment Life Holding Co.	325,177	5,729,619
American Financial Group, Inc.	279,027	20,968,879
American National Insurance Co.	37,691	4,403,063
Amerisafe, Inc.	78,864	4,732,629
AmTrust Financial Services, Inc. (b)	318,966	8,449,409
Arch Capital Group Ltd. (a)	484,920	39,249,425
Argo Group International Holdings, Ltd.	125,198	7,103,735
Aspen Insurance Holdings Ltd.	240,330	11,045,567
Assured Guaranty Ltd.	524,201	14,557,062
Atlas Financial Holdings, Inc. (a)	32,575	571,040
Axis Capital Holdings Ltd.	346,915	19,729,056
Baldwin & Lyons, Inc. Class B	33,745	851,724
Blue Capital Reinsurance Holdings Ltd.	23,939	416,539
Brown & Brown, Inc.	453,074	16,976,683
Citizens, Inc. Class A (a)(b)	175,321	1,907,492
CNA Financial Corp.	119,218	3,971,152
CNO Financial Group, Inc.	700,163	11,377,649
Crawford & Co. Class B	86,860	984,992
Donegal Group, Inc. Class A	26,385	424,535
eHealth, Inc. (a)	71,274	801,120
EMC Insurance Group	32,192	896,547
Employers Holdings, Inc.	127,011	3,870,025
Endurance Specialty Holdings Ltd.	244,245	16,083,533
Enstar Group Ltd. (a)	48,866	8,140,587
Erie Indemnity Co. Class A	99,704	10,172,799
Everest Re Group Ltd.	167,058	32,305,676
FBL Financial Group, Inc. Class A	42,270	2,794,892
Federated National Holding Co.	50,478	922,233
Fidelity & Guaranty Life (b)	51,449	1,224,486
First Acceptance Corp. (a)(b)	24,679	25,419
First American Financial Corp.	431,323	18,585,708
FNF Group	1,085,967	40,930,096
FNFV Group (a)(b)	291,196	3,753,516
Genworth Financial, Inc. Class A (a)(b)	1,987,957	9,403,037
Global Indemnity PLC (a)	37,631	1,085,654
Greenlight Capital Re, Ltd. (a)	129,165	2,770,589
Hallmark Financial Services, Inc. (a)	49,582	524,082
Hanover Insurance Group, Inc.	167,891	13,129,076
HCI Group, Inc.	36,061	1,146,379
Health Insurance Innovations, Inc. (a)	19,782	113,153
Heritage Insurance Holdings, Inc.	101,772	1,396,312
Horace Mann Educators Corp.	165,303	6,041,825
Independence Holding Co.	14,261	250,281
Infinity Property & Casualty Corp.	47,591	4,010,018
Investors Title Co.	4,573	448,428
James River Group Holdings Ltd.	61,127	2,233,581
Kemper Corp.	189,990	7,115,126
Maiden Holdings Ltd.	230,077	3,177,363
Markel Corp. (a)	55,421	51,603,047
MBIA, Inc. (a)	514,165	4,144,170
Mercury General Corp.	149,160	8,099,388
National General Holdings Corp.	240,723	5,486,077
National Interstate Corp.	58,411	1,900,110
National Western Life Group, Inc.	9,296	1,803,517
Navigators Group, Inc.	46,487	4,367,919
Old Republic International Corp.	929,303	17,870,497
OneBeacon Insurance Group Ltd.	95,214	1,348,230
Patriot National, Inc. (a)(b)	41,971	371,443
Primerica, Inc. (b)	184,560	10,507,001
ProAssurance Corp.	219,115	12,055,707
Reinsurance Group of America, Inc.	253,312	27,185,444
RenaissanceRe Holdings Ltd.	169,468	20,285,320
RLI Corp.	152,485	10,823,385
Safety Insurance Group, Inc.	61,249	4,069,996
Selective Insurance Group, Inc.	236,330	9,429,567
State Auto Financial Corp.	61,570	1,413,647
State National Companies, Inc.	127,071	1,292,312
Stewart Information Services Corp.	96,597	4,422,211
Third Point Reinsurance Ltd. (a)(b)	234,926	3,058,737
Trupanion, Inc. (a)(b)	56,168	844,205
United Fire Group, Inc.	86,133	3,721,807
United Insurance Holdings Corp.	70,937	1,117,258
Universal Insurance Holdings, Inc. (b)	126,851	3,143,368
Validus Holdings Ltd.	322,885	16,399,329
W.R. Berkley Corp.	382,602	22,715,081
White Mountains Insurance Group Ltd.	20,347	16,766,335
WMI Holdings Corp. (a)(b)	358,481	892,618
		684,324,195
Real Estate Investment Trusts - 10.9%
Acadia Realty Trust (SBI)	285,952	10,563,067
AG Mortgage Investment Trust, Inc.	118,038	1,867,361
Agree Realty Corp.	101,118	4,852,653
Alexanders, Inc.	15,826	6,805,338
Alexandria Real Estate Equities, Inc. (b)	309,689	34,093,662
Altisource Residential Corp. Class B	219,951	2,412,862
American Assets Trust, Inc.	166,766	7,387,734
American Campus Communities, Inc.	517,678	25,940,845
American Capital Agency Corp.	1,267,324	24,472,026
American Capital Mortgage Investment Corp.	201,392	3,434,741
American Farmland Co. (b)	38,789	236,225
American Homes 4 Rent Class A	690,080	15,092,050
Annaly Capital Management, Inc.	3,953,113	42,337,840
Anworth Mortgage Asset Corp.	522,696	2,555,983
Apollo Commercial Real Estate Finance, Inc.	231,008	3,765,430
Apollo Residential Mortgage, Inc.	129,369	1,764,593
Apple Hospitality (REIT), Inc.	608,219	11,933,257
Arbor Realty Trust, Inc.	168,473	1,312,405
Ares Commercial Real Estate Corp.	140,575	1,767,028
Armada Hoffler Properties, Inc.	127,324	1,754,525
Armour Residential REIT, Inc. (b)	139,393	3,100,100
Ashford Hospitality Prime, Inc.	103,173	1,600,213
Ashford Hospitality Trust, Inc.	336,029	2,342,122
Blackstone Mortgage Trust, Inc.	365,784	10,907,679
Bluerock Residential Growth (REIT), Inc.	67,533	904,942
Brandywine Realty Trust (SBI)	680,739	10,980,320
Brixmor Property Group, Inc.	1,022,162	29,192,947
BRT Realty Trust (a)	19,147	148,198
Camden Property Trust (SBI)	345,686	30,340,860
Capstead Mortgage Corp.	393,696	3,905,464
Care Capital Properties, Inc.	339,291	10,175,337
CareTrust (REIT), Inc.	223,185	3,316,529
CatchMark Timber Trust, Inc.	159,265	1,863,401
CBL & Associates Properties, Inc.	610,095	8,706,056
Cedar Shopping Centers, Inc.	355,338	2,689,909
Chambers Street Properties	1,641,861	15,893,214
Chatham Lodging Trust	157,059	3,255,833
Cherry Hill Mortgage Investment Corp.	38,323	633,096
Chesapeake Lodging Trust	243,680	6,208,966
Chimera Investment Corp.	733,609	12,097,212
CIM Commercial Trust Corp.	63,757	1,074,943
City Office (REIT), Inc.	87,937	1,139,664
Colony Financial, Inc.	440,537	8,136,718
Colony Starwood Homes (b)	154,481	4,788,911
Columbia Property Trust, Inc.	502,088	11,839,235
Communications Sales & Leasing, Inc. (b)	537,047	16,755,866
Community Healthcare Trust, Inc.	52,199	1,199,011
Condor Hospitality Trust, Inc.	1,649	2,952
CorEnergy Infrastructure Trust, Inc. (b)	50,531	1,486,622
Coresite Realty Corp.	134,748	10,513,039
Corporate Office Properties Trust (SBI)	370,773	10,574,446
Corrections Corp. of America	468,366	7,461,070
Cousins Properties, Inc.	779,408	8,589,076
CubeSmart	703,396	19,364,492
CyrusOne, Inc.	274,880	13,974,899
CYS Investments, Inc.	614,533	5,414,036
DCT Industrial Trust, Inc.	337,839	16,456,138
DDR Corp.	1,205,683	22,799,466
DiamondRock Hospitality Co.	792,286	8,390,309
Douglas Emmett, Inc.	554,766	20,837,011
Duke Realty LP	1,355,949	38,129,286
DuPont Fabros Technology, Inc.	291,351	12,353,282
Dynex Capital, Inc.	240,801	1,769,887
Easterly Government Properties, Inc.	99,770	1,944,517
EastGroup Properties, Inc.	128,486	9,428,303
Education Realty Trust, Inc.	290,128	13,145,700
Ellington Residential Mortgage REIT	28,927	391,672
Empire State Realty Trust, Inc.	479,804	10,301,392
EPR Properties	250,417	19,612,659
Equity Commonwealth (a)	496,261	15,528,007
Equity Lifestyle Properties, Inc.	318,842	24,719,820
Equity One, Inc.	359,753	11,166,733
Farmland Partners, Inc. (b)	43,759	509,792
FelCor Lodging Trust, Inc.	504,739	3,588,694
First Industrial Realty Trust, Inc.	450,817	12,970,005
First Potomac Realty Trust	233,279	2,349,120
Five Oaks Investment Corp. (b)	62,057	356,207
Forest City Realty Trust, Inc.	877,336	20,757,770
Forest City Realty Trust, Inc.	36	854
Four Corners Property Trust, Inc.	212,339	4,397,541
Franklin Street Properties Corp.	381,396	4,790,334
Gaming & Leisure Properties	747,352	25,566,912
Getty Realty Corp.	126,003	2,964,851
Gladstone Commercial Corp.	92,895	1,672,110
Gladstone Land Corp.	66,704	781,104
Global Net Lease, Inc.	686,319	5,696,448
Global Self Storage, Inc. (b)	70,475	381,270
Government Properties Income Trust (b)	282,991	6,593,690
Great Ajax Corp.	61,939	849,184
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	157,159	3,768,673
Healthcare Realty Trust, Inc.	450,361	15,789,657
Healthcare Trust of America, Inc.	540,587	18,239,405
Hersha Hospitality Trust	172,280	3,366,351
Highwoods Properties, Inc. (SBI)	377,036	19,997,989
Hospitality Properties Trust (SBI)	645,202	19,672,209
Hudson Pacific Properties, Inc.	421,814	14,118,115
Independence Realty Trust, Inc.	144,943	1,369,711
InfraReit, Inc.	97,930	1,850,877
Invesco Mortgage Capital, Inc.	445,772	7,016,451
Investors Real Estate Trust (b)	512,741	3,404,600
iStar Financial, Inc. (a)(b)	305,842	3,306,152
Jernigan Capital, Inc. (b)	21,999	356,164
Kilroy Realty Corp.	363,791	26,422,140
Kite Realty Group Trust	340,197	9,824,889
Ladder Capital Corp. Class A	193,300	2,567,024
Lamar Advertising Co. Class A (b)	325,092	20,262,984
LaSalle Hotel Properties (SBI) (b)	443,658	12,449,043
Lexington Corporate Properties Trust	838,578	9,048,257
Liberty Property Trust (SBI)	574,113	23,670,679
Life Storage, Inc.	183,982	16,558,380
LTC Properties, Inc.	158,061	8,206,527
Mack-Cali Realty Corp.	352,911	9,796,809
Medical Properties Trust, Inc.	945,051	14,430,929
MFA Financial, Inc.	1,498,641	11,569,509
Mid-America Apartment Communities, Inc.	299,971	28,194,274
Monmouth Real Estate Investment Corp. Class A	284,308	3,980,312
Monogram Residential Trust, Inc.	662,424	6,968,700
National Health Investors, Inc.	138,088	11,085,705
National Retail Properties, Inc.	571,115	28,612,862
National Storage Affiliates Trust	134,486	2,731,411
New Residential Investment Corp.	995,313	14,282,742
New Senior Investment Group, Inc.	345,071	4,275,430
New York (REIT), Inc.	657,005	6,346,668
New York Mortgage Trust, Inc. (b)	437,295	2,641,262
Newcastle Investment Corp.	278,628	1,295,620
NexPoint Residential Trust, Inc.	81,233	1,698,582
NorthStar Realty Europe Corp.	240,392	2,461,614
NorthStar Realty Finance Corp.	716,951	9,564,126
Omega Healthcare Investors, Inc. (b)	656,106	23,751,037
One Liberty Properties, Inc.	63,661	1,543,779
Orchid Island Capital, Inc. (b)	86,482	907,196
Outfront Media, Inc.	551,027	12,298,923
Owens Realty Mortgage, Inc.	33,263	565,471
Paramount Group, Inc.	668,794	12,038,292
Parkway Properties, Inc.	317,006	5,706,108
Pebblebrook Hotel Trust	282,919	8,498,887
Pennsylvania Real Estate Investment Trust (SBI)	276,601	6,939,919
PennyMac Mortgage Investment Trust	283,061	4,313,850
Physicians Realty Trust	531,481	11,379,008
Piedmont Office Realty Trust, Inc. Class A	594,361	12,844,141
Post Properties, Inc.	213,354	14,141,103
Potlatch Corp.	161,680	6,122,822
Power (REIT) (a)	1,227	8,589
Preferred Apartment Communities, Inc. Class A	97,537	1,349,912
PS Business Parks, Inc.	80,307	8,896,409
QTS Realty Trust, Inc. Class A	187,012	10,134,180
RAIT Financial Trust	327,689	1,028,943
Ramco-Gershenson Properties Trust (SBI)	325,713	6,328,604
Rayonier, Inc.	487,588	13,423,298
Redwood Trust, Inc.	316,716	4,687,397
Regency Centers Corp.	401,894	32,368,543
Resource Capital Corp.	135,278	1,795,139
Retail Opportunity Investments Corp.	419,911	9,368,214
Retail Properties America, Inc.	948,096	16,117,632
Rexford Industrial Realty, Inc.	267,097	5,964,276
RLJ Lodging Trust	489,499	11,424,907
Ryman Hospitality Properties, Inc.	200,472	10,817,469
Sabra Health Care REIT, Inc.	268,249	6,834,985
Saul Centers, Inc.	55,021	3,646,792
Select Income REIT	253,191	6,909,582
Senior Housing Properties Trust (SBI)	937,328	20,939,908
Seritage Growth Properties (b)	58,380	2,597,910
Silver Bay Realty Trust Corp.	154,607	2,942,171
Sotherly Hotels, Inc.	42,144	246,542
Spirit Realty Capital, Inc.	1,900,379	25,180,022
Stag Industrial, Inc.	268,190	6,659,158
Starwood Property Trust, Inc.	936,239	21,439,873
Store Capital Corp.	602,107	17,840,430
Summit Hotel Properties, Inc.	349,135	4,992,631
Sun Communities, Inc.	249,422	19,085,771
Sunstone Hotel Investors, Inc.	850,094	11,807,806
Tanger Factory Outlet Centers, Inc.	367,200	14,923,008
Taubman Centers, Inc.	238,132	18,495,712
Terreno Realty Corp.	186,940	5,002,514
The GEO Group, Inc. (b)	293,325	5,878,233
TIER REIT, Inc.	201,319	3,225,130
Two Harbors Investment Corp.	1,339,371	11,920,402
UMH Properties, Inc.	98,719	1,168,833
United Development Funding IV (b)	118,635	379,632
Universal Health Realty Income Trust (SBI)	56,799	3,498,250
Urban Edge Properties (b)	372,117	10,664,873
Urstadt Biddle Properties, Inc. Class A	138,313	3,141,088
VEREIT, Inc.	3,833,438	40,059,427
Washington REIT (SBI)	285,852	9,290,190
Weingarten Realty Investors (SBI)	456,453	18,828,686
Western Asset Mortgage Capital Corp.	177,449	1,877,410
Wheeler REIT, Inc.	17,690	31,134
Whitestone REIT Class B	100,173	1,451,507
WP Carey, Inc.	387,310	25,814,212
WP Glimcher, Inc.	739,443	10,159,947
Xenia Hotels & Resorts, Inc.	430,111	7,243,069
ZAIS Financial Corp.	23,731	327,488
		1,806,598,277
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	186,205	7,472,407
Altisource Portfolio Solutions SA (a)(b)	42,046	1,369,859
American Realty Investments, Inc. (a)	2,022	12,011
AV Homes, Inc. (a)(b)	44,054	668,299
Consolidated-Tomoka Land Co. (b)	23,055	1,215,690
Forestar Group, Inc. (a)(b)	135,057	1,694,965
FRP Holdings, Inc. (a)	24,947	839,716
Griffin Industrial Realty, Inc.	7,963	253,462
HFF, Inc.	136,624	3,662,889
Howard Hughes Corp. (a)	141,399	16,716,190
InterGroup Corp. (a)	845	21,049
J.W. Mays, Inc. (a)	15	720
Jones Lang LaSalle, Inc.	179,035	20,902,336
Kennedy-Wilson Holdings, Inc.	366,476	8,084,461
Marcus & Millichap, Inc. (a)	56,466	1,470,939
Maui Land & Pineapple, Inc. (a)	17,943	134,393
RE/MAX Holdings, Inc.	73,146	3,045,799
Realogy Holdings Corp.	577,716	15,505,897
Tejon Ranch Co. (a)(b)	57,888	1,374,261
The RMR Group, Inc.	29,502	1,137,302
The St. Joe Co. (a)(b)	301,233	5,690,291
Transcontinental Realty Investors, Inc. (a)	1,510	16,625
		91,289,561
Thrifts & Mortgage Finance - 1.1%
ASB Bancorp, Inc. (a)	23	598
Astoria Financial Corp.	372,413	5,697,919
Atlantic Coast Financial Corp. (a)	8,654	58,241
Bank Mutual Corp.	163,696	1,276,829
BankFinancial Corp.	75,843	935,903
Bear State Financial, Inc. (b)	45,612	426,928
Beneficial Bancorp, Inc.	357,084	5,384,827
BofI Holding, Inc. (a)(b)	228,563	4,914,105
BSB Bancorp, Inc. (a)(b)	29,828	721,838
Capitol Federal Financial, Inc.	520,908	7,490,657
Charter Financial Corp.	62,615	823,387
Chicopee Bancorp, Inc.	13,096	238,216
Citizens Community Bancorp, Inc.	2,013	20,452
Clifton Bancorp, Inc.	102,761	1,526,001
Dime Community Bancshares, Inc.	144,735	2,556,020
Elmira Savings Bank	185	3,580
Entegra Financial Corp. (a)	1,687	29,978
ESSA Bancorp, Inc.	32,482	446,628
Essent Group Ltd. (a)	268,074	7,125,407
EverBank Financial Corp.	316,215	6,068,166
Farmer Mac Class C (non-vtg.)	37,651	1,542,938
First Capital, Inc.	12,982	396,081
First Clover Leaf Financial Corp.	10,566	132,075
First Defiance Financial Corp.	37,888	1,723,525
Flagstar Bancorp, Inc. (a)	87,156	2,447,340
Greene County Bancorp, Inc. (b)	2,032	33,630
Hamilton Bancorp, Inc. (a)	69	949
Hingham Institution for Savings	4,840	628,813
HMN Financial, Inc. (a)	3,871	55,239
Home Bancorp, Inc.	15,826	456,422
Home Federal Bancorp, Inc.	31	721
HomeStreet, Inc. (a)	92,903	2,421,052
HopFed Bancorp, Inc.	18,100	206,702
Impac Mortgage Holdings, Inc. (a)(b)	31,836	530,388
Kearny Financial Corp.	87,984	1,204,501
Lake Sunapee Bank Group	22,754	407,752
Lendingtree, Inc. (a)(b)	27,564	2,673,708
Malvern Bancorp, Inc. (a)	2,719	44,592
Meridian Bancorp, Inc.	222,216	3,471,014
Meta Financial Group, Inc.	29,775	1,832,651
MGIC Investment Corp. (a)	1,334,190	10,793,597
Nationstar Mortgage Holdings, Inc. (a)(b)	148,405	2,356,671
New York Community Bancorp, Inc. (b)	1,908,869	28,843,011
NMI Holdings, Inc. (a)	221,803	1,761,116
Northfield Bancorp, Inc.	188,014	2,987,542
Northwest Bancshares, Inc. (b)	418,907	6,501,437
Ocean Shore Holding Co.	5,982	137,586
OceanFirst Financial Corp.	85,711	1,698,792
Ocwen Financial Corp. (a)(b)	404,490	1,439,984
Oritani Financial Corp.	165,696	2,662,735
PB Bancorp, Inc.	7,070	60,731
PennyMac Financial Services, Inc. (a)	84,716	1,402,050
PHH Corp. (a)	172,202	2,634,691
Poage Bankshares, Inc. (b)	6,654	124,097
Provident Bancorp, Inc. (a)	5,687	89,798
Provident Financial Holdings, Inc.	21,795	416,285
Provident Financial Services, Inc.	240,192	5,180,941
Prudential Bancorp, Inc.	917	13,553
Radian Group, Inc.	839,492	11,509,435
Riverview Bancorp, Inc.	30,435	160,392
Security National Financial Corp. Class A	36,865	210,131
SI Financial Group, Inc.	23,177	312,194
Southern Missouri Bancorp, Inc. (b)	20,482	502,219
Stonegate Mortgage Corp. (a)(b)	75,820	313,137
Territorial Bancorp, Inc.	30,643	875,164
TFS Financial Corp.	336,100	6,096,854
Timberland Bancorp, Inc.	12,774	194,420
Trustco Bank Corp., New York	406,365	2,901,446
United Community Bancorp, Inc.	1,461	21,915
United Community Financial Corp.	251,020	1,634,140
United Financial Bancorp, Inc. New	209,182	2,926,456
Walker & Dunlop, Inc. (a)	115,568	3,062,552
Walter Investment Management Corp. (a)(b)	145,755	550,954
Washington Federal, Inc.	363,184	9,624,376
Waterstone Financial, Inc.	133,580	2,257,502
Westfield Financial, Inc.	94,628	716,334
WSFS Financial Corp.	112,419	4,373,099
		183,303,110

TOTAL FINANCIALS		4,262,118,706

HEALTH CARE - 11.8%
Biotechnology - 4.1%
Abeona Therapeutics, Inc. (a)(b)	23,983	97,371
ACADIA Pharmaceuticals, Inc. (a)(b)	354,454	11,388,607
Acceleron Pharma, Inc. (a)(b)	130,558	3,918,046
Achillion Pharmaceuticals, Inc. (a)(b)	464,020	3,832,805
Acorda Therapeutics, Inc. (a)(b)	186,337	4,486,995
Actinium Pharmaceuticals, Inc. (a)(b)	112,631	202,736
Adamas Pharmaceuticals, Inc. (a)(b)	61,583	841,840
Aduro Biotech, Inc. (a)(b)	30,933	435,846
Advaxis, Inc. (a)(b)	106,528	1,228,268
Adverum Biotechnologies, Inc. (a)	64,927	232,439
Aegerion Pharmaceuticals, Inc. (a)(b)	123,636	201,527
Agenus, Inc. (a)(b)	287,362	1,778,771
Agios Pharmaceuticals, Inc. (a)(b)	106,402	3,919,850
Aimmune Therapeutics, Inc. (a)(b)	43,927	648,802
Akebia Therapeutics, Inc. (a)(b)	129,131	1,049,835
Alder Biopharmaceuticals, Inc. (a)(b)	175,508	5,786,499
Aldeyra Therapeutics, Inc. (a)(b)	22,558	125,197
Alkermes PLC (a)	599,823	26,254,253
Alnylam Pharmaceuticals, Inc. (a)(b)	295,715	20,655,693
AMAG Pharmaceuticals, Inc. (a)(b)	138,328	3,296,356
Amicus Therapeutics, Inc. (a)(b)	564,196	3,774,471
AmpliPhi Biosciences Corp. (a)(b)	17,690	29,896
Anavex Life Sciences Corp. (a)(b)	128,061	391,867
Anthera Pharmaceuticals, Inc. (a)(b)	160,431	462,041
Applied Genetic Technologies Corp. (a)	47,677	609,312
Aptevo Therapeutics, Inc. (a)	62,747	170,672
Aquinox Pharmaceuticals, Inc. (a)(b)	43,509	462,066
ARCA Biopharma, Inc. (a)	7,333	20,532
Ardelyx, Inc. (a)(b)	75,570	753,433
Arena Pharmaceuticals, Inc. (a)(b)	996,716	1,544,910
Argos Therapeutics, Inc. (a)(b)	95,222	471,349
ARIAD Pharmaceuticals, Inc. (a)(b)	748,579	7,740,307
ArQule, Inc. (a)	223,720	331,106
Array BioPharma, Inc. (a)(b)	514,508	1,764,762
Arrowhead Pharmaceuticals, Inc. (a)(b)	241,140	1,671,100
Asterias Biotherapeutics, Inc. (b)	52,700	147,033
Atara Biotherapeutics, Inc. (a)(b)	69,137	1,350,937
Athersys, Inc. (a)(b)	318,191	607,745
aTyr Pharma, Inc. (a)(b)	24,717	72,174
AVEO Pharmaceuticals, Inc. (a)(b)	226,280	210,418
Aviragen Therapeutics, Inc. (a)	114,179	151,858
Bellicum Pharmaceuticals, Inc. (a)(b)	31,753	546,787
Biocept, Inc. (a)(b)	60,358	34,706
BioCryst Pharmaceuticals, Inc. (a)(b)	290,153	1,192,529
BioMarin Pharmaceutical, Inc. (a)	677,889	63,646,998
Biospecifics Technologies Corp. (a)	20,059	733,959
BioTime, Inc. (a)(b)	232,753	684,294
bluebird bio, Inc. (a)(b)	147,441	7,274,739
Blueprint Medicines Corp. (a)(b)	38,260	1,066,689
BrainStorm Cell Therpeutic, Inc. (a)(b)	45,873	109,636
Calithera Biosciences, Inc. (a)(b)	45,374	140,659
Cancer Genetics, Inc. (a)(b)	27,876	56,310
Capricor Therapeutics, Inc. (a)(b)	40,820	145,319
Cara Therapeutics, Inc. (a)(b)	63,234	342,728
CareDx, Inc. (a)	9,326	43,459
Cascadian Therapeutics, Inc. (a)(b)	371,190	426,869
CASI Pharmaceuticals, Inc. (a)(b)	37,512	42,389
Catabasis Pharmaceuticals, Inc. (a)(b)	25,262	126,057
Catalyst Biosciences, Inc. (a)	21,490	25,788
Catalyst Pharmaceutical Partners, Inc. (a)(b)	334,134	334,134
Cel-Sci Corp. (a)(b)	339,496	161,125
Celldex Therapeutics, Inc. (a)(b)	388,495	1,289,803
Cellectar Biosciences, Inc. (a)(b)	4,485	9,822
Cellular Biomedicine Group, Inc. (a)(b)	29,329	409,726
Celsion Corp. (a)(b)	60,020	73,825
Cepheid, Inc. (a)	288,925	9,915,906
Cerulean Pharma, Inc. (a)(b)	48,961	49,940
ChemoCentryx, Inc. (a)(b)	80,697	403,485
Chiasma, Inc. (a)(b)	30,058	74,243
Chimerix, Inc. (a)	158,434	762,068
Cidara Therapeutics, Inc. (a)	17,313	200,311
Cleveland Biolabs, Inc. (a)(b)	10,000	18,600
Clovis Oncology, Inc. (a)(b)	133,198	3,299,314
Coherus BioSciences, Inc. (a)(b)	113,753	3,386,427
Colucid Pharmaceuticals, Inc. (a)(b)	21,348	219,244
Conatus Pharmaceuticals, Inc. (a)(b)	52,030	94,174
Concert Pharmaceuticals, Inc. (a)	59,495	578,291
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	107,473	439,565
CorMedix, Inc. (a)(b)	133,434	262,865
Corvus Pharmaceuticals, Inc.	6,210	84,767
CTI BioPharma Corp. (a)(b)	813,794	319,821
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)	448,089	788,637
Cyclacel Pharmaceuticals, Inc.	5,709	32,370
Cytokinetics, Inc. (a)(b)	154,408	1,863,705
CytomX Therapeutics, Inc. (a)	29,265	343,278
Cytori Therapeutics, Inc. (a)(b)	42,766	86,815
CytRx Corp. (a)(b)	205,144	115,229
Dicerna Pharmaceuticals, Inc. (a)(b)	54,393	171,338
Dimension Therapeutics, Inc. (b)	35,891	213,193
Dyax Corp. rights 12/31/19 (a)	559,523	1,354,046
Dynavax Technologies Corp. (a)(b)	148,743	2,329,315
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	2,149,925
Edge Therapeutics, Inc. (a)(b)	37,290	331,508
Editas Medicine, Inc.	25,067	421,627
Eiger Biopharmaceuticals, Inc. (a)	4,545	67,811
Eleven Biotherapeutics, Inc. (a)(b)	33,461	163,290
Emergent BioSolutions, Inc. (a)(b)	125,496	3,344,468
Enanta Pharmaceuticals, Inc. (a)(b)	52,541	1,155,377
Epizyme, Inc. (a)(b)	159,310	1,164,556
Esperion Therapeutics, Inc. (a)(b)	57,634	620,718
Exact Sciences Corp. (a)(b)	426,265	7,873,115
Exelixis, Inc. (a)	835,008	9,310,339
Fate Therapeutics, Inc. (a)	72,909	189,563
Fibrocell Science, Inc. (a)(b)	125,506	120,486
FibroGen, Inc. (a)	201,825	3,493,591
Five Prime Therapeutics, Inc. (a)	101,016	4,442,684
Flexion Therapeutics, Inc. (a)(b)	83,358	1,390,411
Fortress Biotech, Inc. (a)(b)	160,408	437,914
Foundation Medicine, Inc. (a)(b)	49,011	1,005,706
Galectin Therapeutics, Inc. (a)(b)	80,065	137,712
Galena Biopharma, Inc. (a)(b)	729,583	294,970
Genocea Biosciences, Inc. (a)(b)	72,934	390,926
Genomic Health, Inc. (a)	71,549	1,893,902
GenVec, Inc. (a)(b)	142,471	74,227
Geron Corp. (a)(b)	617,419	1,660,857
Global Blood Therapeutics, Inc. (a)(b)	74,342	1,263,071
GlycoMimetics, Inc. (a)	53,443	396,013
GTx, Inc. (a)(b)	309,343	173,232
Halozyme Therapeutics, Inc. (a)(b)	431,037	4,224,163
Harvard Apparatus (a)(b)	22,493	22,493
Heat Biologics, Inc. (a)(b)	18,898	26,646
Hemispherx Biopharma, Inc. (a)(b)	63,933	93,342
Heron Therapeutics, Inc. (a)(b)	124,371	2,313,301
Histogenics Corp. (a)	270	840
iBio, Inc. (a)(b)	302,306	186,795
Idera Pharmaceuticals, Inc. (a)(b)	391,572	747,903
Ignyta, Inc. (a)	126,561	697,351
Immucell Corp. (a)	6,741	47,794
Immune Design Corp. (a)(b)	28,510	200,996
Immune Pharmaceuticals, Inc. (a)(b)	99,919	31,984
ImmunoCellular Therapeutics Ltd. (a)(b)	397,924	60,882
ImmunoGen, Inc. (a)(b)	353,362	992,947
Immunomedics, Inc. (a)(b)	350,472	970,807
Incyte Corp. (a)	678,133	54,996,586
Infinity Pharmaceuticals, Inc. (a)	177,419	269,677
Inotek Pharmaceuticals Corp. (a)(b)	52,560	373,176
Inovio Pharmaceuticals, Inc. (a)(b)	277,501	2,544,684
Insmed, Inc. (a)	258,127	3,342,745
Insys Therapeutics, Inc. (a)(b)	94,099	1,342,793
Intellia Therapeutics, Inc. (a)(b)	29,836	580,310
Intercept Pharmaceuticals, Inc. (a)(b)	69,561	10,316,592
Intrexon Corp. (a)(b)	199,756	5,041,841
Invitae Corp. (a)(b)	47,105	369,774
Ionis Pharmaceuticals, Inc. (a)(b)	480,840	14,256,906
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	516,056	6,884,187
IsoRay, Inc. (a)(b)	212,731	159,548
Juno Therapeutics, Inc. (a)(b)	292,034	8,638,366
Karyopharm Therapeutics, Inc. (a)(b)	75,665	752,867
Keryx Biopharmaceuticals, Inc. (a)(b)	415,700	1,704,370
Kindred Biosciences, Inc. (a)	44,644	185,273
Kite Pharma, Inc. (a)(b)	172,731	9,952,760
La Jolla Pharmaceutical Co. (a)(b)	54,204	886,235
Lexicon Pharmaceuticals, Inc. (a)(b)	180,936	2,511,392
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	75,060	7,754,449
General CVR	26,087	783
Glucagon CVR (a)	26,087	913
rights (a)	26,087	130
TR Beta CVR	26,087	548
Lion Biotechnologies, Inc. (a)(b)	189,227	1,506,247
Loxo Oncology, Inc. (a)(b)	45,802	1,261,387
Lpath, Inc. (a)(b)	4,476	10,519
Macrogenics, Inc. (a)	116,859	3,483,567
Madrigal Pharmaceuticals, Inc. (a)(b)	12,780	146,842
MannKind Corp. (a)(b)	1,243,115	995,735
Mast Therapeutics, Inc. (a)(b)	865,921	379,966
Medgenics, Inc. (a)(b)	125,878	704,917
MediciNova, Inc. (a)(b)	111,867	658,897
Medivation, Inc. (a)	653,215	52,623,000
MEI Pharma, Inc. (a)	92,428	165,446
Merrimack Pharmaceuticals, Inc. (a)(b)	470,699	2,174,629
MiMedx Group, Inc. (a)(b)	388,744	2,814,507
Minerva Neurosciences, Inc. (a)(b)	59,757	730,231
Mirati Therapeutics, Inc. (a)	59,736	301,667
Momenta Pharmaceuticals, Inc. (a)	252,110	3,030,362
Myriad Genetics, Inc. (a)	277,288	5,645,584
NanoViricides, Inc. (a)(b)	143,363	216,478
NantKwest, Inc. (a)(b)	35,665	288,530
Natera, Inc. (a)(b)	49,676	494,276
Navidea Biopharmaceuticals, Inc. (a)(b)	571,658	171,497
Neothetics, Inc. (a)(b)	19,486	18,933
Neuralstem, Inc. (a)(b)	348,690	98,331
Neurocrine Biosciences, Inc. (a)	315,654	15,296,593
NewLink Genetics Corp. (a)(b)	83,730	852,371
Nivalis Therapeutics, Inc. (a)(b)	23,438	149,769
Northwest Biotherapeutics, Inc. (a)(b)	158,536	53,189
Novavax, Inc. (a)(b)	1,083,598	7,411,810
Ohr Pharmaceutical, Inc. (a)(b)	106,178	303,669
OncoCyte Corp. (a)	11,637	44,802
OncoGenex Pharmaceuticals, Inc. (a)(b)	89,591	48,379
OncoMed Pharmaceuticals, Inc. (a)(b)	79,764	796,842
Onconova Therapeutics, Inc. (a)(b)	3,480	11,275
OncoSec Medical, Inc. (a)(b)	52,231	88,793
Opexa Therapeutics, Inc. (a)(b)	35,198	146,424
OpGen, Inc. (a)(b)	41,093	65,749
Ophthotech Corp. (a)(b)	113,434	5,990,450
Opko Health, Inc. (a)(b)	1,272,489	11,579,650
Oragenics, Inc. (a)(b)	79,968	55,178
Organovo Holdings, Inc. (a)(b)	351,453	1,356,609
Osiris Therapeutics, Inc. (b)	68,230	341,832
Otonomy, Inc. (a)(b)	93,368	1,535,904
OvaScience, Inc. (a)	122,113	743,668
OXiGENE, Inc. (a)(b)	55,832	36,849
Palatin Technologies, Inc. (a)(b)	163,845	83,561
PDL BioPharma, Inc.	640,799	1,864,725
Peregrine Pharmaceuticals, Inc. (a)(b)	744,971	269,680
Pfenex, Inc. (a)	65,771	475,524
PharmAthene, Inc. (a)(b)	248,162	645,221
Portola Pharmaceuticals, Inc. (a)(b)	225,364	4,588,411
Progenics Pharmaceuticals, Inc. (a)(b)	265,763	1,668,992
Proteon Therapeutics, Inc. (a)(b)	24,275	214,106
Proteostasis Therapeutics, Inc. (b)	28,222	403,857
Prothena Corp. PLC (a)(b)	137,563	6,875,399
PTC Therapeutics, Inc. (a)(b)	120,980	993,246
Puma Biotechnology, Inc. (a)(b)	87,751	5,190,472
Radius Health, Inc. (a)(b)	136,345	7,477,160
Raptor Pharmaceutical Corp.(a)(b)	347,180	2,586,491
Recro Pharma, Inc. (a)	17,166	163,249
REGENXBIO, Inc. (a)(b)	30,118	352,682
Regulus Therapeutics, Inc. (a)(b)	105,785	335,338
Repligen Corp. (a)(b)	138,898	4,304,449
Retrophin, Inc. (a)(b)	129,635	2,076,753
Rexahn Pharmaceuticals, Inc. (a)(b)	663,874	166,632
Rigel Pharmaceuticals, Inc. (a)	366,630	1,235,543
RXi Pharmaceuticals Corp. (a)(b)	26,638	60,468
Sage Therapeutics, Inc. (a)(b)	66,847	2,484,703
Sangamo Biosciences, Inc. (a)(b)	280,976	1,205,387
Sarepta Therapeutics, Inc. (a)(b)	167,345	4,362,684
Seattle Genetics, Inc. (a)(b)	428,944	19,109,455
Seres Therapeutics, Inc. (a)(b)	31,236	327,041
Sorrento Therapeutics, Inc. (a)(b)	98,249	654,338
Spark Therapeutics, Inc. (a)(b)	86,371	4,886,871
Spectrum Pharmaceuticals, Inc. (a)(b)	229,828	1,220,387
StemCells, Inc. (a)(b)	32,032	50,931
Stemline Therapeutics, Inc. (a)(b)	63,004	515,373
Sunesis Pharmaceuticals, Inc. (a)(b)	279,837	227,452
Syndax Pharmaceuticals, Inc. (b)	18,003	255,283
Synergy Pharmaceuticals, Inc. (a)(b)	713,647	3,375,550
Synthetic Biologics, Inc. (a)(b)	314,451	515,700
T2 Biosystems, Inc. (a)(b)	68,463	454,594
Tenax Therapeutics, Inc. (a)(b)	74,064	171,088
TESARO, Inc. (a)(b)	141,603	11,992,358
TetraLogic Pharmaceuticals Corp. (a)	63,792	14,187
TG Therapeutics, Inc. (a)(b)	157,693	1,001,351
Threshold Pharmaceuticals, Inc. (a)	253,633	271,387
Tobira Therapeutics, Inc. (a)(b)	14,389	70,650
Tokai Pharmaceuticals, Inc. (a)(b)	28,989	31,888
TONIX Pharmaceuticals Holding (a)(b)	69,435	158,312
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	95,660
Trevena, Inc. (a)	128,186	869,101
Trovagene, Inc. (a)(b)	105,483	517,922
Ultragenyx Pharmaceutical, Inc. (a)(b)	142,071	9,365,320
United Therapeutics Corp. (a)(b)	176,981	21,641,237
Vanda Pharmaceuticals, Inc. (a)	183,750	2,826,075
Venaxis, Inc. (a)	15,089	55,226
Verastem, Inc. (a)	127,456	172,066
Vericel Corp. (a)(b)	74,721	167,375
Versartis, Inc. (a)(b)	79,103	980,877
Vical, Inc. (a)	29,955	113,829
Viking Therapeutics, Inc. (a)(b)	31,264	41,581
Vitae Pharmaceuticals, Inc. (a)(b)	80,337	555,129
Vital Therapies, Inc. (a)(b)	89,620	513,523
Voyager Therapeutics, Inc. (a)(b)	22,537	274,275
vTv Therapeutics, Inc. Class A (a)	25,196	142,357
Windtree Therapeutics, Inc. (a)	42,582	91,977
Xbiotech, Inc. (a)(b)	19,593	254,317
Xencor, Inc. (a)(b)	130,808	2,763,973
XOMA Corp. (a)(b)	371,939	211,075
Zafgen, Inc. (a)(b)	77,644	232,156
ZIOPHARM Oncology, Inc. (a)(b)	517,531	2,623,882
		671,627,386
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.	85,075	4,265,661
Abiomed, Inc. (a)(b)	154,727	18,248,502
Accuray, Inc. (a)(b)	315,171	1,679,861
Aethlon Medical, Inc. (a)(b)	20,809	107,583
Akers Biosciences, Inc. (a)(b)	12,000	43,920
Alere, Inc. (a)	343,860	13,455,242
Align Technology, Inc. (a)	288,772	26,826,919
Allied Healthcare Products, Inc. (a)	4,954	2,873
Alliqua Biomedical, Inc. (a)(b)	63,749	59,350
Alphatec Holdings, Inc. (a)	19,239	77,341
Amedica Corp. (a)(b)	45,747	40,276
Analogic Corp.	52,507	4,673,123
Angiodynamics, Inc. (a)	110,860	1,833,624
Anika Therapeutics, Inc. (a)(b)	59,059	2,789,947
Antares Pharma, Inc. (a)(b)	554,397	676,364
Atossa Genetics, Inc. (a)(b)	5,395	13,380
Atricure, Inc. (a)(b)	110,847	1,705,935
Atrion Corp.	6,025	2,722,758
Avinger, Inc. (a)	19,354	78,964
AxoGen, Inc. (a)	89,157	803,305
BioLase Technology, Inc. (a)(b)	142,344	244,832
BioLife Solutions, Inc. (a)(b)	5,828	10,199
Bovie Medical Corp. (a)	73,582	302,422
Cantel Medical Corp.	144,815	10,949,462
Cardiovascular Systems, Inc. (a)	122,905	3,007,485
CAS Medical Systems, Inc. (a)(b)	6,117	10,093
Cerus Corp. (a)(b)	404,425	2,560,010
Cesca Therapeutics, Inc. (a)	3,165	13,451
Chembio Diagnostics, Inc. (a)	41,523	295,229
Cogentix Medical, Inc. (a)(b)	51,631	64,539
ConforMis, Inc. (a)(b)	38,184	306,236
CONMED Corp.	102,715	4,190,772
Corindus Vascular Robotics, Inc. (a)(b)	318,995	373,224
Cryolife, Inc.	106,768	1,702,950
Cutera, Inc. (a)	50,450	549,905
Cynosure, Inc. Class A (a)(b)	92,141	4,799,625
CytoSorbents Corp. (a)(b)	88,558	442,790
Delcath Systems, Inc. (a)(b)	1,996	7,605
Derma Sciences, Inc. (a)(b)	83,882	416,055
DexCom, Inc. (a)(b)	332,114	30,252,264
Dextera Surgical, Inc. (a)	25,108	46,952
Dynatronics Corp. (a)	3,425	8,974
Electromed, Inc. (a)	18,483	99,623
EndoChoice Holdings, Inc. (a)(b)	20,152	77,988
Endologix, Inc. (a)(b)	282,428	3,434,324
Entellus Medical, Inc. (a)(b)	23,767	448,959
EnteroMedics, Inc. (a)(b)	21,518	3,609
ERBA Diagnostics, Inc. (a)	51,403	34,954
Escalon Medical Corp. (a)	3,512	2,529
Exactech, Inc. (a)	45,189	1,255,802
Fonar Corp. (a)	28,662	589,291
Genmark Diagnostics, Inc. (a)(b)	179,102	1,525,949
Glaukos Corp. (a)	27,232	812,603
Globus Medical, Inc. (a)(b)	288,717	6,706,896
Great Basin Scientific, Inc. (a)(b)	15,991	3,214
Haemonetics Corp. (a)	201,943	7,504,202
Halyard Health, Inc. (a)(b)	184,599	6,728,634
Hill-Rom Holdings, Inc.	226,124	13,411,414
ICU Medical, Inc. (a)	58,941	7,354,069
IDEXX Laboratories, Inc. (a)	353,490	39,831,253
Inogen, Inc. (a)(b)	57,635	3,343,983
InspireMD, Inc. (a)	9,845	1,410
Insulet Corp. (a)	227,585	9,633,673
Integer Holdings Corp. (a)	101,050	2,445,410
Integra LifeSciences Holdings Corp. (a)(b)	114,326	9,880,053
Invacare Corp. (b)	117,090	1,389,858
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	860,626
Invuity, Inc. (a)(b)	46,878	630,978
IRadimed Corp. (a)(b)	17,654	329,600
Iridex Corp. (a)(b)	22,946	342,584
K2M Group Holdings, Inc. (a)(b)	99,823	1,589,182
Kewaunee Scientific Corp.	5,250	124,163
Lantheus Holdings, Inc. (a)	48,014	457,093
LeMaitre Vascular, Inc.	49,138	903,156
LivaNova PLC (a)(b)	171,191	10,274,884
Masimo Corp. (a)	175,621	10,386,226
MELA Sciences, Inc. (a)(b)	11,736	7,218
Meridian Bioscience, Inc.	176,775	3,438,274
Merit Medical Systems, Inc. (a)	177,744	4,308,515
MGC Diagnostics Corp. (a)	3,151	20,765
Milestone Scientific, Inc. (a)	45,410	107,622
Misonix, Inc. (a)	18,363	109,627
Natus Medical, Inc. (a)	132,768	5,166,003
Neogen Corp. (a)	150,163	8,868,627
NeuroMetrix, Inc. (a)(b)	6,742	9,439
Nevro Corp. (a)(b)	53,452	5,047,472
NuVasive, Inc. (a)(b)	196,005	12,832,447
Nuvectra Corp. (a)	32,436	222,187
NxStage Medical, Inc. (a)(b)	234,728	5,365,882
OraSure Technologies, Inc. (a)	230,100	1,971,957
Orthofix International NV (a)	75,792	3,418,977
Penumbra, Inc. (a)(b)	16,583	1,170,096
PhotoMedex, Inc. (a)	62,914	15,093
Presbia PLC (a)(b)	11,158	48,091
Quidel Corp. (a)(b)	119,955	2,611,420
ResMed, Inc. (b)	556,662	37,123,789
Retractable Technologies, Inc. (a)(b)	36,514	94,936
Rockwell Medical Technologies, Inc. (a)(b)	186,712	1,355,529
Roka Bioscience, Inc. (a)(b)	17,912	20,778
RTI Biologics, Inc. (a)	228,763	734,329
Seaspine Holdings Corp. (a)	35,570	369,572
Second Sight Medical Products, Inc. (a)(b)	32,840	110,014
Sientra, Inc. (a)(b)	39,438	323,786
Staar Surgical Co. (a)(b)	117,470	1,031,387
Steris PLC (b)	340,171	24,043,286
Sunshine Heart, Inc. (a)(b)	40,808	36,319
SurModics, Inc. (a)	53,018	1,509,422
Synergetics U.S.A., Inc.	76,412	14,518
Tandem Diabetes Care, Inc. (a)(b)	83,217	593,337
TearLab Corp. (a)	100,207	78,663
Teleflex, Inc.	172,455	31,574,786
The Cooper Companies, Inc.	192,731	35,832,548
The Spectranetics Corp. (a)(b)	170,220	4,189,114
TransEnterix, Inc. (a)(b)	303,304	415,526
Unilife Corp. (a)(b)	60,284	173,015
Utah Medical Products, Inc.	15,694	988,879
Vascular Solutions, Inc. (a)(b)	70,180	3,380,571
Veracyte, Inc. (a)(b)	51,456	289,697
Vermillion, Inc. (a)(b)	65,547	91,766
VolitionRx Ltd. (a)(b)	63,662	229,820
West Pharmaceutical Services, Inc.	289,250	23,669,328
Wright Medical Group NV (a)	408,964	10,125,949
Zeltiq Aesthetics, Inc. (a)(b)	128,155	4,885,269
Zosano Pharma Corp. (a)(b)	4,787	3,830
		521,107,669
Health Care Providers & Services - 1.8%
AAC Holdings, Inc. (a)(b)	32,678	639,182
Acadia Healthcare Co., Inc. (a)(b)	293,460	15,022,217
Aceto Corp.	114,941	2,320,659
Adcare Health Systems, Inc.	40,556	93,684
Addus HomeCare Corp. (a)	25,976	622,904
Adeptus Health, Inc. Class A (a)(b)	53,788	2,289,217
Air Methods Corp. (a)(b)	140,691	4,949,509
Alliance Healthcare Services, Inc. (a)	38,536	242,777
Almost Family, Inc. (a)(b)	36,046	1,327,574
Amedisys, Inc. (a)(b)	112,274	5,403,748
American Renal Associates Holdings, Inc. (b)	27,627	586,521
American Shared Hospital Services (a)	115	328
AMN Healthcare Services, Inc. (a)(b)	190,331	6,895,692
AmSurg Corp. (a)(b)	213,406	13,854,318
BioScrip, Inc. (a)(b)	434,630	1,121,345
BioTelemetry, Inc. (a)	114,094	2,107,316
Brookdale Senior Living, Inc. (a)(b)	737,521	12,692,736
Caladrius Biosciences, Inc. (a)(b)	17,378	84,110
Capital Senior Living Corp. (a)	114,940	1,975,819
Chemed Corp.	67,776	9,145,016
Civitas Solutions, Inc. (a)	72,322	1,314,814
Community Health Systems, Inc. (a)(b)	448,404	4,788,955
Corvel Corp. (a)	44,212	1,699,509
Cross Country Healthcare, Inc. (a)(b)	130,469	1,587,808
Digirad Corp.	52,208	264,172
Diplomat Pharmacy, Inc. (a)(b)	145,334	4,547,501
Diversicare Healthcare Services, Inc.	13,755	110,590
Envision Healthcare Holdings, Inc. (a)	741,755	15,918,062
Five Star Quality Care, Inc. (a)	200,855	425,813
Genesis HealthCare, Inc. Class A (a)(b)	122,459	295,126
HealthEquity, Inc. (a)(b)	142,048	4,625,083
HealthSouth Corp.	358,221	14,583,177
Healthways, Inc. (a)(b)	126,539	3,164,740
Hooper Holmes, Inc. (a)(b)	8,570	12,941
InfuSystems Holdings, Inc. (a)	46,642	130,131
Kindred Healthcare, Inc.	339,178	3,744,525
Landauer, Inc.	39,153	1,860,551
LHC Group, Inc. (a)	57,988	2,062,053
LifePoint Hospitals, Inc. (a)	171,801	9,723,937
Magellan Health Services, Inc. (a)	97,206	5,552,407
MEDNAX, Inc. (a)(b)	368,540	24,238,876
Molina Healthcare, Inc. (a)(b)	164,022	8,826,024
National Healthcare Corp.	53,157	3,454,142
National Research Corp. Class A	28,515	451,392
Owens & Minor, Inc.	247,227	8,497,192
PDI, Inc. (a)	19,284	4,819
PharMerica Corp. (a)	119,471	3,017,837
Premier, Inc. (a)	181,758	5,752,641
Providence Service Corp. (a)	51,522	2,428,232
Psychemedics Corp.	15,744	319,131
Quorum Health Corp. (a)	123,157	757,416
RadNet, Inc. (a)	138,775	938,119
Select Medical Holdings Corp. (a)(b)	419,956	4,989,077
Sharps Compliance Corp. (a)(b)	38,932	177,919
SunLink Health Systems, Inc. (a)	19,190	24,371
Surgery Partners, Inc. (a)(b)	61,024	1,175,322
Surgical Care Affiliates, Inc. (a)	107,420	4,431,075
Team Health Holdings, Inc. (a)(b)	296,349	9,868,422
Teladoc, Inc. (a)(b)	78,090	1,392,345
Tenet Healthcare Corp. (a)(b)	390,586	9,335,005
The Ensign Group, Inc.	188,818	3,547,890
Triple-S Management Corp. (a)(b)	94,940	2,078,237
U.S. Physical Therapy, Inc.	50,320	3,172,676
Universal American Spin Corp.	221,846	1,588,417
VCA, Inc. (a)	319,653	22,634,629
Wellcare Health Plans, Inc. (a)(b)	175,078	19,731,291
		300,619,064
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	750,583	9,690,027
Arrhythmia Research Technology, Inc. (a)	9,913	41,734
athenahealth, Inc. (a)(b)	156,532	19,164,213
Castlight Health, Inc. Class B (a)(b)	169,886	710,123
Computer Programs & Systems, Inc. (b)	45,217	1,167,503
Connecture, Inc. (a)(b)	29,490	49,248
Evolent Health, Inc. (a)(b)	48,918	1,216,591
HealthStream, Inc. (a)	101,496	2,698,779
HMS Holdings Corp. (a)	332,527	7,252,414
HTG Molecular Diagnostics (a)	19,859	50,243
iCAD, Inc. (a)	51,129	301,150
Imprivata, Inc. (a)	57,225	1,099,292
IMS Health Holdings, Inc. (a)(b)	581,949	17,353,719
Inovalon Holdings, Inc. Class A (a)(b)	263,318	4,134,093
Medidata Solutions, Inc. (a)(b)	226,024	12,227,898
Omnicell, Inc. (a)	150,731	5,664,471
Press Ganey Holdings, Inc. (a)	39,037	1,572,801
Quality Systems, Inc.	178,694	2,103,228
Rennova Health, Inc. (a)	18,562	4,750
Simulations Plus, Inc.	44,648	384,866
Streamline Health Solutions, Inc. (a)	74,551	105,117
Veeva Systems, Inc. Class A (a)(b)	382,862	15,666,713
Vocera Communications, Inc. (a)	99,895	1,628,289
		104,287,262
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	114,176	2,498,171
Albany Molecular Research, Inc. (a)(b)	96,920	1,436,354
Bio-Rad Laboratories, Inc. Class A (a)	83,606	12,441,409
Bio-Techne Corp.	148,167	15,609,393
Bioanalytical Systems, Inc. (a)(b)	4,687	5,296
Bruker Corp.	416,101	9,304,018
Cambrex Corp. (a)(b)	127,843	5,475,516
Charles River Laboratories International, Inc. (a)	184,748	15,372,881
ChromaDex, Inc. (a)(b)	68,981	226,947
CombiMatrix Corp. (a)	922	2,803
Enzo Biochem, Inc. (a)	158,649	882,088
Fluidigm Corp. (a)(b)	119,521	1,088,836
Harvard Bioscience, Inc. (a)	111,418	301,943
INC Research Holdings, Inc. Class A (a)	215,225	9,390,267
Luminex Corp. (a)(b)	159,338	3,357,252
Mettler-Toledo International, Inc. (a)(b)	104,607	42,163,943
Nanostring Technologies, Inc. (a)	48,099	777,280
NeoGenomics, Inc. (a)	214,850	1,727,394
Pacific Biosciences of California, Inc. (a)(b)	281,414	2,344,179
PAREXEL International Corp. (a)(b)	210,375	14,311,811
PRA Health Sciences, Inc. (a)	120,183	6,075,251
pSivida Corp. (a)(b)	97,016	374,482
Quintiles Transnational Holdings, Inc. (a)	367,368	28,397,546
Sequenom, Inc. (a)(b)	476,550	1,138,955
Transgenomic, Inc. (a)	13,347	3,905
VWR Corp. (a)	339,571	9,477,427
		184,185,347
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	398,340
Achaogen, Inc. (a)(b)	30,691	115,705
Aclaris Therapeutics, Inc. (b)	23,423	472,208
Acura Pharmaceuticals, Inc. (a)	18,759	29,827
Adamis Pharmaceuticals Corp. (a)(b)	43,533	128,422
Aerie Pharmaceuticals, Inc. (a)(b)	105,741	2,047,146
Agile Therapeutics, Inc. (a)	52,346	378,985
Akorn, Inc. (a)(b)	334,648	9,008,724
Alimera Sciences, Inc. (a)(b)	102,415	156,695
Amphastar Pharmaceuticals, Inc. (a)	143,062	2,718,178
Ampio Pharmaceuticals, Inc. (a)(b)	182,288	150,697
ANI Pharmaceuticals, Inc. (a)(b)	30,081	1,797,039
ANI Pharmaceuticals, Inc. rights	58,183	1
Apricus Biosciences, Inc. (a)(b)	182,995	64,195
Aradigm Corp. (a)	6,822	31,722
Aratana Therapeutics, Inc. (a)(b)	114,235	1,013,264
Assembly Biosciences, Inc. (a)(b)	49,350	301,529
AstraZeneca PLC rights (a)	21,542	0
Avexis, Inc. (b)	20,321	718,144
Axsome Therapeutics, Inc. (a)(b)	27,645	200,150
Bio Path Holdings, Inc. (a)(b)	346,086	529,512
Biodel, Inc. (a)(b)	108,947	46,520
Biodelivery Sciences International, Inc. (a)(b)	181,583	443,063
Carbylan Therapeutics, Inc. (a)(b)	46,515	21,825
Catalent, Inc. (a)(b)	427,506	10,785,976
Cempra, Inc. (a)(b)	165,598	3,633,220
Collegium Pharmaceutical, Inc. (a)(b)	44,018	366,670
ContraVir Pharmaceuticals, Inc. (a)(b)	94,391	105,718
Corcept Therapeutics, Inc. (a)(b)	276,739	1,475,019
Corium International, Inc. (a)(b)	48,507	288,132
Cumberland Pharmaceuticals, Inc. (a)	33,632	155,044
CymaBay Therapeutics, Inc. (a)(b)	70,792	170,609
DepoMed, Inc. (a)(b)	242,414	4,918,580
Dermira, Inc. (a)	100,731	3,126,690
Dipexium Pharmaceuticals, Inc. (a)(b)	24,194	307,264
Durect Corp. (a)(b)	443,271	740,263
Egalet Corp. (a)(b)	35,321	242,302
Endocyte, Inc. (a)(b)	136,613	407,107
Evoke Pharma, Inc. (a)(b)	15,864	30,459
Flex Pharma, Inc. (a)(b)	43,126	477,405
Heska Corp. (a)	25,350	1,383,350
Horizon Pharma PLC (a)(b)	579,391	10,892,551
Impax Laboratories, Inc. (a)	274,296	6,635,220
Imprimis Pharmaceuticals, Inc. (a)(b)	10,843	45,215
Innoviva, Inc. (b)	316,771	3,512,990
Intersect ENT, Inc. (a)(b)	76,889	1,211,771
Intra-Cellular Therapies, Inc. (a)(b)	120,334	4,854,274
Jaguar Animal Health, Inc. (a)(b)	27,742	36,065
Jazz Pharmaceuticals PLC (a)	239,539	29,662,114
Juniper Pharmaceuticals, Inc. (a)	42,963	236,726
KemPharm, Inc. (a)(b)	23,260	100,483
Lannett Co., Inc. (a)(b)	113,627	3,847,410
Lipocine, Inc. (a)(b)	61,637	207,717
Marinus Pharmaceuticals, Inc. (a)(b)	36,454	57,780
MyoKardia, Inc. (a)(b)	30,012	656,663
Nektar Therapeutics (a)(b)	540,210	9,642,749
Neos Therapeutics, Inc. (a)(b)	19,383	126,377
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	19,353
Ocera Therapeutics, Inc. (a)(b)	41,015	86,952
Ocular Therapeutix, Inc. (a)(b)	33,760	215,726
Oculus Innovative Sciences, Inc. (a)(b)	13,177	53,894
Omeros Corp. (a)(b)	140,586	1,509,894
Orexigen Therapeutics, Inc. (a)(b)	43,174	169,674
Pacira Pharmaceuticals, Inc. (a)(b)	149,625	5,929,639
Pain Therapeutics, Inc. (a)	144,997	346,543
Paratek Pharmaceuticals, Inc. (a)(b)	66,703	898,489
Pernix Therapeutics Holdings, Inc. (a)(b)	148,089	95,503
Phibro Animal Health Corp. Class A	74,229	1,801,538
Prestige Brands Holdings, Inc. (a)	208,568	10,038,378
Provectus Biopharmaceuticals, Inc. (a)(b)	816,989	100,081
Relypsa, Inc. (a)(b)	118,755	3,798,972
Repros Therapeutics, Inc. (a)(b)	95,900	194,677
Revance Therapeutics, Inc. (a)(b)	82,773	1,162,961
SciClone Pharmaceuticals, Inc. (a)(b)	197,306	1,986,871
SCYNEXIS, Inc. (a)(b)	52,127	150,647
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	77,010	844,030
Supernus Pharmaceuticals, Inc. (a)	135,160	2,889,721
Teligent, Inc. (a)(b)	161,143	1,195,681
Tetraphase Pharmaceuticals, Inc. (a)	157,483	598,435
The Medicines Company (a)(b)	274,596	10,755,925
TherapeuticsMD, Inc. (a)(b)	609,025	4,190,092
Theravance Biopharma, Inc. (a)(b)	128,682	3,649,422
Titan Pharmaceuticals, Inc. (a)(b)	68,182	383,183
VIVUS, Inc. (a)(b)	380,623	403,460
WAVE Life Sciences (a)(b)	31,896	795,486
Zogenix, Inc. (a)(b)	89,947	784,338
Zynerba Pharmaceuticals, Inc. (a)(b)	17,417	147,696
		176,309,065

TOTAL HEALTH CARE		1,958,135,793

INDUSTRIALS - 12.5%
Aerospace & Defense - 1.5%
AAR Corp.	137,004	3,371,668
Aerojet Rocketdyne Holdings, Inc. (a)	275,912	4,958,139
AeroVironment, Inc. (a)(b)	84,167	2,082,292
Air Industries Group, Inc.	217	966
American Science & Engineering, Inc.	29,716	1,093,549
Arotech Corp. (a)(b)	107,505	303,164
Astronics Corp. (a)	78,348	3,510,774
Astrotech Corp. (a)(b)	39,511	69,539
BE Aerospace, Inc.	401,540	20,297,847
BWX Technologies, Inc.	406,876	15,790,858
CPI Aerostructures, Inc. (a)(b)	20,017	125,106
Cubic Corp.	87,836	4,112,482
Curtiss-Wright Corp.	177,084	15,919,852
DigitalGlobe, Inc. (a)	234,114	6,342,148
Ducommun, Inc. (a)	43,332	1,028,702
Engility Holdings, Inc. (a)	67,203	2,016,090
Erickson Air-Crane, Inc. (a)(b)	27,407	12,333
Esterline Technologies Corp. (a)	117,423	9,035,700
HEICO Corp. (b)	67,019	4,554,611
HEICO Corp. Class A	160,544	9,131,743
Hexcel Corp.	370,510	16,617,374
Huntington Ingalls Industries, Inc.	185,796	30,687,925
Innovative Solutions & Support, Inc. (a)	34,266	103,826
KEYW Holding Corp. (a)(b)	161,888	1,614,023
KLX, Inc. (a)	210,241	7,850,399
Kratos Defense & Security Solutions, Inc. (a)(b)	183,950	1,283,971
LMI Aerospace, Inc. (a)	40,944	311,993
Mercury Systems, Inc. (a)	165,764	3,759,528
Micronet Enertec Technologies, Inc. (a)(b)	8,571	14,314
Moog, Inc. Class A (a)	132,709	7,828,504
National Presto Industries, Inc. (b)	21,104	1,841,535
Orbital ATK, Inc.	232,351	17,526,236
SIFCO Industries, Inc. (a)	8,947	58,603
Sparton Corp. (a)	34,484	790,028
Spirit AeroSystems Holdings, Inc. Class A (a)	471,056	21,583,786
Taser International, Inc. (a)(b)	207,045	5,606,779
Teledyne Technologies, Inc. (a)(b)	139,800	14,978,172
Triumph Group, Inc.	198,047	6,309,777
Vectrus, Inc. (a)	43,256	1,459,457
		243,983,793
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	23,395
Air Transport Services Group, Inc. (a)	208,972	3,025,915
Atlas Air Worldwide Holdings, Inc. (a)	98,759	3,667,909
Echo Global Logistics, Inc. (a)(b)	101,567	2,620,429
Forward Air Corp.	121,702	5,608,028
Hub Group, Inc. Class A (a)	143,233	5,836,745
Park-Ohio Holdings Corp.	35,640	1,314,403
Radiant Logistics, Inc. (a)	114,943	335,634
XPO Logistics, Inc. (a)(b)	354,013	12,673,665
		35,106,123
Airlines - 0.3%
Allegiant Travel Co.	51,646	7,139,543
Hawaiian Holdings, Inc. (a)	187,997	8,832,099
JetBlue Airways Corp. (a)	1,276,061	20,353,173
SkyWest, Inc.	205,420	5,799,007
Spirit Airlines, Inc. (a)(b)	279,539	11,178,765
Virgin America, Inc. (a)(b)	74,610	4,155,031
		57,457,618
Building Products - 1.1%
A.O. Smith Corp.	289,517	27,932,600
AAON, Inc.	162,783	4,606,759
Advanced Drain Systems, Inc. Del	144,077	3,332,501
American Woodmark Corp. (a)	53,612	4,664,244
Apogee Enterprises, Inc. (b)	115,336	5,582,262
Armstrong World Industries, Inc. (a)	188,244	8,182,967
Builders FirstSource, Inc. (a)	334,097	4,590,493
Continental Building Products, Inc. (a)	166,589	3,699,942
CSW Industrials, Inc. (a)	62,586	2,020,276
GCP Applied Technologies, Inc. (a)	286,128	8,372,105
Gibraltar Industries, Inc. (a)	116,890	4,460,522
Griffon Corp.	166,778	2,855,239
Insteel Industries, Inc.	68,313	2,274,823
Lennox International, Inc. (b)	152,846	24,618,905
Masonite International Corp. (a)	112,297	7,493,579
NCI Building Systems, Inc. (a)	157,150	2,379,251
Nortek, Inc. (a)(b)	38,954	3,350,044
Owens Corning	456,835	25,089,378
Patrick Industries, Inc. (a)	58,694	3,758,177
PGT, Inc. (a)	197,285	2,349,664
Ply Gem Holdings, Inc. (a)(b)	91,867	1,283,382
Quanex Building Products Corp.	138,531	2,677,804
Simpson Manufacturing Co. Ltd.	177,509	7,789,095
Trex Co., Inc. (a)	115,558	7,157,663
Universal Forest Products, Inc.	80,831	8,822,704
USG Corp. (a)(b)	357,727	9,812,452
		189,156,831
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	226,464	8,703,012
ACCO Brands Corp. (a)(b)	426,961	4,269,610
Acme United Corp.	1,357	27,846
Amrep Corp. (a)	2,745	15,948
Aqua Metals, Inc. (a)(b)	29,427	271,905
ARC Document Solutions, Inc. (a)	152,363	514,987
Avalon Holdings Corp. Class A (a)	128	397
Brady Corp. Class A	187,599	6,282,691
Casella Waste Systems, Inc. Class A (a)	147,777	1,343,293
CECO Environmental Corp.	121,214	1,332,142
Cemtrex, Inc. (a)(b)	35,054	179,126
Cenveo, Inc. (a)	27,357	180,556
Clean Harbors, Inc. (a)(b)	206,528	9,872,038
Command Security Corp. (a)	4,127	11,143
CompX International, Inc. Class A	729	8,777
Copart, Inc. (a)(b)	394,583	20,131,625
Covanta Holding Corp. (b)	522,259	7,776,437
Deluxe Corp. (b)	192,741	13,139,154
Ecology & Environment, Inc. Class A	5,634	55,777
Ennis, Inc.	112,391	1,863,443
Essendant, Inc.	149,260	2,891,166
Fuel Tech, Inc. (a)(b)	72,552	100,847
G&K Services, Inc. Class A	81,681	7,950,012
Healthcare Services Group, Inc.	292,941	11,826,028
Heritage-Crystal Clean, Inc. (a)	56,848	785,071
Herman Miller, Inc.	230,279	8,306,164
HNI Corp.	178,143	9,947,505
Hudson Technologies, Inc. (a)	96,791	626,238
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(b)	12,843	20,420
InnerWorkings, Inc. (a)(b)	147,590	1,309,123
Interface, Inc.	258,838	4,576,256
Intersections, Inc. (a)(b)	42,827	76,232
KAR Auction Services, Inc.	541,461	22,892,971
Kimball International, Inc. Class B	127,203	1,583,677
Knoll, Inc.	196,830	5,208,122
MagneGas Corp. (a)(b)	120,800	75,742
Matthews International Corp. Class A	132,548	8,153,027
McGrath RentCorp.	95,859	3,064,612
Mobile Mini, Inc.	176,315	5,271,819
Msa Safety, Inc.	128,315	7,474,349
Multi-Color Corp.	51,709	3,455,712
NL Industries, Inc. (a)(b)	19,361	114,230
Odyssey Marine Exploration, Inc. (a)(b)	21,390	68,876
Performant Financial Corp. (a)	101,625	221,543
Perma-Fix Environmental Services, Inc. (a)	24,334	132,864
Quad/Graphics, Inc.	93,527	2,533,646
Quest Resource Holding Corp. (a)(b)	36,362	75,997
R.R. Donnelley & Sons Co.	822,089	14,057,722
Rollins, Inc.	378,681	10,792,409
SP Plus Corp. (a)(b)	72,041	1,801,025
Steelcase, Inc. Class A	345,183	5,157,034
Team, Inc. (a)(b)	115,962	3,684,113
Tetra Tech, Inc.	229,353	8,096,161
The Brink's Co.	195,720	7,143,780
TRC Companies, Inc.(a)	102,117	778,132
U.S. Ecology, Inc.	87,437	3,922,424
UniFirst Corp.	61,388	7,881,605
Versar, Inc. (a)	11,390	15,035
Viad Corp.	85,278	3,049,541
Virco Manufacturing Co. (a)	17,110	71,178
VSE Corp.	30,956	1,018,762
West Corp.	203,091	4,758,422
		256,949,499
Construction & Engineering - 0.7%
AECOM (a)(b)	603,158	18,595,361
Aegion Corp. (a)	141,758	2,625,358
Ameresco, Inc. Class A (a)	64,825	309,864
Argan, Inc.	53,028	2,535,269
Chicago Bridge & Iron Co. NV	372,907	11,105,170
Comfort Systems U.S.A., Inc.	151,226	4,293,306
Dycom Industries, Inc. (a)(b)	123,611	10,027,324
EMCOR Group, Inc.	242,996	13,913,951
Goldfield Corp.	78,542	233,270
Granite Construction, Inc. (b)	155,042	7,442,016
Great Lakes Dredge & Dock Corp. (a)(b)	221,781	856,075
HC2 Holdings, Inc. (b)	104,547	500,780
Ies Holdings, Inc. (a)	36,498	604,772
KBR, Inc.	564,139	8,281,561
Layne Christensen Co. (a)(b)	75,245	676,453
MasTec, Inc. (a)(b)	262,042	7,717,137
MYR Group, Inc. (a)	77,211	2,239,119
Northwest Pipe Co. (a)	38,191	448,744
NV5 Holdings, Inc. (a)	27,931	853,851
Orion Group Holdings, Inc. (a)	98,149	584,968
Primoris Services Corp.	155,475	2,988,230
Sterling Construction Co., Inc. (a)	68,241	440,154
Tutor Perini Corp. (a)	156,384	3,626,545
Valmont Industries, Inc.	90,937	11,864,550
		112,763,828
Electrical Equipment - 0.7%
Active Power, Inc. (a)	60,917	21,199
Allied Motion Technologies, Inc.	26,031	586,478
American Electric Technologies, Inc. (a)	11,601	30,163
American Superconductor Corp. (a)(b)	49,372	349,554
AZZ, Inc.	107,763	7,158,696
Babcock & Wilcox Enterprises, Inc. (a)(b)	206,668	3,379,022
Broadwind Energy, Inc. (a)	50,197	240,444
Capstone Turbine Corp. (a)(b)	61,006	104,320
Digital Power Corp. (a)(b)	4,632	3,910
Encore Wire Corp.	85,221	3,299,757
Energous Corp. (a)(b)	51,675	930,150
Energy Focus, Inc. (a)(b)	31,432	122,585
EnerSys	171,898	12,098,181
Enphase Energy, Inc. (a)(b)	109,093	198,549
EnSync, Inc. (a)(b)	116,581	83,740
Espey Manufacturing & Electronics Corp.	5,358	140,915
FuelCell Energy, Inc. (a)(b)	108,802	561,418
Generac Holdings, Inc. (a)(b)	266,449	9,938,548
General Cable Corp.	195,629	3,155,496
Hubbell, Inc. Class B	208,093	22,538,553
Ideal Power, Inc. (a)(b)	18,012	95,103
LSI Industries, Inc.	102,850	1,041,871
Ocean Power Technologies, Inc. (a)	5,215	42,033
Orion Energy Systems, Inc. (a)	83,634	109,561
Plug Power, Inc. (a)(b)	688,441	1,067,084
Powell Industries, Inc.	39,054	1,552,397
Power Solutions International, Inc. (a)(b)	16,088	187,264
Preformed Line Products Co.	9,836	431,407
Real Goods Solar, Inc. (a)(b)	1,374	9,632
Regal Beloit Corp.	177,633	10,894,232
Revolution Lighting Technologies, Inc. (a)	14,605	91,719
Sensata Technologies Holding BV (a)(b)	672,198	25,597,300
SolarCity Corp. (a)(b)	237,925	4,915,531
Sunrun, Inc. (a)(b)	70,891	431,017
Thermon Group Holdings, Inc. (a)(b)	139,286	2,622,755
Ultralife Corp. (a)	43,594	185,275
Vicor Corp. (a)	64,365	702,222
		114,918,081
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	250,115	26,227,059
ITT, Inc.	354,412	12,822,626
Raven Industries, Inc.	144,866	3,555,012
		42,604,697
Machinery - 3.3%
Accuride Corp. (a)	163,325	276,019
Actuant Corp. Class A (b)	230,028	5,481,567
AGCO Corp. (b)	278,821	13,533,971
Alamo Group, Inc.	38,113	2,470,485
Albany International Corp. Class A	117,474	4,972,674
Allison Transmission Holdings, Inc.	669,481	18,571,403
Altra Industrial Motion Corp.	106,795	3,011,619
American Railcar Industries, Inc. (b)	34,464	1,428,877
ARC Group Worldwide, Inc. (a)	25,827	62,243
Art's-Way Manufacturing Co., Inc. (a)	9,831	27,723
Astec Industries, Inc.	75,680	4,449,227
Barnes Group, Inc.	202,011	8,351,135
Blue Bird Corp. (a)(b)	24,058	348,600
Briggs & Stratton Corp.	173,805	3,304,033
Chart Industries, Inc. (a)	120,100	3,617,412
Chicago Rivet & Machine Co.	772	20,844
CIRCOR International, Inc.	66,324	3,917,095
CLARCOR, Inc.	193,294	12,654,958
Colfax Corp. (a)(b)	392,061	11,636,370
Columbus McKinnon Corp. (NY Shares)	78,967	1,386,661
Commercial Vehicle Group, Inc. (a)(b)	112,254	605,049
Crane Co.	195,517	12,575,653
Donaldson Co., Inc. (b)	493,066	18,514,628
Douglas Dynamics, Inc.	91,810	2,945,265
Dynamic Materials Corp.	52,475	577,225
Eastern Co.	18,085	347,232
Energy Recovery, Inc. (a)(b)	131,400	1,587,312
EnPro Industries, Inc.	86,820	4,679,598
ESCO Technologies, Inc.	109,037	4,919,749
ExOne Co. (a)(b)	41,005	552,337
Federal Signal Corp.	247,352	3,242,785
Franklin Electric Co., Inc.	155,815	5,959,924
FreightCar America, Inc.	54,073	778,651
Gencor Industries, Inc. (a)	30,519	349,443
Global Brass & Copper Holdings, Inc.	87,174	2,446,974
Gorman-Rupp Co.	73,596	1,998,867
Graco, Inc.	219,783	16,191,414
Graham Corp.	37,894	724,154
Greenbrier Companies, Inc. (b)	102,977	3,489,891
Hardinge, Inc.	38,805	410,169
Harsco Corp.	315,828	3,142,489
Hillenbrand, Inc.	255,402	8,211,174
Hurco Companies, Inc.	23,780	642,298
Hyster-Yale Materials Handling Class A	38,765	2,005,313
IDEX Corp. (b)	297,079	27,759,062
Jason Industries, Inc. (a)	35,118	69,182
John Bean Technologies Corp.	116,030	7,968,940
Joy Global, Inc. (b)	387,041	10,558,478
Kadant, Inc.	44,698	2,397,601
Kennametal, Inc.	315,940	8,833,682
Key Technology, Inc. (a)	12,346	119,139
L.B. Foster Co. Class A	36,564	439,134
Lincoln Electric Holdings, Inc. (b)	247,382	15,723,600
Lindsay Corp. (b)	45,351	3,263,458
LiqTech International, Inc. (a)	90,569	78,795
Lydall, Inc. (a)	71,645	3,441,826
Manitex International, Inc. (a)(b)	43,889	279,134
Manitowoc Co., Inc. (b)	532,303	2,608,285
Meritor, Inc. (a)	363,284	4,050,617
MFRI, Inc. (a)	13,428	101,516
Middleby Corp. (a)(b)	227,250	29,122,088
Milacron Holdings Corp. (a)(b)	60,739	1,048,963
Miller Industries, Inc.	42,091	930,632
Mueller Industries, Inc.	241,708	8,353,428
Mueller Water Products, Inc. Class A	637,039	7,701,802
Navistar International Corp. (a)(b)	261,405	3,670,126
NN, Inc.	109,273	1,939,596
Nordson Corp.	212,991	21,028,601
Omega Flex, Inc.	17,877	684,510
Oshkosh Corp.	292,019	15,748,585
Proto Labs, Inc. (a)(b)	92,811	5,078,618
RBC Bearings, Inc. (a)(b)	99,674	7,883,217
Rexnord Corp. (a)	400,815	8,862,020
SPX Corp. (a)	162,180	3,071,689
SPX Flow, Inc. (a)	167,198	4,917,293
Standex International Corp.	51,367	4,324,588
Sun Hydraulics Corp.	104,684	3,226,361
Supreme Industries, Inc. Class A	47,294	815,349
Taylor Devices, Inc. (a)	3,820	71,587
Tennant Co.	73,187	4,737,395
Terex Corp.	431,603	10,479,321
The L.S. Starrett Co. Class A	20,536	229,592
Timken Co.	269,278	9,120,446
Titan International, Inc. (b)	175,439	1,612,284
Toro Co.	217,556	21,135,565
TriMas Corp. (a)	189,278	3,630,352
Trinity Industries, Inc. (b)	598,729	14,620,962
Twin Disc, Inc.	30,909	401,508
Wabash National Corp. (a)	259,988	3,626,833
WABCO Holdings, Inc. (a)	205,745	21,965,336
Wabtec Corp. (b)	350,776	26,872,949
Watts Water Technologies, Inc. Class A	114,275	7,359,310
Woodward, Inc.	214,089	13,427,662
WSI Industries, Inc.	5,668	20,178
Xerium Technologies, Inc. (a)	47,721	385,586
		552,217,291
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	3,524	16,105
Kirby Corp. (a)(b)	210,708	10,977,887
Matson, Inc.	172,184	6,644,581
Rand Logistics, Inc. (a)	41,510	37,359
		17,675,932
Professional Services - 1.0%
Acacia Research Corp.	201,733	1,206,363
Advisory Board Co. (a)	163,151	6,876,815
Barrett Business Services, Inc.	28,298	1,320,385
CBIZ, Inc. (a)(b)	268,820	3,040,354
CDI Corp.	54,937	313,141
CEB, Inc.	128,179	7,716,376
CRA International, Inc. (a)	36,975	1,002,762
DLH Holdings Corp. (a)	2,300	10,856
DLH Holdings Corp. rights 9/21/16	2,300	2,277
Exponent, Inc.	103,604	5,224,750
Franklin Covey Co. (a)	52,794	857,375
FTI Consulting, Inc. (a)	164,397	7,281,143
General Employment Enterprises, Inc. (a)	3,794	21,436
GP Strategies Corp. (a)	66,351	1,585,789
Heidrick & Struggles International, Inc.	69,818	1,304,898
Hill International, Inc. (a)	138,135	605,031
Hudson Global, Inc.	74,637	127,629
Huron Consulting Group, Inc. (a)	87,440	5,496,478
ICF International, Inc. (a)	78,313	3,277,399
IHS Markit Ltd. (a)	1,298,044	48,443,002
Insperity, Inc.	64,418	4,222,600
Kelly Services, Inc. Class A (non-vtg.)	125,611	2,401,682
Kforce, Inc.	100,831	1,951,080
Korn/Ferry International (b)	227,377	5,420,668
Lightbridge Corp. (a)(b)	12,874	32,442
Manpower, Inc. (b)	280,823	20,067,612
Marathon Patent Group, Inc. (a)(b)	29,824	85,893
Mastech Holdings, Inc. (a)	3,140	24,021
MISTRAS Group, Inc. (a)	65,746	1,543,059
Navigant Consulting, Inc. (a)	196,380	3,856,903
On Assignment, Inc. (a)	189,864	7,159,771
Pendrell Corp. (a)	553,171	392,751
RCM Technologies, Inc.	26,829	149,706
Resources Connection, Inc.	147,742	2,229,427
RPX Corp. (a)	214,024	2,240,831
Spherix, Inc. (a)(b)	4,801	6,385
TransUnion Holding Co., Inc. (a)	272,721	8,997,066
TriNet Group, Inc. (a)	164,618	3,456,978
TrueBlue, Inc. (a)	169,954	3,713,495
Volt Information Sciences, Inc. (a)	35,427	210,791
WageWorks, Inc. (a)	141,675	8,754,098
Willdan Group, Inc. (a)	21,298	371,224
		173,002,742
Road & Rail - 0.6%
AMERCO (b)	24,133	8,294,753
ArcBest Corp.	99,747	1,826,368
Avis Budget Group, Inc. (a)	372,412	13,455,246
Celadon Group, Inc.	115,770	904,164
Covenant Transport Group, Inc. Class A (a)	52,825	1,018,466
Genesee & Wyoming, Inc. Class A (a)(b)	222,396	15,120,704
Heartland Express, Inc. (b)	240,627	4,579,132
Knight Transportation, Inc.	241,571	6,788,145
Landstar System, Inc.	166,195	11,505,680
Marten Transport Ltd.	99,587	2,148,092
Old Dominion Freight Lines, Inc. (a)(b)	267,682	19,040,221
P.A.M. Transportation Services, Inc. (a)	12,026	238,115
Patriot Transportation Holding, Inc. (a)	5,823	122,341
Providence & Worcester Railroad Co.	1,903	46,947
Roadrunner Transportation Systems, Inc. (a)	119,733	998,573
Saia, Inc. (a)	101,547	3,090,075
Swift Transporation Co. (a)(b)	336,535	6,262,916
U.S.A. Truck, Inc. (a)	31,657	351,393
Universal Logistics Holdings I	36,649	495,494
Werner Enterprises, Inc.	176,557	4,074,936
YRC Worldwide, Inc. (a)	128,194	1,485,768
		101,847,529
Trading Companies & Distributors - 0.9%
AeroCentury Corp. (a)	740	6,579
Air Lease Corp. Class A	371,309	10,909,058
Aircastle Ltd.	248,136	5,372,144
Applied Industrial Technologies, Inc.	160,672	7,635,133
Beacon Roofing Supply, Inc. (a)	235,208	10,814,864
BlueLinx Corp. (a)	7,336	64,557
BMC Stock Holdings, Inc. (a)(b)	184,345	3,675,839
CAI International, Inc. (a)(b)	69,862	556,800
DXP Enterprises, Inc. (a)	51,515	1,447,056
Empire Resources, Inc.	161	784
GATX Corp. (b)	164,158	7,198,328
General Finance Corp. (a)	1,148	5,074
H&E Equipment Services, Inc.	123,014	1,959,613
HD Supply Holdings, Inc. (a)	728,724	26,314,224
Herc Holdings, Inc. (a)(b)	99,322	3,358,077
Houston Wire & Cable Co.	69,133	409,959
Huttig Building Products, Inc. (a)	18,460	119,990
Kaman Corp. (b)	113,503	5,095,150
Lawson Products, Inc. (a)	23,255	395,102
MRC Global, Inc. (a)	394,483	5,787,066
MSC Industrial Direct Co., Inc. Class A (b)	175,469	12,816,256
Neff Corp. (a)	77,537	728,072
Now, Inc. (a)(b)	425,996	8,792,557
Rush Enterprises, Inc. Class A (a)(b)	147,785	3,514,327
SiteOne Landscape Supply, Inc.	34,071	1,302,875
Textainer Group Holdings Ltd. (b)	109,203	970,815
Titan Machinery, Inc. (a)(b)	71,633	767,189
Transcat, Inc. (a)	4,785	52,300
Triton International Ltd.	106,189	1,616,197
Univar, Inc. (a)	290,317	6,006,659
Veritiv Corp. (a)(b)	32,023	1,642,780
Watsco, Inc.	103,688	15,331,308
WESCO International, Inc. (a)(b)	163,445	10,159,741
Willis Lease Finance Corp. (a)	19,324	494,501
		155,320,974
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	294,928	23,576,544
Wesco Aircraft Holdings, Inc. (a)	229,383	3,151,722
		26,728,266

TOTAL INDUSTRIALS		2,079,733,204

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.5%
ADTRAN, Inc.	197,013	3,621,099
Aerohive Networks, Inc. (a)	93,878	622,411
Applied Optoelectronics, Inc. (a)(b)	57,870	975,110
Arista Networks, Inc. (a)(b)	140,079	11,161,495
Arris International PLC (a)	693,848	19,476,313
Aviat Networks, Inc. (a)	16,520	156,279
Bel Fuse, Inc. Class B (non-vtg.)	40,471	929,619
Black Box Corp.	60,284	840,962
Brocade Communications Systems, Inc.	1,848,274	16,597,501
CalAmp Corp. (a)(b)	146,328	2,133,462
Calix Networks, Inc. (a)	185,025	1,376,586
Ciena Corp. (a)(b)	512,481	10,992,717
Clearfield, Inc. (a)(b)	45,932	832,288
ClearOne, Inc.	17,545	184,223
CommScope Holding Co., Inc. (a)	584,105	17,271,985
Communications Systems, Inc.	9,294	51,768
Comtech Telecommunications Corp.	95,819	1,235,107
Digi International, Inc. (a)	105,508	1,210,177
EchoStar Holding Corp. Class A (a)	183,676	7,119,282
EMCORE Corp.	99,743	494,725
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	407,145	1,600,080
Finisar Corp. (a)	426,594	9,035,261
Harmonic, Inc. (a)(b)	335,888	1,457,754
Infinera Corp. (a)(b)	557,982	4,787,486
InfoSonics Corp. (a)(b)	41,938	25,372
InterDigital, Inc.	137,805	9,840,655
Inventergy Global, Inc. (a)(b)	2,324	3,416
Ixia (a)	252,907	2,916,018
KVH Industries, Inc. (a)	48,623	418,158
Lantronix, Inc. (a)	2,994	4,072
Lumentum Holdings, Inc. (a)(b)	191,277	6,717,648
MRV Communications, Inc. (a)	14,786	182,459
NETGEAR, Inc. (a)	130,962	7,464,834
NetScout Systems, Inc. (a)(b)	373,106	11,036,475
Novatel Wireless, Inc. (a)(b)	119,828	375,062
Oclaro, Inc. (a)	388,987	3,065,218
Optical Cable Corp.	11,466	26,257
Palo Alto Networks, Inc. (a)(b)	302,659	40,305,099
Parkervision, Inc. (a)(b)	33,624	159,378
PC-Tel, Inc.	66,388	335,259
Plantronics, Inc.	134,213	6,797,888
Polycom, Inc. (a)	529,696	6,589,418
Relm Wireless Corp.	69,394	385,831
Resonant, Inc. (a)(b)	9,244	50,472
ShoreTel, Inc. (a)	271,141	2,174,551
Sonus Networks, Inc. (a)	192,177	1,656,566
Technical Communications Corp. (a)	2,835	6,832
Tessco Technologies, Inc.	22,372	281,216
Ubiquiti Networks, Inc. (a)(b)	98,761	5,076,315
ViaSat, Inc. (a)(b)	179,146	13,443,116
Viavi Solutions, Inc. (a)	935,996	7,282,049
Westell Technologies, Inc. Class A (a)	150,024	79,513
xG Technology, Inc. (a)(b)	34,770	18,741
Zhone Technologies, Inc. (a)	84,494	103,083
		240,984,661
Electronic Equipment & Components - 2.7%
ADDvantage Technologies Group, Inc. (a)	11,928	23,498
Agilysys, Inc. (a)	51,105	564,710
Anixter International, Inc. (a)	113,942	7,285,451
Applied DNA Sciences, Inc. (a)(b)	58,908	188,506
Arrow Electronics, Inc. (a)	361,558	23,801,363
Avnet, Inc.	503,292	20,977,211
AVX Corp.	227,787	3,129,793
Badger Meter, Inc.	59,005	3,893,740
Belden, Inc.	165,126	12,316,748
Benchmark Electronics, Inc. (a)	200,982	4,847,686
Cardtronics PLC (b)	178,177	8,001,929
CDW Corp.	587,318	26,223,749
ClearSign Combustion Corp. (a)(b)	33,298	167,822
Cognex Corp.	337,022	16,770,215
Coherent, Inc. (a)	96,475	10,147,241
Control4 Corp. (a)(b)	71,474	789,788
CTS Corp.	132,796	2,560,307
CUI Global, Inc. (a)(b)	87,433	441,537
Daktronics, Inc.	164,465	1,567,351
Digital Ally, Inc. (a)(b)	15,000	90,600
Dolby Laboratories, Inc. Class A	203,430	9,955,864
DTS, Inc.	71,695	2,398,915
Dynasil Corp. of America (a)	9,408	10,349
Echelon Corp. (a)	10,844	60,618
Electro Scientific Industries, Inc. (a)	117,839	656,363
eMagin Corp. (a)	60,537	148,316
ePlus, Inc. (a)	23,058	2,086,980
Fabrinet (a)	121,948	4,734,021
FARO Technologies, Inc. (a)	66,952	2,182,635
FEI Co.	161,994	17,247,501
Fitbit, Inc. (a)(b)	237,923	3,683,048
Frequency Electronics, Inc. (a)	18,354	201,527
Giga-Tronics, Inc. (a)(b)	16,884	17,559
GSI Group, Inc. (a)	126,965	2,144,439
I. D. Systems Inc. (a)	39,946	208,119
Identiv, Inc. (a)(b)	40,037	78,473
IEC Electronics Corp. (a)	18,101	88,695
II-VI, Inc. (a)	217,683	4,612,703
Image Sensing Systems, Inc. (a)	9,763	34,171
Ingram Micro, Inc. Class A	588,670	20,579,903
Insight Enterprises, Inc. (a)	148,004	4,528,922
Intellicheck Mobilisa, Inc. (a)(b)	10,716	19,289
IntriCon Corp. (a)	8,644	38,206
InvenSense, Inc. (a)	316,997	2,358,458
IPG Photonics Corp. (a)(b)	145,381	12,645,239
Iteris, Inc. (a)	62,428	220,995
Itron, Inc. (a)(b)	150,507	7,168,648
Jabil Circuit, Inc.	756,226	16,024,429
KEMET Corp. (a)(b)	162,823	555,226
KEY Tronic Corp. (a)	23,864	179,219
Keysight Technologies, Inc. (a)	680,548	20,709,076
Kimball Electronics, Inc. (a)	91,395	1,107,707
Knowles Corp. (a)(b)	353,943	4,919,808
LGL Group, Inc. (a)	3,009	12,036
LightPath Technologies, Inc. Class A (a)(b)	21,115	39,696
Littelfuse, Inc.	89,634	11,365,591
LRAD Corp.	77,211	145,929
Luna Innovations, Inc. (a)	39,627	47,552
Maxwell Technologies, Inc. (a)(b)	125,294	635,241
Mesa Laboratories, Inc.	12,201	1,370,904
Methode Electronics, Inc. Class A	150,500	5,515,825
MicroVision, Inc. (a)(b)	165,273	247,910
MOCON, Inc.	7,499	123,734
MTS Systems Corp.	66,257	3,296,286
Napco Security Technolgies, Inc. (a)	24,581	175,754
National Instruments Corp.	409,934	11,453,556
Neonode, Inc. (a)(b)	121,979	164,672
NetList, Inc. (a)(b)	140,493	289,416
OSI Systems, Inc. (a)	71,553	4,798,344
Par Technology Corp. (a)	27,309	145,284
Park Electrochemical Corp.	84,819	1,402,906
PC Connection, Inc.	76,692	1,999,360
PC Mall, Inc. (a)	21,739	403,693
Perceptron, Inc. (a)	33,349	220,103
Plexus Corp. (a)	135,895	6,271,554
RadiSys Corp. (a)	140,804	691,348
Research Frontiers, Inc. (a)(b)	71,977	221,689
RF Industries Ltd.	13,982	30,621
Richardson Electronics Ltd.	36,856	260,940
Rofin-Sinar Technologies, Inc. (a)	114,003	3,649,236
Rogers Corp. (a)	72,065	4,029,154
Sanmina Corp. (a)	290,413	7,632,054
ScanSource, Inc. (a)	108,415	3,708,877
Sigmatron International, Inc. (a)	11,463	72,790
Superconductor Technologies, Inc. (a)(b)	3,452	8,423
SYNNEX Corp.	115,463	12,258,707
Systemax, Inc.	37,103	300,534
Tech Data Corp. (a)(b)	139,069	10,324,483
Trimble Navigation Ltd. (a)	997,403	27,328,842
TTM Technologies, Inc. (a)(b)	263,802	2,830,595
Uni-Pixel, Inc. (a)(b)	176,104	258,873
Universal Display Corp. (a)	168,567	9,707,774
VeriFone Systems, Inc. (a)	437,747	8,693,655
Vishay Intertechnology, Inc.	530,776	7,515,788
Vishay Precision Group, Inc. (a)	49,281	752,521
Wayside Technology Group, Inc.	13,442	225,826
Wireless Telecom Group, Inc. (a)	35,461	60,284
Zebra Technologies Corp. Class A (a)(b)	207,313	14,503,617
		450,586,643
Internet Software & Services - 2.5%
2U, Inc. (a)(b)	130,614	4,615,899
Actua Corp. (a)(b)	147,153	1,498,018
Alarm.com Holdings, Inc. (a)(b)	28,885	792,316
Amber Road, Inc. (a)(b)	51,179	536,868
Angie's List, Inc. (a)(b)	174,389	1,771,792
Apigee Corp. (a)	27,356	418,820
AppFolio, Inc. (a)(b)	30,366	559,342
ARI Network Services, Inc. (a)	69,276	304,814
Autobytel, Inc. (a)	36,362	596,337
Bankrate, Inc. (a)	208,141	1,631,825
Bazaarvoice, Inc. (a)(b)	250,070	1,000,280
Benefitfocus, Inc. (a)(b)	52,505	2,120,677
Blucora, Inc. (a)	169,389	1,753,176
Box, Inc. Class A (a)(b)	178,822	2,457,014
Bridgeline Digital, Inc. (a)(b)	4,849	3,782
Brightcove, Inc. (a)	134,313	1,731,295
BroadVision, Inc. (a)	7,417	43,983
Carbonite, Inc. (a)	75,203	1,049,834
Care.com, Inc. (a)	60,820	636,785
ChannelAdvisor Corp. (a)	96,748	1,204,513
CommerceHub, Inc.:
Series A, (a)(b)	53,243	787,464
Series C, (a)	106,487	1,568,554
comScore, Inc. (a)(b)	189,840	5,856,564
Cornerstone OnDemand, Inc. (a)	196,782	8,642,665
CoStar Group, Inc. (a)	129,297	26,796,803
Cvent, Inc. (a)	94,409	3,085,286
Demand Media, Inc. (a)	37,558	207,320
Determine, Inc. (a)	73,216	128,128
DHI Group, Inc. (a)	174,092	1,347,472
EarthLink Holdings Corp.	424,295	2,702,759
eGain Communications Corp. (a)	49,320	156,344
Endurance International Group Holdings, Inc. (a)(b)	258,797	2,057,436
Envestnet, Inc. (a)(b)	156,250	6,173,438
Everyday Health, Inc. (a)	102,418	784,522
Five9, Inc. (a)	108,105	1,620,494
Functionx, Inc. (a)(b)	108,458	31,724
GlowPoint, Inc. (a)	321,954	93,367
GoDaddy, Inc. (a)(b)	172,270	5,578,103
Gogo, Inc. (a)(b)	189,335	2,315,567
GrubHub, Inc. (a)(b)	308,234	12,505,053
GTT Communications, Inc. (a)(b)	103,149	2,189,853
Hortonworks, Inc. (a)(b)	143,208	1,141,368
IAC/InterActiveCorp	305,979	17,964,027
inContact, Inc. (a)	240,727	3,343,698
Instructure, Inc. (a)(b)	18,992	454,479
Internap Network Services Corp. (a)	217,848	520,657
IntraLinks Holdings, Inc. (a)	173,519	1,655,371
Inuvo, Inc. (a)	97,208	121,510
iPass, Inc. (a)	412,177	659,483
Issuer Direct Corp.	35,897	264,561
j2 Global, Inc.	183,174	12,486,972
Limelight Networks, Inc. (a)	235,738	419,614
LinkedIn Corp. Class A (a)	468,092	90,224,733
Liquidity Services, Inc. (a)	90,620	906,200
LivePerson, Inc. (a)	197,114	1,535,518
LogMeIn, Inc. (a)(b)	99,338	8,294,723
LookSmart Group, Inc.	19,066	2,622
Marchex, Inc. Class B (a)	112,959	311,767
Marin Software, Inc. (a)(b)	77,141	195,167
Match Group, Inc. (a)(b)	152,627	2,471,031
MaxPoint Interactive, Inc. (a)(b)	8,863	78,792
MeetMe, Inc. (a)	163,769	943,309
MINDBODY, Inc. (a)(b)	49,022	850,532
Monster Worldwide, Inc. (a)	344,947	1,262,506
Net Element International, Inc. (a)(b)	25,699	37,007
New Relic, Inc. (a)(b)	84,486	3,100,636
NIC, Inc.	259,272	5,958,071
NumereX Corp. Class A (a)(b)	50,190	375,923
Onvia.com, Inc. (a)	2,326	9,560
Pandora Media, Inc. (a)(b)	854,803	11,967,242
Prism Technologies Group, Inc. (a)	283	62
Q2 Holdings, Inc. (a)	94,503	2,676,325
QuinStreet, Inc. (a)	158,196	484,080
Qumu Corp. (a)	84,064	222,770
Quotient Technology, Inc. (a)(b)	241,470	3,129,451
Rackspace Hosting, Inc. (a)(b)	424,561	13,352,443
RealNetworks, Inc. (a)	91,284	437,250
Reis, Inc.	36,313	708,104
Remark Media, Inc. (a)(b)	45,073	205,984
RetailMeNot, Inc. (a)	140,863	1,593,161
Rightside Group Ltd. (a)(b)	34,488	325,222
Rocket Fuel, Inc. (a)(b)	112,159	336,477
Sajan, Inc. (a)	63,252	254,273
SecureWorks Corp. (b)	32,245	457,879
Shutterstock, Inc. (a)(b)	74,126	4,297,825
Spark Networks, Inc. (a)(b)	80,921	156,987
SPS Commerce, Inc. (a)	68,969	4,502,296
Stamps.com, Inc. (a)(b)	62,453	6,040,454
Support.com, Inc. (a)	167,715	142,558
Synacor, Inc. (a)(b)	97,357	274,547
TechTarget, Inc. (a)	66,813	538,513
Travelzoo, Inc. (a)	32,602	410,133
Tremor Video, Inc. (a)(b)	117,265	198,178
TrueCar, Inc. (a)(b)	232,205	2,240,778
Twitter, Inc. (a)(b)	2,424,728	46,579,025
Unwired Planet, Inc. (a)(b)	27,036	128,421
Web.com Group, Inc. (a)(b)	209,736	3,661,991
WebMD Health Corp. (a)(b)	151,006	7,787,379
Xactly Corp. (a)	33,531	467,087
XO Group, Inc. (a)	97,981	1,826,366
Yelp, Inc. (a)(b)	224,948	8,655,999
YuMe, Inc. (a)(b)	55,310	183,629
Zillow Group, Inc.:
Class A (a)(b)	203,603	6,887,889
Class C (a)(b)	390,707	13,225,432
		409,302,333
IT Services - 3.2%
Acxiom Corp. (a)(b)	309,484	8,043,489
ALJ Regional Holdings, Inc. (a)	9,858	45,051
Amdocs Ltd.	597,092	35,897,171
Black Knight Financial Services, Inc. Class A (a)(b)	74,091	2,891,031
Blackhawk Network Holdings, Inc. (a)	224,780	7,698,715
Booz Allen Hamilton Holding Corp. Class A	508,342	15,433,263
Broadridge Financial Solutions, Inc.	466,907	32,356,655
CACI International, Inc. Class A (a)	96,818	9,619,836
Cartesian, Inc. (a)	2,929	2,310
Cass Information Systems, Inc.	39,706	2,273,169
Ciber, Inc. (a)	291,584	352,817
Computer Sciences Corp.	549,260	25,837,190
Computer Task Group, Inc.	44,089	208,100
Convergys Corp. (b)	384,746	11,476,973
CoreLogic, Inc. (a)	352,989	14,479,609
CSG Systems International, Inc.	130,374	5,699,951
CSP, Inc.	3,555	32,208
Datalink Corp. (a)	78,353	763,158
DST Systems, Inc.	122,332	14,864,561
Edgewater Technology, Inc. (a)	28,583	253,817
EPAM Systems, Inc. (a)	169,327	11,549,795
Euronet Worldwide, Inc. (a)	194,822	15,120,135
Everi Holdings, Inc. (a)	288,895	609,568
EVERTEC, Inc.	252,566	4,308,776
ExlService Holdings, Inc. (a)	133,788	6,847,270
First Data Corp. Class A (a)	725,217	10,095,021
FleetCor Technologies, Inc. (a)	306,829	50,381,322
Forrester Research, Inc.	46,079	1,888,317
Gartner, Inc. Class A (a)	328,844	29,924,804
Genpact Ltd. (a)	607,058	14,362,992
Hackett Group, Inc.	102,623	1,677,886
Information Services Group, Inc. (a)	108,930	413,934
Innodata, Inc. (a)	58,124	133,685
Jack Henry & Associates, Inc.	312,168	27,242,901
Leidos Holdings, Inc.	564,818	22,880,777
Lionbridge Technologies, Inc. (a)(b)	236,377	1,151,156
ManTech International Corp. Class A	100,710	4,032,428
Mattersight Corp. (a)(b)	47,315	184,055
Maximus, Inc.	255,978	15,056,626
ModusLink Global Solutions, Inc. (a)(b)	128,863	185,563
MoneyGram International, Inc. (a)	117,075	851,135
NCI, Inc. Class A	29,120	351,187
Neustar, Inc. Class A (a)(b)	212,708	5,404,910
Perficient, Inc. (a)	146,114	2,917,897
PFSweb, Inc. (a)	60,946	588,129
Planet Payment, Inc. (a)(b)	177,497	637,214
PRG-Schultz International, Inc. (a)	115,194	555,235
Sabre Corp.	807,420	22,728,873
Science Applications International Corp.	164,660	10,506,955
ServiceSource International, Inc. (a)(b)	263,840	1,335,030
Square, Inc. (a)(b)	120,214	1,465,409
StarTek, Inc. (a)	22,269	125,152
Sykes Enterprises, Inc. (a)	160,531	4,692,321
Syntel, Inc. (a)	129,694	5,987,972
Sysorex Global (a)	4,486	1,840
Teletech Holdings, Inc.	76,566	2,170,646
Travelport Worldwide Ltd.	449,584	6,172,788
Unisys Corp. (a)(b)	198,564	2,005,496
Vantiv, Inc. (a)	618,550	33,240,877
Virtusa Corp. (a)	108,169	2,837,273
WEX, Inc. (a)	151,115	15,007,231
WidePoint Corp. (a)(b)	269,166	127,154
WPCS International, Inc. (a)	1,864	2,311
		525,989,120
Semiconductors & Semiconductor Equipment - 2.3%
Acacia Communications, Inc.	18,569	2,073,229
Adesto Technologies Corp. (b)	37,054	88,189
Advanced Energy Industries, Inc. (a)	160,416	7,050,283
Advanced Micro Devices, Inc. (a)(b)	2,547,505	18,851,537
AEHR Test Systems (a)(b)	9,000	21,600
Alpha & Omega Semiconductor Ltd. (a)	74,899	1,578,122
Amkor Technology, Inc. (a)	383,872	3,493,235
Amtech Systems, Inc. (a)	43,995	234,933
Applied Micro Circuits Corp. (a)(b)	335,692	2,343,130
Axcelis Technologies, Inc. (a)	114,841	1,347,085
AXT, Inc. (a)	144,696	617,852
Brooks Automation, Inc.	286,170	3,608,604
Cabot Microelectronics Corp.	97,266	4,836,066
Cavium, Inc. (a)(b)	257,551	14,340,440
Ceva, Inc. (a)	81,497	2,565,526
Cirrus Logic, Inc. (a)	246,062	12,487,647
Cohu, Inc.	103,754	1,127,806
Cree, Inc. (a)(b)	400,803	9,623,280
CVD Equipment Corp. (a)	12,898	111,955
CyberOptics Corp. (a)	26,810	541,830
Cypress Semiconductor Corp. (b)	1,232,751	14,706,719
Diodes, Inc. (a)	155,189	3,195,342
DSP Group, Inc. (a)	84,313	972,972
Entegris, Inc. (a)	559,265	9,529,876
Exar Corp. (a)	192,113	1,748,228
Fairchild Semiconductor International, Inc. (a)	460,242	9,158,816
FormFactor, Inc. (a)	290,009	3,001,593
GigOptix, Inc. (a)(b)	241,788	454,561
GSI Technology, Inc. (a)	51,850	253,547
Inphi Corp. (a)	142,352	6,131,101
Integrated Device Technology, Inc. (a)	526,884	10,585,100
Intermolecular, Inc. (a)	45,789	53,573
Intersil Corp. Class A	534,697	10,554,919
Intest Corp. (a)	34,005	127,179
IXYS Corp.	98,319	1,142,467
Kopin Corp. (a)(b)	237,447	512,886
Kulicke & Soffa Industries, Inc. (a)	287,228	3,512,798
Lattice Semiconductor Corp. (a)(b)	481,037	2,958,378
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	79,095	3,258,714
Marvell Technology Group Ltd.	1,869,973	23,187,665
Maxim Integrated Products, Inc.	1,123,774	45,760,077
MaxLinear, Inc. Class A (a)	210,989	4,044,659
Microsemi Corp. (a)	447,963	17,900,601
MKS Instruments, Inc.	211,992	10,332,490
Monolithic Power Systems, Inc.	145,096	11,131,765
MoSys, Inc. (a)(b)	165,767	117,695
Nanometrics, Inc. (a)	103,963	2,114,607
NeoPhotonics Corp. (a)	109,639	1,636,910
NVE Corp.	19,506	1,132,323
ON Semiconductor Corp. (a)	1,628,769	17,590,705
PDF Solutions, Inc. (a)	106,027	1,775,952
Photronics, Inc. (a)(b)	270,718	2,588,064
Pixelworks, Inc. (a)(b)	90,594	248,228
Power Integrations, Inc.	113,813	6,646,679
QuickLogic Corp. (a)	211,902	175,879
Rambus, Inc. (a)(b)	450,874	6,231,079
Rubicon Technology, Inc. (a)(b)	86,191	52,602
Rudolph Technologies, Inc. (a)(b)	136,095	2,387,106
Semtech Corp. (a)	259,769	6,909,855
Sigma Designs, Inc. (a)	138,524	1,040,315
Silicon Laboratories, Inc. (a)	155,606	8,916,224
SolarEdge Technologies, Inc. (a)(b)	26,733	454,996
SunEdison Semiconductor Ltd. (a)(b)	172,170	1,978,233
SunPower Corp. (a)(b)	213,740	2,128,850
Sunworks, Inc. (a)(b)	47,552	136,950
Synaptics, Inc. (a)(b)	147,153	8,383,306
Teradyne, Inc.	797,053	16,785,936
Tessera Technologies, Inc.	193,377	6,485,865
Ultra Clean Holdings, Inc. (a)	117,268	852,538
Ultratech, Inc. (a)	106,978	2,675,520
Veeco Instruments, Inc. (a)(b)	162,610	3,198,539
Xcerra Corp. (a)	206,830	1,212,024
		385,015,355
Software - 4.4%
8x8, Inc. (a)	354,571	4,705,157
A10 Networks, Inc. (a)	159,962	1,575,626
ACI Worldwide, Inc. (a)	462,843	8,840,301
American Software, Inc. Class A	107,380	1,117,826
ANSYS, Inc. (a)	348,963	33,182,892
Aspen Technology, Inc. (a)	326,049	14,822,188
Asure Software, Inc. (a)	1,517	7,919
Aware, Inc. (a)	24,496	125,664
Barracuda Networks, Inc. (a)	86,573	2,008,494
Blackbaud, Inc. (b)	187,971	12,663,606
Bottomline Technologies, Inc. (a)(b)	155,004	3,579,042
BroadSoft, Inc. (a)(b)	116,470	5,323,844
BSQUARE Corp. (a)	35,898	179,490
Cadence Design Systems, Inc. (a)	1,185,279	30,153,498
Callidus Software, Inc. (a)	224,822	4,343,561
CDK Global, Inc.	614,783	35,645,118
CommVault Systems, Inc. (a)	163,569	8,430,346
COPsync, Inc. (b)	18,147	18,147
Covisint Corp. (a)	156,273	346,926
Datawatch Corp. (a)(b)	28,143	195,031
Digimarc Corp. (a)(b)	37,400	1,350,888
Digital Turbine, Inc. (a)(b)	162,229	225,498
Document Security Systems, Inc. (a)	20,445	15,334
Ebix, Inc.	99,460	5,669,220
Ellie Mae, Inc. (a)	130,859	12,807,170
EnerNOC, Inc. (a)(b)	110,925	633,382
EPIQ Systems, Inc.	130,937	2,149,986
Evolving Systems, Inc.	27,515	112,812
Exa Corp. (a)	10,922	173,441
Fair Isaac Corp.	123,174	15,758,882
FalconStor Software, Inc. (a)	102,011	105,071
Finjan Holdings, Inc. (a)(b)	93,776	146,291
FireEye, Inc. (a)(b)	585,240	8,404,046
Form Holdings Corp. (a)(b)	47,633	97,648
Fortinet, Inc. (a)	575,972	20,815,628
Gigamon, Inc. (a)	112,137	4,956,455
Globalscape, Inc.	29,423	102,392
Glu Mobile, Inc. (a)(b)	469,639	1,103,652
GSE Systems, Inc. (a)	33,148	86,848
Guidance Software, Inc. (a)(b)	71,315	424,324
Guidewire Software, Inc. (a)(b)	287,531	17,691,782
HubSpot, Inc. (a)(b)	41,424	2,308,974
Imperva, Inc. (a)	108,558	4,886,196
Infoblox, Inc. (a)	213,320	4,577,847
Interactive Intelligence Group, Inc. (a)(b)	69,585	4,164,662
Jive Software, Inc. (a)	189,412	799,319
Majesco (a)(b)	52,545	275,336
Majesco Entertainment Co.	24,635	93,859
MAM Software Group, Inc. (a)	1,188	7,080
Manhattan Associates, Inc. (a)	285,772	17,294,921
Mentor Graphics Corp.	398,885	9,577,229
MicroStrategy, Inc. Class A (a)	36,900	6,154,551
Mitek Systems, Inc. (a)(b)	116,958	908,764
MobileIron, Inc. (a)	167,234	503,374
Model N, Inc. (a)	87,025	932,908
Monotype Imaging Holdings, Inc.	165,521	3,492,493
NetSol Technologies, Inc. (a)	37,185	223,482
NetSuite, Inc. (a)(b)	148,823	16,206,825
Nuance Communications, Inc. (a)	883,718	12,884,608
NXT-ID, Inc. (a)(b)	21,173	9,486
Parametric Technology Corp. (a)	451,544	19,267,382
Park City Group, Inc. (a)(b)	44,265	428,928
Paycom Software, Inc. (a)(b)	147,070	7,550,574
Paylocity Holding Corp. (a)(b)	82,975	3,736,364
Pegasystems, Inc.	151,785	3,908,464
Progress Software Corp. (a)	207,076	6,007,275
Proofpoint, Inc. (a)(b)	163,517	12,582,633
PROS Holdings, Inc. (a)	104,011	2,046,936
QAD, Inc.:
Class A	27,311	632,796
Class B	24,367	464,191
Qualys, Inc. (a)	93,705	3,223,452
Rapid7, Inc. (a)(b)	30,222	543,089
RealPage, Inc. (a)(b)	214,782	5,528,489
RingCentral, Inc. (a)	232,741	5,108,665
Rosetta Stone, Inc. (a)(b)	68,940	609,430
Rovi Corp. (a)(b)	328,404	6,722,430
SeaChange International, Inc. (a)	126,310	368,825
ServiceNow, Inc. (a)(b)	607,862	44,173,332
Silver Spring Networks, Inc. (a)	150,654	2,056,427
SITO Mobile Ltd. (a)(b)	68,717	347,708
Smith Micro Software, Inc. (a)(b)	33,232	80,089
Sonic Foundry, Inc. (a)(b)	57,013	344,929
Splunk, Inc. (a)(b)	525,345	30,596,093
SS&C Technologies Holdings, Inc. (b)	637,752	21,013,928
Synchronoss Technologies, Inc. (a)(b)	159,681	6,666,682
Synopsys, Inc. (a)	598,375	35,477,654
Tableau Software, Inc. (a)	219,167	12,718,261
Take-Two Interactive Software, Inc. (a)(b)	335,436	14,581,403
Tangoe, Inc. (a)(b)	160,043	1,486,799
TeleNav, Inc. (a)	114,448	667,232
The Rubicon Project, Inc. (a)	90,991	773,424
TiVo, Inc. (a)	385,131	4,086,240
Tubemogul, Inc. (a)(b)	67,938	616,877
Tyler Technologies, Inc. (a)	129,247	21,190,046
Ultimate Software Group, Inc. (a)(b)	113,623	23,740,390
Upland Software, Inc. (a)	16,242	138,057
Varonis Systems, Inc. (a)(b)	63,496	1,876,307
Vasco Data Security International, Inc. (a)(b)	130,130	2,372,270
Verint Systems, Inc. (a)	248,544	8,480,321
VirnetX Holding Corp. (a)(b)	187,525	496,941
VMware, Inc. Class A (a)(b)	313,181	22,965,563
Voltari Corp. (a)(b)	19,368	58,104
Workday, Inc. Class A (a)(b)	467,067	39,602,611
Workiva, Inc. (a)(b)	89,268	1,594,326
Zedge, Inc. (a)	23,011	102,629
Zendesk, Inc. (a)(b)	223,244	6,817,872
Zix Corp. (a)(b)	279,934	1,066,549
Zynga, Inc. (a)	2,964,129	8,092,072
		738,408,399
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	419,349	6,080,561
Avid Technology, Inc. (a)	126,635	1,138,449
Concurrent Computer Corp. (b)	30,661	167,102
CPI Card Group (b)	72,158	398,312
Cray, Inc. (a)	161,633	3,701,396
Crossroads Systems, Inc. (a)(b)	1,845	7,841
Dataram Corp. (a)	1,314	1,840
Diebold, Inc.	296,442	8,318,163
Eastman Kodak Co. (a)	162,328	2,514,461
Electronics for Imaging, Inc. (a)(b)	186,466	8,778,819
Hutchinson Technology, Inc. (a)	147,258	220,887
Imation Corp. (a)(b)	119,007	98,788
Immersion Corp. (a)(b)	113,167	820,461
Intevac, Inc. (a)	82,658	500,907
ITUS Corp. (a)(b)	34,351	137,748
Lexmark International, Inc. Class A	247,749	8,871,892
NCR Corp. (a)	488,129	16,523,167
Nimble Storage, Inc. (a)(b)	229,079	1,883,029
Pure Storage, Inc. Class A (a)(b)	276,359	3,236,164
Qualstar Corp. (a)	25,985	100,042
Quantum Corp. (a)	1,141,666	732,036
Silicon Graphics International Corp. (a)	140,864	1,086,061
Super Micro Computer, Inc. (a)	147,157	3,183,006
Transact Technologies, Inc.	28,331	213,616
U.S.A. Technologies, Inc. (a)(b)	146,773	730,930
Violin Memory, Inc. (a)(b)	78,419	142,723
Xplore Technologies Corp. (a)	14,878	36,154
		69,624,555

TOTAL INFORMATION TECHNOLOGY		2,819,911,066

MATERIALS - 5.1%
Chemicals - 2.5%
A. Schulman, Inc.	116,776	2,977,788
AgroFresh Solutions, Inc. (a)(b)	102,879	624,476
American Vanguard Corp.	103,770	1,748,525
Ashland, Inc.	240,129	28,114,303
Axalta Coating Systems (a)	848,006	24,269,932
Balchem Corp.	128,804	9,020,144
BioAmber, Inc. (a)(b)	57,670	216,263
Cabot Corp.	246,219	12,276,479
Calgon Carbon Corp.	200,881	2,912,775
Celanese Corp. Class A	580,905	37,427,709
Chase Corp.	30,419	1,958,071
Chemtura Corp. (a)	260,922	7,825,051
Codexis, Inc. (a)	118,941	495,984
Core Molding Technologies, Inc. (a)	30,292	443,778
Ferro Corp. (a)	330,611	4,410,351
Flotek Industries, Inc. (a)(b)	214,512	3,324,936
FutureFuel Corp.	89,835	1,050,171
H.B. Fuller Co.	200,779	9,532,987
Hawkins, Inc.	39,420	1,721,866
Huntsman Corp.	771,379	13,337,143
Ingevity Corp. (a)	167,983	7,455,086
Innophos Holdings, Inc.	76,978	3,250,011
Innospec, Inc.	97,639	5,788,040
Intrepid Potash, Inc. (a)	215,299	297,113
KMG Chemicals, Inc.	32,018	898,425
Koppers Holdings, Inc. (a)	81,226	2,651,217
Kraton Performance Polymers, Inc. (a)	121,712	4,388,935
Kronos Worldwide, Inc.	93,968	835,376
LSB Industries, Inc. (a)(b)	82,201	986,412
Marrone Bio Innovations, Inc. (a)(b)	53,732	74,687
Metabolix, Inc. (a)(b)	20,616	8,576
Minerals Technologies, Inc.	137,733	9,719,818
NewMarket Corp.	39,869	17,301,153
Northern Technologies International Corp. (a)	5,288	71,388
Olin Corp. (b)	650,682	14,080,758
OMNOVA Solutions, Inc. (a)	176,347	1,763,470
Platform Specialty Products Corp. (a)(b)	608,574	5,507,595
PolyOne Corp.	334,715	11,537,626
Quaker Chemical Corp.	55,249	5,524,900
Rayonier Advanced Materials, Inc. (b)	171,408	2,108,318
RPM International, Inc.	526,808	28,726,840
Senomyx, Inc. (a)(b)	176,669	773,810
Sensient Technologies Corp.	183,659	13,449,349
Stepan Co.	74,135	5,208,725
Terravia Holdings, Inc. (a)(b)	284,081	752,815
The Chemours Co. LLC	723,258	9,539,773
The Scotts Miracle-Gro Co. Class A	179,605	14,871,294
TOR Minerals International, Inc. (a)	3,831	23,561
Trecora Resources (a)	74,645	815,123
Tredegar Corp.	97,247	1,832,133
Trinseo SA	146,102	8,453,462
Tronox Ltd. Class A (b)	257,877	2,354,417
Valhi, Inc.	74,540	190,077
Valspar Corp.	288,013	30,359,450
W.R. Grace & Co.	280,886	21,945,623
Westlake Chemical Corp.	155,449	8,055,367
		405,289,455
Construction Materials - 0.2%
Eagle Materials, Inc.	189,515	15,231,321
Headwaters, Inc. (a)	288,491	5,230,342
Summit Materials, Inc.	299,410	5,910,353
Tecnoglass, Inc. (a)(b)	9,010	113,977
U.S. Concrete, Inc. (a)(b)	53,594	2,841,554
United States Lime & Minerals, Inc.	8,034	515,220
		29,842,767
Containers & Packaging - 1.1%
AEP Industries, Inc.	17,565	1,942,689
Aptargroup, Inc.	251,240	19,591,695
Bemis Co., Inc. (b)	373,190	19,629,794
Berry Plastics Group, Inc. (a)	477,317	21,665,419
Crown Holdings, Inc. (a)	546,022	29,610,773
Graphic Packaging Holding Co.	1,277,122	18,313,929
Greif, Inc.:
Class A	135,805	5,789,367
Class B	6,493	363,608
Myers Industries, Inc.	100,702	1,445,074
Packaging Corp. of America	371,724	29,228,658
Silgan Holdings, Inc.	161,696	7,780,812
Sonoco Products Co.	394,525	20,333,819
UFP Technologies, Inc. (a)	22,606	561,533
		176,257,170
Metals & Mining - 1.0%
A.M. Castle & Co. (a)(b)	69,394	96,458
AK Steel Holding Corp. (a)(b)	934,117	4,166,162
Allegheny Technologies, Inc. (b)	431,112	7,354,771
Ampco-Pittsburgh Corp.	37,064	400,291
Carpenter Technology Corp.	185,028	6,712,816
Century Aluminum Co. (a)(b)	196,626	1,234,811
Cliffs Natural Resources, Inc. (a)(b)	832,988	4,748,032
Coeur d'Alene Mines Corp. (a)	590,012	7,516,753
Commercial Metals Co. (b)	458,822	7,120,917
Compass Minerals International, Inc.	134,426	10,018,770
Comstock Mining, Inc. (a)(b)	223,980	81,417
Friedman Industries	19,700	112,684
General Moly, Inc. (a)(b)	202,841	61,075
Gold Resource Corp.	219,375	1,145,138
Golden Minerals Co. (a)(b)	165,129	120,544
Handy & Harman Ltd. (a)	25,445	568,696
Haynes International, Inc.	51,538	1,901,237
Hecla Mining Co. (b)	1,524,016	8,504,009
Kaiser Aluminum Corp.	73,984	6,305,656
Materion Corp.	84,476	2,478,526
McEwen Mining, Inc. (b)	904,586	3,102,730
Mines Management, Inc. (a)(b)	69,165	84,381
Olympic Steel, Inc.	36,655	708,541
Paramount Gold Nevada Corp. (a)	22,744	39,802
Pershing Gold Corp. (a)(b)	69,048	288,621
Real Industries, Inc. (a)	102,876	706,758
Reliance Steel & Aluminum Co.	284,771	20,526,294
Royal Gold, Inc.	260,282	19,083,876
Ryerson Holding Corp. (a)	62,218	752,216
Schnitzer Steel Industries, Inc. Class A	107,315	2,015,376
Solitario Exploration & Royalty Corp. (a)(b)	57,827	42,792
Steel Dynamics, Inc.	960,411	23,645,319
Stillwater Mining Co. (a)(b)	479,455	6,065,106
SunCoke Energy, Inc.	256,065	1,669,544
Synalloy Corp.	24,589	172,615
TimkenSteel Corp. (b)	155,096	1,527,696
U.S. Antimony Corp. (a)(b)	114,807	44,763
United States Steel Corp. (b)	656,901	12,770,155
Universal Stainless & Alloy Products, Inc. (a)	23,505	256,675
Worthington Industries, Inc.	176,161	7,557,307
		171,709,330
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	153,359	4,024,140
Clearwater Paper Corp. (a)	68,224	4,234,664
Deltic Timber Corp.	46,285	3,282,995
Domtar Corp.	246,320	9,192,662
Kapstone Paper & Packaging Corp.	343,407	6,013,057
Louisiana-Pacific Corp. (a)(b)	563,651	10,979,921
Mercer International, Inc. (SBI)	177,459	1,474,684
Neenah Paper, Inc.	66,522	5,350,364
P.H. Glatfelter Co.	174,467	3,867,933
Rentech, Inc. (a)(b)	91,963	331,986
Resolute Forest Products (a)(b)	362,934	2,105,017
Schweitzer-Mauduit International, Inc.	124,757	4,900,455
		55,757,878

TOTAL MATERIALS		838,856,600

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc. (a)	196,814	330,648
Atlantic Tele-Network, Inc.	46,527	3,040,074
Cincinnati Bell, Inc. (a)	839,784	3,510,297
Cogent Communications Group, Inc.	163,568	5,813,207
Consolidated Communications Holdings, Inc.	198,269	4,768,369
Elephant Talk Communication, Inc. (a)(b)	798,023	139,654
FairPoint Communications, Inc. (a)(b)	85,245	1,188,315
Fusion Telecommunications International (a)(b)	48,146	77,034
General Communications, Inc. Class A (a)	127,853	1,777,157
Globalstar, Inc. (a)(b)	1,073,138	1,674,095
Hawaiian Telcom Holdco, Inc. (a)	45,396	1,015,962
IDT Corp. Class B	69,033	1,027,901
Inteliquent, Inc.	144,301	2,401,169
Intelsat SA (a)(b)	155,781	420,609
Iridium Communications, Inc. (a)(b)	322,732	2,688,358
Lumos Networks Corp. (a)	98,569	1,355,324
Ooma, Inc. (a)	10,798	94,267
ORBCOMM, Inc. (a)	257,128	2,558,424
PDVWireless, Inc. (a)(b)	45,934	1,175,451
SBA Communications Corp. Class A (a)	497,366	56,774,329
Straight Path Communications, Inc. Class B (a)(b)	39,986	947,668
Towerstream Corp. (a)(b)	21,733	47,813
Vonage Holdings Corp. (a)(b)	735,619	4,273,946
Windstream Holdings, Inc. (b)	377,820	3,215,248
Zayo Group Holdings, Inc. (a)	163,131	4,732,430
		105,047,749
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	136,671	1,161,704
Leap Wireless International, Inc. rights (a)	194,908	639,298
NII Holdings, Inc. (a)(b)	406,747	1,354,468
Shenandoah Telecommunications Co.	182,081	4,683,123
Spok Holdings, Inc.	83,733	1,385,781
Sprint Corp. (a)(b)	3,155,685	19,502,133
T-Mobile U.S., Inc. (a)	1,100,179	50,982,295
Telephone & Data Systems, Inc.	375,749	10,472,125
U.S. Cellular Corp. (a)	55,732	2,074,345
		92,255,272

TOTAL TELECOMMUNICATION SERVICES		197,303,021

UTILITIES - 3.4%
Electric Utilities - 1.1%
Allete, Inc.	189,510	11,237,943
El Paso Electric Co.	163,435	7,467,345
Empire District Electric Co.	171,708	5,807,165
Genie Energy Ltd. Class B	65,626	418,694
Great Plains Energy, Inc.	584,808	15,883,385
Hawaiian Electric Industries, Inc.	433,198	13,000,272
IDACORP, Inc.	197,672	15,036,909
ITC Holdings Corp.	595,050	26,908,161
MGE Energy, Inc.	152,057	8,354,012
OGE Energy Corp. (b)	789,815	24,586,941
Otter Tail Corp.	163,816	5,609,060
PNM Resources, Inc.	319,164	10,146,224
Portland General Electric Co.	356,807	15,025,143
Spark Energy, Inc. Class A, (b)	22,934	664,857
Westar Energy, Inc.	551,948	30,324,023
		190,470,134
Gas Utilities - 1.2%
Atmos Energy Corp.	398,712	29,385,074
Chesapeake Utilities Corp.	64,257	4,089,958
Delta Natural Gas Co., Inc.	18,073	449,656
Gas Natural, Inc.	40,523	298,249
National Fuel Gas Co.	337,313	19,247,080
New Jersey Resources Corp.	349,051	11,742,076
Northwest Natural Gas Co.	117,509	7,018,813
ONE Gas, Inc.	216,037	13,227,946
Piedmont Natural Gas Co., Inc. (b)	314,037	18,873,624
Questar Corp.	693,080	17,333,931
RGC Resources, Inc.	3,401	79,447
South Jersey Industries, Inc. (b)	312,580	9,277,374
Southwest Gas Corp.	187,824	13,113,872
Spire, Inc.	184,340	11,926,798
UGI Corp.	671,081	30,520,764
WGL Holdings, Inc. (b)	205,549	12,916,699
		199,501,361
Independent Power and Renewable Electricity Producers - 0.3%
American DG Energy, Inc. (a)(b)	66,943	16,066
Calpine Corp. (a)	1,294,961	16,161,113
Dynegy, Inc. (a)(b)	429,398	5,440,473
NRG Yield, Inc.:
Class A	127,027	2,043,864
Class C	261,622	4,405,714
Ormat Technologies, Inc.	139,703	6,761,625
Pattern Energy Group, Inc. (b)	260,216	6,193,141
Talen Energy Corp. (a)(b)	257,819	3,560,480
TerraForm Global, Inc. (b)	196,426	711,062
Terraform Power, Inc. (b)	294,092	3,776,141
U.S. Geothermal, Inc. (a)(b)	370,926	267,104
Vivint Solar, Inc. (a)(b)	83,920	266,866
		49,603,649
Multi-Utilities - 0.5%
Avangrid, Inc.	224,679	9,346,646
Avista Corp.	249,992	10,154,675
Black Hills Corp. (b)	203,305	11,895,376
MDU Resources Group, Inc.	762,082	17,962,273
NorthWestern Energy Corp.	188,779	10,915,202
Unitil Corp.	68,493	2,708,213
Vectren Corp.	325,919	15,940,698
		78,923,083
Water Utilities - 0.3%
American States Water Co.	149,290	5,819,324
Aqua America, Inc.	700,770	21,310,416
Artesian Resources Corp. Class A	30,130	827,671
Cadiz, Inc. (a)(b)	56,904	442,144
California Water Service Group	198,542	6,053,546
Connecticut Water Service, Inc.	52,319	2,426,032
Middlesex Water Co.	74,490	2,485,731
Pure Cycle Corp. (a)(b)	69,664	335,084
SJW Corp.	65,990	2,817,113
York Water Co.	52,960	1,498,768
		44,015,829

TOTAL UTILITIES		562,514,056

TOTAL COMMON STOCKS
(Cost $13,082,218,382)		16,528,650,576
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.44% 9/1/16 to 9/15/16(c)
(Cost $7,999,149)	8,000,000	7,999,580
	Shares	Value

Money Market Funds - 20.1%
Fidelity Cash Central Fund, 0.42% (d)	23,267,975	$23,267,975
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	3,316,084,562	3,316,084,562
TOTAL MONEY MARKET FUNDS
(Cost $3,339,352,537)		3,339,352,537
TOTAL INVESTMENT PORTFOLIO - 119.9%
(Cost $16,429,570,068)		19,876,002,693
NET OTHER ASSETS (LIABILITIES) - (19.9)%		(3,294,090,222)
NET ASSETS - 100%		$16,581,912,471
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
163 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2016	25,489,940	$792,581
309 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	38,278,920	1,699,017
TOTAL FUTURES CONTRACTS			$2,491,598

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,696,773.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,510
Fidelity Securities Lending Cash Central Fund	19,338,262
Total	$19,412,772

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,601,214,784	$2,601,214,784	$--	$--
Consumer Staples	587,858,188	587,833,348	--	24,840
Energy	621,005,158	621,005,158	--	--
Financials	4,262,118,706	4,261,738,772	301	379,633
Health Care	1,958,135,793	1,956,767,227	--	1,368,566
Industrials	2,079,733,204	2,079,730,927	2,277	--
Information Technology	2,819,911,066	2,819,911,066	--	--
Materials	838,856,600	838,856,600	--	--
Telecommunication Services	197,303,021	196,663,723	--	639,298
Utilities	562,514,056	562,514,056	--	--
U.S. Government and Government Agency Obligations	7,999,580	--	7,999,580	--
Money Market Funds	3,339,352,537	3,339,352,537	--	--
Total Investments in Securities:	$19,876,002,693	$19,865,588,198	$8,002,158	$2,412,337
Derivative Instruments:
Assets
Futures Contracts	$2,491,598	$2,491,598	$--	$--
Total Assets	$2,491,598	$2,491,598	$--	$--
Total Derivative Instruments:	$2,491,598	$2,491,598	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,491,598	$0
Total Equity Risk	2,491,598	0
Total Value of Derivatives	$2,491,598	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,204,649,455) — See accompanying schedule: Unaffiliated issuers (cost $13,090,217,531)	$16,536,650,156
Fidelity Central Funds (cost $3,339,352,537)	3,339,352,537
Total Investments (cost $16,429,570,068)		$19,876,002,693
Cash		9,160,223
Receivable for investments sold		2,562,685
Receivable for fund shares sold		9,536,374
Dividends receivable		13,060,094
Distributions receivable from Fidelity Central Funds		3,263,467
Receivable for daily variation margin for derivative instruments		833
Other receivables		1,019
Total assets		19,913,587,388
Liabilities
Payable for fund shares redeemed	$14,342,844
Accrued management fee	621,025
Payable for daily variation margin for derivative instruments	298,538
Other affiliated payables	327,948
Collateral on securities loaned, at value	3,316,084,562
Total liabilities		3,331,674,917
Net Assets		$16,581,912,471
Net Assets consist of:
Paid in capital		$12,728,393,235
Undistributed net investment income		127,198,079
Accumulated undistributed net realized gain (loss) on investments		277,396,934
Net unrealized appreciation (depreciation) on investments		3,448,924,223
Net Assets		$16,581,912,471
Investor Class:
Net Asset Value, offering price and redemption price per share ($870,863,666 ÷ 16,080,311 shares)		$54.16
Premium Class:
Net Asset Value, offering price and redemption price per share ($13,716,435,684 ÷ 253,241,524 shares)		$54.16
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,994,613,121 ÷ 36,833,272 shares)		$54.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$113,560,237
Interest		16,961
Income from Fidelity Central Funds (including $19,338,262 from security lending)		19,412,772
Total income		132,989,970
Expenses
Management fee	$4,335,696
Transfer agent fees	1,311,917
Independent trustees' fees and expenses	34,521
Interest	3,103
Miscellaneous	21,177
Total expenses before reductions	5,706,414
Expense reductions	(58,877)	5,647,537
Net investment income (loss)		127,342,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	313,242,651
Futures contracts	16,051,619
Total net realized gain (loss)		329,294,270
Change in net unrealized appreciation (depreciation) on: Investment securities	2,223,665,533
Futures contracts	(1,208,559)
Total change in net unrealized appreciation (depreciation)		2,222,456,974
Net gain (loss)		2,551,751,244
Net increase (decrease) in net assets resulting from operations		$2,679,093,677

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,342,433	$229,271,508
Net realized gain (loss)	329,294,270	684,819,851
Change in net unrealized appreciation (depreciation)	2,222,456,974	(3,425,988,864)
Net increase (decrease) in net assets resulting from operations	2,679,093,677	(2,511,897,505)
Distributions to shareholders from net investment income	(30,808,452)	(215,684,984)
Distributions to shareholders from net realized gain	(113,192,522)	(722,966,259)
Total distributions	(144,000,974)	(938,651,243)
Share transactions - net increase (decrease)	(293,266,797)	1,685,965,054
Redemption fees	227,440	628,490
Total increase (decrease) in net assets	2,242,053,346	(1,763,955,204)
Net Assets
Beginning of period	14,339,859,125	16,103,814,329
End of period	$16,581,912,471	$14,339,859,125
Other Information
Undistributed net investment income end of period	$127,198,079	$30,664,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$46.00	$57.40	$55.29	$43.12	$39.66	$40.35
Income from Investment Operations
Net investment income (loss)B	.40	.75	.74	.67	.73	.48
Net realized and unrealized gain (loss)	8.22	(8.99)	3.62	13.09	4.61	.10
Total from investment operations	8.62	(8.24)	4.36	13.76	5.34	.58
Distributions from net investment income	(.10)	(.71)	(.70)	(.54)	(.70)	(.45)
Distributions from net realized gain	(.36)	(2.45)	(1.55)	(1.06)	(1.17)	(.84)
Total distributions	(.46)	(3.16)	(2.25)	(1.60)	(1.88)C	(1.28)D
Redemption fees added to paid in capitalB	–E	–E	–E	.01	–E	.01
Net asset value, end of period	$54.16	$46.00	$57.40	$55.29	$43.12	$39.66
Total ReturnF,G	18.82%	(14.86)%	8.23%	32.38%	14.00%	1.76%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.58%J	1.39%	1.36%	1.35%	1.85%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$870,864	$1,392,793	$1,992,558	$1,803,152	$971,857	$2,606,631
Portfolio turnover rateK	14%J	12%L	7%	14%	10%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

 D Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$46.00	$57.40	$55.30	$43.12	$39.66	$40.36
Income from Investment Operations
Net investment income (loss)B	.41	.77	.76	.68	.75	.48
Net realized and unrealized gain (loss)	8.21	(8.99)	3.61	13.11	4.60	.10
Total from investment operations	8.62	(8.22)	4.37	13.79	5.35	.58
Distributions from net investment income	(.10)	(.73)	(.72)	(.56)	(.72)	(.46)
Distributions from net realized gain	(.36)	(2.45)	(1.55)	(1.06)	(1.17)	(.84)
Total distributions	(.46)	(3.18)	(2.27)	(1.62)	(1.89)	(1.29)C
Redemption fees added to paid in capitalB	–D	–D	–D	.01	–D	.01
Net asset value, end of period	$54.16	$46.00	$57.40	$55.30	$43.12	$39.66
Total ReturnE,F	18.83%	(14.83)%	8.24%	32.44%	14.04%	1.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.61%I	1.42%	1.39%	1.38%	1.88%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$13,716,436	$11,837,818	$13,356,931	$12,280,754	$7,173,852	$3,910,289
Portfolio turnover rateJ	14%I	12%K	7%	14%	10%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$45.99	$57.39	$55.28	$43.11	$39.66	$34.67
Income from Investment Operations
Net investment income (loss)C	.42	.76	.76	.72	.75	.25
Net realized and unrealized gain (loss)	8.20	(8.98)	3.63	13.06	4.60	5.52
Total from investment operations	8.62	(8.22)	4.39	13.78	5.35	5.77
Distributions from net investment income	(.10)	(.73)	(.72)	(.56)	(.72)	(.40)
Distributions from net realized gain	(.36)	(2.45)	(1.55)	(1.06)	(1.17)	(.38)
Total distributions	(.46)	(3.18)	(2.28)D	(1.62)	(1.90)E	(.78)
Redemption fees added to paid in capitalC	–F	–F	–F	.01	–F	–F
Net asset value, end of period	$54.15	$45.99	$57.39	$55.28	$43.11	$39.66
Total ReturnG,H	18.84%	(14.83)%	8.27%	32.44%	14.04%	16.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	.06%K,L	.07%	.07%	.07%	.07%	.07%K
Expenses net of fee waivers, if any	.06%K,M	.06%	.06%	.06%	.06%	.06%K
Expenses net of all reductions	.06%K,M	.06%	.06%	.06%	.06%	.06%K
Net investment income (loss)	1.63%K	1.43%	1.40%	1.39%	1.89%	1.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,994,613	$1,109,249	$754,325	$95,747	$226	$117
Portfolio turnover rateN	14%K	12%O	7%	14%	10%	11%P

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 E Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount represents .061%.

 M Amount represents .055%.

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

 P Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.1	2.0
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.6
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2	1.1
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8	0.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.8	0.8
	11.7

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	23.7
Industrials	14.1	13.0
Consumer Staples	12.4	12.7
Consumer Discretionary	12.2	12.9
Health Care	11.0	11.7
Materials	6.9	6.0
Information Technology	5.6	5.1
Telecommunication Services	4.8	5.0
Energy	4.8	4.6
Utilities	4.1	4.3

Geographic Diversification (% of fund's net assets)

As of August 31, 2016
Japan	23.7%
United Kingdom	17.7%
France	9.1%
Germany	9.0%
Switzerland	8.9%
Australia	7.0%
Netherlands	3.8%
Spain	3.0%
Sweden	2.7%
Other*	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of February 29, 2016
Japan	22.9%
United Kingdom	18.3%
France	9.4%
Switzerland	9.3%
Germany	8.9%
Australia	6.6%
Netherlands	3.6%
Spain	3.0%
Sweden	2.9%
Other*	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® International Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 7.0%
AGL Energy Ltd.	828,384	$11,548,711
Alumina Ltd.	3,163,105	3,161,718
Amcor Ltd.	1,415,791	17,024,604
AMP Ltd.	3,612,618	14,281,232
APA Group unit	1,352,452	9,391,862
Aristocrat Leisure Ltd.	660,144	7,491,581
ASX Ltd.	237,388	9,125,618
Aurizon Holdings Ltd.	2,546,803	8,402,679
Australia & New Zealand Banking Group Ltd.	3,564,041	72,053,130
Bank of Queensland Ltd.	465,416	3,690,215
Bendigo & Adelaide Bank Ltd.	549,335	4,533,123
BHP Billiton Ltd.	3,916,148	60,129,188
Boral Ltd.	931,875	4,629,318
Brambles Ltd.	1,928,294	17,854,259
Caltex Australia Ltd.	322,291	8,223,294
Challenger Ltd.	700,215	4,836,206
Cimic Group Ltd.	121,634	2,706,770
Coca-Cola Amatil Ltd.	703,280	5,160,551
Cochlear Ltd.	69,715	7,382,358
Commonwealth Bank of Australia	2,086,654	112,614,224
Computershare Ltd.	567,153	4,211,289
Crown Ltd.	446,583	4,406,815
CSL Ltd.	565,929	45,977,518
DEXUS Property Group unit	1,179,182	8,614,002
Dominos Pizza Enterprises Ltd.	74,751	4,252,197
DUET Group	2,858,134	5,649,321
Flight Centre Travel Group Ltd. (a)	66,233	1,834,298
Fortescue Metals Group Ltd. (a)	1,882,299	6,931,745
Goodman Group unit	2,175,301	12,408,492
Harvey Norman Holdings Ltd.	675,352	2,730,677
Healthscope Ltd.	2,123,859	4,884,330
Incitec Pivot Ltd.	2,025,770	4,339,032
Insurance Australia Group Ltd.	2,968,555	12,404,457
Lendlease Group unit	662,694	6,883,019
Macquarie Group Ltd.	373,641	22,661,358
Medibank Private Ltd.	3,374,595	6,822,316
Mirvac Group unit	4,511,470	7,866,181
National Australia Bank Ltd.	3,222,968	66,223,539
Newcrest Mining Ltd. (b)	935,363	15,417,271
Orica Ltd.	457,473	5,074,692
Origin Energy Ltd.	2,097,700	8,292,529
Platinum Asset Management Ltd.	284,042	1,148,478
Qantas Airways Ltd.	702,696	1,711,080
QBE Insurance Group Ltd.	1,678,808	12,516,145
Ramsay Health Care Ltd.	172,638	10,765,033
realestate.com.au Ltd.	65,129	2,868,825
Rio Tinto Ltd.	517,229	18,503,236
Santos Ltd.	2,012,749	6,716,306
Scentre Group unit	6,518,189	24,346,762
SEEK Ltd.	396,612	4,790,045
Sonic Healthcare Ltd.	477,233	8,249,283
South32 Ltd.	6,496,631	9,374,483
SP AusNet	2,221,841	2,872,098
Stockland Corp. Ltd. unit	3,016,658	10,995,771
Suncorp Group Ltd.	1,574,668	15,041,544
Sydney Airport unit	1,345,958	7,364,118
Tabcorp Holdings Ltd.	991,113	3,702,009
Tatts Group Ltd.	1,782,876	5,105,097
Telstra Corp. Ltd.	5,222,599	20,623,609
The GPT Group unit	2,199,568	8,810,945
TPG Telecom Ltd.	417,945	3,828,959
Transurban Group unit	2,481,830	21,375,414
Treasury Wine Estates Ltd.	903,027	7,621,463
Vicinity Centers unit	4,107,624	10,218,251
Vocus Communications Ltd.	555,857	3,212,531
Wesfarmers Ltd.	1,374,579	43,843,272
Westfield Corp. unit (b)	2,416,946	18,564,178
Westpac Banking Corp.	4,075,768	90,089,117
Woodside Petroleum Ltd.	896,761	19,295,496
Woolworths Ltd.	1,554,117	27,693,200

TOTAL AUSTRALIA		1,063,372,467

Austria - 0.2%
Andritz AG	93,401	4,765,904
Erste Group Bank AG	341,500	9,593,626
IMMOEAST AG (a)(b)	321,410	4
OMV AG	175,386	4,914,334
Raiffeisen International Bank-Holding AG (a)(b)	141,328	2,008,389
Voestalpine AG	138,127	4,571,369

TOTAL AUSTRIA		25,853,626

Bailiwick of Jersey - 1.3%
Experian PLC	1,168,063	23,222,367
Glencore Xstrata PLC	14,927,964	34,118,423
Petrofac Ltd.	310,520	3,390,519
Randgold Resources Ltd.	114,254	10,711,827
Shire PLC	1,095,716	68,429,205
Wolseley PLC	310,188	17,839,724
WPP PLC	1,580,981	36,501,643

TOTAL BAILIWICK OF JERSEY		194,213,708

Belgium - 1.3%
Ageas	246,793	8,525,584
Anheuser-Busch InBev SA NV	981,789	121,812,257
Belgacom SA	183,310	5,608,698
Colruyt NV	85,058	4,668,469
Groupe Bruxelles Lambert SA	96,899	8,503,125
KBC Groep NV (b)	306,254	18,129,297
Solvay SA Class A	89,976	9,876,795
Telenet Group Holding NV (b)	63,432	2,974,903
UCB SA	153,837	12,631,291
Umicore SA	115,978	6,848,724

TOTAL BELGIUM		199,579,143

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	808,450	6,789,581
First Pacific Co. Ltd.	2,790,665	2,090,062
Hongkong Land Holdings Ltd.	1,271,300	8,250,737
Jardine Matheson Holdings Ltd.	298,500	17,865,225
Kerry Properties Ltd.	792,681	2,304,201
Li & Fung Ltd.	7,153,246	3,679,184
Noble Group Ltd. (b)	5,604,635	489,524
NWS Holdings Ltd.	1,866,041	3,333,956
Shangri-La Asia Ltd.	1,535,380	1,662,534
Yue Yuen Industrial (Holdings) Ltd.	895,000	3,807,259

TOTAL BERMUDA		50,272,263

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	285,229	2,220,783
Cheung Kong Property Holdings Ltd.	3,274,925	23,007,704
CK Hutchison Holdings Ltd.	3,284,925	42,217,842
Melco Crown Entertainment Ltd. sponsored ADR (a)	232,398	3,016,526
MGM China Holdings Ltd.	1,118,800	1,721,996
Sands China Ltd.	2,934,800	11,538,617
WH Group Ltd.	7,053,000	5,545,991
Wynn Macau Ltd.	1,865,200	2,596,717

TOTAL CAYMAN ISLANDS		91,866,176

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	4,515	6,435,596
Series B	8,381	12,530,235
Carlsberg A/S Series B	129,790	12,167,995
Christian Hansen Holding A/S	119,264	7,232,455
Coloplast A/S Series B	148,642	11,303,050
Danske Bank A/S	862,792	25,320,325
DSV de Sammensluttede Vognmaend A/S	232,825	11,547,204
Genmab A/S (b)	69,191	11,054,963
ISS Holdings A/S	196,058	7,939,998
Novo Nordisk A/S Series B	2,331,805	109,130,291
Novozymes A/S Series B	283,980	12,313,646
Pandora A/S	141,923	17,655,554
TDC A/S	996,264	5,507,009
Tryg A/S	142,752	2,847,808
Vestas Wind Systems A/S	272,817	22,632,865
William Demant Holding A/S (b)	150,315	3,140,621

TOTAL DENMARK		278,759,615

Finland - 1.0%
Elisa Corp. (A Shares)	173,842	6,115,986
Fortum Corp.	543,775	8,394,705
Kone Oyj (B Shares)	411,725	20,689,602
Metso Corp.	136,045	3,808,960
Neste Oyj	150,399	6,264,254
Nokia Corp.	7,036,384	39,688,115
Nokian Tyres PLC	140,491	5,072,725
Orion Oyj (B Shares)	126,639	4,794,347
Sampo Oyj (A Shares)	548,212	23,536,753
Stora Enso Oyj (R Shares)	667,430	5,892,597
UPM-Kymmene Corp.	654,696	13,152,355
Wartsila Corp.	179,091	7,367,409

TOTAL FINLAND		144,777,808

France - 8.9%
Accor SA	259,747	9,806,074
Aeroports de Paris	35,698	3,683,288
Air Liquide SA	130,152	14,311,257
Alstom SA (b)	184,823	4,889,104
Arkema SA	80,851	7,217,525
Atos Origin SA	107,157	10,565,229
AXA SA	2,374,322	49,972,987
BIC SA	34,607	5,051,121
BNP Paribas SA	1,292,558	65,752,551
Bollore Group	1,060,901	3,831,791
Bouygues SA	252,643	8,011,876
Bureau Veritas SA	319,445	6,848,565
Capgemini SA	199,471	19,433,144
Carrefour SA	687,622	17,311,370
Casino Guichard Perrachon SA	68,835	3,404,898
Christian Dior SA	66,154	11,437,679
CNP Assurances	209,840	3,377,573
Compagnie de St. Gobain	580,491	25,481,413
Credit Agricole SA	1,369,670	12,998,869
Danone SA	717,314	54,607,307
Dassault Systemes SA	155,347	13,086,242
Edenred SA	259,866	5,658,214
EDF SA (b)	200,740	2,570,549
EDF SA (a)	101,999	1,306,135
Eiffage SA	67,969	5,322,285
Engie	1,774,560	28,286,097
Essilor International SA	250,523	31,814,914
Eurazeo SA	51,153	3,103,418
Eutelsat Communications	212,506	4,130,419
Fonciere des Regions	40,158	3,751,966
Gecina SA	45,998	7,196,013
Groupe Eurotunnel SA	572,844	6,300,331
Hermes International SCA	32,080	13,547,685
ICADE	45,156	3,484,545
Iliad SA	32,235	6,646,565
Imerys SA	42,179	2,972,058
Ingenico SA	66,748	7,187,795
JCDecaux SA	89,759	3,083,748
Kering SA	91,956	17,432,166
Klepierre SA	267,679	12,543,453
L'Oreal SA	201,944	38,147,516
L'Oreal SA	106,919	20,197,155
Lagardere S.C.A. (Reg.)	140,806	3,434,162
Legrand SA	323,138	19,359,462
LVMH Moet Hennessy - Louis Vuitton SA	339,972	57,526,268
Michelin CGDE Series B	225,211	23,940,466
Natixis SA	1,124,110	4,972,922
Orange SA	2,420,494	36,897,835
Pernod Ricard SA	258,700	29,693,536
Peugeot Citroen SA (b)	594,134	8,764,562
Publicis Groupe SA	236,406	17,549,173
Remy Cointreau SA	29,252	2,552,578
Renault SA	234,585	19,182,869
Rexel SA	362,271	5,820,991
Safran SA	381,284	26,658,007
Sanofi SA	1,434,397	110,687,276
Schneider Electric SA	680,039	46,393,205
SCOR SE	197,246	5,802,976
SFR Group SA	131,404	3,495,804
Societe Generale Series A	933,958	34,098,563
Sodexo SA (b)	77,845	9,017,525
Sodexo SA	29,773	3,448,889
Sodexo SA (b)	6,851	793,616
Suez Environnement SA	394,153	5,963,960
Technip SA	132,548	7,831,650
Thales SA	129,242	11,191,373
Total SA	2,719,143	129,910,825
Unibail-Rodamco	120,174	32,975,830
Valeo SA	291,274	15,072,184
Veolia Environnement SA	546,143	11,614,307
VINCI SA	609,115	46,278,778
Vivendi SA	1,414,860	27,404,006
Wendel SA	35,512	4,038,429
Zodiac Aerospace	246,157	5,601,347

TOTAL FRANCE		1,343,736,264

Germany - 8.4%
adidas AG	230,257	38,270,590
Allianz SE	558,294	82,994,313
Axel Springer Verlag AG	53,760	2,738,075
BASF AG	1,122,195	91,252,751
Bayer AG	1,009,937	107,811,799
Bayerische Motoren Werke AG (BMW)	403,657	35,124,720
Beiersdorf AG	123,506	11,490,959
Brenntag AG	188,568	10,262,400
Commerzbank AG	1,301,409	9,154,147
Continental AG	134,563	28,203,470
Covestro AG	85,318	4,442,441
Daimler AG (Germany)	1,177,186	81,485,905
Deutsche Bank AG (b)	1,681,829	24,781,909
Deutsche Borse AG (b)	235,769	20,144,922
Deutsche Lufthansa AG	276,821	3,225,207
Deutsche Post AG	1,185,475	37,452,997
Deutsche Telekom AG	3,937,484	65,682,481
Deutsche Wohnen AG (Bearer)	411,565	15,471,002
E.ON AG	2,438,038	22,421,236
Evonik Industries AG	172,219	5,788,984
Fraport AG Frankfurt Airport Services Worldwide	50,570	2,820,979
Fresenius Medical Care AG & Co. KGaA	267,812	23,673,363
Fresenius SE & Co. KGaA	500,219	36,502,351
GEA Group AG	223,410	11,990,387
Hannover Reuck SE	74,205	7,581,912
HeidelbergCement Finance AG	172,493	16,021,757
Henkel AG & Co. KGaA	132,065	14,826,943
Hochtief AG	25,183	3,386,295
Hugo Boss AG	81,987	5,007,019
Infineon Technologies AG	1,365,251	22,909,479
K&S AG (a)	231,356	4,843,900
Lanxess AG	111,764	5,964,077
Linde AG	226,834	38,732,582
MAN SE	44,957	4,676,736
Merck KGaA	158,346	16,662,996
Metro AG	217,690	6,452,180
Muenchener Rueckversicherungs AG	203,894	36,819,391
OSRAM Licht AG	109,235	5,719,460
ProSiebenSat.1 Media AG	267,121	11,525,289
RWE AG (b)	596,081	9,750,737
SAP AG	1,201,611	105,525,439
Schaeffler AG	201,324	3,116,988
Siemens AG	933,316	111,341,554
Symrise AG	150,719	11,097,569
Telefonica Deutschland Holding AG	895,581	3,680,227
Thyssenkrupp AG	451,009	10,511,815
TUI AG	327,818	4,575,941
TUI AG	277,478	3,868,910
United Internet AG	150,394	6,183,523
Volkswagen AG	42,795	6,195,226
Vonovia SE	567,511	22,083,257
Zalando SE (b)	105,708	4,036,320

TOTAL GERMANY		1,276,284,910

Hong Kong - 2.4%
AIA Group Ltd.	14,698,400	92,936,110
Bank of East Asia Ltd. (a)	1,473,940	5,956,522
BOC Hong Kong (Holdings) Ltd.	4,481,566	15,684,658
Cathay Pacific Airways Ltd.	1,428,327	2,054,789
CLP Holdings Ltd.	1,993,157	20,438,881
Galaxy Entertainment Group Ltd.	2,834,000	9,224,369
Hang Lung Properties Ltd.	2,677,423	6,102,035
Hang Seng Bank Ltd.	930,601	16,326,649
Henderson Land Development Co. Ltd.	1,534,552	8,970,865
HK Electric Investments & HK Electric Investments Ltd. unit	3,246,500	3,046,647
HKT Trust/HKT Ltd. unit	3,232,760	4,458,951
Hong Kong & China Gas Co. Ltd.	9,159,804	17,475,247
Hong Kong Exchanges and Clearing Ltd.	1,407,764	34,424,893
Hysan Development Co. Ltd.	764,677	3,691,520
Link (REIT)	2,728,808	19,839,353
MTR Corp. Ltd.	1,818,706	9,940,398
New World Development Co. Ltd.	6,670,060	8,366,003
PCCW Ltd.	5,235,863	3,320,694
Power Assets Holdings Ltd.	1,688,176	16,147,193
Sino Land Ltd.	3,707,610	6,346,986
SJM Holdings Ltd.	2,449,000	1,540,579
Sun Hung Kai Properties Ltd.	1,793,676	25,248,876
Swire Pacific Ltd. (A Shares)	712,384	7,869,921
Swire Properties Ltd.	1,426,000	4,016,487
Techtronic Industries Co. Ltd.	1,660,000	6,729,831
Wharf Holdings Ltd.	1,647,585	11,638,682
Wheelock and Co. Ltd.	1,098,000	6,284,355

TOTAL HONG KONG		368,081,494

Ireland - 0.6%
Bank of Ireland (b)	33,166,671	7,473,144
CRH PLC	1,001,017	33,643,334
DCC PLC (United Kingdom)	107,226	9,757,705
James Hardie Industries PLC CDI	542,188	8,838,271
Kerry Group PLC Class A	192,425	16,351,311
Paddy Power PLC (Ireland)	97,599	11,665,078
Ryanair Holdings PLC	250,317	3,345,294

TOTAL IRELAND		91,074,137

Isle of Man - 0.0%
Genting Singapore PLC	7,289,059	3,851,974
Israel - 0.7%
Azrieli Group	48,767	2,130,409
Bank Hapoalim BM (Reg.)	1,312,919	7,042,557
Bank Leumi le-Israel BM (b)	1,702,301	6,372,925
Bezeq The Israel Telecommunication Corp. Ltd.	2,505,679	5,029,270
Check Point Software Technologies Ltd. (a)(b)	160,694	12,331,658
Israel Chemicals Ltd.	617,300	2,614,985
Mizrahi Tefahot Bank Ltd.	175,325	2,114,391
NICE Systems Ltd.	65,524	4,487,341
NICE Systems Ltd. sponsored ADR (a)	8,696	595,067
Taro Pharmaceutical Industries Ltd. (a)(b)	18,103	2,291,840
Teva Pharmaceutical Industries Ltd.	1,021,216	51,831,376
Teva Pharmaceutical Industries Ltd. sponsored ADR	101,482	5,113,678

TOTAL ISRAEL		101,955,497

Italy - 1.7%
Assicurazioni Generali SpA	1,423,998	18,107,744
Atlantia SpA	501,470	12,898,950
Enel SpA	9,466,566	41,794,426
Eni SpA	3,077,179	46,453,445
EXOR SpA	132,623	5,451,380
Intesa Sanpaolo SpA	15,480,112	36,783,033
Intesa Sanpaolo SpA (Risparmio Shares)	1,140,218	2,525,906
Leonardo-Finmeccanica SpA (b)	488,024	5,568,868
Luxottica Group SpA	205,597	9,924,433
Mediobanca SpA	677,779	5,027,590
Poste Italiane SpA	632,227	4,407,610
Prysmian SpA	236,819	5,843,214
Saipem SpA (b)	7,182,254	3,291,903
Snam Rete Gas SpA	2,980,010	16,520,539
Telecom Italia SpA (b)	13,823,222	12,547,247
Terna SpA	1,839,735	9,505,477
UniCredit SpA	6,188,248	15,917,583
Unione di Banche Italiane SCpA (a)	1,085,211	2,919,723
Unipolsai SpA	1,396,388	2,331,729

TOTAL ITALY		257,820,800

Japan - 23.6%
ABC-MART, Inc.	38,500	2,418,692
ACOM Co. Ltd. (b)	475,500	2,274,900
AEON Co. Ltd.	795,400	10,935,645
AEON Financial Service Co. Ltd.	125,800	2,316,233
AEON MALL Co. Ltd.	137,740	1,938,331
Air Water, Inc.	193,000	3,566,578
Aisin Seiki Co. Ltd.	231,900	10,948,934
Ajinomoto Co., Inc.	680,366	14,420,747
Alfresa Holdings Corp.	225,800	4,214,177
All Nippon Airways Ltd.	1,371,000	3,727,466
Alps Electric Co. Ltd.	221,400	4,992,280
Amada Holdings Co. Ltd.	415,600	4,346,196
Aozora Bank Ltd.	1,422,000	5,030,223
Asahi Glass Co. Ltd.	1,229,677	7,820,301
Asahi Group Holdings	470,103	15,384,611
Asahi Kasei Corp.	1,518,727	12,805,658
Asics Corp.	190,900	3,869,108
Astellas Pharma, Inc.	2,569,700	39,222,426
Bandai Namco Holdings, Inc.	239,950	6,553,895
Bank of Kyoto Ltd.	415,000	3,000,242
Benesse Holdings, Inc.	81,900	1,888,691
BLife Investment Corp.	1,670	4,709,863
Bridgestone Corp.	792,279	27,248,825
Brother Industries Ltd.	281,500	4,723,182
Calbee, Inc.	96,700	3,509,481
Canon, Inc.	1,289,644	36,981,423
Casio Computer Co. Ltd.	279,900	3,952,389
Central Japan Railway Co.	175,000	28,736,771
Chiba Bank Ltd.	849,674	5,034,071
Chubu Electric Power Co., Inc.	777,664	10,515,169
Chugai Pharmaceutical Co. Ltd.	272,125	8,534,728
Chugoku Electric Power Co., Inc.	357,400	4,290,251
Concordia Financial Group Ltd. (b)	1,416,484	7,305,232
Credit Saison Co. Ltd.	178,252	3,068,350
CYBERDYNE, Inc. (a)(b)	120,000	1,889,335
Dai Nippon Printing Co. Ltd.	656,242	6,672,465
Dai-ichi Mutual Life Insurance Co.	1,310,800	18,237,052
Daicel Chemical Industries Ltd.	348,500	4,442,773
Daiichi Sankyo Kabushiki Kaisha	772,470	17,728,024
Daikin Industries Ltd.	284,194	26,338,726
Dainippon Sumitomo Pharma Co. Ltd.	193,300	3,235,834
Daito Trust Construction Co. Ltd.	86,363	12,716,767
Daiwa House Industry Co. Ltd.	723,784	18,688,339
Daiwa Securities Group, Inc.	2,007,985	11,729,823
DENSO Corp.	590,438	24,378,786
Dentsu, Inc.	261,400	14,375,547
Don Quijote Holdings Co. Ltd.	143,800	4,697,666
East Japan Railway Co.	405,200	34,796,915
Eisai Co. Ltd.	306,578	17,867,543
Electric Power Development Co. Ltd.	175,480	4,284,178
FamilyMart Co. Ltd. (a)	104,900	7,512,772
Fanuc Corp.	238,572	40,652,070
Fast Retailing Co. Ltd.	64,600	22,689,451
Fuji Electric Co. Ltd.	690,153	3,148,429
Fuji Heavy Industries Ltd.	715,800	28,351,118
Fujifilm Holdings Corp.	560,005	21,038,413
Fujitsu Ltd.	2,258,075	11,462,243
Fukuoka Financial Group, Inc.	932,300	3,946,720
GungHo Online Entertainment, Inc. (a)	497,900	1,183,815
Hakuhodo DY Holdings, Inc.	277,800	3,017,902
Hamamatsu Photonics K.K.	172,400	5,423,689
Hankyu Hanshin Holdings, Inc.	289,200	9,335,795
Hikari Tsushin, Inc.	26,100	2,346,011
Hino Motors Ltd.	315,600	3,495,652
Hirose Electric Co. Ltd.	37,812	4,853,268
Hiroshima Bank Ltd.	593,000	2,470,236
Hisamitsu Pharmaceutical Co., Inc.	75,400	3,374,107
Hitachi Chemical Co. Ltd.	124,400	2,681,216
Hitachi Construction Machinery Co. Ltd.	131,800	2,468,742
Hitachi High-Technologies Corp.	81,200	3,009,733
Hitachi Ltd.	5,869,271	28,136,649
Hitachi Metals Ltd.	261,700	3,166,756
Hokuriku Electric Power Co., Inc.	204,400	2,441,776
Honda Motor Co. Ltd.	1,987,860	61,238,282
Hoshizaki Corp.	61,500	4,915,720
Hoya Corp.	503,216	19,498,313
Hulic Co. Ltd.	363,800	3,445,842
Idemitsu Kosan Co. Ltd.	103,000	1,878,519
IHI Corp.	1,759,185	5,372,855
Iida Group Holdings Co. Ltd.	177,900	3,332,240
INPEX Corp.	1,144,500	9,937,842
Isetan Mitsukoshi Holdings Ltd.	431,487	3,928,486
Isuzu Motors Ltd.	718,500	8,267,281
Itochu Corp.	1,906,286	22,496,257
Iyo Bank Ltd.	294,900	1,901,110
J. Front Retailing Co. Ltd.	292,500	3,301,986
Japan Airlines Co. Ltd.	142,900	4,361,612
Japan Airport Terminal Co. Ltd. (a)	53,200	2,097,869
Japan Exchange Group, Inc.	663,200	10,358,394
Japan Post Bank Co. Ltd.	490,900	5,769,433
Japan Post Holdings Co. Ltd.	544,500	7,130,890
Japan Prime Realty Investment Corp.	1,000	4,421,785
Japan Real Estate Investment Corp.	1,599	9,396,337
Japan Retail Fund Investment Corp.	3,107	6,975,848
Japan Tobacco, Inc.	1,340,700	51,935,685
JFE Holdings, Inc.	634,775	9,856,145
JGC Corp.	250,117	3,966,965
Joyo Bank Ltd.	743,941	2,955,200
JSR Corp.	221,616	3,240,758
JTEKT Corp.	266,200	4,137,144
JX Holdings, Inc.	2,681,468	10,027,159
Kajima Corp.	1,079,317	7,250,039
Kakaku.com, Inc.	176,900	2,957,879
Kamigumi Co. Ltd.	282,663	2,447,843
Kaneka Corp.	333,559	2,717,733
Kansai Electric Power Co., Inc. (b)	857,736	7,350,839
Kansai Paint Co. Ltd.	276,600	6,092,605
Kao Corp.	613,850	31,901,333
Kawasaki Heavy Industries Ltd.	1,718,945	5,033,976
KDDI Corp.	2,298,300	67,189,951
Keihan Electric Railway Co., Ltd.	610,000	3,956,024
Keihin Electric Express Railway Co. Ltd.	562,061	5,204,218
Keio Corp.	694,410	5,812,198
Keisei Electric Railway Co.	333,000	4,003,789
Keyence Corp.	55,462	38,879,417
Kikkoman Corp.	178,849	5,626,574
Kintetsu Group Holdings Co. Ltd.	2,193,100	8,351,437
Kirin Holdings Co. Ltd.	1,000,556	16,309,261
Kobe Steel Ltd.	3,748,000	3,477,582
Koito Manufacturing Co. Ltd.	137,900	6,564,128
Komatsu Ltd.	1,119,345	24,494,596
Konami Holdings Corp.	115,600	4,083,680
Konica Minolta, Inc.	545,800	4,916,499
Kose Corp.	36,500	3,273,764
Kubota Corp.	1,354,164	19,854,702
Kuraray Co. Ltd.	422,886	6,040,937
Kurita Water Industries Ltd.	130,000	2,963,997
Kyocera Corp.	387,304	18,402,227
Kyowa Hakko Kirin Co., Ltd.	311,389	4,418,103
Kyushu Electric Power Co., Inc.	513,570	4,780,050
Kyushu Financial Group, Inc.	432,200	2,560,659
Lawson, Inc.	79,816	5,600,581
LIXIL Group Corp.	319,659	6,447,865
M3, Inc.	235,000	7,029,672
Mabuchi Motor Co. Ltd.	60,142	3,191,220
Makita Corp.	143,500	10,304,982
Marubeni Corp.	1,984,444	9,891,053
Marui Group Co. Ltd.	272,649	3,322,963
Maruichi Steel Tube Ltd.	65,300	2,253,139
Mazda Motor Corp.	694,700	11,521,684
McDonald's Holdings Co. (Japan) Ltd.	80,200	2,213,804
Medipal Holdings Corp.	203,700	3,220,927
Meiji Holdings Co. Ltd.	147,158	13,241,589
Minebea Mitsumi, Inc.	398,300	4,042,092
Miraca Holdings, Inc.	68,300	3,237,921
Mitsubishi Chemical Holdings Corp.	1,627,375	10,267,727
Mitsubishi Corp.	1,833,202	38,191,339
Mitsubishi Electric Corp.	2,351,106	30,688,336
Mitsubishi Estate Co. Ltd.	1,513,723	28,631,478
Mitsubishi Gas Chemical Co., Inc.	474,867	3,212,747
Mitsubishi Heavy Industries Ltd.	3,878,256	16,882,680
Mitsubishi Logistics Corp.	144,000	2,219,881
Mitsubishi Materials Corp.	1,325,937	3,742,073
Mitsubishi Motors Corp. of Japan	840,600	3,842,882
Mitsubishi Tanabe Pharma Corp.	271,000	5,028,947
Mitsubishi UFJ Financial Group, Inc.	15,561,230	85,719,437
Mitsubishi UFJ Lease & Finance Co. Ltd.	594,200	2,785,357
Mitsui & Co. Ltd.	2,067,923	27,521,674
Mitsui Chemicals, Inc.	1,109,683	5,308,975
Mitsui Fudosan Co. Ltd.	1,134,677	24,433,967
Mitsui OSK Lines Ltd.	1,392,285	3,216,123
mixi, Inc.	54,800	1,946,455
Mizuho Financial Group, Inc.	28,819,300	50,212,640
MS&AD Insurance Group Holdings, Inc.	616,584	17,594,977
Murata Manufacturing Co. Ltd.	244,254	32,826,095
Nabtesco Corp.	148,100	3,820,412
Nagoya Railroad Co. Ltd.	1,102,000	5,400,029
NEC Corp.	3,150,547	8,008,446
New Hampshire Foods Ltd.	207,740	4,547,732
Nexon Co. Ltd.	207,100	2,836,328
NGK Insulators Ltd.	318,309	6,903,643
NGK Spark Plug Co. Ltd.	212,300	3,970,430
NHK Spring Co. Ltd.	232,100	2,184,946
Nidec Corp.	290,084	26,136,017
Nikon Corp.	413,038	6,063,932
Nintendo Co. Ltd.	138,096	30,485,891
Nippon Building Fund, Inc.	1,724	10,547,451
Nippon Electric Glass Co. Ltd.	498,000	2,498,062
Nippon Express Co. Ltd.	992,546	4,700,600
Nippon Paint Holdings Co. Ltd.	198,300	7,100,967
Nippon Prologis REIT, Inc.	1,909	4,581,305
Nippon Steel & Sumitomo Metal Corp.	982,163	20,845,986
Nippon Telegraph & Telephone Corp.	843,000	37,065,927
Nippon Yusen KK	1,963,578	3,567,899
Nissan Motor Co. Ltd.	3,030,548	29,776,695
Nisshin Seifun Group, Inc.	260,323	3,680,980
Nissin Food Holdings Co. Ltd.	78,323	4,345,180
Nitori Holdings Co. Ltd.	97,500	9,885,227
Nitto Denko Corp.	199,994	13,654,449
NKSJ Holdings, Inc.	427,103	13,688,431
NOK Corp.	114,600	2,326,004
Nomura Holdings, Inc.	4,414,347	20,840,020
Nomura Real Estate Holdings, Inc.	149,300	2,432,898
Nomura Real Estate Master Fund, Inc.	4,295	7,086,034
Nomura Research Institute Ltd.	150,050	5,075,871
NSK Ltd.	562,076	5,791,070
NTT Data Corp.	152,700	7,954,893
NTT DOCOMO, Inc.	1,744,500	43,995,060
NTT Urban Development Co.	139,700	1,281,354
Obayashi Corp.	784,304	7,239,263
OBIC Co. Ltd.	78,500	4,021,167
Odakyu Electric Railway Co. Ltd.	755,000	7,749,577
Oji Holdings Corp.	1,021,352	4,106,533
Olympus Corp.	354,629	11,602,176
OMRON Corp.	237,060	8,042,146
Ono Pharmaceutical Co. Ltd.	503,200	13,116,807
Oracle Corp. Japan	46,600	2,711,371
Oriental Land Co. Ltd.	265,224	15,531,747
ORIX Corp.	1,609,680	23,142,116
Osaka Gas Co. Ltd.	2,254,525	8,875,156
Otsuka Corp.	63,500	2,691,224
Otsuka Holdings Co. Ltd.	475,500	20,619,393
Panasonic Corp.	2,688,373	27,647,591
Park24 Co. Ltd.	123,300	3,604,915
Pola Orbis Holdings, Inc.	27,100	2,163,495
Rakuten, Inc.	1,132,200	14,293,747
Recruit Holdings Co. Ltd.	342,300	13,018,417
Resona Holdings, Inc.	2,681,300	12,262,999
Ricoh Co. Ltd.	859,070	7,746,700
Rinnai Corp.	44,700	4,190,693
ROHM Co. Ltd.	115,944	5,793,558
Ryohin Keikaku Co. Ltd.	28,900	5,212,139
Sankyo Co. Ltd. (Gunma)	60,700	2,106,152
Santen Pharmaceutical Co. Ltd.	451,000	5,675,368
SBI Holdings, Inc. Japan	256,660	3,046,233
Secom Co. Ltd.	255,067	19,357,136
Sega Sammy Holdings, Inc.	222,100	3,033,174
Seibu Holdings, Inc.	200,200	3,287,487
Seiko Epson Corp.	337,800	6,474,184
Sekisui Chemical Co. Ltd.	503,993	7,043,675
Sekisui House Ltd.	729,967	11,753,975
Seven & i Holdings Co. Ltd.	917,900	38,636,488
Seven Bank Ltd.	723,600	2,559,683
Sharp Corp. (a)(b)	1,828,000	2,504,970
Shikoku Electric Power Co., Inc.	214,500	2,044,141
Shimadzu Corp.	307,000	4,803,876
Shimamura Co. Ltd.	26,300	3,042,681
SHIMANO, Inc.	95,100	13,824,037
SHIMIZU Corp.	707,416	6,310,781
Shin-Etsu Chemical Co. Ltd.	495,062	36,335,967
Shinsei Bank Ltd.	2,121,000	3,382,448
Shionogi & Co. Ltd.	363,391	16,222,907
Shiseido Co. Ltd.	462,550	11,628,015
Shizuoka Bank Ltd.	641,274	5,280,679
Showa Shell Sekiyu K.K.	221,300	1,886,499
SMC Corp.	69,371	19,537,727
SoftBank Corp.	1,172,630	76,495,721
Sohgo Security Services Co., Ltd.	86,800	4,337,273
Sony Corp.	1,540,685	49,543,892
Sony Financial Holdings, Inc.	208,800	2,867,683
Stanley Electric Co. Ltd.	183,925	4,698,340
Start Today Co. Ltd.	71,100	3,301,943
Sumitomo Chemical Co. Ltd.	1,884,334	8,632,623
Sumitomo Corp.	1,425,242	15,455,676
Sumitomo Electric Industries Ltd.	914,606	13,555,775
Sumitomo Heavy Industries Ltd.	672,822	3,303,471
Sumitomo Metal Mining Co. Ltd.	598,065	7,583,833
Sumitomo Mitsui Financial Group, Inc.	1,637,700	57,290,215
Sumitomo Mitsui Trust Holdings, Inc.	4,030,722	14,463,141
Sumitomo Realty & Development Co. Ltd.	429,000	11,321,553
Sumitomo Rubber Industries Ltd.	206,000	3,054,212
Sundrug Co. Ltd.	45,000	3,261,973
Suntory Beverage & Food Ltd.	168,400	6,681,313
Suzuken Co. Ltd.	94,116	2,728,013
Suzuki Motor Corp.	444,000	14,714,889
Sysmex Corp.	190,400	12,274,373
T&D Holdings, Inc.	697,600	7,959,376
Taiheiyo Cement Corp.	1,416,000	4,297,337
Taisei Corp.	1,268,594	9,539,130
Taisho Pharmaceutical Holdings Co. Ltd.	43,857	4,018,406
Taiyo Nippon Sanso Corp.	187,200	1,899,773
Takashimaya Co. Ltd.	353,000	2,582,719
Takeda Pharmaceutical Co. Ltd.	865,242	38,133,702
TDK Corp.	147,625	10,558,401
Teijin Ltd.	1,114,341	4,157,306
Terumo Corp.	416,024	16,184,184
The Chugoku Bank Ltd.	197,900	2,436,811
The Hachijuni Bank Ltd.	501,000	2,648,693
The Suruga Bank Ltd.	214,900	5,111,573
THK Co. Ltd.	147,200	2,883,820
Tobu Railway Co. Ltd.	1,228,297	5,959,552
Toho Co. Ltd.	139,654	4,069,558
Toho Gas Co. Ltd.	491,000	4,171,353
Tohoku Electric Power Co., Inc.	545,890	6,843,081
Tokio Marine Holdings, Inc.	829,200	32,570,133
Tokyo Electric Power Co., Inc. (b)	1,746,918	7,040,688
Tokyo Electron Ltd.	206,918	19,014,897
Tokyo Gas Co. Ltd.	2,730,395	11,703,766
Tokyo Tatemono Co. Ltd.	251,700	2,955,739
Tokyu Corp.	1,349,954	10,072,628
Tokyu Fudosan Holdings Corp.	616,700	3,433,231
TonenGeneral Sekiyu K.K.	339,856	3,136,930
Toppan Printing Co. Ltd.	639,013	5,694,389
Toray Industries, Inc.	1,765,883	17,006,000
Toshiba Corp. (b)	4,884,880	15,448,052
Toto Ltd.	171,492	6,513,928
Toyo Seikan Group Holdings Ltd.	195,500	3,624,114
Toyo Suisan Kaisha Ltd.	108,500	4,441,091
Toyoda Gosei Co. Ltd.	78,800	1,814,156
Toyota Industries Corp.	196,786	9,414,688
Toyota Motor Corp.	3,270,663	197,664,046
Toyota Tsusho Corp.	255,600	5,844,968
Trend Micro, Inc.	136,500	4,841,782
Tsuruha Holdings, Inc.	44,300	4,341,584
Unicharm Corp.	487,340	11,836,712
United Urban Investment Corp.	3,588	6,391,228
USS Co. Ltd.	265,900	4,250,699
West Japan Railway Co.	199,100	11,395,836
Yahoo! Japan Corp.	1,722,800	7,026,739
Yakult Honsha Co. Ltd.	105,966	4,675,347
Yamada Denki Co. Ltd.	824,050	3,854,832
Yamaguchi Financial Group, Inc.	238,000	2,511,922
Yamaha Corp.	202,043	6,551,532
Yamaha Motor Co. Ltd.	342,500	7,017,832
Yamato Holdings Co. Ltd.	436,532	10,300,999
Yamazaki Baking Co. Ltd.	159,600	3,626,537
Yaskawa Electric Corp.	300,900	4,432,142
Yokogawa Electric Corp.	275,900	3,533,248
Yokohama Rubber Co. Ltd.	130,500	2,120,239

TOTAL JAPAN		3,564,791,407

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	2,420,165	14,356,762
Millicom International Cellular SA (depository receipt)	79,303	4,062,117
RTL Group SA (a)	48,264	4,061,932
SES SA (France) (depositary receipt)	442,552	10,164,143
Tenaris SA	564,411	7,766,411

TOTAL LUXEMBOURG		40,411,365

Malta - 0.0%
BGP Holdings PLC (b)	5,796,476	65
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,512,580	2,249,278
Netherlands - 3.8%
ABN AMRO Group NV GDR	281,718	5,789,915
AEGON NV	2,268,187	9,303,937
AerCap Holdings NV (a)(b)	205,694	8,221,589
Ahold Delhaize NV	1,557,992	37,303,212
Airbus Group NV	718,896	42,112,451
Akzo Nobel NV	303,032	20,426,734
Altice NV:
Class A (a)(b)	452,853	7,539,138
Class B (b)	133,273	2,215,768
ASML Holding NV (Netherlands)	446,718	47,687,189
CNH Industrial NV	1,240,286	9,061,774
Ferrari NV	152,924	7,369,016
Fiat Chrysler Automobiles NV	1,100,537	7,604,945
Gemalto NV	97,152	6,767,594
Heineken Holding NV	122,344	9,833,928
Heineken NV (Bearer)	280,886	25,096,475
ING Groep NV (Certificaten Van Aandelen)	4,721,434	59,090,394
Koninklijke Boskalis Westminster NV	112,086	4,007,094
Koninklijke DSM NV	221,824	15,483,626
Koninklijke KPN NV	4,144,524	13,550,461
Koninklijke Philips Electronics NV	1,190,678	34,522,276
Mobileye NV (a)(b)	212,812	10,404,379
NN Group NV	397,024	11,813,302
NXP Semiconductors NV (b)	357,371	31,455,795
OCI NV (b)	112,457	1,968,156
QIAGEN NV (Germany) (b)	270,179	7,154,551
Randstad Holding NV	154,172	7,270,081
RELX NV	1,209,673	21,457,164
STMicroelectronics NV	776,199	5,833,310
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,986,539	91,402,896
Vopak NV	84,241	4,271,723
Wolters Kluwer NV	367,047	15,404,524

TOTAL NETHERLANDS		581,423,397

New Zealand - 0.2%
Auckland International Airport Ltd.	1,159,370	6,309,292
Contact Energy Ltd.	887,837	3,349,916
Fletcher Building Ltd.	844,619	6,496,269
Mercury Nz Ltd.	843,575	1,940,351
Meridian Energy Ltd.	1,537,120	3,234,469
Ryman Healthcare Group Ltd.	454,436	3,165,492
Spark New Zealand Ltd.	2,228,662	6,153,131

TOTAL NEW ZEALAND		30,648,920

Norway - 0.6%
DNB ASA	1,196,993	14,551,666
Gjensidige Forsikring ASA	253,895	4,360,190
Marine Harvest ASA	464,494	7,174,524
Norsk Hydro ASA	1,646,309	6,987,213
Orkla ASA	1,002,458	9,179,148
Schibsted ASA:
(A Shares)	92,204	2,927,866
(B Shares)	107,843	3,119,038
Statoil ASA	1,348,981	21,162,569
Telenor ASA	914,757	15,972,775
Yara International ASA	218,735	7,764,761

TOTAL NORWAY		93,199,750

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,641,309	8,289,293
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)	2,598,658	29
Energias de Portugal SA	2,820,711	9,454,818
Galp Energia SGPS SA Class B	548,869	7,977,434
Jeronimo Martins SGPS SA	309,073	4,986,888

TOTAL PORTUGAL		22,419,169

Singapore - 1.2%
Ascendas Real Estate Investment Trust	2,571,983	4,625,020
CapitaCommercial Trust (REIT)	2,481,400	2,813,874
CapitaLand Ltd.	3,074,437	6,927,610
CapitaMall Trust	2,983,700	4,730,296
City Developments Ltd.	494,000	3,078,322
ComfortDelgro Corp. Ltd.	2,590,284	5,380,384
DBS Group Holdings Ltd.	2,167,949	23,852,292
Global Logistic Properties Ltd.	3,806,100	5,070,330
Hutchison Port Holdings Trust	6,729,900	2,893,857
Jardine Cycle & Carriage Ltd.	143,130	4,464,769
Keppel Corp. Ltd.	1,747,500	6,643,950
Oversea-Chinese Banking Corp. Ltd.	3,813,686	24,044,598
Sembcorp Industries Ltd.	1,175,030	2,345,834
Sembcorp Marine Ltd.	983,700	920,560
Singapore Airlines Ltd.	649,425	5,004,927
Singapore Exchange Ltd.	962,900	5,342,966
Singapore Press Holdings Ltd.	1,923,321	5,321,972
Singapore Technologies Engineering Ltd.	1,902,361	4,509,983
Singapore Telecommunications Ltd.	9,618,227	28,379,223
StarHub Ltd.	747,200	2,007,231
Suntec (REIT)	2,897,400	3,562,072
United Overseas Bank Ltd.	1,561,489	20,641,063
UOL Group Ltd.	582,529	2,377,233
Wilmar International Ltd.	2,308,400	5,218,446
Yangzijiang Shipbuilding Holdings Ltd.	2,309,200	1,296,589

TOTAL SINGAPORE		181,453,401

Spain - 3.0%
Abertis Infraestructuras SA	713,953	11,057,721
ACS Actividades de Construccion y Servicios SA	238,433	6,756,716
Aena SA	82,643	11,684,339
Amadeus IT Holding SA Class A	538,587	24,748,591
Banco Bilbao Vizcaya Argentaria SA	7,937,914	49,332,765
Banco de Sabadell SA	6,523,170	8,840,668
Banco Popular Espanol SA	4,065,063	5,500,196
Banco Santander SA (Spain)	17,617,545	79,023,047
Bankia SA	5,562,570	4,690,805
Bankinter SA	843,146	6,184,644
CaixaBank SA	3,252,589	8,770,917
Distribuidora Internacional de Alimentacion SA	750,540	4,583,614
Enagas SA	276,024	8,105,230
Endesa SA	387,830	7,899,367
Ferrovial SA	587,559	11,577,512
Gas Natural SDG SA	420,349	8,676,593
Grifols SA	367,594	7,786,522
Iberdrola SA	6,779,017	44,613,762
Inditex SA	1,332,027	47,213,924
International Consolidated Airlines Group SA	232,466	1,169,981
International Consolidated Airlines Group SA CDI	761,807	3,831,405
MAPFRE SA (Reg.)	1,288,225	3,481,731
Red Electrica Corporacion SA	532,832	11,473,878
Repsol YPF SA	1,349,189	18,119,633
Telefonica SA	5,462,085	55,111,411
Zardoya Otis SA	8,937	84,236
Zardoya Otis SA	223,431	2,105,961

TOTAL SPAIN		452,425,169

Sweden - 2.7%
Alfa Laval AB	354,287	5,504,275
ASSA ABLOY AB (B Shares)	1,223,574	24,748,691
Atlas Copco AB:
(A Shares)	817,867	23,196,616
(B Shares)	476,507	12,251,312
Boliden AB	330,618	7,001,927
Electrolux AB (B Shares)	294,626	7,674,838
Getinge AB (B Shares)	241,779	4,716,592
H&M Hennes & Mauritz AB (B Shares)	1,157,957	35,304,186
Hakon Invest AB	96,552	3,303,497
Hexagon AB (B Shares)	314,561	12,809,304
Husqvarna AB (B Shares)	509,691	4,408,850
Industrivarden AB (C Shares)	198,911	3,624,738
Investor AB (B Shares)	549,315	19,378,567
Kinnevik AB (B Shares)	284,888	7,015,167
Lundin Petroleum AB (b)	257,889	4,539,827
Nordea Bank AB	3,710,396	36,277,636
Sandvik AB	1,291,453	14,009,034
Securitas AB (B Shares)	382,115	6,646,332
Skandinaviska Enskilda Banken AB (A Shares)	1,853,795	18,125,100
Skanska AB (B Shares)	456,884	10,017,595
SKF AB (B Shares)	480,330	8,096,537
Svenska Cellulosa AB (SCA) (B Shares)	739,597	22,730,514
Svenska Handelsbanken AB (A Shares)	1,828,185	23,560,949
Swedbank AB (A Shares)	1,106,373	25,447,232
Swedish Match Co. AB	240,448	8,572,331
Tele2 AB (B Shares)	384,518	3,200,330
Telefonaktiebolaget LM Ericsson (B Shares)	3,709,803	26,422,236
TeliaSonera AB	3,142,022	14,193,080
Volvo AB (B Shares)	1,874,583	20,156,806

TOTAL SWEDEN		412,934,099

Switzerland - 8.9%
ABB Ltd. (Reg.)	2,401,393	52,090,758
Actelion Ltd.	125,670	20,916,251
Adecco SA (Reg.)	202,448	11,662,984
Aryzta AG	105,703	4,210,710
Baloise Holdings AG	62,116	7,389,123
Barry Callebaut AG	2,668	3,428,755
Coca-Cola HBC AG	240,514	5,287,010
Compagnie Financiere Richemont SA Series A	636,745	36,702,369
Credit Suisse Group AG	2,270,411	29,601,698
Dufry AG (b)	55,829	6,527,716
Ems-Chemie Holding AG	10,036	5,341,717
Galenica AG	4,783	5,548,679
Geberit AG (Reg.)	46,374	20,227,183
Givaudan SA	11,260	23,274,445
Julius Baer Group Ltd.	273,298	11,464,385
Kuehne & Nagel International AG	64,509	9,005,222
Lafargeholcim Ltd. (Reg.)	556,530	29,508,454
Lindt & Spruengli AG	125	8,602,765
Lindt & Spruengli AG (participation certificate)	1,210	7,006,202
Lonza Group AG	64,949	12,308,976
Nestle SA	3,894,494	310,363,215
Novartis AG	2,739,758	215,791,551
Pargesa Holding SA	40,583	2,797,547
Partners Group Holding AG	21,256	9,746,791
Roche Holding AG (participation certificate)	858,293	209,509,565
Schindler Holding AG:
(participation certificate)	53,361	10,042,317
(Reg.)	25,564	4,829,232
SGS SA (Reg.)	6,682	14,681,310
Sika AG	2,639	12,573,183
Sonova Holding AG Class B	64,933	8,985,188
Swatch Group AG (Bearer) (a)	37,375	9,617,826
Swatch Group AG (Bearer) (Reg.)	61,194	3,107,763
Swiss Life Holding AG	39,088	9,776,471
Swiss Prime Site AG	83,777	7,367,913
Swiss Re Ltd.	407,394	34,379,241
Swisscom AG	31,534	15,065,657
Syngenta AG (Switzerland)	113,647	49,615,318
UBS Group AG	4,464,814	64,551,528
Zurich Insurance Group AG	183,606	46,930,556

TOTAL SWITZERLAND		1,349,837,574

United Kingdom - 17.6%
3i Group PLC	1,175,613	9,486,382
Aberdeen Asset Management PLC	1,103,582	4,649,404
Admiral Group PLC	259,500	6,985,630
Aggreko PLC	311,873	4,173,172
Anglo American PLC (United Kingdom)	1,711,201	17,522,602
Antofagasta PLC	469,984	3,053,088
ARM Holdings PLC	1,714,571	38,185,252
Ashtead Group PLC	612,316	10,171,394
Associated British Foods PLC	432,846	17,284,792
AstraZeneca PLC (United Kingdom)	1,544,324	99,687,662
Auto Trader Group PLC	1,211,573	5,935,936
Aviva PLC	4,939,855	27,878,157
Babcock International Group PLC	309,720	4,254,174
BAE Systems PLC	3,870,567	27,351,381
Barclays PLC	20,517,545	46,371,280
Barratt Developments PLC	1,229,003	7,972,495
Berkeley Group Holdings PLC	157,337	5,520,541
BHP Billiton PLC	2,572,877	33,444,499
BP PLC	22,862,904	128,525,760
British American Tobacco PLC (United Kingdom)	2,276,174	141,219,816
British Land Co. PLC	1,193,549	10,395,320
BT Group PLC	10,334,594	52,447,601
Bunzl PLC	409,151	12,668,983
Burberry Group PLC	538,427	9,219,742
Capita Group PLC	811,973	11,035,608
Carnival PLC	231,071	11,109,316
Carphone Warehouse Group PLC	1,186,658	5,776,470
Centrica PLC	6,606,237	20,178,004
Cobham PLC	2,099,259	4,457,490
Coca-Cola European Partners PLC	263,352	10,105,206
Compass Group PLC	2,006,715	37,982,060
Croda International PLC	159,536	6,934,275
Diageo PLC	3,073,661	85,186,358
Direct Line Insurance Group PLC	1,689,049	8,184,327
easyJet PLC	193,979	2,814,695
Fresnillo PLC	269,861	5,691,150
G4S PLC (United Kingdom)	1,869,498	5,661,072
GKN PLC	2,092,362	8,540,823
GlaxoSmithKline PLC	5,949,635	128,067,362
Hammerson PLC	966,366	7,360,104
Hargreaves Lansdown PLC	315,063	5,469,444
Hikma Pharmaceuticals PLC	174,155	4,894,001
HSBC Holdings PLC (United Kingdom)	24,177,775	179,759,744
ICAP PLC	665,775	4,181,597
IMI PLC	323,004	4,483,294
Imperial Tobacco Group PLC	1,169,719	61,340,819
Inmarsat PLC	547,765	5,545,785
InterContinental Hotel Group PLC	236,069	10,108,905
Intertek Group PLC	196,956	9,028,870
Intu Properties PLC (a)	1,128,674	4,683,494
Investec PLC	745,808	4,414,945
ITV PLC	4,608,065	12,144,519
J Sainsbury PLC	1,917,100	6,049,408
Johnson Matthey PLC	235,806	10,336,072
Kingfisher PLC	2,787,378	13,594,215
Land Securities Group PLC	965,422	13,869,118
Legal & General Group PLC	7,264,207	20,060,503
Lloyds Banking Group PLC	78,463,221	61,154,911
London Stock Exchange Group PLC	381,813	13,812,957
Marks & Spencer Group PLC	1,966,914	8,896,924
Mediclinic International PLC	449,799	6,036,479
Meggitt PLC	935,336	5,751,831
Merlin Entertainments PLC	855,845	5,395,618
Mondi PLC	445,681	9,065,461
National Grid PLC	4,571,353	62,910,984
Next PLC	175,593	12,739,542
Old Mutual PLC	6,013,419	15,327,148
Pearson PLC	1,001,491	11,388,647
Persimmon PLC	374,383	8,967,168
Provident Financial PLC	180,594	7,128,639
Prudential PLC	3,139,267	56,472,267
Reckitt Benckiser Group PLC	776,952	75,052,567
RELX PLC	1,352,853	25,670,410
Rio Tinto PLC	1,507,586	45,382,417
Rolls-Royce Group PLC	2,244,275	22,691,454
Royal Bank of Scotland Group PLC (b)	4,227,863	11,192,476
Royal Dutch Shell PLC:
Class A (Netherlands)	153,285	3,758,723
Class A (United Kingdom)	4,980,870	121,731,124
Class B (United Kingdom)	4,672,925	118,958,441
Royal Mail PLC	1,092,731	7,375,487
RSA Insurance Group PLC	1,244,484	8,103,969
SABMiller PLC	1,189,257	68,682,371
Sage Group PLC	1,318,097	12,548,728
Schroders PLC	163,768	5,987,046
Scottish & Southern Energy PLC	1,226,271	24,242,423
Segro PLC	919,146	5,470,018
Severn Trent PLC	286,500	8,957,738
SKY PLC	1,257,645	14,021,036
Smith & Nephew PLC	1,094,093	17,678,400
Smiths Group PLC	473,033	8,329,800
St. James's Place Capital PLC	635,206	8,191,066
Standard Chartered PLC (United Kingdom)	3,998,975	33,713,051
Standard Life PLC	2,398,048	11,478,093
Tate & Lyle PLC	562,648	5,419,400
Taylor Wimpey PLC	3,982,327	8,435,010
Tesco PLC (b)	9,925,916	21,682,523
The Weir Group PLC	260,077	5,146,708
Travis Perkins PLC	302,495	6,613,735
Unilever PLC	1,567,731	72,776,036
United Utilities Group PLC	831,378	10,606,099
Vodafone Group PLC	32,334,758	97,575,116
Vodafone Group PLC sponsored ADR	9,027	276,678
Whitbread PLC	221,469	12,133,095
William Hill PLC	1,067,717	4,465,212
WM Morrison Supermarkets PLC	2,701,680	6,988,991
Worldpay Group PLC (b)	1,707,459	6,699,544

TOTAL UNITED KINGDOM		2,656,537,677

TOTAL COMMON STOCKS
(Cost $15,317,260,221)		14,888,120,446

Nonconvertible Preferred Stocks - 0.8%
France - 0.2%
Air Liquide SA (b)	288,912	31,688,503
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	67,466	5,056,380
Fuchs Petrolub AG	84,880	3,861,026
Henkel AG & Co. KGaA	213,786	28,055,712
Porsche Automobil Holding SE (Germany)	185,962	9,422,567
Volkswagen AG	223,431	31,028,651

TOTAL GERMANY		77,424,336

Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	7,320,761	5,365,024
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $104,626,616)		114,477,863
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase:
0% 8/17/17	4,000,000	3,977,232
0.47% to 0.62% 9/1/16 to 4/27/17 (c)	13,000,000	12,973,974
TOTAL GOVERNMENT OBLIGATIONS
(Cost $16,943,283)		16,951,206
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.42% (d)	34,357,025	34,357,025
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	85,705,396	85,705,396
TOTAL MONEY MARKET FUNDS
(Cost $120,062,421)		120,062,421
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $15,558,892,541)		15,139,611,936
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,928,499)
NET ASSETS - 100%		$15,129,683,437

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
32 ASX SPI 200 Index Contracts (Australia)	Sept. 2016	3,252,708	$154,895
2 CME Yen Denominated Nikkei 225 Contracts (United States)	Sept. 2016	163,437	13,709
5 Eurex Dax Index Contracts (Germany)	Sept. 2016	1,479,435	53,941
243 Eurex Euro Stoxx 50 Index Contracts (Germany)	Sept. 2016	8,212,947	283,539
26 Euronext CAC 40 10 Index Contracts (France)	Sept. 2016	1,287,095	(11,144)
10 HKFE Hang Seng Index Contracts (Hong Kong)	Sept. 2016	1,477,851	9,945
1,127 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	95,096,260	(490,637)
92 ICE FTSE 100 Index Contracts (United Kingdom)	Sept. 2016	8,198,153	834,829
75 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2016	1,242,093	11,097
26 SGX MSCI Singapore Index Contracts (Singapore)	Sept. 2016	592,345	(12,898)
63 TSE TOPIX Index Contracts (Japan)	Sept. 2016	8,101,435	28,336
TOTAL FUTURES CONTRACTS			$875,612

The face value of futures purchased as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
9/9/16	JPY	Goldman Sachs Bank USA	Buy	1,065,000,000	$9,968,531	$328,207
9/9/16	JPY	Goldman Sachs Bank USA	Sell	50,000,000	472,698	(10,717)
9/9/16	JPY	Goldman Sachs Bank USA	Sell	140,000,000	1,370,935	17,373
9/16/16	AUD	Goldman Sachs Bank USA	Buy	2,000,000	1,476,660	25,889
9/16/16	AUD	Goldman Sachs Bank USA	Buy	2,600,000	1,907,347	45,967
9/16/16	EUR	Goldman Sachs Bank USA	Buy	4,700,000	5,328,216	(82,289)
9/16/16	EUR	Goldman Sachs Bank USA	Buy	6,000,000	6,819,306	(122,378)
9/16/16	EUR	Goldman Sachs Bank USA	Sell	400,000	456,737	10,275
9/16/16	GBP	Goldman Sachs Bank USA	Buy	2,400,000	3,431,028	(278,331)
9/16/16	GBP	Goldman Sachs Bank USA	Buy	4,000,000	5,793,360	(538,865)
9/16/16	GBP	Goldman Sachs Bank USA	Sell	300,000	445,739	51,651
9/16/16	JPY	Goldman Sachs Bank USA	Sell	45,000,000	421,453	(13,621)
9/16/16	SEK	Goldman Sachs Bank USA	Buy	11,400,000	1,389,804	(57,173)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(624,012)

*Contract Amount is stated in U.S. Dollars unless otherwise noted

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,178,600.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$117,104
Fidelity Securities Lending Cash Central Fund	2,229,402
Total	$2,346,506

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,851,412,278	$977,209,376	$874,202,902	$--
Consumer Staples	1,897,444,848	865,918,130	1,031,526,718	--
Energy	716,552,442	138,285,144	578,267,298	--
Financials	3,502,144,869	2,320,931,788	1,181,212,983	98
Health Care	1,715,454,540	553,843,197	1,161,611,343	--
Industrials	2,098,065,831	1,454,981,480	643,084,351	--
Information Technology	852,290,835	515,230,999	337,059,836	--
Materials	1,087,452,732	822,384,391	265,068,341	--
Telecommunication Services	730,308,145	151,125,725	579,182,420	--
Utilities	551,471,789	441,897,146	109,574,643	--
Government Obligations	16,951,206	--	16,951,206	--
Money Market Funds	120,062,421	120,062,421	--	--
Total Investments in Securities:	$15,139,611,936	$8,361,869,797	$6,777,742,041	$98
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$479,362	$--	$479,362	$--
Futures Contracts	1,390,291	1,390,291	--	--
Total Assets	$1,869,653	$1,390,291	$479,362	$--
Liabilities
Forward Foreign Currency Contracts	$(1,103,374)	$--	$(1,103,374)	$--
Futures Contracts	(514,679)	(514,679)	--	--
Total Liabilities	$(1,618,053)	$(514,679)	$(1,103,374)	$--
Total Derivative Instruments:	$251,600	$875,612	$(624,012)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$707,267,533
Level 2 to Level 1	$3,061,140,472

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,390,291	$(514,679)
Total Equity Risk	1,390,291	(514,679)
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	$479,362	$(1,103,374)
Total Foreign Exchange Risk	479,362	(1,103,374)
Total Value of Derivatives	$1,869,653	$(1,618,053)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $82,709,212) — See accompanying schedule: Unaffiliated issuers (cost $15,438,830,120)	$15,019,549,515
Fidelity Central Funds (cost $120,062,421)	120,062,421
Total Investments (cost $15,558,892,541)		$15,139,611,936
Cash		11,860
Foreign currency held at value (cost $11,573,950)		11,507,808
Receivable for investments sold		6,162,222
Unrealized appreciation on foreign currency contracts		479,362
Receivable for fund shares sold		10,295,163
Dividends receivable		77,818,331
Distributions receivable from Fidelity Central Funds		127,205
Other receivables		3,714
Total assets		15,246,017,601
Liabilities
Payable for investments purchased	$17,779,211
Unrealized depreciation on foreign currency contracts	1,103,374
Payable for fund shares redeemed	10,588,408
Accrued management fee	631,621
Payable for daily variation margin for derivative instruments	207,247
Other affiliated payables	318,907
Collateral on securities loaned, at value	85,705,396
Total liabilities		116,334,164
Net Assets		$15,129,683,437
Net Assets consist of:
Paid in capital		$16,045,835,134
Undistributed net investment income		315,544,354
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(810,749,016)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(420,947,035)
Net Assets		$15,129,683,437
Investor Class:
Net Asset Value, offering price and redemption price per share ($809,158,274 ÷ 22,272,646 shares)		$36.33
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,128,266,023 ÷ 223,657,175 shares)		$36.34
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,938,201,180 ÷ 53,323,054 shares)		$36.35
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,254,057,960 ÷ 117,039,376 shares)		$36.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$350,578,117
Interest		30,090
Income from Fidelity Central Funds (including $2,229,402 from security lending)		2,346,506
Income before foreign taxes withheld		352,954,713
Less foreign taxes withheld		(29,221,469)
Total income		323,733,244
Expenses
Management fee	$4,135,079
Transfer agent fees	5,178,050
Independent trustees' fees and expenses	32,363
Interest	9,529
Miscellaneous	20,133
Total expenses before reductions	9,375,154
Expense reductions	(1,629,608)	7,745,546
Net investment income (loss)		315,987,698
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,653,226)
Foreign currency transactions	2,594,276
Futures contracts	9,113,033
Total net realized gain (loss)		6,054,083
Change in net unrealized appreciation (depreciation) on: Investment securities	1,165,701,601
Assets and liabilities in foreign currencies	653,163
Futures contracts	13,771,234
Total change in net unrealized appreciation (depreciation)		1,180,125,998
Net gain (loss)		1,186,180,081
Net increase (decrease) in net assets resulting from operations		$1,502,167,779

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$315,987,698	$457,117,481
Net realized gain (loss)	6,054,083	(15,509,316)
Change in net unrealized appreciation (depreciation)	1,180,125,998	(2,891,944,490)
Net increase (decrease) in net assets resulting from operations	1,502,167,779	(2,450,336,325)
Distributions to shareholders from net investment income	(23,940,656)	(399,468,972)
Share transactions - net increase (decrease)	47,639,231	1,382,746,318
Redemption fees	337,809	768,132
Total increase (decrease) in net assets	1,526,204,163	(1,466,290,847)
Net Assets
Beginning of period	13,603,479,274	15,069,770,121
End of period	$15,129,683,437	$13,603,479,274
Other Information
Undistributed net investment income end of period	$315,544,354	$23,497,312

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$32.81	$39.75	$41.19	$35.31	$33.06	$37.29
Income from Investment Operations
Net investment income (loss)B	.75	1.11	1.13	1.35C	1.03	1.19
Net realized and unrealized gain (loss)	2.82	(7.10)	(1.31)	5.53	2.23	(4.28)
Total from investment operations	3.57	(5.99)	(.18)	6.88	3.26	(3.09)
Distributions from net investment income	(.05)	(.95)	(1.26)	(.96)	(.97)	(1.12)
Distributions from net realized gain	–	–	–	(.04)	(.04)	(.02)
Total distributions	(.05)	(.95)	(1.26)	(1.00)	(1.01)	(1.14)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$36.33	$32.81	$39.75	$41.19	$35.31	$33.06
Total ReturnE,F	10.88%	(15.24)%	(.29)%	19.66%	10.01%	(7.92)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.11%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.11%
Net investment income (loss)	4.23%I	2.92%	2.83%	3.52%C	3.16%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$809,158	$2,652,101	$2,972,698	$2,640,165	$2,282,743	$3,424,239
Portfolio turnover rateJ	2%I	1%K	1%	2%	1%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07	$37.29
Income from Investment Operations
Net investment income (loss)B	.76	1.14	1.17	1.38C	1.06	1.20
Net realized and unrealized gain (loss)	2.82	(7.10)	(1.32)	5.54	2.22	(4.28)
Total from investment operations	3.58	(5.96)	(.15)	6.92	3.28	(3.08)
Distributions from net investment income	(.06)	(.98)	(1.29)	(.99)	(1.00)	(1.12)
Distributions from net realized gain	–	–	–	(.04)	(.04)	(.02)
Total distributions	(.06)	(.98)	(1.29)	(1.03)	(1.04)	(1.14)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$36.34	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnE,F	10.91%	(15.17)%	(.21)%	19.79%	10.07%	(7.87)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.14%I	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.11%I	.12%	.12%	.12%	.12%	.07%
Expenses net of all reductions	.11%I	.12%	.12%	.12%	.12%	.07%
Net investment income (loss)	4.32%I	3.00%	2.91%	3.60%C	3.24%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$8,128,266	$7,677,907	$8,304,964	$7,201,814	$5,322,884	$3,476,600
Portfolio turnover rateJ	2%I	1%K	1%	2%	1%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07	$31.29
Income from Investment Operations
Net investment income (loss)C	.77	1.16	1.18	1.40D	1.07	.32
Net realized and unrealized gain (loss)	2.82	(7.10)	(1.31)	5.54	2.22	2.48
Total from investment operations	3.59	(5.94)	(.13)	6.94	3.29	2.80
Distributions from net investment income	(.06)	(1.00)	(1.31)	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	–	–	–	(.04)	(.04)	–
Total distributions	(.06)	(1.00)	(1.31)	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capitalC,E	–	–	–	–	–	–
Net asset value, end of period	$36.35	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnF,G	10.95%	(15.13)%	(.16)%	19.85%	10.12%	9.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%J	.10%K	.10%K	.10%K	.10%K	.10%J,K
Expenses net of fee waivers, if any	.07%J	.07%	.07%	.07%	.07%	.07%J
Expenses net of all reductions	.07%J	.07%	.07%	.07%	.07%	.07%J
Net investment income (loss)	4.36%J	3.05%	2.96%	3.65%D	3.29%	2.19%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,938,201	$1,539,389	$1,994,854	$1,595,562	$1,269,545	$860,659
Portfolio turnover rateL	2%J	1%M	1%	2%	1%	9%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents .095%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07	$31.29
Income from Investment Operations
Net investment income (loss)C	.77	1.16	1.19	1.41D	1.08	.32
Net realized and unrealized gain (loss)	2.82	(7.10)	(1.32)	5.53	2.22	2.48
Total from investment operations	3.59	(5.94)	(.13)	6.94	3.30	2.80
Distributions from net investment income	(.06)	(1.00)	(1.31)	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	–	–	–	(.04)	(.04)	–
Total distributions	(.06)	(1.00)	(1.31)	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capitalC,E	–	–	–	–	–	–
Net asset value, end of period	$36.35	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnF,G	10.96%	(15.12)%	(.15)%	19.86%	10.13%	9.45%
Ratios to Average Net AssetsH,I
Expenses before reductions	.06%J	.08%K	.08%K	.08%K	.08%K	.08%J,K
Expenses net of fee waivers, if any	.06%J	.06%	.06%	.06%	.06%	.06%J
Expenses net of all reductions	.06%J	.06%	.06%	.06%	.06%	.06%J
Net investment income (loss)	4.37%J	3.06%	2.97%	3.66%D	3.30%	2.17%J
Supplemental Data
Net assets, end of period (000 omitted)	$4,254,058	$1,734,082	$1,797,254	$1,651,834	$1,155,733	$958,101
Portfolio turnover rateL	2%J	1%M	1%	2%	1%	9%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents .075%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund), Fidelity Extended Market Index Fund (formerly Spartan Extended Market Index Fund) and Fidelity International Index Fund (formerly Spartan International Index Fund) (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class, Institutional Premium Class (formerly Fidelity Advantage Institutional Class) and Class F shares. Fidelity Extended Market Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares. Fidelity International Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of the Fidelity Total Market Index Fund are included in the accompanying Statement of Assets and Liabilities..

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transaction, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Total Market Index	$25,884,351,775	$12,237,472,745	$(1,771,586,944)	$10,465,885,801
Fidelity Extended Market Index	16,476,924,180	5,310,162,034	(1,911,083,521)	3,399,078,513
Fidelity International Index	15,629,843,672	2,794,504,873	(3,284,736,609)	(490,231,736)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity International Index	$(119,933,607)	$(148,608,683)	$(49,793,394)	$(318,335,684)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity International Index	$(28,461,290)	$(408,956,488)	$(437,417,778)	$(755,753,462)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to .50%, .75% and 1.00% of the net asset value of shares redeemed from Fidelity Total Market Index, Fidelity Extended Market Index and Fidelity International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index
Equity Risk
Futures Contracts	$27,829,384	$7,382,274
Total Equity Risk	27,829,384	7,382,274
Interest Rate Risk
Totals	$27,829,384	$7,382,274
Fidelity Extended Market Index
Equity Risk
Futures Contracts	$16,051,619	$(1,208,559)
Total Equity Risk	16,051,619	(1,208,559)
Totals	$16,051,619	$(1,208,559)
Fidelity International Index
Equity Risk
Futures Contracts	$9,113,033	$13,771,234
Total Equity Risk	9,113,033	13,771,234
Foreign Exchange Risk
Forward Foreign Currency Contracts	$1,273,975	$(479,538)
Total Foreign Exchange Risk	1,273,975	(479,538)
Totals	$10,387,008	$13,291,696

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fidelity International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index	1,816,926,447	342,336,283
Fidelity Extended Market Index	1,131,512,957	1,157,737,323
Fidelity International Index	531,706,591	152,478,575

During the prior period, securities received in-kind through subscriptions are noted in the table below.

Value of Securities Received
Fidelity Extended Market Index	$ 173,229,639
Fidelity International Index	$ 190,907,411

Prior Fiscal Year Redemptions In-Kind. During the prior period, 10,935,696 shares of Fidelity International Index held by an unaffiliated entity were redeemed in kind for investments with a value of $358,909,549. The Fund had a net realized gain of $104,403,305 on investments delivered through the in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. Fidelity International Index recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .015%, .045% and .05% of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets, respectively. Prior to July 1, 2016, the management fee was based on an annual rate of .035% for Fidelity Total Market Index Fund and .06% for Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .028%, .055%, and .06% of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets, respectively.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.045%	.035%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.19%	.08%	.06%	.05%	n/a

Prior to July 1, 2016, the investment advisor paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.10%	.07%	.07%	.06%	n/a
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.07%	n/a
Fidelity International Index Fund	.20%	.17%	.095%	.075%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective July 1, 2016, under the amended expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Effective July 1, 2016	Paid by Class Prior to July 1, 2016
Fidelity Total Market Index
Investor Class	.075%	.075%	.065%
Premium Class	.045%	.03%	.035%
Institutional Class	.035%	.02%	.035%
Institutional Premium Class	.015%	–%	.015%
Fidelity Extended Market Index
Investor Class	.075%	.055%	.04%
Premium Class	.045%	.025%	.01%
Institutional Premium Class	.015%	–%	.01%
Fidelity International Index
Investor Class	.21%	.14%	.14%
Premium Class	.11%	.03%	.11%
Institutional Class	.035%	.01%	.035%
Institutional Premium Class	.015%	–%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Total Market Index
Investor Class	$509,513.07
Premium Class	3,379,236.03
Institutional Class	201,616.03
Institutional Premium Class	49,964.01
	$4,140,329
Fidelity Extended Market Index
Investor Class	$274,531.04
Premium Class	994,914.02
Institutional Premium Class	42,472.01
	$1,311,917
Fidelity International Index
Investor Class	$1,434,244.14
Premium Class	3,435,533.08
Institutional Class	206,647.03
Institutional Premium Class	101,626.01
	$5,178,050

 (a) Annualized

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Extended Market Index and Fidelity International Index had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Extended Market Index	Borrower	$14,297,769.60%		$3,103
Fidelity International Index	Borrower	$31,909,375.60%		$8,502

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Total Market Index	$43,469
Fidelity Extended Market Index	21,177
Fidelity International Index	20,133

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Index	$14,160,333.87%		$1,027

10. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Effective July 1, 2016, the expense limitations were discontinued. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Fidelity Total Market Index
Investor Class	.10%	$ 1,261
Premium Class	.05%	1,394,641
Institutional Class	.04%	126,009
Institutional Premium Class	.035%	52,605
Class F	.035%	11,514
Fidelity Extended Market Index
Institutional Premium Class	.06%	45,464
Premium Class	.07%(a)	11,261
Fidelity International Index
Premium Class	.12%	1,393,517
Institutional Class	.07%	128,286
Institutional Premium Class	.06%	107,766

 (a) Expense limitation in effect April 29, 2016 - June 30, 2016

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index	$3,905
Fidelity Extended Market Index	2,152
Fidelity International Index	39

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Fidelity Total Market Index
From net investment income
Investor Class	$6,046,215	$36,775,242
Premium Class	62,134,836	371,216,268
Institutional Class	3,769,910	24,158,144
Institutional Premium Class	2,656,509	16,679,596
Class F	22,408,361	128,246,091
Total	$97,015,831	$577,075,341
From net realized gain
Investor Class	$3,866,766	$10,415,400
Premium Class	37,828,374	102,706,673
Institutional Class	2,273,270	6,580,966
Institutional Premium Class	1,594,368	4,435,860
Class F	13,448,195	35,261,727
Total	$59,010,973	$159,400,626
Fidelity Extended Market Index
From net investment income
Investor Class	$2,849,754	$20,907,910
Premium Class	25,487,367	181,752,629
Institutional Premium Class	2,471,331	13,024,445
Total	$30,808,452	$215,684,984
From net realized gain
Investor Class	$10,919,060	$73,006,868
Premium Class	93,352,751	607,057,309
Institutional Premium Class	8,920,711	42,902,082
Total	$113,192,522	$722,966,259
Fidelity International Index
From net investment income
Investor Class	$4,049,425	$72,615,438
Premium Class	13,787,379	221,320,848
Institutional Class	2,668,469	48,369,961
Institutional Premium Class	3,435,383	57,162,725
Total	$23,940,656	$399,468,972

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Fidelity Total Market Index
Investor Class
Shares sold	4,730,448	32,516,383	$284,396,086	$1,998,231,479
Reinvestment of distributions	163,107	796,933	9,726,067	46,212,344
Shares redeemed	(29,083,279)	(29,931,735)	(1,741,886,047)	(1,848,270,240)
Net increase (decrease)	(24,189,724)	3,381,581	$(1,447,763,894)	$196,173,583
Premium Class
Shares sold	30,619,015	85,649,594	$1,846,880,831	$5,139,110,213
Reinvestment of distributions	1,483,583	7,249,491	88,466,083	420,402,384
Shares redeemed	(53,829,346)	(58,087,070)	(3,244,165,232)	(3,505,600,912)
Net increase (decrease)	(21,726,748)	34,812,015	$(1,308,818,318)	$2,053,911,685
Institutional Class
Shares sold	9,903,825	3,947,517	$590,599,428	$233,904,287
Reinvestment of distributions	101,360	529,934	6,043,095	30,738,655
Shares redeemed	(3,385,459)	(4,016,851)	(202,002,156)	(239,627,483)
Net increase (decrease)	6,619,726	460,600	$394,640,367	$25,015,459
Institutional Premium Class
Shares sold	51,757,172	2,442,533	$3,112,063,612	$141,575,547
Reinvestment of distributions	71,311	363,654	4,250,877	21,115,501
Shares redeemed	(2,862,461)	(4,943,244)	(175,728,140)	(298,065,697)
Net increase (decrease)	48,966,022	(2,137,057)	$2,940,586,349	$(135,374,649)
Class F
Shares sold	13,831,752	26,864,620	$831,328,179	$1,587,171,798
Reinvestment of distributions	601,317	2,819,491	35,856,556	163,507,819
Shares redeemed	(5,387,627)	(12,713,390)	(327,269,723)	(751,219,276)
Net increase (decrease)	9,045,442	16,970,721	$539,915,012	$999,460,341
Fidelity Extended Market Index
Investor Class
Shares sold	3,596,814	13,056,510	$184,669,506	$714,057,829
Reinvestment of distributions	269,606	1,789,749	13,507,251	92,010,651
Shares redeemed	(18,064,826)	(19,280,640)	(923,006,778)	(1,072,123,196)
Net increase (decrease)	(14,198,406)	(4,434,381)	$(724,830,021)	$(266,054,716)
Premium Class
Shares sold	23,506,740	66,679,219	$1,197,780,544	$3,623,901,047
Reinvestment of distributions	2,274,576	14,791,604	113,956,235	755,742,299
Shares redeemed	(29,877,563)	(56,816,552)	(1,529,926,484)	(3,010,836,900)
Net increase (decrease)	(4,096,247)	24,654,271	$(218,189,705)	$1,368,806,446
Institutional Premium Class
Shares sold	15,190,479	16,919,722(a)	$777,273,666	$905,552,559(a)
Reinvestment of distributions	227,477	1,097,022	11,392,042	55,926,527
Shares redeemed	(2,704,127)	(7,041,091)	(138,912,779)	(378,265,762)
Net increase (decrease)	12,713,829	10,975,653	$649,752,929	$583,213,324
Fidelity International Index
Investor Class
Shares sold	10,513,957	47,455,706	$370,219,280	$1,844,833,031
Reinvestment of distributions	111,704	2,020,553	3,975,543	71,406,339
Shares redeemed	(69,182,114)	(43,428,135)	(2,397,035,435)	(1,703,822,840)
Net increase (decrease)	(58,556,453)	6,048,124	$(2,022,840,612)	$212,416,530
Premium Class
Shares sold	33,888,500	87,470,831	$1,194,133,080	$3,387,859,021
Reinvestment of distributions	356,589	5,759,122	12,690,991	203,704,568
Shares redeemed	(44,559,013)	(68,157,262)	(1,565,722,864)	(2,636,420,356)
Net increase (decrease)	(10,313,924)	25,072,691	$(358,898,793)	$955,143,233
Institutional Class
Shares sold	18,657,625	17,918,076	$650,773,589	$675,220,863
Reinvestment of distributions	74,974	1,366,350	2,668,333	48,367,809
Shares redeemed	(12,314,821)	(22,551,197)	(430,570,475)	(847,401,565)
Net increase (decrease)	6,417,778	(3,266,771)	$222,871,447	$(123,812,893)
Institutional Premium Class
Shares sold	78,160,069	25,568,524(a)	$2,699,550,010	$966,043,443(a)
Reinvestment of distributions	96,525	1,614,929	3,435,338	57,162,024
Shares redeemed	(14,058,192)	(19,546,739)(b)	(496,478,159)	(684,205,858)(b)
Net increase (decrease)	64,198,402	7,636,714	$2,206,507,189	$338,999,609

 (a) Amount includes in-kind exchanges (see Note 5).

 (b) Amount includes in-kind redemptions (see Note 5: Prior Fiscal Year Redemptions In-Kind).

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fidelity Total Market Index Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Fidelity Total Market Index
Investor Class	.10%
Actual		$1,000.00	$1,144.80	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Premium Class	.05%
Actual		$1,000.00	$1,145.10	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,145.20	$.22
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.028%
Actual		$1,000.00	$1,145.20	$.15
Hypothetical-C		$1,000.00	$1,025.06	$.14
Class F	.028%
Actual		$1,000.00	$1,145.30	$.15
Hypothetical-C		$1,000.00	$1,025.06	$.14
Fidelity Extended Market Index
Investor Class	.10%
Actual		$1,000.00	$1,188.20	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Premium Class	.07%
Actual		$1,000.00	$1,188.30	$.39
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.055%
Actual		$1,000.00	$1,188.40	$.30
Hypothetical-C		$1,000.00	$1,024.93	$.28
Fidelity International Index
Investor Class	.20%
Actual		$1,000.00	$1,108.80	$1.06
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Premium Class	.11%-D
Actual		$1,000.00	$1,109.10	$.58-D
Hypothetical-C		$1,000.00	$1,024.65	$.56-D
Institutional Class	.07%
Actual		$1,000.00	$1,109.50	$.37
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.06%
Actual		$1,000.00	$1,109.60	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

 D If fees and changes to the class level expenses contract and/ or expense cap effective July 1, 2016, had been in effect during the entire period, the annualized expense ratio would have been .08% and the expenses paid in the actual and hypothetical examples above would have been $.43 and $.41, respectively.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Extended Market Index Fund (formerly Spartan Extended Market Index Fund)
Fidelity International Index Fund (formerly Spartan International Index Fund)
Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes. For Fidelity International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Extended Market Index Fund

Fidelity International Index Fund

Fidelity Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Fidelity Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee rate from 0.07% to 0.06%. The Board considered that the chart reflects the fund's lower management fee rate for 2011, as if the lower fee rate were in effect for the entire year.

At the July 2016 meeting, in connection with the renewal of the Advisory Contracts, the Board ratified (i) an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.06% to 0.045% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

Fidelity International Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee rate from 0.17% to 0.06%. The Board considered that the chart reflects the fund's lower management fee rate for 2011, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective October 1, 2015) that lowered the sub-advisory fee rate that FMR pays to Geode.

At the July 2016 meeting, in connection with the renewal of the Advisory Contracts, the Board ratified (i) an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.06% to 0.05% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

Fidelity Total Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee rate from 0.07% to 0.045%. The Board also considered that, in June 2014, it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee rate from 0.045% to 0.035%. The Board considered that the chart reflects the fund's lower management fee rate for 2011 and 2014, respectively, as if the lower fee rate were in effect for the entire year.

At the July 2016 meeting, in connection with the renewal of the management contract, the Board ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.035% to 0.015%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of each fund, after the effect of the contractual expense cap arrangements in place during 2015. The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2015.

With respect to Fidelity Extended Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Premium Class: 0.07% (0.045% effective July 1, 2016); Investor Class: 0.10%; and Premium Class: 0.07%. These contractual arrangements may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

With respect to Fidelity International Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.095% (0.06% effective July 1, 2016); Institutional Premium Class: 0.075% (0.05% effective July 1, 2016); Investor Class: 0.20% (0.19% effective July 1, 2016); and Premium Class: 0.17% (0.08% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

With respect to Fidelity Total Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.07% (0.035% effective July 1, 2016); Institutional Premium Class: 0.06% (0.015% effective July 1, 2016); Investor Class: 0.10% (0.09% effective July 1, 2016); Premium Class: 0.07% (0.045% effective July 1, 2016); and Class F: 0.015% (effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SIF-SANN-1016
1.707985.118

Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund) Class F Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	2.6
Microsoft Corp.	2.0	2.0
Exxon Mobil Corp.	1.6	1.6
Johnson & Johnson	1.4	1.4
Amazon.com, Inc.	1.3	1.0
Facebook, Inc. Class A	1.3	1.2
General Electric Co.	1.2	1.3
Berkshire Hathaway, Inc. Class B	1.2	1.2
AT&T, Inc.	1.1	1.1
JPMorgan Chase & Co.	1.1	1.0
	14.7

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.8	19.3
Financials	18.2	17.5
Health Care	14.0	14.1
Consumer Discretionary	12.7	13.5
Industrials	10.3	10.6
Consumer Staples	8.8	9.3
Energy	6.4	5.8
Materials	3.3	3.1
Utilities	3.2	3.4
Telecommunication Services	2.4	2.5

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	110,253	$1,889,736
Autoliv, Inc. (b)	136,209	14,462,672
BorgWarner, Inc.	322,234	11,081,627
Clean Diesel Technologies, Inc. (a)	8,475	31,019
Cooper Tire & Rubber Co.	81,601	2,773,618
Cooper-Standard Holding, Inc. (a)	27,202	2,694,358
Dana Holding Corp.	208,374	3,004,753
Delphi Automotive PLC	405,435	28,648,037
Dorman Products, Inc. (a)(b)	47,584	3,001,123
Drew Industries, Inc.	37,718	3,841,578
Federal-Mogul Corp. Class A (a)	65,766	600,444
Fox Factory Holding Corp. (a)	28,748	596,808
Gentex Corp.	444,026	7,899,223
Gentherm, Inc. (a)	58,309	1,922,448
Hertz Global Holdings, Inc. (a)	113,057	5,569,188
Horizon Global Corp. (a)	22,811	406,492
Johnson Controls, Inc.	968,790	42,510,505
Lear Corp.	109,051	12,681,541
Metaldyne Performance Group, Inc.	30,783	488,526
Modine Manufacturing Co. (a)	62,657	671,056
Motorcar Parts of America, Inc. (a)(b)	25,941	737,503
Shiloh Industries, Inc. (a)	7,922	71,060
Spartan Motors, Inc.	44,931	443,020
Standard Motor Products, Inc.	32,576	1,459,731
Stoneridge, Inc. (a)	33,804	585,823
Strattec Security Corp.	4,334	181,551
Superior Industries International, Inc.	39,790	1,158,287
Sypris Solutions, Inc. (a)	16,848	17,185
Tenneco, Inc. (a)	83,068	4,637,686
The Goodyear Tire & Rubber Co.	397,686	11,672,084
Tower International, Inc.	25,690	624,267
UQM Technologies, Inc. (a)(b)	38,648	23,189
Visteon Corp.	48,877	3,455,604
Workhorse Group, Inc. (a)	16,326	133,873
		169,975,615
Automobiles - 0.6%
Ford Motor Co.	5,810,288	73,209,629
General Motors Co.	2,087,154	66,621,956
Harley-Davidson, Inc.	281,657	14,843,324
Tesla Motors, Inc. (a)(b)	168,629	35,751,034
Thor Industries, Inc. (b)	80,180	6,506,607
Winnebago Industries, Inc. (b)	39,123	941,691
		197,874,241
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,871,856
Educational Development Corp.	2,866	34,650
Fenix Parts, Inc. (a)(b)	13,969	67,889
Genuine Parts Co.	219,386	22,557,269
LKQ Corp. (a)	456,169	16,463,139
Pool Corp.	56,544	5,703,593
VOXX International Corp. (a)	18,073	55,484
Weyco Group, Inc.	5,169	131,913
		47,885,793
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	20,589	425,575
Apollo Education Group, Inc. Class A (non-vtg.) (a)	165,611	1,468,970
Ascent Capital Group, Inc. (a)	16,905	392,365
Bridgepoint Education, Inc. (a)	19,443	140,962
Bright Horizons Family Solutions, Inc. (a)	67,619	4,608,911
Cambium Learning Group, Inc. (a)	12,514	60,192
Capella Education Co.	13,812	813,803
Career Education Corp. (a)	92,297	603,622
Carriage Services, Inc.	24,048	563,685
Chegg, Inc. (a)(b)	67,008	450,964
Collectors Universe, Inc.	4,772	91,336
DeVry, Inc. (b)	82,281	1,895,754
Graham Holdings Co.	6,749	3,309,372
Grand Canyon Education, Inc. (a)	72,456	3,009,098
H&R Block, Inc.	339,125	7,345,448
Houghton Mifflin Harcourt Co. (a)	170,821	2,724,595
ITT Educational Services, Inc. (a)(b)	22,063	7,755
K12, Inc. (a)	45,198	540,116
Liberty Tax, Inc.	8,571	116,480
LifeLock, Inc. (a)(b)	121,981	2,029,764
Lincoln Educational Services Corp. (a)	15,671	29,148
National American University Holdings, Inc.	5,378	12,369
Regis Corp. (a)	52,945	665,519
Service Corp. International	291,620	7,710,433
ServiceMaster Global Holdings, Inc. (a)	200,728	7,489,162
Sotheby's Class A (Ltd. vtg.) (b)	86,398	3,425,681
Strayer Education, Inc. (a)	14,558	708,683
Universal Technical Institute, Inc.	29,419	67,075
Weight Watchers International, Inc. (a)(b)	37,785	397,120
		51,103,957
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	339,152	12,864,035
Belmond Ltd. Class A (a)	124,751	1,393,469
Biglari Holdings, Inc. (a)	2,475	1,090,460
BJ's Restaurants, Inc. (a)	35,904	1,426,107
Bloomin' Brands, Inc.	203,436	3,975,139
Bob Evans Farms, Inc.	27,901	1,143,941
Bojangles', Inc. (a)	24,608	397,419
Boyd Gaming Corp. (a)	116,149	2,264,906
Bravo Brio Restaurant Group, Inc. (a)	12,451	58,520
Brinker International, Inc.	84,914	4,560,731
Buffalo Wild Wings, Inc. (a)(b)	27,640	4,483,208
Caesars Entertainment Corp. (a)(b)	56,403	356,467
Carnival Corp. unit	663,341	31,707,700
Carrols Restaurant Group, Inc. (a)	43,906	590,975
Century Casinos, Inc. (a)	28,742	183,661
Chipotle Mexican Grill, Inc. (a)(b)	44,253	18,308,794
Choice Hotels International, Inc.	53,065	2,573,122
Churchill Downs, Inc.	18,170	2,714,235
Chuy's Holdings, Inc. (a)(b)	26,361	798,211
ClubCorp Holdings, Inc.	87,722	1,258,811
Cosi, Inc. (a)	30,434	6,629
Cracker Barrel Old Country Store, Inc. (b)	37,351	5,681,461
Darden Restaurants, Inc. (b)	171,241	10,555,295
Dave & Buster's Entertainment, Inc. (a)	49,427	2,295,884
Del Frisco's Restaurant Group, Inc. (a)	28,720	432,236
Del Taco Restaurants, Inc. (a)	75,328	845,933
Denny's Corp. (a)	117,334	1,226,140
Diamond Resorts International, Inc. (a)(b)	93,410	2,821,916
DineEquity, Inc.	27,200	2,121,328
Domino's Pizza, Inc.	76,030	11,371,807
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,523
Dover Motorsports, Inc.	9,993	24,383
Dunkin' Brands Group, Inc. (b)	158,352	7,751,330
El Pollo Loco Holdings, Inc. (a)(b)	42,298	576,099
Eldorado Resorts, Inc. (a)	30,709	428,698
Empire Resorts, Inc. (a)	4,022	67,690
Entertainment Gaming Asia, Inc. (a)	2,060	4,017
Extended Stay America, Inc. unit	100,289	1,419,089
Famous Dave's of America, Inc. (a)(b)	7,623	46,043
Fiesta Restaurant Group, Inc. (a)	37,794	954,676
Fogo de Chao, Inc. (a)(b)	4,278	52,491
Golden Entertainment, Inc.	1,436	17,979
Good Times Restaurants, Inc. (a)(b)	7,939	27,310
Habit Restaurants, Inc. Class A (a)(b)	13,363	204,721
Hilton Worldwide Holdings, Inc.	780,601	18,632,946
Hyatt Hotels Corp. Class A (a)(b)	40,191	2,149,415
Ignite Restaurant Group, Inc. (a)(b)	4,841	4,405
International Speedway Corp. Class A	39,245	1,306,466
Interval Leisure Group, Inc.	159,203	2,770,132
Intrawest Resorts Holdings, Inc. (a)	22,150	330,478
Isle of Capri Casinos, Inc. (a)	30,947	536,930
J. Alexanders Holdings, Inc. (a)	20,559	204,973
Jack in the Box, Inc.	50,437	5,016,464
Jamba, Inc. (a)(b)	19,136	209,156
Kona Grill, Inc. (a)(b)	8,466	112,513
La Quinta Holdings, Inc. (a)	115,379	1,332,627
Las Vegas Sands Corp.	547,812	27,505,641
Lindblad Expeditions Holdings (a)	22,275	209,162
Luby's, Inc. (a)	14,614	65,763
Marcus Corp.	26,625	628,350
Marriott International, Inc. Class A (b)	280,107	19,980,032
Marriott Vacations Worldwide Corp. (b)	38,724	2,985,620
McDonald's Corp.	1,312,521	151,806,179
MGM Mirage, Inc. (a)	697,622	16,666,190
Monarch Casino & Resort, Inc. (a)	11,528	274,251
Morgans Hotel Group Co. (a)	27,678	61,722
Nathan's Famous, Inc. (a)(b)	3,561	175,593
Noodles & Co. (a)(b)	28,579	186,907
Norwegian Cruise Line Holdings Ltd. (a)	230,969	8,289,477
Panera Bread Co. Class A (a)(b)	33,222	7,214,157
Papa John's International, Inc.	42,981	3,216,268
Papa Murphy's Holdings, Inc. (a)(b)	22,690	135,459
Penn National Gaming, Inc. (a)	107,531	1,524,790
Pinnacle Entertainment, Inc.	94,638	1,139,442
Planet Fitness, Inc. (a)(b)	37,986	822,397
Popeyes Louisiana Kitchen, Inc. (a)	35,356	1,927,963
Potbelly Corp. (a)(b)	30,614	396,757
Rave Restaurant Group, Inc. (a)(b)	9,079	34,954
RCI Hospitality Holdings, Inc.	5,726	62,929
Red Lion Hotels Corp. (a)	6,989	45,708
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,062,446
Red Rock Resorts, Inc.	43,728	985,629
Royal Caribbean Cruises Ltd. (b)	249,836	17,765,838
Ruby Tuesday, Inc. (a)	88,086	267,781
Ruth's Hospitality Group, Inc.	42,076	629,457
Scientific Games Corp. Class A (a)(b)	70,193	579,092
SeaWorld Entertainment, Inc. (b)	103,555	1,347,251
Shake Shack, Inc. Class A (a)(b)	8,653	305,451
Six Flags Entertainment Corp.	124,560	6,074,791
Sonic Corp.	74,649	2,141,680
Speedway Motorsports, Inc.	23,497	420,361
Starbucks Corp.	2,193,395	123,334,601
Starwood Hotels & Resorts Worldwide, Inc.	248,594	19,256,091
Texas Roadhouse, Inc. Class A	107,584	4,762,744
The Cheesecake Factory, Inc.	58,805	3,023,165
Town Sports International Holdings, Inc. (a)	13,107	38,141
Vail Resorts, Inc.	54,383	8,615,899
Wendy's Co.	363,065	3,699,632
Wingstop, Inc.	38,268	1,159,138
Wyndham Worldwide Corp.	171,061	12,109,408
Wynn Resorts Ltd. (b)	121,726	10,872,566
Yum! Brands, Inc.	598,052	54,249,297
Zoe's Kitchen, Inc. (a)(b)	27,188	740,329
		692,487,593
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	15,479	383,260
Beazer Homes U.S.A., Inc. (a)	40,506	455,693
CalAtlantic Group, Inc.	115,129	4,201,057
Cavco Industries, Inc. (a)	12,220	1,277,845
Century Communities, Inc. (a)	18,579	365,821
Comstock Holding Companies, Inc. (a)	1,496	2,723
CSS Industries, Inc.	16,118	410,525
D.R. Horton, Inc.	504,178	16,163,947
Dixie Group, Inc. (a)	11,105	51,971
Emerson Radio Corp. (a)	23,724	20,165
Ethan Allen Interiors, Inc. (b)	36,464	1,220,085
Flexsteel Industries, Inc.	9,186	435,876
Garmin Ltd. (b)	175,643	8,620,558
GoPro, Inc. Class A (a)(b)	111,820	1,638,163
Green Brick Partners, Inc. (a)(b)	37,398	296,940
Harman International Industries, Inc.	106,630	9,030,495
Helen of Troy Ltd. (a)	41,195	3,721,556
Hooker Furniture Corp.	17,507	407,213
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	322,437
Installed Building Products, Inc. (a)	31,210	1,041,790
iRobot Corp. (a)(b)	45,351	1,807,691
KB Home	112,206	1,761,634
Koss Corp. (a)	2,669	5,285
La-Z-Boy, Inc.	79,546	2,121,492
Leggett & Platt, Inc.	217,584	11,418,808
Lennar Corp. Class A (b)	282,096	13,343,141
LGI Homes, Inc. (a)(b)	20,212	776,545
Libbey, Inc.	30,735	544,932
Lifetime Brands, Inc.	14,046	188,497
M.D.C. Holdings, Inc.	56,801	1,483,074
M/I Homes, Inc. (a)(b)	33,201	768,271
Meritage Homes Corp. (a)(b)	54,723	1,964,556
Mohawk Industries, Inc. (a)	94,539	20,116,008
NACCO Industries, Inc. Class A	7,854	522,605
New Home Co. LLC (a)(b)	11,951	129,668
Newell Brands, Inc.	720,659	38,252,580
NVR, Inc. (a)	5,363	9,046,308
PulteGroup, Inc. (b)	460,762	9,846,484
Skullcandy, Inc. (a)	34,243	216,416
Skyline Corp. (a)	21,741	260,892
Stanley Furniture Co., Inc.	5,699	11,113
Taylor Morrison Home Corp. (a)	40,708	718,089
Tempur Sealy International, Inc. (a)(b)	91,766	7,196,290
Toll Brothers, Inc. (a)	226,510	7,042,196
TopBuild Corp. (a)	55,530	1,894,684
TRI Pointe Homes, Inc. (a)	234,174	3,175,399
Tupperware Brands Corp. (b)	71,204	4,665,998
Turtle Beach Corp. (a)(b)	6,672	6,872
UCP, Inc. (a)	9,479	80,003
Universal Electronics, Inc. (a)	22,307	1,651,387
Vuzix Corp. (a)(b)	16,394	145,087
WCI Communities, Inc. (a)	24,951	469,578
Whirlpool Corp.	114,000	20,364,960
William Lyon Homes, Inc. (a)(b)	35,265	608,321
Zagg, Inc. (a)	38,365	278,914
		212,951,898
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	486,560
Amazon.com, Inc. (a)	579,070	445,397,481
Blue Nile, Inc.	17,894	616,627
Duluth Holdings, Inc. (b)	12,299	372,783
Etsy, Inc. (a)	36,404	489,998
EVINE Live, Inc. (a)	71,405	126,387
Expedia, Inc.	172,749	18,850,371
FTD Companies, Inc. (a)	25,393	596,736
Gaia, Inc. Class A (a)	12,609	99,989
Groupon, Inc. Class A (a)(b)	645,768	3,441,943
HSN, Inc.	48,658	2,032,931
Lands' End, Inc. (a)(b)	26,352	463,795
Liberty Interactive Corp.:
(Venture Group) Series A (a)	213,209	8,217,075
QVC Group Series A (a)	678,792	14,342,875
Liberty TripAdvisor Holdings, Inc. (a)	113,996	2,372,257
Netflix, Inc. (a)	641,172	62,482,211
NutriSystem, Inc.	46,905	1,351,802
Overstock.com, Inc. (a)	24,847	382,892
PetMed Express, Inc. (b)	32,292	651,007
Priceline Group, Inc. (a)	73,953	104,771,434
Shutterfly, Inc. (a)(b)	48,378	2,429,543
TripAdvisor, Inc. (a)	168,760	10,294,360
U.S. Auto Parts Network, Inc. (a)	5,048	18,880
Wayfair LLC Class A (a)(b)	39,043	1,503,546
		681,793,483
Leisure Products - 0.2%
Arctic Cat, Inc. (b)	18,718	265,234
Black Diamond, Inc. (a)	32,583	149,882
Brunswick Corp.	137,381	6,318,152
Callaway Golf Co.	134,839	1,539,861
Escalade, Inc.	7,022	85,177
Hasbro, Inc.	168,318	13,758,313
JAKKS Pacific, Inc. (a)(b)	19,661	181,078
Johnson Outdoors, Inc. Class A	3,505	117,943
Malibu Boats, Inc. Class A (a)	23,351	319,675
Marine Products Corp.	11,741	104,612
Mattel, Inc.	503,388	16,677,244
MCBC Holdings, Inc. (a)	4,800	57,312
Nautilus, Inc. (a)	41,820	973,988
Polaris Industries, Inc. (b)	94,246	8,165,473
Smith & Wesson Holding Corp. (a)(b)	80,794	2,274,351
Sturm, Ruger & Co., Inc. (b)	28,534	1,748,849
Summer Infant, Inc. (a)	32,605	76,296
Vista Outdoor, Inc. (a)	94,769	3,773,702
		56,587,142
Media - 2.9%
A.H. Belo Corp. Class A	22,177	138,606
AMC Entertainment Holdings, Inc. Class A	30,240	919,598
AMC Networks, Inc. Class A (a)	91,288	4,960,590
Ballantyne of Omaha, Inc. (a)	17,964	111,377
Cable One, Inc.	6,260	3,387,411
Carmike Cinemas, Inc. (a)	37,234	1,194,839
CBS Corp. Class B	634,240	32,365,267
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	207,121
Charter Communications, Inc. Class A (a)	323,183	83,125,899
Cinedigm Corp. (a)	5,614	8,646
Cinemark Holdings, Inc.	164,899	6,373,346
Clear Channel Outdoor Holding, Inc. Class A	57,659	389,198
Comcast Corp. Class A	3,615,797	235,966,912
Cumulus Media, Inc. Class A (a)(b)	143,016	57,206
Daily Journal Corp. (a)	644	149,414
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,310,358
Class C (non-vtg.) (a)	327,382	8,125,621
DISH Network Corp. Class A (a)	334,463	16,800,076
E.W. Scripps Co. Class A (a)(b)	84,251	1,431,424
Emmis Communications Corp. Class A (a)	1,993	8,012
Entercom Communications Corp. Class A	25,850	354,404
Entravision Communication Corp. Class A	84,255	633,598
Gannett Co., Inc.	167,355	1,996,545
Global Eagle Entertainment, Inc. (a)	63,441	527,829
Gray Television, Inc. (a)	96,772	1,086,750
Harte-Hanks, Inc.	45,482	73,681
Hemisphere Media Group, Inc. (a)(b)	10,964	146,150
Insignia Systems, Inc. (a)	5,038	11,235
Interpublic Group of Companies, Inc.	606,618	14,037,141
John Wiley & Sons, Inc. Class A	79,959	4,648,017
Lee Enterprises, Inc. (a)	58,988	164,577
Liberty Broadband Corp.:
Class A (a)	33,151	2,236,035
Class C (a)(b)	99,103	6,791,529
Liberty Global PLC:
Class A (a)	413,393	13,083,888
Class C (a)	991,479	30,567,298
LiLAC Class A (a)	71,511	2,011,604
LiLAC Class C (a)	180,800	5,163,648
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	239,929
Liberty Braves Class C (a)	68,302	1,124,251
Liberty Media Class A (a)	35,684	763,638
Liberty Media Class C (a)	79,458	1,689,277
Liberty SiriusXM Class A (a)	142,736	4,783,083
Liberty SiriusXM Class C (a)	317,834	10,561,624
Lions Gate Entertainment Corp. (b)	144,045	3,019,183
Live Nation Entertainment, Inc. (a)	224,734	6,004,892
Loral Space & Communications Ltd. (a)	17,760	647,530
Media General, Inc. (a)	134,814	2,382,163
Meredith Corp.	55,681	2,953,320
MSG Network, Inc. Class A (a)	103,460	1,808,481
National CineMedia, Inc.	85,967	1,285,207
New Media Investment Group, Inc.	54,682	873,818
News Corp.:
Class A	686,011	9,645,315
Class B	50,000	721,500
Nexstar Broadcasting Group, Inc. Class A (b)	42,990	2,266,433
Omnicom Group, Inc. (b)	349,461	30,099,076
Radio One, Inc. Class D (non-vtg.) (a)(b)	32,336	111,883
Reading International, Inc. Class A (a)	17,900	242,187
Regal Entertainment Group Class A (b)	155,625	3,327,263
RLJ Entertainment, Inc. (a)	5,726	12,712
Saga Communications, Inc. Class A	3,882	157,881
Salem Communications Corp. Class A	10,842	68,196
Scholastic Corp.	44,904	1,807,835
Scripps Networks Interactive, Inc. Class A	138,297	8,763,881
Sinclair Broadcast Group, Inc. Class A	97,962	2,789,958
Sirius XM Holdings, Inc. (a)(b)	3,124,954	12,937,310
Sizmek, Inc. (a)	26,444	102,338
Spanish Broadcasting System, Inc. Class A (a)	698	2,178
Starz Series A (a)(b)	128,013	3,992,725
Tegna, Inc.	316,572	6,413,749
The Madison Square Garden Co. (a)	30,403	5,492,302
The McClatchy Co. Class A (a)	6,072	100,067
The New York Times Co. Class A	193,567	2,504,757
The Walt Disney Co.	2,230,971	210,737,521
Time Warner, Inc.	1,172,517	91,937,058
Time, Inc.	174,762	2,464,144
Townsquare Media, Inc. (a)	1,285	12,529
Tribune Media Co. Class A	139,096	5,296,776
Tribune Publishing Co.	64,413	1,091,800
Twenty-First Century Fox, Inc.:
Class A	1,642,818	40,314,754
Class B	631,595	15,695,136
Viacom, Inc. Class B (non-vtg.)	534,884	21,577,221
World Wrestling Entertainment, Inc. Class A (b)	44,310	920,319
		1,005,308,050
Multiline Retail - 0.5%
Big Lots, Inc. (b)	72,215	3,561,644
Dillard's, Inc. Class A (b)	32,687	1,969,065
Dollar General Corp.	424,301	31,147,936
Dollar Tree, Inc. (a)	352,245	29,130,662
Fred's, Inc. Class A	52,965	599,034
Gordmans Stores, Inc. (a)(b)	10,233	12,177
JC Penney Corp., Inc. (a)(b)	439,535	4,144,815
Kohl's Corp.	277,907	12,333,513
Macy's, Inc.	475,939	17,219,473
Nordstrom, Inc. (b)	188,972	9,535,527
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	46,822	1,190,215
Sears Holdings Corp. (a)(b)	72,471	997,926
Target Corp.	888,841	62,387,750
The Bon-Ton Stores, Inc. (b)	19,775	33,815
Tuesday Morning Corp. (a)	61,992	413,487
		174,677,039
Specialty Retail - 2.5%
Aarons, Inc. Class A	98,760	2,405,794
Abercrombie & Fitch Co. Class A	93,188	1,653,155
Advance Auto Parts, Inc.	108,782	17,120,111
America's Car Mart, Inc. (a)(b)	10,422	407,917
American Eagle Outfitters, Inc. (b)	259,564	4,812,317
Armstrong Flooring, Inc. (a)	31,894	657,654
Asbury Automotive Group, Inc. (a)	40,476	2,174,371
Ascena Retail Group, Inc. (a)(b)	266,405	2,168,537
AutoNation, Inc. (a)(b)	105,216	4,981,978
AutoZone, Inc. (a)(b)	44,742	33,189,616
Barnes & Noble Education, Inc. (a)	60,796	680,307
Barnes & Noble, Inc.	82,041	940,190
bebe stores, Inc. (a)(b)	66,951	51,037
Bed Bath & Beyond, Inc.	241,299	11,189,035
Best Buy Co., Inc.	416,544	16,028,613
Big 5 Sporting Goods Corp.	23,104	289,031
Boot Barn Holdings, Inc. (a)(b)	24,133	298,767
Build-A-Bear Workshop, Inc. (a)	15,205	176,378
Burlington Stores, Inc. (a)	108,131	8,782,400
Cabela's, Inc. Class A (a)	69,413	3,400,543
Caleres, Inc.	68,568	1,778,654
CarMax, Inc. (a)(b)	288,976	17,035,135
Chico's FAS, Inc.	193,672	2,455,761
Christopher & Banks Corp. (a)	57,707	85,406
Citi Trends, Inc.	19,731	385,741
Conn's, Inc. (a)(b)	39,904	270,948
CST Brands, Inc.	111,059	5,309,731
Destination Maternity Corp. (b)	22,235	134,522
Destination XL Group, Inc. (a)(b)	51,406	238,010
Dick's Sporting Goods, Inc.	134,800	7,899,280
DSW, Inc. Class A	102,377	2,451,929
Express, Inc. (a)	106,219	1,256,571
Finish Line, Inc. Class A	63,867	1,537,279
Five Below, Inc. (a)(b)	81,557	3,634,180
Foot Locker, Inc.	204,638	13,432,438
Francesca's Holdings Corp. (a)	57,702	787,632
GameStop Corp. Class A	148,697	4,221,508
Gap, Inc. (b)	334,296	8,313,942
Genesco, Inc. (a)	32,141	2,334,722
GNC Holdings, Inc.	120,441	2,532,874
Group 1 Automotive, Inc.	30,918	1,834,674
Guess?, Inc.	92,962	1,545,958
Haverty Furniture Companies, Inc.	30,217	604,340
hhgregg, Inc. (a)(b)	15,184	31,583
Hibbett Sports, Inc. (a)(b)	34,547	1,325,568
Home Depot, Inc.	1,862,372	249,781,333
Kirkland's, Inc. (a)	21,240	266,137
L Brands, Inc.	377,596	28,776,591
Lithia Motors, Inc. Class A (sub. vtg.)	33,974	2,812,028
Lowe's Companies, Inc.	1,331,214	101,917,744
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	545,706
MarineMax, Inc. (a)	36,815	730,041
Mattress Firm Holding Corp. (a)	31,383	2,006,943
Michaels Companies, Inc. (a)	154,324	3,697,603
Monro Muffler Brake, Inc.	48,486	2,735,095
Murphy U.S.A., Inc. (a)	55,943	4,090,552
New York & Co., Inc. (a)	34,393	77,384
O'Reilly Automotive, Inc. (a)(b)	145,560	40,749,522
Office Depot, Inc.	731,144	2,690,610
Outerwall, Inc. (b)	30,388	1,578,960
Party City Holdco, Inc. (a)(b)	32,051	558,328
Penske Automotive Group, Inc. (b)	59,093	2,676,913
Perfumania Holdings, Inc. (a)	876	1,927
Pier 1 Imports, Inc. (b)	118,802	547,677
Rent-A-Center, Inc.	93,716	1,145,210
Restoration Hardware Holdings, Inc. (a)(b)	53,020	1,788,365
Ross Stores, Inc.	599,640	37,321,594
Sally Beauty Holdings, Inc. (a)	219,034	5,962,105
Sears Hometown & Outlet Stores, Inc. (a)	10,000	65,800
Select Comfort Corp. (a)	68,724	1,804,005
Shoe Carnival, Inc. (b)	21,330	632,648
Signet Jewelers Ltd. (b)	116,570	9,556,409
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	688,348
Sportsman's Warehouse Holdings, Inc. (a)	48,606	498,212
Stage Stores, Inc.	38,699	208,201
Staples, Inc.	965,881	8,267,941
Stein Mart, Inc.	40,412	324,912
Tailored Brands, Inc.	69,976	922,284
The Buckle, Inc. (b)	40,527	1,044,381
The Cato Corp. Class A (sub. vtg.)	36,544	1,252,728
The Children's Place Retail Stores, Inc.	27,695	2,254,373
The Container Store Group, Inc. (a)(b)	22,029	117,194
Tiffany & Co., Inc. (b)	160,791	11,475,654
Tile Shop Holdings, Inc. (a)	56,926	885,199
Tilly's, Inc. (a)	14,113	123,348
TJX Companies, Inc.	989,887	76,656,849
Tractor Supply Co.	206,299	17,318,801
Trans World Entertainment Corp. (a)	2,977	11,045
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	93,177	23,034,286
Urban Outfitters, Inc. (a)(b)	126,843	4,547,322
Vitamin Shoppe, Inc. (a)(b)	45,231	1,253,803
West Marine, Inc. (a)	16,394	151,317
Williams-Sonoma, Inc. (b)	125,525	6,607,636
Winmark Corp.	1,991	206,268
Zumiez, Inc. (a)(b)	31,066	518,802
		855,732,271
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	76,972	7,334,662
Cherokee, Inc. (a)	20,319	228,792
Coach, Inc.	408,267	15,587,634
Columbia Sportswear Co.	42,368	2,379,811
Crocs, Inc. (a)(b)	126,644	1,094,204
Culp, Inc.	12,256	388,638
Deckers Outdoor Corp. (a)(b)	43,271	2,827,760
Delta Apparel, Inc. (a)	4,312	76,236
Fossil Group, Inc. (a)(b)	57,633	1,645,998
G-III Apparel Group Ltd. (a)(b)	62,089	1,960,150
Hanesbrands, Inc.	570,873	15,150,969
Iconix Brand Group, Inc. (a)(b)	101,691	854,204
Joe's Jeans, Inc. (a)	1,083	5,870
Kate Spade & Co. (a)	181,897	3,394,198
Lakeland Industries, Inc. (a)	6,813	67,244
lululemon athletica, Inc. (a)(b)	157,883	12,079,628
Michael Kors Holdings Ltd. (a)(b)	267,639	13,100,929
Movado Group, Inc.	39,217	890,226
NIKE, Inc. Class B	1,997,759	115,150,829
Oxford Industries, Inc.	19,698	1,229,352
Perry Ellis International, Inc. (a)	15,961	297,513
PVH Corp.	121,699	13,114,284
Ralph Lauren Corp.	84,234	8,728,327
Rocky Brands, Inc.	8,326	88,006
Sequential Brands Group, Inc. (a)	63,961	466,276
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	194,933	4,738,821
Steven Madden Ltd. (a)	86,611	3,039,180
Superior Uniform Group, Inc.	11,974	203,319
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	267,988	10,620,364
Class C (non-vtg.)	275,221	9,811,629
Unifi, Inc. (a)	22,047	573,883
Vera Bradley, Inc. (a)	29,957	448,157
VF Corp.	494,491	30,683,167
Vince Holding Corp. (a)(b)	26,763	187,876
Wolverine World Wide, Inc.	157,560	3,767,260
		282,215,396

TOTAL CONSUMER DISCRETIONARY		4,428,592,478

CONSUMER STAPLES - 8.8%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,701,576
Brown-Forman Corp.:
Class A	40,000	2,069,600
Class B (non-vtg.)	343,578	16,680,712
Castle Brands, Inc. (a)(b)	38,689	34,050
Coca-Cola Bottling Co. Consolidated	6,914	1,039,174
Constellation Brands, Inc. Class A (sub. vtg.)	266,020	43,640,581
Craft Brew Alliance, Inc. (a)	6,981	138,573
Dr. Pepper Snapple Group, Inc.	279,029	26,145,017
MGP Ingredients, Inc.	19,078	761,975
Molson Coors Brewing Co. Class B	274,721	28,109,453
Monster Beverage Corp. (a)	210,497	32,393,383
National Beverage Corp. (a)	22,740	1,130,860
PepsiCo, Inc.	2,158,689	230,440,051
Primo Water Corp. (a)	33,980	393,488
REED'S, Inc. (a)(b)	1,830	6,570
The Coca-Cola Co.	5,828,206	253,118,987
		638,804,050
Food & Staples Retailing - 1.9%
Andersons, Inc.	40,155	1,483,727
Casey's General Stores, Inc.	58,579	7,692,008
Chefs' Warehouse Holdings (a)(b)	22,894	252,292
Costco Wholesale Corp.	655,171	106,196,667
CVS Health Corp.	1,612,057	150,566,124
Ingles Markets, Inc. Class A	19,385	733,335
Kroger Co.	1,444,721	46,216,625
Manitowoc Foodservice, Inc. (a)	202,413	3,264,922
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	149,213
Performance Food Group Co.	62,824	1,614,577
PriceSmart, Inc.	32,376	2,704,367
Rite Aid Corp. (a)	1,597,430	12,028,648
Smart & Final Stores, Inc. (a)	46,551	594,922
SpartanNash Co.	61,272	1,961,929
Sprouts Farmers Market LLC (a)(b)	208,239	4,691,625
SUPERVALU, Inc. (a)	422,858	2,317,262
Sysco Corp.	773,416	40,109,354
United Natural Foods, Inc. (a)	75,425	3,439,380
Village Super Market, Inc. Class A	8,594	274,922
Wal-Mart Stores, Inc.	2,286,500	163,347,560
Walgreens Boots Alliance, Inc.	1,292,985	104,356,819
Weis Markets, Inc.	21,073	1,073,459
Whole Foods Market, Inc. (b)	483,264	14,681,560
		669,751,297
Food Products - 1.8%
Alico, Inc.	4,002	112,376
Amplify Snack Brands, Inc. (a)(b)	47,704	807,629
Archer Daniels Midland Co.	885,122	38,732,939
B&G Foods, Inc. Class A	100,996	4,795,290
Blue Buffalo Pet Products, Inc. (a)	113,569	2,927,809
Bunge Ltd.	210,620	13,458,618
Cal-Maine Foods, Inc. (b)	44,003	2,021,498
Calavo Growers, Inc. (b)	26,199	1,544,431
Campbell Soup Co.	264,551	16,063,537
Coffee Holding Co., Inc. (a)	3,401	19,488
ConAgra Foods, Inc.	652,603	30,417,826
Darling International, Inc. (a)	262,702	3,698,844
Dean Foods Co.	129,419	2,227,301
Farmer Brothers Co. (a)(b)	9,145	292,823
Flowers Foods, Inc.	273,354	4,075,708
Fresh Del Monte Produce, Inc.	55,694	3,239,720
Freshpet, Inc. (a)(b)	24,280	255,183
General Mills, Inc.	877,926	62,174,719
Hormel Foods Corp. (b)	402,619	15,404,203
Ingredion, Inc.	106,403	14,572,955
Inventure Foods, Inc. (a)(b)	20,016	193,955
J&J Snack Foods Corp.	22,542	2,750,124
John B. Sanfilippo & Son, Inc.	17,222	885,555
Kellogg Co.	375,963	30,907,918
Lancaster Colony Corp.	32,520	4,374,916
Landec Corp. (a)	35,757	463,411
Lifeway Foods, Inc. (a)	1,962	24,329
Limoneira Co. (b)	13,723	227,939
McCormick & Co., Inc. (non-vtg.)	174,375	17,779,275
Mead Johnson Nutrition Co. Class A	278,140	23,661,370
Mondelez International, Inc.	2,324,761	104,660,740
Omega Protein Corp. (a)	32,056	808,132
Pilgrim's Pride Corp. (b)	94,260	2,175,521
Pinnacle Foods, Inc.	162,438	8,227,485
Post Holdings, Inc. (a)(b)	94,017	7,970,761
Sanderson Farms, Inc. (b)	29,751	2,862,939
Seaboard Corp. (a)	422	1,365,170
Seneca Foods Corp. Class A (a)	9,032	266,444
Snyders-Lance, Inc.	123,172	4,352,898
The Hain Celestial Group, Inc. (a)	156,670	5,757,623
The Hershey Co.	209,557	20,932,649
The J.M. Smucker Co.	179,861	25,502,491
The Kraft Heinz Co.	892,588	79,877,700
Tootsie Roll Industries, Inc. (b)	45,637	1,738,313
TreeHouse Foods, Inc. (a)(b)	83,722	7,930,985
Tyson Foods, Inc. Class A	451,883	34,148,798
WhiteWave Foods Co. (a)	262,227	14,535,243
		621,225,581
Household Products - 1.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	1,723,642
Church & Dwight Co., Inc.	198,610	19,745,806
Clorox Co.	194,051	25,428,443
Colgate-Palmolive Co.	1,332,142	99,031,436
Energizer Holdings, Inc.	101,117	4,997,202
HRG Group, Inc. (a)	196,180	3,172,231
Kimberly-Clark Corp.	538,511	68,961,719
Oil-Dri Corp. of America	2,105	79,548
Orchids Paper Products Co.	12,438	348,015
Procter & Gamble Co.	3,970,598	346,672,911
Spectrum Brands Holdings, Inc.	41,932	5,627,274
WD-40 Co.	22,073	2,612,340
		578,400,567
Personal Products - 0.2%
Avon Products, Inc.	657,622	3,748,445
Coty, Inc. Class A (b)	113,859	3,068,500
Cyanotech Corp. (a)	2,300	8,786
DS Healthcare Group, Inc. (a)	14,476	9,554
Edgewell Personal Care Co. (a)	87,497	7,000,635
Elizabeth Arden, Inc. (a)	31,918	445,575
Estee Lauder Companies, Inc. Class A	332,192	29,641,492
Herbalife Ltd. (a)(b)	101,046	6,138,545
Inter Parfums, Inc.	25,837	882,850
LifeVantage Corp. (a)(b)	19,206	235,466
Mannatech, Inc. (a)	599	10,129
MediFast, Inc.	14,005	514,964
Natural Health Trends Corp. (b)	11,452	368,067
Nature's Sunshine Products, Inc.	6,985	94,926
Nu Skin Enterprises, Inc. Class A	81,268	4,703,792
Nutraceutical International Corp. (a)	7,518	190,431
Revlon, Inc. (a)	25,388	918,792
Synutra International, Inc. (a)	26,200	102,704
The Female Health Co. (a)(b)	11,731	15,368
USANA Health Sciences, Inc. (a)(b)	10,174	1,391,193
		59,490,214
Tobacco - 1.4%
22nd Century Group, Inc. (a)(b)	13,751	14,026
Alliance One International, Inc. (a)	8,945	189,902
Altria Group, Inc.	2,917,452	192,814,403
Philip Morris International, Inc.	2,321,458	231,983,298
Reynolds American, Inc.	1,240,899	61,511,363
Universal Corp. (b)	35,243	2,120,571
Vector Group Ltd.	149,599	3,337,554
		491,971,117

TOTAL CONSUMER STAPLES		3,059,642,826

ENERGY - 6.4%
Energy Equipment & Services - 1.1%
Archrock, Inc.	117,660	1,296,613
Aspen Aerogels, Inc. (a)	9,858	48,403
Atwood Oceanics, Inc. (b)	79,282	626,328
Baker Hughes, Inc.	660,675	32,458,963
Basic Energy Services, Inc. (a)(b)	48,473	17,983
Bristow Group, Inc.	47,191	538,449
Carbo Ceramics, Inc. (b)	26,245	328,850
Core Laboratories NV (b)	75,489	8,438,160
Dawson Geophysical Co. (a)	19,081	137,574
Diamond Offshore Drilling, Inc. (b)	88,657	1,637,495
Dril-Quip, Inc. (a)	54,128	3,007,893
ENGlobal Corp. (a)	5,637	8,117
Ensco PLC Class A	446,050	3,385,520
Era Group, Inc. (a)	30,759	224,233
Exterran Corp. (a)	59,232	836,948
Fairmount Santrol Holidings, Inc. (a)(b)	145,270	1,079,356
FMC Technologies, Inc. (a)	334,889	9,443,870
Forbes Energy Services Ltd. (a)	500	78
Forum Energy Technologies, Inc. (a)	101,611	1,785,305
Frank's International NV (b)	66,668	766,015
Geospace Technologies Corp. (a)(b)	25,924	458,077
Gulf Island Fabrication, Inc.	17,861	157,177
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	66,263
Halliburton Co.	1,271,328	54,679,817
Helix Energy Solutions Group, Inc. (a)	157,857	1,183,928
Helmerich & Payne, Inc. (b)	160,774	9,720,396
Hornbeck Offshore Services, Inc. (a)(b)	41,835	228,837
Independence Contract Drilling, Inc. (a)	45,769	230,676
ION Geophysical Corp. (a)	10,360	60,502
Matrix Service Co. (a)	47,813	884,062
McDermott International, Inc. (a)(b)	337,356	1,764,372
Mitcham Industries, Inc. (a)	23,287	63,341
Nabors Industries Ltd.	435,341	4,327,290
National Oilwell Varco, Inc.	561,387	18,828,920
Natural Gas Services Group, Inc. (a)	21,602	510,671
Newpark Resources, Inc. (a)	122,453	864,518
Noble Corp. (b)	354,375	2,041,200
Oceaneering International, Inc. (b)	146,128	3,875,315
Oil States International, Inc. (a)	74,010	2,295,790
Parker Drilling Co. (a)	180,331	387,712
Patterson-UTI Energy, Inc.	212,278	4,137,298
PHI, Inc. (non-vtg.) (a)	18,377	342,364
Pioneer Energy Services Corp. (a)	82,168	273,619
Profire Energy, Inc. (a)	14,213	16,629
RigNet, Inc. (a)	15,376	194,045
Rowan Companies PLC (b)	188,027	2,342,816
RPC, Inc. (a)(b)	95,956	1,471,005
Schlumberger Ltd.	2,083,544	164,599,976
SEACOR Holdings, Inc. (a)(b)	30,397	1,786,736
Superior Energy Services, Inc.	221,684	3,730,942
Synthesis Energy Systems, Inc. (a)(b)	138,081	190,552
Tesco Corp.	53,676	365,534
TETRA Technologies, Inc. (a)	113,155	684,588
Tidewater, Inc. (b)	65,412	213,897
Transocean Ltd. (United States) (b)	511,262	4,959,241
U.S. Silica Holdings, Inc.	89,237	3,502,552
Unit Corp. (a)	76,035	1,299,438
Weatherford International Ltd. (a)(b)	1,348,918	7,378,581
Willbros Group, Inc. (a)	69,552	134,931
		366,319,761
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corp. (a)	126,005	176,407
Adams Resources & Energy, Inc.	2,090	77,539
Aemetis, Inc. (a)	10,055	15,585
Alon U.S.A. Energy, Inc.	48,399	395,904
Amyris, Inc. (a)(b)	58,883	23,583
Anadarko Petroleum Corp.	770,674	41,207,939
Antero Resources Corp. (a)	197,043	5,036,419
Apache Corp.	573,809	28,518,307
Approach Resources, Inc. (a)(b)	44,511	147,777
Ardmore Shipping Corp.	32,573	235,177
Barnwell Industries, Inc. (a)	2,847	4,271
Bill Barrett Corp. (a)(b)	78,342	520,191
Bonanza Creek Energy, Inc. (a)(b)	47,310	48,256
Cabot Oil & Gas Corp.	693,626	17,084,008
California Resources Corp.	56,977	565,782
Callon Petroleum Co. (a)	205,694	2,992,848
Carrizo Oil & Gas, Inc. (a)(b)	113,078	4,329,757
Cheniere Energy, Inc. (a)	354,437	15,205,347
Chesapeake Energy Corp. (a)(b)	874,311	5,551,875
Chevron Corp.	2,819,477	283,582,997
Cimarex Energy Co.	141,046	18,643,460
Clayton Williams Energy, Inc. (a)	7,754	489,355
Clean Energy Fuels Corp. (a)(b)	142,581	623,079
Cloud Peak Energy, Inc. (a)(b)	86,697	358,059
Cobalt International Energy, Inc. (a)(b)	514,040	616,848
Comstock Resources, Inc. (a)	10,040	68,975
Concho Resources, Inc. (a)(b)	208,218	26,901,766
ConocoPhillips Co.	1,866,930	76,637,477
CONSOL Energy, Inc. (b)	335,944	6,127,619
Contango Oil & Gas Co. (a)	29,433	284,323
Continental Resources, Inc. (a)(b)	119,790	5,745,128
CVR Energy, Inc.	23,933	349,182
Delek U.S. Holdings, Inc.	76,562	1,343,663
Denbury Resources, Inc. (b)	635,481	1,957,281
Devon Energy Corp.	797,511	34,556,152
Diamondback Energy, Inc.	114,820	10,936,605
Earthstone Energy, Inc. (a)	10,660	103,828
Eclipse Resources Corp. (a)(b)	144,154	491,565
Energen Corp.	141,030	8,109,225
EOG Resources, Inc.	828,212	73,288,480
EP Energy Corp. (a)(b)	55,228	227,539
EQT Corp.	257,988	18,446,142
Evolution Petroleum Corp.	29,931	169,709
EXCO Resources, Inc. (a)(b)	234,793	239,489
Exxon Mobil Corp.	6,208,500	541,008,690
Gastar Exploration, Inc. (a)(b)	200,271	186,252
Gener8 Maritime, Inc. (a)(b)	28,403	142,299
Gevo, Inc. (a)(b)	156,088	92,092
Green Plains, Inc.	56,901	1,381,556
Gulfport Energy Corp. (a)	202,762	5,798,993
Halcon Resources Corp. (a)	128,274	42,330
Hallador Energy Co.	19,418	122,916
Harvest Natural Resources, Inc. (a)(b)	51,649	30,111
Hess Corp.	388,275	21,083,333
HollyFrontier Corp. (b)	258,598	6,692,516
Houston American Energy Corp. (a)	36,485	6,932
Isramco, Inc. (a)(b)	123	9,643
Jones Energy, Inc. (a)	48,096	133,226
Kinder Morgan, Inc.	2,734,618	59,751,403
Kosmos Energy Ltd. (a)(b)	234,975	1,459,195
Laredo Petroleum, Inc. (a)(b)	206,477	2,535,538
Lucas Energy, Inc. (a)(b)	376	1,369
Magellan Petroleum Corp. (a)	4,486	24,673
Marathon Oil Corp.	1,274,232	19,138,965
Marathon Petroleum Corp.	793,259	33,721,440
Matador Resources Co. (a)(b)	120,295	2,760,770
Memorial Resource Development Corp. (a)	137,389	1,978,402
Murphy Oil Corp.	238,682	6,377,583
Newfield Exploration Co. (a)	290,855	12,611,473
Noble Energy, Inc.	644,778	22,231,945
Northern Oil & Gas, Inc. (a)(b)	93,777	303,837
Oasis Petroleum, Inc. (a)	262,021	2,483,959
Occidental Petroleum Corp.	1,137,614	87,425,636
ONEOK, Inc.	309,016	14,489,760
Pacific Ethanol, Inc. (a)(b)	28,969	187,140
Panhandle Royalty Co. Class A	17,964	310,777
Par Pacific Holdings, Inc. (a)(b)	48,252	590,604
Par Pacific Holdings, Inc. rights 9/14/16 (a)	48,252	1,882
Parsley Energy, Inc. Class A (a)	207,948	7,039,040
PBF Energy, Inc. Class A (b)	150,971	3,306,265
PDC Energy, Inc. (a)	74,173	4,925,087
Petroquest Energy, Inc. (a)	17,737	57,291
Phillips 66 Co.	697,774	54,740,370
Pioneer Natural Resources Co.	243,217	43,548,004
QEP Resources, Inc.	350,600	6,696,460
Range Resources Corp. (b)	250,526	9,662,788
Renewable Energy Group, Inc. (a)(b)	48,243	432,740
Resolute Energy Corp. (a)	22,096	373,643
Rex American Resources Corp. (a)(b)	8,227	661,780
Rex Energy Corp. (a)(b)	63,386	36,764
Rice Energy, Inc. (a)	184,903	4,862,949
Ring Energy, Inc. (a)(b)	56,390	559,389
RSP Permian, Inc. (a)(b)	102,001	3,983,139
Sanchez Energy Corp. (a)(b)	93,925	806,816
SemGroup Corp. Class A	76,064	2,365,590
SM Energy Co.	128,192	4,855,913
Southwestern Energy Co. (a)(b)	702,361	9,769,842
Spectra Energy Corp.	1,034,278	36,840,982
Stone Energy Corp. (a)	6,709	73,531
Synergy Resources Corp. (a)(b)	287,890	1,885,680
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	241,887	10,541,435
Teekay Corp. (b)	68,637	496,246
Tengasco, Inc.(a)	1,261	1,311
Tesoro Corp.	178,684	13,476,347
The Williams Companies, Inc.	1,023,019	28,583,151
TransAtlantic Petroleum Ltd. (a)	18,382	13,419
Triangle Petroleum Corp. (a)(b)	83,126	18,737
U.S. Energy Corp. (a)	2,263	4,503
Uranium Energy Corp. (a)(b)	101,154	102,166
Uranium Resources, Inc. (a)	2,190	3,373
VAALCO Energy, Inc. (a)	68,248	72,343
Valero Energy Corp.	701,976	38,854,372
Vertex Energy, Inc. (a)(b)	17,824	22,458
W&T Offshore, Inc. (a)(b)	37,319	63,815
Western Refining, Inc.	121,146	3,048,033
Westmoreland Coal Co. (a)	23,319	178,857
Whiting Petroleum Corp. (a)(b)	411,585	3,000,455
World Fuel Services Corp.	106,709	4,757,087
WPX Energy, Inc. (a)	504,739	6,056,868
Zion Oil & Gas, Inc. (a)	27,782	38,895
		1,844,370,092

TOTAL ENERGY		2,210,689,853

FINANCIALS - 18.2%
Banks - 5.7%
1st Source Corp.	33,223	1,175,762
Access National Corp.	1,270	28,296
ACNB Corp.	3,789	103,061
Allegiance Bancshares, Inc. (a)(b)	3,297	86,546
American National Bankshares, Inc.	2,748	73,564
Ameris Bancorp	34,183	1,190,252
Ames National Corp.	2,652	72,187
Arrow Financial Corp.	16,456	533,504
Associated Banc-Corp.	228,253	4,528,540
Atlantic Capital Bancshares, Inc. (a)	10,644	164,024
Banc of California, Inc.	63,971	1,427,833
BancFirst Corp.	17,711	1,214,975
Bancorp, Inc., Delaware (a)	42,844	265,204
BancorpSouth, Inc.	112,604	2,803,840
Bank of America Corp.	15,351,512	247,773,404
Bank of Hawaii Corp.	74,301	5,352,644
Bank of Marin Bancorp	5,058	246,426
Bank of the Ozarks, Inc. (b)	135,219	5,297,880
BankUnited, Inc.	158,862	5,107,413
Banner Corp.	37,219	1,648,057
Bar Harbor Bankshares	4,029	148,267
BB&T Corp.	1,236,842	47,618,417
BBCN Bancorp, Inc.	193,571	3,329,421
BCB Bancorp, Inc.	2,814	30,785
Berkshire Hills Bancorp, Inc.	55,545	1,549,150
Blue Hills Bancorp, Inc.	41,132	606,697
BNC Bancorp	71,010	1,744,716
BOK Financial Corp. (b)	49,801	3,439,755
Boston Private Financial Holdings, Inc.	128,855	1,659,652
Bridge Bancorp, Inc.	16,022	477,616
Brookline Bancorp, Inc., Delaware	100,105	1,195,254
Bryn Mawr Bank Corp.	22,435	721,734
C & F Financial Corp.	1,992	84,680
Camden National Corp.	9,213	426,009
Capital Bank Financial Corp. Series A	38,584	1,208,065
Capital City Bank Group, Inc.	7,146	99,973
Cardinal Financial Corp.	51,939	1,394,562
Carolina Financial Corp.	11,511	246,911
Cascade Bancorp (a)	23,889	143,812
Cathay General Bancorp	106,141	3,334,950
Centerstate Banks of Florida, Inc.	74,327	1,336,399
Central Pacific Financial Corp.	46,756	1,196,486
Central Valley Community Bancorp (b)	3,159	48,522
Century Bancorp, Inc. Class A (non-vtg.)	686	30,102
Chemical Financial Corp. (b)	136,401	3,294,304
CIT Group, Inc.	260,902	9,622,066
Citigroup, Inc.	4,391,829	209,665,916
Citizens & Northern Corp.	8,777	189,759
Citizens Financial Group, Inc.	779,676	19,312,575
City Holding Co.	22,173	1,121,732
CNB Financial Corp., Pennsylvania	7,083	142,722
CoBiz, Inc.	48,540	637,330
Columbia Banking Systems, Inc.	85,736	2,832,717
Comerica, Inc.	245,900	11,628,611
Commerce Bancshares, Inc.	130,299	6,603,553
Community Bank System, Inc.	88,502	4,199,420
Community Trust Bancorp, Inc.	26,677	983,314
CommunityOne Bancorp (a)(b)	12,418	167,395
ConnectOne Bancorp, Inc.	44,434	790,481
CU Bancorp (a)	12,826	310,389
Cullen/Frost Bankers, Inc.	79,042	5,762,162
Customers Bancorp, Inc. (a)	37,395	999,942
CVB Financial Corp.	147,873	2,630,661
Eagle Bancorp, Inc. (a)	43,309	2,241,674
East West Bancorp, Inc.	211,572	7,857,784
Eastern Virginia Bankshares, Inc.	969	7,471
Enterprise Bancorp, Inc.	838	20,808
Enterprise Financial Services Corp.	26,898	828,458
Farmers Capital Bank Corp.	6,822	203,978
Farmers National Banc Corp.	14,652	146,080
FCB Financial Holdings, Inc. Class A (a)	21,708	831,416
Fidelity Southern Corp.	23,895	428,915
Fifth Third Bancorp	1,143,167	23,046,247
Financial Institutions, Inc.	17,365	466,771
First Bancorp, North Carolina	21,530	431,677
First Bancorp, Puerto Rico (a)	202,591	992,696
First Busey Corp.	44,371	1,036,063
First Business Finance Services, Inc.	3,936	89,662
First Citizen Bancshares, Inc.	15,636	4,454,853
First Commonwealth Financial Corp.	139,377	1,423,039
First Community Bancshares, Inc.	12,848	307,967
First Connecticut Bancorp, Inc.	11,897	208,435
First Financial Bancorp, Ohio	94,231	2,054,236
First Financial Bankshares, Inc.	106,325	3,893,622
First Financial Corp., Indiana	17,277	706,284
First Financial Northwest, Inc.	2,197	28,803
First Foundation, Inc. (a)	16,220	406,311
First Horizon National Corp.	287,965	4,428,902
First Internet Bancorp	2,571	61,318
First Interstate Bancsystem, Inc.	24,776	761,614
First Merchants Corp.	71,357	1,937,343
First Midwest Bancorp, Inc., Delaware	122,035	2,388,225
First NBC Bank Holding Co. (a)	23,508	307,014
First Northwest Bancorp (a)	5,375	70,735
First of Long Island Corp.	18,380	602,864
First Republic Bank	223,897	17,231,113
First United Corp. (a)	3,018	31,568
Flushing Financial Corp.	47,044	1,090,950
FNB Corp., Pennsylvania	304,396	3,801,906
Franklin Financial Network, Inc. (a)	2,240	77,840
Fulton Financial Corp.	269,904	3,902,812
German American Bancorp, Inc.	18,768	691,788
Glacier Bancorp, Inc.	124,637	3,731,632
Great Southern Bancorp, Inc.	13,342	561,565
Great Western Bancorp, Inc.	87,025	2,979,736
Green Bancorp, Inc. (a)	8,255	84,201
Guaranty Bancorp	20,832	384,975
Hancock Holding Co.	109,529	3,573,931
Hanmi Financial Corp.	44,939	1,178,750
Heartland Financial U.S.A., Inc.	25,788	936,620
Heritage Commerce Corp.	19,687	226,204
Heritage Financial Corp., Washington	51,567	952,958
Heritage Oaks Bancorp	21,517	173,642
Hilltop Holdings, Inc. (a)	119,649	2,708,853
Home Bancshares, Inc.	191,474	4,480,492
HomeTrust Bancshares, Inc. (a)	24,994	477,885
Horizon Bancorp Industries	11,343	317,717
Huntington Bancshares, Inc.	1,571,412	15,729,834
IBERIABANK Corp.	53,736	3,695,425
Independent Bank Corp.	21,519	350,975
Independent Bank Corp., Massachusetts	41,598	2,203,862
Independent Bank Group, Inc.	18,321	804,658
International Bancshares Corp.	86,896	2,576,466
Investors Bancorp, Inc.	599,072	7,338,632
JPMorgan Chase & Co.	5,463,143	368,762,153
KeyCorp	1,584,631	19,902,965
Lakeland Bancorp, Inc.	47,243	644,867
Lakeland Financial Corp.	43,110	1,545,062
LegacyTexas Financial Group, Inc.	64,665	1,961,289
Live Oak Bancshares, Inc.	5,533	78,347
M&T Bank Corp.	243,091	28,764,958
Macatawa Bank Corp.	22,839	177,687
MainSource Financial Group, Inc.	27,700	668,401
MB Financial, Inc.	107,410	4,208,324
MBT Financial Corp.	19,637	166,522
Mercantile Bank Corp.	17,364	465,355
Merchants Bancshares, Inc.	5,246	174,167
Middleburg Financial Corp.	4,711	134,169
Midsouth Bancorp, Inc.	7,208	73,017
MidWestOne Financial Group, Inc.	9,068	270,408
MutualFirst Financial, Inc. (b)	20,181	559,821
National Bank Holdings Corp.	145,617	3,486,071
National Bankshares, Inc. (b)	5,803	208,212
NBT Bancorp, Inc.	92,219	2,977,752
Nicolet Bankshares, Inc. (a)	7,917	296,333
Northrim Bancorp, Inc.	6,518	167,513
OFG Bancorp	53,595	584,721
Old Line Bancshares, Inc.	8,031	155,320
Old National Bancorp, Indiana	180,731	2,559,151
Old Second Bancorp, Inc.	18,605	151,817
Opus Bank	31,202	1,089,574
Orrstown Financial Services, Inc.	5,669	115,591
Pacific Continental Corp.	16,124	266,046
Pacific Mercantile Bancorp (a)	10,321	79,265
Pacific Premier Bancorp, Inc. (a)	30,035	810,645
PacWest Bancorp	182,577	7,907,410
Park National Corp.	20,366	1,948,008
Park Sterling Corp.	62,354	528,762
Peapack-Gladstone Financial Corp.	20,893	417,442
Penns Woods Bancorp, Inc.	3,854	170,270
Peoples Bancorp, Inc.	27,844	661,852
Peoples Financial Corp., Mississippi (a)	2,667	27,950
Peoples Financial Services Corp.	12,111	465,547
Peoples United Financial, Inc. (b)	460,969	7,490,746
Pinnacle Financial Partners, Inc.	67,614	3,833,038
PNC Financial Services Group, Inc.	748,584	67,447,418
Popular, Inc.	171,035	6,723,386
Preferred Bank, Los Angeles	16,109	564,620
Premier Financial Bancorp, Inc.	4,098	68,519
PrivateBancorp, Inc.	128,395	5,899,750
Prosperity Bancshares, Inc.	97,786	5,424,189
QCR Holdings, Inc.	6,184	193,064
Regions Financial Corp.	1,855,063	18,494,978
Renasant Corp.	61,033	2,163,620
Republic Bancorp, Inc., Kentucky Class A	18,205	582,742
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	13,392
S&T Bancorp, Inc.	72,150	2,074,313
Sandy Spring Bancorp, Inc.	36,755	1,158,885
Seacoast Banking Corp., Florida (a)	40,390	664,416
ServisFirst Bancshares, Inc.	44,394	2,326,690
Shore Bancshares, Inc.	6,745	78,444
Sierra Bancorp	8,792	160,278
Signature Bank (a)	83,964	10,244,448
Simmons First National Corp. Class A	56,478	2,834,631
South State Corp.	37,647	2,860,796
Southern First Bancshares, Inc. (a)	3,669	103,979
Southern National Bancorp of Virginia, Inc.	3,574	44,389
Southside Bancshares, Inc.	32,772	1,076,560
Southwest Bancorp, Inc., Oklahoma	21,659	424,083
State Bank Financial Corp.	55,381	1,277,086
Sterling Bancorp	186,202	3,323,706
Stock Yards Bancorp, Inc.	30,796	982,700
Stonegate Bank	14,759	480,553
Suffolk Bancorp	15,697	554,889
Summit Financial Group, Inc.	7,690	149,417
Sun Bancorp, Inc.	9,760	222,918
SunTrust Banks, Inc.	760,630	33,520,964
SVB Financial Group (a)	76,218	8,464,771
Synovus Financial Corp.	198,807	6,576,536
Talmer Bancorp, Inc. Class A	137,867	3,206,786
TCF Financial Corp.	303,183	4,441,631
Texas Capital Bancshares, Inc. (a)	74,662	3,921,248
The First Bancorp, Inc.	2,896	65,189
Tompkins Financial Corp.	22,580	1,669,339
TowneBank	102,762	2,444,708
Trico Bancshares	37,499	1,013,973
TriState Capital Holdings, Inc. (a)	31,167	466,414
Triumph Bancorp, Inc. (a)	15,765	301,427
Trustmark Corp.	94,171	2,670,690
U.S. Bancorp	2,418,850	106,792,228
UMB Financial Corp.	60,645	3,687,216
Umpqua Holdings Corp.	368,620	6,052,740
Union Bankshares Corp.	76,873	2,139,376
Union Bankshares, Inc. (b)	1,824	62,107
United Bankshares, Inc., West Virginia	110,492	4,353,385
United Community Bank, Inc.	91,017	1,909,537
Univest Corp. of Pennsylvania	38,712	903,538
Valley National Bancorp	338,669	3,268,156
Veritex Holdings, Inc. (a)	4,903	84,086
Washington Trust Bancorp, Inc.	22,987	968,902
WashingtonFirst Bankshares, Inc.	4,823	119,948
Webster Financial Corp.	175,987	6,798,378
Wells Fargo & Co.	6,918,071	351,438,007
WesBanco, Inc.	67,375	2,205,184
West Bancorp., Inc.	59,222	1,162,528
Westamerica Bancorp. (b)	45,279	2,301,984
Westbury Bancorp, Inc. (a)	4,860	93,361
Western Alliance Bancorp. (a)	128,709	4,919,258
Wintrust Financial Corp.	75,914	4,219,300
Xenith Bankshares, Inc. (a)	89,921	210,415
Yadkin Financial Corp.	70,939	1,851,508
Your Community Bankshares, Inc.	6,866	267,980
Zions Bancorporation	288,701	8,831,364
		1,964,008,220
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)(b)	77,232	10,970,806
Ameriprise Financial, Inc.	249,771	25,246,853
Arlington Asset Investment Corp.	25,721	382,728
Artisan Partners Asset Management, Inc.	53,526	1,399,705
Ashford, Inc. (a)	1,254	56,430
Associated Capital Group, Inc.	6,083	200,131
Bank of New York Mellon Corp.	1,611,801	67,163,748
BGC Partners, Inc. Class A	270,826	2,375,144
BlackRock, Inc. Class A	187,375	69,855,274
Calamos Asset Management, Inc. Class A	22,184	155,066
Charles Schwab Corp.	1,798,341	56,575,808
Cohen & Steers, Inc.	29,933	1,261,077
Cowen Group, Inc. Class A (a)(b)	169,746	636,548
Diamond Hill Investment Group, Inc.	4,388	830,868
E*TRADE Financial Corp. (a)	448,071	11,820,113
Eaton Vance Corp. (non-vtg.)	172,774	6,916,143
Evercore Partners, Inc. Class A	60,285	3,089,003
FBR & Co.	6,019	85,048
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,269,543
Financial Engines, Inc. (b)	75,157	2,402,769
Franklin Resources, Inc.	551,204	20,118,946
FXCM, Inc. Class A (a)(b)	5,137	47,928
Gain Capital Holdings, Inc.	33,946	218,273
GAMCO Investors, Inc. Class A	6,083	186,566
Goldman Sachs Group, Inc.	579,158	98,144,115
Greenhill & Co., Inc.	34,523	791,958
Houlihan Lokey	18,859	466,949
Institutional Financial Markets, Inc.	6,881	7,844
Interactive Brokers Group, Inc.	98,170	3,522,340
INTL FCStone, Inc. (a)	23,975	863,580
Invesco Ltd.	621,893	19,396,843
Investment Technology Group, Inc.	55,680	856,358
Janus Capital Group, Inc.	187,399	2,786,623
KCG Holdings, Inc. Class A (a)	107,133	1,548,072
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	336,570
Lazard Ltd. Class A	197,923	7,329,089
Legg Mason, Inc.	154,159	5,332,360
LPL Financial (b)	109,368	3,251,511
Manning & Napier, Inc. Class A	21,800	167,424
Moelis & Co. Class A	23,851	642,784
Morgan Stanley	2,266,295	72,657,418
Northern Trust Corp.	316,908	22,370,536
NorthStar Asset Management Group, Inc.	280,199	3,482,874
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	217,700
Piper Jaffray Companies (a)	20,940	929,317
PJT Partners, Inc. (b)	43,421	1,071,196
Pzena Investment Management, Inc.	4,972	38,583
Raymond James Financial, Inc.	189,387	11,016,642
Safeguard Scientifics, Inc. (a)(b)	26,745	377,105
SEI Investments Co.	210,268	9,693,355
Silvercrest Asset Management Group Class A	6,008	74,439
State Street Corp.	593,762	41,705,843
Stifel Financial Corp. (a)	97,319	3,829,503
T. Rowe Price Group, Inc.	368,192	25,604,072
TD Ameritrade Holding Corp.	391,484	12,866,122
U.S. Global Investments, Inc. Class A	7,637	14,969
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	42,805	698,150
Virtus Investment Partners, Inc. (b)	8,765	799,368
Waddell & Reed Financial, Inc. Class A	123,074	2,289,176
Westwood Holdings Group, Inc.	10,927	546,896
WisdomTree Investments, Inc. (b)	153,169	1,608,275
		643,600,477
Consumer Finance - 0.7%
Ally Financial, Inc.	660,316	13,232,733
American Express Co.	1,212,655	79,525,915
Asta Funding, Inc. (a)	4,468	49,729
Atlanticus Holdings Corp. (a)	35,598	107,506
Capital One Financial Corp.	770,747	55,185,485
Cash America International, Inc.	36,022	1,568,038
Consumer Portfolio Services, Inc. (a)	11,930	45,811
Credit Acceptance Corp. (a)(b)	14,900	2,974,785
Discover Financial Services	628,081	37,684,860
Emergent Capital, Inc. (a)(b)	20,885	78,945
Encore Capital Group, Inc. (a)(b)	36,545	787,910
Enova International, Inc. (a)	32,960	316,086
EZCORP, Inc. (non-vtg.) Class A (a)	86,606	896,372
First Cash Financial Services, Inc.	42,812	2,214,237
Green Dot Corp. Class A (a)(b)	74,413	1,726,382
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	147
LendingClub Corp. (a)(b)	328,200	1,775,562
Navient Corp.	519,922	7,476,478
Nelnet, Inc. Class A	31,753	1,124,056
Nicholas Financial, Inc. (a)	5,705	60,302
OneMain Holdings, Inc. (a)(b)	68,948	2,138,077
PRA Group, Inc. (a)(b)	66,508	2,126,926
Regional Management Corp. (a)	12,187	263,483
Santander Consumer U.S.A. Holdings, Inc. (a)	164,266	2,066,466
SLM Corp. (a)	610,909	4,529,890
Synchrony Financial	1,245,067	34,650,215
World Acceptance Corp. (a)(b)	15,268	734,543
		253,340,939
Diversified Financial Services - 2.3%
Bats Global Markets, Inc.	40,579	994,186
BBX Capital Corp. (a)	18,261	362,116
Berkshire Hathaway, Inc. Class B (a)	2,800,945	421,514,213
Broadcom Ltd.	555,406	97,984,727
CBOE Holdings, Inc.	122,451	8,411,159
CME Group, Inc.	506,610	54,891,194
FactSet Research Systems, Inc.	61,361	10,924,099
IntercontinentalExchange, Inc.	177,716	50,119,466
Leucadia National Corp.	507,011	9,709,261
MarketAxess Holdings, Inc.	54,847	9,243,913
Marlin Business Services Corp.	13,319	250,397
McGraw Hill Financial, Inc.	392,859	48,533,801
Moody's Corp.	256,030	27,827,901
Morningstar, Inc.	31,944	2,653,588
MSCI, Inc. Class A	147,156	13,261,699
NewStar Financial, Inc. (a)	27,065	305,023
On Deck Capital, Inc. (a)(b)	61,562	389,687
PICO Holdings, Inc. (a)	29,880	329,278
Resource America, Inc. Class A	28,608	279,214
Senseonics Holdings, Inc.	5,000	20,000
The NASDAQ OMX Group, Inc.	167,243	11,909,374
TheStreet.com, Inc.	3,696	4,250
Tiptree Financial, Inc.	33,155	181,026
Voya Financial, Inc.	326,839	9,556,772
		779,656,344
Insurance - 2.9%
AFLAC, Inc.	605,396	44,908,275
Alleghany Corp. (a)	23,047	12,357,801
Allied World Assurance Co. Holdings AG	140,733	5,708,130
Allstate Corp.	552,407	38,093,987
AMBAC Financial Group, Inc. (a)	65,156	1,181,930
American Equity Investment Life Holding Co.	135,906	2,394,664
American Financial Group, Inc.	103,206	7,755,931
American International Group, Inc.	1,677,040	100,337,303
American National Insurance Co.	20,619	2,408,712
Amerisafe, Inc.	28,834	1,730,328
AmTrust Financial Services, Inc. (b)	127,626	3,380,813
Aon PLC	392,638	43,720,241
Arch Capital Group Ltd. (a)	190,407	15,411,543
Argo Group International Holdings, Ltd.	46,444	2,635,233
Arthur J. Gallagher & Co.	263,293	13,009,307
Aspen Insurance Holdings Ltd.	93,846	4,313,162
Assurant, Inc.	95,115	8,517,548
Assured Guaranty Ltd.	208,257	5,783,297
Atlas Financial Holdings, Inc. (a)	3,104	54,413
Axis Capital Holdings Ltd.	139,939	7,958,331
Baldwin & Lyons, Inc. Class B	6,073	153,283
Brown & Brown, Inc.	172,812	6,475,266
Chubb Ltd.	691,575	87,781,615
Cincinnati Financial Corp.	214,592	16,547,189
Citizens, Inc. Class A (a)(b)	56,518	614,916
CNA Financial Corp.	85,746	2,856,199
CNO Financial Group, Inc.	273,436	4,443,335
Crawford & Co. Class B	31,537	357,630
Donegal Group, Inc. Class A	8,008	128,849
eHealth, Inc. (a)	26,343	296,095
EMC Insurance Group	8,724	242,963
Employers Holdings, Inc.	50,084	1,526,059
Endurance Specialty Holdings Ltd.	94,715	6,236,983
Enstar Group Ltd. (a)	18,704	3,115,899
Erie Indemnity Co. Class A	39,674	4,047,938
Everest Re Group Ltd.	62,850	12,153,933
FBL Financial Group, Inc. Class A	16,450	1,087,674
Federated National Holding Co.	19,431	355,004
Fidelity & Guaranty Life (b)	19,773	470,597
First Acceptance Corp. (a)	4,055	4,177
First American Financial Corp.	166,625	7,179,871
FNF Group	411,465	15,508,116
FNFV Group (a)(b)	119,032	1,534,322
Genworth Financial, Inc. Class A (a)	738,907	3,495,030
Global Indemnity PLC (a)	13,709	395,505
Greenlight Capital Re, Ltd. (a)	42,022	901,372
Hallmark Financial Services, Inc. (a)	10,337	109,262
Hanover Insurance Group, Inc.	63,275	4,948,105
Hartford Financial Services Group, Inc.	589,428	24,207,808
HCI Group, Inc.	13,167	418,579
Health Insurance Innovations, Inc. (a)	4,900	28,028
Heritage Insurance Holdings, Inc.	60,181	825,683
Horace Mann Educators Corp.	55,232	2,018,730
Independence Holding Co.	16,014	281,046
Infinity Property & Casualty Corp.	16,040	1,351,530
Investors Title Co.	1,086	106,493
James River Group Holdings Ltd.	18,936	691,921
Kemper Corp.	72,301	2,707,672
Lincoln National Corp.	349,029	16,763,863
Loews Corp.	412,803	17,279,934
Maiden Holdings Ltd.	73,970	1,021,526
Markel Corp. (a)	21,093	19,639,903
Marsh & McLennan Companies, Inc.	789,536	53,396,320
MBIA, Inc. (a)	228,577	1,842,331
Mercury General Corp.	57,625	3,129,038
MetLife, Inc.	1,648,314	71,536,828
National General Holdings Corp.	96,033	2,188,592
National Interstate Corp.	15,961	519,211
National Western Life Group, Inc.	3,602	698,824
Navigators Group, Inc.	17,231	1,619,025
Old Republic International Corp.	409,862	7,881,646
OneBeacon Insurance Group Ltd.	32,052	453,856
Patriot National, Inc. (a)(b)	7,857	69,534
Primerica, Inc.	65,762	3,743,831
Principal Financial Group, Inc.	393,645	19,316,160
ProAssurance Corp.	80,899	4,451,063
Progressive Corp.	862,684	28,088,991
Prudential Financial, Inc.	661,617	52,519,157
Reinsurance Group of America, Inc.	91,293	9,797,565
RenaissanceRe Holdings Ltd.	65,324	7,819,283
RLI Corp.	52,935	3,757,326
Safety Insurance Group, Inc.	19,906	1,322,754
Selective Insurance Group, Inc.	86,856	3,465,554
State Auto Financial Corp.	21,317	489,438
State National Companies, Inc.	40,781	414,743
Stewart Information Services Corp.	34,622	1,584,995
The Travelers Companies, Inc.	432,705	51,366,411
Third Point Reinsurance Ltd. (a)(b)	92,317	1,201,967
Torchmark Corp.	173,559	11,225,796
Trupanion, Inc. (a)(b)	19,929	299,533
United Fire Group, Inc.	32,386	1,399,399
United Insurance Holdings Corp.	21,251	334,703
Universal Insurance Holdings, Inc. (b)	42,273	1,047,525
Unum Group	338,433	12,051,599
Validus Holdings Ltd.	125,147	6,356,216
W.R. Berkley Corp.	159,271	9,455,919
White Mountains Insurance Group Ltd.	8,265	6,810,525
Willis Group Holdings PLC	205,062	25,429,739
WMI Holdings Corp. (a)(b)	116,842	290,937
XL Group Ltd.	424,269	14,522,728
		1,013,869,914
Real Estate Investment Trusts - 4.4%
Acadia Realty Trust (SBI)	120,965	4,468,447
AG Mortgage Investment Trust, Inc.	28,740	454,667
Agree Realty Corp.	26,124	1,253,691
Alexanders, Inc.	6,076	2,612,741
Alexandria Real Estate Equities, Inc. (b)	116,534	12,829,228
Altisource Residential Corp. Class B	74,457	816,793
American Assets Trust, Inc.	63,016	2,791,609
American Campus Communities, Inc.	189,204	9,481,012
American Capital Agency Corp.	494,092	9,540,917
American Capital Mortgage Investment Corp.	77,847	1,327,681
American Homes 4 Rent Class A	313,031	6,845,988
American Tower Corp.	630,602	71,497,655
Annaly Capital Management, Inc.	1,485,933	15,914,342
Anworth Mortgage Asset Corp.	251,516	1,229,913
Apartment Investment & Management Co. Class A	230,750	10,425,285
Apollo Commercial Real Estate Finance, Inc.	62,598	1,020,347
Apollo Residential Mortgage, Inc.	51,564	703,333
Apple Hospitality (REIT), Inc.	259,742	5,096,138
Arbor Realty Trust, Inc.	58,520	455,871
Ares Commercial Real Estate Corp.	39,618	497,998
Armada Hoffler Properties, Inc.	22,245	306,536
Armour Residential REIT, Inc.	61,211	1,361,333
Ashford Hospitality Prime, Inc.	37,189	576,801
Ashford Hospitality Trust, Inc.	100,347	699,419
AvalonBay Communities, Inc.	206,492	36,138,165
Blackstone Mortgage Trust, Inc.	145,044	4,325,212
Bluerock Residential Growth (REIT), Inc.	18,249	244,537
Boston Properties, Inc.	225,934	31,660,131
Brandywine Realty Trust (SBI)	245,200	3,955,076
Brixmor Property Group, Inc.	384,634	10,985,147
BRT Realty Trust (a)	189,164	1,464,129
Camden Property Trust (SBI) (b)	128,537	11,281,692
Capstead Mortgage Corp.	129,311	1,282,765
Care Capital Properties, Inc.	134,566	4,035,634
CareTrust (REIT), Inc.	70,605	1,049,190
CatchMark Timber Trust, Inc.	51,201	599,052
CBL & Associates Properties, Inc.	216,304	3,086,658
Cedar Shopping Centers, Inc.	134,023	1,014,554
Chambers Street Properties	599,992	5,807,923
Chatham Lodging Trust	57,137	1,184,450
Cherry Hill Mortgage Investment Corp.	2,726	45,034
Chesapeake Lodging Trust	85,461	2,177,546
Chimera Investment Corp.	263,589	4,346,583
CIM Commercial Trust Corp.	6,057	102,121
City Office (REIT), Inc.	19,500	252,720
Colony Financial, Inc.	170,282	3,145,109
Colony Starwood Homes	66,795	2,070,645
Columbia Property Trust, Inc.	198,850	4,688,883
Communications Sales & Leasing, Inc.	202,085	6,305,052
Community Healthcare Trust, Inc.	15,778	362,421
Condor Hospitality Trust, Inc.	703	1,258
CorEnergy Infrastructure Trust, Inc. (b)	13,819	406,555
Coresite Realty Corp.	54,413	4,245,302
Corporate Office Properties Trust (SBI)	143,522	4,093,247
Corrections Corp. of America	180,835	2,880,702
Cousins Properties, Inc.	284,086	3,130,628
Crown Castle International Corp.	501,498	47,526,965
CubeSmart	271,246	7,467,402
CyrusOne, Inc.	98,914	5,028,788
CYS Investments, Inc.	197,203	1,737,358
DCT Industrial Trust, Inc.	122,100	5,947,491
DDR Corp.	441,205	8,343,187
DiamondRock Hospitality Co.	300,095	3,178,006
Digital Realty Trust, Inc.	225,737	22,368,279
Douglas Emmett, Inc.	203,089	7,628,023
Duke Realty LP	547,657	15,400,115
DuPont Fabros Technology, Inc.	106,769	4,527,006
Dynex Capital, Inc.	68,104	500,564
Easterly Government Properties, Inc.	30,760	599,512
EastGroup Properties, Inc.	46,143	3,385,973
Education Realty Trust, Inc.	109,174	4,946,674
Ellington Residential Mortgage REIT	7,146	96,757
Empire State Realty Trust, Inc.	186,050	3,994,494
EPR Properties	88,895	6,962,256
Equinix, Inc.	102,570	37,812,431
Equity Commonwealth (a)	193,982	6,069,697
Equity Lifestyle Properties, Inc.	120,671	9,355,623
Equity One, Inc.	158,194	4,910,342
Equity Residential (SBI)	549,550	35,649,309
Essex Property Trust, Inc.	98,689	22,412,272
Extra Space Storage, Inc.	187,469	15,100,628
Federal Realty Investment Trust (SBI)	101,639	16,160,601
FelCor Lodging Trust, Inc.	200,216	1,423,536
First Industrial Realty Trust, Inc.	150,659	4,334,459
First Potomac Realty Trust	85,240	858,367
Five Oaks Investment Corp.	4,880	28,011
Forest City Realty Trust, Inc.	326,862	7,733,555
Four Corners Property Trust, Inc.	103,212	2,137,521
Franklin Street Properties Corp.	139,951	1,757,785
Gaming & Leisure Properties	280,894	9,609,384
General Growth Properties, Inc.	872,985	25,438,783
Getty Realty Corp.	48,238	1,135,040
Gladstone Commercial Corp.	25,933	466,794
Gladstone Land Corp.	8,000	93,680
Global Net Lease, Inc.	250,435	2,078,611
Government Properties Income Trust (b)	114,158	2,659,881
Great Ajax Corp.	14,698	201,510
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,775	1,121,665
HCP, Inc.	699,101	27,495,642
Healthcare Realty Trust, Inc.	167,407	5,869,289
Healthcare Trust of America, Inc.	207,814	7,011,644
Hersha Hospitality Trust	71,283	1,392,870
Highwoods Properties, Inc. (SBI)	154,862	8,213,880
Hospitality Properties Trust (SBI)	245,585	7,487,887
Host Hotels & Resorts, Inc. (b)	1,104,908	19,689,461
Hudson Pacific Properties, Inc.	159,732	5,346,230
Independence Realty Trust, Inc.	33,740	318,843
InfraReit, Inc.	33,447	632,148
Invesco Mortgage Capital, Inc.	162,908	2,564,172
Investors Real Estate Trust (b)	202,786	1,346,499
Iron Mountain, Inc.	353,910	13,593,683
iStar Financial, Inc. (a)	102,599	1,109,095
Jernigan Capital, Inc. (b)	3,052	49,412
Kilroy Realty Corp.	134,707	9,783,769
Kimco Realty Corp.	649,783	19,525,979
Kite Realty Group Trust	145,444	4,200,423
Ladder Capital Corp. Class A	75,752	1,005,987
Lamar Advertising Co. Class A (b)	123,324	7,686,785
LaSalle Hotel Properties (SBI) (b)	163,011	4,574,089
Lexington Corporate Properties Trust	345,008	3,722,636
Liberty Property Trust (SBI)	229,311	9,454,493
Life Storage, Inc.	72,668	6,540,120
LTC Properties, Inc.	62,032	3,220,701
Mack-Cali Realty Corp.	122,465	3,399,628
Medical Properties Trust, Inc.	337,235	5,149,578
MFA Financial, Inc.	554,751	4,282,678
Mid-America Apartment Communities, Inc.	113,076	10,628,013
Monmouth Real Estate Investment Corp. Class A	107,747	1,508,458
Monogram Residential Trust, Inc.	257,535	2,709,268
National Health Investors, Inc.	54,377	4,365,386
National Retail Properties, Inc. (b)	231,947	11,620,545
National Storage Affiliates Trust	49,991	1,015,317
New Residential Investment Corp.	333,004	4,778,607
New Senior Investment Group, Inc.	149,321	1,850,087
New York (REIT), Inc.	231,906	2,240,212
New York Mortgage Trust, Inc. (b)	176,500	1,066,060
Newcastle Investment Corp.	86,128	400,495
NexPoint Residential Trust, Inc.	32,020	669,538
NorthStar Realty Europe Corp.	77,758	796,242
NorthStar Realty Finance Corp.	274,806	3,665,912
Omega Healthcare Investors, Inc. (b)	244,630	8,855,606
One Liberty Properties, Inc.	17,377	421,392
Orchid Island Capital, Inc. (b)	20,507	215,118
Outfront Media, Inc.	205,776	4,592,920
Owens Realty Mortgage, Inc.	54,252	922,284
Paramount Group, Inc.	263,588	4,744,584
Parkway Properties, Inc.	135,012	2,430,216
Pebblebrook Hotel Trust (b)	104,963	3,153,089
Pennsylvania Real Estate Investment Trust (SBI)	105,464	2,646,092
PennyMac Mortgage Investment Trust	106,166	1,617,970
Physicians Realty Trust	189,663	4,060,685
Piedmont Office Realty Trust, Inc. Class A	209,992	4,537,927
Post Properties, Inc.	73,877	4,896,568
Potlatch Corp.	63,794	2,415,879
Power (REIT) (a)	718	5,026
Preferred Apartment Communities, Inc. Class A	29,993	415,103
Prologis, Inc.	798,714	42,419,701
PS Business Parks, Inc.	31,822	3,525,241
Public Storage	220,560	49,392,206
QTS Realty Trust, Inc. Class A	65,930	3,572,747
RAIT Financial Trust	116,629	366,215
Ramco-Gershenson Properties Trust (SBI)	128,503	2,496,813
Rayonier, Inc.	191,909	5,283,255
Realty Income Corp.	384,631	25,281,796
Redwood Trust, Inc.	130,122	1,925,806
Regency Centers Corp.	152,757	12,303,049
Resource Capital Corp.	40,594	538,682
Retail Opportunity Investments Corp.	171,753	3,831,809
Retail Properties America, Inc.	368,229	6,259,893
Rexford Industrial Realty, Inc.	93,456	2,086,872
RLJ Lodging Trust	176,982	4,130,760
Ryman Hospitality Properties, Inc.	71,041	3,833,372
Sabra Health Care REIT, Inc.	99,253	2,528,966
Saul Centers, Inc.	23,905	1,584,423
Select Income REIT	130,864	3,571,279
Senior Housing Properties Trust (SBI)	366,092	8,178,495
Seritage Growth Properties (b)	28,884	1,285,338
Silver Bay Realty Trust Corp.	47,769	909,044
Simon Property Group, Inc.	462,738	99,706,157
SL Green Realty Corp.	146,983	17,302,839
Sotherly Hotels, Inc.	2,721	15,918
Spirit Realty Capital, Inc.	725,783	9,616,625
Stag Industrial, Inc.	92,815	2,304,596
Starwood Property Trust, Inc.	334,722	7,665,134
Store Capital Corp.	220,329	6,528,348
Summit Hotel Properties, Inc.	122,449	1,751,021
Sun Communities, Inc.	93,367	7,144,443
Sunstone Hotel Investors, Inc.	339,094	4,710,016
Tanger Factory Outlet Centers, Inc. (b)	140,583	5,713,293
Taubman Centers, Inc.	92,439	7,179,737
Terreno Realty Corp.	71,122	1,903,225
The GEO Group, Inc. (b)	115,597	2,316,564
The Macerich Co.	187,597	15,362,318
TIER REIT, Inc.	108,647	1,740,525
Two Harbors Investment Corp.	531,577	4,731,035
UDR, Inc.	397,140	14,368,525
UMH Properties, Inc.	26,840	317,786
United Development Funding IV (b)	104,924	335,757
Universal Health Realty Income Trust (SBI)	21,131	1,301,458
Urban Edge Properties	128,665	3,687,539
Urstadt Biddle Properties, Inc. Class A	50,401	1,144,607
Ventas, Inc.	506,574	36,812,733
VEREIT, Inc.	1,442,502	15,074,146
Vornado Realty Trust	262,291	27,097,283
Washington REIT (SBI)	91,707	2,980,478
Weingarten Realty Investors (SBI)	181,930	7,504,613
Welltower, Inc.	533,027	40,909,822
Western Asset Mortgage Capital Corp.	72,828	770,520
Weyerhaeuser Co.	1,141,125	36,344,831
Whitestone REIT Class B	26,734	387,376
WP Carey, Inc.	154,938	10,326,618
WP Glimcher, Inc.	269,386	3,701,364
Xenia Hotels & Resorts, Inc.	170,955	2,878,882
ZAIS Financial Corp.	6,000	82,800
		1,541,701,115
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	66,574	2,671,615
Altisource Portfolio Solutions SA (a)(b)	18,423	600,221
AV Homes, Inc. (a)(b)	12,051	182,814
CBRE Group, Inc. (a)	423,814	12,667,800
Consolidated-Tomoka Land Co. (b)	6,987	368,425
Forestar Group, Inc. (a)(b)	38,487	483,012
FRP Holdings, Inc. (a)	3,842	129,322
HFF, Inc.	50,180	1,345,326
Howard Hughes Corp. (a)	53,702	6,348,650
Jones Lang LaSalle, Inc.	67,440	7,873,620
Kennedy-Wilson Holdings, Inc.	142,223	3,137,439
Marcus & Millichap, Inc. (a)	19,559	509,512
Maui Land & Pineapple, Inc. (a)	31,310	234,512
RE/MAX Holdings, Inc.	20,733	863,322
Realogy Holdings Corp.	223,358	5,994,929
Tejon Ranch Co. (a)(b)	21,096	500,819
The RMR Group, Inc.	10,073	388,314
The St. Joe Co. (a)(b)	114,817	2,168,893
Transcontinental Realty Investors, Inc. (a)	20,697	227,874
		46,696,419
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	134,450	2,057,085
Bank Mutual Corp.	56,001	436,808
BankFinancial Corp.	19,300	238,162
Bear State Financial, Inc. (b)	13,571	127,025
Beneficial Bancorp, Inc.	178,014	2,684,451
BofI Holding, Inc. (a)(b)	89,235	1,918,553
BSB Bancorp, Inc. (a)	6,958	168,384
Capitol Federal Financial, Inc.	194,739	2,800,347
Charter Financial Corp.	1,496	19,672
Chicopee Bancorp, Inc.	1,816	33,033
Clifton Bancorp, Inc.	32,703	485,640
Dime Community Bancshares, Inc.	51,879	916,183
ESSA Bancorp, Inc.	4,298	59,098
Essent Group Ltd. (a)	98,963	2,630,437
EverBank Financial Corp.	121,901	2,339,280
Farmer Mac Class C (non-vtg.)	15,100	618,798
First Defiance Financial Corp.	11,019	501,254
Flagstar Bancorp, Inc. (a)	37,206	1,044,744
Hingham Institution for Savings	1,505	195,530
Home Bancorp, Inc.	3,114	89,808
HomeStreet, Inc. (a)	25,316	659,735
Impac Mortgage Holdings, Inc. (a)	10,028	167,066
Kearny Financial Corp.	22,253	304,644
Lake Sunapee Bank Group	4,564	81,787
Lendingtree, Inc. (a)	11,133	1,079,901
Meridian Bancorp, Inc.	112,706	1,760,468
Meta Financial Group, Inc.	10,468	644,305
MGIC Investment Corp. (a)	512,611	4,147,023
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	793,730
New York Community Bancorp, Inc. (b)	708,392	10,703,803
NMI Holdings, Inc. (a)	77,675	616,740
Northfield Bancorp, Inc.	77,835	1,236,798
Northwest Bancshares, Inc.	151,987	2,358,838
Ocean Shore Holding Co.	5,520	126,960
OceanFirst Financial Corp.	25,122	497,918
Ocwen Financial Corp. (a)	142,608	507,684
Oritani Financial Corp.	49,423	794,228
PennyMac Financial Services, Inc. (a)	26,801	443,557
PHH Corp. (a)	72,291	1,106,052
Poage Bankshares, Inc.	2,365	44,107
Provident Financial Holdings, Inc.	3,066	58,561
Provident Financial Services, Inc.	124,224	2,679,512
Radian Group, Inc.	297,196	4,074,557
Riverview Bancorp, Inc.	6,875	36,231
Security National Financial Corp. Class A	11,194	63,806
SI Financial Group, Inc.	3,746	50,459
Southern Missouri Bancorp, Inc.	1,632	40,017
Stonegate Mortgage Corp. (a)	14,418	59,546
Territorial Bancorp, Inc.	13,244	378,249
TFS Financial Corp.	159,329	2,890,228
Timberland Bancorp, Inc.	5,034	76,617
Trustco Bank Corp., New York	140,018	999,729
United Community Financial Corp.	43,226	281,401
United Financial Bancorp, Inc. New	73,256	1,024,851
Walker & Dunlop, Inc. (a)	44,294	1,173,791
Walter Investment Management Corp. (a)(b)	49,597	187,477
Washington Federal, Inc.	128,254	3,398,731
Waterstone Financial, Inc.	41,772	705,947
Westfield Financial, Inc.	28,907	218,826
WSFS Financial Corp.	41,525	1,615,323
		67,453,495

TOTAL FINANCIALS		6,310,326,923

HEALTH CARE - 14.0%
Biotechnology - 3.2%
AbbVie, Inc.	2,418,648	155,035,337
Abeona Therapeutics, Inc. (a)	14,781	60,011
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	4,938,060
Acceleron Pharma, Inc. (a)(b)	65,396	1,962,534
Achillion Pharmaceuticals, Inc. (a)(b)	199,588	1,648,597
Acorda Therapeutics, Inc. (a)(b)	71,044	1,710,740
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	69,581
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	332,687
Aduro Biotech, Inc. (a)(b)	16,502	232,513
Advaxis, Inc. (a)(b)	48,573	560,047
Adverum Biotechnologies, Inc. (a)	12,370	44,285
Aegerion Pharmaceuticals, Inc. (a)(b)	33,098	53,950
Agenus, Inc. (a)(b)	96,074	594,698
Agios Pharmaceuticals, Inc. (a)(b)	43,078	1,586,994
Aimmune Therapeutics, Inc. (a)(b)	19,986	295,193
Akebia Therapeutics, Inc. (a)(b)	43,266	351,753
Alder Biopharmaceuticals, Inc. (a)(b)	61,674	2,033,392
Alexion Pharmaceuticals, Inc. (a)	338,368	42,586,996
Alkermes PLC (a)	221,838	9,709,849
Alnylam Pharmaceuticals, Inc. (a)(b)	111,828	7,811,186
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	1,304,550
Amgen, Inc.	1,123,888	191,128,393
Amicus Therapeutics, Inc. (a)(b)	246,314	1,647,841
Anavex Life Sciences Corp. (a)(b)	42,618	130,411
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	167,466
Applied Genetic Technologies Corp. (a)	14,097	180,160
Aptevo Therapeutics, Inc. (a)	19,070	51,870
Aquinox Pharmaceuticals, Inc. (a)(b)	13,024	138,315
Ardelyx, Inc. (a)(b)	32,056	319,598
Arena Pharmaceuticals, Inc. (a)	308,170	477,664
Argos Therapeutics, Inc. (a)(b)	19,777	97,896
ARIAD Pharmaceuticals, Inc. (a)	266,019	2,750,636
ArQule, Inc. (a)	65,290	96,629
Array BioPharma, Inc. (a)(b)	168,502	577,962
Arrowhead Pharmaceuticals, Inc. (a)	82,473	571,538
Asterias Biotherapeutics, Inc.	14,186	39,579
Atara Biotherapeutics, Inc. (a)(b)	30,076	587,685
Athersys, Inc. (a)(b)	92,903	177,445
aTyr Pharma, Inc. (a)	6,529	19,065
AVEO Pharmaceuticals, Inc. (a)	43,200	40,172
Aviragen Therapeutics, Inc. (a)	46,093	61,304
Bellicum Pharmaceuticals, Inc. (a)(b)	12,564	216,352
Biocept, Inc. (a)(b)	21,277	12,234
BioCryst Pharmaceuticals, Inc. (a)(b)	89,890	369,448
Biogen, Inc. (a)	328,173	100,299,514
BioMarin Pharmaceutical, Inc. (a)	255,186	23,959,414
Biospecifics Technologies Corp. (a)	7,257	265,534
BioTime, Inc. (a)(b)	66,499	195,507
bluebird bio, Inc. (a)(b)	52,478	2,589,265
Blueprint Medicines Corp. (a)(b)	16,623	463,449
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	36,796
Calithera Biosciences, Inc. (a)(b)	11,343	35,163
Cancer Genetics, Inc. (a)(b)	9,725	19,645
Cara Therapeutics, Inc. (a)(b)	22,235	120,514
Cascadian Therapeutics, Inc. (a)	120,855	138,983
CASI Pharmaceuticals, Inc. (a)	289	327
Catalyst Biosciences, Inc. (a)	2,710	3,252
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	93,518
Cel-Sci Corp. (a)	81,306	38,588
Celgene Corp. (a)	1,163,952	124,240,236
Celldex Therapeutics, Inc. (a)(b)	215,095	714,115
Cellular Biomedicine Group, Inc. (a)	8,068	112,710
Celsion Corp. (a)(b)	10,682	13,139
Cepheid, Inc. (a)	107,553	3,691,219
Cerulean Pharma, Inc. (a)	28,222	28,786
ChemoCentryx, Inc. (a)	22,820	114,100
Chiasma, Inc. (a)(b)	8,745	21,600
Chimerix, Inc. (a)	63,824	306,993
Cidara Therapeutics, Inc. (a)	2,782	32,188
Cleveland Biolabs, Inc. (a)(b)	1,776	3,303
Clovis Oncology, Inc. (a)(b)	55,379	1,371,738
Coherus BioSciences, Inc. (a)(b)	41,711	1,241,736
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	34,555
Concert Pharmaceuticals, Inc. (a)	25,754	250,329
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	21,616	88,409
CorMedix, Inc. (a)(b)	48,587	95,716
Corvus Pharmaceuticals, Inc.	3,526	48,130
CTI BioPharma Corp. (a)(b)	191,537	75,274
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	256,208
Cyclacel Pharmaceuticals, Inc.	960	5,443
Cytokinetics, Inc. (a)(b)	61,797	745,890
CytomX Therapeutics, Inc. (a)	8,521	99,951
Cytori Therapeutics, Inc. (a)	10,777	21,877
CytRx Corp. (a)(b)	55,459	31,151
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	70,403
Dyax Corp. rights 12/31/19 (a)	200,675	485,634
Dynavax Technologies Corp. (a)(b)	52,974	829,573
Eagle Pharmaceuticals, Inc. (a)	14,894	889,917
Edge Therapeutics, Inc. (a)(b)	9,487	84,339
Editas Medicine, Inc.	9,173	154,290
Eiger Biopharmaceuticals, Inc. (a)	1,065	15,890
Eleven Biotherapeutics, Inc. (a)(b)	6,105	29,792
Emergent BioSolutions, Inc. (a)(b)	56,205	1,497,863
Enanta Pharmaceuticals, Inc. (a)(b)	16,864	370,839
Epizyme, Inc. (a)(b)	64,306	470,077
Esperion Therapeutics, Inc. (a)(b)	26,856	289,239
Exact Sciences Corp. (a)(b)	160,303	2,960,796
Exelixis, Inc. (a)	350,216	3,904,908
Fate Therapeutics, Inc. (a)	23,219	60,369
Fibrocell Science, Inc. (a)(b)	38,880	37,325
FibroGen, Inc. (a)	78,653	1,361,483
Five Prime Therapeutics, Inc. (a)	39,420	1,733,692
Flexion Therapeutics, Inc. (a)(b)	30,689	511,893
Fortress Biotech, Inc. (a)(b)	43,908	119,869
Foundation Medicine, Inc. (a)(b)	24,382	500,319
Galectin Therapeutics, Inc. (a)	13,518	23,251
Galena Biopharma, Inc. (a)(b)	255,403	103,259
Genocea Biosciences, Inc. (a)(b)	32,032	171,692
Genomic Health, Inc. (a)	30,953	819,326
GenVec, Inc. (a)	8,140	4,241
Geron Corp. (a)(b)	196,151	527,646
Gilead Sciences, Inc.	1,997,501	156,564,128
Global Blood Therapeutics, Inc. (a)(b)	27,584	468,652
GlycoMimetics, Inc. (a)	10,456	77,479
GTx, Inc. (a)(b)	19,627	10,991
Halozyme Therapeutics, Inc. (a)(b)	151,873	1,488,355
Harvard Apparatus (a)	3,080	3,080
Heat Biologics, Inc. (a)(b)	3,136	4,422
Hemispherx Biopharma, Inc. (a)	10,897	15,910
Heron Therapeutics, Inc. (a)(b)	43,966	817,768
iBio, Inc. (a)(b)	40,361	24,939
Idera Pharmaceuticals, Inc. (a)(b)	159,215	304,101
Ignyta, Inc. (a)	41,954	231,167
Immune Design Corp. (a)(b)	12,017	84,720
ImmunoCellular Therapeutics Ltd. (a)	41,923	6,414
ImmunoGen, Inc. (a)(b)	137,379	386,035
Immunomedics, Inc. (a)(b)	126,367	350,037
Incyte Corp. (a)	254,609	20,648,790
Infinity Pharmaceuticals, Inc. (a)	64,535	98,093
Inotek Pharmaceuticals Corp. (a)(b)	20,127	142,902
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	886,592
Insmed, Inc. (a)	93,412	1,209,685
Insys Therapeutics, Inc. (a)(b)	29,958	427,501
Intellia Therapeutics, Inc. (a)	14,395	279,983
Intercept Pharmaceuticals, Inc. (a)(b)	26,182	3,883,052
Intrexon Corp. (a)(b)	75,330	1,901,329
Invitae Corp. (a)(b)	18,362	144,142
Ionis Pharmaceuticals, Inc. (a)	182,453	5,409,731
Ironwood Pharmaceuticals, Inc. Class A (a)	198,200	2,643,988
IsoRay, Inc. (a)(b)	57,047	42,785
Juno Therapeutics, Inc. (a)(b)	110,127	3,257,557
Karyopharm Therapeutics, Inc. (a)(b)	26,763	266,292
Keryx Biopharmaceuticals, Inc. (a)(b)	160,029	656,119
Kindred Biosciences, Inc. (a)	10,713	44,459
Kite Pharma, Inc. (a)(b)	62,472	3,599,637
La Jolla Pharmaceutical Co. (a)(b)	18,994	310,552
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	956,415
Ligand Pharmaceuticals, Inc. Class B (a)(b)	28,238	2,917,268
Lion Biotechnologies, Inc. (a)(b)	61,965	493,241
Loxo Oncology, Inc. (a)(b)	16,961	467,106
Lpath, Inc. (a)	563	1,323
Macrogenics, Inc. (a)	52,348	1,560,494
Madrigal Pharmaceuticals, Inc. (a)	4,043	46,454
MannKind Corp. (a)(b)	403,177	322,945
Mast Therapeutics, Inc. (a)(b)	146,638	64,345
Medgenics, Inc. (a)	41,669	233,346
MediciNova, Inc. (a)(b)	31,401	184,952
Medivation, Inc. (a)	245,591	19,784,811
MEI Pharma, Inc. (a)	26,819	48,006
Merrimack Pharmaceuticals, Inc. (a)(b)	159,070	734,903
MiMedx Group, Inc. (a)(b)	155,727	1,127,463
Minerva Neurosciences, Inc. (a)(b)	26,210	320,286
Mirati Therapeutics, Inc. (a)	22,963	115,963
Momenta Pharmaceuticals, Inc. (a)	95,206	1,144,376
Myriad Genetics, Inc. (a)	99,702	2,029,933
NanoViricides, Inc. (a)(b)	32,620	49,256
NantKwest, Inc. (a)	13,853	112,071
Natera, Inc. (a)(b)	18,568	184,752
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	44,565
Neothetics, Inc. (a)(b)	10,095	9,808
Neuralstem, Inc. (a)(b)	106,528	30,041
Neurocrine Biosciences, Inc. (a)	121,096	5,868,312
NewLink Genetics Corp. (a)	24,740	251,853
Northwest Biotherapeutics, Inc. (a)(b)	60,544	20,313
Novavax, Inc. (a)(b)	436,535	2,985,899
Ohr Pharmaceutical, Inc. (a)(b)	32,314	92,418
OncoCyte Corp. (a)	3,324	12,797
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	5,705
OncoMed Pharmaceuticals, Inc. (a)(b)	19,892	198,721
Onconova Therapeutics, Inc. (a)	624	2,022
Opexa Therapeutics, Inc. (a)	715	2,974
Ophthotech Corp. (a)(b)	50,366	2,659,828
Opko Health, Inc. (a)(b)	506,060	4,605,146
Oragenics, Inc. (a)(b)	9,973	6,881
Organovo Holdings, Inc. (a)(b)	125,927	486,078
Osiris Therapeutics, Inc. (b)	18,170	91,032
Otonomy, Inc. (a)(b)	38,289	629,854
OvaScience, Inc. (a)	31,036	189,009
OXiGENE, Inc. (a)	561	370
Palatin Technologies, Inc. (a)	9,275	4,730
PDL BioPharma, Inc.	309,517	900,694
Peregrine Pharmaceuticals, Inc. (a)(b)	243,489	88,143
Pfenex, Inc. (a)	21,045	152,155
PharmAthene, Inc. (a)(b)	51,372	133,567
Portola Pharmaceuticals, Inc. (a)(b)	95,806	1,950,610
Progenics Pharmaceuticals, Inc. (a)(b)	85,314	535,772
Proteon Therapeutics, Inc. (a)(b)	5,515	48,642
Proteostasis Therapeutics, Inc.	5,890	84,286
Prothena Corp. PLC (a)(b)	60,302	3,013,894
PTC Therapeutics, Inc. (a)(b)	53,763	441,394
Puma Biotechnology, Inc. (a)(b)	32,373	1,914,863
Radius Health, Inc. (a)(b)	50,787	2,785,159
Raptor Pharmaceutical Corp. (a)	132,298	985,620
Recro Pharma, Inc. (a)	5,300	50,403
Regeneron Pharmaceuticals, Inc. (a)	116,709	45,814,118
REGENXBIO, Inc. (a)(b)	8,339	97,650
Regulus Therapeutics, Inc. (a)(b)	29,427	93,284
Repligen Corp. (a)(b)	49,753	1,541,845
Retrophin, Inc. (a)(b)	41,038	657,429
Rexahn Pharmaceuticals, Inc. (a)	252,511	63,380
Rigel Pharmaceuticals, Inc. (a)	109,711	369,726
Sage Therapeutics, Inc. (a)(b)	27,948	1,038,827
Sangamo Biosciences, Inc. (a)(b)	104,366	447,730
Sarepta Therapeutics, Inc. (a)(b)	59,544	1,552,312
Seattle Genetics, Inc. (a)(b)	167,606	7,466,847
Seres Therapeutics, Inc. (a)(b)	21,515	225,262
Sorrento Therapeutics, Inc. (a)(b)	38,584	256,969
Spark Therapeutics, Inc. (a)(b)	31,798	1,799,131
Spectrum Pharmaceuticals, Inc. (a)(b)	70,340	373,505
StemCells, Inc. (a)	3,456	5,495
Stemline Therapeutics, Inc. (a)	20,998	171,764
Sunesis Pharmaceuticals, Inc. (a)	32,643	26,532
Synergy Pharmaceuticals, Inc. (a)(b)	282,412	1,335,809
Synthetic Biologics, Inc. (a)(b)	84,770	139,023
T2 Biosystems, Inc. (a)(b)	14,700	97,608
Tenax Therapeutics, Inc. (a)(b)	1,373	3,172
TESARO, Inc. (a)(b)	57,984	4,910,665
TetraLogic Pharmaceuticals Corp. (a)	5,276	1,173
TG Therapeutics, Inc. (a)(b)	56,494	358,737
Threshold Pharmaceuticals, Inc. (a)	66,603	71,265
Tobira Therapeutics, Inc. (a)	1,768	8,681
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	6,012
TONIX Pharmaceuticals Holding (a)(b)	17,169	39,145
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	25,365
Trevena, Inc. (a)	37,023	251,016
Trovagene, Inc. (a)(b)	33,847	166,189
Ultragenyx Pharmaceutical, Inc. (a)	59,235	3,904,771
United Therapeutics Corp. (a)(b)	66,022	8,073,170
Vanda Pharmaceuticals, Inc. (a)	64,409	990,610
Verastem, Inc. (a)	47,048	63,515
Vericel Corp. (a)	28,746	64,391
Versartis, Inc. (a)(b)	25,643	317,973
Vertex Pharmaceuticals, Inc. (a)	374,521	35,395,980
Vical, Inc. (a)	6,566	24,951
Vitae Pharmaceuticals, Inc. (a)	31,326	216,463
Vital Therapies, Inc. (a)(b)	26,714	153,071
Voyager Therapeutics, Inc. (a)(b)	6,634	80,736
Windtree Therapeutics, Inc. (a)	9,487	20,492
Xbiotech, Inc. (a)(b)	6,256	81,203
Xencor, Inc. (a)	50,340	1,063,684
XOMA Corp. (a)(b)	99,609	56,528
Zafgen, Inc. (a)(b)	24,672	73,769
ZIOPHARM Oncology, Inc. (a)(b)	186,103	943,542
		1,104,529,975
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	29,889	1,498,634
Abbott Laboratories	2,203,018	92,570,816
Abiomed, Inc. (a)(b)	63,084	7,440,127
Accuray, Inc. (a)(b)	120,573	642,654
Alere, Inc. (a)	127,725	4,997,879
Align Technology, Inc. (a)	108,516	10,081,136
Alliqua Biomedical, Inc. (a)	4,397	4,094
Alphatec Holdings, Inc. (a)	3,066	12,325
Analogic Corp.	19,536	1,738,704
Angiodynamics, Inc. (a)	44,493	735,914
Anika Therapeutics, Inc. (a)(b)	21,825	1,031,013
Antares Pharma, Inc. (a)(b)	159,300	194,346
Atossa Genetics, Inc. (a)	52	129
Atricure, Inc. (a)(b)	47,294	727,855
Atrion Corp.	2,291	1,035,326
Avinger, Inc. (a)	5,723	23,350
AxoGen, Inc. (a)	32,249	290,563
Baxter International, Inc.	823,640	38,488,697
Becton, Dickinson & Co.	314,529	55,737,684
BioLase Technology, Inc. (a)(b)	31,172	53,616
Boston Scientific Corp. (a)	2,035,810	48,492,994
C.R. Bard, Inc.	108,969	24,064,714
Cantel Medical Corp.	57,107	4,317,860
Cardiovascular Systems, Inc. (a)	45,660	1,117,300
Cerus Corp. (a)(b)	159,551	1,009,958
Cesca Therapeutics, Inc. (a)	793	3,370
Cogentix Medical, Inc. (a)	1,160	1,450
ConforMis, Inc. (a)(b)	12,821	102,824
CONMED Corp.	37,823	1,543,178
Cryolife, Inc.	28,209	449,934
Cutera, Inc. (a)	15,449	168,394
Cynosure, Inc. Class A (a)(b)	33,261	1,732,565
CytoSorbents Corp. (a)(b)	24,969	124,845
Danaher Corp.	897,915	73,099,260
Delcath Systems, Inc. (a)	468	1,783
Dentsply Sirona, Inc.	350,331	21,531,343
Derma Sciences, Inc. (a)	27,081	134,322
DexCom, Inc. (a)	124,337	11,325,857
Dextera Surgical, Inc. (a)	2,377	4,445
Edwards Lifesciences Corp. (a)	316,757	36,477,736
EndoChoice Holdings, Inc. (a)	14,301	55,345
Endologix, Inc. (a)(b)	95,674	1,163,396
Entellus Medical, Inc. (a)	6,359	120,122
EnteroMedics, Inc. (a)	3,563	598
ERBA Diagnostics, Inc. (a)	3,094	2,104
Exactech, Inc. (a)	12,870	357,657
Fonar Corp. (a)	7,275	149,574
Genmark Diagnostics, Inc. (a)	59,054	503,140
Glaukos Corp. (a)	10,150	302,876
Globus Medical, Inc. (a)	121,778	2,828,903
Great Basin Scientific, Inc. (a)	2,370	476
Haemonetics Corp. (a)	76,590	2,846,084
Halyard Health, Inc. (a)(b)	70,210	2,559,155
Hill-Rom Holdings, Inc.	96,355	5,714,815
Hologic, Inc. (a)	356,417	13,693,541
ICU Medical, Inc. (a)	22,160	2,764,903
IDEXX Laboratories, Inc. (a)	135,440	15,261,379
Inogen, Inc. (a)(b)	23,819	1,381,978
Insulet Corp. (a)	85,520	3,620,062
Integer Holdings Corp. (a)	40,499	980,076
Integra LifeSciences Holdings Corp. (a)	40,567	3,505,800
Intuitive Surgical, Inc. (a)	57,429	39,420,414
Invacare Corp.	43,063	511,158
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	325,593
Invuity, Inc. (a)	11,850	159,501
IRadimed Corp. (a)(b)	3,077	57,448
Iridex Corp. (a)	4,871	72,724
K2M Group Holdings, Inc. (a)	37,003	589,088
Kewaunee Scientific Corp.	1,376	32,542
Lantheus Holdings, Inc. (a)	15,777	150,197
LeMaitre Vascular, Inc.	20,554	377,783
LivaNova PLC (a)(b)	66,813	4,010,116
Masimo Corp. (a)	62,689	3,707,427
Medtronic PLC	2,106,124	183,295,972
MELA Sciences, Inc. (a)	4,012	2,467
Meridian Bioscience, Inc.	58,579	1,139,362
Merit Medical Systems, Inc. (a)	67,814	1,643,811
Misonix, Inc. (a)	3,683	21,988
Natus Medical, Inc. (a)	50,095	1,949,196
Neogen Corp. (a)	57,303	3,384,315
Nevro Corp. (a)(b)	20,043	1,892,660
NuVasive, Inc. (a)(b)	74,592	4,883,538
Nuvectra Corp. (a)	13,499	92,468
NxStage Medical, Inc. (a)	115,400	2,638,044
OraSure Technologies, Inc. (a)	68,939	590,807
Orthofix International NV (a)	27,349	1,233,713
Penumbra, Inc. (a)	8,396	592,422
PhotoMedex, Inc. (a)	6,551	1,572
Quidel Corp. (a)(b)	41,985	914,013
ResMed, Inc.	210,980	14,070,256
Retractable Technologies, Inc. (a)	5,248	13,645
Rockwell Medical Technologies, Inc. (a)(b)	62,388	452,937
RTI Biologics, Inc. (a)	100,701	323,250
Seaspine Holdings Corp. (a)	11,601	120,534
Second Sight Medical Products, Inc. (a)(b)	20,882	69,955
Sientra, Inc. (a)(b)	16,353	134,258
St. Jude Medical, Inc.	426,213	33,210,517
Staar Surgical Co. (a)(b)	34,338	301,488
Steris PLC	126,048	8,909,073
Stryker Corp.	473,395	54,752,866
SurModics, Inc. (a)	19,525	555,877
Synergetics U.S.A., Inc.	19,727	3,748
Tandem Diabetes Care, Inc. (a)	25,765	183,704
TearLab Corp. (a)	17,390	13,651
Teleflex, Inc.	66,405	12,158,091
The Cooper Companies, Inc.	71,312	13,258,327
The Spectranetics Corp. (a)(b)	75,577	1,859,950
TransEnterix, Inc. (a)(b)	90,218	123,599
Unilife Corp. (a)	22,763	65,330
Utah Medical Products, Inc.	13,511	851,328
Varian Medical Systems, Inc. (a)(b)	142,997	13,746,302
Vascular Solutions, Inc. (a)	26,484	1,275,734
Veracyte, Inc. (a)(b)	15,721	88,509
Vermillion, Inc. (a)(b)	5,249	7,349
West Pharmaceutical Services, Inc.	106,395	8,706,303
Wright Medical Group NV (a)(b)	149,959	3,712,985
Zeltiq Aesthetics, Inc. (a)(b)	45,928	1,750,775
Zimmer Biomet Holdings, Inc.	300,433	38,939,121
		964,170,779
Health Care Providers & Services - 2.4%
AAC Holdings, Inc. (a)(b)	12,779	249,957
Acadia Healthcare Co., Inc. (a)(b)	108,927	5,575,973
Aceto Corp.	47,837	965,829
Addus HomeCare Corp. (a)	8,816	211,408
Adeptus Health, Inc. Class A (a)(b)	20,627	877,885
Aetna, Inc.	523,912	61,360,573
Air Methods Corp. (a)(b)	49,537	1,742,712
Alliance Healthcare Services, Inc. (a)	17,141	107,988
Almost Family, Inc. (a)(b)	13,374	492,564
Amedisys, Inc. (a)	47,206	2,272,025
American Renal Associates Holdings, Inc.	11,146	236,630
AmerisourceBergen Corp.	279,397	24,299,157
AMN Healthcare Services, Inc. (a)	76,320	2,765,074
AmSurg Corp. (a)(b)	77,858	5,054,541
Anthem, Inc.	395,714	49,495,907
BioScrip, Inc. (a)(b)	170,497	439,882
BioTelemetry, Inc. (a)	45,986	849,361
Brookdale Senior Living, Inc. (a)	279,658	4,812,914
Caladrius Biosciences, Inc. (a)	9,530	46,125
Capital Senior Living Corp. (a)	37,012	636,236
Cardinal Health, Inc.	485,173	38,653,733
Centene Corp. (a)(b)	257,635	17,593,894
Chemed Corp.	24,465	3,301,062
Cigna Corp.	384,487	49,314,303
Civitas Solutions, Inc. (a)	27,734	504,204
Community Health Systems, Inc. (a)(b)	166,751	1,780,901
Corvel Corp. (a)	17,696	680,234
Cross Country Healthcare, Inc. (a)(b)	40,427	491,997
DaVita HealthCare Partners, Inc. (a)	242,212	15,654,162
Diplomat Pharmacy, Inc. (a)(b)	54,911	1,718,165
Envision Healthcare Holdings, Inc. (a)	278,500	5,976,610
Express Scripts Holding Co. (a)	952,945	69,279,102
Five Star Quality Care, Inc. (a)	46,768	99,148
Genesis HealthCare, Inc. Class A (a)	27,157	65,448
HCA Holdings, Inc. (a)	448,576	33,889,917
HealthEquity, Inc. (a)(b)	55,614	1,810,792
HealthSouth Corp.	148,138	6,030,698
Healthways, Inc. (a)	52,424	1,311,124
Henry Schein, Inc. (a)(b)	123,579	20,241,004
Hooper Holmes, Inc. (a)	417	630
Humana, Inc.	222,757	39,808,903
Kindred Healthcare, Inc.	131,323	1,449,806
Laboratory Corp. of America Holdings (a)	148,214	20,294,943
Landauer, Inc.	14,935	709,711
LHC Group, Inc. (a)	22,529	801,131
LifePoint Hospitals, Inc. (a)	65,814	3,725,072
Magellan Health Services, Inc. (a)	36,747	2,098,989
McKesson Corp.	338,198	62,438,115
MEDNAX, Inc. (a)(b)	140,411	9,234,831
Molina Healthcare, Inc. (a)(b)	61,199	3,293,118
National Healthcare Corp.	18,256	1,186,275
National Research Corp. Class A	3,663	57,985
Owens & Minor, Inc.	89,665	3,081,786
Patterson Companies, Inc. (b)	121,189	5,574,694
PDI, Inc. (a)	1,365	341
PharMerica Corp. (a)	42,657	1,077,516
Premier, Inc. (a)	82,287	2,604,384
Providence Service Corp. (a)	16,922	797,534
Quest Diagnostics, Inc.	212,273	17,580,450
Quorum Health Corp. (a)	41,687	256,375
RadNet, Inc. (a)	43,227	292,215
Select Medical Holdings Corp. (a)(b)	156,540	1,859,695
Sharps Compliance Corp. (a)	12,687	57,980
Surgery Partners, Inc. (a)(b)	43,549	838,754
Surgical Care Affiliates, Inc. (a)	41,301	1,703,666
Team Health Holdings, Inc. (a)	112,998	3,762,833
Teladoc, Inc. (a)(b)	34,074	607,539
Tenet Healthcare Corp. (a)(b)	145,287	3,472,359
The Ensign Group, Inc.	78,310	1,471,445
Triple-S Management Corp. (a)(b)	37,106	812,250
U.S. Physical Therapy, Inc.	18,467	1,164,344
UnitedHealth Group, Inc.	1,422,896	193,585,001
Universal American Spin Corp.	80,062	573,244
Universal Health Services, Inc. Class B	132,557	15,977,095
VCA, Inc. (a)	118,569	8,395,871
Wellcare Health Plans, Inc. (a)	65,309	7,360,324
		848,896,443
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	251,489	3,246,723
athenahealth, Inc. (a)(b)	58,710	7,187,865
Castlight Health, Inc. Class B (a)(b)	69,240	289,423
Cerner Corp. (a)	446,196	28,797,490
Computer Programs & Systems, Inc. (b)	21,937	566,413
Connecture, Inc. (a)(b)	7,971	13,312
Evolent Health, Inc. (a)(b)	23,303	579,546
HealthStream, Inc. (a)	34,016	904,485
HMS Holdings Corp. (a)	126,249	2,753,491
iCAD, Inc. (a)	14,864	87,549
Imprivata, Inc. (a)	18,248	350,544
IMS Health Holdings, Inc. (a)	225,493	6,724,201
Inovalon Holdings, Inc. Class A (a)(b)	99,860	1,567,802
Medidata Solutions, Inc. (a)(b)	83,307	4,506,909
Omnicell, Inc. (a)	55,824	2,097,866
Press Ganey Holdings, Inc. (a)	38,440	1,548,748
Quality Systems, Inc.	73,135	860,799
Simulations Plus, Inc.	6,008	51,789
Veeva Systems, Inc. Class A (a)(b)	143,104	5,855,816
Vocera Communications, Inc. (a)	39,674	646,686
		68,637,457
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,032,342
Agilent Technologies, Inc.	474,163	22,276,178
Albany Molecular Research, Inc. (a)(b)	40,643	602,329
Bio-Rad Laboratories, Inc. Class A (a)	34,643	5,155,225
Bio-Techne Corp.	54,815	5,774,760
Bruker Corp.	165,200	3,693,872
Cambrex Corp. (a)	45,603	1,953,176
Charles River Laboratories International, Inc. (a)	70,393	5,857,402
ChromaDex, Inc. (a)	56,591	186,184
Enzo Biochem, Inc. (a)	53,392	296,860
Fluidigm Corp. (a)(b)	38,600	351,646
Harvard Bioscience, Inc. (a)	18,919	51,270
Illumina, Inc. (a)	219,663	36,978,069
INC Research Holdings, Inc. Class A(a)	81,020	3,534,903
Luminex Corp. (a)(b)	60,397	1,272,565
Mettler-Toledo International, Inc. (a)	39,980	16,114,739
Nanostring Technologies, Inc. (a)	15,746	254,455
NeoGenomics, Inc. (a)	77,966	626,847
Pacific Biosciences of California, Inc. (a)(b)	101,104	842,196
PAREXEL International Corp. (a)	80,962	5,507,845
PerkinElmer, Inc.	163,359	8,698,867
PRA Health Sciences, Inc. (a)	43,775	2,212,826
pSivida Corp. (a)	25,265	97,523
Quintiles Transnational Holdings, Inc. (a)	141,572	10,943,516
Sequenom, Inc. (a)(b)	174,667	417,454
Thermo Fisher Scientific, Inc.	585,246	89,068,589
VWR Corp. (a)	140,671	3,926,128
Waters Corp. (a)	118,002	18,562,895
		246,290,661
Pharmaceuticals - 4.7%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	77,027
Achaogen, Inc. (a)	5,847	22,043
Aclaris Therapeutics, Inc.	7,772	156,684
Acura Pharmaceuticals, Inc. (a)	577	917
Adamis Pharmaceuticals Corp. (a)(b)	10,126	29,872
Aerie Pharmaceuticals, Inc. (a)(b)	40,887	791,572
Agile Therapeutics, Inc. (a)	10,141	73,421
Akorn, Inc. (a)	140,062	3,770,469
Alimera Sciences, Inc. (a)(b)	22,049	33,735
Allergan PLC (a)	593,077	139,100,280
Amphastar Pharmaceuticals, Inc. (a)	85,880	1,631,720
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	48,843
ANI Pharmaceuticals, Inc. (a)(b)	10,919	652,301
ANI Pharmaceuticals, Inc. rights	21,445	0
Apricus Biosciences, Inc. (a)(b)	57,256	20,085
Aratana Therapeutics, Inc. (a)(b)	38,612	342,488
Assembly Biosciences, Inc. (a)	16,884	103,161
AstraZeneca PLC rights (a)	7,692	0
Avexis, Inc.	7,876	278,338
Bio Path Holdings, Inc. (a)(b)	166,645	254,967
Biodel, Inc. (a)	8,109	3,463
Biodelivery Sciences International, Inc. (a)(b)	121,193	295,711
Bristol-Myers Squibb Co.	2,500,395	143,497,669
Carbylan Therapeutics, Inc. (a)(b)	7,125	3,343
Catalent, Inc. (a)	202,763	5,115,710
Cempra, Inc. (a)(b)	71,084	1,559,583
Collegium Pharmaceutical, Inc. (a)(b)	17,859	148,765
ContraVir Pharmaceuticals, Inc. (a)(b)	21,838	24,459
Corcept Therapeutics, Inc. (a)(b)	104,137	555,050
Corium International, Inc. (a)	8,034	47,722
Cumberland Pharmaceuticals, Inc. (a)	7,158	32,998
CymaBay Therapeutics, Inc. (a)(b)	11,918	28,722
DepoMed, Inc. (a)(b)	89,243	1,810,740
Dermira, Inc. (a)	37,085	1,151,118
Dipexium Pharmaceuticals, Inc. (a)	2,325	29,528
Durect Corp. (a)	158,591	264,847
Egalet Corp. (a)(b)	12,340	84,652
Eli Lilly & Co.	1,462,625	113,719,094
Endo International PLC (a)	307,431	6,363,822
Endocyte, Inc. (a)(b)	47,373	141,172
Flex Pharma, Inc. (a)(b)	10,224	113,180
Heska Corp. (a)	7,306	398,688
Horizon Pharma PLC (a)(b)	218,370	4,105,356
Impax Laboratories, Inc. (a)	111,208	2,690,122
Innoviva, Inc.	113,621	1,260,057
Intersect ENT, Inc. (a)	23,374	368,374
Intra-Cellular Therapies, Inc. (a)(b)	42,618	1,719,210
Jazz Pharmaceuticals PLC (a)	90,412	11,195,718
Johnson & Johnson	4,113,834	490,944,950
Juniper Pharmaceuticals, Inc. (a)	11,831	65,189
KemPharm, Inc. (a)(b)	5,081	21,950
Lannett Co., Inc. (a)(b)	44,883	1,519,738
Lipocine, Inc. (a)(b)	20,645	69,574
Mallinckrodt PLC (a)	165,519	12,337,786
Marinus Pharmaceuticals, Inc. (a)(b)	9,220	14,614
Merck & Co., Inc.	4,141,368	260,036,497
Mylan N.V. (a)	672,132	28,471,512
MyoKardia, Inc. (a)(b)	7,583	165,916
Nektar Therapeutics (a)(b)	205,242	3,663,570
Neos Therapeutics, Inc. (a)(b)	6,862	44,740
Ocera Therapeutics, Inc. (a)	10,720	22,726
Ocular Therapeutix, Inc. (a)(b)	12,307	78,642
Omeros Corp. (a)(b)	63,720	684,353
Orexigen Therapeutics, Inc. (a)	16,675	65,533
Pacira Pharmaceuticals, Inc. (a)(b)	57,562	2,281,182
Pain Therapeutics, Inc. (a)	34,536	82,541
Paratek Pharmaceuticals, Inc. (a)	24,749	333,369
Pernix Therapeutics Holdings, Inc. (a)(b)	41,085	26,496
Perrigo Co. PLC	213,066	19,386,875
Pfizer, Inc.	9,079,689	315,973,177
Phibro Animal Health Corp. Class A	37,189	902,577
Prestige Brands Holdings, Inc. (a)	76,873	3,699,897
Relypsa, Inc. (a)(b)	44,517	1,424,099
Repros Therapeutics, Inc. (a)(b)	24,715	50,171
Revance Therapeutics, Inc. (a)(b)	27,269	383,129
SciClone Pharmaceuticals, Inc. (a)(b)	64,805	652,586
SCYNEXIS, Inc. (a)	16,272	47,026
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	435,945
Supernus Pharmaceuticals, Inc. (a)	53,194	1,137,288
Teligent, Inc. (a)(b)	56,579	419,816
Tetraphase Pharmaceuticals, Inc. (a)	45,007	171,027
The Medicines Company (a)(b)	108,903	4,265,731
TherapeuticsMD, Inc. (a)(b)	221,904	1,526,700
Theravance Biopharma, Inc. (a)(b)	49,879	1,414,568
Titan Pharmaceuticals, Inc. (a)(b)	11,285	63,422
VIVUS, Inc. (a)(b)	157,068	166,492
WAVE Life Sciences (a)	10,484	261,471
Zoetis, Inc. Class A	688,172	35,165,589
Zogenix, Inc. (a)	27,884	243,148
		1,632,838,408

TOTAL HEALTH CARE		4,865,363,723

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,278,588
Aerojet Rocketdyne Holdings, Inc. (a)(b)	117,365	2,109,049
AeroVironment, Inc. (a)	33,858	837,647
American Science & Engineering, Inc.	13,204	485,907
Arotech Corp. (a)	32,173	90,728
Astronics Corp. (a)	34,623	1,551,457
Astrotech Corp. (a)(b)	8,707	15,324
BE Aerospace, Inc.	148,977	7,530,787
BWX Technologies, Inc.	154,841	6,009,379
CPI Aerostructures, Inc. (a)(b)	3,805	23,781
Cubic Corp.	40,394	1,891,247
Curtiss-Wright Corp.	69,241	6,224,766
DigitalGlobe, Inc. (a)	93,900	2,543,751
Ducommun, Inc. (a)	15,643	371,365
Engility Holdings, Inc. (a)	28,046	841,380
Erickson Air-Crane, Inc. (a)(b)	6,239	2,808
Esterline Technologies Corp. (a)	42,180	3,245,751
General Dynamics Corp.	431,259	65,646,245
HEICO Corp. (b)	38,297	2,602,664
HEICO Corp. Class A	50,828	2,891,097
Hexcel Corp.	145,666	6,533,120
Honeywell International, Inc.	1,139,763	133,021,740
Huntington Ingalls Industries, Inc.	70,267	11,606,000
Innovative Solutions & Support, Inc. (a)	21,878	66,290
KEYW Holding Corp. (a)(b)	59,019	588,419
KLX, Inc. (a)	87,459	3,265,719
Kratos Defense & Security Solutions, Inc. (a)(b)	62,727	437,834
L-3 Communications Holdings, Inc.	115,635	17,208,801
LMI Aerospace, Inc.(a)	6,877	52,403
Lockheed Martin Corp.	388,159	94,310,992
Mercury Systems, Inc. (a)	62,464	1,416,684
Micronet Enertec Technologies, Inc. (a)	3,018	5,040
Moog, Inc. Class A (a)	52,323	3,086,534
National Presto Industries, Inc. (b)	7,356	641,885
Northrop Grumman Corp.	269,905	57,238,753
Orbital ATK, Inc.	86,159	6,498,973
Raytheon Co.	443,705	62,176,382
Rockwell Collins, Inc.	192,800	16,135,432
SIFCO Industries, Inc. (a)	891	5,836
Sparton Corp. (a)	13,384	306,627
Spirit AeroSystems Holdings, Inc. Class A (a)	183,110	8,390,100
Taser International, Inc. (a)(b)	77,070	2,087,056
Teledyne Technologies, Inc. (a)	51,475	5,515,032
Textron, Inc.	404,201	16,511,611
The Boeing Co.	898,700	116,336,715
TransDigm Group, Inc. (a)(b)	78,538	22,398,252
Triumph Group, Inc.	72,958	2,324,442
United Technologies Corp.	1,162,595	123,734,986
Vectrus, Inc. (a)	13,322	449,484
		818,544,863
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,569,618
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,348,628
C.H. Robinson Worldwide, Inc.	212,445	14,747,932
Echo Global Logistics, Inc. (a)	37,411	965,204
Expeditors International of Washington, Inc.	275,514	13,954,784
FedEx Corp.	373,554	61,610,261
Forward Air Corp.	48,035	2,213,453
Hub Group, Inc. Class A (a)	55,422	2,258,447
Park-Ohio Holdings Corp.	11,143	410,954
Radiant Logistics, Inc. (a)	31,086	90,771
United Parcel Service, Inc. Class B	1,029,889	112,484,477
XPO Logistics, Inc. (a)(b)	136,750	4,895,650
		216,550,179
Airlines - 0.5%
Alaska Air Group, Inc.	189,372	12,788,291
Allegiant Travel Co.	19,910	2,752,358
American Airlines Group, Inc.	790,551	28,697,001
Delta Air Lines, Inc.	1,149,570	42,246,698
Hawaiian Holdings, Inc. (a)	71,807	3,373,493
JetBlue Airways Corp. (a)	479,978	7,655,649
SkyWest, Inc.	82,741	2,335,778
Southwest Airlines Co.	953,323	35,158,552
Spirit Airlines, Inc. (a)	109,342	4,372,587
United Continental Holdings, Inc. (a)	497,458	25,076,858
Virgin America, Inc. (a)(b)	27,895	1,553,473
		166,010,738
Building Products - 0.3%
A.O. Smith Corp.	110,435	10,654,769
AAON, Inc.	75,766	2,144,178
Advanced Drain Systems, Inc. Del	62,250	1,439,843
Allegion PLC	141,141	10,052,062
American Woodmark Corp. (a)	18,194	1,582,878
Apogee Enterprises, Inc.	39,034	1,889,246
Armstrong World Industries, Inc. (a)	73,029	3,174,571
Builders FirstSource, Inc. (a)	137,868	1,894,306
Continental Building Products, Inc. (a)	69,835	1,551,035
CSW Industrials, Inc. (a)	25,190	813,133
Fortune Brands Home & Security, Inc.	225,617	14,340,217
GCP Applied Technologies, Inc. (a)	109,462	3,202,858
Gibraltar Industries, Inc. (a)	56,316	2,149,019
Griffon Corp.	59,127	1,012,254
Insteel Industries, Inc.	29,073	968,131
Lennox International, Inc.	54,461	8,772,033
Masco Corp.	492,746	17,482,628
Masonite International Corp. (a)	44,182	2,948,265
NCI Building Systems, Inc. (a)	58,589	887,037
Nortek, Inc. (a)(b)	17,394	1,495,884
Owens Corning	172,639	9,481,334
Patrick Industries, Inc. (a)	27,897	1,786,245
PGT, Inc. (a)	69,278	825,101
Ply Gem Holdings, Inc. (a)(b)	26,171	365,609
Quanex Building Products Corp.	44,676	863,587
Simpson Manufacturing Co. Ltd.	63,559	2,788,969
Trex Co., Inc. (a)	46,832	2,900,774
Universal Forest Products, Inc.	31,925	3,484,614
USG Corp. (a)(b)	132,977	3,647,559
		114,598,139
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	90,291	3,469,883
ACCO Brands Corp. (a)(b)	148,977	1,489,770
Aqua Metals, Inc. (a)(b)	5,239	48,408
ARC Document Solutions, Inc. (a)	46,203	156,166
Brady Corp. Class A	70,013	2,344,735
Casella Waste Systems, Inc. Class A (a)	64,851	589,496
CECO Environmental Corp.	40,679	447,062
Cenveo, Inc. (a)	13,016	85,906
Cintas Corp.	128,753	15,129,765
Clean Harbors, Inc. (a)(b)	83,549	3,993,642
Copart, Inc. (a)	164,264	8,380,749
Covanta Holding Corp.	187,190	2,787,259
Deluxe Corp. (b)	77,034	5,251,408
Ennis, Inc.	34,279	568,346
Essendant, Inc.	58,461	1,132,390
Fuel Tech, Inc. (a)	51,934	72,188
G&K Services, Inc. Class A	30,395	2,958,345
Healthcare Services Group, Inc.	110,256	4,451,035
Heritage-Crystal Clean, Inc. (a)	18,564	256,369
Herman Miller, Inc.	87,151	3,143,537
HNI Corp.	64,768	3,616,645
Hudson Technologies, Inc. (a)	56,393	364,863
Industrial Services of America, Inc. (a)(b)	1,620	2,576
InnerWorkings, Inc. (a)(b)	48,216	427,676
Interface, Inc.	108,800	1,923,584
Intersections, Inc. (a)(b)	12,865	22,900
KAR Auction Services, Inc.	202,333	8,554,639
Kimball International, Inc. Class B	40,502	504,250
Knoll, Inc.	66,282	1,753,822
Matthews International Corp. Class A	51,789	3,185,541
McGrath RentCorp.	31,203	997,560
Mobile Mini, Inc.	62,262	1,861,634
Msa Safety, Inc.	49,032	2,856,114
Multi-Color Corp.	21,263	1,421,006
NL Industries, Inc. (a)	6,707	39,571
Odyssey Marine Exploration, Inc. (a)	5,346	17,214
Performant Financial Corp. (a)	31,038	67,663
Perma-Fix Environmental Services, Inc. (a)	6,937	37,876
Pitney Bowes, Inc.	304,285	5,708,387
Quad/Graphics, Inc.	35,149	952,186
Quest Resource Holding Corp. (a)	2,977	6,222
R.R. Donnelley & Sons Co.	292,033	4,993,764
Republic Services, Inc.	353,585	17,863,114
Rollins, Inc.	163,488	4,659,408
SP Plus Corp. (a)(b)	26,102	652,550
Steelcase, Inc. Class A	122,865	1,835,603
Stericycle, Inc. (a)(b)	125,436	10,784,987
Team, Inc. (a)(b)	43,316	1,376,149
Tetra Tech, Inc.	81,994	2,894,388
The Brink's Co.	75,766	2,765,459
TRC Companies, Inc. (a)	33,064	251,948
Tyco International Ltd.	634,430	27,711,902
U.S. Ecology, Inc.	34,516	1,548,388
UniFirst Corp.	21,730	2,789,915
Viad Corp.	28,239	1,009,827
Virco Manufacturing Co. (a)	2,682	11,157
VSE Corp.	10,794	355,231
Waste Management, Inc.	621,710	39,752,137
West Corp.	75,610	1,771,542
		214,105,857
Construction & Engineering - 0.2%
AECOM (a)	256,215	7,899,108
Aegion Corp. (a)	54,146	1,002,784
Ameresco, Inc. Class A (a)	38,199	182,591
Argan, Inc.	18,225	871,337
Chicago Bridge & Iron Co. NV	139,767	4,162,261
Comfort Systems U.S.A., Inc.	53,460	1,517,729
Dycom Industries, Inc. (a)(b)	47,219	3,830,405
EMCOR Group, Inc.	92,010	5,268,493
Fluor Corp.	201,037	10,433,820
Goldfield Corp.	41,171	122,278
Granite Construction, Inc.	70,943	3,405,264
Great Lakes Dredge & Dock Corp. (a)	77,922	300,779
HC2 Holdings, Inc. (b)	34,987	167,588
Ies Holdings, Inc. (a)	16,326	270,522
Jacobs Engineering Group, Inc. (a)	187,432	9,875,792
KBR, Inc.	213,027	3,127,236
Layne Christensen Co. (a)(b)	24,456	219,859
MasTec, Inc. (a)	97,987	2,885,717
MYR Group, Inc. (a)	33,116	960,364
Northwest Pipe Co. (a)	12,188	143,209
NV5 Holdings, Inc. (a)	11,806	360,909
Orion Group Holdings, Inc. (a)	33,745	201,120
Primoris Services Corp.	58,483	1,124,043
Quanta Services, Inc. (a)	227,929	5,864,613
Sterling Construction Co., Inc. (a)	31,847	205,413
Tutor Perini Corp. (a)	59,902	1,389,127
Valmont Industries, Inc.	34,086	4,447,200
		70,239,561
Electrical Equipment - 0.7%
Active Power, Inc. (a)	10,523	3,662
Acuity Brands, Inc.	65,154	17,925,168
Allied Motion Technologies, Inc.	7,712	173,751
American Superconductor Corp. (a)(b)	20,903	147,993
AMETEK, Inc.	366,314	17,857,808
AZZ, Inc.	39,890	2,649,893
Babcock & Wilcox Enterprises, Inc. (a)	92,914	1,519,144
Broadwind Energy, Inc. (a)	15,938	76,343
Capstone Turbine Corp. (a)(b)	40,707	69,609
Eaton Corp. PLC	686,478	45,678,246
Emerson Electric Co.	968,778	51,035,225
Encore Wire Corp.	29,513	1,142,743
Energous Corp. (a)(b)	25,329	455,922
Energy Focus, Inc. (a)(b)	8,003	31,212
EnerSys	67,312	4,737,419
Enphase Energy, Inc. (a)(b)	30,890	56,220
Espey Manufacturing & Electronics Corp.	2,015	52,995
Fortive Corp.	452,777	23,847,765
FuelCell Energy, Inc. (a)(b)	48,863	252,133
Generac Holdings, Inc. (a)	99,534	3,712,618
General Cable Corp.	78,815	1,271,286
Hubbell, Inc. Class B	78,881	8,543,601
LSI Industries, Inc.	35,290	357,488
Ocean Power Technologies, Inc. (a)	1,104	8,898
Orion Energy Systems, Inc. (a)	20,733	27,160
Plug Power, Inc. (a)(b)	250,992	389,038
Powell Industries, Inc.	13,455	534,836
Power Solutions International, Inc. (a)(b)	4,960	57,734
Preformed Line Products Co.	1,961	86,009
Real Goods Solar, Inc. (a)	103	722
Regal Beloit Corp.	65,485	4,016,195
Revolution Lighting Technologies, Inc. (a)	3,869	24,297
Rockwell Automation, Inc.	191,832	22,239,084
Sensata Technologies Holding BV (a)(b)	262,780	10,006,662
SolarCity Corp. (a)(b)	88,091	1,819,960
Sunrun, Inc. (a)(b)	31,502	191,532
Thermon Group Holdings, Inc. (a)(b)	52,027	979,668
Ultralife Corp. (a)	13,410	56,993
Vicor Corp. (a)	18,023	196,631
		222,233,663
Industrial Conglomerates - 1.8%
3M Co.	905,123	162,234,247
Carlisle Companies, Inc.	94,759	9,936,429
General Electric Co.	13,747,983	429,486,989
ITT, Inc.	140,185	5,071,893
Raven Industries, Inc.	54,733	1,343,148
Roper Technologies, Inc.	150,847	26,782,885
		634,855,591
Machinery - 1.7%
Accuride Corp. (a)	79,004	133,517
Actuant Corp. Class A (b)	91,777	2,187,046
AGCO Corp.	111,076	5,391,629
Alamo Group, Inc.	17,898	1,160,148
Albany International Corp. Class A	47,080	1,992,896
Allison Transmission Holdings, Inc.	252,235	6,996,999
Altra Industrial Motion Corp.	32,780	924,396
American Railcar Industries, Inc. (b)	11,797	489,104
ARC Group Worldwide, Inc. (a)	1,450	3,495
Astec Industries, Inc.	28,918	1,700,089
Barnes Group, Inc.	79,881	3,302,281
Blue Bird Corp. (a)(b)	4,122	59,728
Briggs & Stratton Corp.	65,668	1,248,349
Caterpillar, Inc. (b)	873,375	71,573,081
Chart Industries, Inc. (a)	41,574	1,252,209
CIRCOR International, Inc.	26,680	1,575,721
CLARCOR, Inc.	71,056	4,652,036
Colfax Corp. (a)(b)	150,605	4,469,956
Columbus McKinnon Corp. (NY Shares)	26,972	473,628
Commercial Vehicle Group, Inc. (a)	77,079	415,456
Crane Co.	79,696	5,126,047
Cummins, Inc.	235,172	29,539,955
Deere & Co. (b)	448,591	37,928,369
Donaldson Co., Inc.	189,419	7,112,683
Douglas Dynamics, Inc.	38,692	1,241,239
Dover Corp.	230,363	16,701,318
Dynamic Materials Corp.	17,783	195,613
Eastern Co.	2,354	45,197
Energy Recovery, Inc. (a)(b)	81,715	987,117
EnPro Industries, Inc.	33,499	1,805,596
ESCO Technologies, Inc.	41,567	1,875,503
ExOne Co. (a)(b)	13,829	186,277
Federal Signal Corp.	91,334	1,197,389
Flowserve Corp.	199,623	9,655,765
Franklin Electric Co., Inc.	55,804	2,134,503
FreightCar America, Inc.	19,411	279,518
Gencor Industries, Inc. (a)	2,773	31,751
Global Brass & Copper Holdings, Inc.	28,348	795,728
Gorman-Rupp Co.	28,251	767,297
Graco, Inc.	80,230	5,910,544
Graham Corp.	12,124	231,690
Greenbrier Companies, Inc. (b)	36,200	1,226,818
Hardinge, Inc.	14,874	157,218
Harsco Corp.	115,711	1,151,324
Hillenbrand, Inc.	98,419	3,164,171
Hurco Companies, Inc.	6,325	170,838
Hyster-Yale Materials Handling Class A	13,602	703,631
IDEX Corp.	119,973	11,210,277
Illinois Tool Works, Inc.	478,756	56,900,151
Ingersoll-Rand PLC	378,370	25,725,376
Jason Industries, Inc. (a)	13,118	25,842
John Bean Technologies Corp.	44,268	3,040,326
Joy Global, Inc. (b)	145,920	3,980,698
Kadant, Inc.	18,429	988,532
Kennametal, Inc.	111,452	3,116,198
L.B. Foster Co. Class A	13,680	164,297
Lincoln Electric Holdings, Inc.	100,440	6,383,966
Lindsay Corp. (b)	16,477	1,185,685
Lydall, Inc. (a)	25,587	1,229,199
Manitex International, Inc. (a)(b)	11,053	70,297
Manitowoc Co., Inc.	189,624	929,158
Meritor, Inc. (a)	154,933	1,727,503
Middleby Corp. (a)	86,920	11,138,798
Milacron Holdings Corp. (a)(b)	38,207	659,835
Miller Industries, Inc.	16,197	358,116
Mueller Industries, Inc.	98,286	3,396,764
Mueller Water Products, Inc. Class A	251,619	3,042,074
Navistar International Corp. (a)(b)	92,998	1,305,692
NN, Inc.	43,595	773,811
Nordson Corp.	80,125	7,910,741
Omega Flex, Inc.	2,487	95,227
Oshkosh Corp.	109,859	5,924,696
PACCAR, Inc.	520,802	31,164,792
Parker Hannifin Corp.	196,361	24,060,113
Pentair PLC	265,866	17,028,717
Proto Labs, Inc. (a)(b)	35,282	1,930,631
RBC Bearings, Inc. (a)	37,926	2,999,567
Rexnord Corp. (a)	146,634	3,242,078
Snap-On, Inc.	86,532	13,264,490
SPX Corp. (a)	68,191	1,291,538
SPX Flow, Inc. (a)	61,914	1,820,891
Standex International Corp.	19,288	1,623,857
Stanley Black & Decker, Inc.	222,698	27,558,878
Sun Hydraulics Corp.	38,275	1,179,636
Supreme Industries, Inc. Class A	19,310	332,904
Tennant Co.	26,322	1,703,823
Terex Corp.	163,819	3,977,525
The L.S. Starrett Co. Class A	4,836	54,066
Timken Co.	94,778	3,210,131
Titan International, Inc.	65,675	603,553
Toro Co.	80,806	7,850,303
TriMas Corp. (a)	65,821	1,262,447
Trinity Industries, Inc.	223,443	5,456,478
Twin Disc, Inc.	8,286	107,635
Wabash National Corp. (a)	85,329	1,190,340
WABCO Holdings, Inc. (a)	75,595	8,070,522
Wabtec Corp.	140,811	10,787,531
Watts Water Technologies, Inc. Class A	38,674	2,490,606
Woodward, Inc.	78,842	4,944,970
Xerium Technologies, Inc. (a)	10,544	85,196
Xylem, Inc.	255,408	12,990,051
		583,891,391
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	866	3,958
Kirby Corp. (a)	77,958	4,061,612
Matson, Inc.	62,860	2,425,767
		6,491,337
Professional Services - 0.4%
Acacia Research Corp.	61,592	368,320
Advisory Board Co. (a)	65,302	2,752,479
Barrett Business Services, Inc.	8,858	413,314
CBIZ, Inc. (a)	68,823	778,388
CDI Corp.	12,621	71,940
CEB, Inc.	51,077	3,074,835
CRA International, Inc. (a)	15,589	422,774
Dun & Bradstreet Corp.	59,374	8,172,831
Equifax, Inc.	175,070	23,091,733
Exponent, Inc.	41,824	2,109,184
Franklin Covey Co. (a)	14,201	230,624
FTI Consulting, Inc. (a)	87,714	3,884,853
GP Strategies Corp. (a)	22,618	540,570
Heidrick & Struggles International, Inc.	22,259	416,021
Hill International, Inc. (a)	43,555	190,771
Hudson Global, Inc.	13,947	23,849
Huron Consulting Group, Inc. (a)	33,622	2,113,479
ICF International, Inc. (a)	27,674	1,158,157
IHS Markit Ltd. (a)	494,594	18,458,248
Insperity, Inc.	30,164	1,977,250
Kelly Services, Inc. Class A (non-vtg.)	46,008	879,673
Kforce, Inc.	36,597	708,152
Korn/Ferry International	83,973	2,001,916
Manpower, Inc.	102,325	7,312,145
Marathon Patent Group, Inc. (a)	8,838	25,453
Mastech Holdings, Inc. (a)	373	2,853
MISTRAS Group, Inc. (a)	23,436	550,043
Navigant Consulting, Inc. (a)	64,946	1,275,539
Nielsen Holdings PLC	536,867	28,604,274
On Assignment, Inc. (a)	75,857	2,860,567
Pendrell Corp. (a)	150,288	106,704
RCM Technologies, Inc.	9,908	55,287
Resources Connection, Inc.	51,824	782,024
Robert Half International, Inc.	189,857	7,277,219
RPX Corp. (a)	73,794	772,623
TransUnion Holding Co., Inc. (a)	102,089	3,367,916
TriNet Group, Inc. (a)	66,298	1,392,258
TrueBlue, Inc. (a)	59,701	1,304,467
Verisk Analytics, Inc. (a)	230,564	19,148,340
Volt Information Sciences, Inc. (a)	6,248	37,176
WageWorks, Inc. (a)	57,816	3,572,451
Willdan Group, Inc. (a)	10,974	191,277
		152,477,977
Road & Rail - 0.8%
AMERCO	9,461	3,251,840
ArcBest Corp.	32,932	602,985
Avis Budget Group, Inc. (a)	139,457	5,038,581
Celadon Group, Inc.	62,978	491,858
Covenant Transport Group, Inc. Class A (a)	19,818	382,091
CSX Corp.	1,433,751	40,546,478
Genesee & Wyoming, Inc. Class A (a)(b)	83,224	5,658,400
Heartland Express, Inc.	91,092	1,733,481
J.B. Hunt Transport Services, Inc.	131,274	10,421,843
Kansas City Southern	161,651	15,634,885
Knight Transportation, Inc.	89,867	2,525,263
Landstar System, Inc.	65,465	4,532,142
Marten Transport Ltd.	38,656	833,810
Norfolk Southern Corp.	442,443	41,545,398
Old Dominion Freight Lines, Inc. (a)(b)	100,394	7,141,025
P.A.M. Transportation Services, Inc. (a)	3,193	63,221
Patriot Transportation Holding, Inc. (a)	1,280	26,893
Providence & Worcester Railroad Co.	4,631	114,247
Roadrunner Transportation Systems, Inc. (a)	43,638	363,941
Ryder System, Inc.	79,284	5,194,688
Saia, Inc. (a)	39,382	1,198,394
Swift Transporation Co. (a)(b)	129,239	2,405,138
U.S.A. Truck, Inc. (a)	7,889	87,568
Union Pacific Corp.	1,257,260	120,106,048
Universal Logistics Holdings I	12,296	166,242
Werner Enterprises, Inc.	64,571	1,490,299
YRC Worldwide, Inc. (a)	47,961	555,868
		272,112,627
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	6,116
Air Lease Corp. Class A	141,086	4,145,107
Aircastle Ltd.	96,241	2,083,618
Applied Industrial Technologies, Inc.	64,348	3,057,817
Beacon Roofing Supply, Inc. (a)	86,310	3,968,534
BlueLinx Corp. (a)	2,338	20,574
BMC Stock Holdings, Inc. (a)	67,646	1,348,861
CAI International, Inc. (a)(b)	23,529	187,526
DXP Enterprises, Inc. (a)	17,105	480,479
Fastenal Co.	429,373	18,510,270
GATX Corp. (b)	60,042	2,632,842
H&E Equipment Services, Inc.	49,244	784,457
HD Supply Holdings, Inc. (a)	283,395	10,233,393
Herc Holdings, Inc. (a)	37,685	1,274,130
Houston Wire & Cable Co.	15,647	92,787
Huttig Building Products, Inc. (a)	22,831	148,402
Kaman Corp. (b)	42,373	1,902,124
Lawson Products, Inc. (a)	6,300	107,037
MRC Global, Inc. (a)	146,508	2,149,272
MSC Industrial Direct Co., Inc. Class A	71,963	5,256,178
Neff Corp. (a)	8,761	82,266
Now, Inc. (a)(b)	156,950	3,239,448
Rush Enterprises, Inc. Class A (a)(b)	52,497	1,248,379
SiteOne Landscape Supply, Inc.	17,311	661,973
Textainer Group Holdings Ltd. (b)	42,054	373,860
Titan Machinery, Inc. (a)(b)	24,582	263,273
Triton International Ltd.	53,680	817,010
United Rentals, Inc. (a)	132,239	10,884,592
Univar, Inc. (a)	109,287	2,261,148
Veritiv Corp. (a)	12,438	638,069
W.W. Grainger, Inc. (b)	83,037	19,153,314
Watsco, Inc.	40,082	5,926,525
WESCO International, Inc. (a)	60,754	3,776,469
Willis Lease Finance Corp. (a)	2,668	68,274
		107,784,124
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	111,708	8,929,938
Wesco Aircraft Holdings, Inc. (a)	94,440	1,297,606
		10,227,544

TOTAL INDUSTRIALS		3,590,123,591

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.1%
ADTRAN, Inc.	74,924	1,377,103
Aerohive Networks, Inc. (a)	31,803	210,854
Applied Optoelectronics, Inc. (a)(b)	20,243	341,095
Arista Networks, Inc. (a)(b)	53,896	4,294,433
Arris International PLC (a)	268,639	7,540,697
Aviat Networks, Inc. (a)	5,550	52,503
Bel Fuse, Inc. Class B (non-vtg.)	12,097	277,868
Black Box Corp.	16,753	233,704
Blonder Tongue Laboratories, Inc. (a)	3,352	2,008
Brocade Communications Systems, Inc.	705,467	6,335,094
CalAmp Corp. (a)(b)	50,212	732,091
Calix Networks, Inc. (a)	55,272	411,224
Ciena Corp. (a)	187,540	4,022,733
Cisco Systems, Inc.	7,519,541	236,414,369
Clearfield, Inc. (a)(b)	16,017	290,228
CommScope Holding Co., Inc. (a)	217,474	6,430,706
Communications Systems, Inc.	4,311	24,012
Comtech Telecommunications Corp.	38,555	496,974
Digi International, Inc. (a)	30,140	345,706
EchoStar Holding Corp. Class A (a)	71,842	2,784,596
EMCORE Corp.	29,659	147,109
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	627,664
F5 Networks, Inc. (a)	100,342	12,314,974
Finisar Corp. (a)	163,810	3,469,496
Harmonic, Inc. (a)(b)	107,478	466,455
Harris Corp. (b)	185,960	17,290,561
Infinera Corp. (a)(b)	199,827	1,714,516
InterDigital, Inc.	54,293	3,877,063
Ixia (a)	103,162	1,189,458
Juniper Networks, Inc.	528,981	12,208,881
KVH Industries, Inc. (a)	23,641	203,313
Lantronix, Inc. (a)	71	97
Lumentum Holdings, Inc. (a)	68,311	2,399,082
Motorola Solutions, Inc.	233,962	18,012,734
MRV Communications, Inc. (a)	6,176	76,212
NETGEAR, Inc. (a)	51,710	2,947,470
NetScout Systems, Inc. (a)	150,999	4,466,550
Novatel Wireless, Inc. (a)(b)	35,452	110,965
Oclaro, Inc. (a)(b)	126,427	996,245
Optical Cable Corp.	564	1,292
Palo Alto Networks, Inc. (a)	112,369	14,964,180
Parkervision, Inc. (a)	10,028	47,533
PC-Tel, Inc.	11,999	60,595
Plantronics, Inc.	53,885	2,729,275
Polycom, Inc. (a)	189,613	2,358,786
Relm Wireless Corp.	9,436	52,464
Resonant, Inc. (a)	2,385	13,022
ShoreTel, Inc. (a)	99,242	795,921
Sonus Networks, Inc. (a)	71,344	614,985
Tessco Technologies, Inc.	7,287	91,598
Ubiquiti Networks, Inc. (a)(b)	35,891	1,844,797
ViaSat, Inc. (a)(b)	67,464	5,062,499
Viavi Solutions, Inc. (a)	350,483	2,726,758
Westell Technologies, Inc. Class A (a)	75,979	40,269
Zhone Technologies, Inc. (a)	5,862	7,152
		386,547,969
Electronic Equipment & Components - 0.8%
Agilysys, Inc. (a)	38,149	421,546
Amphenol Corp. Class A	452,826	28,215,588
Anixter International, Inc. (a)	43,666	2,792,004
Applied DNA Sciences, Inc. (a)(b)	18,968	60,698
Arrow Electronics, Inc. (a)	131,368	8,647,955
Avnet, Inc.	192,402	8,019,315
AVX Corp.	108,189	1,486,517
Badger Meter, Inc.	40,716	2,686,849
Belden, Inc.	61,185	4,563,789
Benchmark Electronics, Inc. (a)	73,834	1,780,876
Cardtronics PLC (b)	63,110	2,834,270
CDW Corp.	221,744	9,900,870
ClearSign Combustion Corp. (a)(b)	7,019	35,376
Cognex Corp.	130,074	6,472,482
Coherent, Inc. (a)	34,968	3,677,934
Control4 Corp. (a)	17,994	198,834
Corning, Inc.	1,614,923	36,642,603
CTS Corp.	43,658	841,726
CUI Global, Inc. (a)(b)	26,608	134,370
Daktronics, Inc.	49,334	470,153
Dolby Laboratories, Inc. Class A	72,917	3,568,558
DTS, Inc.	22,593	755,962
Echelon Corp. (a)	3,219	17,994
Electro Scientific Industries, Inc. (a)	27,319	152,167
eMagin Corp. (a)	5,084	12,456
ePlus, Inc. (a)	7,158	647,871
Fabrinet (a)	43,967	1,706,799
FARO Technologies, Inc. (a)	24,409	795,733
FEI Co.	59,507	6,335,710
Fitbit, Inc. (a)(b)	87,053	1,347,580
FLIR Systems, Inc.	218,683	6,741,997
Frequency Electronics, Inc. (a)	2,550	27,999
Giga-Tronics, Inc. (a)(b)	2,579	2,682
GSI Group, Inc. (a)	36,594	618,073
I. D. Systems Inc. (a)	6,071	31,630
Identiv, Inc. (a)(b)	10,618	20,811
IEC Electronics Corp. (a)	86	421
II-VI, Inc. (a)	86,985	1,843,212
Ingram Micro, Inc. Class A	218,356	7,633,726
Insight Enterprises, Inc. (a)	53,674	1,642,424
Intellicheck Mobilisa, Inc. (a)	545	981
InvenSense, Inc. (a)	115,158	856,776
IPG Photonics Corp. (a)	53,387	4,643,601
Iteris, Inc. (a)	1,032	3,653
Itron, Inc. (a)(b)	55,882	2,661,660
Jabil Circuit, Inc.	283,724	6,012,112
KEMET Corp. (a)	51,674	176,208
KEY Tronic Corp. (a)	6,483	48,687
Keysight Technologies, Inc. (a)	267,729	8,146,993
Kimball Electronics, Inc. (a)	30,376	368,157
Knowles Corp. (a)(b)	121,584	1,690,018
LightPath Technologies, Inc. Class A (a)	376	707
Littelfuse, Inc.	32,405	4,108,954
LRAD Corp.	56,581	106,938
Luna Innovations, Inc. (a)	1,444	1,733
Maxwell Technologies, Inc. (a)(b)	38,769	196,559
Mesa Laboratories, Inc.	4,836	543,373
Methode Electronics, Inc. Class A	56,055	2,054,416
MicroVision, Inc. (a)(b)	54,813	82,220
MOCON, Inc.	2,209	36,449
MTS Systems Corp.	24,519	1,219,820
National Instruments Corp.	155,437	4,342,910
Neonode, Inc. (a)(b)	33,197	44,816
NetList, Inc. (a)(b)	104,599	215,474
OSI Systems, Inc. (a)	28,365	1,902,157
Park Electrochemical Corp.	28,127	465,221
PC Connection, Inc.	26,383	687,805
PC Mall, Inc. (a)	8,716	161,856
Perceptron, Inc. (a)	13,154	86,816
Plexus Corp. (a)	53,841	2,484,762
RadiSys Corp. (a)	34,231	168,074
Research Frontiers, Inc. (a)(b)	16,855	51,913
RF Industries Ltd.	5,778	12,654
Richardson Electronics Ltd.	23,707	167,846
Rofin-Sinar Technologies, Inc. (a)	43,262	1,384,817
Rogers Corp. (a)	27,965	1,563,523
Sanmina Corp. (a)	115,362	3,031,713
ScanSource, Inc. (a)	36,663	1,254,241
SYNNEX Corp.	43,341	4,601,514
Systemax, Inc.	10,113	81,915
TE Connectivity Ltd.	550,460	34,992,742
Tech Data Corp. (a)(b)	55,538	4,123,141
Trimble Navigation Ltd. (a)	378,493	10,370,708
TTM Technologies, Inc. (a)	106,094	1,138,389
Uni-Pixel, Inc. (a)(b)	49,445	72,684
Universal Display Corp. (a)	60,620	3,491,106
VeriFone Systems, Inc. (a)	171,272	3,401,462
Vishay Intertechnology, Inc.	208,670	2,954,767
Vishay Precision Group, Inc. (a)	9,596	146,531
Wayside Technology Group, Inc.	1,232	20,698
Wireless Telecom Group, Inc. (a)	11,200	19,040
Zebra Technologies Corp. Class A (a)(b)	75,871	5,307,935
		275,496,805
Internet Software & Services - 4.1%
2U, Inc. (a)(b)	52,685	1,861,888
Actua Corp. (a)	45,785	466,091
Akamai Technologies, Inc. (a)	262,797	14,427,555
Alarm.com Holdings, Inc. (a)(b)	11,029	302,525
Alphabet, Inc.:
Class A	440,110	347,620,884
Class C (a)	441,742	338,838,201
Amber Road, Inc. (a)(b)	6,724	70,535
Angie's List, Inc. (a)(b)	57,858	587,837
Apigee Corp. (a)	9,599	146,961
AppFolio, Inc. (a)(b)	8,223	151,468
Autobytel, Inc. (a)	9,434	154,718
Bankrate, Inc. (a)	83,183	652,155
Bazaarvoice, Inc. (a)	59,368	237,472
Benefitfocus, Inc. (a)(b)	19,976	806,831
Blucora, Inc. (a)	58,999	610,640
Box, Inc. Class A (a)(b)	65,570	900,932
Brightcove, Inc. (a)	41,182	530,836
BroadVision, Inc. (a)	490	2,906
Carbonite, Inc. (a)	17,932	250,331
Care.com, Inc. (a)	25,585	267,875
ChannelAdvisor Corp. (a)	32,537	405,086
CommerceHub, Inc.:
Series A, (a)	21,320	315,323
Series C, (a)	42,641	628,102
comScore, Inc. (a)(b)	71,703	2,212,038
Cornerstone OnDemand, Inc. (a)	71,622	3,145,638
CoStar Group, Inc. (a)	48,299	10,009,968
Cvent, Inc. (a)	33,302	1,088,309
Demand Media, Inc. (a)	19,244	106,227
Determine, Inc. (a)	552	966
DHI Group, Inc. (a)	50,678	392,248
EarthLink Holdings Corp.	136,356	868,588
eBay, Inc. (a)	1,589,587	51,121,118
eGain Communications Corp. (a)	8,558	27,129
Endurance International Group Holdings, Inc. (a)(b)	93,309	741,807
Envestnet, Inc. (a)(b)	61,275	2,420,975
Everyday Health, Inc. (a)	25,342	194,120
Facebook, Inc. Class A (a)	3,460,799	436,475,970
Five9, Inc. (a)	42,460	636,475
GlowPoint, Inc. (a)	18,770	5,443
GoDaddy, Inc. (a)(b)	65,158	2,109,816
Gogo, Inc. (a)(b)	99,521	1,217,142
GrubHub, Inc. (a)(b)	122,851	4,984,065
GTT Communications, Inc. (a)	69,697	1,479,667
Hortonworks, Inc. (a)(b)	54,660	435,640
IAC/InterActiveCorp	114,880	6,744,605
inContact, Inc. (a)	91,764	1,274,602
Instructure, Inc. (a)(b)	8,268	197,853
Internap Network Services Corp. (a)	74,985	179,214
IntraLinks Holdings, Inc. (a)	59,055	563,385
Inuvo, Inc. (a)	9,640	12,050
iPass, Inc. (a)	33,662	53,859
j2 Global, Inc.	73,457	5,007,564
Limelight Networks, Inc. (a)	69,339	123,423
LinkedIn Corp. Class A (a)	175,884	33,901,641
Liquidity Services, Inc. (a)	37,923	379,230
LivePerson, Inc. (a)	74,160	577,706
LogMeIn, Inc. (a)(b)	38,302	3,198,217
Marchex, Inc. Class B (a)	28,685	79,171
Marin Software, Inc. (a)(b)	9,976	25,239
Match Group, Inc. (a)(b)	75,025	1,214,655
MaxPoint Interactive, Inc. (a)	1,466	13,033
MeetMe, Inc. (a)	68,420	394,099
MINDBODY, Inc. (a)	10,435	181,047
Monster Worldwide, Inc. (a)	123,910	453,511
New Relic, Inc. (a)(b)	49,737	1,825,348
NIC, Inc.	90,389	2,077,139
NumereX Corp. Class A (a)(b)	13,747	102,965
Pandora Media, Inc. (a)(b)	384,697	5,385,758
Q2 Holdings, Inc. (a)	30,085	852,007
QuinStreet, Inc. (a)	38,666	118,318
Qumu Corp. (a)	6,017	15,945
Quotient Technology, Inc. (a)(b)	132,658	1,719,248
Rackspace Hosting, Inc. (a)(b)	163,329	5,136,697
RealNetworks, Inc. (a)	28,670	137,329
Reis, Inc.	8,134	158,613
RetailMeNot, Inc. (a)	84,786	958,930
Rightside Group Ltd. (a)(b)	8,535	80,485
Rocket Fuel, Inc. (a)(b)	19,674	59,022
SecureWorks Corp.	18,872	267,982
Shutterstock, Inc. (a)(b)	26,399	1,530,614
Spark Networks, Inc. (a)	16,620	32,243
SPS Commerce, Inc. (a)	23,567	1,538,454
Stamps.com, Inc. (a)(b)	24,049	2,326,019
Support.com, Inc. (a)	117,655	100,007
Synacor, Inc. (a)(b)	20,037	56,504
TechTarget, Inc. (a)	17,780	143,307
Travelzoo, Inc. (a)	5,383	67,718
Tremor Video, Inc. (a)	17,986	30,396
TrueCar, Inc. (a)(b)	81,085	782,470
Twitter, Inc. (a)(b)	914,113	17,560,111
Unwired Planet, Inc. (a)	8,360	39,710
VeriSign, Inc. (a)(b)	150,219	11,183,805
Web.com Group, Inc. (a)(b)	88,964	1,553,311
WebMD Health Corp. (a)(b)	56,800	2,929,176
Xactly Corp. (a)	8,942	124,562
XO Group, Inc. (a)	29,832	556,068
Yahoo!, Inc. (a)	1,304,901	55,784,518
Yelp, Inc. (a)	81,472	3,135,043
YuMe, Inc. (a)(b)	6,211	20,621
Zillow Group, Inc.:
Class A (a)(b)	60,583	2,049,523
Class C (a)(b)	162,969	5,516,501
		1,410,441,072
IT Services - 3.6%
Accenture PLC Class A	930,899	107,053,385
Acxiom Corp. (a)	121,915	3,168,571
Alliance Data Systems Corp. (a)	90,079	18,428,362
Amdocs Ltd.	233,588	14,043,311
Automatic Data Processing, Inc.	681,224	61,180,727
Black Knight Financial Services, Inc. Class A (a)(b)	43,729	1,706,306
Blackhawk Network Holdings, Inc. (a)	82,570	2,828,023
Booz Allen Hamilton Holding Corp. Class A	186,399	5,659,074
Broadridge Financial Solutions, Inc.	182,531	12,649,398
CACI International, Inc. Class A (a)	38,453	3,820,690
Cartesian, Inc. (a)	206	162
Cass Information Systems, Inc.	15,060	862,185
Ciber, Inc. (a)	66,135	80,023
Cognizant Technology Solutions Corp. Class A (a)	904,027	51,927,311
Computer Sciences Corp.	207,109	9,742,407
Computer Task Group, Inc.	11,646	54,969
Convergys Corp.	146,983	4,384,503
CoreLogic, Inc. (a)	133,765	5,487,040
CSG Systems International, Inc.	47,456	2,074,776
CSP, Inc.	3,696	33,486
CSRA, Inc.	200,870	5,100,089
Datalink Corp. (a)	21,583	210,218
DST Systems, Inc.	49,565	6,022,643
Edgewater Technology, Inc. (a)	2,875	25,530
EPAM Systems, Inc. (a)	62,806	4,283,997
Euronet Worldwide, Inc. (a)	78,916	6,124,671
Everi Holdings, Inc. (a)	85,750	180,933
EVERTEC, Inc.	87,336	1,489,952
ExlService Holdings, Inc. (a)	51,941	2,658,340
Fidelity National Information Services, Inc.	413,764	32,823,898
First Data Corp. Class A (a)	279,547	3,891,294
Fiserv, Inc. (a)	333,015	34,317,196
FleetCor Technologies, Inc. (a)	116,113	19,065,755
Forrester Research, Inc.	17,100	700,758
Gartner, Inc. Class A (a)	125,471	11,417,861
Genpact Ltd. (a)	232,461	5,500,027
Global Payments, Inc.	226,037	17,167,510
Hackett Group, Inc.	31,811	520,110
IBM Corp.	1,319,715	209,676,319
Information Services Group, Inc. (a)	18,000	68,400
Innodata, Inc. (a)	14,010	32,223
Jack Henry & Associates, Inc.	125,525	10,954,567
Leidos Holdings, Inc.	212,446	8,606,187
Lionbridge Technologies, Inc. (a)	69,212	337,062
ManTech International Corp. Class A	37,723	1,510,429
MasterCard, Inc. Class A	1,456,025	140,695,696
Mattersight Corp. (a)(b)	9,437	36,710
Maximus, Inc.	93,721	5,512,669
ModusLink Global Solutions, Inc. (a)(b)	31,030	44,683
MoneyGram International, Inc. (a)	66,937	486,632
NCI, Inc. Class A	12,261	147,868
Neustar, Inc. Class A (a)(b)	75,999	1,931,135
Paychex, Inc.	474,595	28,793,679
PayPal Holdings, Inc. (a)	1,656,280	61,530,802
Perficient, Inc. (a)	51,600	1,030,452
PFSweb, Inc. (a)	22,457	216,710
Planet Payment, Inc. (a)	40,113	144,006
PRG-Schultz International, Inc. (a)	36,569	176,263
Sabre Corp.	302,778	8,523,201
Science Applications International Corp.	65,723	4,193,785
ServiceSource International, Inc. (a)(b)	93,929	475,281
Square, Inc. (a)(b)	44,824	546,405
StarTek, Inc. (a)	2,150	12,083
Sykes Enterprises, Inc. (a)	63,873	1,867,008
Syntel, Inc. (a)	56,060	2,588,290
Teletech Holdings, Inc.	29,721	842,590
Teradata Corp. (a)(b)	194,061	6,157,556
The Western Union Co. (b)	738,846	15,899,966
Total System Services, Inc.	249,380	12,281,965
Travelport Worldwide Ltd.	183,293	2,516,613
Unisys Corp. (a)(b)	68,286	689,689
Vantiv, Inc. (a)	230,594	12,392,122
Virtusa Corp. (a)	42,025	1,102,316
Visa, Inc. Class A	2,849,815	230,550,034
WEX, Inc. (a)	57,655	5,725,718
WidePoint Corp. (a)	71,654	33,849
Xerox Corp.	1,419,246	13,979,573
		1,248,996,027
Semiconductors & Semiconductor Equipment - 2.7%
Acacia Communications, Inc.	11,908	1,329,528
Advanced Energy Industries, Inc. (a)	54,545	2,397,253
Advanced Micro Devices, Inc. (a)(b)	951,578	7,041,677
AEHR Test Systems (a)	3,126	7,502
Alpha & Omega Semiconductor Ltd. (a)	24,379	513,666
Amkor Technology, Inc. (a)	161,169	1,466,638
Amtech Systems, Inc. (a)	13,719	73,259
Analog Devices, Inc.	456,895	28,583,351
Applied Materials, Inc.	1,651,243	49,273,091
Applied Micro Circuits Corp. (a)	132,476	924,682
Axcelis Technologies, Inc. (a)	38,126	447,218
AXT, Inc. (a)	31,515	134,569
Brooks Automation, Inc.	103,049	1,299,448
Cabot Microelectronics Corp.	37,906	1,884,686
Cavium, Inc. (a)	99,129	5,519,503
Ceva, Inc. (a)	30,366	955,922
Cirrus Logic, Inc. (a)	90,516	4,593,687
Cohu, Inc.	35,195	382,570
Cree, Inc. (a)(b)	147,267	3,535,881
CVD Equipment Corp. (a)	24,298	210,907
CyberOptics Corp. (a)	9,251	186,963
Cypress Semiconductor Corp. (b)	466,545	5,565,882
Diodes, Inc. (a)	57,239	1,178,551
DSP Group, Inc. (a)	34,788	401,454
Entegris, Inc. (a)	228,544	3,894,390
Exar Corp. (a)	64,569	587,578
Fairchild Semiconductor International, Inc. (a)	176,025	3,502,898
First Solar, Inc. (a)(b)	112,749	4,264,167
FormFactor, Inc. (a)	107,124	1,108,733
GigOptix, Inc. (a)	62,672	117,823
GSI Technology, Inc. (a)	18,344	89,702
Inphi Corp. (a)	50,934	2,193,727
Integrated Device Technology, Inc. (a)	204,802	4,114,472
Intel Corp.	7,069,458	253,722,848
Intermolecular, Inc. (a)	6,975	8,161
Intersil Corp. Class A	213,161	4,207,798
Intest Corp. (a)	2,175	8,135
IXYS Corp.	38,644	449,043
KLA-Tencor Corp.	236,209	16,359,835
Kopin Corp. (a)	69,745	150,649
Kulicke & Soffa Industries, Inc. (a)	102,964	1,259,250
Lam Research Corp. (b)	240,618	22,454,472
Lattice Semiconductor Corp. (a)(b)	185,835	1,142,885
Linear Technology Corp.	356,675	20,772,752
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	28,341	1,167,649
Marvell Technology Group Ltd.	701,348	8,696,715
Maxim Integrated Products, Inc.	432,119	17,595,886
MaxLinear, Inc. Class A (a)	86,669	1,661,445
Microchip Technology, Inc. (b)	321,838	19,924,991
Micron Technology, Inc. (a)	1,545,519	25,485,608
Microsemi Corp. (a)	174,053	6,955,158
MKS Instruments, Inc.	79,982	3,898,323
Monolithic Power Systems, Inc.	55,587	4,264,635
MoSys, Inc. (a)	60,423	42,900
Nanometrics, Inc. (a)	33,055	672,339
NeoPhotonics Corp. (a)	34,278	511,771
NVE Corp.	6,988	405,653
NVIDIA Corp.	756,278	46,390,093
ON Semiconductor Corp. (a)	595,275	6,428,970
PDF Solutions, Inc. (a)	38,716	648,493
Photronics, Inc. (a)	101,617	971,459
Pixelworks, Inc. (a)(b)	22,798	62,467
Power Integrations, Inc.	43,266	2,526,734
Qorvo, Inc. (a)(b)	192,182	11,037,012
Qualcomm, Inc.	2,202,792	138,930,091
QuickLogic Corp. (a)	61,486	51,033
Rambus, Inc. (a)(b)	170,226	2,352,523
Rubicon Technology, Inc. (a)(b)	25,049	15,287
Rudolph Technologies, Inc. (a)(b)	38,164	669,397
Semtech Corp. (a)	87,042	2,315,317
Sigma Designs, Inc. (a)	51,095	383,723
Silicon Laboratories, Inc. (a)	57,784	3,311,023
Skyworks Solutions, Inc. (b)	282,889	21,177,071
SolarEdge Technologies, Inc. (a)(b)	13,325	226,792
SunEdison Semiconductor Ltd. (a)	98,050	1,126,595
SunPower Corp. (a)(b)	76,953	766,452
Sunworks, Inc. (a)	12,722	36,639
Synaptics, Inc. (a)(b)	56,125	3,197,441
Teradyne, Inc.	294,988	6,212,447
Tessera Technologies, Inc.	79,771	2,675,519
Texas Instruments, Inc.	1,502,144	104,459,094
Ultra Clean Holdings, Inc. (a)	39,254	285,377
Ultratech, Inc. (a)	41,332	1,033,713
Veeco Instruments, Inc. (a)	64,085	1,260,552
Xcerra Corp. (a)	72,566	425,237
Xilinx, Inc.	377,290	20,452,891
		929,029,721
Software - 4.3%
8x8, Inc. (a)	139,704	1,853,872
A10 Networks, Inc. (a)	50,522	497,642
ACI Worldwide, Inc. (a)	177,587	3,391,912
Activision Blizzard, Inc.	763,654	31,592,366
Adobe Systems, Inc. (a)	750,584	76,792,249
American Software, Inc. Class A	20,535	213,769
ANSYS, Inc. (a)	133,369	12,682,058
Aspen Technology, Inc. (a)	119,658	5,439,653
Autodesk, Inc. (a)	327,758	22,090,889
Barracuda Networks, Inc. (a)	28,720	666,304
Blackbaud, Inc.	77,240	5,203,659
Bottomline Technologies, Inc. (a)	62,280	1,438,045
BroadSoft, Inc. (a)	46,995	2,148,141
BSQUARE Corp. (a)	11,182	55,910
CA Technologies, Inc.	430,002	14,581,368
Cadence Design Systems, Inc. (a)	443,027	11,270,607
Callidus Software, Inc. (a)	76,895	1,485,611
CDK Global, Inc.	240,461	13,941,929
Citrix Systems, Inc. (a)	227,000	19,794,400
CommVault Systems, Inc. (a)	75,089	3,870,087
Covisint Corp. (a)	39,763	88,274
Datawatch Corp. (a)(b)	9,730	67,429
Digimarc Corp. (a)(b)	12,143	438,605
Digital Turbine, Inc. (a)(b)	41,910	58,255
Document Security Systems, Inc. (a)	4,956	3,717
Ebix, Inc.	35,461	2,021,277
Electronic Arts, Inc. (a)	451,553	36,679,650
Ellie Mae, Inc. (a)	49,242	4,819,315
EnerNOC, Inc. (a)(b)	34,204	195,305
EPIQ Systems, Inc.	43,230	709,837
Evolving Systems, Inc.	4,973	20,389
Exa Corp. (a)	15,758	250,237
Fair Isaac Corp.	46,441	5,941,662
FalconStor Software, Inc. (a)	37,427	38,550
FireEye, Inc. (a)(b)	218,761	3,141,408
Form Holdings Corp. (a)	9,862	20,217
Fortinet, Inc. (a)	211,222	7,633,563
Gigamon, Inc. (a)	44,099	1,949,176
Glu Mobile, Inc. (a)(b)	173,754	408,322
GSE Systems, Inc. (a)	388	1,017
Guidance Software, Inc. (a)(b)	26,710	158,925
Guidewire Software, Inc. (a)(b)	116,451	7,165,230
HubSpot, Inc. (a)	18,580	1,035,649
Imperva, Inc. (a)	39,060	1,758,091
Infoblox, Inc. (a)	81,785	1,755,106
Interactive Intelligence Group, Inc. (a)(b)	26,096	1,561,846
Intuit, Inc.	377,537	42,076,499
Jive Software, Inc. (a)	60,361	254,723
Majesco Entertainment Co.	475	1,810
Manhattan Associates, Inc. (a)	113,356	6,860,305
Mentor Graphics Corp.	140,666	3,377,391
Microsoft Corp.	11,770,243	676,318,163
MicroStrategy, Inc. Class A (a)	13,884	2,315,712
Mitek Systems, Inc. (a)(b)	45,058	350,101
MobileIron, Inc. (a)	34,473	103,764
Model N, Inc. (a)	14,428	154,668
Monotype Imaging Holdings, Inc.	56,070	1,183,077
NetSol Technologies, Inc. (a)	10,165	61,092
NetSuite, Inc. (a)(b)	56,861	6,192,163
Nuance Communications, Inc. (a)	363,825	5,304,569
Oracle Corp.	4,655,135	191,884,665
Parametric Technology Corp. (a)	172,121	7,344,403
Park City Group, Inc. (a)(b)	12,676	122,830
Paycom Software, Inc. (a)(b)	57,762	2,965,501
Paylocity Holding Corp. (a)(b)	27,303	1,229,454
Pegasystems, Inc.	51,980	1,338,485
Progress Software Corp. (a)	78,882	2,288,367
Proofpoint, Inc. (a)(b)	66,377	5,107,710
PROS Holdings, Inc. (a)	40,708	801,133
QAD, Inc.:
Class A	10,065	233,206
Class B	4,298	81,877
Qualys, Inc. (a)	36,106	1,242,046
Rapid7, Inc. (a)	8,527	153,230
RealPage, Inc. (a)(b)	75,910	1,953,923
Red Hat, Inc. (a)	265,737	19,393,486
RingCentral, Inc. (a)	121,819	2,673,927
Rosetta Stone, Inc. (a)	15,141	133,846
Rovi Corp. (a)	119,303	2,442,132
Salesforce.com, Inc. (a)	949,554	75,413,579
SeaChange International, Inc. (a)	36,866	107,649
ServiceNow, Inc. (a)	231,200	16,801,304
Silver Spring Networks, Inc. (a)	47,301	645,659
Smith Micro Software, Inc. (a)	10,363	24,975
Sonic Foundry, Inc. (a)	155	938
Splunk, Inc. (a)(b)	198,881	11,582,829
SS&C Technologies Holdings, Inc.	235,504	7,759,857
Symantec Corp.	964,184	23,265,760
Synchronoss Technologies, Inc. (a)(b)	58,085	2,425,049
Synopsys, Inc. (a)	236,722	14,035,247
Tableau Software, Inc. (a)	81,490	4,728,865
Take-Two Interactive Software, Inc. (a)(b)	118,971	5,171,669
Tangoe, Inc. (a)	45,871	426,142
TeleNav, Inc. (a)	29,532	172,172
The Rubicon Project, Inc. (a)	36,843	313,166
TiVo, Inc. (a)	142,500	1,511,925
Tubemogul, Inc. (a)(b)	19,314	175,371
Tyler Technologies, Inc. (a)	47,907	7,854,353
Ultimate Software Group, Inc. (a)(b)	42,214	8,820,193
Varonis Systems, Inc. (a)	17,327	512,013
Vasco Data Security International, Inc. (a)	48,861	890,736
Verint Systems, Inc. (a)	91,023	3,105,705
VirnetX Holding Corp. (a)(b)	64,946	172,107
VMware, Inc. Class A (a)(b)	119,283	8,747,022
Voltari Corp. (a)(b)	4,240	12,720
Workday, Inc. Class A (a)(b)	176,166	14,937,115
Workiva, Inc. (a)(b)	27,316	487,864
Zedge, Inc. (a)	14,921	66,548
Zendesk, Inc. (a)	88,825	2,712,716
Zix Corp. (a)(b)	69,803	265,949
Zynga, Inc. (a)	1,220,225	3,331,214
		1,509,354,192
Technology Hardware, Storage & Peripherals - 3.2%
3D Systems Corp. (a)(b)	162,227	2,352,292
Apple, Inc.	8,204,649	870,513,235
Astro-Med, Inc.	4,606	67,754
Avid Technology, Inc. (a)	38,570	346,744
Concurrent Computer Corp.	6,675	36,379
CPI Card Group (b)	22,281	122,991
Cray, Inc. (a)	56,559	1,295,201
Crossroads Systems, Inc. (a)	680	2,890
Dataram Corp. (a)	185	259
Diebold, Inc.	123,985	3,479,019
Eastman Kodak Co. (a)	64,018	991,639
Electronics for Imaging, Inc. (a)(b)	67,250	3,166,130
EMC Corp.	2,905,055	84,217,544
Hewlett Packard Enterprise Co.	2,494,536	53,582,633
HP, Inc.	2,576,796	37,028,559
Hutchinson Technology, Inc. (a)	41,790	62,685
Imation Corp. (a)(b)	42,037	34,895
Immersion Corp. (a)(b)	59,681	432,687
Intevac, Inc. (a)	17,689	107,195
Lexmark International, Inc. Class A	100,540	3,600,337
NCR Corp. (a)	188,663	6,386,243
NetApp, Inc.	436,948	15,114,031
Nimble Storage, Inc. (a)	92,912	763,737
Pure Storage, Inc. Class A (a)(b)	96,777	1,133,259
Quantum Corp. (a)	334,686	214,601
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (b)	446,049	15,049,693
Silicon Graphics International Corp. (a)	44,110	340,088
Super Micro Computer, Inc. (a)	53,821	1,164,148
Transact Technologies, Inc.	3,411	25,719
U.S.A. Technologies, Inc. (a)(b)	38,549	191,974
Violin Memory, Inc. (a)	26,753	48,690
Western Digital Corp.	426,303	19,895,561
Xplore Technologies Corp. (a)	2,067	5,023
		1,121,773,835

TOTAL INFORMATION TECHNOLOGY		6,881,639,621

MATERIALS - 3.3%
Chemicals - 2.1%
A. Schulman, Inc.	45,099	1,150,025
AgroFresh Solutions, Inc. (a)(b)	38,931	236,311
Air Products & Chemicals, Inc.	290,383	45,189,402
Albemarle Corp. U.S.	164,240	13,134,273
American Vanguard Corp.	32,955	555,292
Ashland, Inc.	94,481	11,061,835
Axalta Coating Systems (a)	320,603	9,175,658
Balchem Corp.	47,283	3,311,228
BioAmber, Inc. (a)(b)	17,794	66,728
Cabot Corp.	93,185	4,646,204
Calgon Carbon Corp.	83,129	1,205,371
Celanese Corp. Class A	227,640	14,666,845
CF Industries Holdings, Inc. (b)	360,300	9,367,800
Chase Corp.	10,028	645,502
Chemtura Corp. (a)	110,727	3,320,703
Codexis, Inc. (a)	27,884	116,276
Core Molding Technologies, Inc. (a)	5,919	86,713
E.I. du Pont de Nemours & Co.	1,308,535	91,074,036
Eastman Chemical Co.	226,714	15,391,613
Ecolab, Inc.	396,672	48,810,490
Ferro Corp. (a)	133,620	1,782,491
Flotek Industries, Inc. (a)(b)	75,072	1,163,616
FMC Corp.	203,618	9,557,829
FutureFuel Corp.	37,844	442,396
H.B. Fuller Co.	67,806	3,219,429
Hawkins, Inc.	13,930	608,462
Huntsman Corp.	293,108	5,067,837
Ingevity Corp. (a)	60,928	2,703,985
Innophos Holdings, Inc.	32,175	1,358,429
Innospec, Inc.	50,796	3,011,187
International Flavors & Fragrances, Inc.	120,070	16,639,301
Intrepid Potash, Inc. (a)	76,176	105,123
KMG Chemicals, Inc.	10,303	289,102
Koppers Holdings, Inc. (a)	30,390	991,930
Kraton Performance Polymers, Inc. (a)	48,417	1,745,917
Kronos Worldwide, Inc.	34,238	304,376
LSB Industries, Inc. (a)(b)	28,693	344,316
LyondellBasell Industries NV Class A	511,483	40,350,894
Marrone Bio Innovations, Inc. (a)(b)	15,737	21,874
Metabolix, Inc. (a)(b)	6,939	2,887
Minerals Technologies, Inc.	52,154	3,680,508
Monsanto Co.	654,833	69,739,715
NewMarket Corp.	15,387	6,677,189
Olin Corp.	249,906	5,407,966
OMNOVA Solutions, Inc. (a)	52,644	526,440
Platform Specialty Products Corp. (a)(b)	229,015	2,072,586
PolyOne Corp.	133,312	4,595,265
PPG Industries, Inc.	393,599	41,674,262
Praxair, Inc.	426,463	52,045,545
Quaker Chemical Corp.	19,799	1,979,900
Rayonier Advanced Materials, Inc.	58,598	720,755
RPM International, Inc.	198,631	10,831,348
Senomyx, Inc. (a)(b)	66,138	289,684
Sensient Technologies Corp.	66,412	4,863,351
Sherwin-Williams Co.	118,141	33,517,783
Stepan Co.	30,263	2,126,278
Terravia Holdings, Inc. (a)	98,314	260,532
The Chemours Co. LLC	264,896	3,493,978
The Dow Chemical Co.	1,678,466	90,032,916
The Mosaic Co.	519,197	15,612,254
The Scotts Miracle-Gro Co. Class A	68,506	5,672,297
Trecora Resources (a)	28,770	314,168
Tredegar Corp.	35,793	674,340
Trinseo SA	54,016	3,125,366
Tronox Ltd. Class A (b)	94,701	864,620
Valhi, Inc.	35,553	90,660
Valspar Corp.	108,707	11,458,805
W.R. Grace & Co.	104,222	8,142,865
Westlake Chemical Corp.	59,202	3,067,848
		746,482,910
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,612,317
Headwaters, Inc. (a)	105,333	1,909,687
Martin Marietta Materials, Inc.	93,408	17,096,466
Summit Materials, Inc.	112,711	2,224,915
U.S. Concrete, Inc. (a)(b)	21,607	1,145,603
United States Lime & Minerals, Inc.	2,200	141,086
Vulcan Materials Co.	195,619	22,275,136
		50,405,210
Containers & Packaging - 0.5%
AEP Industries, Inc.	6,511	720,117
Aptargroup, Inc.	94,081	7,336,436
Avery Dennison Corp.	133,240	10,318,106
Ball Corp.	257,218	20,369,093
Bemis Co., Inc.	143,849	7,566,457
Berry Plastics Group, Inc. (a)	177,707	8,066,121
Crown Holdings, Inc. (a)	205,809	11,161,022
Graphic Packaging Holding Co.	466,132	6,684,333
Greif, Inc. Class A	64,085	2,731,944
International Paper Co.	608,966	29,528,761
Myers Industries, Inc.	29,894	428,979
Owens-Illinois, Inc. (a)	240,683	4,315,446
Packaging Corp. of America	137,837	10,838,123
Sealed Air Corp.	296,509	13,974,469
Silgan Holdings, Inc.	68,205	3,282,025
Sonoco Products Co.	162,407	8,370,457
UFP Technologies, Inc. (a)	2,454	60,957
WestRock Co.	375,747	17,998,281
		163,751,127
Metals & Mining - 0.5%
A.M. Castle & Co. (a)(b)	36,860	51,235
AK Steel Holding Corp. (a)(b)	348,928	1,556,219
Alcoa, Inc.	1,971,609	19,873,819
Allegheny Technologies, Inc. (b)	156,534	2,670,470
Ampco-Pittsburgh Corp.	10,414	112,471
Carpenter Technology Corp.	70,077	2,542,394
Century Aluminum Co. (a)(b)	86,859	545,475
Cliffs Natural Resources, Inc. (a)(b)	332,534	1,895,444
Coeur d'Alene Mines Corp. (a)	222,891	2,839,631
Commercial Metals Co.	175,382	2,721,929
Compass Minerals International, Inc.	51,530	3,840,531
Comstock Mining, Inc. (a)	56,723	20,619
Freeport-McMoRan, Inc. (b)	1,984,161	20,417,017
Friedman Industries	2,001	11,446
General Moly, Inc. (a)	60,513	18,220
Gold Resource Corp.	67,805	353,942
Golden Minerals Co. (a)(b)	71,014	51,840
Handy & Harman Ltd. (a)	5,646	126,188
Haynes International, Inc.	18,364	677,448
Hecla Mining Co.	591,612	3,301,195
Kaiser Aluminum Corp.	27,980	2,384,735
Materion Corp.	30,858	905,374
McEwen Mining, Inc. (b)	325,161	1,115,302
Mines Management, Inc. (a)(b)	24,109	29,413
Newmont Mining Corp.	796,358	30,452,730
Nucor Corp.	478,004	23,187,974
Olympic Steel, Inc.	12,703	245,549
Paramount Gold Nevada Corp. (a)	7,958	13,927
Pershing Gold Corp. (a)(b)	31,696	132,489
Real Industries, Inc. (a)	30,069	206,574
Reliance Steel & Aluminum Co.	109,200	7,871,136
Royal Gold, Inc.	97,550	7,152,366
Ryerson Holding Corp. (a)	16,025	193,742
Schnitzer Steel Industries, Inc. Class A	32,409	608,641
Solitario Exploration & Royalty Corp. (a)	18,115	13,405
Steel Dynamics, Inc.	360,316	8,870,980
Stillwater Mining Co. (a)(b)	196,719	2,488,495
SunCoke Energy, Inc.	82,551	538,233
Synalloy Corp.	8,615	60,477
TimkenSteel Corp. (b)	51,850	510,723
U.S. Antimony Corp. (a)	24,962	9,733
United States Steel Corp. (b)	255,689	4,970,594
Universal Stainless & Alloy Products, Inc. (a)	6,659	72,716
Worthington Industries, Inc.	71,924	3,085,540
		158,748,381
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	63,767	1,673,246
Clearwater Paper Corp. (a)	24,633	1,528,970
Deltic Timber Corp.	17,765	1,260,071
Domtar Corp.	101,407	3,784,509
Kapstone Paper & Packaging Corp.	133,397	2,335,781
Louisiana-Pacific Corp. (a)	201,513	3,925,473
Mercer International, Inc. (SBI)	60,804	505,281
Neenah Paper, Inc.	27,129	2,181,985
P.H. Glatfelter Co.	69,408	1,538,775
Rentech, Inc. (a)(b)	27,522	99,354
Resolute Forest Products (a)(b)	135,020	783,116
Schweitzer-Mauduit International, Inc.	48,432	1,902,409
		21,518,970

TOTAL MATERIALS		1,140,906,598

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
Alaska Communication Systems Group, Inc. (a)	135,810	228,161
AT&T, Inc.	9,217,245	376,800,976
Atlantic Tele-Network, Inc.	20,159	1,317,189
CenturyLink, Inc.	810,660	22,536,348
Cincinnati Bell, Inc. (a)	315,667	1,319,488
Cogent Communications Group, Inc.	64,769	2,301,890
Consolidated Communications Holdings, Inc.	72,849	1,752,018
Elephant Talk Communication, Inc. (a)	63,184	11,057
FairPoint Communications, Inc. (a)(b)	43,838	611,102
Frontier Communications Corp.	1,696,546	7,804,112
General Communications, Inc. Class A (a)	45,133	627,349
Globalstar, Inc. (a)(b)	438,567	684,165
Hawaiian Telcom Holdco, Inc. (a)	15,790	353,380
IDT Corp. Class B	44,765	666,551
Inteliquent, Inc.	53,463	889,624
Intelsat SA (a)(b)	61,651	166,458
Iridium Communications, Inc. (a)(b)	122,967	1,024,315
Level 3 Communications, Inc. (a)	430,543	21,367,849
Lumos Networks Corp. (a)	30,848	424,160
ORBCOMM, Inc. (a)	100,896	1,003,915
PDVWireless, Inc. (a)(b)	18,833	481,936
SBA Communications Corp. Class A (a)	184,740	21,088,071
Straight Path Communications, Inc. Class B (a)(b)	22,382	530,453
Towerstream Corp. (a)	2,376	5,227
Verizon Communications, Inc.	6,106,166	319,535,667
Vonage Holdings Corp. (a)	306,769	1,782,328
Windstream Holdings, Inc. (b)	173,774	1,478,817
Zayo Group Holdings, Inc. (a)	56,193	1,630,159
		788,422,765
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	32,822	278,987
Leap Wireless International, Inc. rights (a)	51,525	169,002
NII Holdings, Inc. (a)(b)	134,717	448,608
Shenandoah Telecommunications Co.	75,836	1,950,502
Spok Holdings, Inc.	43,148	714,099
Sprint Corp. (a)(b)	1,170,821	7,235,674
T-Mobile U.S., Inc. (a)	408,705	18,939,390
Telephone & Data Systems, Inc.	138,279	3,853,836
U.S. Cellular Corp. (a)	27,310	1,016,478
		34,606,576

TOTAL TELECOMMUNICATION SERVICES		823,029,341

UTILITIES - 3.2%
Electric Utilities - 1.9%
Allete, Inc.	79,147	4,693,417
Alliant Energy Corp.	330,508	12,542,779
American Electric Power Co., Inc.	718,744	46,409,300
Duke Energy Corp.	1,026,360	81,759,838
Edison International	482,235	35,068,129
El Paso Electric Co.	71,253	3,255,550
Empire District Electric Co.	99,444	3,363,196
Entergy Corp.	263,217	20,583,569
Eversource Energy	475,146	25,643,630
Exelon Corp.	1,386,793	47,150,962
FirstEnergy Corp.	628,880	20,583,242
Genie Energy Ltd. Class B	24,074	153,592
Great Plains Energy, Inc.	218,312	5,929,354
Hawaiian Electric Industries, Inc.	182,305	5,470,973
IDACORP, Inc.	76,754	5,838,677
ITC Holdings Corp.	221,475	10,015,100
MGE Energy, Inc.	69,441	3,815,089
NextEra Energy, Inc.	687,016	83,087,715
OGE Energy Corp.	302,600	9,419,938
Otter Tail Corp.	68,037	2,329,587
PG&E Corp.	725,375	44,929,728
Pinnacle West Capital Corp.	178,279	13,378,056
PNM Resources, Inc.	111,489	3,544,235
Portland General Electric Co.	132,710	5,588,418
PPL Corp.	1,005,718	34,978,872
Southern Co.	1,383,580	71,019,161
Spark Energy, Inc. Class A, (b)	27,337	792,500
Westar Energy, Inc.	214,666	11,793,750
Xcel Energy, Inc.	781,831	32,336,530
		645,474,887
Gas Utilities - 0.2%
Atmos Energy Corp.	163,026	12,015,016
Chesapeake Utilities Corp.	25,261	1,607,863
Delta Natural Gas Co., Inc.	3,078	76,581
Gas Natural, Inc.	8,386	61,721
National Fuel Gas Co.	136,023	7,761,472
New Jersey Resources Corp.	133,342	4,485,625
Northwest Natural Gas Co.	40,743	2,433,579
ONE Gas, Inc.	86,513	5,297,191
Piedmont Natural Gas Co., Inc. (b)	116,693	7,013,249
Questar Corp.	258,932	6,475,889
South Jersey Industries, Inc.	125,264	3,717,836
Southwest Gas Corp.	71,765	5,010,632
Spire, Inc.	66,837	4,324,354
UGI Corp.	249,410	11,343,167
WGL Holdings, Inc.	76,581	4,812,350
		76,436,525
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	5,933
Calpine Corp. (a)	479,244	5,980,965
Dynegy, Inc. (a)(b)	157,850	1,999,960
NRG Energy, Inc.	471,299	5,707,431
NRG Yield, Inc.:
Class A	44,523	716,375
Class C	93,579	1,575,870
Ormat Technologies, Inc.	56,785	2,748,394
Pattern Energy Group, Inc.	100,195	2,384,641
Talen Energy Corp. (a)(b)	106,771	1,474,508
TerraForm Global, Inc. (b)	98,063	354,988
Terraform Power, Inc. (b)	110,189	1,414,827
The AES Corp.	975,796	11,777,858
U.S. Geothermal, Inc. (a)(b)	163,207	117,525
Vivint Solar, Inc. (a)(b)	34,907	111,004
		36,370,279
Multi-Utilities - 0.9%
Ameren Corp.	346,753	17,136,533
Avangrid, Inc.	94,341	3,924,586
Avista Corp.	105,247	4,275,133
Black Hills Corp.	76,148	4,455,419
CenterPoint Energy, Inc.	622,537	13,988,406
CMS Energy Corp.	407,451	17,100,718
Consolidated Edison, Inc.	454,348	34,189,687
Dominion Resources, Inc.	916,633	67,977,503
DTE Energy Co.	257,143	23,888,585
MDU Resources Group, Inc.	295,243	6,958,878
NiSource, Inc.	449,254	10,755,141
NorthWestern Energy Corp.	72,979	4,219,646
Public Service Enterprise Group, Inc.	752,056	32,157,915
SCANA Corp.	209,282	14,785,773
Sempra Energy	352,639	36,896,619
Unitil Corp.	69,767	2,758,587
Vectren Corp.	130,243	6,370,185
WEC Energy Group, Inc.	463,777	27,770,967
		329,610,281
Water Utilities - 0.1%
American States Water Co.	52,884	2,061,418
American Water Works Co., Inc.	257,950	19,085,721
Aqua America, Inc.	289,680	8,809,169
Artesian Resources Corp. Class A	60,524	1,662,594
Cadiz, Inc. (a)	14,651	113,838
California Water Service Group	83,616	2,549,452
Connecticut Water Service, Inc.	18,109	839,714
Middlesex Water Co.	21,828	728,400
Pure Cycle Corp. (a)(b)	17,116	82,328
SJW Corp.	25,048	1,069,299
York Water Co.	40,150	1,136,245
		38,138,178

TOTAL UTILITIES		1,126,030,150

TOTAL COMMON STOCKS
(Cost $23,857,012,664)		34,436,345,104
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.51% 9/15/16 to 3/30/17 (c)
(Cost $14,969,808)	15,000,000	14,972,190
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.42% (d)	275,644,084	$275,644,084
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	1,623,276,198	1,623,276,198
TOTAL MONEY MARKET FUNDS
(Cost $1,898,920,282)		1,898,920,282
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $25,770,902,754)		36,350,237,576
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(1,601,294,495)
NET ASSETS - 100%		$34,748,943,081

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,383 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	258,495,925	$6,458,341
121 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2016	18,921,980	667,457
305 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	37,783,400	1,885,081
TOTAL FUTURES CONTRACTS			$9,010,879

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,890,365.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$434,196
Fidelity Securities Lending Cash Central Fund	7,642,737
Total	$8,076,933

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,428,592,478	$4,428,592,478	$--	$--
Consumer Staples	3,059,642,826	3,059,633,272	--	9,554
Energy	2,210,689,853	2,210,689,853	--	--
Financials	6,310,326,923	6,309,991,019	147	335,757
Health Care	4,865,363,723	4,864,874,341	--	489,382
Industrials	3,590,123,591	3,590,123,591	--	--
Information Technology	6,881,639,621	6,881,639,621	--	--
Materials	1,140,906,598	1,140,906,598	--	--
Telecommunication Services	823,029,341	822,860,339	--	169,002
Utilities	1,126,030,150	1,126,030,150	--	--
U.S. Government and Government Agency Obligations	14,972,190	--	14,972,190	--
Money Market Funds	1,898,920,282	1,898,920,282	--	--
Total Investments in Securities:	$36,350,237,576	$36,334,261,544	$14,972,337	$1,003,695
Derivative Instruments:
Assets
Futures Contracts	$9,010,879	$9,010,879	$--	$--
Total Assets	$9,010,879	$9,010,879	$--	$--
Total Derivative Instruments:	$9,010,879	$9,010,879	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,010,879	$0
Total Equity Risk	9,010,879	0
Total Value of Derivatives	$9,010,879	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,572,941,399) — See accompanying schedule: Unaffiliated issuers (cost $23,871,982,472)	$34,451,317,294
Fidelity Central Funds (cost $1,898,920,282)	1,898,920,282
Total Investments (cost $25,770,902,754)		$36,350,237,576
Cash		3,462,156
Receivable for investments sold		881,643
Receivable for fund shares sold		100,496,193
Dividends receivable		68,836,652
Distributions receivable from Fidelity Central Funds		1,309,618
Other receivables		488,157
Total assets		36,525,711,995
Liabilities
Payable for investments purchased	$85,238,762
Payable for fund shares redeemed	65,774,789
Accrued management fee	433,248
Payable for daily variation margin for derivative instruments	982,621
Other affiliated payables	575,352
Other payables and accrued expenses	487,944
Collateral on securities loaned, at value	1,623,276,198
Total liabilities		1,776,768,914
Net Assets		$34,748,943,081
Net Assets consist of:
Paid in capital		$23,810,634,509
Undistributed net investment income		341,269,958
Accumulated undistributed net realized gain (loss) on investments		8,692,913
Net unrealized appreciation (depreciation) on investments		10,588,345,701
Net Assets		$34,748,943,081
Investor Class:
Net Asset Value, offering price and redemption price per share ($677,349,778 ÷ 10,746,686 shares)		$63.03
Premium Class:
Net Asset Value, offering price and redemption price per share ($20,129,368,471 ÷ 319,317,391 shares)		$63.04
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,784,394,306 ÷ 28,309,245 shares)		$63.03
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,998,359,332 ÷ 63,435,569 shares)		$63.03
Class F:
Net Asset Value, offering price and redemption price per share ($8,159,471,194 ÷ 129,417,077 shares)		$63.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$341,126,720
Interest		29,747
Income from Fidelity Central Funds (including $7,642,737 from security lending)		8,076,933
Total income		349,233,400
Expenses
Management fee	$4,584,834
Transfer agent fees	4,140,329
Independent trustees' fees and expenses	71,092
Miscellaneous	43,469
Total expenses before reductions	8,839,724
Expense reductions	(1,589,935)	7,249,789
Net investment income (loss)		341,983,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,901,904
Futures contracts	27,829,384
Total net realized gain (loss)		144,731,288
Change in net unrealized appreciation (depreciation) on: Investment securities	3,833,403,275
Assets and liabilities in foreign currencies	(71)
Futures contracts	7,382,274
Total change in net unrealized appreciation (depreciation)		3,840,785,478
Net gain (loss)		3,985,516,766
Net increase (decrease) in net assets resulting from operations		$4,327,500,377

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$341,983,611	$584,597,412
Net realized gain (loss)	144,731,288	178,477,957
Change in net unrealized appreciation (depreciation)	3,840,785,478	(3,209,448,060)
Net increase (decrease) in net assets resulting from operations	4,327,500,377	(2,446,372,691)
Distributions to shareholders from net investment income	(97,015,831)	(577,075,341)
Distributions to shareholders from net realized gain	(59,010,973)	(159,400,626)
Total distributions	(156,026,804)	(736,475,967)
Share transactions - net increase (decrease)	1,118,559,516	3,139,186,419
Redemption fees	163,748	358,768
Total increase (decrease) in net assets	5,290,196,837	(43,303,471)
Net Assets
Beginning of period	29,458,746,244	29,502,049,715
End of period	$34,748,943,081	$29,458,746,244
Other Information
Undistributed net investment income end of period	$341,269,958	$96,302,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.58	$54.91	$44.05	$39.55	$38.56
Income from Investment Operations
Net investment income (loss)B	.61	1.13	1.10	.92	.87	.68
Net realized and unrealized gain (loss)	7.38	(5.97)	6.51	10.74	4.40	.96
Total from investment operations	7.99	(4.84)	7.61	11.66	5.27	1.64
Distributions from net investment income	(.17)	(1.11)	(.94)	(.80)	(.77)	(.65)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.28)	(1.42)	(.94)	(.80)	(.77)	(.65)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$63.03	$55.32	$61.58	$54.91	$44.05	$39.55
Total ReturnD,E	14.48%	(7.96)%	13.94%	26.62%	13.50%	4.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.04%H	1.90%	1.91%	1.85%	2.15%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$677,350	$1,932,568	$1,943,259	$1,694,212	$1,305,435	$3,379,770
Portfolio turnover rateI	2%H	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.91	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	.63	1.16	1.13	.94	.89	.69
Net realized and unrealized gain (loss)	7.38	(5.98)	6.52	10.73	4.39	.97
Total from investment operations	8.01	(4.82)	7.65	11.67	5.28	1.66
Distributions from net investment income	(.18)	(1.14)	(.97)	(.82)	(.78)	(.66)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.45)	(.97)	(.82)	(.78)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$63.04	$55.32	$61.59	$54.91	$44.06	$39.56
Total ReturnD,E	14.51%	(7.92)%	14.02%	26.65%	13.53%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H,I	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%H,J	.05%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.05%H,J	.05%	.05%	.06%	.07%	.07%
Net investment income (loss)	2.09%H	1.95%	1.96%	1.89%	2.18%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$20,129,368	$18,866,595	$18,860,117	$14,943,835	$10,262,592	$6,536,903
Portfolio turnover rateK	2%H	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents .062%.

 J Amount represents .048%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.91	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	.63	1.17	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	7.38	(5.98)	6.52	10.75	4.40	5.26
Total from investment operations	8.01	(4.81)	7.65	11.69	5.29	5.62
Distributions from net investment income	(.18)	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–	–
Net asset value, end of period	$63.03	$55.31	$61.58	$54.91	$44.05	$39.55
Total ReturnE,F	14.52%	(7.92)%	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I,J	.07%	.07%	.07%	.07%	.07%I
Expenses net of fee waivers, if any	.04%I	.04%	.04%	.05%	.06%	.06%I
Expenses net of all reductions	.04%I	.04%	.04%	.05%	.06%	.06%I
Net investment income (loss)	2.09%I	1.96%	1.97%	1.90%	2.19%	2.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,784,394	$1,199,719	$1,307,281	$1,254,047	$876,155	$693,534
Portfolio turnover rateK	2%I	3%	2%	2%	3%	17%L

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents .058%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.90	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	.64	1.17	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	7.37	(5.98)	6.52	10.73	4.39	5.26
Total from investment operations	8.01	(4.81)	7.66	11.68	5.29	5.62
Distributions from net investment income	(.18)	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–	–
Net asset value, end of period	$63.03	$55.31	$61.58	$54.90	$44.05	$39.55
Total ReturnE,F	14.52%	(7.91)%	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I,J	.05%	.05%	.06%	.06%	.06%I
Expenses net of fee waivers, if any	.03%I,K	.04%L	.04%M	.05%N	.05%N	.05%I,N
Expenses net of all reductions	.03%I,K	.04%L	.04%M	.05%N	.05%N	.05%I,N
Net investment income (loss)	2.11%I	1.97%	1.97%	1.90%	2.20%	2.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,998,359	$800,304	$1,022,585	$740,877	$546,329	$189,758
Portfolio turnover rateO	2%I	3%	2%	2%	3%	17%P

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents .034%.

 K Amount represents .028%.

 L Amount represents .035%.

 M Amount represents .038%.

 N Amount represents .045%.

 O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 P Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.92	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	.64	1.17	1.14	.95	.90	.69
Net realized and unrealized gain (loss)	7.38	(5.98)	6.51	10.74	4.39	.97
Total from investment operations	8.02	(4.81)	7.65	11.69	5.29	1.66
Distributions from net investment income	(.18)	(1.15)	(.98)	(.83)	(.79)	(.66)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.46)	(.98)	(.83)	(.79)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$63.05	$55.32	$61.59	$54.92	$44.06	$39.56
Total ReturnD,E	14.53%	(7.91)%	14.01%	26.69%	13.55%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H,I	.04%J	.04%K	.05%L	.05%L	.06%
Expenses net of fee waivers, if any	.03%H,M	.04%J	.04%K	.05%L	.05%L	.06%
Expenses net of all reductions	.03%H,M	.04%J	.04%K	.05%L	.05%L	.06%
Net investment income (loss)	2.11%H	1.97%	1.97%	1.90%	2.20%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,159,471	$6,659,560	$6,368,808	$5,088,489	$2,833,198	$1,494,616
Portfolio turnover rateN	2%H	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents .029%.

 J Amount represents .035%.

 K Amount represents .038%.

 L Amount represents .045%.

 M Amount represents .028%.

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund) (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class, Institutional Premium Class (formerly Fidelity Advantage Institutional Class) and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$12,237,472,745
Gross unrealized depreciation	(1,771,586,944)
Net unrealized appreciation (depreciation) on securities	$10,465,885,801
Tax cost	$25,884,351,775

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $27,829,384 and a change in net unrealized appreciation (depreciation) of $7,382,274 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,816,926,447 and $342,336,283, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .015% of the Fund's average net assets. Prior to July 1, 2016, the management fee was based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .028% of the Fund’s average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.015%
Class F	.015%

Prior to July 1, 2016, the investment advisor paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

Investor Class	.10%
Premium Class	.07%
Institutional Class	.07%
Institutional Premium Class	.06%
Class F	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$509,513.07
Premium Class	3,379,236.03
Institutional Class	201,616.03
Institutional Premium Class	49,964.01
	$4,140,329

 (a) Annualized

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class, and Institutional Class pay a portion of the transfer agent fees at an annual rate of .075%, .03%, and .02% of class-level average net assets, respectively. Institutional Premium Class does not pay transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. Prior to July 1, 2016, Investor Class, Premium Class, Institutional Class and Institutional Premium class paid all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035% and .015% of class-level average net assets, respectively. FIIOC received no fees for providing transfer agency services to Class F.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43,469 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,642,737.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Investor Class	.10%	$1,261
Premium Class	.05%	1,394,641
Institutional Class	.04%	126,009
Institutional Premium Class	.035%	52,605
Class F	.035%	11,514
		$1,586,030

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,905.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Investor Class	$6,046,215	$36,775,242
Premium Class	62,134,836	371,216,268
Institutional Class	3,769,910	24,158,144
Institutional Premium Class	2,656,509	16,679,596
Class F	22,408,361	128,246,091
Total	$97,015,831	$577,075,341
From net realized gain
Investor Class	$3,866,766	$10,415,400
Premium Class	37,828,374	102,706,673
Institutional Class	2,273,270	6,580,966
Institutional Premium Class	1,594,368	4,435,860
Class F	13,448,195	35,261,727
Total	$59,010,973	$159,400,626

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Investor Class
Shares sold	4,730,448	32,516,383	$284,396,086	$1,998,231,479
Reinvestment of distributions	163,107	796,933	9,726,067	46,212,344
Shares redeemed	(29,083,279)	(29,931,735)	(1,741,886,047)	(1,848,270,240)
Net increase (decrease)	(24,189,724)	3,381,581	$(1,447,763,894)	$196,173,583
Premium Class
Shares sold	30,619,015	85,649,594	$1,846,880,831	$5,139,110,213
Reinvestment of distributions	1,483,583	7,249,491	88,466,083	420,402,384
Shares redeemed	(53,829,346)	(58,087,070)	(3,244,165,232)	(3,505,600,912)
Net increase (decrease)	(21,726,748)	34,812,015	$(1,308,818,318)	$2,053,911,685
Institutional Class
Shares sold	9,903,825	3,947,517	$590,599,428	$233,904,287
Reinvestment of distributions	101,360	529,934	6,043,095	30,738,655
Shares redeemed	(3,385,459)	(4,016,851)	(202,002,156)	(239,627,483)
Net increase (decrease)	6,619,726	460,600	$394,640,367	$25,015,459
Institutional Premium Class
Shares sold	51,757,172	2,442,533	$3,112,063,612	$141,575,547
Reinvestment of distributions	71,311	363,654	4,250,877	21,115,501
Shares redeemed	(2,862,461)	(4,943,244)	(175,728,140)	(298,065,697)
Net increase (decrease)	48,966,022	(2,137,057)	$2,940,586,349	$(135,374,649)
Class F
Shares sold	13,831,752	26,864,620	$831,328,179	$1,587,171,798
Reinvestment of distributions	601,317	2,819,491	35,856,556	163,507,819
Shares redeemed	(5,387,627)	(12,713,390)	(327,269,723)	(751,219,276)
Net increase (decrease)	9,045,442	16,970,721	$539,915,012	$999,460,341

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Investor Class	.10%
Actual		$1,000.00	$1,144.80	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Premium Class	.05%
Actual		$1,000.00	$1,145.10	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,145.20	$.22
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.028%
Actual		$1,000.00	$1,145.20	$.15
Hypothetical-C		$1,000.00	$1,025.06	$.14
Class F	.028%
Actual		$1,000.00	$1,145.30	$.15
Hypothetical-C		$1,000.00	$1,025.06	$.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee".

Fidelity Total Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee rate from 0.07% to 0.045%. The Board also considered that it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee rate from 0.045% to 0.035%. The Board considered that the chart reflects the fund's lower management fee rate for 2011 and 2014, respectively, as if the lower fee rate were in effect for the entire year.

At the July 2016 meeting, in connection with the renewal of the management contract, the Board ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.035% to 0.015%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.07% (0.035% effective July 1, 2016); Institutional Premium Class: 0.06% (0.015% effective July 1, 2016); Investor Class: 0.10% (0.09% effective July 1, 2016); Premium Class: 0.07% (0.045% effective July 1, 2016); and Class F: 0.015% (effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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www.fidelity.com

STI-F-SANN-1016
1.899051.106

Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund)
Institutional Class and Institutional Premium Class

Fidelity® Extended Market Index Fund (formerly Spartan® Extended Market Index Fund)
Institutional Premium Class

Fidelity® International Index Fund (formerly Spartan® International Index Fund)
Institutional Class and Institutional Premium Class

(Institutional Premium Class was formerly known as Fidelity Advantage® Institutional Class)

Semi-Annual Report

August 31, 2016

Contents

Fidelity® Total Market Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	2.6
Microsoft Corp.	2.0	2.0
Exxon Mobil Corp.	1.6	1.6
Johnson & Johnson	1.4	1.4
Amazon.com, Inc.	1.3	1.0
Facebook, Inc. Class A	1.3	1.2
General Electric Co.	1.2	1.3
Berkshire Hathaway, Inc. Class B	1.2	1.2
AT&T, Inc.	1.1	1.1
JPMorgan Chase & Co.	1.1	1.0
	14.7

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.8	19.3
Financials	18.2	17.5
Health Care	14.0	14.1
Consumer Discretionary	12.7	13.5
Industrials	10.3	10.6
Consumer Staples	8.8	9.3
Energy	6.4	5.8
Materials	3.3	3.1
Utilities	3.2	3.4
Telecommunication Services	2.4	2.5

Fidelity® Total Market Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	110,253	$1,889,736
Autoliv, Inc. (b)	136,209	14,462,672
BorgWarner, Inc.	322,234	11,081,627
Clean Diesel Technologies, Inc. (a)	8,475	31,019
Cooper Tire & Rubber Co.	81,601	2,773,618
Cooper-Standard Holding, Inc. (a)	27,202	2,694,358
Dana Holding Corp.	208,374	3,004,753
Delphi Automotive PLC	405,435	28,648,037
Dorman Products, Inc. (a)(b)	47,584	3,001,123
Drew Industries, Inc.	37,718	3,841,578
Federal-Mogul Corp. Class A (a)	65,766	600,444
Fox Factory Holding Corp. (a)	28,748	596,808
Gentex Corp.	444,026	7,899,223
Gentherm, Inc. (a)	58,309	1,922,448
Hertz Global Holdings, Inc. (a)	113,057	5,569,188
Horizon Global Corp. (a)	22,811	406,492
Johnson Controls, Inc.	968,790	42,510,505
Lear Corp.	109,051	12,681,541
Metaldyne Performance Group, Inc.	30,783	488,526
Modine Manufacturing Co. (a)	62,657	671,056
Motorcar Parts of America, Inc. (a)(b)	25,941	737,503
Shiloh Industries, Inc. (a)	7,922	71,060
Spartan Motors, Inc.	44,931	443,020
Standard Motor Products, Inc.	32,576	1,459,731
Stoneridge, Inc. (a)	33,804	585,823
Strattec Security Corp.	4,334	181,551
Superior Industries International, Inc.	39,790	1,158,287
Sypris Solutions, Inc. (a)	16,848	17,185
Tenneco, Inc. (a)	83,068	4,637,686
The Goodyear Tire & Rubber Co.	397,686	11,672,084
Tower International, Inc.	25,690	624,267
UQM Technologies, Inc. (a)(b)	38,648	23,189
Visteon Corp.	48,877	3,455,604
Workhorse Group, Inc. (a)	16,326	133,873
		169,975,615
Automobiles - 0.6%
Ford Motor Co.	5,810,288	73,209,629
General Motors Co.	2,087,154	66,621,956
Harley-Davidson, Inc.	281,657	14,843,324
Tesla Motors, Inc. (a)(b)	168,629	35,751,034
Thor Industries, Inc. (b)	80,180	6,506,607
Winnebago Industries, Inc. (b)	39,123	941,691
		197,874,241
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,871,856
Educational Development Corp.	2,866	34,650
Fenix Parts, Inc. (a)(b)	13,969	67,889
Genuine Parts Co.	219,386	22,557,269
LKQ Corp. (a)	456,169	16,463,139
Pool Corp.	56,544	5,703,593
VOXX International Corp. (a)	18,073	55,484
Weyco Group, Inc.	5,169	131,913
		47,885,793
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	20,589	425,575
Apollo Education Group, Inc. Class A (non-vtg.) (a)	165,611	1,468,970
Ascent Capital Group, Inc. (a)	16,905	392,365
Bridgepoint Education, Inc. (a)	19,443	140,962
Bright Horizons Family Solutions, Inc. (a)	67,619	4,608,911
Cambium Learning Group, Inc. (a)	12,514	60,192
Capella Education Co.	13,812	813,803
Career Education Corp. (a)	92,297	603,622
Carriage Services, Inc.	24,048	563,685
Chegg, Inc. (a)(b)	67,008	450,964
Collectors Universe, Inc.	4,772	91,336
DeVry, Inc. (b)	82,281	1,895,754
Graham Holdings Co.	6,749	3,309,372
Grand Canyon Education, Inc. (a)	72,456	3,009,098
H&R Block, Inc.	339,125	7,345,448
Houghton Mifflin Harcourt Co. (a)	170,821	2,724,595
ITT Educational Services, Inc. (a)(b)	22,063	7,755
K12, Inc. (a)	45,198	540,116
Liberty Tax, Inc.	8,571	116,480
LifeLock, Inc. (a)(b)	121,981	2,029,764
Lincoln Educational Services Corp. (a)	15,671	29,148
National American University Holdings, Inc.	5,378	12,369
Regis Corp. (a)	52,945	665,519
Service Corp. International	291,620	7,710,433
ServiceMaster Global Holdings, Inc. (a)	200,728	7,489,162
Sotheby's Class A (Ltd. vtg.) (b)	86,398	3,425,681
Strayer Education, Inc. (a)	14,558	708,683
Universal Technical Institute, Inc.	29,419	67,075
Weight Watchers International, Inc. (a)(b)	37,785	397,120
		51,103,957
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	339,152	12,864,035
Belmond Ltd. Class A (a)	124,751	1,393,469
Biglari Holdings, Inc. (a)	2,475	1,090,460
BJ's Restaurants, Inc. (a)	35,904	1,426,107
Bloomin' Brands, Inc.	203,436	3,975,139
Bob Evans Farms, Inc.	27,901	1,143,941
Bojangles', Inc. (a)	24,608	397,419
Boyd Gaming Corp. (a)	116,149	2,264,906
Bravo Brio Restaurant Group, Inc. (a)	12,451	58,520
Brinker International, Inc.	84,914	4,560,731
Buffalo Wild Wings, Inc. (a)(b)	27,640	4,483,208
Caesars Entertainment Corp. (a)(b)	56,403	356,467
Carnival Corp. unit	663,341	31,707,700
Carrols Restaurant Group, Inc. (a)	43,906	590,975
Century Casinos, Inc. (a)	28,742	183,661
Chipotle Mexican Grill, Inc. (a)(b)	44,253	18,308,794
Choice Hotels International, Inc.	53,065	2,573,122
Churchill Downs, Inc.	18,170	2,714,235
Chuy's Holdings, Inc. (a)(b)	26,361	798,211
ClubCorp Holdings, Inc.	87,722	1,258,811
Cosi, Inc. (a)	30,434	6,629
Cracker Barrel Old Country Store, Inc. (b)	37,351	5,681,461
Darden Restaurants, Inc. (b)	171,241	10,555,295
Dave & Buster's Entertainment, Inc. (a)	49,427	2,295,884
Del Frisco's Restaurant Group, Inc. (a)	28,720	432,236
Del Taco Restaurants, Inc. (a)	75,328	845,933
Denny's Corp. (a)	117,334	1,226,140
Diamond Resorts International, Inc. (a)(b)	93,410	2,821,916
DineEquity, Inc.	27,200	2,121,328
Domino's Pizza, Inc.	76,030	11,371,807
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,523
Dover Motorsports, Inc.	9,993	24,383
Dunkin' Brands Group, Inc. (b)	158,352	7,751,330
El Pollo Loco Holdings, Inc. (a)(b)	42,298	576,099
Eldorado Resorts, Inc. (a)	30,709	428,698
Empire Resorts, Inc. (a)	4,022	67,690
Entertainment Gaming Asia, Inc. (a)	2,060	4,017
Extended Stay America, Inc. unit	100,289	1,419,089
Famous Dave's of America, Inc. (a)(b)	7,623	46,043
Fiesta Restaurant Group, Inc. (a)	37,794	954,676
Fogo de Chao, Inc. (a)(b)	4,278	52,491
Golden Entertainment, Inc.	1,436	17,979
Good Times Restaurants, Inc. (a)(b)	7,939	27,310
Habit Restaurants, Inc. Class A (a)(b)	13,363	204,721
Hilton Worldwide Holdings, Inc.	780,601	18,632,946
Hyatt Hotels Corp. Class A (a)(b)	40,191	2,149,415
Ignite Restaurant Group, Inc. (a)(b)	4,841	4,405
International Speedway Corp. Class A	39,245	1,306,466
Interval Leisure Group, Inc.	159,203	2,770,132
Intrawest Resorts Holdings, Inc. (a)	22,150	330,478
Isle of Capri Casinos, Inc. (a)	30,947	536,930
J. Alexanders Holdings, Inc. (a)	20,559	204,973
Jack in the Box, Inc.	50,437	5,016,464
Jamba, Inc. (a)(b)	19,136	209,156
Kona Grill, Inc. (a)(b)	8,466	112,513
La Quinta Holdings, Inc. (a)	115,379	1,332,627
Las Vegas Sands Corp.	547,812	27,505,641
Lindblad Expeditions Holdings (a)	22,275	209,162
Luby's, Inc. (a)	14,614	65,763
Marcus Corp.	26,625	628,350
Marriott International, Inc. Class A (b)	280,107	19,980,032
Marriott Vacations Worldwide Corp. (b)	38,724	2,985,620
McDonald's Corp.	1,312,521	151,806,179
MGM Mirage, Inc. (a)	697,622	16,666,190
Monarch Casino & Resort, Inc. (a)	11,528	274,251
Morgans Hotel Group Co. (a)	27,678	61,722
Nathan's Famous, Inc. (a)(b)	3,561	175,593
Noodles & Co. (a)(b)	28,579	186,907
Norwegian Cruise Line Holdings Ltd. (a)	230,969	8,289,477
Panera Bread Co. Class A (a)(b)	33,222	7,214,157
Papa John's International, Inc.	42,981	3,216,268
Papa Murphy's Holdings, Inc. (a)(b)	22,690	135,459
Penn National Gaming, Inc. (a)	107,531	1,524,790
Pinnacle Entertainment, Inc.	94,638	1,139,442
Planet Fitness, Inc. (a)(b)	37,986	822,397
Popeyes Louisiana Kitchen, Inc. (a)	35,356	1,927,963
Potbelly Corp. (a)(b)	30,614	396,757
Rave Restaurant Group, Inc. (a)(b)	9,079	34,954
RCI Hospitality Holdings, Inc.	5,726	62,929
Red Lion Hotels Corp. (a)	6,989	45,708
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,062,446
Red Rock Resorts, Inc.	43,728	985,629
Royal Caribbean Cruises Ltd. (b)	249,836	17,765,838
Ruby Tuesday, Inc. (a)	88,086	267,781
Ruth's Hospitality Group, Inc.	42,076	629,457
Scientific Games Corp. Class A (a)(b)	70,193	579,092
SeaWorld Entertainment, Inc. (b)	103,555	1,347,251
Shake Shack, Inc. Class A (a)(b)	8,653	305,451
Six Flags Entertainment Corp.	124,560	6,074,791
Sonic Corp.	74,649	2,141,680
Speedway Motorsports, Inc.	23,497	420,361
Starbucks Corp.	2,193,395	123,334,601
Starwood Hotels & Resorts Worldwide, Inc.	248,594	19,256,091
Texas Roadhouse, Inc. Class A	107,584	4,762,744
The Cheesecake Factory, Inc.	58,805	3,023,165
Town Sports International Holdings, Inc. (a)	13,107	38,141
Vail Resorts, Inc.	54,383	8,615,899
Wendy's Co.	363,065	3,699,632
Wingstop, Inc.	38,268	1,159,138
Wyndham Worldwide Corp.	171,061	12,109,408
Wynn Resorts Ltd. (b)	121,726	10,872,566
Yum! Brands, Inc.	598,052	54,249,297
Zoe's Kitchen, Inc. (a)(b)	27,188	740,329
		692,487,593
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	15,479	383,260
Beazer Homes U.S.A., Inc. (a)	40,506	455,693
CalAtlantic Group, Inc.	115,129	4,201,057
Cavco Industries, Inc. (a)	12,220	1,277,845
Century Communities, Inc. (a)	18,579	365,821
Comstock Holding Companies, Inc. (a)	1,496	2,723
CSS Industries, Inc.	16,118	410,525
D.R. Horton, Inc.	504,178	16,163,947
Dixie Group, Inc. (a)	11,105	51,971
Emerson Radio Corp. (a)	23,724	20,165
Ethan Allen Interiors, Inc. (b)	36,464	1,220,085
Flexsteel Industries, Inc.	9,186	435,876
Garmin Ltd. (b)	175,643	8,620,558
GoPro, Inc. Class A (a)(b)	111,820	1,638,163
Green Brick Partners, Inc. (a)(b)	37,398	296,940
Harman International Industries, Inc.	106,630	9,030,495
Helen of Troy Ltd. (a)	41,195	3,721,556
Hooker Furniture Corp.	17,507	407,213
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	322,437
Installed Building Products, Inc. (a)	31,210	1,041,790
iRobot Corp. (a)(b)	45,351	1,807,691
KB Home	112,206	1,761,634
Koss Corp. (a)	2,669	5,285
La-Z-Boy, Inc.	79,546	2,121,492
Leggett & Platt, Inc.	217,584	11,418,808
Lennar Corp. Class A (b)	282,096	13,343,141
LGI Homes, Inc. (a)(b)	20,212	776,545
Libbey, Inc.	30,735	544,932
Lifetime Brands, Inc.	14,046	188,497
M.D.C. Holdings, Inc.	56,801	1,483,074
M/I Homes, Inc. (a)(b)	33,201	768,271
Meritage Homes Corp. (a)(b)	54,723	1,964,556
Mohawk Industries, Inc. (a)	94,539	20,116,008
NACCO Industries, Inc. Class A	7,854	522,605
New Home Co. LLC (a)(b)	11,951	129,668
Newell Brands, Inc.	720,659	38,252,580
NVR, Inc. (a)	5,363	9,046,308
PulteGroup, Inc. (b)	460,762	9,846,484
Skullcandy, Inc. (a)	34,243	216,416
Skyline Corp. (a)	21,741	260,892
Stanley Furniture Co., Inc.	5,699	11,113
Taylor Morrison Home Corp. (a)	40,708	718,089
Tempur Sealy International, Inc. (a)(b)	91,766	7,196,290
Toll Brothers, Inc. (a)	226,510	7,042,196
TopBuild Corp. (a)	55,530	1,894,684
TRI Pointe Homes, Inc. (a)	234,174	3,175,399
Tupperware Brands Corp. (b)	71,204	4,665,998
Turtle Beach Corp. (a)(b)	6,672	6,872
UCP, Inc. (a)	9,479	80,003
Universal Electronics, Inc. (a)	22,307	1,651,387
Vuzix Corp. (a)(b)	16,394	145,087
WCI Communities, Inc. (a)	24,951	469,578
Whirlpool Corp.	114,000	20,364,960
William Lyon Homes, Inc. (a)(b)	35,265	608,321
Zagg, Inc. (a)	38,365	278,914
		212,951,898
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	486,560
Amazon.com, Inc. (a)	579,070	445,397,481
Blue Nile, Inc.	17,894	616,627
Duluth Holdings, Inc. (b)	12,299	372,783
Etsy, Inc. (a)	36,404	489,998
EVINE Live, Inc. (a)	71,405	126,387
Expedia, Inc.	172,749	18,850,371
FTD Companies, Inc. (a)	25,393	596,736
Gaia, Inc. Class A (a)	12,609	99,989
Groupon, Inc. Class A (a)(b)	645,768	3,441,943
HSN, Inc.	48,658	2,032,931
Lands' End, Inc. (a)(b)	26,352	463,795
Liberty Interactive Corp.:
(Venture Group) Series A (a)	213,209	8,217,075
QVC Group Series A (a)	678,792	14,342,875
Liberty TripAdvisor Holdings, Inc. (a)	113,996	2,372,257
Netflix, Inc. (a)	641,172	62,482,211
NutriSystem, Inc.	46,905	1,351,802
Overstock.com, Inc. (a)	24,847	382,892
PetMed Express, Inc. (b)	32,292	651,007
Priceline Group, Inc. (a)	73,953	104,771,434
Shutterfly, Inc. (a)(b)	48,378	2,429,543
TripAdvisor, Inc. (a)	168,760	10,294,360
U.S. Auto Parts Network, Inc. (a)	5,048	18,880
Wayfair LLC Class A (a)(b)	39,043	1,503,546
		681,793,483
Leisure Products - 0.2%
Arctic Cat, Inc. (b)	18,718	265,234
Black Diamond, Inc. (a)	32,583	149,882
Brunswick Corp.	137,381	6,318,152
Callaway Golf Co.	134,839	1,539,861
Escalade, Inc.	7,022	85,177
Hasbro, Inc.	168,318	13,758,313
JAKKS Pacific, Inc. (a)(b)	19,661	181,078
Johnson Outdoors, Inc. Class A	3,505	117,943
Malibu Boats, Inc. Class A (a)	23,351	319,675
Marine Products Corp.	11,741	104,612
Mattel, Inc.	503,388	16,677,244
MCBC Holdings, Inc. (a)	4,800	57,312
Nautilus, Inc. (a)	41,820	973,988
Polaris Industries, Inc. (b)	94,246	8,165,473
Smith & Wesson Holding Corp. (a)(b)	80,794	2,274,351
Sturm, Ruger & Co., Inc. (b)	28,534	1,748,849
Summer Infant, Inc. (a)	32,605	76,296
Vista Outdoor, Inc. (a)	94,769	3,773,702
		56,587,142
Media - 2.9%
A.H. Belo Corp. Class A	22,177	138,606
AMC Entertainment Holdings, Inc. Class A	30,240	919,598
AMC Networks, Inc. Class A (a)	91,288	4,960,590
Ballantyne of Omaha, Inc. (a)	17,964	111,377
Cable One, Inc.	6,260	3,387,411
Carmike Cinemas, Inc. (a)	37,234	1,194,839
CBS Corp. Class B	634,240	32,365,267
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	207,121
Charter Communications, Inc. Class A (a)	323,183	83,125,899
Cinedigm Corp. (a)	5,614	8,646
Cinemark Holdings, Inc.	164,899	6,373,346
Clear Channel Outdoor Holding, Inc. Class A	57,659	389,198
Comcast Corp. Class A	3,615,797	235,966,912
Cumulus Media, Inc. Class A (a)(b)	143,016	57,206
Daily Journal Corp. (a)	644	149,414
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,310,358
Class C (non-vtg.) (a)	327,382	8,125,621
DISH Network Corp. Class A (a)	334,463	16,800,076
E.W. Scripps Co. Class A (a)(b)	84,251	1,431,424
Emmis Communications Corp. Class A (a)	1,993	8,012
Entercom Communications Corp. Class A	25,850	354,404
Entravision Communication Corp. Class A	84,255	633,598
Gannett Co., Inc.	167,355	1,996,545
Global Eagle Entertainment, Inc. (a)	63,441	527,829
Gray Television, Inc. (a)	96,772	1,086,750
Harte-Hanks, Inc.	45,482	73,681
Hemisphere Media Group, Inc. (a)(b)	10,964	146,150
Insignia Systems, Inc. (a)	5,038	11,235
Interpublic Group of Companies, Inc.	606,618	14,037,141
John Wiley & Sons, Inc. Class A	79,959	4,648,017
Lee Enterprises, Inc. (a)	58,988	164,577
Liberty Broadband Corp.:
Class A (a)	33,151	2,236,035
Class C (a)(b)	99,103	6,791,529
Liberty Global PLC:
Class A (a)	413,393	13,083,888
Class C (a)	991,479	30,567,298
LiLAC Class A (a)	71,511	2,011,604
LiLAC Class C (a)	180,800	5,163,648
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	239,929
Liberty Braves Class C (a)	68,302	1,124,251
Liberty Media Class A (a)	35,684	763,638
Liberty Media Class C (a)	79,458	1,689,277
Liberty SiriusXM Class A (a)	142,736	4,783,083
Liberty SiriusXM Class C (a)	317,834	10,561,624
Lions Gate Entertainment Corp. (b)	144,045	3,019,183
Live Nation Entertainment, Inc. (a)	224,734	6,004,892
Loral Space & Communications Ltd. (a)	17,760	647,530
Media General, Inc. (a)	134,814	2,382,163
Meredith Corp.	55,681	2,953,320
MSG Network, Inc. Class A (a)	103,460	1,808,481
National CineMedia, Inc.	85,967	1,285,207
New Media Investment Group, Inc.	54,682	873,818
News Corp.:
Class A	686,011	9,645,315
Class B	50,000	721,500
Nexstar Broadcasting Group, Inc. Class A (b)	42,990	2,266,433
Omnicom Group, Inc. (b)	349,461	30,099,076
Radio One, Inc. Class D (non-vtg.) (a)(b)	32,336	111,883
Reading International, Inc. Class A (a)	17,900	242,187
Regal Entertainment Group Class A (b)	155,625	3,327,263
RLJ Entertainment, Inc. (a)	5,726	12,712
Saga Communications, Inc. Class A	3,882	157,881
Salem Communications Corp. Class A	10,842	68,196
Scholastic Corp.	44,904	1,807,835
Scripps Networks Interactive, Inc. Class A	138,297	8,763,881
Sinclair Broadcast Group, Inc. Class A	97,962	2,789,958
Sirius XM Holdings, Inc. (a)(b)	3,124,954	12,937,310
Sizmek, Inc. (a)	26,444	102,338
Spanish Broadcasting System, Inc. Class A (a)	698	2,178
Starz Series A (a)(b)	128,013	3,992,725
Tegna, Inc.	316,572	6,413,749
The Madison Square Garden Co. (a)	30,403	5,492,302
The McClatchy Co. Class A (a)	6,072	100,067
The New York Times Co. Class A	193,567	2,504,757
The Walt Disney Co.	2,230,971	210,737,521
Time Warner, Inc.	1,172,517	91,937,058
Time, Inc.	174,762	2,464,144
Townsquare Media, Inc. (a)	1,285	12,529
Tribune Media Co. Class A	139,096	5,296,776
Tribune Publishing Co.	64,413	1,091,800
Twenty-First Century Fox, Inc.:
Class A	1,642,818	40,314,754
Class B	631,595	15,695,136
Viacom, Inc. Class B (non-vtg.)	534,884	21,577,221
World Wrestling Entertainment, Inc. Class A (b)	44,310	920,319
		1,005,308,050
Multiline Retail - 0.5%
Big Lots, Inc. (b)	72,215	3,561,644
Dillard's, Inc. Class A (b)	32,687	1,969,065
Dollar General Corp.	424,301	31,147,936
Dollar Tree, Inc. (a)	352,245	29,130,662
Fred's, Inc. Class A	52,965	599,034
Gordmans Stores, Inc. (a)(b)	10,233	12,177
JC Penney Corp., Inc. (a)(b)	439,535	4,144,815
Kohl's Corp.	277,907	12,333,513
Macy's, Inc.	475,939	17,219,473
Nordstrom, Inc. (b)	188,972	9,535,527
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	46,822	1,190,215
Sears Holdings Corp. (a)(b)	72,471	997,926
Target Corp.	888,841	62,387,750
The Bon-Ton Stores, Inc. (b)	19,775	33,815
Tuesday Morning Corp. (a)	61,992	413,487
		174,677,039
Specialty Retail - 2.5%
Aarons, Inc. Class A	98,760	2,405,794
Abercrombie & Fitch Co. Class A	93,188	1,653,155
Advance Auto Parts, Inc.	108,782	17,120,111
America's Car Mart, Inc. (a)(b)	10,422	407,917
American Eagle Outfitters, Inc. (b)	259,564	4,812,317
Armstrong Flooring, Inc. (a)	31,894	657,654
Asbury Automotive Group, Inc. (a)	40,476	2,174,371
Ascena Retail Group, Inc. (a)(b)	266,405	2,168,537
AutoNation, Inc. (a)(b)	105,216	4,981,978
AutoZone, Inc. (a)(b)	44,742	33,189,616
Barnes & Noble Education, Inc. (a)	60,796	680,307
Barnes & Noble, Inc.	82,041	940,190
bebe stores, Inc. (a)(b)	66,951	51,037
Bed Bath & Beyond, Inc.	241,299	11,189,035
Best Buy Co., Inc.	416,544	16,028,613
Big 5 Sporting Goods Corp.	23,104	289,031
Boot Barn Holdings, Inc. (a)(b)	24,133	298,767
Build-A-Bear Workshop, Inc. (a)	15,205	176,378
Burlington Stores, Inc. (a)	108,131	8,782,400
Cabela's, Inc. Class A (a)	69,413	3,400,543
Caleres, Inc.	68,568	1,778,654
CarMax, Inc. (a)(b)	288,976	17,035,135
Chico's FAS, Inc.	193,672	2,455,761
Christopher & Banks Corp. (a)	57,707	85,406
Citi Trends, Inc.	19,731	385,741
Conn's, Inc. (a)(b)	39,904	270,948
CST Brands, Inc.	111,059	5,309,731
Destination Maternity Corp. (b)	22,235	134,522
Destination XL Group, Inc. (a)(b)	51,406	238,010
Dick's Sporting Goods, Inc.	134,800	7,899,280
DSW, Inc. Class A	102,377	2,451,929
Express, Inc. (a)	106,219	1,256,571
Finish Line, Inc. Class A	63,867	1,537,279
Five Below, Inc. (a)(b)	81,557	3,634,180
Foot Locker, Inc.	204,638	13,432,438
Francesca's Holdings Corp. (a)	57,702	787,632
GameStop Corp. Class A	148,697	4,221,508
Gap, Inc. (b)	334,296	8,313,942
Genesco, Inc. (a)	32,141	2,334,722
GNC Holdings, Inc.	120,441	2,532,874
Group 1 Automotive, Inc.	30,918	1,834,674
Guess?, Inc.	92,962	1,545,958
Haverty Furniture Companies, Inc.	30,217	604,340
hhgregg, Inc. (a)(b)	15,184	31,583
Hibbett Sports, Inc. (a)(b)	34,547	1,325,568
Home Depot, Inc.	1,862,372	249,781,333
Kirkland's, Inc. (a)	21,240	266,137
L Brands, Inc.	377,596	28,776,591
Lithia Motors, Inc. Class A (sub. vtg.)	33,974	2,812,028
Lowe's Companies, Inc.	1,331,214	101,917,744
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	545,706
MarineMax, Inc. (a)	36,815	730,041
Mattress Firm Holding Corp. (a)	31,383	2,006,943
Michaels Companies, Inc. (a)	154,324	3,697,603
Monro Muffler Brake, Inc.	48,486	2,735,095
Murphy U.S.A., Inc. (a)	55,943	4,090,552
New York & Co., Inc. (a)	34,393	77,384
O'Reilly Automotive, Inc. (a)(b)	145,560	40,749,522
Office Depot, Inc.	731,144	2,690,610
Outerwall, Inc. (b)	30,388	1,578,960
Party City Holdco, Inc. (a)(b)	32,051	558,328
Penske Automotive Group, Inc. (b)	59,093	2,676,913
Perfumania Holdings, Inc. (a)	876	1,927
Pier 1 Imports, Inc. (b)	118,802	547,677
Rent-A-Center, Inc.	93,716	1,145,210
Restoration Hardware Holdings, Inc. (a)(b)	53,020	1,788,365
Ross Stores, Inc.	599,640	37,321,594
Sally Beauty Holdings, Inc. (a)	219,034	5,962,105
Sears Hometown & Outlet Stores, Inc. (a)	10,000	65,800
Select Comfort Corp. (a)	68,724	1,804,005
Shoe Carnival, Inc. (b)	21,330	632,648
Signet Jewelers Ltd. (b)	116,570	9,556,409
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	688,348
Sportsman's Warehouse Holdings, Inc. (a)	48,606	498,212
Stage Stores, Inc.	38,699	208,201
Staples, Inc.	965,881	8,267,941
Stein Mart, Inc.	40,412	324,912
Tailored Brands, Inc.	69,976	922,284
The Buckle, Inc. (b)	40,527	1,044,381
The Cato Corp. Class A (sub. vtg.)	36,544	1,252,728
The Children's Place Retail Stores, Inc.	27,695	2,254,373
The Container Store Group, Inc. (a)(b)	22,029	117,194
Tiffany & Co., Inc. (b)	160,791	11,475,654
Tile Shop Holdings, Inc. (a)	56,926	885,199
Tilly's, Inc. (a)	14,113	123,348
TJX Companies, Inc.	989,887	76,656,849
Tractor Supply Co.	206,299	17,318,801
Trans World Entertainment Corp. (a)	2,977	11,045
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	93,177	23,034,286
Urban Outfitters, Inc. (a)(b)	126,843	4,547,322
Vitamin Shoppe, Inc. (a)(b)	45,231	1,253,803
West Marine, Inc. (a)	16,394	151,317
Williams-Sonoma, Inc. (b)	125,525	6,607,636
Winmark Corp.	1,991	206,268
Zumiez, Inc. (a)(b)	31,066	518,802
		855,732,271
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	76,972	7,334,662
Cherokee, Inc. (a)	20,319	228,792
Coach, Inc.	408,267	15,587,634
Columbia Sportswear Co.	42,368	2,379,811
Crocs, Inc. (a)(b)	126,644	1,094,204
Culp, Inc.	12,256	388,638
Deckers Outdoor Corp. (a)(b)	43,271	2,827,760
Delta Apparel, Inc. (a)	4,312	76,236
Fossil Group, Inc. (a)(b)	57,633	1,645,998
G-III Apparel Group Ltd. (a)(b)	62,089	1,960,150
Hanesbrands, Inc.	570,873	15,150,969
Iconix Brand Group, Inc. (a)(b)	101,691	854,204
Joe's Jeans, Inc. (a)	1,083	5,870
Kate Spade & Co. (a)	181,897	3,394,198
Lakeland Industries, Inc. (a)	6,813	67,244
lululemon athletica, Inc. (a)(b)	157,883	12,079,628
Michael Kors Holdings Ltd. (a)(b)	267,639	13,100,929
Movado Group, Inc.	39,217	890,226
NIKE, Inc. Class B	1,997,759	115,150,829
Oxford Industries, Inc.	19,698	1,229,352
Perry Ellis International, Inc. (a)	15,961	297,513
PVH Corp.	121,699	13,114,284
Ralph Lauren Corp.	84,234	8,728,327
Rocky Brands, Inc.	8,326	88,006
Sequential Brands Group, Inc. (a)	63,961	466,276
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	194,933	4,738,821
Steven Madden Ltd. (a)	86,611	3,039,180
Superior Uniform Group, Inc.	11,974	203,319
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	267,988	10,620,364
Class C (non-vtg.)	275,221	9,811,629
Unifi, Inc. (a)	22,047	573,883
Vera Bradley, Inc. (a)	29,957	448,157
VF Corp.	494,491	30,683,167
Vince Holding Corp. (a)(b)	26,763	187,876
Wolverine World Wide, Inc.	157,560	3,767,260
		282,215,396

TOTAL CONSUMER DISCRETIONARY		4,428,592,478

CONSUMER STAPLES - 8.8%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,701,576
Brown-Forman Corp.:
Class A	40,000	2,069,600
Class B (non-vtg.)	343,578	16,680,712
Castle Brands, Inc. (a)(b)	38,689	34,050
Coca-Cola Bottling Co. Consolidated	6,914	1,039,174
Constellation Brands, Inc. Class A (sub. vtg.)	266,020	43,640,581
Craft Brew Alliance, Inc. (a)	6,981	138,573
Dr. Pepper Snapple Group, Inc.	279,029	26,145,017
MGP Ingredients, Inc.	19,078	761,975
Molson Coors Brewing Co. Class B	274,721	28,109,453
Monster Beverage Corp. (a)	210,497	32,393,383
National Beverage Corp. (a)	22,740	1,130,860
PepsiCo, Inc.	2,158,689	230,440,051
Primo Water Corp. (a)	33,980	393,488
REED'S, Inc. (a)(b)	1,830	6,570
The Coca-Cola Co.	5,828,206	253,118,987
		638,804,050
Food & Staples Retailing - 1.9%
Andersons, Inc.	40,155	1,483,727
Casey's General Stores, Inc.	58,579	7,692,008
Chefs' Warehouse Holdings (a)(b)	22,894	252,292
Costco Wholesale Corp.	655,171	106,196,667
CVS Health Corp.	1,612,057	150,566,124
Ingles Markets, Inc. Class A	19,385	733,335
Kroger Co.	1,444,721	46,216,625
Manitowoc Foodservice, Inc. (a)	202,413	3,264,922
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	149,213
Performance Food Group Co.	62,824	1,614,577
PriceSmart, Inc.	32,376	2,704,367
Rite Aid Corp. (a)	1,597,430	12,028,648
Smart & Final Stores, Inc. (a)	46,551	594,922
SpartanNash Co.	61,272	1,961,929
Sprouts Farmers Market LLC (a)(b)	208,239	4,691,625
SUPERVALU, Inc. (a)	422,858	2,317,262
Sysco Corp.	773,416	40,109,354
United Natural Foods, Inc. (a)	75,425	3,439,380
Village Super Market, Inc. Class A	8,594	274,922
Wal-Mart Stores, Inc.	2,286,500	163,347,560
Walgreens Boots Alliance, Inc.	1,292,985	104,356,819
Weis Markets, Inc.	21,073	1,073,459
Whole Foods Market, Inc. (b)	483,264	14,681,560
		669,751,297
Food Products - 1.8%
Alico, Inc.	4,002	112,376
Amplify Snack Brands, Inc. (a)(b)	47,704	807,629
Archer Daniels Midland Co.	885,122	38,732,939
B&G Foods, Inc. Class A	100,996	4,795,290
Blue Buffalo Pet Products, Inc. (a)	113,569	2,927,809
Bunge Ltd.	210,620	13,458,618
Cal-Maine Foods, Inc. (b)	44,003	2,021,498
Calavo Growers, Inc. (b)	26,199	1,544,431
Campbell Soup Co.	264,551	16,063,537
Coffee Holding Co., Inc. (a)	3,401	19,488
ConAgra Foods, Inc.	652,603	30,417,826
Darling International, Inc. (a)	262,702	3,698,844
Dean Foods Co.	129,419	2,227,301
Farmer Brothers Co. (a)(b)	9,145	292,823
Flowers Foods, Inc.	273,354	4,075,708
Fresh Del Monte Produce, Inc.	55,694	3,239,720
Freshpet, Inc. (a)(b)	24,280	255,183
General Mills, Inc.	877,926	62,174,719
Hormel Foods Corp. (b)	402,619	15,404,203
Ingredion, Inc.	106,403	14,572,955
Inventure Foods, Inc. (a)(b)	20,016	193,955
J&J Snack Foods Corp.	22,542	2,750,124
John B. Sanfilippo & Son, Inc.	17,222	885,555
Kellogg Co.	375,963	30,907,918
Lancaster Colony Corp.	32,520	4,374,916
Landec Corp. (a)	35,757	463,411
Lifeway Foods, Inc. (a)	1,962	24,329
Limoneira Co. (b)	13,723	227,939
McCormick & Co., Inc. (non-vtg.)	174,375	17,779,275
Mead Johnson Nutrition Co. Class A	278,140	23,661,370
Mondelez International, Inc.	2,324,761	104,660,740
Omega Protein Corp. (a)	32,056	808,132
Pilgrim's Pride Corp. (b)	94,260	2,175,521
Pinnacle Foods, Inc.	162,438	8,227,485
Post Holdings, Inc. (a)(b)	94,017	7,970,761
Sanderson Farms, Inc. (b)	29,751	2,862,939
Seaboard Corp. (a)	422	1,365,170
Seneca Foods Corp. Class A (a)	9,032	266,444
Snyders-Lance, Inc.	123,172	4,352,898
The Hain Celestial Group, Inc. (a)	156,670	5,757,623
The Hershey Co.	209,557	20,932,649
The J.M. Smucker Co.	179,861	25,502,491
The Kraft Heinz Co.	892,588	79,877,700
Tootsie Roll Industries, Inc. (b)	45,637	1,738,313
TreeHouse Foods, Inc. (a)(b)	83,722	7,930,985
Tyson Foods, Inc. Class A	451,883	34,148,798
WhiteWave Foods Co. (a)	262,227	14,535,243
		621,225,581
Household Products - 1.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	1,723,642
Church & Dwight Co., Inc.	198,610	19,745,806
Clorox Co.	194,051	25,428,443
Colgate-Palmolive Co.	1,332,142	99,031,436
Energizer Holdings, Inc.	101,117	4,997,202
HRG Group, Inc. (a)	196,180	3,172,231
Kimberly-Clark Corp.	538,511	68,961,719
Oil-Dri Corp. of America	2,105	79,548
Orchids Paper Products Co.	12,438	348,015
Procter & Gamble Co.	3,970,598	346,672,911
Spectrum Brands Holdings, Inc.	41,932	5,627,274
WD-40 Co.	22,073	2,612,340
		578,400,567
Personal Products - 0.2%
Avon Products, Inc.	657,622	3,748,445
Coty, Inc. Class A (b)	113,859	3,068,500
Cyanotech Corp. (a)	2,300	8,786
DS Healthcare Group, Inc. (a)	14,476	9,554
Edgewell Personal Care Co. (a)	87,497	7,000,635
Elizabeth Arden, Inc. (a)	31,918	445,575
Estee Lauder Companies, Inc. Class A	332,192	29,641,492
Herbalife Ltd. (a)(b)	101,046	6,138,545
Inter Parfums, Inc.	25,837	882,850
LifeVantage Corp. (a)(b)	19,206	235,466
Mannatech, Inc. (a)	599	10,129
MediFast, Inc.	14,005	514,964
Natural Health Trends Corp. (b)	11,452	368,067
Nature's Sunshine Products, Inc.	6,985	94,926
Nu Skin Enterprises, Inc. Class A	81,268	4,703,792
Nutraceutical International Corp. (a)	7,518	190,431
Revlon, Inc. (a)	25,388	918,792
Synutra International, Inc. (a)	26,200	102,704
The Female Health Co. (a)(b)	11,731	15,368
USANA Health Sciences, Inc. (a)(b)	10,174	1,391,193
		59,490,214
Tobacco - 1.4%
22nd Century Group, Inc. (a)(b)	13,751	14,026
Alliance One International, Inc. (a)	8,945	189,902
Altria Group, Inc.	2,917,452	192,814,403
Philip Morris International, Inc.	2,321,458	231,983,298
Reynolds American, Inc.	1,240,899	61,511,363
Universal Corp. (b)	35,243	2,120,571
Vector Group Ltd.	149,599	3,337,554
		491,971,117

TOTAL CONSUMER STAPLES		3,059,642,826

ENERGY - 6.4%
Energy Equipment & Services - 1.1%
Archrock, Inc.	117,660	1,296,613
Aspen Aerogels, Inc. (a)	9,858	48,403
Atwood Oceanics, Inc. (b)	79,282	626,328
Baker Hughes, Inc.	660,675	32,458,963
Basic Energy Services, Inc. (a)(b)	48,473	17,983
Bristow Group, Inc.	47,191	538,449
Carbo Ceramics, Inc. (b)	26,245	328,850
Core Laboratories NV (b)	75,489	8,438,160
Dawson Geophysical Co. (a)	19,081	137,574
Diamond Offshore Drilling, Inc. (b)	88,657	1,637,495
Dril-Quip, Inc. (a)	54,128	3,007,893
ENGlobal Corp. (a)	5,637	8,117
Ensco PLC Class A	446,050	3,385,520
Era Group, Inc. (a)	30,759	224,233
Exterran Corp. (a)	59,232	836,948
Fairmount Santrol Holidings, Inc. (a)(b)	145,270	1,079,356
FMC Technologies, Inc. (a)	334,889	9,443,870
Forbes Energy Services Ltd. (a)	500	78
Forum Energy Technologies, Inc. (a)	101,611	1,785,305
Frank's International NV (b)	66,668	766,015
Geospace Technologies Corp. (a)(b)	25,924	458,077
Gulf Island Fabrication, Inc.	17,861	157,177
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	66,263
Halliburton Co.	1,271,328	54,679,817
Helix Energy Solutions Group, Inc. (a)	157,857	1,183,928
Helmerich & Payne, Inc. (b)	160,774	9,720,396
Hornbeck Offshore Services, Inc. (a)(b)	41,835	228,837
Independence Contract Drilling, Inc. (a)	45,769	230,676
ION Geophysical Corp. (a)	10,360	60,502
Matrix Service Co. (a)	47,813	884,062
McDermott International, Inc. (a)(b)	337,356	1,764,372
Mitcham Industries, Inc. (a)	23,287	63,341
Nabors Industries Ltd.	435,341	4,327,290
National Oilwell Varco, Inc.	561,387	18,828,920
Natural Gas Services Group, Inc. (a)	21,602	510,671
Newpark Resources, Inc. (a)	122,453	864,518
Noble Corp. (b)	354,375	2,041,200
Oceaneering International, Inc. (b)	146,128	3,875,315
Oil States International, Inc. (a)	74,010	2,295,790
Parker Drilling Co. (a)	180,331	387,712
Patterson-UTI Energy, Inc.	212,278	4,137,298
PHI, Inc. (non-vtg.) (a)	18,377	342,364
Pioneer Energy Services Corp. (a)	82,168	273,619
Profire Energy, Inc. (a)	14,213	16,629
RigNet, Inc. (a)	15,376	194,045
Rowan Companies PLC (b)	188,027	2,342,816
RPC, Inc. (a)(b)	95,956	1,471,005
Schlumberger Ltd.	2,083,544	164,599,976
SEACOR Holdings, Inc. (a)(b)	30,397	1,786,736
Superior Energy Services, Inc.	221,684	3,730,942
Synthesis Energy Systems, Inc. (a)(b)	138,081	190,552
Tesco Corp.	53,676	365,534
TETRA Technologies, Inc. (a)	113,155	684,588
Tidewater, Inc. (b)	65,412	213,897
Transocean Ltd. (United States) (b)	511,262	4,959,241
U.S. Silica Holdings, Inc.	89,237	3,502,552
Unit Corp. (a)	76,035	1,299,438
Weatherford International Ltd. (a)(b)	1,348,918	7,378,581
Willbros Group, Inc. (a)	69,552	134,931
		366,319,761
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corp. (a)	126,005	176,407
Adams Resources & Energy, Inc.	2,090	77,539
Aemetis, Inc. (a)	10,055	15,585
Alon U.S.A. Energy, Inc.	48,399	395,904
Amyris, Inc. (a)(b)	58,883	23,583
Anadarko Petroleum Corp.	770,674	41,207,939
Antero Resources Corp. (a)	197,043	5,036,419
Apache Corp.	573,809	28,518,307
Approach Resources, Inc. (a)(b)	44,511	147,777
Ardmore Shipping Corp.	32,573	235,177
Barnwell Industries, Inc. (a)	2,847	4,271
Bill Barrett Corp. (a)(b)	78,342	520,191
Bonanza Creek Energy, Inc. (a)(b)	47,310	48,256
Cabot Oil & Gas Corp.	693,626	17,084,008
California Resources Corp.	56,977	565,782
Callon Petroleum Co. (a)	205,694	2,992,848
Carrizo Oil & Gas, Inc. (a)(b)	113,078	4,329,757
Cheniere Energy, Inc. (a)	354,437	15,205,347
Chesapeake Energy Corp. (a)(b)	874,311	5,551,875
Chevron Corp.	2,819,477	283,582,997
Cimarex Energy Co.	141,046	18,643,460
Clayton Williams Energy, Inc. (a)	7,754	489,355
Clean Energy Fuels Corp. (a)(b)	142,581	623,079
Cloud Peak Energy, Inc. (a)(b)	86,697	358,059
Cobalt International Energy, Inc. (a)(b)	514,040	616,848
Comstock Resources, Inc. (a)	10,040	68,975
Concho Resources, Inc. (a)(b)	208,218	26,901,766
ConocoPhillips Co.	1,866,930	76,637,477
CONSOL Energy, Inc. (b)	335,944	6,127,619
Contango Oil & Gas Co. (a)	29,433	284,323
Continental Resources, Inc. (a)(b)	119,790	5,745,128
CVR Energy, Inc.	23,933	349,182
Delek U.S. Holdings, Inc.	76,562	1,343,663
Denbury Resources, Inc. (b)	635,481	1,957,281
Devon Energy Corp.	797,511	34,556,152
Diamondback Energy, Inc.	114,820	10,936,605
Earthstone Energy, Inc. (a)	10,660	103,828
Eclipse Resources Corp. (a)(b)	144,154	491,565
Energen Corp.	141,030	8,109,225
EOG Resources, Inc.	828,212	73,288,480
EP Energy Corp. (a)(b)	55,228	227,539
EQT Corp.	257,988	18,446,142
Evolution Petroleum Corp.	29,931	169,709
EXCO Resources, Inc. (a)(b)	234,793	239,489
Exxon Mobil Corp.	6,208,500	541,008,690
Gastar Exploration, Inc. (a)(b)	200,271	186,252
Gener8 Maritime, Inc. (a)(b)	28,403	142,299
Gevo, Inc. (a)(b)	156,088	92,092
Green Plains, Inc.	56,901	1,381,556
Gulfport Energy Corp. (a)	202,762	5,798,993
Halcon Resources Corp. (a)	128,274	42,330
Hallador Energy Co.	19,418	122,916
Harvest Natural Resources, Inc. (a)(b)	51,649	30,111
Hess Corp.	388,275	21,083,333
HollyFrontier Corp. (b)	258,598	6,692,516
Houston American Energy Corp. (a)	36,485	6,932
Isramco, Inc. (a)(b)	123	9,643
Jones Energy, Inc. (a)	48,096	133,226
Kinder Morgan, Inc.	2,734,618	59,751,403
Kosmos Energy Ltd. (a)(b)	234,975	1,459,195
Laredo Petroleum, Inc. (a)(b)	206,477	2,535,538
Lucas Energy, Inc. (a)(b)	376	1,369
Magellan Petroleum Corp. (a)	4,486	24,673
Marathon Oil Corp.	1,274,232	19,138,965
Marathon Petroleum Corp.	793,259	33,721,440
Matador Resources Co. (a)(b)	120,295	2,760,770
Memorial Resource Development Corp. (a)	137,389	1,978,402
Murphy Oil Corp.	238,682	6,377,583
Newfield Exploration Co. (a)	290,855	12,611,473
Noble Energy, Inc.	644,778	22,231,945
Northern Oil & Gas, Inc. (a)(b)	93,777	303,837
Oasis Petroleum, Inc. (a)	262,021	2,483,959
Occidental Petroleum Corp.	1,137,614	87,425,636
ONEOK, Inc.	309,016	14,489,760
Pacific Ethanol, Inc. (a)(b)	28,969	187,140
Panhandle Royalty Co. Class A	17,964	310,777
Par Pacific Holdings, Inc. (a)(b)	48,252	590,604
Par Pacific Holdings, Inc. rights 9/14/16 (a)	48,252	1,882
Parsley Energy, Inc. Class A (a)	207,948	7,039,040
PBF Energy, Inc. Class A (b)	150,971	3,306,265
PDC Energy, Inc. (a)	74,173	4,925,087
Petroquest Energy, Inc. (a)	17,737	57,291
Phillips 66 Co.	697,774	54,740,370
Pioneer Natural Resources Co.	243,217	43,548,004
QEP Resources, Inc.	350,600	6,696,460
Range Resources Corp. (b)	250,526	9,662,788
Renewable Energy Group, Inc. (a)(b)	48,243	432,740
Resolute Energy Corp. (a)	22,096	373,643
Rex American Resources Corp. (a)(b)	8,227	661,780
Rex Energy Corp. (a)(b)	63,386	36,764
Rice Energy, Inc. (a)	184,903	4,862,949
Ring Energy, Inc. (a)(b)	56,390	559,389
RSP Permian, Inc. (a)(b)	102,001	3,983,139
Sanchez Energy Corp. (a)(b)	93,925	806,816
SemGroup Corp. Class A	76,064	2,365,590
SM Energy Co.	128,192	4,855,913
Southwestern Energy Co. (a)(b)	702,361	9,769,842
Spectra Energy Corp.	1,034,278	36,840,982
Stone Energy Corp. (a)	6,709	73,531
Synergy Resources Corp. (a)(b)	287,890	1,885,680
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	241,887	10,541,435
Teekay Corp. (b)	68,637	496,246
Tengasco, Inc.(a)	1,261	1,311
Tesoro Corp.	178,684	13,476,347
The Williams Companies, Inc.	1,023,019	28,583,151
TransAtlantic Petroleum Ltd. (a)	18,382	13,419
Triangle Petroleum Corp. (a)(b)	83,126	18,737
U.S. Energy Corp. (a)	2,263	4,503
Uranium Energy Corp. (a)(b)	101,154	102,166
Uranium Resources, Inc. (a)	2,190	3,373
VAALCO Energy, Inc. (a)	68,248	72,343
Valero Energy Corp.	701,976	38,854,372
Vertex Energy, Inc. (a)(b)	17,824	22,458
W&T Offshore, Inc. (a)(b)	37,319	63,815
Western Refining, Inc.	121,146	3,048,033
Westmoreland Coal Co. (a)	23,319	178,857
Whiting Petroleum Corp. (a)(b)	411,585	3,000,455
World Fuel Services Corp.	106,709	4,757,087
WPX Energy, Inc. (a)	504,739	6,056,868
Zion Oil & Gas, Inc. (a)	27,782	38,895
		1,844,370,092

TOTAL ENERGY		2,210,689,853

FINANCIALS - 18.2%
Banks - 5.7%
1st Source Corp.	33,223	1,175,762
Access National Corp.	1,270	28,296
ACNB Corp.	3,789	103,061
Allegiance Bancshares, Inc. (a)(b)	3,297	86,546
American National Bankshares, Inc.	2,748	73,564
Ameris Bancorp	34,183	1,190,252
Ames National Corp.	2,652	72,187
Arrow Financial Corp.	16,456	533,504
Associated Banc-Corp.	228,253	4,528,540
Atlantic Capital Bancshares, Inc. (a)	10,644	164,024
Banc of California, Inc.	63,971	1,427,833
BancFirst Corp.	17,711	1,214,975
Bancorp, Inc., Delaware (a)	42,844	265,204
BancorpSouth, Inc.	112,604	2,803,840
Bank of America Corp.	15,351,512	247,773,404
Bank of Hawaii Corp.	74,301	5,352,644
Bank of Marin Bancorp	5,058	246,426
Bank of the Ozarks, Inc. (b)	135,219	5,297,880
BankUnited, Inc.	158,862	5,107,413
Banner Corp.	37,219	1,648,057
Bar Harbor Bankshares	4,029	148,267
BB&T Corp.	1,236,842	47,618,417
BBCN Bancorp, Inc.	193,571	3,329,421
BCB Bancorp, Inc.	2,814	30,785
Berkshire Hills Bancorp, Inc.	55,545	1,549,150
Blue Hills Bancorp, Inc.	41,132	606,697
BNC Bancorp	71,010	1,744,716
BOK Financial Corp. (b)	49,801	3,439,755
Boston Private Financial Holdings, Inc.	128,855	1,659,652
Bridge Bancorp, Inc.	16,022	477,616
Brookline Bancorp, Inc., Delaware	100,105	1,195,254
Bryn Mawr Bank Corp.	22,435	721,734
C & F Financial Corp.	1,992	84,680
Camden National Corp.	9,213	426,009
Capital Bank Financial Corp. Series A	38,584	1,208,065
Capital City Bank Group, Inc.	7,146	99,973
Cardinal Financial Corp.	51,939	1,394,562
Carolina Financial Corp.	11,511	246,911
Cascade Bancorp (a)	23,889	143,812
Cathay General Bancorp	106,141	3,334,950
Centerstate Banks of Florida, Inc.	74,327	1,336,399
Central Pacific Financial Corp.	46,756	1,196,486
Central Valley Community Bancorp (b)	3,159	48,522
Century Bancorp, Inc. Class A (non-vtg.)	686	30,102
Chemical Financial Corp. (b)	136,401	3,294,304
CIT Group, Inc.	260,902	9,622,066
Citigroup, Inc.	4,391,829	209,665,916
Citizens & Northern Corp.	8,777	189,759
Citizens Financial Group, Inc.	779,676	19,312,575
City Holding Co.	22,173	1,121,732
CNB Financial Corp., Pennsylvania	7,083	142,722
CoBiz, Inc.	48,540	637,330
Columbia Banking Systems, Inc.	85,736	2,832,717
Comerica, Inc.	245,900	11,628,611
Commerce Bancshares, Inc.	130,299	6,603,553
Community Bank System, Inc.	88,502	4,199,420
Community Trust Bancorp, Inc.	26,677	983,314
CommunityOne Bancorp (a)(b)	12,418	167,395
ConnectOne Bancorp, Inc.	44,434	790,481
CU Bancorp (a)	12,826	310,389
Cullen/Frost Bankers, Inc.	79,042	5,762,162
Customers Bancorp, Inc. (a)	37,395	999,942
CVB Financial Corp.	147,873	2,630,661
Eagle Bancorp, Inc. (a)	43,309	2,241,674
East West Bancorp, Inc.	211,572	7,857,784
Eastern Virginia Bankshares, Inc.	969	7,471
Enterprise Bancorp, Inc.	838	20,808
Enterprise Financial Services Corp.	26,898	828,458
Farmers Capital Bank Corp.	6,822	203,978
Farmers National Banc Corp.	14,652	146,080
FCB Financial Holdings, Inc. Class A (a)	21,708	831,416
Fidelity Southern Corp.	23,895	428,915
Fifth Third Bancorp	1,143,167	23,046,247
Financial Institutions, Inc.	17,365	466,771
First Bancorp, North Carolina	21,530	431,677
First Bancorp, Puerto Rico (a)	202,591	992,696
First Busey Corp.	44,371	1,036,063
First Business Finance Services, Inc.	3,936	89,662
First Citizen Bancshares, Inc.	15,636	4,454,853
First Commonwealth Financial Corp.	139,377	1,423,039
First Community Bancshares, Inc.	12,848	307,967
First Connecticut Bancorp, Inc.	11,897	208,435
First Financial Bancorp, Ohio	94,231	2,054,236
First Financial Bankshares, Inc.	106,325	3,893,622
First Financial Corp., Indiana	17,277	706,284
First Financial Northwest, Inc.	2,197	28,803
First Foundation, Inc. (a)	16,220	406,311
First Horizon National Corp.	287,965	4,428,902
First Internet Bancorp	2,571	61,318
First Interstate Bancsystem, Inc.	24,776	761,614
First Merchants Corp.	71,357	1,937,343
First Midwest Bancorp, Inc., Delaware	122,035	2,388,225
First NBC Bank Holding Co. (a)	23,508	307,014
First Northwest Bancorp (a)	5,375	70,735
First of Long Island Corp.	18,380	602,864
First Republic Bank	223,897	17,231,113
First United Corp. (a)	3,018	31,568
Flushing Financial Corp.	47,044	1,090,950
FNB Corp., Pennsylvania	304,396	3,801,906
Franklin Financial Network, Inc. (a)	2,240	77,840
Fulton Financial Corp.	269,904	3,902,812
German American Bancorp, Inc.	18,768	691,788
Glacier Bancorp, Inc.	124,637	3,731,632
Great Southern Bancorp, Inc.	13,342	561,565
Great Western Bancorp, Inc.	87,025	2,979,736
Green Bancorp, Inc. (a)	8,255	84,201
Guaranty Bancorp	20,832	384,975
Hancock Holding Co.	109,529	3,573,931
Hanmi Financial Corp.	44,939	1,178,750
Heartland Financial U.S.A., Inc.	25,788	936,620
Heritage Commerce Corp.	19,687	226,204
Heritage Financial Corp., Washington	51,567	952,958
Heritage Oaks Bancorp	21,517	173,642
Hilltop Holdings, Inc. (a)	119,649	2,708,853
Home Bancshares, Inc.	191,474	4,480,492
HomeTrust Bancshares, Inc. (a)	24,994	477,885
Horizon Bancorp Industries	11,343	317,717
Huntington Bancshares, Inc.	1,571,412	15,729,834
IBERIABANK Corp.	53,736	3,695,425
Independent Bank Corp.	21,519	350,975
Independent Bank Corp., Massachusetts	41,598	2,203,862
Independent Bank Group, Inc.	18,321	804,658
International Bancshares Corp.	86,896	2,576,466
Investors Bancorp, Inc.	599,072	7,338,632
JPMorgan Chase & Co.	5,463,143	368,762,153
KeyCorp	1,584,631	19,902,965
Lakeland Bancorp, Inc.	47,243	644,867
Lakeland Financial Corp.	43,110	1,545,062
LegacyTexas Financial Group, Inc.	64,665	1,961,289
Live Oak Bancshares, Inc.	5,533	78,347
M&T Bank Corp.	243,091	28,764,958
Macatawa Bank Corp.	22,839	177,687
MainSource Financial Group, Inc.	27,700	668,401
MB Financial, Inc.	107,410	4,208,324
MBT Financial Corp.	19,637	166,522
Mercantile Bank Corp.	17,364	465,355
Merchants Bancshares, Inc.	5,246	174,167
Middleburg Financial Corp.	4,711	134,169
Midsouth Bancorp, Inc.	7,208	73,017
MidWestOne Financial Group, Inc.	9,068	270,408
MutualFirst Financial, Inc. (b)	20,181	559,821
National Bank Holdings Corp.	145,617	3,486,071
National Bankshares, Inc. (b)	5,803	208,212
NBT Bancorp, Inc.	92,219	2,977,752
Nicolet Bankshares, Inc. (a)	7,917	296,333
Northrim Bancorp, Inc.	6,518	167,513
OFG Bancorp	53,595	584,721
Old Line Bancshares, Inc.	8,031	155,320
Old National Bancorp, Indiana	180,731	2,559,151
Old Second Bancorp, Inc.	18,605	151,817
Opus Bank	31,202	1,089,574
Orrstown Financial Services, Inc.	5,669	115,591
Pacific Continental Corp.	16,124	266,046
Pacific Mercantile Bancorp (a)	10,321	79,265
Pacific Premier Bancorp, Inc. (a)	30,035	810,645
PacWest Bancorp	182,577	7,907,410
Park National Corp.	20,366	1,948,008
Park Sterling Corp.	62,354	528,762
Peapack-Gladstone Financial Corp.	20,893	417,442
Penns Woods Bancorp, Inc.	3,854	170,270
Peoples Bancorp, Inc.	27,844	661,852
Peoples Financial Corp., Mississippi (a)	2,667	27,950
Peoples Financial Services Corp.	12,111	465,547
Peoples United Financial, Inc. (b)	460,969	7,490,746
Pinnacle Financial Partners, Inc.	67,614	3,833,038
PNC Financial Services Group, Inc.	748,584	67,447,418
Popular, Inc.	171,035	6,723,386
Preferred Bank, Los Angeles	16,109	564,620
Premier Financial Bancorp, Inc.	4,098	68,519
PrivateBancorp, Inc.	128,395	5,899,750
Prosperity Bancshares, Inc.	97,786	5,424,189
QCR Holdings, Inc.	6,184	193,064
Regions Financial Corp.	1,855,063	18,494,978
Renasant Corp.	61,033	2,163,620
Republic Bancorp, Inc., Kentucky Class A	18,205	582,742
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	13,392
S&T Bancorp, Inc.	72,150	2,074,313
Sandy Spring Bancorp, Inc.	36,755	1,158,885
Seacoast Banking Corp., Florida (a)	40,390	664,416
ServisFirst Bancshares, Inc.	44,394	2,326,690
Shore Bancshares, Inc.	6,745	78,444
Sierra Bancorp	8,792	160,278
Signature Bank (a)	83,964	10,244,448
Simmons First National Corp. Class A	56,478	2,834,631
South State Corp.	37,647	2,860,796
Southern First Bancshares, Inc. (a)	3,669	103,979
Southern National Bancorp of Virginia, Inc.	3,574	44,389
Southside Bancshares, Inc.	32,772	1,076,560
Southwest Bancorp, Inc., Oklahoma	21,659	424,083
State Bank Financial Corp.	55,381	1,277,086
Sterling Bancorp	186,202	3,323,706
Stock Yards Bancorp, Inc.	30,796	982,700
Stonegate Bank	14,759	480,553
Suffolk Bancorp	15,697	554,889
Summit Financial Group, Inc.	7,690	149,417
Sun Bancorp, Inc.	9,760	222,918
SunTrust Banks, Inc.	760,630	33,520,964
SVB Financial Group (a)	76,218	8,464,771
Synovus Financial Corp.	198,807	6,576,536
Talmer Bancorp, Inc. Class A	137,867	3,206,786
TCF Financial Corp.	303,183	4,441,631
Texas Capital Bancshares, Inc. (a)	74,662	3,921,248
The First Bancorp, Inc.	2,896	65,189
Tompkins Financial Corp.	22,580	1,669,339
TowneBank	102,762	2,444,708
Trico Bancshares	37,499	1,013,973
TriState Capital Holdings, Inc. (a)	31,167	466,414
Triumph Bancorp, Inc. (a)	15,765	301,427
Trustmark Corp.	94,171	2,670,690
U.S. Bancorp	2,418,850	106,792,228
UMB Financial Corp.	60,645	3,687,216
Umpqua Holdings Corp.	368,620	6,052,740
Union Bankshares Corp.	76,873	2,139,376
Union Bankshares, Inc. (b)	1,824	62,107
United Bankshares, Inc., West Virginia	110,492	4,353,385
United Community Bank, Inc.	91,017	1,909,537
Univest Corp. of Pennsylvania	38,712	903,538
Valley National Bancorp	338,669	3,268,156
Veritex Holdings, Inc. (a)	4,903	84,086
Washington Trust Bancorp, Inc.	22,987	968,902
WashingtonFirst Bankshares, Inc.	4,823	119,948
Webster Financial Corp.	175,987	6,798,378
Wells Fargo & Co.	6,918,071	351,438,007
WesBanco, Inc.	67,375	2,205,184
West Bancorp., Inc.	59,222	1,162,528
Westamerica Bancorp. (b)	45,279	2,301,984
Westbury Bancorp, Inc. (a)	4,860	93,361
Western Alliance Bancorp. (a)	128,709	4,919,258
Wintrust Financial Corp.	75,914	4,219,300
Xenith Bankshares, Inc. (a)	89,921	210,415
Yadkin Financial Corp.	70,939	1,851,508
Your Community Bankshares, Inc.	6,866	267,980
Zions Bancorporation	288,701	8,831,364
		1,964,008,220
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)(b)	77,232	10,970,806
Ameriprise Financial, Inc.	249,771	25,246,853
Arlington Asset Investment Corp.	25,721	382,728
Artisan Partners Asset Management, Inc.	53,526	1,399,705
Ashford, Inc. (a)	1,254	56,430
Associated Capital Group, Inc.	6,083	200,131
Bank of New York Mellon Corp.	1,611,801	67,163,748
BGC Partners, Inc. Class A	270,826	2,375,144
BlackRock, Inc. Class A	187,375	69,855,274
Calamos Asset Management, Inc. Class A	22,184	155,066
Charles Schwab Corp.	1,798,341	56,575,808
Cohen & Steers, Inc.	29,933	1,261,077
Cowen Group, Inc. Class A (a)(b)	169,746	636,548
Diamond Hill Investment Group, Inc.	4,388	830,868
E*TRADE Financial Corp. (a)	448,071	11,820,113
Eaton Vance Corp. (non-vtg.)	172,774	6,916,143
Evercore Partners, Inc. Class A	60,285	3,089,003
FBR & Co.	6,019	85,048
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,269,543
Financial Engines, Inc. (b)	75,157	2,402,769
Franklin Resources, Inc.	551,204	20,118,946
FXCM, Inc. Class A (a)(b)	5,137	47,928
Gain Capital Holdings, Inc.	33,946	218,273
GAMCO Investors, Inc. Class A	6,083	186,566
Goldman Sachs Group, Inc.	579,158	98,144,115
Greenhill & Co., Inc.	34,523	791,958
Houlihan Lokey	18,859	466,949
Institutional Financial Markets, Inc.	6,881	7,844
Interactive Brokers Group, Inc.	98,170	3,522,340
INTL FCStone, Inc. (a)	23,975	863,580
Invesco Ltd.	621,893	19,396,843
Investment Technology Group, Inc.	55,680	856,358
Janus Capital Group, Inc.	187,399	2,786,623
KCG Holdings, Inc. Class A (a)	107,133	1,548,072
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	336,570
Lazard Ltd. Class A	197,923	7,329,089
Legg Mason, Inc.	154,159	5,332,360
LPL Financial (b)	109,368	3,251,511
Manning & Napier, Inc. Class A	21,800	167,424
Moelis & Co. Class A	23,851	642,784
Morgan Stanley	2,266,295	72,657,418
Northern Trust Corp.	316,908	22,370,536
NorthStar Asset Management Group, Inc.	280,199	3,482,874
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	217,700
Piper Jaffray Companies (a)	20,940	929,317
PJT Partners, Inc. (b)	43,421	1,071,196
Pzena Investment Management, Inc.	4,972	38,583
Raymond James Financial, Inc.	189,387	11,016,642
Safeguard Scientifics, Inc. (a)(b)	26,745	377,105
SEI Investments Co.	210,268	9,693,355
Silvercrest Asset Management Group Class A	6,008	74,439
State Street Corp.	593,762	41,705,843
Stifel Financial Corp. (a)	97,319	3,829,503
T. Rowe Price Group, Inc.	368,192	25,604,072
TD Ameritrade Holding Corp.	391,484	12,866,122
U.S. Global Investments, Inc. Class A	7,637	14,969
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	42,805	698,150
Virtus Investment Partners, Inc. (b)	8,765	799,368
Waddell & Reed Financial, Inc. Class A	123,074	2,289,176
Westwood Holdings Group, Inc.	10,927	546,896
WisdomTree Investments, Inc. (b)	153,169	1,608,275
		643,600,477
Consumer Finance - 0.7%
Ally Financial, Inc.	660,316	13,232,733
American Express Co.	1,212,655	79,525,915
Asta Funding, Inc. (a)	4,468	49,729
Atlanticus Holdings Corp. (a)	35,598	107,506
Capital One Financial Corp.	770,747	55,185,485
Cash America International, Inc.	36,022	1,568,038
Consumer Portfolio Services, Inc. (a)	11,930	45,811
Credit Acceptance Corp. (a)(b)	14,900	2,974,785
Discover Financial Services	628,081	37,684,860
Emergent Capital, Inc. (a)(b)	20,885	78,945
Encore Capital Group, Inc. (a)(b)	36,545	787,910
Enova International, Inc. (a)	32,960	316,086
EZCORP, Inc. (non-vtg.) Class A (a)	86,606	896,372
First Cash Financial Services, Inc.	42,812	2,214,237
Green Dot Corp. Class A (a)(b)	74,413	1,726,382
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	147
LendingClub Corp. (a)(b)	328,200	1,775,562
Navient Corp.	519,922	7,476,478
Nelnet, Inc. Class A	31,753	1,124,056
Nicholas Financial, Inc. (a)	5,705	60,302
OneMain Holdings, Inc. (a)(b)	68,948	2,138,077
PRA Group, Inc. (a)(b)	66,508	2,126,926
Regional Management Corp. (a)	12,187	263,483
Santander Consumer U.S.A. Holdings, Inc. (a)	164,266	2,066,466
SLM Corp. (a)	610,909	4,529,890
Synchrony Financial	1,245,067	34,650,215
World Acceptance Corp. (a)(b)	15,268	734,543
		253,340,939
Diversified Financial Services - 2.3%
Bats Global Markets, Inc.	40,579	994,186
BBX Capital Corp. (a)	18,261	362,116
Berkshire Hathaway, Inc. Class B (a)	2,800,945	421,514,213
Broadcom Ltd.	555,406	97,984,727
CBOE Holdings, Inc.	122,451	8,411,159
CME Group, Inc.	506,610	54,891,194
FactSet Research Systems, Inc.	61,361	10,924,099
IntercontinentalExchange, Inc.	177,716	50,119,466
Leucadia National Corp.	507,011	9,709,261
MarketAxess Holdings, Inc.	54,847	9,243,913
Marlin Business Services Corp.	13,319	250,397
McGraw Hill Financial, Inc.	392,859	48,533,801
Moody's Corp.	256,030	27,827,901
Morningstar, Inc.	31,944	2,653,588
MSCI, Inc. Class A	147,156	13,261,699
NewStar Financial, Inc. (a)	27,065	305,023
On Deck Capital, Inc. (a)(b)	61,562	389,687
PICO Holdings, Inc. (a)	29,880	329,278
Resource America, Inc. Class A	28,608	279,214
Senseonics Holdings, Inc.	5,000	20,000
The NASDAQ OMX Group, Inc.	167,243	11,909,374
TheStreet.com, Inc.	3,696	4,250
Tiptree Financial, Inc.	33,155	181,026
Voya Financial, Inc.	326,839	9,556,772
		779,656,344
Insurance - 2.9%
AFLAC, Inc.	605,396	44,908,275
Alleghany Corp. (a)	23,047	12,357,801
Allied World Assurance Co. Holdings AG	140,733	5,708,130
Allstate Corp.	552,407	38,093,987
AMBAC Financial Group, Inc. (a)	65,156	1,181,930
American Equity Investment Life Holding Co.	135,906	2,394,664
American Financial Group, Inc.	103,206	7,755,931
American International Group, Inc.	1,677,040	100,337,303
American National Insurance Co.	20,619	2,408,712
Amerisafe, Inc.	28,834	1,730,328
AmTrust Financial Services, Inc. (b)	127,626	3,380,813
Aon PLC	392,638	43,720,241
Arch Capital Group Ltd. (a)	190,407	15,411,543
Argo Group International Holdings, Ltd.	46,444	2,635,233
Arthur J. Gallagher & Co.	263,293	13,009,307
Aspen Insurance Holdings Ltd.	93,846	4,313,162
Assurant, Inc.	95,115	8,517,548
Assured Guaranty Ltd.	208,257	5,783,297
Atlas Financial Holdings, Inc. (a)	3,104	54,413
Axis Capital Holdings Ltd.	139,939	7,958,331
Baldwin & Lyons, Inc. Class B	6,073	153,283
Brown & Brown, Inc.	172,812	6,475,266
Chubb Ltd.	691,575	87,781,615
Cincinnati Financial Corp.	214,592	16,547,189
Citizens, Inc. Class A (a)(b)	56,518	614,916
CNA Financial Corp.	85,746	2,856,199
CNO Financial Group, Inc.	273,436	4,443,335
Crawford & Co. Class B	31,537	357,630
Donegal Group, Inc. Class A	8,008	128,849
eHealth, Inc. (a)	26,343	296,095
EMC Insurance Group	8,724	242,963
Employers Holdings, Inc.	50,084	1,526,059
Endurance Specialty Holdings Ltd.	94,715	6,236,983
Enstar Group Ltd. (a)	18,704	3,115,899
Erie Indemnity Co. Class A	39,674	4,047,938
Everest Re Group Ltd.	62,850	12,153,933
FBL Financial Group, Inc. Class A	16,450	1,087,674
Federated National Holding Co.	19,431	355,004
Fidelity & Guaranty Life (b)	19,773	470,597
First Acceptance Corp. (a)	4,055	4,177
First American Financial Corp.	166,625	7,179,871
FNF Group	411,465	15,508,116
FNFV Group (a)(b)	119,032	1,534,322
Genworth Financial, Inc. Class A (a)	738,907	3,495,030
Global Indemnity PLC (a)	13,709	395,505
Greenlight Capital Re, Ltd. (a)	42,022	901,372
Hallmark Financial Services, Inc. (a)	10,337	109,262
Hanover Insurance Group, Inc.	63,275	4,948,105
Hartford Financial Services Group, Inc.	589,428	24,207,808
HCI Group, Inc.	13,167	418,579
Health Insurance Innovations, Inc. (a)	4,900	28,028
Heritage Insurance Holdings, Inc.	60,181	825,683
Horace Mann Educators Corp.	55,232	2,018,730
Independence Holding Co.	16,014	281,046
Infinity Property & Casualty Corp.	16,040	1,351,530
Investors Title Co.	1,086	106,493
James River Group Holdings Ltd.	18,936	691,921
Kemper Corp.	72,301	2,707,672
Lincoln National Corp.	349,029	16,763,863
Loews Corp.	412,803	17,279,934
Maiden Holdings Ltd.	73,970	1,021,526
Markel Corp. (a)	21,093	19,639,903
Marsh & McLennan Companies, Inc.	789,536	53,396,320
MBIA, Inc. (a)	228,577	1,842,331
Mercury General Corp.	57,625	3,129,038
MetLife, Inc.	1,648,314	71,536,828
National General Holdings Corp.	96,033	2,188,592
National Interstate Corp.	15,961	519,211
National Western Life Group, Inc.	3,602	698,824
Navigators Group, Inc.	17,231	1,619,025
Old Republic International Corp.	409,862	7,881,646
OneBeacon Insurance Group Ltd.	32,052	453,856
Patriot National, Inc. (a)(b)	7,857	69,534
Primerica, Inc.	65,762	3,743,831
Principal Financial Group, Inc.	393,645	19,316,160
ProAssurance Corp.	80,899	4,451,063
Progressive Corp.	862,684	28,088,991
Prudential Financial, Inc.	661,617	52,519,157
Reinsurance Group of America, Inc.	91,293	9,797,565
RenaissanceRe Holdings Ltd.	65,324	7,819,283
RLI Corp.	52,935	3,757,326
Safety Insurance Group, Inc.	19,906	1,322,754
Selective Insurance Group, Inc.	86,856	3,465,554
State Auto Financial Corp.	21,317	489,438
State National Companies, Inc.	40,781	414,743
Stewart Information Services Corp.	34,622	1,584,995
The Travelers Companies, Inc.	432,705	51,366,411
Third Point Reinsurance Ltd. (a)(b)	92,317	1,201,967
Torchmark Corp.	173,559	11,225,796
Trupanion, Inc. (a)(b)	19,929	299,533
United Fire Group, Inc.	32,386	1,399,399
United Insurance Holdings Corp.	21,251	334,703
Universal Insurance Holdings, Inc. (b)	42,273	1,047,525
Unum Group	338,433	12,051,599
Validus Holdings Ltd.	125,147	6,356,216
W.R. Berkley Corp.	159,271	9,455,919
White Mountains Insurance Group Ltd.	8,265	6,810,525
Willis Group Holdings PLC	205,062	25,429,739
WMI Holdings Corp. (a)(b)	116,842	290,937
XL Group Ltd.	424,269	14,522,728
		1,013,869,914
Real Estate Investment Trusts - 4.4%
Acadia Realty Trust (SBI)	120,965	4,468,447
AG Mortgage Investment Trust, Inc.	28,740	454,667
Agree Realty Corp.	26,124	1,253,691
Alexanders, Inc.	6,076	2,612,741
Alexandria Real Estate Equities, Inc. (b)	116,534	12,829,228
Altisource Residential Corp. Class B	74,457	816,793
American Assets Trust, Inc.	63,016	2,791,609
American Campus Communities, Inc.	189,204	9,481,012
American Capital Agency Corp.	494,092	9,540,917
American Capital Mortgage Investment Corp.	77,847	1,327,681
American Homes 4 Rent Class A	313,031	6,845,988
American Tower Corp.	630,602	71,497,655
Annaly Capital Management, Inc.	1,485,933	15,914,342
Anworth Mortgage Asset Corp.	251,516	1,229,913
Apartment Investment & Management Co. Class A	230,750	10,425,285
Apollo Commercial Real Estate Finance, Inc.	62,598	1,020,347
Apollo Residential Mortgage, Inc.	51,564	703,333
Apple Hospitality (REIT), Inc.	259,742	5,096,138
Arbor Realty Trust, Inc.	58,520	455,871
Ares Commercial Real Estate Corp.	39,618	497,998
Armada Hoffler Properties, Inc.	22,245	306,536
Armour Residential REIT, Inc.	61,211	1,361,333
Ashford Hospitality Prime, Inc.	37,189	576,801
Ashford Hospitality Trust, Inc.	100,347	699,419
AvalonBay Communities, Inc.	206,492	36,138,165
Blackstone Mortgage Trust, Inc.	145,044	4,325,212
Bluerock Residential Growth (REIT), Inc.	18,249	244,537
Boston Properties, Inc.	225,934	31,660,131
Brandywine Realty Trust (SBI)	245,200	3,955,076
Brixmor Property Group, Inc.	384,634	10,985,147
BRT Realty Trust (a)	189,164	1,464,129
Camden Property Trust (SBI) (b)	128,537	11,281,692
Capstead Mortgage Corp.	129,311	1,282,765
Care Capital Properties, Inc.	134,566	4,035,634
CareTrust (REIT), Inc.	70,605	1,049,190
CatchMark Timber Trust, Inc.	51,201	599,052
CBL & Associates Properties, Inc.	216,304	3,086,658
Cedar Shopping Centers, Inc.	134,023	1,014,554
Chambers Street Properties	599,992	5,807,923
Chatham Lodging Trust	57,137	1,184,450
Cherry Hill Mortgage Investment Corp.	2,726	45,034
Chesapeake Lodging Trust	85,461	2,177,546
Chimera Investment Corp.	263,589	4,346,583
CIM Commercial Trust Corp.	6,057	102,121
City Office (REIT), Inc.	19,500	252,720
Colony Financial, Inc.	170,282	3,145,109
Colony Starwood Homes	66,795	2,070,645
Columbia Property Trust, Inc.	198,850	4,688,883
Communications Sales & Leasing, Inc.	202,085	6,305,052
Community Healthcare Trust, Inc.	15,778	362,421
Condor Hospitality Trust, Inc.	703	1,258
CorEnergy Infrastructure Trust, Inc. (b)	13,819	406,555
Coresite Realty Corp.	54,413	4,245,302
Corporate Office Properties Trust (SBI)	143,522	4,093,247
Corrections Corp. of America	180,835	2,880,702
Cousins Properties, Inc.	284,086	3,130,628
Crown Castle International Corp.	501,498	47,526,965
CubeSmart	271,246	7,467,402
CyrusOne, Inc.	98,914	5,028,788
CYS Investments, Inc.	197,203	1,737,358
DCT Industrial Trust, Inc.	122,100	5,947,491
DDR Corp.	441,205	8,343,187
DiamondRock Hospitality Co.	300,095	3,178,006
Digital Realty Trust, Inc.	225,737	22,368,279
Douglas Emmett, Inc.	203,089	7,628,023
Duke Realty LP	547,657	15,400,115
DuPont Fabros Technology, Inc.	106,769	4,527,006
Dynex Capital, Inc.	68,104	500,564
Easterly Government Properties, Inc.	30,760	599,512
EastGroup Properties, Inc.	46,143	3,385,973
Education Realty Trust, Inc.	109,174	4,946,674
Ellington Residential Mortgage REIT	7,146	96,757
Empire State Realty Trust, Inc.	186,050	3,994,494
EPR Properties	88,895	6,962,256
Equinix, Inc.	102,570	37,812,431
Equity Commonwealth (a)	193,982	6,069,697
Equity Lifestyle Properties, Inc.	120,671	9,355,623
Equity One, Inc.	158,194	4,910,342
Equity Residential (SBI)	549,550	35,649,309
Essex Property Trust, Inc.	98,689	22,412,272
Extra Space Storage, Inc.	187,469	15,100,628
Federal Realty Investment Trust (SBI)	101,639	16,160,601
FelCor Lodging Trust, Inc.	200,216	1,423,536
First Industrial Realty Trust, Inc.	150,659	4,334,459
First Potomac Realty Trust	85,240	858,367
Five Oaks Investment Corp.	4,880	28,011
Forest City Realty Trust, Inc.	326,862	7,733,555
Four Corners Property Trust, Inc.	103,212	2,137,521
Franklin Street Properties Corp.	139,951	1,757,785
Gaming & Leisure Properties	280,894	9,609,384
General Growth Properties, Inc.	872,985	25,438,783
Getty Realty Corp.	48,238	1,135,040
Gladstone Commercial Corp.	25,933	466,794
Gladstone Land Corp.	8,000	93,680
Global Net Lease, Inc.	250,435	2,078,611
Government Properties Income Trust (b)	114,158	2,659,881
Great Ajax Corp.	14,698	201,510
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,775	1,121,665
HCP, Inc.	699,101	27,495,642
Healthcare Realty Trust, Inc.	167,407	5,869,289
Healthcare Trust of America, Inc.	207,814	7,011,644
Hersha Hospitality Trust	71,283	1,392,870
Highwoods Properties, Inc. (SBI)	154,862	8,213,880
Hospitality Properties Trust (SBI)	245,585	7,487,887
Host Hotels & Resorts, Inc. (b)	1,104,908	19,689,461
Hudson Pacific Properties, Inc.	159,732	5,346,230
Independence Realty Trust, Inc.	33,740	318,843
InfraReit, Inc.	33,447	632,148
Invesco Mortgage Capital, Inc.	162,908	2,564,172
Investors Real Estate Trust (b)	202,786	1,346,499
Iron Mountain, Inc.	353,910	13,593,683
iStar Financial, Inc. (a)	102,599	1,109,095
Jernigan Capital, Inc. (b)	3,052	49,412
Kilroy Realty Corp.	134,707	9,783,769
Kimco Realty Corp.	649,783	19,525,979
Kite Realty Group Trust	145,444	4,200,423
Ladder Capital Corp. Class A	75,752	1,005,987
Lamar Advertising Co. Class A (b)	123,324	7,686,785
LaSalle Hotel Properties (SBI) (b)	163,011	4,574,089
Lexington Corporate Properties Trust	345,008	3,722,636
Liberty Property Trust (SBI)	229,311	9,454,493
Life Storage, Inc.	72,668	6,540,120
LTC Properties, Inc.	62,032	3,220,701
Mack-Cali Realty Corp.	122,465	3,399,628
Medical Properties Trust, Inc.	337,235	5,149,578
MFA Financial, Inc.	554,751	4,282,678
Mid-America Apartment Communities, Inc.	113,076	10,628,013
Monmouth Real Estate Investment Corp. Class A	107,747	1,508,458
Monogram Residential Trust, Inc.	257,535	2,709,268
National Health Investors, Inc.	54,377	4,365,386
National Retail Properties, Inc. (b)	231,947	11,620,545
National Storage Affiliates Trust	49,991	1,015,317
New Residential Investment Corp.	333,004	4,778,607
New Senior Investment Group, Inc.	149,321	1,850,087
New York (REIT), Inc.	231,906	2,240,212
New York Mortgage Trust, Inc. (b)	176,500	1,066,060
Newcastle Investment Corp.	86,128	400,495
NexPoint Residential Trust, Inc.	32,020	669,538
NorthStar Realty Europe Corp.	77,758	796,242
NorthStar Realty Finance Corp.	274,806	3,665,912
Omega Healthcare Investors, Inc. (b)	244,630	8,855,606
One Liberty Properties, Inc.	17,377	421,392
Orchid Island Capital, Inc. (b)	20,507	215,118
Outfront Media, Inc.	205,776	4,592,920
Owens Realty Mortgage, Inc.	54,252	922,284
Paramount Group, Inc.	263,588	4,744,584
Parkway Properties, Inc.	135,012	2,430,216
Pebblebrook Hotel Trust (b)	104,963	3,153,089
Pennsylvania Real Estate Investment Trust (SBI)	105,464	2,646,092
PennyMac Mortgage Investment Trust	106,166	1,617,970
Physicians Realty Trust	189,663	4,060,685
Piedmont Office Realty Trust, Inc. Class A	209,992	4,537,927
Post Properties, Inc.	73,877	4,896,568
Potlatch Corp.	63,794	2,415,879
Power (REIT) (a)	718	5,026
Preferred Apartment Communities, Inc. Class A	29,993	415,103
Prologis, Inc.	798,714	42,419,701
PS Business Parks, Inc.	31,822	3,525,241
Public Storage	220,560	49,392,206
QTS Realty Trust, Inc. Class A	65,930	3,572,747
RAIT Financial Trust	116,629	366,215
Ramco-Gershenson Properties Trust (SBI)	128,503	2,496,813
Rayonier, Inc.	191,909	5,283,255
Realty Income Corp.	384,631	25,281,796
Redwood Trust, Inc.	130,122	1,925,806
Regency Centers Corp.	152,757	12,303,049
Resource Capital Corp.	40,594	538,682
Retail Opportunity Investments Corp.	171,753	3,831,809
Retail Properties America, Inc.	368,229	6,259,893
Rexford Industrial Realty, Inc.	93,456	2,086,872
RLJ Lodging Trust	176,982	4,130,760
Ryman Hospitality Properties, Inc.	71,041	3,833,372
Sabra Health Care REIT, Inc.	99,253	2,528,966
Saul Centers, Inc.	23,905	1,584,423
Select Income REIT	130,864	3,571,279
Senior Housing Properties Trust (SBI)	366,092	8,178,495
Seritage Growth Properties (b)	28,884	1,285,338
Silver Bay Realty Trust Corp.	47,769	909,044
Simon Property Group, Inc.	462,738	99,706,157
SL Green Realty Corp.	146,983	17,302,839
Sotherly Hotels, Inc.	2,721	15,918
Spirit Realty Capital, Inc.	725,783	9,616,625
Stag Industrial, Inc.	92,815	2,304,596
Starwood Property Trust, Inc.	334,722	7,665,134
Store Capital Corp.	220,329	6,528,348
Summit Hotel Properties, Inc.	122,449	1,751,021
Sun Communities, Inc.	93,367	7,144,443
Sunstone Hotel Investors, Inc.	339,094	4,710,016
Tanger Factory Outlet Centers, Inc. (b)	140,583	5,713,293
Taubman Centers, Inc.	92,439	7,179,737
Terreno Realty Corp.	71,122	1,903,225
The GEO Group, Inc. (b)	115,597	2,316,564
The Macerich Co.	187,597	15,362,318
TIER REIT, Inc.	108,647	1,740,525
Two Harbors Investment Corp.	531,577	4,731,035
UDR, Inc.	397,140	14,368,525
UMH Properties, Inc.	26,840	317,786
United Development Funding IV (b)	104,924	335,757
Universal Health Realty Income Trust (SBI)	21,131	1,301,458
Urban Edge Properties	128,665	3,687,539
Urstadt Biddle Properties, Inc. Class A	50,401	1,144,607
Ventas, Inc.	506,574	36,812,733
VEREIT, Inc.	1,442,502	15,074,146
Vornado Realty Trust	262,291	27,097,283
Washington REIT (SBI)	91,707	2,980,478
Weingarten Realty Investors (SBI)	181,930	7,504,613
Welltower, Inc.	533,027	40,909,822
Western Asset Mortgage Capital Corp.	72,828	770,520
Weyerhaeuser Co.	1,141,125	36,344,831
Whitestone REIT Class B	26,734	387,376
WP Carey, Inc.	154,938	10,326,618
WP Glimcher, Inc.	269,386	3,701,364
Xenia Hotels & Resorts, Inc.	170,955	2,878,882
ZAIS Financial Corp.	6,000	82,800
		1,541,701,115
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	66,574	2,671,615
Altisource Portfolio Solutions SA (a)(b)	18,423	600,221
AV Homes, Inc. (a)(b)	12,051	182,814
CBRE Group, Inc. (a)	423,814	12,667,800
Consolidated-Tomoka Land Co. (b)	6,987	368,425
Forestar Group, Inc. (a)(b)	38,487	483,012
FRP Holdings, Inc. (a)	3,842	129,322
HFF, Inc.	50,180	1,345,326
Howard Hughes Corp. (a)	53,702	6,348,650
Jones Lang LaSalle, Inc.	67,440	7,873,620
Kennedy-Wilson Holdings, Inc.	142,223	3,137,439
Marcus & Millichap, Inc. (a)	19,559	509,512
Maui Land & Pineapple, Inc. (a)	31,310	234,512
RE/MAX Holdings, Inc.	20,733	863,322
Realogy Holdings Corp.	223,358	5,994,929
Tejon Ranch Co. (a)(b)	21,096	500,819
The RMR Group, Inc.	10,073	388,314
The St. Joe Co. (a)(b)	114,817	2,168,893
Transcontinental Realty Investors, Inc. (a)	20,697	227,874
		46,696,419
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	134,450	2,057,085
Bank Mutual Corp.	56,001	436,808
BankFinancial Corp.	19,300	238,162
Bear State Financial, Inc. (b)	13,571	127,025
Beneficial Bancorp, Inc.	178,014	2,684,451
BofI Holding, Inc. (a)(b)	89,235	1,918,553
BSB Bancorp, Inc. (a)	6,958	168,384
Capitol Federal Financial, Inc.	194,739	2,800,347
Charter Financial Corp.	1,496	19,672
Chicopee Bancorp, Inc.	1,816	33,033
Clifton Bancorp, Inc.	32,703	485,640
Dime Community Bancshares, Inc.	51,879	916,183
ESSA Bancorp, Inc.	4,298	59,098
Essent Group Ltd. (a)	98,963	2,630,437
EverBank Financial Corp.	121,901	2,339,280
Farmer Mac Class C (non-vtg.)	15,100	618,798
First Defiance Financial Corp.	11,019	501,254
Flagstar Bancorp, Inc. (a)	37,206	1,044,744
Hingham Institution for Savings	1,505	195,530
Home Bancorp, Inc.	3,114	89,808
HomeStreet, Inc. (a)	25,316	659,735
Impac Mortgage Holdings, Inc. (a)	10,028	167,066
Kearny Financial Corp.	22,253	304,644
Lake Sunapee Bank Group	4,564	81,787
Lendingtree, Inc. (a)	11,133	1,079,901
Meridian Bancorp, Inc.	112,706	1,760,468
Meta Financial Group, Inc.	10,468	644,305
MGIC Investment Corp. (a)	512,611	4,147,023
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	793,730
New York Community Bancorp, Inc. (b)	708,392	10,703,803
NMI Holdings, Inc. (a)	77,675	616,740
Northfield Bancorp, Inc.	77,835	1,236,798
Northwest Bancshares, Inc.	151,987	2,358,838
Ocean Shore Holding Co.	5,520	126,960
OceanFirst Financial Corp.	25,122	497,918
Ocwen Financial Corp. (a)	142,608	507,684
Oritani Financial Corp.	49,423	794,228
PennyMac Financial Services, Inc. (a)	26,801	443,557
PHH Corp. (a)	72,291	1,106,052
Poage Bankshares, Inc.	2,365	44,107
Provident Financial Holdings, Inc.	3,066	58,561
Provident Financial Services, Inc.	124,224	2,679,512
Radian Group, Inc.	297,196	4,074,557
Riverview Bancorp, Inc.	6,875	36,231
Security National Financial Corp. Class A	11,194	63,806
SI Financial Group, Inc.	3,746	50,459
Southern Missouri Bancorp, Inc.	1,632	40,017
Stonegate Mortgage Corp. (a)	14,418	59,546
Territorial Bancorp, Inc.	13,244	378,249
TFS Financial Corp.	159,329	2,890,228
Timberland Bancorp, Inc.	5,034	76,617
Trustco Bank Corp., New York	140,018	999,729
United Community Financial Corp.	43,226	281,401
United Financial Bancorp, Inc. New	73,256	1,024,851
Walker & Dunlop, Inc. (a)	44,294	1,173,791
Walter Investment Management Corp. (a)(b)	49,597	187,477
Washington Federal, Inc.	128,254	3,398,731
Waterstone Financial, Inc.	41,772	705,947
Westfield Financial, Inc.	28,907	218,826
WSFS Financial Corp.	41,525	1,615,323
		67,453,495

TOTAL FINANCIALS		6,310,326,923

HEALTH CARE - 14.0%
Biotechnology - 3.2%
AbbVie, Inc.	2,418,648	155,035,337
Abeona Therapeutics, Inc. (a)	14,781	60,011
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	4,938,060
Acceleron Pharma, Inc. (a)(b)	65,396	1,962,534
Achillion Pharmaceuticals, Inc. (a)(b)	199,588	1,648,597
Acorda Therapeutics, Inc. (a)(b)	71,044	1,710,740
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	69,581
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	332,687
Aduro Biotech, Inc. (a)(b)	16,502	232,513
Advaxis, Inc. (a)(b)	48,573	560,047
Adverum Biotechnologies, Inc. (a)	12,370	44,285
Aegerion Pharmaceuticals, Inc. (a)(b)	33,098	53,950
Agenus, Inc. (a)(b)	96,074	594,698
Agios Pharmaceuticals, Inc. (a)(b)	43,078	1,586,994
Aimmune Therapeutics, Inc. (a)(b)	19,986	295,193
Akebia Therapeutics, Inc. (a)(b)	43,266	351,753
Alder Biopharmaceuticals, Inc. (a)(b)	61,674	2,033,392
Alexion Pharmaceuticals, Inc. (a)	338,368	42,586,996
Alkermes PLC (a)	221,838	9,709,849
Alnylam Pharmaceuticals, Inc. (a)(b)	111,828	7,811,186
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	1,304,550
Amgen, Inc.	1,123,888	191,128,393
Amicus Therapeutics, Inc. (a)(b)	246,314	1,647,841
Anavex Life Sciences Corp. (a)(b)	42,618	130,411
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	167,466
Applied Genetic Technologies Corp. (a)	14,097	180,160
Aptevo Therapeutics, Inc. (a)	19,070	51,870
Aquinox Pharmaceuticals, Inc. (a)(b)	13,024	138,315
Ardelyx, Inc. (a)(b)	32,056	319,598
Arena Pharmaceuticals, Inc. (a)	308,170	477,664
Argos Therapeutics, Inc. (a)(b)	19,777	97,896
ARIAD Pharmaceuticals, Inc. (a)	266,019	2,750,636
ArQule, Inc. (a)	65,290	96,629
Array BioPharma, Inc. (a)(b)	168,502	577,962
Arrowhead Pharmaceuticals, Inc. (a)	82,473	571,538
Asterias Biotherapeutics, Inc.	14,186	39,579
Atara Biotherapeutics, Inc. (a)(b)	30,076	587,685
Athersys, Inc. (a)(b)	92,903	177,445
aTyr Pharma, Inc. (a)	6,529	19,065
AVEO Pharmaceuticals, Inc. (a)	43,200	40,172
Aviragen Therapeutics, Inc. (a)	46,093	61,304
Bellicum Pharmaceuticals, Inc. (a)(b)	12,564	216,352
Biocept, Inc. (a)(b)	21,277	12,234
BioCryst Pharmaceuticals, Inc. (a)(b)	89,890	369,448
Biogen, Inc. (a)	328,173	100,299,514
BioMarin Pharmaceutical, Inc. (a)	255,186	23,959,414
Biospecifics Technologies Corp. (a)	7,257	265,534
BioTime, Inc. (a)(b)	66,499	195,507
bluebird bio, Inc. (a)(b)	52,478	2,589,265
Blueprint Medicines Corp. (a)(b)	16,623	463,449
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	36,796
Calithera Biosciences, Inc. (a)(b)	11,343	35,163
Cancer Genetics, Inc. (a)(b)	9,725	19,645
Cara Therapeutics, Inc. (a)(b)	22,235	120,514
Cascadian Therapeutics, Inc. (a)	120,855	138,983
CASI Pharmaceuticals, Inc. (a)	289	327
Catalyst Biosciences, Inc. (a)	2,710	3,252
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	93,518
Cel-Sci Corp. (a)	81,306	38,588
Celgene Corp. (a)	1,163,952	124,240,236
Celldex Therapeutics, Inc. (a)(b)	215,095	714,115
Cellular Biomedicine Group, Inc. (a)	8,068	112,710
Celsion Corp. (a)(b)	10,682	13,139
Cepheid, Inc. (a)	107,553	3,691,219
Cerulean Pharma, Inc. (a)	28,222	28,786
ChemoCentryx, Inc. (a)	22,820	114,100
Chiasma, Inc. (a)(b)	8,745	21,600
Chimerix, Inc. (a)	63,824	306,993
Cidara Therapeutics, Inc. (a)	2,782	32,188
Cleveland Biolabs, Inc. (a)(b)	1,776	3,303
Clovis Oncology, Inc. (a)(b)	55,379	1,371,738
Coherus BioSciences, Inc. (a)(b)	41,711	1,241,736
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	34,555
Concert Pharmaceuticals, Inc. (a)	25,754	250,329
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	21,616	88,409
CorMedix, Inc. (a)(b)	48,587	95,716
Corvus Pharmaceuticals, Inc.	3,526	48,130
CTI BioPharma Corp. (a)(b)	191,537	75,274
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	256,208
Cyclacel Pharmaceuticals, Inc.	960	5,443
Cytokinetics, Inc. (a)(b)	61,797	745,890
CytomX Therapeutics, Inc. (a)	8,521	99,951
Cytori Therapeutics, Inc. (a)	10,777	21,877
CytRx Corp. (a)(b)	55,459	31,151
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	70,403
Dyax Corp. rights 12/31/19 (a)	200,675	485,634
Dynavax Technologies Corp. (a)(b)	52,974	829,573
Eagle Pharmaceuticals, Inc. (a)	14,894	889,917
Edge Therapeutics, Inc. (a)(b)	9,487	84,339
Editas Medicine, Inc.	9,173	154,290
Eiger Biopharmaceuticals, Inc. (a)	1,065	15,890
Eleven Biotherapeutics, Inc. (a)(b)	6,105	29,792
Emergent BioSolutions, Inc. (a)(b)	56,205	1,497,863
Enanta Pharmaceuticals, Inc. (a)(b)	16,864	370,839
Epizyme, Inc. (a)(b)	64,306	470,077
Esperion Therapeutics, Inc. (a)(b)	26,856	289,239
Exact Sciences Corp. (a)(b)	160,303	2,960,796
Exelixis, Inc. (a)	350,216	3,904,908
Fate Therapeutics, Inc. (a)	23,219	60,369
Fibrocell Science, Inc. (a)(b)	38,880	37,325
FibroGen, Inc. (a)	78,653	1,361,483
Five Prime Therapeutics, Inc. (a)	39,420	1,733,692
Flexion Therapeutics, Inc. (a)(b)	30,689	511,893
Fortress Biotech, Inc. (a)(b)	43,908	119,869
Foundation Medicine, Inc. (a)(b)	24,382	500,319
Galectin Therapeutics, Inc. (a)	13,518	23,251
Galena Biopharma, Inc. (a)(b)	255,403	103,259
Genocea Biosciences, Inc. (a)(b)	32,032	171,692
Genomic Health, Inc. (a)	30,953	819,326
GenVec, Inc. (a)	8,140	4,241
Geron Corp. (a)(b)	196,151	527,646
Gilead Sciences, Inc.	1,997,501	156,564,128
Global Blood Therapeutics, Inc. (a)(b)	27,584	468,652
GlycoMimetics, Inc. (a)	10,456	77,479
GTx, Inc. (a)(b)	19,627	10,991
Halozyme Therapeutics, Inc. (a)(b)	151,873	1,488,355
Harvard Apparatus (a)	3,080	3,080
Heat Biologics, Inc. (a)(b)	3,136	4,422
Hemispherx Biopharma, Inc. (a)	10,897	15,910
Heron Therapeutics, Inc. (a)(b)	43,966	817,768
iBio, Inc. (a)(b)	40,361	24,939
Idera Pharmaceuticals, Inc. (a)(b)	159,215	304,101
Ignyta, Inc. (a)	41,954	231,167
Immune Design Corp. (a)(b)	12,017	84,720
ImmunoCellular Therapeutics Ltd. (a)	41,923	6,414
ImmunoGen, Inc. (a)(b)	137,379	386,035
Immunomedics, Inc. (a)(b)	126,367	350,037
Incyte Corp. (a)	254,609	20,648,790
Infinity Pharmaceuticals, Inc. (a)	64,535	98,093
Inotek Pharmaceuticals Corp. (a)(b)	20,127	142,902
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	886,592
Insmed, Inc. (a)	93,412	1,209,685
Insys Therapeutics, Inc. (a)(b)	29,958	427,501
Intellia Therapeutics, Inc. (a)	14,395	279,983
Intercept Pharmaceuticals, Inc. (a)(b)	26,182	3,883,052
Intrexon Corp. (a)(b)	75,330	1,901,329
Invitae Corp. (a)(b)	18,362	144,142
Ionis Pharmaceuticals, Inc. (a)	182,453	5,409,731
Ironwood Pharmaceuticals, Inc. Class A (a)	198,200	2,643,988
IsoRay, Inc. (a)(b)	57,047	42,785
Juno Therapeutics, Inc. (a)(b)	110,127	3,257,557
Karyopharm Therapeutics, Inc. (a)(b)	26,763	266,292
Keryx Biopharmaceuticals, Inc. (a)(b)	160,029	656,119
Kindred Biosciences, Inc. (a)	10,713	44,459
Kite Pharma, Inc. (a)(b)	62,472	3,599,637
La Jolla Pharmaceutical Co. (a)(b)	18,994	310,552
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	956,415
Ligand Pharmaceuticals, Inc. Class B (a)(b)	28,238	2,917,268
Lion Biotechnologies, Inc. (a)(b)	61,965	493,241
Loxo Oncology, Inc. (a)(b)	16,961	467,106
Lpath, Inc. (a)	563	1,323
Macrogenics, Inc. (a)	52,348	1,560,494
Madrigal Pharmaceuticals, Inc. (a)	4,043	46,454
MannKind Corp. (a)(b)	403,177	322,945
Mast Therapeutics, Inc. (a)(b)	146,638	64,345
Medgenics, Inc. (a)	41,669	233,346
MediciNova, Inc. (a)(b)	31,401	184,952
Medivation, Inc. (a)	245,591	19,784,811
MEI Pharma, Inc. (a)	26,819	48,006
Merrimack Pharmaceuticals, Inc. (a)(b)	159,070	734,903
MiMedx Group, Inc. (a)(b)	155,727	1,127,463
Minerva Neurosciences, Inc. (a)(b)	26,210	320,286
Mirati Therapeutics, Inc. (a)	22,963	115,963
Momenta Pharmaceuticals, Inc. (a)	95,206	1,144,376
Myriad Genetics, Inc. (a)	99,702	2,029,933
NanoViricides, Inc. (a)(b)	32,620	49,256
NantKwest, Inc. (a)	13,853	112,071
Natera, Inc. (a)(b)	18,568	184,752
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	44,565
Neothetics, Inc. (a)(b)	10,095	9,808
Neuralstem, Inc. (a)(b)	106,528	30,041
Neurocrine Biosciences, Inc. (a)	121,096	5,868,312
NewLink Genetics Corp. (a)	24,740	251,853
Northwest Biotherapeutics, Inc. (a)(b)	60,544	20,313
Novavax, Inc. (a)(b)	436,535	2,985,899
Ohr Pharmaceutical, Inc. (a)(b)	32,314	92,418
OncoCyte Corp. (a)	3,324	12,797
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	5,705
OncoMed Pharmaceuticals, Inc. (a)(b)	19,892	198,721
Onconova Therapeutics, Inc. (a)	624	2,022
Opexa Therapeutics, Inc. (a)	715	2,974
Ophthotech Corp. (a)(b)	50,366	2,659,828
Opko Health, Inc. (a)(b)	506,060	4,605,146
Oragenics, Inc. (a)(b)	9,973	6,881
Organovo Holdings, Inc. (a)(b)	125,927	486,078
Osiris Therapeutics, Inc. (b)	18,170	91,032
Otonomy, Inc. (a)(b)	38,289	629,854
OvaScience, Inc. (a)	31,036	189,009
OXiGENE, Inc. (a)	561	370
Palatin Technologies, Inc. (a)	9,275	4,730
PDL BioPharma, Inc.	309,517	900,694
Peregrine Pharmaceuticals, Inc. (a)(b)	243,489	88,143
Pfenex, Inc. (a)	21,045	152,155
PharmAthene, Inc. (a)(b)	51,372	133,567
Portola Pharmaceuticals, Inc. (a)(b)	95,806	1,950,610
Progenics Pharmaceuticals, Inc. (a)(b)	85,314	535,772
Proteon Therapeutics, Inc. (a)(b)	5,515	48,642
Proteostasis Therapeutics, Inc.	5,890	84,286
Prothena Corp. PLC (a)(b)	60,302	3,013,894
PTC Therapeutics, Inc. (a)(b)	53,763	441,394
Puma Biotechnology, Inc. (a)(b)	32,373	1,914,863
Radius Health, Inc. (a)(b)	50,787	2,785,159
Raptor Pharmaceutical Corp. (a)	132,298	985,620
Recro Pharma, Inc. (a)	5,300	50,403
Regeneron Pharmaceuticals, Inc. (a)	116,709	45,814,118
REGENXBIO, Inc. (a)(b)	8,339	97,650
Regulus Therapeutics, Inc. (a)(b)	29,427	93,284
Repligen Corp. (a)(b)	49,753	1,541,845
Retrophin, Inc. (a)(b)	41,038	657,429
Rexahn Pharmaceuticals, Inc. (a)	252,511	63,380
Rigel Pharmaceuticals, Inc. (a)	109,711	369,726
Sage Therapeutics, Inc. (a)(b)	27,948	1,038,827
Sangamo Biosciences, Inc. (a)(b)	104,366	447,730
Sarepta Therapeutics, Inc. (a)(b)	59,544	1,552,312
Seattle Genetics, Inc. (a)(b)	167,606	7,466,847
Seres Therapeutics, Inc. (a)(b)	21,515	225,262
Sorrento Therapeutics, Inc. (a)(b)	38,584	256,969
Spark Therapeutics, Inc. (a)(b)	31,798	1,799,131
Spectrum Pharmaceuticals, Inc. (a)(b)	70,340	373,505
StemCells, Inc. (a)	3,456	5,495
Stemline Therapeutics, Inc. (a)	20,998	171,764
Sunesis Pharmaceuticals, Inc. (a)	32,643	26,532
Synergy Pharmaceuticals, Inc. (a)(b)	282,412	1,335,809
Synthetic Biologics, Inc. (a)(b)	84,770	139,023
T2 Biosystems, Inc. (a)(b)	14,700	97,608
Tenax Therapeutics, Inc. (a)(b)	1,373	3,172
TESARO, Inc. (a)(b)	57,984	4,910,665
TetraLogic Pharmaceuticals Corp. (a)	5,276	1,173
TG Therapeutics, Inc. (a)(b)	56,494	358,737
Threshold Pharmaceuticals, Inc. (a)	66,603	71,265
Tobira Therapeutics, Inc. (a)	1,768	8,681
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	6,012
TONIX Pharmaceuticals Holding (a)(b)	17,169	39,145
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	25,365
Trevena, Inc. (a)	37,023	251,016
Trovagene, Inc. (a)(b)	33,847	166,189
Ultragenyx Pharmaceutical, Inc. (a)	59,235	3,904,771
United Therapeutics Corp. (a)(b)	66,022	8,073,170
Vanda Pharmaceuticals, Inc. (a)	64,409	990,610
Verastem, Inc. (a)	47,048	63,515
Vericel Corp. (a)	28,746	64,391
Versartis, Inc. (a)(b)	25,643	317,973
Vertex Pharmaceuticals, Inc. (a)	374,521	35,395,980
Vical, Inc. (a)	6,566	24,951
Vitae Pharmaceuticals, Inc. (a)	31,326	216,463
Vital Therapies, Inc. (a)(b)	26,714	153,071
Voyager Therapeutics, Inc. (a)(b)	6,634	80,736
Windtree Therapeutics, Inc. (a)	9,487	20,492
Xbiotech, Inc. (a)(b)	6,256	81,203
Xencor, Inc. (a)	50,340	1,063,684
XOMA Corp. (a)(b)	99,609	56,528
Zafgen, Inc. (a)(b)	24,672	73,769
ZIOPHARM Oncology, Inc. (a)(b)	186,103	943,542
		1,104,529,975
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	29,889	1,498,634
Abbott Laboratories	2,203,018	92,570,816
Abiomed, Inc. (a)(b)	63,084	7,440,127
Accuray, Inc. (a)(b)	120,573	642,654
Alere, Inc. (a)	127,725	4,997,879
Align Technology, Inc. (a)	108,516	10,081,136
Alliqua Biomedical, Inc. (a)	4,397	4,094
Alphatec Holdings, Inc. (a)	3,066	12,325
Analogic Corp.	19,536	1,738,704
Angiodynamics, Inc. (a)	44,493	735,914
Anika Therapeutics, Inc. (a)(b)	21,825	1,031,013
Antares Pharma, Inc. (a)(b)	159,300	194,346
Atossa Genetics, Inc. (a)	52	129
Atricure, Inc. (a)(b)	47,294	727,855
Atrion Corp.	2,291	1,035,326
Avinger, Inc. (a)	5,723	23,350
AxoGen, Inc. (a)	32,249	290,563
Baxter International, Inc.	823,640	38,488,697
Becton, Dickinson & Co.	314,529	55,737,684
BioLase Technology, Inc. (a)(b)	31,172	53,616
Boston Scientific Corp. (a)	2,035,810	48,492,994
C.R. Bard, Inc.	108,969	24,064,714
Cantel Medical Corp.	57,107	4,317,860
Cardiovascular Systems, Inc. (a)	45,660	1,117,300
Cerus Corp. (a)(b)	159,551	1,009,958
Cesca Therapeutics, Inc. (a)	793	3,370
Cogentix Medical, Inc. (a)	1,160	1,450
ConforMis, Inc. (a)(b)	12,821	102,824
CONMED Corp.	37,823	1,543,178
Cryolife, Inc.	28,209	449,934
Cutera, Inc. (a)	15,449	168,394
Cynosure, Inc. Class A (a)(b)	33,261	1,732,565
CytoSorbents Corp. (a)(b)	24,969	124,845
Danaher Corp.	897,915	73,099,260
Delcath Systems, Inc. (a)	468	1,783
Dentsply Sirona, Inc.	350,331	21,531,343
Derma Sciences, Inc. (a)	27,081	134,322
DexCom, Inc. (a)	124,337	11,325,857
Dextera Surgical, Inc. (a)	2,377	4,445
Edwards Lifesciences Corp. (a)	316,757	36,477,736
EndoChoice Holdings, Inc. (a)	14,301	55,345
Endologix, Inc. (a)(b)	95,674	1,163,396
Entellus Medical, Inc. (a)	6,359	120,122
EnteroMedics, Inc. (a)	3,563	598
ERBA Diagnostics, Inc. (a)	3,094	2,104
Exactech, Inc. (a)	12,870	357,657
Fonar Corp. (a)	7,275	149,574
Genmark Diagnostics, Inc. (a)	59,054	503,140
Glaukos Corp. (a)	10,150	302,876
Globus Medical, Inc. (a)	121,778	2,828,903
Great Basin Scientific, Inc. (a)	2,370	476
Haemonetics Corp. (a)	76,590	2,846,084
Halyard Health, Inc. (a)(b)	70,210	2,559,155
Hill-Rom Holdings, Inc.	96,355	5,714,815
Hologic, Inc. (a)	356,417	13,693,541
ICU Medical, Inc. (a)	22,160	2,764,903
IDEXX Laboratories, Inc. (a)	135,440	15,261,379
Inogen, Inc. (a)(b)	23,819	1,381,978
Insulet Corp. (a)	85,520	3,620,062
Integer Holdings Corp. (a)	40,499	980,076
Integra LifeSciences Holdings Corp. (a)	40,567	3,505,800
Intuitive Surgical, Inc. (a)	57,429	39,420,414
Invacare Corp.	43,063	511,158
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	325,593
Invuity, Inc. (a)	11,850	159,501
IRadimed Corp. (a)(b)	3,077	57,448
Iridex Corp. (a)	4,871	72,724
K2M Group Holdings, Inc. (a)	37,003	589,088
Kewaunee Scientific Corp.	1,376	32,542
Lantheus Holdings, Inc. (a)	15,777	150,197
LeMaitre Vascular, Inc.	20,554	377,783
LivaNova PLC (a)(b)	66,813	4,010,116
Masimo Corp. (a)	62,689	3,707,427
Medtronic PLC	2,106,124	183,295,972
MELA Sciences, Inc. (a)	4,012	2,467
Meridian Bioscience, Inc.	58,579	1,139,362
Merit Medical Systems, Inc. (a)	67,814	1,643,811
Misonix, Inc. (a)	3,683	21,988
Natus Medical, Inc. (a)	50,095	1,949,196
Neogen Corp. (a)	57,303	3,384,315
Nevro Corp. (a)(b)	20,043	1,892,660
NuVasive, Inc. (a)(b)	74,592	4,883,538
Nuvectra Corp. (a)	13,499	92,468
NxStage Medical, Inc. (a)	115,400	2,638,044
OraSure Technologies, Inc. (a)	68,939	590,807
Orthofix International NV (a)	27,349	1,233,713
Penumbra, Inc. (a)	8,396	592,422
PhotoMedex, Inc. (a)	6,551	1,572
Quidel Corp. (a)(b)	41,985	914,013
ResMed, Inc.	210,980	14,070,256
Retractable Technologies, Inc. (a)	5,248	13,645
Rockwell Medical Technologies, Inc. (a)(b)	62,388	452,937
RTI Biologics, Inc. (a)	100,701	323,250
Seaspine Holdings Corp. (a)	11,601	120,534
Second Sight Medical Products, Inc. (a)(b)	20,882	69,955
Sientra, Inc. (a)(b)	16,353	134,258
St. Jude Medical, Inc.	426,213	33,210,517
Staar Surgical Co. (a)(b)	34,338	301,488
Steris PLC	126,048	8,909,073
Stryker Corp.	473,395	54,752,866
SurModics, Inc. (a)	19,525	555,877
Synergetics U.S.A., Inc.	19,727	3,748
Tandem Diabetes Care, Inc. (a)	25,765	183,704
TearLab Corp. (a)	17,390	13,651
Teleflex, Inc.	66,405	12,158,091
The Cooper Companies, Inc.	71,312	13,258,327
The Spectranetics Corp. (a)(b)	75,577	1,859,950
TransEnterix, Inc. (a)(b)	90,218	123,599
Unilife Corp. (a)	22,763	65,330
Utah Medical Products, Inc.	13,511	851,328
Varian Medical Systems, Inc. (a)(b)	142,997	13,746,302
Vascular Solutions, Inc. (a)	26,484	1,275,734
Veracyte, Inc. (a)(b)	15,721	88,509
Vermillion, Inc. (a)(b)	5,249	7,349
West Pharmaceutical Services, Inc.	106,395	8,706,303
Wright Medical Group NV (a)(b)	149,959	3,712,985
Zeltiq Aesthetics, Inc. (a)(b)	45,928	1,750,775
Zimmer Biomet Holdings, Inc.	300,433	38,939,121
		964,170,779
Health Care Providers & Services - 2.4%
AAC Holdings, Inc. (a)(b)	12,779	249,957
Acadia Healthcare Co., Inc. (a)(b)	108,927	5,575,973
Aceto Corp.	47,837	965,829
Addus HomeCare Corp. (a)	8,816	211,408
Adeptus Health, Inc. Class A (a)(b)	20,627	877,885
Aetna, Inc.	523,912	61,360,573
Air Methods Corp. (a)(b)	49,537	1,742,712
Alliance Healthcare Services, Inc. (a)	17,141	107,988
Almost Family, Inc. (a)(b)	13,374	492,564
Amedisys, Inc. (a)	47,206	2,272,025
American Renal Associates Holdings, Inc.	11,146	236,630
AmerisourceBergen Corp.	279,397	24,299,157
AMN Healthcare Services, Inc. (a)	76,320	2,765,074
AmSurg Corp. (a)(b)	77,858	5,054,541
Anthem, Inc.	395,714	49,495,907
BioScrip, Inc. (a)(b)	170,497	439,882
BioTelemetry, Inc. (a)	45,986	849,361
Brookdale Senior Living, Inc. (a)	279,658	4,812,914
Caladrius Biosciences, Inc. (a)	9,530	46,125
Capital Senior Living Corp. (a)	37,012	636,236
Cardinal Health, Inc.	485,173	38,653,733
Centene Corp. (a)(b)	257,635	17,593,894
Chemed Corp.	24,465	3,301,062
Cigna Corp.	384,487	49,314,303
Civitas Solutions, Inc. (a)	27,734	504,204
Community Health Systems, Inc. (a)(b)	166,751	1,780,901
Corvel Corp. (a)	17,696	680,234
Cross Country Healthcare, Inc. (a)(b)	40,427	491,997
DaVita HealthCare Partners, Inc. (a)	242,212	15,654,162
Diplomat Pharmacy, Inc. (a)(b)	54,911	1,718,165
Envision Healthcare Holdings, Inc. (a)	278,500	5,976,610
Express Scripts Holding Co. (a)	952,945	69,279,102
Five Star Quality Care, Inc. (a)	46,768	99,148
Genesis HealthCare, Inc. Class A (a)	27,157	65,448
HCA Holdings, Inc. (a)	448,576	33,889,917
HealthEquity, Inc. (a)(b)	55,614	1,810,792
HealthSouth Corp.	148,138	6,030,698
Healthways, Inc. (a)	52,424	1,311,124
Henry Schein, Inc. (a)(b)	123,579	20,241,004
Hooper Holmes, Inc. (a)	417	630
Humana, Inc.	222,757	39,808,903
Kindred Healthcare, Inc.	131,323	1,449,806
Laboratory Corp. of America Holdings (a)	148,214	20,294,943
Landauer, Inc.	14,935	709,711
LHC Group, Inc. (a)	22,529	801,131
LifePoint Hospitals, Inc. (a)	65,814	3,725,072
Magellan Health Services, Inc. (a)	36,747	2,098,989
McKesson Corp.	338,198	62,438,115
MEDNAX, Inc. (a)(b)	140,411	9,234,831
Molina Healthcare, Inc. (a)(b)	61,199	3,293,118
National Healthcare Corp.	18,256	1,186,275
National Research Corp. Class A	3,663	57,985
Owens & Minor, Inc.	89,665	3,081,786
Patterson Companies, Inc. (b)	121,189	5,574,694
PDI, Inc. (a)	1,365	341
PharMerica Corp. (a)	42,657	1,077,516
Premier, Inc. (a)	82,287	2,604,384
Providence Service Corp. (a)	16,922	797,534
Quest Diagnostics, Inc.	212,273	17,580,450
Quorum Health Corp. (a)	41,687	256,375
RadNet, Inc. (a)	43,227	292,215
Select Medical Holdings Corp. (a)(b)	156,540	1,859,695
Sharps Compliance Corp. (a)	12,687	57,980
Surgery Partners, Inc. (a)(b)	43,549	838,754
Surgical Care Affiliates, Inc. (a)	41,301	1,703,666
Team Health Holdings, Inc. (a)	112,998	3,762,833
Teladoc, Inc. (a)(b)	34,074	607,539
Tenet Healthcare Corp. (a)(b)	145,287	3,472,359
The Ensign Group, Inc.	78,310	1,471,445
Triple-S Management Corp. (a)(b)	37,106	812,250
U.S. Physical Therapy, Inc.	18,467	1,164,344
UnitedHealth Group, Inc.	1,422,896	193,585,001
Universal American Spin Corp.	80,062	573,244
Universal Health Services, Inc. Class B	132,557	15,977,095
VCA, Inc. (a)	118,569	8,395,871
Wellcare Health Plans, Inc. (a)	65,309	7,360,324
		848,896,443
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	251,489	3,246,723
athenahealth, Inc. (a)(b)	58,710	7,187,865
Castlight Health, Inc. Class B (a)(b)	69,240	289,423
Cerner Corp. (a)	446,196	28,797,490
Computer Programs & Systems, Inc. (b)	21,937	566,413
Connecture, Inc. (a)(b)	7,971	13,312
Evolent Health, Inc. (a)(b)	23,303	579,546
HealthStream, Inc. (a)	34,016	904,485
HMS Holdings Corp. (a)	126,249	2,753,491
iCAD, Inc. (a)	14,864	87,549
Imprivata, Inc. (a)	18,248	350,544
IMS Health Holdings, Inc. (a)	225,493	6,724,201
Inovalon Holdings, Inc. Class A (a)(b)	99,860	1,567,802
Medidata Solutions, Inc. (a)(b)	83,307	4,506,909
Omnicell, Inc. (a)	55,824	2,097,866
Press Ganey Holdings, Inc. (a)	38,440	1,548,748
Quality Systems, Inc.	73,135	860,799
Simulations Plus, Inc.	6,008	51,789
Veeva Systems, Inc. Class A (a)(b)	143,104	5,855,816
Vocera Communications, Inc. (a)	39,674	646,686
		68,637,457
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,032,342
Agilent Technologies, Inc.	474,163	22,276,178
Albany Molecular Research, Inc. (a)(b)	40,643	602,329
Bio-Rad Laboratories, Inc. Class A (a)	34,643	5,155,225
Bio-Techne Corp.	54,815	5,774,760
Bruker Corp.	165,200	3,693,872
Cambrex Corp. (a)	45,603	1,953,176
Charles River Laboratories International, Inc. (a)	70,393	5,857,402
ChromaDex, Inc. (a)	56,591	186,184
Enzo Biochem, Inc. (a)	53,392	296,860
Fluidigm Corp. (a)(b)	38,600	351,646
Harvard Bioscience, Inc. (a)	18,919	51,270
Illumina, Inc. (a)	219,663	36,978,069
INC Research Holdings, Inc. Class A(a)	81,020	3,534,903
Luminex Corp. (a)(b)	60,397	1,272,565
Mettler-Toledo International, Inc. (a)	39,980	16,114,739
Nanostring Technologies, Inc. (a)	15,746	254,455
NeoGenomics, Inc. (a)	77,966	626,847
Pacific Biosciences of California, Inc. (a)(b)	101,104	842,196
PAREXEL International Corp. (a)	80,962	5,507,845
PerkinElmer, Inc.	163,359	8,698,867
PRA Health Sciences, Inc. (a)	43,775	2,212,826
pSivida Corp. (a)	25,265	97,523
Quintiles Transnational Holdings, Inc. (a)	141,572	10,943,516
Sequenom, Inc. (a)(b)	174,667	417,454
Thermo Fisher Scientific, Inc.	585,246	89,068,589
VWR Corp. (a)	140,671	3,926,128
Waters Corp. (a)	118,002	18,562,895
		246,290,661
Pharmaceuticals - 4.7%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	77,027
Achaogen, Inc. (a)	5,847	22,043
Aclaris Therapeutics, Inc.	7,772	156,684
Acura Pharmaceuticals, Inc. (a)	577	917
Adamis Pharmaceuticals Corp. (a)(b)	10,126	29,872
Aerie Pharmaceuticals, Inc. (a)(b)	40,887	791,572
Agile Therapeutics, Inc. (a)	10,141	73,421
Akorn, Inc. (a)	140,062	3,770,469
Alimera Sciences, Inc. (a)(b)	22,049	33,735
Allergan PLC (a)	593,077	139,100,280
Amphastar Pharmaceuticals, Inc. (a)	85,880	1,631,720
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	48,843
ANI Pharmaceuticals, Inc. (a)(b)	10,919	652,301
ANI Pharmaceuticals, Inc. rights	21,445	0
Apricus Biosciences, Inc. (a)(b)	57,256	20,085
Aratana Therapeutics, Inc. (a)(b)	38,612	342,488
Assembly Biosciences, Inc. (a)	16,884	103,161
AstraZeneca PLC rights (a)	7,692	0
Avexis, Inc.	7,876	278,338
Bio Path Holdings, Inc. (a)(b)	166,645	254,967
Biodel, Inc. (a)	8,109	3,463
Biodelivery Sciences International, Inc. (a)(b)	121,193	295,711
Bristol-Myers Squibb Co.	2,500,395	143,497,669
Carbylan Therapeutics, Inc. (a)(b)	7,125	3,343
Catalent, Inc. (a)	202,763	5,115,710
Cempra, Inc. (a)(b)	71,084	1,559,583
Collegium Pharmaceutical, Inc. (a)(b)	17,859	148,765
ContraVir Pharmaceuticals, Inc. (a)(b)	21,838	24,459
Corcept Therapeutics, Inc. (a)(b)	104,137	555,050
Corium International, Inc. (a)	8,034	47,722
Cumberland Pharmaceuticals, Inc. (a)	7,158	32,998
CymaBay Therapeutics, Inc. (a)(b)	11,918	28,722
DepoMed, Inc. (a)(b)	89,243	1,810,740
Dermira, Inc. (a)	37,085	1,151,118
Dipexium Pharmaceuticals, Inc. (a)	2,325	29,528
Durect Corp. (a)	158,591	264,847
Egalet Corp. (a)(b)	12,340	84,652
Eli Lilly & Co.	1,462,625	113,719,094
Endo International PLC (a)	307,431	6,363,822
Endocyte, Inc. (a)(b)	47,373	141,172
Flex Pharma, Inc. (a)(b)	10,224	113,180
Heska Corp. (a)	7,306	398,688
Horizon Pharma PLC (a)(b)	218,370	4,105,356
Impax Laboratories, Inc. (a)	111,208	2,690,122
Innoviva, Inc.	113,621	1,260,057
Intersect ENT, Inc. (a)	23,374	368,374
Intra-Cellular Therapies, Inc. (a)(b)	42,618	1,719,210
Jazz Pharmaceuticals PLC (a)	90,412	11,195,718
Johnson & Johnson	4,113,834	490,944,950
Juniper Pharmaceuticals, Inc. (a)	11,831	65,189
KemPharm, Inc. (a)(b)	5,081	21,950
Lannett Co., Inc. (a)(b)	44,883	1,519,738
Lipocine, Inc. (a)(b)	20,645	69,574
Mallinckrodt PLC (a)	165,519	12,337,786
Marinus Pharmaceuticals, Inc. (a)(b)	9,220	14,614
Merck & Co., Inc.	4,141,368	260,036,497
Mylan N.V. (a)	672,132	28,471,512
MyoKardia, Inc. (a)(b)	7,583	165,916
Nektar Therapeutics (a)(b)	205,242	3,663,570
Neos Therapeutics, Inc. (a)(b)	6,862	44,740
Ocera Therapeutics, Inc. (a)	10,720	22,726
Ocular Therapeutix, Inc. (a)(b)	12,307	78,642
Omeros Corp. (a)(b)	63,720	684,353
Orexigen Therapeutics, Inc. (a)	16,675	65,533
Pacira Pharmaceuticals, Inc. (a)(b)	57,562	2,281,182
Pain Therapeutics, Inc. (a)	34,536	82,541
Paratek Pharmaceuticals, Inc. (a)	24,749	333,369
Pernix Therapeutics Holdings, Inc. (a)(b)	41,085	26,496
Perrigo Co. PLC	213,066	19,386,875
Pfizer, Inc.	9,079,689	315,973,177
Phibro Animal Health Corp. Class A	37,189	902,577
Prestige Brands Holdings, Inc. (a)	76,873	3,699,897
Relypsa, Inc. (a)(b)	44,517	1,424,099
Repros Therapeutics, Inc. (a)(b)	24,715	50,171
Revance Therapeutics, Inc. (a)(b)	27,269	383,129
SciClone Pharmaceuticals, Inc. (a)(b)	64,805	652,586
SCYNEXIS, Inc. (a)	16,272	47,026
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	435,945
Supernus Pharmaceuticals, Inc. (a)	53,194	1,137,288
Teligent, Inc. (a)(b)	56,579	419,816
Tetraphase Pharmaceuticals, Inc. (a)	45,007	171,027
The Medicines Company (a)(b)	108,903	4,265,731
TherapeuticsMD, Inc. (a)(b)	221,904	1,526,700
Theravance Biopharma, Inc. (a)(b)	49,879	1,414,568
Titan Pharmaceuticals, Inc. (a)(b)	11,285	63,422
VIVUS, Inc. (a)(b)	157,068	166,492
WAVE Life Sciences (a)	10,484	261,471
Zoetis, Inc. Class A	688,172	35,165,589
Zogenix, Inc. (a)	27,884	243,148
		1,632,838,408

TOTAL HEALTH CARE		4,865,363,723

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,278,588
Aerojet Rocketdyne Holdings, Inc. (a)(b)	117,365	2,109,049
AeroVironment, Inc. (a)	33,858	837,647
American Science & Engineering, Inc.	13,204	485,907
Arotech Corp. (a)	32,173	90,728
Astronics Corp. (a)	34,623	1,551,457
Astrotech Corp. (a)(b)	8,707	15,324
BE Aerospace, Inc.	148,977	7,530,787
BWX Technologies, Inc.	154,841	6,009,379
CPI Aerostructures, Inc. (a)(b)	3,805	23,781
Cubic Corp.	40,394	1,891,247
Curtiss-Wright Corp.	69,241	6,224,766
DigitalGlobe, Inc. (a)	93,900	2,543,751
Ducommun, Inc. (a)	15,643	371,365
Engility Holdings, Inc. (a)	28,046	841,380
Erickson Air-Crane, Inc. (a)(b)	6,239	2,808
Esterline Technologies Corp. (a)	42,180	3,245,751
General Dynamics Corp.	431,259	65,646,245
HEICO Corp. (b)	38,297	2,602,664
HEICO Corp. Class A	50,828	2,891,097
Hexcel Corp.	145,666	6,533,120
Honeywell International, Inc.	1,139,763	133,021,740
Huntington Ingalls Industries, Inc.	70,267	11,606,000
Innovative Solutions & Support, Inc. (a)	21,878	66,290
KEYW Holding Corp. (a)(b)	59,019	588,419
KLX, Inc. (a)	87,459	3,265,719
Kratos Defense & Security Solutions, Inc. (a)(b)	62,727	437,834
L-3 Communications Holdings, Inc.	115,635	17,208,801
LMI Aerospace, Inc.(a)	6,877	52,403
Lockheed Martin Corp.	388,159	94,310,992
Mercury Systems, Inc. (a)	62,464	1,416,684
Micronet Enertec Technologies, Inc. (a)	3,018	5,040
Moog, Inc. Class A (a)	52,323	3,086,534
National Presto Industries, Inc. (b)	7,356	641,885
Northrop Grumman Corp.	269,905	57,238,753
Orbital ATK, Inc.	86,159	6,498,973
Raytheon Co.	443,705	62,176,382
Rockwell Collins, Inc.	192,800	16,135,432
SIFCO Industries, Inc. (a)	891	5,836
Sparton Corp. (a)	13,384	306,627
Spirit AeroSystems Holdings, Inc. Class A (a)	183,110	8,390,100
Taser International, Inc. (a)(b)	77,070	2,087,056
Teledyne Technologies, Inc. (a)	51,475	5,515,032
Textron, Inc.	404,201	16,511,611
The Boeing Co.	898,700	116,336,715
TransDigm Group, Inc. (a)(b)	78,538	22,398,252
Triumph Group, Inc.	72,958	2,324,442
United Technologies Corp.	1,162,595	123,734,986
Vectrus, Inc. (a)	13,322	449,484
		818,544,863
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,569,618
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,348,628
C.H. Robinson Worldwide, Inc.	212,445	14,747,932
Echo Global Logistics, Inc. (a)	37,411	965,204
Expeditors International of Washington, Inc.	275,514	13,954,784
FedEx Corp.	373,554	61,610,261
Forward Air Corp.	48,035	2,213,453
Hub Group, Inc. Class A (a)	55,422	2,258,447
Park-Ohio Holdings Corp.	11,143	410,954
Radiant Logistics, Inc. (a)	31,086	90,771
United Parcel Service, Inc. Class B	1,029,889	112,484,477
XPO Logistics, Inc. (a)(b)	136,750	4,895,650
		216,550,179
Airlines - 0.5%
Alaska Air Group, Inc.	189,372	12,788,291
Allegiant Travel Co.	19,910	2,752,358
American Airlines Group, Inc.	790,551	28,697,001
Delta Air Lines, Inc.	1,149,570	42,246,698
Hawaiian Holdings, Inc. (a)	71,807	3,373,493
JetBlue Airways Corp. (a)	479,978	7,655,649
SkyWest, Inc.	82,741	2,335,778
Southwest Airlines Co.	953,323	35,158,552
Spirit Airlines, Inc. (a)	109,342	4,372,587
United Continental Holdings, Inc. (a)	497,458	25,076,858
Virgin America, Inc. (a)(b)	27,895	1,553,473
		166,010,738
Building Products - 0.3%
A.O. Smith Corp.	110,435	10,654,769
AAON, Inc.	75,766	2,144,178
Advanced Drain Systems, Inc. Del	62,250	1,439,843
Allegion PLC	141,141	10,052,062
American Woodmark Corp. (a)	18,194	1,582,878
Apogee Enterprises, Inc.	39,034	1,889,246
Armstrong World Industries, Inc. (a)	73,029	3,174,571
Builders FirstSource, Inc. (a)	137,868	1,894,306
Continental Building Products, Inc. (a)	69,835	1,551,035
CSW Industrials, Inc. (a)	25,190	813,133
Fortune Brands Home & Security, Inc.	225,617	14,340,217
GCP Applied Technologies, Inc. (a)	109,462	3,202,858
Gibraltar Industries, Inc. (a)	56,316	2,149,019
Griffon Corp.	59,127	1,012,254
Insteel Industries, Inc.	29,073	968,131
Lennox International, Inc.	54,461	8,772,033
Masco Corp.	492,746	17,482,628
Masonite International Corp. (a)	44,182	2,948,265
NCI Building Systems, Inc. (a)	58,589	887,037
Nortek, Inc. (a)(b)	17,394	1,495,884
Owens Corning	172,639	9,481,334
Patrick Industries, Inc. (a)	27,897	1,786,245
PGT, Inc. (a)	69,278	825,101
Ply Gem Holdings, Inc. (a)(b)	26,171	365,609
Quanex Building Products Corp.	44,676	863,587
Simpson Manufacturing Co. Ltd.	63,559	2,788,969
Trex Co., Inc. (a)	46,832	2,900,774
Universal Forest Products, Inc.	31,925	3,484,614
USG Corp. (a)(b)	132,977	3,647,559
		114,598,139
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	90,291	3,469,883
ACCO Brands Corp. (a)(b)	148,977	1,489,770
Aqua Metals, Inc. (a)(b)	5,239	48,408
ARC Document Solutions, Inc. (a)	46,203	156,166
Brady Corp. Class A	70,013	2,344,735
Casella Waste Systems, Inc. Class A (a)	64,851	589,496
CECO Environmental Corp.	40,679	447,062
Cenveo, Inc. (a)	13,016	85,906
Cintas Corp.	128,753	15,129,765
Clean Harbors, Inc. (a)(b)	83,549	3,993,642
Copart, Inc. (a)	164,264	8,380,749
Covanta Holding Corp.	187,190	2,787,259
Deluxe Corp. (b)	77,034	5,251,408
Ennis, Inc.	34,279	568,346
Essendant, Inc.	58,461	1,132,390
Fuel Tech, Inc. (a)	51,934	72,188
G&K Services, Inc. Class A	30,395	2,958,345
Healthcare Services Group, Inc.	110,256	4,451,035
Heritage-Crystal Clean, Inc. (a)	18,564	256,369
Herman Miller, Inc.	87,151	3,143,537
HNI Corp.	64,768	3,616,645
Hudson Technologies, Inc. (a)	56,393	364,863
Industrial Services of America, Inc. (a)(b)	1,620	2,576
InnerWorkings, Inc. (a)(b)	48,216	427,676
Interface, Inc.	108,800	1,923,584
Intersections, Inc. (a)(b)	12,865	22,900
KAR Auction Services, Inc.	202,333	8,554,639
Kimball International, Inc. Class B	40,502	504,250
Knoll, Inc.	66,282	1,753,822
Matthews International Corp. Class A	51,789	3,185,541
McGrath RentCorp.	31,203	997,560
Mobile Mini, Inc.	62,262	1,861,634
Msa Safety, Inc.	49,032	2,856,114
Multi-Color Corp.	21,263	1,421,006
NL Industries, Inc. (a)	6,707	39,571
Odyssey Marine Exploration, Inc. (a)	5,346	17,214
Performant Financial Corp. (a)	31,038	67,663
Perma-Fix Environmental Services, Inc. (a)	6,937	37,876
Pitney Bowes, Inc.	304,285	5,708,387
Quad/Graphics, Inc.	35,149	952,186
Quest Resource Holding Corp. (a)	2,977	6,222
R.R. Donnelley & Sons Co.	292,033	4,993,764
Republic Services, Inc.	353,585	17,863,114
Rollins, Inc.	163,488	4,659,408
SP Plus Corp. (a)(b)	26,102	652,550
Steelcase, Inc. Class A	122,865	1,835,603
Stericycle, Inc. (a)(b)	125,436	10,784,987
Team, Inc. (a)(b)	43,316	1,376,149
Tetra Tech, Inc.	81,994	2,894,388
The Brink's Co.	75,766	2,765,459
TRC Companies, Inc. (a)	33,064	251,948
Tyco International Ltd.	634,430	27,711,902
U.S. Ecology, Inc.	34,516	1,548,388
UniFirst Corp.	21,730	2,789,915
Viad Corp.	28,239	1,009,827
Virco Manufacturing Co. (a)	2,682	11,157
VSE Corp.	10,794	355,231
Waste Management, Inc.	621,710	39,752,137
West Corp.	75,610	1,771,542
		214,105,857
Construction & Engineering - 0.2%
AECOM (a)	256,215	7,899,108
Aegion Corp. (a)	54,146	1,002,784
Ameresco, Inc. Class A (a)	38,199	182,591
Argan, Inc.	18,225	871,337
Chicago Bridge & Iron Co. NV	139,767	4,162,261
Comfort Systems U.S.A., Inc.	53,460	1,517,729
Dycom Industries, Inc. (a)(b)	47,219	3,830,405
EMCOR Group, Inc.	92,010	5,268,493
Fluor Corp.	201,037	10,433,820
Goldfield Corp.	41,171	122,278
Granite Construction, Inc.	70,943	3,405,264
Great Lakes Dredge & Dock Corp. (a)	77,922	300,779
HC2 Holdings, Inc. (b)	34,987	167,588
Ies Holdings, Inc. (a)	16,326	270,522
Jacobs Engineering Group, Inc. (a)	187,432	9,875,792
KBR, Inc.	213,027	3,127,236
Layne Christensen Co. (a)(b)	24,456	219,859
MasTec, Inc. (a)	97,987	2,885,717
MYR Group, Inc. (a)	33,116	960,364
Northwest Pipe Co. (a)	12,188	143,209
NV5 Holdings, Inc. (a)	11,806	360,909
Orion Group Holdings, Inc. (a)	33,745	201,120
Primoris Services Corp.	58,483	1,124,043
Quanta Services, Inc. (a)	227,929	5,864,613
Sterling Construction Co., Inc. (a)	31,847	205,413
Tutor Perini Corp. (a)	59,902	1,389,127
Valmont Industries, Inc.	34,086	4,447,200
		70,239,561
Electrical Equipment - 0.7%
Active Power, Inc. (a)	10,523	3,662
Acuity Brands, Inc.	65,154	17,925,168
Allied Motion Technologies, Inc.	7,712	173,751
American Superconductor Corp. (a)(b)	20,903	147,993
AMETEK, Inc.	366,314	17,857,808
AZZ, Inc.	39,890	2,649,893
Babcock & Wilcox Enterprises, Inc. (a)	92,914	1,519,144
Broadwind Energy, Inc. (a)	15,938	76,343
Capstone Turbine Corp. (a)(b)	40,707	69,609
Eaton Corp. PLC	686,478	45,678,246
Emerson Electric Co.	968,778	51,035,225
Encore Wire Corp.	29,513	1,142,743
Energous Corp. (a)(b)	25,329	455,922
Energy Focus, Inc. (a)(b)	8,003	31,212
EnerSys	67,312	4,737,419
Enphase Energy, Inc. (a)(b)	30,890	56,220
Espey Manufacturing & Electronics Corp.	2,015	52,995
Fortive Corp.	452,777	23,847,765
FuelCell Energy, Inc. (a)(b)	48,863	252,133
Generac Holdings, Inc. (a)	99,534	3,712,618
General Cable Corp.	78,815	1,271,286
Hubbell, Inc. Class B	78,881	8,543,601
LSI Industries, Inc.	35,290	357,488
Ocean Power Technologies, Inc. (a)	1,104	8,898
Orion Energy Systems, Inc. (a)	20,733	27,160
Plug Power, Inc. (a)(b)	250,992	389,038
Powell Industries, Inc.	13,455	534,836
Power Solutions International, Inc. (a)(b)	4,960	57,734
Preformed Line Products Co.	1,961	86,009
Real Goods Solar, Inc. (a)	103	722
Regal Beloit Corp.	65,485	4,016,195
Revolution Lighting Technologies, Inc. (a)	3,869	24,297
Rockwell Automation, Inc.	191,832	22,239,084
Sensata Technologies Holding BV (a)(b)	262,780	10,006,662
SolarCity Corp. (a)(b)	88,091	1,819,960
Sunrun, Inc. (a)(b)	31,502	191,532
Thermon Group Holdings, Inc. (a)(b)	52,027	979,668
Ultralife Corp. (a)	13,410	56,993
Vicor Corp. (a)	18,023	196,631
		222,233,663
Industrial Conglomerates - 1.8%
3M Co.	905,123	162,234,247
Carlisle Companies, Inc.	94,759	9,936,429
General Electric Co.	13,747,983	429,486,989
ITT, Inc.	140,185	5,071,893
Raven Industries, Inc.	54,733	1,343,148
Roper Technologies, Inc.	150,847	26,782,885
		634,855,591
Machinery - 1.7%
Accuride Corp. (a)	79,004	133,517
Actuant Corp. Class A (b)	91,777	2,187,046
AGCO Corp.	111,076	5,391,629
Alamo Group, Inc.	17,898	1,160,148
Albany International Corp. Class A	47,080	1,992,896
Allison Transmission Holdings, Inc.	252,235	6,996,999
Altra Industrial Motion Corp.	32,780	924,396
American Railcar Industries, Inc. (b)	11,797	489,104
ARC Group Worldwide, Inc. (a)	1,450	3,495
Astec Industries, Inc.	28,918	1,700,089
Barnes Group, Inc.	79,881	3,302,281
Blue Bird Corp. (a)(b)	4,122	59,728
Briggs & Stratton Corp.	65,668	1,248,349
Caterpillar, Inc. (b)	873,375	71,573,081
Chart Industries, Inc. (a)	41,574	1,252,209
CIRCOR International, Inc.	26,680	1,575,721
CLARCOR, Inc.	71,056	4,652,036
Colfax Corp. (a)(b)	150,605	4,469,956
Columbus McKinnon Corp. (NY Shares)	26,972	473,628
Commercial Vehicle Group, Inc. (a)	77,079	415,456
Crane Co.	79,696	5,126,047
Cummins, Inc.	235,172	29,539,955
Deere & Co. (b)	448,591	37,928,369
Donaldson Co., Inc.	189,419	7,112,683
Douglas Dynamics, Inc.	38,692	1,241,239
Dover Corp.	230,363	16,701,318
Dynamic Materials Corp.	17,783	195,613
Eastern Co.	2,354	45,197
Energy Recovery, Inc. (a)(b)	81,715	987,117
EnPro Industries, Inc.	33,499	1,805,596
ESCO Technologies, Inc.	41,567	1,875,503
ExOne Co. (a)(b)	13,829	186,277
Federal Signal Corp.	91,334	1,197,389
Flowserve Corp.	199,623	9,655,765
Franklin Electric Co., Inc.	55,804	2,134,503
FreightCar America, Inc.	19,411	279,518
Gencor Industries, Inc. (a)	2,773	31,751
Global Brass & Copper Holdings, Inc.	28,348	795,728
Gorman-Rupp Co.	28,251	767,297
Graco, Inc.	80,230	5,910,544
Graham Corp.	12,124	231,690
Greenbrier Companies, Inc. (b)	36,200	1,226,818
Hardinge, Inc.	14,874	157,218
Harsco Corp.	115,711	1,151,324
Hillenbrand, Inc.	98,419	3,164,171
Hurco Companies, Inc.	6,325	170,838
Hyster-Yale Materials Handling Class A	13,602	703,631
IDEX Corp.	119,973	11,210,277
Illinois Tool Works, Inc.	478,756	56,900,151
Ingersoll-Rand PLC	378,370	25,725,376
Jason Industries, Inc. (a)	13,118	25,842
John Bean Technologies Corp.	44,268	3,040,326
Joy Global, Inc. (b)	145,920	3,980,698
Kadant, Inc.	18,429	988,532
Kennametal, Inc.	111,452	3,116,198
L.B. Foster Co. Class A	13,680	164,297
Lincoln Electric Holdings, Inc.	100,440	6,383,966
Lindsay Corp. (b)	16,477	1,185,685
Lydall, Inc. (a)	25,587	1,229,199
Manitex International, Inc. (a)(b)	11,053	70,297
Manitowoc Co., Inc.	189,624	929,158
Meritor, Inc. (a)	154,933	1,727,503
Middleby Corp. (a)	86,920	11,138,798
Milacron Holdings Corp. (a)(b)	38,207	659,835
Miller Industries, Inc.	16,197	358,116
Mueller Industries, Inc.	98,286	3,396,764
Mueller Water Products, Inc. Class A	251,619	3,042,074
Navistar International Corp. (a)(b)	92,998	1,305,692
NN, Inc.	43,595	773,811
Nordson Corp.	80,125	7,910,741
Omega Flex, Inc.	2,487	95,227
Oshkosh Corp.	109,859	5,924,696
PACCAR, Inc.	520,802	31,164,792
Parker Hannifin Corp.	196,361	24,060,113
Pentair PLC	265,866	17,028,717
Proto Labs, Inc. (a)(b)	35,282	1,930,631
RBC Bearings, Inc. (a)	37,926	2,999,567
Rexnord Corp. (a)	146,634	3,242,078
Snap-On, Inc.	86,532	13,264,490
SPX Corp. (a)	68,191	1,291,538
SPX Flow, Inc. (a)	61,914	1,820,891
Standex International Corp.	19,288	1,623,857
Stanley Black & Decker, Inc.	222,698	27,558,878
Sun Hydraulics Corp.	38,275	1,179,636
Supreme Industries, Inc. Class A	19,310	332,904
Tennant Co.	26,322	1,703,823
Terex Corp.	163,819	3,977,525
The L.S. Starrett Co. Class A	4,836	54,066
Timken Co.	94,778	3,210,131
Titan International, Inc.	65,675	603,553
Toro Co.	80,806	7,850,303
TriMas Corp. (a)	65,821	1,262,447
Trinity Industries, Inc.	223,443	5,456,478
Twin Disc, Inc.	8,286	107,635
Wabash National Corp. (a)	85,329	1,190,340
WABCO Holdings, Inc. (a)	75,595	8,070,522
Wabtec Corp.	140,811	10,787,531
Watts Water Technologies, Inc. Class A	38,674	2,490,606
Woodward, Inc.	78,842	4,944,970
Xerium Technologies, Inc. (a)	10,544	85,196
Xylem, Inc.	255,408	12,990,051
		583,891,391
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	866	3,958
Kirby Corp. (a)	77,958	4,061,612
Matson, Inc.	62,860	2,425,767
		6,491,337
Professional Services - 0.4%
Acacia Research Corp.	61,592	368,320
Advisory Board Co. (a)	65,302	2,752,479
Barrett Business Services, Inc.	8,858	413,314
CBIZ, Inc. (a)	68,823	778,388
CDI Corp.	12,621	71,940
CEB, Inc.	51,077	3,074,835
CRA International, Inc. (a)	15,589	422,774
Dun & Bradstreet Corp.	59,374	8,172,831
Equifax, Inc.	175,070	23,091,733
Exponent, Inc.	41,824	2,109,184
Franklin Covey Co. (a)	14,201	230,624
FTI Consulting, Inc. (a)	87,714	3,884,853
GP Strategies Corp. (a)	22,618	540,570
Heidrick & Struggles International, Inc.	22,259	416,021
Hill International, Inc. (a)	43,555	190,771
Hudson Global, Inc.	13,947	23,849
Huron Consulting Group, Inc. (a)	33,622	2,113,479
ICF International, Inc. (a)	27,674	1,158,157
IHS Markit Ltd. (a)	494,594	18,458,248
Insperity, Inc.	30,164	1,977,250
Kelly Services, Inc. Class A (non-vtg.)	46,008	879,673
Kforce, Inc.	36,597	708,152
Korn/Ferry International	83,973	2,001,916
Manpower, Inc.	102,325	7,312,145
Marathon Patent Group, Inc. (a)	8,838	25,453
Mastech Holdings, Inc. (a)	373	2,853
MISTRAS Group, Inc. (a)	23,436	550,043
Navigant Consulting, Inc. (a)	64,946	1,275,539
Nielsen Holdings PLC	536,867	28,604,274
On Assignment, Inc. (a)	75,857	2,860,567
Pendrell Corp. (a)	150,288	106,704
RCM Technologies, Inc.	9,908	55,287
Resources Connection, Inc.	51,824	782,024
Robert Half International, Inc.	189,857	7,277,219
RPX Corp. (a)	73,794	772,623
TransUnion Holding Co., Inc. (a)	102,089	3,367,916
TriNet Group, Inc. (a)	66,298	1,392,258
TrueBlue, Inc. (a)	59,701	1,304,467
Verisk Analytics, Inc. (a)	230,564	19,148,340
Volt Information Sciences, Inc. (a)	6,248	37,176
WageWorks, Inc. (a)	57,816	3,572,451
Willdan Group, Inc. (a)	10,974	191,277
		152,477,977
Road & Rail - 0.8%
AMERCO	9,461	3,251,840
ArcBest Corp.	32,932	602,985
Avis Budget Group, Inc. (a)	139,457	5,038,581
Celadon Group, Inc.	62,978	491,858
Covenant Transport Group, Inc. Class A (a)	19,818	382,091
CSX Corp.	1,433,751	40,546,478
Genesee & Wyoming, Inc. Class A (a)(b)	83,224	5,658,400
Heartland Express, Inc.	91,092	1,733,481
J.B. Hunt Transport Services, Inc.	131,274	10,421,843
Kansas City Southern	161,651	15,634,885
Knight Transportation, Inc.	89,867	2,525,263
Landstar System, Inc.	65,465	4,532,142
Marten Transport Ltd.	38,656	833,810
Norfolk Southern Corp.	442,443	41,545,398
Old Dominion Freight Lines, Inc. (a)(b)	100,394	7,141,025
P.A.M. Transportation Services, Inc. (a)	3,193	63,221
Patriot Transportation Holding, Inc. (a)	1,280	26,893
Providence & Worcester Railroad Co.	4,631	114,247
Roadrunner Transportation Systems, Inc. (a)	43,638	363,941
Ryder System, Inc.	79,284	5,194,688
Saia, Inc. (a)	39,382	1,198,394
Swift Transporation Co. (a)(b)	129,239	2,405,138
U.S.A. Truck, Inc. (a)	7,889	87,568
Union Pacific Corp.	1,257,260	120,106,048
Universal Logistics Holdings I	12,296	166,242
Werner Enterprises, Inc.	64,571	1,490,299
YRC Worldwide, Inc. (a)	47,961	555,868
		272,112,627
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	6,116
Air Lease Corp. Class A	141,086	4,145,107
Aircastle Ltd.	96,241	2,083,618
Applied Industrial Technologies, Inc.	64,348	3,057,817
Beacon Roofing Supply, Inc. (a)	86,310	3,968,534
BlueLinx Corp. (a)	2,338	20,574
BMC Stock Holdings, Inc. (a)	67,646	1,348,861
CAI International, Inc. (a)(b)	23,529	187,526
DXP Enterprises, Inc. (a)	17,105	480,479
Fastenal Co.	429,373	18,510,270
GATX Corp. (b)	60,042	2,632,842
H&E Equipment Services, Inc.	49,244	784,457
HD Supply Holdings, Inc. (a)	283,395	10,233,393
Herc Holdings, Inc. (a)	37,685	1,274,130
Houston Wire & Cable Co.	15,647	92,787
Huttig Building Products, Inc. (a)	22,831	148,402
Kaman Corp. (b)	42,373	1,902,124
Lawson Products, Inc. (a)	6,300	107,037
MRC Global, Inc. (a)	146,508	2,149,272
MSC Industrial Direct Co., Inc. Class A	71,963	5,256,178
Neff Corp. (a)	8,761	82,266
Now, Inc. (a)(b)	156,950	3,239,448
Rush Enterprises, Inc. Class A (a)(b)	52,497	1,248,379
SiteOne Landscape Supply, Inc.	17,311	661,973
Textainer Group Holdings Ltd. (b)	42,054	373,860
Titan Machinery, Inc. (a)(b)	24,582	263,273
Triton International Ltd.	53,680	817,010
United Rentals, Inc. (a)	132,239	10,884,592
Univar, Inc. (a)	109,287	2,261,148
Veritiv Corp. (a)	12,438	638,069
W.W. Grainger, Inc. (b)	83,037	19,153,314
Watsco, Inc.	40,082	5,926,525
WESCO International, Inc. (a)	60,754	3,776,469
Willis Lease Finance Corp. (a)	2,668	68,274
		107,784,124
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	111,708	8,929,938
Wesco Aircraft Holdings, Inc. (a)	94,440	1,297,606
		10,227,544

TOTAL INDUSTRIALS		3,590,123,591

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.1%
ADTRAN, Inc.	74,924	1,377,103
Aerohive Networks, Inc. (a)	31,803	210,854
Applied Optoelectronics, Inc. (a)(b)	20,243	341,095
Arista Networks, Inc. (a)(b)	53,896	4,294,433
Arris International PLC (a)	268,639	7,540,697
Aviat Networks, Inc. (a)	5,550	52,503
Bel Fuse, Inc. Class B (non-vtg.)	12,097	277,868
Black Box Corp.	16,753	233,704
Blonder Tongue Laboratories, Inc. (a)	3,352	2,008
Brocade Communications Systems, Inc.	705,467	6,335,094
CalAmp Corp. (a)(b)	50,212	732,091
Calix Networks, Inc. (a)	55,272	411,224
Ciena Corp. (a)	187,540	4,022,733
Cisco Systems, Inc.	7,519,541	236,414,369
Clearfield, Inc. (a)(b)	16,017	290,228
CommScope Holding Co., Inc. (a)	217,474	6,430,706
Communications Systems, Inc.	4,311	24,012
Comtech Telecommunications Corp.	38,555	496,974
Digi International, Inc. (a)	30,140	345,706
EchoStar Holding Corp. Class A (a)	71,842	2,784,596
EMCORE Corp.	29,659	147,109
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	627,664
F5 Networks, Inc. (a)	100,342	12,314,974
Finisar Corp. (a)	163,810	3,469,496
Harmonic, Inc. (a)(b)	107,478	466,455
Harris Corp. (b)	185,960	17,290,561
Infinera Corp. (a)(b)	199,827	1,714,516
InterDigital, Inc.	54,293	3,877,063
Ixia (a)	103,162	1,189,458
Juniper Networks, Inc.	528,981	12,208,881
KVH Industries, Inc. (a)	23,641	203,313
Lantronix, Inc. (a)	71	97
Lumentum Holdings, Inc. (a)	68,311	2,399,082
Motorola Solutions, Inc.	233,962	18,012,734
MRV Communications, Inc. (a)	6,176	76,212
NETGEAR, Inc. (a)	51,710	2,947,470
NetScout Systems, Inc. (a)	150,999	4,466,550
Novatel Wireless, Inc. (a)(b)	35,452	110,965
Oclaro, Inc. (a)(b)	126,427	996,245
Optical Cable Corp.	564	1,292
Palo Alto Networks, Inc. (a)	112,369	14,964,180
Parkervision, Inc. (a)	10,028	47,533
PC-Tel, Inc.	11,999	60,595
Plantronics, Inc.	53,885	2,729,275
Polycom, Inc. (a)	189,613	2,358,786
Relm Wireless Corp.	9,436	52,464
Resonant, Inc. (a)	2,385	13,022
ShoreTel, Inc. (a)	99,242	795,921
Sonus Networks, Inc. (a)	71,344	614,985
Tessco Technologies, Inc.	7,287	91,598
Ubiquiti Networks, Inc. (a)(b)	35,891	1,844,797
ViaSat, Inc. (a)(b)	67,464	5,062,499
Viavi Solutions, Inc. (a)	350,483	2,726,758
Westell Technologies, Inc. Class A (a)	75,979	40,269
Zhone Technologies, Inc. (a)	5,862	7,152
		386,547,969
Electronic Equipment & Components - 0.8%
Agilysys, Inc. (a)	38,149	421,546
Amphenol Corp. Class A	452,826	28,215,588
Anixter International, Inc. (a)	43,666	2,792,004
Applied DNA Sciences, Inc. (a)(b)	18,968	60,698
Arrow Electronics, Inc. (a)	131,368	8,647,955
Avnet, Inc.	192,402	8,019,315
AVX Corp.	108,189	1,486,517
Badger Meter, Inc.	40,716	2,686,849
Belden, Inc.	61,185	4,563,789
Benchmark Electronics, Inc. (a)	73,834	1,780,876
Cardtronics PLC (b)	63,110	2,834,270
CDW Corp.	221,744	9,900,870
ClearSign Combustion Corp. (a)(b)	7,019	35,376
Cognex Corp.	130,074	6,472,482
Coherent, Inc. (a)	34,968	3,677,934
Control4 Corp. (a)	17,994	198,834
Corning, Inc.	1,614,923	36,642,603
CTS Corp.	43,658	841,726
CUI Global, Inc. (a)(b)	26,608	134,370
Daktronics, Inc.	49,334	470,153
Dolby Laboratories, Inc. Class A	72,917	3,568,558
DTS, Inc.	22,593	755,962
Echelon Corp. (a)	3,219	17,994
Electro Scientific Industries, Inc. (a)	27,319	152,167
eMagin Corp. (a)	5,084	12,456
ePlus, Inc. (a)	7,158	647,871
Fabrinet (a)	43,967	1,706,799
FARO Technologies, Inc. (a)	24,409	795,733
FEI Co.	59,507	6,335,710
Fitbit, Inc. (a)(b)	87,053	1,347,580
FLIR Systems, Inc.	218,683	6,741,997
Frequency Electronics, Inc. (a)	2,550	27,999
Giga-Tronics, Inc. (a)(b)	2,579	2,682
GSI Group, Inc. (a)	36,594	618,073
I. D. Systems Inc. (a)	6,071	31,630
Identiv, Inc. (a)(b)	10,618	20,811
IEC Electronics Corp. (a)	86	421
II-VI, Inc. (a)	86,985	1,843,212
Ingram Micro, Inc. Class A	218,356	7,633,726
Insight Enterprises, Inc. (a)	53,674	1,642,424
Intellicheck Mobilisa, Inc. (a)	545	981
InvenSense, Inc. (a)	115,158	856,776
IPG Photonics Corp. (a)	53,387	4,643,601
Iteris, Inc. (a)	1,032	3,653
Itron, Inc. (a)(b)	55,882	2,661,660
Jabil Circuit, Inc.	283,724	6,012,112
KEMET Corp. (a)	51,674	176,208
KEY Tronic Corp. (a)	6,483	48,687
Keysight Technologies, Inc. (a)	267,729	8,146,993
Kimball Electronics, Inc. (a)	30,376	368,157
Knowles Corp. (a)(b)	121,584	1,690,018
LightPath Technologies, Inc. Class A (a)	376	707
Littelfuse, Inc.	32,405	4,108,954
LRAD Corp.	56,581	106,938
Luna Innovations, Inc. (a)	1,444	1,733
Maxwell Technologies, Inc. (a)(b)	38,769	196,559
Mesa Laboratories, Inc.	4,836	543,373
Methode Electronics, Inc. Class A	56,055	2,054,416
MicroVision, Inc. (a)(b)	54,813	82,220
MOCON, Inc.	2,209	36,449
MTS Systems Corp.	24,519	1,219,820
National Instruments Corp.	155,437	4,342,910
Neonode, Inc. (a)(b)	33,197	44,816
NetList, Inc. (a)(b)	104,599	215,474
OSI Systems, Inc. (a)	28,365	1,902,157
Park Electrochemical Corp.	28,127	465,221
PC Connection, Inc.	26,383	687,805
PC Mall, Inc. (a)	8,716	161,856
Perceptron, Inc. (a)	13,154	86,816
Plexus Corp. (a)	53,841	2,484,762
RadiSys Corp. (a)	34,231	168,074
Research Frontiers, Inc. (a)(b)	16,855	51,913
RF Industries Ltd.	5,778	12,654
Richardson Electronics Ltd.	23,707	167,846
Rofin-Sinar Technologies, Inc. (a)	43,262	1,384,817
Rogers Corp. (a)	27,965	1,563,523
Sanmina Corp. (a)	115,362	3,031,713
ScanSource, Inc. (a)	36,663	1,254,241
SYNNEX Corp.	43,341	4,601,514
Systemax, Inc.	10,113	81,915
TE Connectivity Ltd.	550,460	34,992,742
Tech Data Corp. (a)(b)	55,538	4,123,141
Trimble Navigation Ltd. (a)	378,493	10,370,708
TTM Technologies, Inc. (a)	106,094	1,138,389
Uni-Pixel, Inc. (a)(b)	49,445	72,684
Universal Display Corp. (a)	60,620	3,491,106
VeriFone Systems, Inc. (a)	171,272	3,401,462
Vishay Intertechnology, Inc.	208,670	2,954,767
Vishay Precision Group, Inc. (a)	9,596	146,531
Wayside Technology Group, Inc.	1,232	20,698
Wireless Telecom Group, Inc. (a)	11,200	19,040
Zebra Technologies Corp. Class A (a)(b)	75,871	5,307,935
		275,496,805
Internet Software & Services - 4.1%
2U, Inc. (a)(b)	52,685	1,861,888
Actua Corp. (a)	45,785	466,091
Akamai Technologies, Inc. (a)	262,797	14,427,555
Alarm.com Holdings, Inc. (a)(b)	11,029	302,525
Alphabet, Inc.:
Class A	440,110	347,620,884
Class C (a)	441,742	338,838,201
Amber Road, Inc. (a)(b)	6,724	70,535
Angie's List, Inc. (a)(b)	57,858	587,837
Apigee Corp. (a)	9,599	146,961
AppFolio, Inc. (a)(b)	8,223	151,468
Autobytel, Inc. (a)	9,434	154,718
Bankrate, Inc. (a)	83,183	652,155
Bazaarvoice, Inc. (a)	59,368	237,472
Benefitfocus, Inc. (a)(b)	19,976	806,831
Blucora, Inc. (a)	58,999	610,640
Box, Inc. Class A (a)(b)	65,570	900,932
Brightcove, Inc. (a)	41,182	530,836
BroadVision, Inc. (a)	490	2,906
Carbonite, Inc. (a)	17,932	250,331
Care.com, Inc. (a)	25,585	267,875
ChannelAdvisor Corp. (a)	32,537	405,086
CommerceHub, Inc.:
Series A, (a)	21,320	315,323
Series C, (a)	42,641	628,102
comScore, Inc. (a)(b)	71,703	2,212,038
Cornerstone OnDemand, Inc. (a)	71,622	3,145,638
CoStar Group, Inc. (a)	48,299	10,009,968
Cvent, Inc. (a)	33,302	1,088,309
Demand Media, Inc. (a)	19,244	106,227
Determine, Inc. (a)	552	966
DHI Group, Inc. (a)	50,678	392,248
EarthLink Holdings Corp.	136,356	868,588
eBay, Inc. (a)	1,589,587	51,121,118
eGain Communications Corp. (a)	8,558	27,129
Endurance International Group Holdings, Inc. (a)(b)	93,309	741,807
Envestnet, Inc. (a)(b)	61,275	2,420,975
Everyday Health, Inc. (a)	25,342	194,120
Facebook, Inc. Class A (a)	3,460,799	436,475,970
Five9, Inc. (a)	42,460	636,475
GlowPoint, Inc. (a)	18,770	5,443
GoDaddy, Inc. (a)(b)	65,158	2,109,816
Gogo, Inc. (a)(b)	99,521	1,217,142
GrubHub, Inc. (a)(b)	122,851	4,984,065
GTT Communications, Inc. (a)	69,697	1,479,667
Hortonworks, Inc. (a)(b)	54,660	435,640
IAC/InterActiveCorp	114,880	6,744,605
inContact, Inc. (a)	91,764	1,274,602
Instructure, Inc. (a)(b)	8,268	197,853
Internap Network Services Corp. (a)	74,985	179,214
IntraLinks Holdings, Inc. (a)	59,055	563,385
Inuvo, Inc. (a)	9,640	12,050
iPass, Inc. (a)	33,662	53,859
j2 Global, Inc.	73,457	5,007,564
Limelight Networks, Inc. (a)	69,339	123,423
LinkedIn Corp. Class A (a)	175,884	33,901,641
Liquidity Services, Inc. (a)	37,923	379,230
LivePerson, Inc. (a)	74,160	577,706
LogMeIn, Inc. (a)(b)	38,302	3,198,217
Marchex, Inc. Class B (a)	28,685	79,171
Marin Software, Inc. (a)(b)	9,976	25,239
Match Group, Inc. (a)(b)	75,025	1,214,655
MaxPoint Interactive, Inc. (a)	1,466	13,033
MeetMe, Inc. (a)	68,420	394,099
MINDBODY, Inc. (a)	10,435	181,047
Monster Worldwide, Inc. (a)	123,910	453,511
New Relic, Inc. (a)(b)	49,737	1,825,348
NIC, Inc.	90,389	2,077,139
NumereX Corp. Class A (a)(b)	13,747	102,965
Pandora Media, Inc. (a)(b)	384,697	5,385,758
Q2 Holdings, Inc. (a)	30,085	852,007
QuinStreet, Inc. (a)	38,666	118,318
Qumu Corp. (a)	6,017	15,945
Quotient Technology, Inc. (a)(b)	132,658	1,719,248
Rackspace Hosting, Inc. (a)(b)	163,329	5,136,697
RealNetworks, Inc. (a)	28,670	137,329
Reis, Inc.	8,134	158,613
RetailMeNot, Inc. (a)	84,786	958,930
Rightside Group Ltd. (a)(b)	8,535	80,485
Rocket Fuel, Inc. (a)(b)	19,674	59,022
SecureWorks Corp.	18,872	267,982
Shutterstock, Inc. (a)(b)	26,399	1,530,614
Spark Networks, Inc. (a)	16,620	32,243
SPS Commerce, Inc. (a)	23,567	1,538,454
Stamps.com, Inc. (a)(b)	24,049	2,326,019
Support.com, Inc. (a)	117,655	100,007
Synacor, Inc. (a)(b)	20,037	56,504
TechTarget, Inc. (a)	17,780	143,307
Travelzoo, Inc. (a)	5,383	67,718
Tremor Video, Inc. (a)	17,986	30,396
TrueCar, Inc. (a)(b)	81,085	782,470
Twitter, Inc. (a)(b)	914,113	17,560,111
Unwired Planet, Inc. (a)	8,360	39,710
VeriSign, Inc. (a)(b)	150,219	11,183,805
Web.com Group, Inc. (a)(b)	88,964	1,553,311
WebMD Health Corp. (a)(b)	56,800	2,929,176
Xactly Corp. (a)	8,942	124,562
XO Group, Inc. (a)	29,832	556,068
Yahoo!, Inc. (a)	1,304,901	55,784,518
Yelp, Inc. (a)	81,472	3,135,043
YuMe, Inc. (a)(b)	6,211	20,621
Zillow Group, Inc.:
Class A (a)(b)	60,583	2,049,523
Class C (a)(b)	162,969	5,516,501
		1,410,441,072
IT Services - 3.6%
Accenture PLC Class A	930,899	107,053,385
Acxiom Corp. (a)	121,915	3,168,571
Alliance Data Systems Corp. (a)	90,079	18,428,362
Amdocs Ltd.	233,588	14,043,311
Automatic Data Processing, Inc.	681,224	61,180,727
Black Knight Financial Services, Inc. Class A (a)(b)	43,729	1,706,306
Blackhawk Network Holdings, Inc. (a)	82,570	2,828,023
Booz Allen Hamilton Holding Corp. Class A	186,399	5,659,074
Broadridge Financial Solutions, Inc.	182,531	12,649,398
CACI International, Inc. Class A (a)	38,453	3,820,690
Cartesian, Inc. (a)	206	162
Cass Information Systems, Inc.	15,060	862,185
Ciber, Inc. (a)	66,135	80,023
Cognizant Technology Solutions Corp. Class A (a)	904,027	51,927,311
Computer Sciences Corp.	207,109	9,742,407
Computer Task Group, Inc.	11,646	54,969
Convergys Corp.	146,983	4,384,503
CoreLogic, Inc. (a)	133,765	5,487,040
CSG Systems International, Inc.	47,456	2,074,776
CSP, Inc.	3,696	33,486
CSRA, Inc.	200,870	5,100,089
Datalink Corp. (a)	21,583	210,218
DST Systems, Inc.	49,565	6,022,643
Edgewater Technology, Inc. (a)	2,875	25,530
EPAM Systems, Inc. (a)	62,806	4,283,997
Euronet Worldwide, Inc. (a)	78,916	6,124,671
Everi Holdings, Inc. (a)	85,750	180,933
EVERTEC, Inc.	87,336	1,489,952
ExlService Holdings, Inc. (a)	51,941	2,658,340
Fidelity National Information Services, Inc.	413,764	32,823,898
First Data Corp. Class A (a)	279,547	3,891,294
Fiserv, Inc. (a)	333,015	34,317,196
FleetCor Technologies, Inc. (a)	116,113	19,065,755
Forrester Research, Inc.	17,100	700,758
Gartner, Inc. Class A (a)	125,471	11,417,861
Genpact Ltd. (a)	232,461	5,500,027
Global Payments, Inc.	226,037	17,167,510
Hackett Group, Inc.	31,811	520,110
IBM Corp.	1,319,715	209,676,319
Information Services Group, Inc. (a)	18,000	68,400
Innodata, Inc. (a)	14,010	32,223
Jack Henry & Associates, Inc.	125,525	10,954,567
Leidos Holdings, Inc.	212,446	8,606,187
Lionbridge Technologies, Inc. (a)	69,212	337,062
ManTech International Corp. Class A	37,723	1,510,429
MasterCard, Inc. Class A	1,456,025	140,695,696
Mattersight Corp. (a)(b)	9,437	36,710
Maximus, Inc.	93,721	5,512,669
ModusLink Global Solutions, Inc. (a)(b)	31,030	44,683
MoneyGram International, Inc. (a)	66,937	486,632
NCI, Inc. Class A	12,261	147,868
Neustar, Inc. Class A (a)(b)	75,999	1,931,135
Paychex, Inc.	474,595	28,793,679
PayPal Holdings, Inc. (a)	1,656,280	61,530,802
Perficient, Inc. (a)	51,600	1,030,452
PFSweb, Inc. (a)	22,457	216,710
Planet Payment, Inc. (a)	40,113	144,006
PRG-Schultz International, Inc. (a)	36,569	176,263
Sabre Corp.	302,778	8,523,201
Science Applications International Corp.	65,723	4,193,785
ServiceSource International, Inc. (a)(b)	93,929	475,281
Square, Inc. (a)(b)	44,824	546,405
StarTek, Inc. (a)	2,150	12,083
Sykes Enterprises, Inc. (a)	63,873	1,867,008
Syntel, Inc. (a)	56,060	2,588,290
Teletech Holdings, Inc.	29,721	842,590
Teradata Corp. (a)(b)	194,061	6,157,556
The Western Union Co. (b)	738,846	15,899,966
Total System Services, Inc.	249,380	12,281,965
Travelport Worldwide Ltd.	183,293	2,516,613
Unisys Corp. (a)(b)	68,286	689,689
Vantiv, Inc. (a)	230,594	12,392,122
Virtusa Corp. (a)	42,025	1,102,316
Visa, Inc. Class A	2,849,815	230,550,034
WEX, Inc. (a)	57,655	5,725,718
WidePoint Corp. (a)	71,654	33,849
Xerox Corp.	1,419,246	13,979,573
		1,248,996,027
Semiconductors & Semiconductor Equipment - 2.7%
Acacia Communications, Inc.	11,908	1,329,528
Advanced Energy Industries, Inc. (a)	54,545	2,397,253
Advanced Micro Devices, Inc. (a)(b)	951,578	7,041,677
AEHR Test Systems (a)	3,126	7,502
Alpha & Omega Semiconductor Ltd. (a)	24,379	513,666
Amkor Technology, Inc. (a)	161,169	1,466,638
Amtech Systems, Inc. (a)	13,719	73,259
Analog Devices, Inc.	456,895	28,583,351
Applied Materials, Inc.	1,651,243	49,273,091
Applied Micro Circuits Corp. (a)	132,476	924,682
Axcelis Technologies, Inc. (a)	38,126	447,218
AXT, Inc. (a)	31,515	134,569
Brooks Automation, Inc.	103,049	1,299,448
Cabot Microelectronics Corp.	37,906	1,884,686
Cavium, Inc. (a)	99,129	5,519,503
Ceva, Inc. (a)	30,366	955,922
Cirrus Logic, Inc. (a)	90,516	4,593,687
Cohu, Inc.	35,195	382,570
Cree, Inc. (a)(b)	147,267	3,535,881
CVD Equipment Corp. (a)	24,298	210,907
CyberOptics Corp. (a)	9,251	186,963
Cypress Semiconductor Corp. (b)	466,545	5,565,882
Diodes, Inc. (a)	57,239	1,178,551
DSP Group, Inc. (a)	34,788	401,454
Entegris, Inc. (a)	228,544	3,894,390
Exar Corp. (a)	64,569	587,578
Fairchild Semiconductor International, Inc. (a)	176,025	3,502,898
First Solar, Inc. (a)(b)	112,749	4,264,167
FormFactor, Inc. (a)	107,124	1,108,733
GigOptix, Inc. (a)	62,672	117,823
GSI Technology, Inc. (a)	18,344	89,702
Inphi Corp. (a)	50,934	2,193,727
Integrated Device Technology, Inc. (a)	204,802	4,114,472
Intel Corp.	7,069,458	253,722,848
Intermolecular, Inc. (a)	6,975	8,161
Intersil Corp. Class A	213,161	4,207,798
Intest Corp. (a)	2,175	8,135
IXYS Corp.	38,644	449,043
KLA-Tencor Corp.	236,209	16,359,835
Kopin Corp. (a)	69,745	150,649
Kulicke & Soffa Industries, Inc. (a)	102,964	1,259,250
Lam Research Corp. (b)	240,618	22,454,472
Lattice Semiconductor Corp. (a)(b)	185,835	1,142,885
Linear Technology Corp.	356,675	20,772,752
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	28,341	1,167,649
Marvell Technology Group Ltd.	701,348	8,696,715
Maxim Integrated Products, Inc.	432,119	17,595,886
MaxLinear, Inc. Class A (a)	86,669	1,661,445
Microchip Technology, Inc. (b)	321,838	19,924,991
Micron Technology, Inc. (a)	1,545,519	25,485,608
Microsemi Corp. (a)	174,053	6,955,158
MKS Instruments, Inc.	79,982	3,898,323
Monolithic Power Systems, Inc.	55,587	4,264,635
MoSys, Inc. (a)	60,423	42,900
Nanometrics, Inc. (a)	33,055	672,339
NeoPhotonics Corp. (a)	34,278	511,771
NVE Corp.	6,988	405,653
NVIDIA Corp.	756,278	46,390,093
ON Semiconductor Corp. (a)	595,275	6,428,970
PDF Solutions, Inc. (a)	38,716	648,493
Photronics, Inc. (a)	101,617	971,459
Pixelworks, Inc. (a)(b)	22,798	62,467
Power Integrations, Inc.	43,266	2,526,734
Qorvo, Inc. (a)(b)	192,182	11,037,012
Qualcomm, Inc.	2,202,792	138,930,091
QuickLogic Corp. (a)	61,486	51,033
Rambus, Inc. (a)(b)	170,226	2,352,523
Rubicon Technology, Inc. (a)(b)	25,049	15,287
Rudolph Technologies, Inc. (a)(b)	38,164	669,397
Semtech Corp. (a)	87,042	2,315,317
Sigma Designs, Inc. (a)	51,095	383,723
Silicon Laboratories, Inc. (a)	57,784	3,311,023
Skyworks Solutions, Inc. (b)	282,889	21,177,071
SolarEdge Technologies, Inc. (a)(b)	13,325	226,792
SunEdison Semiconductor Ltd. (a)	98,050	1,126,595
SunPower Corp. (a)(b)	76,953	766,452
Sunworks, Inc. (a)	12,722	36,639
Synaptics, Inc. (a)(b)	56,125	3,197,441
Teradyne, Inc.	294,988	6,212,447
Tessera Technologies, Inc.	79,771	2,675,519
Texas Instruments, Inc.	1,502,144	104,459,094
Ultra Clean Holdings, Inc. (a)	39,254	285,377
Ultratech, Inc. (a)	41,332	1,033,713
Veeco Instruments, Inc. (a)	64,085	1,260,552
Xcerra Corp. (a)	72,566	425,237
Xilinx, Inc.	377,290	20,452,891
		929,029,721
Software - 4.3%
8x8, Inc. (a)	139,704	1,853,872
A10 Networks, Inc. (a)	50,522	497,642
ACI Worldwide, Inc. (a)	177,587	3,391,912
Activision Blizzard, Inc.	763,654	31,592,366
Adobe Systems, Inc. (a)	750,584	76,792,249
American Software, Inc. Class A	20,535	213,769
ANSYS, Inc. (a)	133,369	12,682,058
Aspen Technology, Inc. (a)	119,658	5,439,653
Autodesk, Inc. (a)	327,758	22,090,889
Barracuda Networks, Inc. (a)	28,720	666,304
Blackbaud, Inc.	77,240	5,203,659
Bottomline Technologies, Inc. (a)	62,280	1,438,045
BroadSoft, Inc. (a)	46,995	2,148,141
BSQUARE Corp. (a)	11,182	55,910
CA Technologies, Inc.	430,002	14,581,368
Cadence Design Systems, Inc. (a)	443,027	11,270,607
Callidus Software, Inc. (a)	76,895	1,485,611
CDK Global, Inc.	240,461	13,941,929
Citrix Systems, Inc. (a)	227,000	19,794,400
CommVault Systems, Inc. (a)	75,089	3,870,087
Covisint Corp. (a)	39,763	88,274
Datawatch Corp. (a)(b)	9,730	67,429
Digimarc Corp. (a)(b)	12,143	438,605
Digital Turbine, Inc. (a)(b)	41,910	58,255
Document Security Systems, Inc. (a)	4,956	3,717
Ebix, Inc.	35,461	2,021,277
Electronic Arts, Inc. (a)	451,553	36,679,650
Ellie Mae, Inc. (a)	49,242	4,819,315
EnerNOC, Inc. (a)(b)	34,204	195,305
EPIQ Systems, Inc.	43,230	709,837
Evolving Systems, Inc.	4,973	20,389
Exa Corp. (a)	15,758	250,237
Fair Isaac Corp.	46,441	5,941,662
FalconStor Software, Inc. (a)	37,427	38,550
FireEye, Inc. (a)(b)	218,761	3,141,408
Form Holdings Corp. (a)	9,862	20,217
Fortinet, Inc. (a)	211,222	7,633,563
Gigamon, Inc. (a)	44,099	1,949,176
Glu Mobile, Inc. (a)(b)	173,754	408,322
GSE Systems, Inc. (a)	388	1,017
Guidance Software, Inc. (a)(b)	26,710	158,925
Guidewire Software, Inc. (a)(b)	116,451	7,165,230
HubSpot, Inc. (a)	18,580	1,035,649
Imperva, Inc. (a)	39,060	1,758,091
Infoblox, Inc. (a)	81,785	1,755,106
Interactive Intelligence Group, Inc. (a)(b)	26,096	1,561,846
Intuit, Inc.	377,537	42,076,499
Jive Software, Inc. (a)	60,361	254,723
Majesco Entertainment Co.	475	1,810
Manhattan Associates, Inc. (a)	113,356	6,860,305
Mentor Graphics Corp.	140,666	3,377,391
Microsoft Corp.	11,770,243	676,318,163
MicroStrategy, Inc. Class A (a)	13,884	2,315,712
Mitek Systems, Inc. (a)(b)	45,058	350,101
MobileIron, Inc. (a)	34,473	103,764
Model N, Inc. (a)	14,428	154,668
Monotype Imaging Holdings, Inc.	56,070	1,183,077
NetSol Technologies, Inc. (a)	10,165	61,092
NetSuite, Inc. (a)(b)	56,861	6,192,163
Nuance Communications, Inc. (a)	363,825	5,304,569
Oracle Corp.	4,655,135	191,884,665
Parametric Technology Corp. (a)	172,121	7,344,403
Park City Group, Inc. (a)(b)	12,676	122,830
Paycom Software, Inc. (a)(b)	57,762	2,965,501
Paylocity Holding Corp. (a)(b)	27,303	1,229,454
Pegasystems, Inc.	51,980	1,338,485
Progress Software Corp. (a)	78,882	2,288,367
Proofpoint, Inc. (a)(b)	66,377	5,107,710
PROS Holdings, Inc. (a)	40,708	801,133
QAD, Inc.:
Class A	10,065	233,206
Class B	4,298	81,877
Qualys, Inc. (a)	36,106	1,242,046
Rapid7, Inc. (a)	8,527	153,230
RealPage, Inc. (a)(b)	75,910	1,953,923
Red Hat, Inc. (a)	265,737	19,393,486
RingCentral, Inc. (a)	121,819	2,673,927
Rosetta Stone, Inc. (a)	15,141	133,846
Rovi Corp. (a)	119,303	2,442,132
Salesforce.com, Inc. (a)	949,554	75,413,579
SeaChange International, Inc. (a)	36,866	107,649
ServiceNow, Inc. (a)	231,200	16,801,304
Silver Spring Networks, Inc. (a)	47,301	645,659
Smith Micro Software, Inc. (a)	10,363	24,975
Sonic Foundry, Inc. (a)	155	938
Splunk, Inc. (a)(b)	198,881	11,582,829
SS&C Technologies Holdings, Inc.	235,504	7,759,857
Symantec Corp.	964,184	23,265,760
Synchronoss Technologies, Inc. (a)(b)	58,085	2,425,049
Synopsys, Inc. (a)	236,722	14,035,247
Tableau Software, Inc. (a)	81,490	4,728,865
Take-Two Interactive Software, Inc. (a)(b)	118,971	5,171,669
Tangoe, Inc. (a)	45,871	426,142
TeleNav, Inc. (a)	29,532	172,172
The Rubicon Project, Inc. (a)	36,843	313,166
TiVo, Inc. (a)	142,500	1,511,925
Tubemogul, Inc. (a)(b)	19,314	175,371
Tyler Technologies, Inc. (a)	47,907	7,854,353
Ultimate Software Group, Inc. (a)(b)	42,214	8,820,193
Varonis Systems, Inc. (a)	17,327	512,013
Vasco Data Security International, Inc. (a)	48,861	890,736
Verint Systems, Inc. (a)	91,023	3,105,705
VirnetX Holding Corp. (a)(b)	64,946	172,107
VMware, Inc. Class A (a)(b)	119,283	8,747,022
Voltari Corp. (a)(b)	4,240	12,720
Workday, Inc. Class A (a)(b)	176,166	14,937,115
Workiva, Inc. (a)(b)	27,316	487,864
Zedge, Inc. (a)	14,921	66,548
Zendesk, Inc. (a)	88,825	2,712,716
Zix Corp. (a)(b)	69,803	265,949
Zynga, Inc. (a)	1,220,225	3,331,214
		1,509,354,192
Technology Hardware, Storage & Peripherals - 3.2%
3D Systems Corp. (a)(b)	162,227	2,352,292
Apple, Inc.	8,204,649	870,513,235
Astro-Med, Inc.	4,606	67,754
Avid Technology, Inc. (a)	38,570	346,744
Concurrent Computer Corp.	6,675	36,379
CPI Card Group (b)	22,281	122,991
Cray, Inc. (a)	56,559	1,295,201
Crossroads Systems, Inc. (a)	680	2,890
Dataram Corp. (a)	185	259
Diebold, Inc.	123,985	3,479,019
Eastman Kodak Co. (a)	64,018	991,639
Electronics for Imaging, Inc. (a)(b)	67,250	3,166,130
EMC Corp.	2,905,055	84,217,544
Hewlett Packard Enterprise Co.	2,494,536	53,582,633
HP, Inc.	2,576,796	37,028,559
Hutchinson Technology, Inc. (a)	41,790	62,685
Imation Corp. (a)(b)	42,037	34,895
Immersion Corp. (a)(b)	59,681	432,687
Intevac, Inc. (a)	17,689	107,195
Lexmark International, Inc. Class A	100,540	3,600,337
NCR Corp. (a)	188,663	6,386,243
NetApp, Inc.	436,948	15,114,031
Nimble Storage, Inc. (a)	92,912	763,737
Pure Storage, Inc. Class A (a)(b)	96,777	1,133,259
Quantum Corp. (a)	334,686	214,601
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (b)	446,049	15,049,693
Silicon Graphics International Corp. (a)	44,110	340,088
Super Micro Computer, Inc. (a)	53,821	1,164,148
Transact Technologies, Inc.	3,411	25,719
U.S.A. Technologies, Inc. (a)(b)	38,549	191,974
Violin Memory, Inc. (a)	26,753	48,690
Western Digital Corp.	426,303	19,895,561
Xplore Technologies Corp. (a)	2,067	5,023
		1,121,773,835

TOTAL INFORMATION TECHNOLOGY		6,881,639,621

MATERIALS - 3.3%
Chemicals - 2.1%
A. Schulman, Inc.	45,099	1,150,025
AgroFresh Solutions, Inc. (a)(b)	38,931	236,311
Air Products & Chemicals, Inc.	290,383	45,189,402
Albemarle Corp. U.S.	164,240	13,134,273
American Vanguard Corp.	32,955	555,292
Ashland, Inc.	94,481	11,061,835
Axalta Coating Systems (a)	320,603	9,175,658
Balchem Corp.	47,283	3,311,228
BioAmber, Inc. (a)(b)	17,794	66,728
Cabot Corp.	93,185	4,646,204
Calgon Carbon Corp.	83,129	1,205,371
Celanese Corp. Class A	227,640	14,666,845
CF Industries Holdings, Inc. (b)	360,300	9,367,800
Chase Corp.	10,028	645,502
Chemtura Corp. (a)	110,727	3,320,703
Codexis, Inc. (a)	27,884	116,276
Core Molding Technologies, Inc. (a)	5,919	86,713
E.I. du Pont de Nemours & Co.	1,308,535	91,074,036
Eastman Chemical Co.	226,714	15,391,613
Ecolab, Inc.	396,672	48,810,490
Ferro Corp. (a)	133,620	1,782,491
Flotek Industries, Inc. (a)(b)	75,072	1,163,616
FMC Corp.	203,618	9,557,829
FutureFuel Corp.	37,844	442,396
H.B. Fuller Co.	67,806	3,219,429
Hawkins, Inc.	13,930	608,462
Huntsman Corp.	293,108	5,067,837
Ingevity Corp. (a)	60,928	2,703,985
Innophos Holdings, Inc.	32,175	1,358,429
Innospec, Inc.	50,796	3,011,187
International Flavors & Fragrances, Inc.	120,070	16,639,301
Intrepid Potash, Inc. (a)	76,176	105,123
KMG Chemicals, Inc.	10,303	289,102
Koppers Holdings, Inc. (a)	30,390	991,930
Kraton Performance Polymers, Inc. (a)	48,417	1,745,917
Kronos Worldwide, Inc.	34,238	304,376
LSB Industries, Inc. (a)(b)	28,693	344,316
LyondellBasell Industries NV Class A	511,483	40,350,894
Marrone Bio Innovations, Inc. (a)(b)	15,737	21,874
Metabolix, Inc. (a)(b)	6,939	2,887
Minerals Technologies, Inc.	52,154	3,680,508
Monsanto Co.	654,833	69,739,715
NewMarket Corp.	15,387	6,677,189
Olin Corp.	249,906	5,407,966
OMNOVA Solutions, Inc. (a)	52,644	526,440
Platform Specialty Products Corp. (a)(b)	229,015	2,072,586
PolyOne Corp.	133,312	4,595,265
PPG Industries, Inc.	393,599	41,674,262
Praxair, Inc.	426,463	52,045,545
Quaker Chemical Corp.	19,799	1,979,900
Rayonier Advanced Materials, Inc.	58,598	720,755
RPM International, Inc.	198,631	10,831,348
Senomyx, Inc. (a)(b)	66,138	289,684
Sensient Technologies Corp.	66,412	4,863,351
Sherwin-Williams Co.	118,141	33,517,783
Stepan Co.	30,263	2,126,278
Terravia Holdings, Inc. (a)	98,314	260,532
The Chemours Co. LLC	264,896	3,493,978
The Dow Chemical Co.	1,678,466	90,032,916
The Mosaic Co.	519,197	15,612,254
The Scotts Miracle-Gro Co. Class A	68,506	5,672,297
Trecora Resources (a)	28,770	314,168
Tredegar Corp.	35,793	674,340
Trinseo SA	54,016	3,125,366
Tronox Ltd. Class A (b)	94,701	864,620
Valhi, Inc.	35,553	90,660
Valspar Corp.	108,707	11,458,805
W.R. Grace & Co.	104,222	8,142,865
Westlake Chemical Corp.	59,202	3,067,848
		746,482,910
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,612,317
Headwaters, Inc. (a)	105,333	1,909,687
Martin Marietta Materials, Inc.	93,408	17,096,466
Summit Materials, Inc.	112,711	2,224,915
U.S. Concrete, Inc. (a)(b)	21,607	1,145,603
United States Lime & Minerals, Inc.	2,200	141,086
Vulcan Materials Co.	195,619	22,275,136
		50,405,210
Containers & Packaging - 0.5%
AEP Industries, Inc.	6,511	720,117
Aptargroup, Inc.	94,081	7,336,436
Avery Dennison Corp.	133,240	10,318,106
Ball Corp.	257,218	20,369,093
Bemis Co., Inc.	143,849	7,566,457
Berry Plastics Group, Inc. (a)	177,707	8,066,121
Crown Holdings, Inc. (a)	205,809	11,161,022
Graphic Packaging Holding Co.	466,132	6,684,333
Greif, Inc. Class A	64,085	2,731,944
International Paper Co.	608,966	29,528,761
Myers Industries, Inc.	29,894	428,979
Owens-Illinois, Inc. (a)	240,683	4,315,446
Packaging Corp. of America	137,837	10,838,123
Sealed Air Corp.	296,509	13,974,469
Silgan Holdings, Inc.	68,205	3,282,025
Sonoco Products Co.	162,407	8,370,457
UFP Technologies, Inc. (a)	2,454	60,957
WestRock Co.	375,747	17,998,281
		163,751,127
Metals & Mining - 0.5%
A.M. Castle & Co. (a)(b)	36,860	51,235
AK Steel Holding Corp. (a)(b)	348,928	1,556,219
Alcoa, Inc.	1,971,609	19,873,819
Allegheny Technologies, Inc. (b)	156,534	2,670,470
Ampco-Pittsburgh Corp.	10,414	112,471
Carpenter Technology Corp.	70,077	2,542,394
Century Aluminum Co. (a)(b)	86,859	545,475
Cliffs Natural Resources, Inc. (a)(b)	332,534	1,895,444
Coeur d'Alene Mines Corp. (a)	222,891	2,839,631
Commercial Metals Co.	175,382	2,721,929
Compass Minerals International, Inc.	51,530	3,840,531
Comstock Mining, Inc. (a)	56,723	20,619
Freeport-McMoRan, Inc. (b)	1,984,161	20,417,017
Friedman Industries	2,001	11,446
General Moly, Inc. (a)	60,513	18,220
Gold Resource Corp.	67,805	353,942
Golden Minerals Co. (a)(b)	71,014	51,840
Handy & Harman Ltd. (a)	5,646	126,188
Haynes International, Inc.	18,364	677,448
Hecla Mining Co.	591,612	3,301,195
Kaiser Aluminum Corp.	27,980	2,384,735
Materion Corp.	30,858	905,374
McEwen Mining, Inc. (b)	325,161	1,115,302
Mines Management, Inc. (a)(b)	24,109	29,413
Newmont Mining Corp.	796,358	30,452,730
Nucor Corp.	478,004	23,187,974
Olympic Steel, Inc.	12,703	245,549
Paramount Gold Nevada Corp. (a)	7,958	13,927
Pershing Gold Corp. (a)(b)	31,696	132,489
Real Industries, Inc. (a)	30,069	206,574
Reliance Steel & Aluminum Co.	109,200	7,871,136
Royal Gold, Inc.	97,550	7,152,366
Ryerson Holding Corp. (a)	16,025	193,742
Schnitzer Steel Industries, Inc. Class A	32,409	608,641
Solitario Exploration & Royalty Corp. (a)	18,115	13,405
Steel Dynamics, Inc.	360,316	8,870,980
Stillwater Mining Co. (a)(b)	196,719	2,488,495
SunCoke Energy, Inc.	82,551	538,233
Synalloy Corp.	8,615	60,477
TimkenSteel Corp. (b)	51,850	510,723
U.S. Antimony Corp. (a)	24,962	9,733
United States Steel Corp. (b)	255,689	4,970,594
Universal Stainless & Alloy Products, Inc. (a)	6,659	72,716
Worthington Industries, Inc.	71,924	3,085,540
		158,748,381
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	63,767	1,673,246
Clearwater Paper Corp. (a)	24,633	1,528,970
Deltic Timber Corp.	17,765	1,260,071
Domtar Corp.	101,407	3,784,509
Kapstone Paper & Packaging Corp.	133,397	2,335,781
Louisiana-Pacific Corp. (a)	201,513	3,925,473
Mercer International, Inc. (SBI)	60,804	505,281
Neenah Paper, Inc.	27,129	2,181,985
P.H. Glatfelter Co.	69,408	1,538,775
Rentech, Inc. (a)(b)	27,522	99,354
Resolute Forest Products (a)(b)	135,020	783,116
Schweitzer-Mauduit International, Inc.	48,432	1,902,409
		21,518,970

TOTAL MATERIALS		1,140,906,598

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
Alaska Communication Systems Group, Inc. (a)	135,810	228,161
AT&T, Inc.	9,217,245	376,800,976
Atlantic Tele-Network, Inc.	20,159	1,317,189
CenturyLink, Inc.	810,660	22,536,348
Cincinnati Bell, Inc. (a)	315,667	1,319,488
Cogent Communications Group, Inc.	64,769	2,301,890
Consolidated Communications Holdings, Inc.	72,849	1,752,018
Elephant Talk Communication, Inc. (a)	63,184	11,057
FairPoint Communications, Inc. (a)(b)	43,838	611,102
Frontier Communications Corp.	1,696,546	7,804,112
General Communications, Inc. Class A (a)	45,133	627,349
Globalstar, Inc. (a)(b)	438,567	684,165
Hawaiian Telcom Holdco, Inc. (a)	15,790	353,380
IDT Corp. Class B	44,765	666,551
Inteliquent, Inc.	53,463	889,624
Intelsat SA (a)(b)	61,651	166,458
Iridium Communications, Inc. (a)(b)	122,967	1,024,315
Level 3 Communications, Inc. (a)	430,543	21,367,849
Lumos Networks Corp. (a)	30,848	424,160
ORBCOMM, Inc. (a)	100,896	1,003,915
PDVWireless, Inc. (a)(b)	18,833	481,936
SBA Communications Corp. Class A (a)	184,740	21,088,071
Straight Path Communications, Inc. Class B (a)(b)	22,382	530,453
Towerstream Corp. (a)	2,376	5,227
Verizon Communications, Inc.	6,106,166	319,535,667
Vonage Holdings Corp. (a)	306,769	1,782,328
Windstream Holdings, Inc. (b)	173,774	1,478,817
Zayo Group Holdings, Inc. (a)	56,193	1,630,159
		788,422,765
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	32,822	278,987
Leap Wireless International, Inc. rights (a)	51,525	169,002
NII Holdings, Inc. (a)(b)	134,717	448,608
Shenandoah Telecommunications Co.	75,836	1,950,502
Spok Holdings, Inc.	43,148	714,099
Sprint Corp. (a)(b)	1,170,821	7,235,674
T-Mobile U.S., Inc. (a)	408,705	18,939,390
Telephone & Data Systems, Inc.	138,279	3,853,836
U.S. Cellular Corp. (a)	27,310	1,016,478
		34,606,576

TOTAL TELECOMMUNICATION SERVICES		823,029,341

UTILITIES - 3.2%
Electric Utilities - 1.9%
Allete, Inc.	79,147	4,693,417
Alliant Energy Corp.	330,508	12,542,779
American Electric Power Co., Inc.	718,744	46,409,300
Duke Energy Corp.	1,026,360	81,759,838
Edison International	482,235	35,068,129
El Paso Electric Co.	71,253	3,255,550
Empire District Electric Co.	99,444	3,363,196
Entergy Corp.	263,217	20,583,569
Eversource Energy	475,146	25,643,630
Exelon Corp.	1,386,793	47,150,962
FirstEnergy Corp.	628,880	20,583,242
Genie Energy Ltd. Class B	24,074	153,592
Great Plains Energy, Inc.	218,312	5,929,354
Hawaiian Electric Industries, Inc.	182,305	5,470,973
IDACORP, Inc.	76,754	5,838,677
ITC Holdings Corp.	221,475	10,015,100
MGE Energy, Inc.	69,441	3,815,089
NextEra Energy, Inc.	687,016	83,087,715
OGE Energy Corp.	302,600	9,419,938
Otter Tail Corp.	68,037	2,329,587
PG&E Corp.	725,375	44,929,728
Pinnacle West Capital Corp.	178,279	13,378,056
PNM Resources, Inc.	111,489	3,544,235
Portland General Electric Co.	132,710	5,588,418
PPL Corp.	1,005,718	34,978,872
Southern Co.	1,383,580	71,019,161
Spark Energy, Inc. Class A, (b)	27,337	792,500
Westar Energy, Inc.	214,666	11,793,750
Xcel Energy, Inc.	781,831	32,336,530
		645,474,887
Gas Utilities - 0.2%
Atmos Energy Corp.	163,026	12,015,016
Chesapeake Utilities Corp.	25,261	1,607,863
Delta Natural Gas Co., Inc.	3,078	76,581
Gas Natural, Inc.	8,386	61,721
National Fuel Gas Co.	136,023	7,761,472
New Jersey Resources Corp.	133,342	4,485,625
Northwest Natural Gas Co.	40,743	2,433,579
ONE Gas, Inc.	86,513	5,297,191
Piedmont Natural Gas Co., Inc. (b)	116,693	7,013,249
Questar Corp.	258,932	6,475,889
South Jersey Industries, Inc.	125,264	3,717,836
Southwest Gas Corp.	71,765	5,010,632
Spire, Inc.	66,837	4,324,354
UGI Corp.	249,410	11,343,167
WGL Holdings, Inc.	76,581	4,812,350
		76,436,525
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	5,933
Calpine Corp. (a)	479,244	5,980,965
Dynegy, Inc. (a)(b)	157,850	1,999,960
NRG Energy, Inc.	471,299	5,707,431
NRG Yield, Inc.:
Class A	44,523	716,375
Class C	93,579	1,575,870
Ormat Technologies, Inc.	56,785	2,748,394
Pattern Energy Group, Inc.	100,195	2,384,641
Talen Energy Corp. (a)(b)	106,771	1,474,508
TerraForm Global, Inc. (b)	98,063	354,988
Terraform Power, Inc. (b)	110,189	1,414,827
The AES Corp.	975,796	11,777,858
U.S. Geothermal, Inc. (a)(b)	163,207	117,525
Vivint Solar, Inc. (a)(b)	34,907	111,004
		36,370,279
Multi-Utilities - 0.9%
Ameren Corp.	346,753	17,136,533
Avangrid, Inc.	94,341	3,924,586
Avista Corp.	105,247	4,275,133
Black Hills Corp.	76,148	4,455,419
CenterPoint Energy, Inc.	622,537	13,988,406
CMS Energy Corp.	407,451	17,100,718
Consolidated Edison, Inc.	454,348	34,189,687
Dominion Resources, Inc.	916,633	67,977,503
DTE Energy Co.	257,143	23,888,585
MDU Resources Group, Inc.	295,243	6,958,878
NiSource, Inc.	449,254	10,755,141
NorthWestern Energy Corp.	72,979	4,219,646
Public Service Enterprise Group, Inc.	752,056	32,157,915
SCANA Corp.	209,282	14,785,773
Sempra Energy	352,639	36,896,619
Unitil Corp.	69,767	2,758,587
Vectren Corp.	130,243	6,370,185
WEC Energy Group, Inc.	463,777	27,770,967
		329,610,281
Water Utilities - 0.1%
American States Water Co.	52,884	2,061,418
American Water Works Co., Inc.	257,950	19,085,721
Aqua America, Inc.	289,680	8,809,169
Artesian Resources Corp. Class A	60,524	1,662,594
Cadiz, Inc. (a)	14,651	113,838
California Water Service Group	83,616	2,549,452
Connecticut Water Service, Inc.	18,109	839,714
Middlesex Water Co.	21,828	728,400
Pure Cycle Corp. (a)(b)	17,116	82,328
SJW Corp.	25,048	1,069,299
York Water Co.	40,150	1,136,245
		38,138,178

TOTAL UTILITIES		1,126,030,150

TOTAL COMMON STOCKS
(Cost $23,857,012,664)		34,436,345,104
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.51% 9/15/16 to 3/30/17 (c)
(Cost $14,969,808)	15,000,000	14,972,190
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.42% (d)	275,644,084	$275,644,084
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	1,623,276,198	1,623,276,198
TOTAL MONEY MARKET FUNDS
(Cost $1,898,920,282)		1,898,920,282
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $25,770,902,754)		36,350,237,576
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(1,601,294,495)
NET ASSETS - 100%		$34,748,943,081

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,383 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	258,495,925	$6,458,341
121 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2016	18,921,980	667,457
305 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	37,783,400	1,885,081
TOTAL FUTURES CONTRACTS			$9,010,879

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,890,365.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$434,196
Fidelity Securities Lending Cash Central Fund	7,642,737
Total	$8,076,933

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,428,592,478	$4,428,592,478	$--	$--
Consumer Staples	3,059,642,826	3,059,633,272	--	9,554
Energy	2,210,689,853	2,210,689,853	--	--
Financials	6,310,326,923	6,309,991,019	147	335,757
Health Care	4,865,363,723	4,864,874,341	--	489,382
Industrials	3,590,123,591	3,590,123,591	--	--
Information Technology	6,881,639,621	6,881,639,621	--	--
Materials	1,140,906,598	1,140,906,598	--	--
Telecommunication Services	823,029,341	822,860,339	--	169,002
Utilities	1,126,030,150	1,126,030,150	--	--
U.S. Government and Government Agency Obligations	14,972,190	--	14,972,190	--
Money Market Funds	1,898,920,282	1,898,920,282	--	--
Total Investments in Securities:	$36,350,237,576	$36,334,261,544	$14,972,337	$1,003,695
Derivative Instruments:
Assets
Futures Contracts	$9,010,879	$9,010,879	$--	$--
Total Assets	$9,010,879	$9,010,879	$--	$--
Total Derivative Instruments:	$9,010,879	$9,010,879	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,010,879	$0
Total Equity Risk	9,010,879	0
Total Value of Derivatives	$9,010,879	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,572,941,399) — See accompanying schedule: Unaffiliated issuers (cost $23,871,982,472)	$34,451,317,294
Fidelity Central Funds (cost $1,898,920,282)	1,898,920,282
Total Investments (cost $25,770,902,754)		$36,350,237,576
Cash		3,462,156
Receivable for investments sold		881,643
Receivable for fund shares sold		100,496,193
Dividends receivable		68,836,652
Distributions receivable from Fidelity Central Funds		1,309,618
Other receivables		488,157
Total assets		36,525,711,995
Liabilities
Payable for investments purchased	$85,238,762
Payable for fund shares redeemed	65,774,789
Accrued management fee	433,248
Payable for daily variation margin for derivative instruments	982,621
Other affiliated payables	575,352
Other payables and accrued expenses	487,944
Collateral on securities loaned, at value	1,623,276,198
Total liabilities		1,776,768,914
Net Assets		$34,748,943,081
Net Assets consist of:
Paid in capital		$23,810,634,509
Undistributed net investment income		341,269,958
Accumulated undistributed net realized gain (loss) on investments		8,692,913
Net unrealized appreciation (depreciation) on investments		10,588,345,701
Net Assets		$34,748,943,081
Investor Class:
Net Asset Value, offering price and redemption price per share ($677,349,778 ÷ 10,746,686 shares)		$63.03
Premium Class:
Net Asset Value, offering price and redemption price per share ($20,129,368,471 ÷ 319,317,391 shares)		$63.04
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,784,394,306 ÷ 28,309,245 shares)		$63.03
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,998,359,332 ÷ 63,435,569 shares)		$63.03
Class F:
Net Asset Value, offering price and redemption price per share ($8,159,471,194 ÷ 129,417,077 shares)		$63.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$341,126,720
Interest		29,747
Income from Fidelity Central Funds (including $7,642,737 from security lending)		8,076,933
Total income		349,233,400
Expenses
Management fee	$4,584,834
Transfer agent fees	4,140,329
Independent trustees' fees and expenses	71,092
Miscellaneous	43,469
Total expenses before reductions	8,839,724
Expense reductions	(1,589,935)	7,249,789
Net investment income (loss)		341,983,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,901,904
Futures contracts	27,829,384
Total net realized gain (loss)		144,731,288
Change in net unrealized appreciation (depreciation) on: Investment securities	3,833,403,275
Assets and liabilities in foreign currencies	(71)
Futures contracts	7,382,274
Total change in net unrealized appreciation (depreciation)		3,840,785,478
Net gain (loss)		3,985,516,766
Net increase (decrease) in net assets resulting from operations		$4,327,500,377

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$341,983,611	$584,597,412
Net realized gain (loss)	144,731,288	178,477,957
Change in net unrealized appreciation (depreciation)	3,840,785,478	(3,209,448,060)
Net increase (decrease) in net assets resulting from operations	4,327,500,377	(2,446,372,691)
Distributions to shareholders from net investment income	(97,015,831)	(577,075,341)
Distributions to shareholders from net realized gain	(59,010,973)	(159,400,626)
Total distributions	(156,026,804)	(736,475,967)
Share transactions - net increase (decrease)	1,118,559,516	3,139,186,419
Redemption fees	163,748	358,768
Total increase (decrease) in net assets	5,290,196,837	(43,303,471)
Net Assets
Beginning of period	29,458,746,244	29,502,049,715
End of period	$34,748,943,081	$29,458,746,244
Other Information
Undistributed net investment income end of period	$341,269,958	$96,302,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.58	$54.91	$44.05	$39.55	$38.56
Income from Investment Operations
Net investment income (loss)B	.61	1.13	1.10	.92	.87	.68
Net realized and unrealized gain (loss)	7.38	(5.97)	6.51	10.74	4.40	.96
Total from investment operations	7.99	(4.84)	7.61	11.66	5.27	1.64
Distributions from net investment income	(.17)	(1.11)	(.94)	(.80)	(.77)	(.65)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.28)	(1.42)	(.94)	(.80)	(.77)	(.65)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$63.03	$55.32	$61.58	$54.91	$44.05	$39.55
Total ReturnD,E	14.48%	(7.96)%	13.94%	26.62%	13.50%	4.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.04%H	1.90%	1.91%	1.85%	2.15%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$677,350	$1,932,568	$1,943,259	$1,694,212	$1,305,435	$3,379,770
Portfolio turnover rateI	2%H	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.91	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	.63	1.16	1.13	.94	.89	.69
Net realized and unrealized gain (loss)	7.38	(5.98)	6.52	10.73	4.39	.97
Total from investment operations	8.01	(4.82)	7.65	11.67	5.28	1.66
Distributions from net investment income	(.18)	(1.14)	(.97)	(.82)	(.78)	(.66)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.45)	(.97)	(.82)	(.78)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$63.04	$55.32	$61.59	$54.91	$44.06	$39.56
Total ReturnD,E	14.51%	(7.92)%	14.02%	26.65%	13.53%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H,I	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%H,J	.05%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.05%H,J	.05%	.05%	.06%	.07%	.07%
Net investment income (loss)	2.09%H	1.95%	1.96%	1.89%	2.18%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$20,129,368	$18,866,595	$18,860,117	$14,943,835	$10,262,592	$6,536,903
Portfolio turnover rateK	2%H	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents .062%.

 J Amount represents .048%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.91	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	.63	1.17	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	7.38	(5.98)	6.52	10.75	4.40	5.26
Total from investment operations	8.01	(4.81)	7.65	11.69	5.29	5.62
Distributions from net investment income	(.18)	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–	–
Net asset value, end of period	$63.03	$55.31	$61.58	$54.91	$44.05	$39.55
Total ReturnE,F	14.52%	(7.92)%	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I,J	.07%	.07%	.07%	.07%	.07%I
Expenses net of fee waivers, if any	.04%I	.04%	.04%	.05%	.06%	.06%I
Expenses net of all reductions	.04%I	.04%	.04%	.05%	.06%	.06%I
Net investment income (loss)	2.09%I	1.96%	1.97%	1.90%	2.19%	2.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,784,394	$1,199,719	$1,307,281	$1,254,047	$876,155	$693,534
Portfolio turnover rateK	2%I	3%	2%	2%	3%	17%L

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents .058%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.90	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	.64	1.17	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	7.37	(5.98)	6.52	10.73	4.39	5.26
Total from investment operations	8.01	(4.81)	7.66	11.68	5.29	5.62
Distributions from net investment income	(.18)	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–	–
Net asset value, end of period	$63.03	$55.31	$61.58	$54.90	$44.05	$39.55
Total ReturnE,F	14.52%	(7.91)%	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I,J	.05%	.05%	.06%	.06%	.06%I
Expenses net of fee waivers, if any	.03%I,K	.04%L	.04%M	.05%N	.05%N	.05%I,N
Expenses net of all reductions	.03%I,K	.04%L	.04%M	.05%N	.05%N	.05%I,N
Net investment income (loss)	2.11%I	1.97%	1.97%	1.90%	2.20%	2.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,998,359	$800,304	$1,022,585	$740,877	$546,329	$189,758
Portfolio turnover rateO	2%I	3%	2%	2%	3%	17%P

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents .034%.

 K Amount represents .028%.

 L Amount represents .035%.

 M Amount represents .038%.

 N Amount represents .045%.

 O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 P Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.92	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	.64	1.17	1.14	.95	.90	.69
Net realized and unrealized gain (loss)	7.38	(5.98)	6.51	10.74	4.39	.97
Total from investment operations	8.02	(4.81)	7.65	11.69	5.29	1.66
Distributions from net investment income	(.18)	(1.15)	(.98)	(.83)	(.79)	(.66)
Distributions from net realized gain	(.11)	(.31)	–	–	–	–
Total distributions	(.29)	(1.46)	(.98)	(.83)	(.79)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$63.05	$55.32	$61.59	$54.92	$44.06	$39.56
Total ReturnD,E	14.53%	(7.91)%	14.01%	26.69%	13.55%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H,I	.04%J	.04%K	.05%L	.05%L	.06%
Expenses net of fee waivers, if any	.03%H,M	.04%J	.04%K	.05%L	.05%L	.06%
Expenses net of all reductions	.03%H,M	.04%J	.04%K	.05%L	.05%L	.06%
Net investment income (loss)	2.11%H	1.97%	1.97%	1.90%	2.20%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,159,471	$6,659,560	$6,368,808	$5,088,489	$2,833,198	$1,494,616
Portfolio turnover rateN	2%H	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents .029%.

 J Amount represents .035%.

 K Amount represents .038%.

 L Amount represents .045%.

 M Amount represents .028%.

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications, Inc. Class A	1.3	0.4
Tesla Motors, Inc.	0.6	0.5
LinkedIn Corp. Class A	0.6	0.4
Liberty Global PLC Class C	0.5	0.6
Las Vegas Sands Corp.	0.5	0.5
BioMarin Pharmaceutical, Inc.	0.4	0.4
SBA Communications Corp. Class A	0.4	0.3
Incyte Corp.	0.4	0.4
Medivation, Inc.	0.3	0.2
Markel Corp.	0.3	0.3
	5.3

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	25.5
Information Technology	17.0	16.5
Consumer Discretionary	15.7	16.5
Industrials	12.5	13.2
Health Care	11.8	11.8
Materials	5.1	4.5
Energy	3.7	2.8
Consumer Staples	3.6	3.4
Utilities	3.4	4.0
Telecommunication Services	1.2	1.2

Fidelity® Extended Market Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	303,653	$5,204,612
Autoliv, Inc. (b)	350,206	37,184,873
Clean Diesel Technologies, Inc. (a)(b)	6,695	24,504
Cooper Tire & Rubber Co.	207,181	7,042,082
Cooper-Standard Holding, Inc. (a)	68,344	6,769,473
Dana Holding Corp.	586,317	8,454,691
Dorman Products, Inc. (a)(b)	119,068	7,509,619
Drew Industries, Inc.	96,636	9,842,377
Federal-Mogul Corp. Class A (a)	128,987	1,177,651
Fox Factory Holding Corp. (a)	85,569	1,776,412
Gentex Corp. (b)	1,137,091	20,228,849
Gentherm, Inc. (a)	143,807	4,741,317
Hertz Global Holdings, Inc. (a)	295,560	14,559,286
Horizon Global Corp. (a)	71,592	1,275,769
Lear Corp.	287,864	33,475,705
Metaldyne Performance Group, Inc.	63,050	1,000,604
Modine Manufacturing Co. (a)	183,284	1,962,972
Motorcar Parts of America, Inc. (a)(b)	74,912	2,129,748
Shiloh Industries, Inc. (a)	30,442	273,065
Spartan Motors, Inc.	139,927	1,379,680
Standard Motor Products, Inc.	82,683	3,705,025
Stoneridge, Inc. (a)	109,376	1,895,486
Strattec Security Corp.	14,358	601,457
Superior Industries International, Inc.	91,087	2,651,543
Sypris Solutions, Inc. (a)(b)	33,998	34,678
Tenneco, Inc. (a)	225,356	12,581,625
Tower International, Inc.	81,725	1,985,918
Unique Fabricating, Inc. (b)	9,604	120,914
UQM Technologies, Inc. (a)(b)	137,888	82,733
Visteon Corp.	132,525	9,369,518
Workhorse Group, Inc. (a)(b)	45,816	375,691
		199,417,877
Automobiles - 0.7%
Tesla Motors, Inc. (a)(b)	445,771	94,507,910
Thor Industries, Inc. (b)	179,655	14,579,003
Winnebago Industries, Inc. (b)	112,011	2,696,105
		111,783,018
Distributors - 0.2%
Core-Mark Holding Co., Inc.	186,606	7,119,019
Educational Development Corp. (b)	16,502	199,509
Fenix Parts, Inc. (a)(b)	54,314	263,966
Pool Corp.	161,207	16,260,950
VOXX International Corp. (a)	83,482	256,290
Weyco Group, Inc.	21,447	547,327
		24,647,061
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	64,870	1,340,863
Apollo Education Group, Inc. Class A (non-vtg.) (a)	414,281	3,674,672
Ascent Capital Group, Inc. (a)	47,464	1,101,639
Bridgepoint Education, Inc. (a)	58,229	422,160
Bright Horizons Family Solutions, Inc. (a)	173,179	11,803,881
Cambium Learning Group, Inc. (a)	48,546	233,506
Capella Education Co.	43,969	2,590,653
Career Education Corp. (a)	274,024	1,792,117
Carriage Services, Inc.	65,607	1,537,828
Chegg, Inc. (a)(b)	202,340	1,361,748
Collectors Universe, Inc.	19,242	368,292
DeVry, Inc. (b)	226,816	5,225,841
Graham Holdings Co.	17,415	8,539,445
Grand Canyon Education, Inc. (a)	185,510	7,704,230
Houghton Mifflin Harcourt Co. (a)	412,386	6,577,557
ITT Educational Services, Inc. (a)(b)	80,417	28,267
K12, Inc. (a)	135,053	1,613,883
Liberty Tax, Inc.	27,950	379,841
LifeLock, Inc. (a)(b)	331,519	5,516,476
Lincoln Educational Services Corp. (a)	84,172	156,560
National American University Holdings, Inc. (b)	23,237	53,445
Regis Corp. (a)	150,570	1,892,665
Service Corp. International	769,064	20,334,052
ServiceMaster Global Holdings, Inc. (a)	537,578	20,057,035
Sotheby's Class A (Ltd. vtg.) (b)	207,513	8,227,890
Strayer Education, Inc. (a)	42,800	2,083,504
Universal Technical Institute, Inc. (b)	87,539	199,589
Weight Watchers International, Inc. (a)(b)	107,213	1,126,809
		115,944,448
Hotels, Restaurants & Leisure - 3.5%
AG&E Holdings, Inc.	4,238	1,187
ARAMARK Holdings Corp.	897,123	34,027,875
Ark Restaurants Corp.	8,457	189,606
Belmond Ltd. Class A (a)	352,196	3,934,029
Biglari Holdings, Inc. (a)	4,573	2,014,818
BJ's Restaurants, Inc. (a)	82,017	3,257,715
Bloomin' Brands, Inc.	459,476	8,978,161
Bob Evans Farms, Inc.	77,823	3,190,743
Bojangles', Inc. (a)(b)	39,333	635,228
Boyd Gaming Corp. (a)(b)	322,879	6,296,141
Bravo Brio Restaurant Group, Inc. (a)	63,389	297,928
Brinker International, Inc.	223,896	12,025,454
Buffalo Wild Wings, Inc. (a)(b)	73,902	11,986,904
Caesars Entertainment Corp. (a)(b)	177,526	1,121,964
Carrols Restaurant Group, Inc. (a)	142,178	1,913,716
Century Casinos, Inc. (a)	79,328	506,906
Chanticleer Holdings, Inc. (a)(b)	92,136	36,854
Choice Hotels International, Inc.	140,801	6,827,440
Churchill Downs, Inc.	48,197	7,199,668
Chuy's Holdings, Inc. (a)(b)	65,176	1,973,529
ClubCorp Holdings, Inc.	263,944	3,787,596
Cosi, Inc. (a)(b)	94,577	20,599
Cracker Barrel Old Country Store, Inc. (b)	94,434	14,364,356
Dave & Buster's Entertainment, Inc. (a)	102,607	4,766,095
Del Frisco's Restaurant Group, Inc. (a)	95,251	1,433,528
Del Taco Restaurants, Inc. (a)(b)	107,241	1,204,316
Denny's Corp. (a)	321,735	3,362,131
Diamond Resorts International, Inc. (a)(b)	207,348	6,263,983
DineEquity, Inc.	66,966	5,222,678
Diversified Restaurant Holdings, Inc. (a)	33,035	39,312
Domino's Pizza, Inc.	198,105	29,630,565
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	28,917
Dover Motorsports, Inc.	22,686	55,354
Dunkin' Brands Group, Inc. (b)	360,091	17,626,454
El Pollo Loco Holdings, Inc. (a)(b)	83,188	1,133,021
Eldorado Resorts, Inc. (a)	92,167	1,286,651
Empire Resorts, Inc. (a)(b)	9,364	157,596
Entertainment Gaming Asia, Inc. (a)	10,477	20,430
Extended Stay America, Inc. unit	274,286	3,881,147
Famous Dave's of America, Inc. (a)(b)	21,114	127,529
Fiesta Restaurant Group, Inc. (a)(b)	106,477	2,689,609
Flanigan's Enterprises, Inc.	1,120	27,362
Fogo de Chao, Inc. (a)(b)	21,517	264,014
Full House Resorts, Inc. (a)(b)	24,413	47,605
Gaming Partners International Corp. (a)	1,584	15,761
Golden Entertainment, Inc.	33,424	418,468
Good Times Restaurants, Inc. (a)(b)	41,006	141,061
Habit Restaurants, Inc. Class A (a)(b)	57,068	874,282
Hilton Worldwide Holdings, Inc. (b)	2,067,826	49,359,007
Hyatt Hotels Corp. Class A (a)(b)	99,211	5,305,804
Ignite Restaurant Group, Inc. (a)(b)	28,225	25,685
International Speedway Corp. Class A	111,755	3,720,324
Interval Leisure Group, Inc.	440,441	7,663,673
Intrawest Resorts Holdings, Inc. (a)	62,384	930,769
Isle of Capri Casinos, Inc. (a)	95,456	1,656,162
J. Alexanders Holdings, Inc. (a)	59,031	588,539
Jack in the Box, Inc.	128,826	12,813,034
Jamba, Inc. (a)(b)	61,744	674,862
Kona Grill, Inc. (a)(b)	43,155	573,530
La Quinta Holdings, Inc. (a)	326,056	3,765,947
Las Vegas Sands Corp.	1,448,641	72,736,265
Lindblad Expeditions Holdings (a)	89,178	837,381
Luby's, Inc. (a)	54,955	247,298
Marcus Corp.	82,737	1,952,593
Marriott Vacations Worldwide Corp. (b)	96,763	7,460,427
MGM Mirage, Inc. (a)	1,876,711	44,834,626
Monarch Casino & Resort, Inc. (a)	40,804	970,727
Morgans Hotel Group Co. (a)(b)	123,906	276,310
Nathan's Famous, Inc. (a)(b)	14,327	706,464
Noodles & Co. (a)(b)	86,399	565,049
Norwegian Cruise Line Holdings Ltd. (a)(b)	620,207	22,259,229
Panera Bread Co. Class A (a)(b)	90,362	19,622,108
Papa John's International, Inc.	110,401	8,261,307
Papa Murphy's Holdings, Inc. (a)(b)	43,281	258,388
Peak Resorts, Inc.	18,903	90,923
Penn National Gaming, Inc. (a)	303,894	4,309,217
Pinnacle Entertainment, Inc. (b)	246,572	2,968,727
Planet Fitness, Inc. (a)(b)	102,379	2,216,505
Popeyes Louisiana Kitchen, Inc. (a)	90,437	4,931,530
Potbelly Corp. (a)(b)	91,426	1,184,881
Rave Restaurant Group, Inc. (a)(b)	27,514	105,929
RCI Hospitality Holdings, Inc.	25,778	283,300
Red Lion Hotels Corp. (a)	67,680	442,627
Red Robin Gourmet Burgers, Inc. (a)	55,459	2,787,369
Red Rock Resorts, Inc. (b)	112,775	2,541,949
Ruby Tuesday, Inc. (a)(b)	246,313	748,792
Ruth's Hospitality Group, Inc.	146,679	2,194,318
Scientific Games Corp. Class A (a)(b)	205,270	1,693,478
SeaWorld Entertainment, Inc. (b)	261,360	3,400,294
Shake Shack, Inc. Class A (a)(b)	19,491	688,032
Six Flags Entertainment Corp.	341,847	16,671,878
Sonic Corp.	189,210	5,428,435
Speedway Motorsports, Inc.	53,351	954,449
Texas Roadhouse, Inc. Class A	249,188	11,031,553
The Cheesecake Factory, Inc. (b)	178,005	9,151,237
The ONE Group Hospitality, Inc. (a)	65	163
Town Sports International Holdings, Inc. (a)	75,993	221,140
Vail Resorts, Inc.	143,300	22,703,019
Wendy's Co.	845,883	8,619,548
Wingstop, Inc. (b)	62,871	1,904,363
Zoe's Kitchen, Inc. (a)(b)	76,269	2,076,805
		582,722,255
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	40,628	1,005,949
Beazer Homes U.S.A., Inc. (a)	105,042	1,181,723
CalAtlantic Group, Inc.	293,242	10,700,401
Cavco Industries, Inc. (a)	33,083	3,459,489
Century Communities, Inc. (a)(b)	61,123	1,203,512
Comstock Holding Companies, Inc. (a)(b)	5,354	9,744
CSS Industries, Inc.	31,927	813,181
Dixie Group, Inc. (a)	53,047	248,260
Emerson Radio Corp. (a)	24,397	20,737
Ethan Allen Interiors, Inc. (b)	103,531	3,464,147
Flexsteel Industries, Inc.	26,041	1,235,645
GoPro, Inc. Class A (a)(b)	310,956	4,555,505
Green Brick Partners, Inc. (a)(b)	103,995	825,720
Helen of Troy Ltd. (a)	111,555	10,077,879
Hooker Furniture Corp.	46,691	1,086,033
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	917,720
Installed Building Products, Inc. (a)	65,989	2,202,713
iRobot Corp. (a)(b)	110,858	4,418,800
KB Home (b)	324,721	5,098,120
Koss Corp. (a)	1,389	2,750
La-Z-Boy, Inc.	201,701	5,379,366
LGI Homes, Inc. (a)(b)	58,518	2,248,262
Libbey, Inc.	91,140	1,615,912
Lifetime Brands, Inc.	44,616	598,747
Live Ventures, Inc. (a)(b)	82,148	151,152
M.D.C. Holdings, Inc.	159,138	4,155,093
M/I Homes, Inc. (a)(b)	105,916	2,450,896
Meritage Homes Corp. (a)(b)	145,684	5,230,056
NACCO Industries, Inc. Class A	20,539	1,366,665
New Home Co. LLC (a)(b)	51,963	563,799
Nova LifeStyle, Inc. (a)(b)	55,913	54,605
NVR, Inc. (a)	14,464	24,397,875
Skullcandy, Inc. (a)	64,637	408,506
Skyline Corp. (a)	30,617	367,404
Stanley Furniture Co., Inc.	37,789	73,689
Taylor Morrison Home Corp. (a)(b)	122,495	2,160,812
Tempur Sealy International, Inc. (a)(b)	241,328	18,924,942
Toll Brothers, Inc. (a)	601,573	18,702,905
TopBuild Corp. (a)	151,526	5,170,067
TRI Pointe Homes, Inc. (a)	567,768	7,698,934
Tupperware Brands Corp. (b)	196,225	12,858,624
Turtle Beach Corp. (a)(b)	43,489	44,794
UCP, Inc. (a)(b)	26,900	227,036
Universal Electronics, Inc. (a)	57,624	4,265,905
Vuzix Corp. (a)(b)	48,058	425,313
WCI Communities, Inc. (a)	84,371	1,587,862
William Lyon Homes, Inc. (a)(b)	78,434	1,352,987
Zagg, Inc. (a)	108,836	791,238
		175,801,474
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	124,078	1,146,481
Blue Nile, Inc.	48,062	1,656,217
CafePress, Inc. (a)	18,875	56,248
CVSL, Inc. (a)(b)	44,389	44,389
Duluth Holdings, Inc. (b)	28,507	864,047
Etsy, Inc. (a)	67,695	911,175
EVINE Live, Inc. (a)	206,333	365,209
FTD Companies, Inc. (a)	73,961	1,738,084
Gaia, Inc. Class A (a)(b)	64,695	513,031
Groupon, Inc. Class A (a)(b)	1,654,663	8,819,354
HSN, Inc.	126,489	5,284,710
Lands' End, Inc. (a)(b)	66,814	1,175,926
Liberty Interactive Corp.:
(Venture Group) Series A (a)(b)	532,435	20,520,045
QVC Group Series A (a)	1,786,134	37,741,011
Liberty TripAdvisor Holdings, Inc. (a)	267,600	5,568,756
NutriSystem, Inc.	117,552	3,387,849
Overstock.com, Inc. (a)	65,819	1,014,271
PetMed Express, Inc. (b)	85,301	1,719,668
Shutterfly, Inc. (a)	134,013	6,730,133
U.S. Auto Parts Network, Inc. (a)	62,757	234,711
Wayfair LLC Class A (a)(b)	102,587	3,950,625
		103,441,940
Leisure Products - 0.4%
Arctic Cat, Inc. (b)	52,000	736,840
Black Diamond, Inc. (a)(b)	93,828	431,609
Brunswick Corp.	353,605	16,262,294
Callaway Golf Co.	372,106	4,249,451
Escalade, Inc.	33,614	407,738
JAKKS Pacific, Inc. (a)(b)	68,785	633,510
Johnson Outdoors, Inc. Class A	25,505	858,243
Malibu Boats, Inc. Class A (a)	77,034	1,054,595
Marine Products Corp.	22,297	198,666
MCBC Holdings, Inc. (a)	25,669	306,488
Nautilus, Inc. (a)	115,715	2,695,002
Polaris Industries, Inc. (b)	238,467	20,660,781
Smith & Wesson Holding Corp. (a)(b)	216,883	6,105,256
Sturm, Ruger & Co., Inc. (b)	75,410	4,621,879
Summer Infant, Inc. (a)	37,416	87,553
Vista Outdoor, Inc. (a)	244,633	9,741,286
		69,051,191
Media - 4.3%
A.H. Belo Corp. Class A	70,842	442,763
AMC Entertainment Holdings, Inc. Class A (b)	88,145	2,680,489
AMC Networks, Inc. Class A (a)	246,546	13,397,310
Ballantyne of Omaha, Inc. (a)	47,765	296,143
Beasley Broadcast Group, Inc. Class A	5,286	26,166
Cable One, Inc.	16,805	9,093,522
Carmike Cinemas, Inc. (a)	96,580	3,099,252
Central European Media Enterprises Ltd. Class A (a)(b)	317,479	749,250
Charter Communications, Inc. Class A (a)	858,405	220,790,294
Cinedigm Corp. (a)(b)	23,731	36,546
Cinemark Holdings, Inc.	419,978	16,232,150
Clear Channel Outdoor Holding, Inc. Class A	153,163	1,033,850
Cumulus Media, Inc. Class A (a)(b)	615,106	246,042
Daily Journal Corp. (a)	1,154	267,740
DISH Network Corp. Class A (a)(b)	896,318	45,022,053
E.W. Scripps Co. Class A (a)(b)	216,503	3,678,386
Emmis Communications Corp. Class A (a)	24,761	99,539
Entercom Communications Corp. Class A	101,674	1,393,951
Entravision Communication Corp. Class A	245,409	1,845,476
Gannett Co., Inc.	464,727	5,544,193
Global Eagle Entertainment, Inc. (a)(b)	194,871	1,621,327
Gray Television, Inc. (a)	271,029	3,043,656
Harte-Hanks, Inc.	205,404	332,754
Hemisphere Media Group, Inc. (a)(b)	52,967	706,050
Insignia Systems, Inc. (a)	22,896	51,058
John Wiley & Sons, Inc. Class A	190,072	11,048,885
Lee Enterprises, Inc. (a)(b)	197,525	551,095
Liberty Broadband Corp.:
Class A (a)	102,576	6,918,751
Class C (a)(b)	252,516	17,304,921
Liberty Global PLC:
Class A (a)	1,078,169	34,124,049
Class C (a)	2,651,167	81,735,479
LiLAC Class A (a)	216,463	6,089,115
LiLAC Class C (a)	447,500	12,780,600
Liberty Media Corp.:
Liberty Braves Class A (a)	47,693	801,719
Liberty Braves Class C (a)(b)	129,540	2,132,228
Liberty Media Class A (a)	107,303	2,296,284
Liberty Media Class C (a)(b)	184,265	3,917,474
Liberty SiriusXM Class A (a)	435,402	14,590,321
Liberty SiriusXM Class C (a)	723,872	24,054,267
Lions Gate Entertainment Corp. (b)	382,133	8,009,508
Live Nation Entertainment, Inc. (a)	584,332	15,613,351
Loral Space & Communications Ltd. (a)(b)	54,208	1,976,424
Media General, Inc. (a)	395,206	6,983,290
Meredith Corp.	145,774	7,731,853
MSG Network, Inc. Class A (a)(b)	258,815	4,524,086
National CineMedia, Inc.	248,587	3,716,376
New Media Investment Group, Inc.	159,578	2,550,056
Nexstar Broadcasting Group, Inc. Class A (b)	119,909	6,321,602
NTN Communications, Inc. (a)	21,179	136,605
Radio One, Inc. Class D (non-vtg.) (a)(b)	114,506	396,191
Reading International, Inc. Class A (a)	68,862	931,703
Regal Entertainment Group Class A (b)	370,161	7,914,042
RLJ Entertainment, Inc. (a)	112,606	249,985
Saga Communications, Inc. Class A	17,390	707,251
Salem Communications Corp. Class A	38,916	244,782
Scholastic Corp.	109,146	4,394,218
Sinclair Broadcast Group, Inc. Class A	272,321	7,755,702
Sirius XM Holdings, Inc. (a)(b)	8,053,565	33,341,759
Sizmek, Inc. (a)	87,375	338,141
Spanish Broadcasting System, Inc. Class A (a)	17,489	54,566
SPAR Group, Inc. (a)	211,168	202,721
Starz Series A (a)(b)	314,864	9,820,608
The Madison Square Garden Co. (a)	78,408	14,164,405
The McClatchy Co. Class A (a)	20,839	343,427
The New York Times Co. Class A	495,893	6,416,855
Time, Inc.	411,963	5,808,678
Townsquare Media, Inc. (a)	40,471	394,592
Tribune Media Co. Class A (b)	313,569	11,940,708
Tribune Publishing Co. (b)	85,886	1,455,768
World Wrestling Entertainment, Inc. Class A (b)	134,777	2,799,318
		717,313,719
Multiline Retail - 0.2%
Big Lots, Inc. (b)	175,342	8,647,867
Dillard's, Inc. Class A (b)	84,617	5,097,328
Fred's, Inc. Class A	137,632	1,556,618
Gordmans Stores, Inc. (a)(b)	35,393	42,118
JC Penney Corp., Inc. (a)(b)	1,225,224	11,553,862
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	127,178	3,232,865
Sears Holdings Corp. (a)(b)	204,931	2,821,900
The Bon-Ton Stores, Inc. (b)	46,249	79,086
Tuesday Morning Corp. (a)	176,292	1,175,868
		34,207,512
Specialty Retail - 2.0%
Aarons, Inc. Class A	262,012	6,382,612
Abercrombie & Fitch Co. Class A	263,658	4,677,293
America's Car Mart, Inc. (a)(b)	32,877	1,286,806
American Eagle Outfitters, Inc. (b)	658,419	12,207,088
Appliance Recycling Centers of America, Inc. (a)	2,967	3,204
Armstrong Flooring, Inc. (a)(b)	94,122	1,940,796
Asbury Automotive Group, Inc. (a)	87,283	4,688,843
Ascena Retail Group, Inc. (a)(b)	667,314	5,431,936
Barnes & Noble Education, Inc. (a)(b)	156,009	1,745,741
Barnes & Noble, Inc.	244,408	2,800,916
bebe stores, Inc. (a)(b)	123,042	93,795
Big 5 Sporting Goods Corp.	77,948	975,129
Boot Barn Holdings, Inc. (a)(b)	56,501	699,482
Build-A-Bear Workshop, Inc. (a)	62,129	720,696
Burlington Stores, Inc. (a)	283,281	23,008,083
Cabela's, Inc. Class A (a)	191,849	9,398,683
Caleres, Inc.	178,282	4,624,635
Chico's FAS, Inc.	524,152	6,646,247
Christopher & Banks Corp. (a)(b)	142,357	210,688
Citi Trends, Inc.	61,372	1,199,823
Conn's, Inc. (a)(b)	103,172	700,538
CST Brands, Inc.	298,491	14,270,855
Destination Maternity Corp. (b)	47,814	289,275
Destination XL Group, Inc. (a)(b)	165,015	764,019
DGSE Companies, Inc. (a)(b)	6,929	5,890
Dick's Sporting Goods, Inc.	354,265	20,759,929
DSW, Inc. Class A (b)	279,369	6,690,888
Express, Inc. (a)	275,944	3,264,418
Finish Line, Inc. Class A	173,876	4,185,195
Five Below, Inc. (a)(b)	215,507	9,602,992
Francesca's Holdings Corp. (a)(b)	164,101	2,239,979
GameStop Corp. Class A (b)	414,163	11,758,088
Genesco, Inc. (a)	84,905	6,167,499
GNC Holdings, Inc.	270,533	5,689,309
Group 1 Automotive, Inc.	85,754	5,088,642
Guess?, Inc.	255,962	4,256,648
Haverty Furniture Companies, Inc.	84,810	1,696,200
hhgregg, Inc. (a)(b)	51,212	106,521
Hibbett Sports, Inc. (a)(b)	91,692	3,518,222
Kirkland's, Inc. (a)	64,776	811,643
Lithia Motors, Inc. Class A (sub. vtg.)	95,038	7,866,295
Lumber Liquidators Holdings, Inc. (a)(b)	106,940	1,685,374
MarineMax, Inc. (a)(b)	99,484	1,972,768
Mattress Firm Holding Corp. (a)	86,288	5,518,118
Michaels Companies, Inc. (a)	414,286	9,926,293
Monro Muffler Brake, Inc.	127,335	7,182,967
Murphy U.S.A., Inc. (a)(b)	146,848	10,737,526
New York & Co., Inc. (a)	123,907	278,791
Office Depot, Inc.	1,972,155	7,257,530
Outerwall, Inc. (b)	68,950	3,582,642
Party City Holdco, Inc. (a)(b)	93,488	1,628,561
Penske Automotive Group, Inc. (b)	161,637	7,322,156
Perfumania Holdings, Inc. (a)	10,679	23,494
Pier 1 Imports, Inc. (b)	336,151	1,549,656
Rent-A-Center, Inc. (b)	212,997	2,602,823
Restoration Hardware Holdings, Inc. (a)(b)	146,817	4,952,137
Sally Beauty Holdings, Inc. (a)(b)	579,565	15,775,759
Sears Hometown & Outlet Stores, Inc. (a)	48,309	317,873
Select Comfort Corp. (a)(b)	185,514	4,869,743
Shoe Carnival, Inc. (b)	61,077	1,811,544
Sonic Automotive, Inc. Class A (sub. vtg.)	124,006	2,113,062
Sportsman's Warehouse Holdings, Inc. (a)(b)	125,349	1,284,827
Stage Stores, Inc. (b)	128,267	690,076
Stein Mart, Inc.	120,516	968,949
Tailored Brands, Inc.	188,760	2,487,857
Tandy Leather Factory, Inc. (a)	3,074	21,825
The Buckle, Inc. (b)	117,168	3,019,419
The Cato Corp. Class A (sub. vtg.)	104,360	3,577,461
The Children's Place Retail Stores, Inc.	75,157	6,117,780
The Container Store Group, Inc. (a)(b)	75,281	400,495
Tile Shop Holdings, Inc. (a)	116,826	1,816,644
Tilly's, Inc. (a)	41,468	362,430
Trans World Entertainment Corp. (a)	29,120	108,035
Vitamin Shoppe, Inc. (a)(b)	97,209	2,694,633
West Marine, Inc. (a)	56,548	521,938
Williams-Sonoma, Inc. (b)	326,124	17,167,167
Winmark Corp.	8,782	909,815
Zumiez, Inc. (a)(b)	83,973	1,402,349
		333,136,058
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	200,312	19,087,730
Charles & Colvard Ltd. (a)(b)	45,090	55,461
Cherokee, Inc. (a)(b)	35,722	402,230
Columbia Sportswear Co.	114,218	6,415,625
Crocs, Inc. (a)(b)	286,683	2,476,941
Crown Crafts, Inc.	2,227	22,315
Culp, Inc.	39,123	1,240,590
Deckers Outdoor Corp. (a)(b)	128,220	8,379,177
Delta Apparel, Inc. (a)	25,490	450,663
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	29,929
Fossil Group, Inc. (a)(b)	163,210	4,661,278
G-III Apparel Group Ltd. (a)(b)	157,609	4,975,716
Iconix Brand Group, Inc. (a)(b)	199,015	1,671,726
Joe's Jeans, Inc. (a)	5,767	31,257
Kate Spade & Co. (a)	503,135	9,388,499
Lakeland Industries, Inc. (a)(b)	24,535	242,160
lululemon athletica, Inc. (a)(b)	427,316	32,693,947
Movado Group, Inc.	67,327	1,528,323
Oxford Industries, Inc.	58,518	3,652,108
Perry Ellis International, Inc. (a)	47,883	892,539
Rocky Brands, Inc.	27,150	286,976
Sequential Brands Group, Inc. (a)(b)	137,015	998,839
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	525,395	12,772,352
Steven Madden Ltd. (a)(b)	225,428	7,910,269
Superior Uniform Group, Inc.	30,551	518,756
Unifi, Inc. (a)	63,053	1,641,270
Vera Bradley, Inc. (a)	79,526	1,189,709
Vince Holding Corp. (a)(b)	105,062	737,535
Wolverine World Wide, Inc. (b)	392,903	9,394,311
		133,748,231

TOTAL CONSUMER DISCRETIONARY		2,601,214,784

CONSUMER STAPLES - 3.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	37,223	6,798,781
Castle Brands, Inc. (a)(b)	356,392	313,661
Coca-Cola Bottling Co. Consolidated	18,708	2,811,812
Craft Brew Alliance, Inc. (a)(b)	39,325	780,601
Crystal Rock Holdings, Inc. (a)	4,384	3,420
MGP Ingredients, Inc. (b)	50,835	2,030,350
National Beverage Corp. (a)(b)	47,358	2,355,113
Primo Water Corp. (a)	90,903	1,052,657
REED'S, Inc. (a)(b)	29,216	104,885
		16,251,280
Food & Staples Retailing - 0.7%
Andersons, Inc.	107,145	3,959,008
Casey's General Stores, Inc.	155,783	20,455,866
Chefs' Warehouse Holdings (a)(b)	76,526	843,317
Ingles Markets, Inc. Class A	54,846	2,074,824
Manitowoc Foodservice, Inc. (a)(b)	541,625	8,736,411
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	36,760	453,986
Performance Food Group Co.	138,498	3,559,399
PriceSmart, Inc.	78,072	6,521,354
Rite Aid Corp. (a)	4,126,951	31,075,941
Smart & Final Stores, Inc. (a)	118,224	1,510,903
SpartanNash Co.	149,652	4,791,857
Sprouts Farmers Market LLC (a)(b)	559,719	12,610,469
SUPERVALU, Inc. (a)	1,071,750	5,873,190
United Natural Foods, Inc. (a)	199,702	9,106,411
Village Super Market, Inc. Class A	28,434	909,604
Weis Markets, Inc.	52,762	2,687,696
		115,170,236
Food Products - 1.9%
Alico, Inc.	12,666	355,661
Amplify Snack Brands, Inc. (a)(b)	116,149	1,966,403
Arcadia Biosciences, Inc. (a)(b)	26,228	56,915
B&G Foods, Inc. Class A	249,180	11,831,066
Blue Buffalo Pet Products, Inc. (a)(b)	305,527	7,876,486
Bunge Ltd.	554,288	35,419,003
Cal-Maine Foods, Inc. (b)	122,358	5,621,127
Calavo Growers, Inc. (b)	60,869	3,588,228
Coffee Holding Co., Inc. (a)(b)	18,940	108,526
Darling International, Inc. (a)	654,243	9,211,741
Dean Foods Co. (b)	361,867	6,227,731
Farmer Brothers Co. (a)(b)	26,512	848,914
Flowers Foods, Inc.	729,472	10,876,428
Fresh Del Monte Produce, Inc.	128,946	7,500,789
Freshpet, Inc. (a)(b)	71,794	754,555
Golden Enterprises Ltd.	2,595	30,932
Ingredion, Inc.	283,921	38,885,820
Inventure Foods, Inc. (a)(b)	76,402	740,335
J&J Snack Foods Corp.	62,301	7,600,722
John B. Sanfilippo & Son, Inc.	34,955	1,797,386
Lancaster Colony Corp.	78,046	10,499,528
Landec Corp. (a)	113,953	1,476,831
Lifeway Foods, Inc. (a)	18,911	234,496
Limoneira Co. (b)	41,637	691,591
Omega Protein Corp. (a)	88,937	2,242,102
Pilgrim's Pride Corp. (b)	254,353	5,870,467
Pinnacle Foods, Inc.	428,790	21,718,214
Post Holdings, Inc. (a)(b)	252,234	21,384,399
RiceBran Technologies (a)(b)	15,640	21,740
Rocky Mountain Chocolate Factory, Inc.	3,001	32,801
S&W Seed Co. (a)(b)	38,997	187,186
Sanderson Farms, Inc. (b)	79,326	7,633,541
Seaboard Corp. (a)(b)	1,110	3,590,850
Seneca Foods Corp. Class A (a)	27,383	807,799
Snyders-Lance, Inc.	317,950	11,236,353
The Hain Celestial Group, Inc. (a)(b)	410,414	15,082,715
Tootsie Roll Industries, Inc. (b)	91,681	3,492,129
TreeHouse Foods, Inc. (a)(b)	221,989	21,029,018
WhiteWave Foods Co. (a)	698,555	38,720,904
		317,251,432
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	175,636	4,259,173
Energizer Holdings, Inc.	245,342	12,124,802
HRG Group, Inc. (a)	484,365	7,832,182
Ocean Bio-Chem, Inc.	26,292	68,885
Oil-Dri Corp. of America	22,679	857,039
Orchids Paper Products Co. (b)	40,696	1,138,674
Spectrum Brands Holdings, Inc.	107,030	14,363,426
WD-40 Co. (b)	52,856	6,255,508
		46,899,689
Personal Products - 0.5%
Avon Products, Inc. (b)	1,724,409	9,829,131
CCA Industries, Inc. (a)	3,083	9,742
Coty, Inc. Class A (b)	277,523	7,479,245
Cyanotech Corp. (a)	3,808	14,547
DS Healthcare Group, Inc. (a)(b)	37,637	24,840
Edgewell Personal Care Co. (a)	233,311	18,667,213
Elizabeth Arden, Inc. (a)(b)	87,723	1,224,613
Herbalife Ltd. (a)(b)	256,634	15,590,516
Inter Parfums, Inc.	71,073	2,428,564
LifeVantage Corp. (a)(b)	58,439	716,462
Mannatech, Inc. (a)	4,519	76,416
MediFast, Inc.	43,073	1,583,794
MYOS Corp. (a)	849	1,426
Natural Alternatives International, Inc. (a)	20,104	204,257
Natural Health Trends Corp. (b)	26,106	839,047
Nature's Sunshine Products, Inc.	31,943	434,105
Nu Skin Enterprises, Inc. Class A	221,313	12,809,596
Nutraceutical International Corp. (a)	30,812	780,468
Reliv International, Inc. (a)	10,690	7,697
Revlon, Inc. (a)	50,358	1,822,456
Synutra International, Inc. (a)(b)	75,905	297,548
The Female Health Co. (a)(b)	72,631	95,147
United-Guardian, Inc.	6,016	90,360
USANA Health Sciences, Inc. (a)	20,491	2,801,939
		77,829,129
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	151,132	154,155
Alliance One International, Inc. (a)(b)	33,481	710,802
Turning Point Brands, Inc. (b)	14,496	187,433
Universal Corp. (b)	89,985	5,414,397
Vapor Corp. (a)	0	0
Vector Group Ltd. (b)	358,119	7,989,635
		14,456,422

TOTAL CONSUMER STAPLES		587,858,188

ENERGY - 3.7%
Energy Equipment & Services - 1.1%
Archrock, Inc.	277,159	3,054,292
Aspen Aerogels, Inc. (a)	85,012	417,409
Atwood Oceanics, Inc. (b)	225,864	1,784,326
Basic Energy Services, Inc. (a)(b)	165,287	61,321
Bristow Group, Inc.	142,536	1,626,336
Carbo Ceramics, Inc. (b)	78,033	977,753
Core Laboratories NV (b)	172,529	19,285,292
Dawson Geophysical Co. (a)(b)	84,323	607,969
Dril-Quip, Inc. (a)(b)	151,717	8,430,914
EcoStim Energy Solutions, Inc. (a)(b)	45,860	105,937
ENGlobal Corp. (a)	49,530	71,323
Ensco PLC Class A	1,200,296	9,110,247
Enservco Corp. (a)(b)	77,749	46,066
Era Group, Inc. (a)	75,717	551,977
Exterran Corp. (a)	145,808	2,060,267
Fairmount Santrol Holidings, Inc. (a)(b)	389,650	2,895,100
Forbes Energy Services Ltd. (a)(b)	27,033	4,193
Forum Energy Technologies, Inc. (a)(b)	265,515	4,665,099
Frank's International NV (b)	136,661	1,570,235
Geospace Technologies Corp. (a)(b)	53,804	950,717
Glori Energy, Inc. (a)(b)	55,391	11,134
Gulf Island Fabrication, Inc.	51,115	449,812
Gulfmark Offshore, Inc. Class A (a)(b)	96,074	206,559
Helix Energy Solutions Group, Inc. (a)	391,669	2,937,518
Hornbeck Offshore Services, Inc. (a)(b)	129,318	707,369
Independence Contract Drilling, Inc. (a)	107,526	541,931
ION Geophysical Corp. (a)	31,686	185,046
Matrix Service Co. (a)	116,892	2,161,333
McDermott International, Inc. (a)(b)	934,330	4,886,546
Mitcham Industries, Inc. (a)	40,926	111,319
Nabors Industries Ltd.	1,112,811	11,061,341
Natural Gas Services Group, Inc. (a)	52,753	1,247,081
Newpark Resources, Inc. (a)	341,641	2,411,985
Noble Corp. (b)	963,020	5,546,995
Oceaneering International, Inc. (b)	387,395	10,273,715
Oil States International, Inc. (a)	204,202	6,334,346
Parker Drilling Co. (a)	501,917	1,079,122
Patterson-UTI Energy, Inc.	575,269	11,211,993
PHI, Inc. (non-vtg.) (a)	46,438	865,140
Pioneer Energy Services Corp. (a)	267,695	891,424
Profire Energy, Inc. (a)	83,066	97,187
RigNet, Inc. (a)	52,479	662,285
Rowan Companies PLC (b)	497,855	6,203,273
RPC, Inc. (a)(b)	241,073	3,695,649
SAExploration Holdings, Inc.	35	382
SEACOR Holdings, Inc. (a)(b)	64,117	3,768,797
Superior Energy Services, Inc. (b)	594,961	10,013,194
Synthesis Energy Systems, Inc. (a)(b)	247,060	340,943
Tesco Corp. (b)	196,597	1,338,826
TETRA Technologies, Inc. (a)	361,693	2,188,243
Tidewater, Inc. (b)	190,894	624,223
U.S. Silica Holdings, Inc.	250,042	9,814,149
Unit Corp. (a)	206,703	3,532,554
Weatherford International Ltd. (a)(b)	3,550,616	19,421,870
Willbros Group, Inc. (a)	173,199	336,006
		183,436,063
Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp. (a)(b)	484,657	678,520
Adams Resources & Energy, Inc.	9,909	367,624
Aemetis, Inc. (a)(b)	44,295	68,657
Alon U.S.A. Energy, Inc.	137,548	1,125,143
Amyris, Inc. (a)(b)	207,691	83,180
Antero Resources Corp. (a)	532,155	13,601,882
Approach Resources, Inc. (a)(b)	134,203	445,554
Ardmore Shipping Corp.	112,503	812,272
Barnwell Industries, Inc. (a)	11,298	16,947
Bill Barrett Corp. (a)(b)	203,802	1,353,245
Bonanza Creek Energy, Inc. (a)(b)	166,099	169,421
California Resources Corp. (b)	154,271	1,531,911
Callon Petroleum Co. (a)	518,108	7,538,471
Carrizo Oil & Gas, Inc. (a)(b)	214,319	8,206,275
Centrus Energy Corp. Class A (a)(b)	22,164	76,466
Cheniere Energy, Inc. (a)(b)	934,683	40,097,901
Clayton Williams Energy, Inc. (a)(b)	22,909	1,445,787
Clean Energy Fuels Corp. (a)(b)	332,042	1,451,024
Cloud Peak Energy, Inc. (a)(b)	245,192	1,012,643
Cobalt International Energy, Inc. (a)(b)	1,318,997	1,582,796
Comstock Resources, Inc. (a)(b)	41,306	283,772
CONSOL Energy, Inc. (b)	906,197	16,529,033
Contango Oil & Gas Co. (a)	88,353	853,490
Continental Resources, Inc. (a)(b)	325,161	15,594,722
CVR Energy, Inc. (b)	67,664	987,218
Delek U.S. Holdings, Inc.	217,844	3,823,162
Denbury Resources, Inc. (b)	1,393,970	4,293,428
Diamondback Energy, Inc.	304,271	28,981,813
Earthstone Energy, Inc. (a)	37,892	369,068
Eclipse Resources Corp. (a)(b)	343,302	1,170,660
Energen Corp.	384,505	22,109,038
EP Energy Corp. (a)(b)	160,290	660,395
Evolution Petroleum Corp.	101,231	573,980
EXCO Resources, Inc. (a)(b)	720,767	735,182
FieldPoint Petroleum Corp. (a)	9,981	6,987
Gastar Exploration, Inc. (a)(b)	491,956	457,519
Gener8 Maritime, Inc. (a)(b)	65,202	326,662
Gevo, Inc. (a)(b)	295,415	174,295
Green Plains, Inc.	140,896	3,420,955
Gulfport Energy Corp. (a)	501,660	14,347,476
Halcon Resources Corp. (a)(b)	316,044	104,295
Hallador Energy Co. (b)	57,447	363,640
Harvest Natural Resources, Inc. (a)(b)	160,875	93,790
HollyFrontier Corp. (b)	700,603	18,131,606
Houston American Energy Corp. (a)	98,796	18,771
Isramco, Inc. (a)(b)	3,497	274,165
Jones Energy, Inc. (a)	213,625	591,741
Kosmos Energy Ltd. (a)(b)	576,404	3,579,469
Laredo Petroleum, Inc. (a)(b)	556,169	6,829,755
Lucas Energy, Inc. (a)(b)	1,012	3,684
Magellan Petroleum Corp. (a)(b)	20,946	115,203
Matador Resources Co. (a)(b)	340,287	7,809,587
Memorial Resource Development Corp. (a)	374,341	5,390,510
Mexco Energy Corp. (a)	2,119	8,370
Northern Oil & Gas, Inc. (a)(b)	216,184	700,436
Oasis Petroleum, Inc. (a)	713,014	6,759,373
Pacific Ethanol, Inc. (a)(b)	83,671	540,515
Panhandle Royalty Co. Class A	65,031	1,125,036
Par Pacific Holdings, Inc. (a)(b)	119,502	1,462,704
Par Pacific Holdings, Inc. rights 9/14/16 (a)(b)	119,502	4,661
Parsley Energy, Inc. Class A (a)	560,746	18,981,252
PBF Energy, Inc. Class A (b)	389,311	8,525,911
PDC Energy, Inc. (a)(b)	184,614	12,258,370
Pedevco Corp. (a)	61,846	14,225
Petroquest Energy, Inc. (a)(b)	55,392	178,916
PrimeEnergy Corp. (a)	4,530	267,587
QEP Resources, Inc.	941,003	17,973,157
Renewable Energy Group, Inc. (a)(b)	143,701	1,288,998
Resolute Energy Corp. (a)(b)	56,405	953,809
Rex American Resources Corp. (a)(b)	22,756	1,830,493
Rex Energy Corp. (a)(b)	201,679	116,974
Rice Energy, Inc. (a)	473,180	12,444,634
Ring Energy, Inc. (a)(b)	144,735	1,435,771
RSP Permian, Inc. (a)(b)	279,039	10,896,473
Sanchez Energy Corp. (a)(b)	233,482	2,005,610
SemGroup Corp. Class A (b)	206,605	6,425,416
SM Energy Co. (b)	334,081	12,654,988
Stone Energy Corp. (a)(b)	21,940	240,462
Synergy Resources Corp. (a)(b)	768,403	5,033,040
Syntroleum Corp. (a)(b)	21,880	0
Targa Resources Corp. (b)	637,345	27,775,495
Teekay Corp. (b)	187,969	1,359,016
Tengasco, Inc. (a)	73,015	75,936
Torchlight Energy Resources, Inc. (a)(b)	82,228	91,273
TransAtlantic Petroleum Ltd. (a)	79,564	58,082
Triangle Petroleum Corp. (a)(b)	288,021	64,920
U.S. Energy Corp. (a)	16,587	33,008
Uranium Energy Corp. (a)(b)	393,299	397,232
Uranium Resources, Inc. (a)(b)	22,822	35,146
VAALCO Energy, Inc. (a)	208,727	221,251
Vertex Energy, Inc. (a)(b)	54,529	68,707
W&T Offshore, Inc. (a)(b)	130,520	223,189
Western Refining, Inc.	316,867	7,972,374
Westmoreland Coal Co. (a)	66,816	512,479
Whiting Petroleum Corp. (a)(b)	1,093,784	7,973,685
World Fuel Services Corp.	281,779	12,561,708
WPX Energy, Inc. (a)	1,097,145	13,165,740
Yuma Energy, Inc. (a)(b)	106,091	24,401
Zion Oil & Gas, Inc. (a)(b)	112,487	157,482
		437,569,095

TOTAL ENERGY		621,005,158

FINANCIALS - 25.7%
Banks - 6.0%
1st Source Corp.	77,486	2,742,230
Access National Corp.	28,887	643,602
ACNB Corp.	12,934	351,805
Allegiance Bancshares, Inc. (a)(b)	19,115	501,769
American National Bankshares, Inc.	28,161	753,870
American River Bankshares (a)	8,231	84,121
Ameris Bancorp	119,006	4,143,789
AmeriServ Financial, Inc.	14,728	46,246
Ames National Corp.	27,281	742,589
Anchor Bancorp (a)	1,958	51,025
Arrow Financial Corp.	48,564	1,574,445
Associated Banc-Corp.	587,966	11,665,245
Atlantic Capital Bancshares, Inc. (a)(b)	38,283	589,941
Auburn National Bancorp., Inc.	3,534	101,072
Banc of California, Inc.	194,985	4,352,065
BancFirst Corp.	37,867	2,597,676
Bancorp, Inc., Delaware (a)(b)	154,431	955,928
BancorpSouth, Inc.	339,689	8,458,256
Bank of Hawaii Corp.	171,061	12,323,234
Bank of Marin Bancorp	20,882	1,017,371
Bank of South Carolina Corp.	10,268	176,404
Bank of the Ozarks, Inc. (b)	354,673	13,896,088
BankUnited, Inc.	404,173	12,994,162
Bankwell Financial Group, Inc.	9,668	216,853
Banner Corp.	91,935	4,070,882
Bar Harbor Bankshares	22,746	837,053
BBCN Bancorp, Inc.	506,731	8,715,773
BCB Bancorp, Inc.	9,297	101,709
Berkshire Hills Bancorp, Inc.	139,217	3,882,762
Blue Hills Bancorp, Inc.	123,079	1,815,415
BNC Bancorp	190,467	4,679,774
BOK Financial Corp. (b)	78,493	5,421,512
Boston Private Financial Holdings, Inc.	349,734	4,504,574
Bridge Bancorp, Inc.	44,084	1,314,144
Brookline Bancorp, Inc., Delaware	313,404	3,742,044
Bryn Mawr Bank Corp.	81,577	2,624,332
C & F Financial Corp.	11,407	484,912
California First National Bancorp (b)	1,545	23,175
Camden National Corp.	29,600	1,368,704
Capital Bank Financial Corp. Series A	100,294	3,140,205
Capital City Bank Group, Inc.	39,065	546,519
Cardinal Financial Corp.	145,520	3,907,212
Carolina Bank Holdings, Inc. (a)	2,222	43,662
Carolina Financial Corp. (b)	41,054	880,608
Cascade Bancorp (a)	114,458	689,037
Cathay General Bancorp	293,353	9,217,151
CB Financial Services, Inc.	38	855
Centerstate Banks of Florida, Inc.	204,586	3,678,456
Central Pacific Financial Corp.	129,311	3,309,068
Central Valley Community Bancorp (b)	14,885	228,634
Century Bancorp, Inc. Class A (non-vtg.)	7,814	342,878
Chemical Financial Corp. (b)	153,614	7,101,575
Chemung Financial Corp. (b)	11,097	326,030
CIT Group, Inc.	672,578	24,804,677
Citizens & Northern Corp.	49,346	1,066,861
Citizens Holding Co.	12,650	286,649
City Holding Co.	75,888	3,839,174
CNB Financial Corp., Pennsylvania	43,829	883,154
CoBiz, Inc.	148,931	1,955,464
Codorus Valley Bancorp, Inc.	25,431	529,219
Colony Bankcorp, Inc. (a)	4,518	44,276
Columbia Banking Systems, Inc.	240,255	7,938,025
Commerce Bancshares, Inc.	325,913	16,517,271
Community Bank System, Inc.	192,524	9,135,264
Community Bankers Trust Corp. (a)	391	2,131
Community Financial Corp.	16,726	381,353
Community Trust Bancorp, Inc.	70,790	2,609,319
CommunityOne Bancorp (a)(b)	68,676	925,752
ConnectOne Bancorp, Inc.	121,702	2,165,079
County Bancorp, Inc.	25,129	527,709
CU Bancorp (a)	46,679	1,129,632
Cullen/Frost Bankers, Inc.	211,509	15,419,006
Customers Bancorp, Inc. (a)	102,615	2,743,925
CVB Financial Corp. (b)	407,258	7,245,120
DNB Financial Corp.	1,770	45,578
Eagle Bancorp, Inc. (a)	122,015	6,315,496
East West Bancorp, Inc.	569,068	21,135,186
Eastern Virginia Bankshares, Inc.	8,987	69,290
Enterprise Bancorp, Inc.	22,504	558,774
Enterprise Financial Services Corp.	83,390	2,568,412
Evans Bancorp, Inc.	31	852
Farmers Capital Bank Corp.	28,648	856,575
Farmers National Banc Corp.	58,124	579,496
FCB Financial Holdings, Inc. Class A (a)	37,676	1,442,991
Fidelity Southern Corp.	83,813	1,504,443
Financial Institutions, Inc.	58,492	1,572,265
First Bancorp, North Carolina	85,693	1,718,145
First Bancorp, Puerto Rico (a)(b)	485,464	2,378,774
First Bancshares, Inc.	1,969	34,064
First Busey Corp.	130,538	3,048,062
First Business Finance Services, Inc.	37,553	855,457
First Citizen Bancshares, Inc.	37,193	10,596,658
First Commonwealth Financial Corp.	394,538	4,028,233
First Community Bancshares, Inc.	65,716	1,575,213
First Community Corp.	876	13,219
First Connecticut Bancorp, Inc.	52,765	924,443
First Financial Bancorp, Ohio	263,236	5,738,545
First Financial Bankshares, Inc.	269,377	9,864,586
First Financial Corp., Indiana	56,581	2,313,031
First Financial Northwest, Inc.	38,725	507,685
First Foundation, Inc. (a)	47,299	1,184,840
First Horizon National Corp.	891,488	13,711,085
First Internet Bancorp	16,086	383,651
First Interstate Bancsystem, Inc.	99,832	3,068,836
First Merchants Corp.	181,589	4,930,141
First Midwest Bancorp, Inc., Delaware	336,018	6,575,872
First NBC Bank Holding Co. (a)	63,027	823,133
First Northwest Bancorp (a)	359	4,724
First of Long Island Corp.	63,413	2,079,946
First Republic Bank	594,772	45,773,653
First South Bancorp, Inc., Virginia	39,689	388,952
First United Corp. (a)	14,602	152,737
Flushing Financial Corp.	128,655	2,983,509
FNB Corp., Pennsylvania	796,657	9,950,246
Franklin Financial Network, Inc. (a)	12,103	420,579
Fulton Financial Corp.	689,010	9,963,085
German American Bancorp, Inc.	56,168	2,070,352
Glacier Bancorp, Inc.	304,103	9,104,844
Glen Burnie Bancorp (b)	18,661	195,007
Great Southern Bancorp, Inc.	40,977	1,724,722
Great Western Bancorp, Inc.	232,011	7,944,057
Green Bancorp, Inc. (a)	38,324	390,905
Guaranty Bancorp	73,421	1,356,820
Hancock Holding Co.	305,718	9,975,578
Hanmi Financial Corp.	131,995	3,462,229
Heartland Financial U.S.A., Inc.	75,356	2,736,930
Heritage Commerce Corp.	85,535	982,797
Heritage Financial Corp., Washington	134,310	2,482,049
Heritage Oaks Bancorp	87,401	705,326
Hilltop Holdings, Inc. (a)	317,416	7,186,298
Home Bancshares, Inc. (b)	490,966	11,488,604
HomeTrust Bancshares, Inc. (a)	82,069	1,569,159
Horizon Bancorp Industries	36,474	1,021,637
Howard Bancorp, Inc. (a)(b)	18,478	233,192
IBERIABANK Corp.	134,083	9,220,888
Independent Bank Corp.	96,933	1,580,977
Independent Bank Corp., Massachusetts (b)	114,372	6,059,429
Independent Bank Group, Inc.	44,978	1,975,434
International Bancshares Corp.	239,742	7,108,350
Investar Holding Corp.	5,343	81,214
Investors Bancorp, Inc. (b)	1,386,741	16,987,577
Lakeland Bancorp, Inc.	153,891	2,100,612
Lakeland Financial Corp.	114,291	4,096,189
Landmark Bancorp, Inc.	37	965
LCNB Corp.	31,620	556,196
LegacyTexas Financial Group, Inc.	175,731	5,329,921
Live Oak Bancshares, Inc.	16,989	240,564
Macatawa Bank Corp.	68,107	529,872
MainSource Financial Group, Inc.	119,416	2,881,508
MB Financial, Inc.	255,130	9,995,993
MBT Financial Corp.	30,761	260,853
Mercantile Bank Corp.	64,338	1,724,258
Merchants Bancshares, Inc.	19,984	663,469
Middleburg Financial Corp. (b)	14,592	415,580
Middlefield Banc Corp.	60	1,960
Midsouth Bancorp, Inc.	31,992	324,079
MidWestOne Financial Group, Inc.	25,568	762,438
MutualFirst Financial, Inc. (b)	12,394	343,810
National Bank Holdings Corp.	138,299	3,310,878
National Bankshares, Inc. (b)	24,996	896,856
National Commerce Corp. (a)(b)	9,411	253,344
NBT Bancorp, Inc.	212,914	6,874,993
Nicolet Bankshares, Inc. (a)(b)	8,509	318,492
Northeast Bancorp	20,002	227,823
Northrim Bancorp, Inc.	23,983	616,363
Norwood Financial Corp.	3,693	106,358
OFG Bancorp (b)	177,904	1,940,933
Ohio Valley Banc Corp.	8,415	183,531
Old Line Bancshares, Inc.	17,374	336,013
Old National Bancorp, Indiana	554,982	7,858,545
Old Point Financial Corp.	2,505	49,474
Old Second Bancorp, Inc.	99,483	811,781
Opus Bank	75,669	2,642,361
Orrstown Financial Services, Inc.	21,236	433,002
Pacific Continental Corp.	73,899	1,219,334
Pacific Mercantile Bancorp (a)	39,140	300,595
Pacific Premier Bancorp, Inc. (a)	94,449	2,549,179
PacWest Bancorp (b)	446,933	19,356,668
Park National Corp.	55,853	5,342,339
Park Sterling Corp.	197,532	1,675,071
Patriot National Bancorp, Inc. (a)	1,402	18,296
Peapack-Gladstone Financial Corp.	58,745	1,173,725
Penns Woods Bancorp, Inc. (b)	16,004	707,057
People's Utah Bancorp	10,183	200,401
Peoples Bancorp of North Carolina	1,842	38,756
Peoples Bancorp, Inc.	77,625	1,845,146
Peoples Financial Corp., Mississippi (a)(b)	7,232	75,791
Peoples Financial Services Corp. (b)	25,706	988,139
Pinnacle Financial Partners, Inc.	156,051	8,846,531
Popular, Inc.	409,743	16,106,997
Porter Bancorp, Inc. (a)	3,733	6,122
Preferred Bank, Los Angeles	51,965	1,821,373
Premier Financial Bancorp, Inc.	10,929	182,733
PrivateBancorp, Inc.	310,510	14,267,935
Prosperity Bancshares, Inc.	252,804	14,023,038
QCR Holdings, Inc.	45,597	1,423,538
Renasant Corp.	168,010	5,955,955
Republic Bancorp, Inc., Kentucky Class A	38,600	1,235,586
Republic First Bancorp, Inc. (a)(b)	108,000	442,800
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	33,252
S&T Bancorp, Inc.	144,439	4,152,621
Sandy Spring Bancorp, Inc.	106,633	3,362,138
SB Financial Group, Inc.	532	6,650
Seacoast Banking Corp., Florida (a)	108,862	1,790,780
Select Bancorp, Inc. New (a)	98	786
ServisFirst Bancshares, Inc. (b)	90,170	4,725,810
Shore Bancshares, Inc.	32,593	379,057
Sierra Bancorp	42,347	771,986
Signature Bank (a)	210,675	25,704,457
Simmons First National Corp. Class A	120,251	6,035,398
South State Corp. (b)	100,884	7,666,175
Southern First Bancshares, Inc. (a)	2,506	71,020
Southern National Bancorp of Virginia, Inc.	34,117	423,733
Southside Bancshares, Inc.	105,091	3,452,239
Southwest Bancorp, Inc., Oklahoma	82,567	1,616,662
State Bank Financial Corp.	163,053	3,760,002
Sterling Bancorp (b)	474,473	8,469,343
Stock Yards Bancorp, Inc.	125,296	3,998,195
Stonegate Bank	63,728	2,074,984
Suffolk Bancorp	45,705	1,615,672
Summit Financial Group, Inc. (b)	5,785	112,403
Sun Bancorp, Inc.	33,728	770,348
SVB Financial Group (a)(b)	202,916	22,535,851
Synovus Financial Corp.	489,834	16,203,709
Talmer Bancorp, Inc. Class A	263,349	6,125,498
TCF Financial Corp.	665,732	9,752,974
Texas Capital Bancshares, Inc. (a)(b)	177,867	9,341,575
The First Bancorp, Inc.	33,022	743,325
Tompkins Financial Corp. (b)	56,854	4,203,216
TowneBank (b)	245,786	5,847,249
Trico Bancshares	98,612	2,666,468
TriState Capital Holdings, Inc. (a)	78,048	1,167,988
Triumph Bancorp, Inc. (a)	53,707	1,026,878
Trustmark Corp.	284,852	8,078,403
Two River Bancorp	1,393	16,423
UMB Financial Corp.	166,585	10,128,368
Umpqua Holdings Corp.	869,437	14,276,156
Union Bankshares Corp.	183,132	5,096,564
Union Bankshares, Inc. (b)	439	14,948
United Bancorp, Inc. (b)	41,665	419,983
United Bankshares, Inc., West Virginia	264,225	10,410,465
United Community Bank, Inc.	279,174	5,857,071
United Security Bancshares, Inc. (a)(b)	8,545	77,332
United Security Bancshares, California	8,605	53,781
Unity Bancorp, Inc.	4,482	58,221
Univest Corp. of Pennsylvania	112,802	2,632,799
Valley National Bancorp	883,354	8,524,366
Veritex Holdings, Inc. (a)	15,988	274,194
Village Bank & Trust Financial Corp. (a)	8,883	221,720
Washington Trust Bancorp, Inc.	63,697	2,684,829
WashingtonFirst Bankshares, Inc.	18,711	465,343
Webster Financial Corp. (b)	357,663	13,816,522
WesBanco, Inc.	159,292	5,213,627
West Bancorp., Inc.	62,916	1,235,041
Westamerica Bancorp. (b)	107,926	5,486,958
Westbury Bancorp, Inc. (a)	15,948	306,361
Western Alliance Bancorp. (a)	357,756	13,673,434
Wintrust Financial Corp.	203,528	11,312,086
Xenith Bankshares, Inc. (a)(b)	352,434	824,696
Yadkin Financial Corp.	171,195	4,468,190
Your Community Bankshares, Inc.	15,553	607,034
		992,147,814
Capital Markets - 1.5%
Arlington Asset Investment Corp.	94,735	1,409,657
Artisan Partners Asset Management, Inc.	157,249	4,112,061
Ashford, Inc. (a)	4,486	201,870
Associated Capital Group, Inc.	16,526	543,705
BGC Partners, Inc. Class A	711,931	6,243,635
Calamos Asset Management, Inc. Class A	66,235	462,983
Cohen & Steers, Inc.	80,763	3,402,545
Cowen Group, Inc. Class A (a)(b)	407,014	1,526,303
Diamond Hill Investment Group, Inc.	11,958	2,264,247
Eaton Vance Corp. (non-vtg.) (b)	440,721	17,642,062
Evercore Partners, Inc. Class A	153,945	7,888,142
FBR & Co.	29,224	412,935
Federated Investors, Inc. Class B (non-vtg.)	365,113	11,793,150
Fifth Street Asset Management, Inc. Class A (b)	29,106	178,129
Financial Engines, Inc. (b)	207,350	6,628,980
FXCM, Inc. Class A (a)(b)	23,887	222,866
Gain Capital Holdings, Inc.	100,645	647,147
GAMCO Investors, Inc. Class A	16,526	506,852
Greenhill & Co., Inc.	104,768	2,403,378
Houlihan Lokey	60,062	1,487,135
Institutional Financial Markets, Inc. (b)	16,813	19,167
Interactive Brokers Group, Inc.	223,841	8,031,415
INTL FCStone, Inc. (a)	64,346	2,317,743
Investment Technology Group, Inc.	132,967	2,045,032
Janus Capital Group, Inc.	551,167	8,195,853
KCG Holdings, Inc. Class A (a)	204,102	2,949,274
Ladenburg Thalmann Financial Services, Inc. (a)(b)	402,412	921,523
Lazard Ltd. Class A	511,240	18,931,217
LPL Financial (b)	300,351	8,929,435
Manning & Napier, Inc. Class A	54,262	416,732
Medley Management, Inc.	4,790	34,823
Moelis & Co. Class A	82,389	2,220,384
National Holdings Corp. (a)	3,483	11,180
NorthStar Asset Management Group, Inc. (b)	753,020	9,360,039
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	646,159
Piper Jaffray Companies (a)	58,498	2,596,141
PJT Partners, Inc. (b)	68,695	1,694,706
Pzena Investment Management, Inc.	54,513	423,021
Raymond James Financial, Inc.	498,305	28,986,402
Safeguard Scientifics, Inc. (a)(b)	85,673	1,207,989
SEI Investments Co.	538,518	24,825,680
Silvercrest Asset Management Group Class A	17,895	221,719
Stifel Financial Corp. (a)	265,623	10,452,265
TD Ameritrade Holding Corp. (b)	1,042,744	34,269,782
U.S. Global Investments, Inc. Class A (b)	36,632	71,799
Vector Capital Corp. rights (a)	49,572	1
Virtu Financial, Inc. Class A	86,087	1,404,079
Virtus Investment Partners, Inc. (b)	24,021	2,190,715
Waddell & Reed Financial, Inc. Class A (b)	320,106	5,953,972
Westwood Holdings Group, Inc.	31,636	1,583,382
WisdomTree Investments, Inc. (b)	438,808	4,607,484
Zais Group Holdings, Inc. (a)(b)	22,211	47,754
		255,544,649
Consumer Finance - 0.6%
Ally Financial, Inc.	1,743,250	34,934,730
Asta Funding, Inc. (a)	38,423	427,648
Atlanticus Holdings Corp. (a)	33,601	101,475
Cash America International, Inc.	98,033	4,267,376
Consumer Portfolio Services, Inc. (a)	62,243	239,013
Credit Acceptance Corp. (a)(b)	40,064	7,998,778
Emergent Capital, Inc. (a)(b)	97,592	368,898
Encore Capital Group, Inc. (a)(b)	94,324	2,033,625
Enova International, Inc. (a)(b)	106,637	1,022,649
EZCORP, Inc. (non-vtg.) Class A (a)(b)	207,953	2,152,314
First Cash Financial Services, Inc.	116,698	6,035,621
Green Dot Corp. Class A (a)(b)	176,690	4,099,208
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	301
LendingClub Corp. (a)(b)	823,288	4,453,988
Nelnet, Inc. Class A	76,738	2,716,525
Nicholas Financial, Inc. (a)	73,640	778,375
OneMain Holdings, Inc. (a)(b)	183,954	5,704,414
PRA Group, Inc. (a)(b)	185,843	5,943,259
Regional Management Corp. (a)(b)	42,651	922,115
Santander Consumer U.S.A. Holdings, Inc. (a)(b)	433,274	5,450,587
SLM Corp. (a)	1,691,486	12,542,369
World Acceptance Corp. (a)(b)	33,676	1,620,152
		103,813,420
Diversified Financial Services - 0.9%
A-Mark Precious Metals, Inc.	15,543	261,900
Bats Global Markets, Inc.	68,125	1,669,063
BBX Capital Corp. (a)(b)	42,087	834,585
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	325,737	22,374,875
FactSet Research Systems, Inc.	161,554	28,761,459
MarketAxess Holdings, Inc.	148,297	24,993,976
Marlin Business Services Corp.	34,930	656,684
Morningstar, Inc.	77,972	6,477,134
MSCI, Inc. Class A	342,591	30,874,301
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(b)	83,480	940,820
On Deck Capital, Inc. (a)(b)	154,311	976,789
PICO Holdings, Inc. (a)	92,014	1,013,994
Resource America, Inc. Class A	59,547	581,179
Senseonics Holdings, Inc. (b)	14,816	59,264
TheStreet.com, Inc.	85,257	98,046
Tiptree Financial, Inc.	128,445	701,310
Value Line, Inc.	13,155	234,422
Voya Financial, Inc.	806,699	23,587,879
		145,097,680
Insurance - 4.1%
1347 Property Insurance Holdings, Inc. (a)	6,993	42,867
Alleghany Corp. (a)	61,087	32,754,849
Allied World Assurance Co. Holdings AG	354,899	14,394,703
AMBAC Financial Group, Inc. (a)	175,979	3,192,259
American Equity Investment Life Holding Co.	325,177	5,729,619
American Financial Group, Inc.	279,027	20,968,879
American National Insurance Co.	37,691	4,403,063
Amerisafe, Inc.	78,864	4,732,629
AmTrust Financial Services, Inc. (b)	318,966	8,449,409
Arch Capital Group Ltd. (a)	484,920	39,249,425
Argo Group International Holdings, Ltd.	125,198	7,103,735
Aspen Insurance Holdings Ltd.	240,330	11,045,567
Assured Guaranty Ltd.	524,201	14,557,062
Atlas Financial Holdings, Inc. (a)	32,575	571,040
Axis Capital Holdings Ltd.	346,915	19,729,056
Baldwin & Lyons, Inc. Class B	33,745	851,724
Blue Capital Reinsurance Holdings Ltd.	23,939	416,539
Brown & Brown, Inc.	453,074	16,976,683
Citizens, Inc. Class A (a)(b)	175,321	1,907,492
CNA Financial Corp.	119,218	3,971,152
CNO Financial Group, Inc.	700,163	11,377,649
Crawford & Co. Class B	86,860	984,992
Donegal Group, Inc. Class A	26,385	424,535
eHealth, Inc. (a)	71,274	801,120
EMC Insurance Group	32,192	896,547
Employers Holdings, Inc.	127,011	3,870,025
Endurance Specialty Holdings Ltd.	244,245	16,083,533
Enstar Group Ltd. (a)	48,866	8,140,587
Erie Indemnity Co. Class A	99,704	10,172,799
Everest Re Group Ltd.	167,058	32,305,676
FBL Financial Group, Inc. Class A	42,270	2,794,892
Federated National Holding Co.	50,478	922,233
Fidelity & Guaranty Life (b)	51,449	1,224,486
First Acceptance Corp. (a)(b)	24,679	25,419
First American Financial Corp.	431,323	18,585,708
FNF Group	1,085,967	40,930,096
FNFV Group (a)(b)	291,196	3,753,516
Genworth Financial, Inc. Class A (a)(b)	1,987,957	9,403,037
Global Indemnity PLC (a)	37,631	1,085,654
Greenlight Capital Re, Ltd. (a)	129,165	2,770,589
Hallmark Financial Services, Inc. (a)	49,582	524,082
Hanover Insurance Group, Inc.	167,891	13,129,076
HCI Group, Inc.	36,061	1,146,379
Health Insurance Innovations, Inc. (a)	19,782	113,153
Heritage Insurance Holdings, Inc.	101,772	1,396,312
Horace Mann Educators Corp.	165,303	6,041,825
Independence Holding Co.	14,261	250,281
Infinity Property & Casualty Corp.	47,591	4,010,018
Investors Title Co.	4,573	448,428
James River Group Holdings Ltd.	61,127	2,233,581
Kemper Corp.	189,990	7,115,126
Maiden Holdings Ltd.	230,077	3,177,363
Markel Corp. (a)	55,421	51,603,047
MBIA, Inc. (a)	514,165	4,144,170
Mercury General Corp.	149,160	8,099,388
National General Holdings Corp.	240,723	5,486,077
National Interstate Corp.	58,411	1,900,110
National Western Life Group, Inc.	9,296	1,803,517
Navigators Group, Inc.	46,487	4,367,919
Old Republic International Corp.	929,303	17,870,497
OneBeacon Insurance Group Ltd.	95,214	1,348,230
Patriot National, Inc. (a)(b)	41,971	371,443
Primerica, Inc. (b)	184,560	10,507,001
ProAssurance Corp.	219,115	12,055,707
Reinsurance Group of America, Inc.	253,312	27,185,444
RenaissanceRe Holdings Ltd.	169,468	20,285,320
RLI Corp.	152,485	10,823,385
Safety Insurance Group, Inc.	61,249	4,069,996
Selective Insurance Group, Inc.	236,330	9,429,567
State Auto Financial Corp.	61,570	1,413,647
State National Companies, Inc.	127,071	1,292,312
Stewart Information Services Corp.	96,597	4,422,211
Third Point Reinsurance Ltd. (a)(b)	234,926	3,058,737
Trupanion, Inc. (a)(b)	56,168	844,205
United Fire Group, Inc.	86,133	3,721,807
United Insurance Holdings Corp.	70,937	1,117,258
Universal Insurance Holdings, Inc. (b)	126,851	3,143,368
Validus Holdings Ltd.	322,885	16,399,329
W.R. Berkley Corp.	382,602	22,715,081
White Mountains Insurance Group Ltd.	20,347	16,766,335
WMI Holdings Corp. (a)(b)	358,481	892,618
		684,324,195
Real Estate Investment Trusts - 10.9%
Acadia Realty Trust (SBI)	285,952	10,563,067
AG Mortgage Investment Trust, Inc.	118,038	1,867,361
Agree Realty Corp.	101,118	4,852,653
Alexanders, Inc.	15,826	6,805,338
Alexandria Real Estate Equities, Inc. (b)	309,689	34,093,662
Altisource Residential Corp. Class B	219,951	2,412,862
American Assets Trust, Inc.	166,766	7,387,734
American Campus Communities, Inc.	517,678	25,940,845
American Capital Agency Corp.	1,267,324	24,472,026
American Capital Mortgage Investment Corp.	201,392	3,434,741
American Farmland Co. (b)	38,789	236,225
American Homes 4 Rent Class A	690,080	15,092,050
Annaly Capital Management, Inc.	3,953,113	42,337,840
Anworth Mortgage Asset Corp.	522,696	2,555,983
Apollo Commercial Real Estate Finance, Inc.	231,008	3,765,430
Apollo Residential Mortgage, Inc.	129,369	1,764,593
Apple Hospitality (REIT), Inc.	608,219	11,933,257
Arbor Realty Trust, Inc.	168,473	1,312,405
Ares Commercial Real Estate Corp.	140,575	1,767,028
Armada Hoffler Properties, Inc.	127,324	1,754,525
Armour Residential REIT, Inc. (b)	139,393	3,100,100
Ashford Hospitality Prime, Inc.	103,173	1,600,213
Ashford Hospitality Trust, Inc.	336,029	2,342,122
Blackstone Mortgage Trust, Inc.	365,784	10,907,679
Bluerock Residential Growth (REIT), Inc.	67,533	904,942
Brandywine Realty Trust (SBI)	680,739	10,980,320
Brixmor Property Group, Inc.	1,022,162	29,192,947
BRT Realty Trust (a)	19,147	148,198
Camden Property Trust (SBI)	345,686	30,340,860
Capstead Mortgage Corp.	393,696	3,905,464
Care Capital Properties, Inc.	339,291	10,175,337
CareTrust (REIT), Inc.	223,185	3,316,529
CatchMark Timber Trust, Inc.	159,265	1,863,401
CBL & Associates Properties, Inc.	610,095	8,706,056
Cedar Shopping Centers, Inc.	355,338	2,689,909
Chambers Street Properties	1,641,861	15,893,214
Chatham Lodging Trust	157,059	3,255,833
Cherry Hill Mortgage Investment Corp.	38,323	633,096
Chesapeake Lodging Trust	243,680	6,208,966
Chimera Investment Corp.	733,609	12,097,212
CIM Commercial Trust Corp.	63,757	1,074,943
City Office (REIT), Inc.	87,937	1,139,664
Colony Financial, Inc.	440,537	8,136,718
Colony Starwood Homes (b)	154,481	4,788,911
Columbia Property Trust, Inc.	502,088	11,839,235
Communications Sales & Leasing, Inc. (b)	537,047	16,755,866
Community Healthcare Trust, Inc.	52,199	1,199,011
Condor Hospitality Trust, Inc.	1,649	2,952
CorEnergy Infrastructure Trust, Inc. (b)	50,531	1,486,622
Coresite Realty Corp.	134,748	10,513,039
Corporate Office Properties Trust (SBI)	370,773	10,574,446
Corrections Corp. of America	468,366	7,461,070
Cousins Properties, Inc.	779,408	8,589,076
CubeSmart	703,396	19,364,492
CyrusOne, Inc.	274,880	13,974,899
CYS Investments, Inc.	614,533	5,414,036
DCT Industrial Trust, Inc.	337,839	16,456,138
DDR Corp.	1,205,683	22,799,466
DiamondRock Hospitality Co.	792,286	8,390,309
Douglas Emmett, Inc.	554,766	20,837,011
Duke Realty LP	1,355,949	38,129,286
DuPont Fabros Technology, Inc.	291,351	12,353,282
Dynex Capital, Inc.	240,801	1,769,887
Easterly Government Properties, Inc.	99,770	1,944,517
EastGroup Properties, Inc.	128,486	9,428,303
Education Realty Trust, Inc.	290,128	13,145,700
Ellington Residential Mortgage REIT	28,927	391,672
Empire State Realty Trust, Inc.	479,804	10,301,392
EPR Properties	250,417	19,612,659
Equity Commonwealth (a)	496,261	15,528,007
Equity Lifestyle Properties, Inc.	318,842	24,719,820
Equity One, Inc.	359,753	11,166,733
Farmland Partners, Inc. (b)	43,759	509,792
FelCor Lodging Trust, Inc.	504,739	3,588,694
First Industrial Realty Trust, Inc.	450,817	12,970,005
First Potomac Realty Trust	233,279	2,349,120
Five Oaks Investment Corp. (b)	62,057	356,207
Forest City Realty Trust, Inc.	877,336	20,757,770
Forest City Realty Trust, Inc.	36	854
Four Corners Property Trust, Inc.	212,339	4,397,541
Franklin Street Properties Corp.	381,396	4,790,334
Gaming & Leisure Properties	747,352	25,566,912
Getty Realty Corp.	126,003	2,964,851
Gladstone Commercial Corp.	92,895	1,672,110
Gladstone Land Corp.	66,704	781,104
Global Net Lease, Inc.	686,319	5,696,448
Global Self Storage, Inc. (b)	70,475	381,270
Government Properties Income Trust (b)	282,991	6,593,690
Great Ajax Corp.	61,939	849,184
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	157,159	3,768,673
Healthcare Realty Trust, Inc.	450,361	15,789,657
Healthcare Trust of America, Inc.	540,587	18,239,405
Hersha Hospitality Trust	172,280	3,366,351
Highwoods Properties, Inc. (SBI)	377,036	19,997,989
Hospitality Properties Trust (SBI)	645,202	19,672,209
Hudson Pacific Properties, Inc.	421,814	14,118,115
Independence Realty Trust, Inc.	144,943	1,369,711
InfraReit, Inc.	97,930	1,850,877
Invesco Mortgage Capital, Inc.	445,772	7,016,451
Investors Real Estate Trust (b)	512,741	3,404,600
iStar Financial, Inc. (a)(b)	305,842	3,306,152
Jernigan Capital, Inc. (b)	21,999	356,164
Kilroy Realty Corp.	363,791	26,422,140
Kite Realty Group Trust	340,197	9,824,889
Ladder Capital Corp. Class A	193,300	2,567,024
Lamar Advertising Co. Class A (b)	325,092	20,262,984
LaSalle Hotel Properties (SBI) (b)	443,658	12,449,043
Lexington Corporate Properties Trust	838,578	9,048,257
Liberty Property Trust (SBI)	574,113	23,670,679
Life Storage, Inc.	183,982	16,558,380
LTC Properties, Inc.	158,061	8,206,527
Mack-Cali Realty Corp.	352,911	9,796,809
Medical Properties Trust, Inc.	945,051	14,430,929
MFA Financial, Inc.	1,498,641	11,569,509
Mid-America Apartment Communities, Inc.	299,971	28,194,274
Monmouth Real Estate Investment Corp. Class A	284,308	3,980,312
Monogram Residential Trust, Inc.	662,424	6,968,700
National Health Investors, Inc.	138,088	11,085,705
National Retail Properties, Inc.	571,115	28,612,862
National Storage Affiliates Trust	134,486	2,731,411
New Residential Investment Corp.	995,313	14,282,742
New Senior Investment Group, Inc.	345,071	4,275,430
New York (REIT), Inc.	657,005	6,346,668
New York Mortgage Trust, Inc. (b)	437,295	2,641,262
Newcastle Investment Corp.	278,628	1,295,620
NexPoint Residential Trust, Inc.	81,233	1,698,582
NorthStar Realty Europe Corp.	240,392	2,461,614
NorthStar Realty Finance Corp.	716,951	9,564,126
Omega Healthcare Investors, Inc. (b)	656,106	23,751,037
One Liberty Properties, Inc.	63,661	1,543,779
Orchid Island Capital, Inc. (b)	86,482	907,196
Outfront Media, Inc.	551,027	12,298,923
Owens Realty Mortgage, Inc.	33,263	565,471
Paramount Group, Inc.	668,794	12,038,292
Parkway Properties, Inc.	317,006	5,706,108
Pebblebrook Hotel Trust	282,919	8,498,887
Pennsylvania Real Estate Investment Trust (SBI)	276,601	6,939,919
PennyMac Mortgage Investment Trust	283,061	4,313,850
Physicians Realty Trust	531,481	11,379,008
Piedmont Office Realty Trust, Inc. Class A	594,361	12,844,141
Post Properties, Inc.	213,354	14,141,103
Potlatch Corp.	161,680	6,122,822
Power (REIT) (a)	1,227	8,589
Preferred Apartment Communities, Inc. Class A	97,537	1,349,912
PS Business Parks, Inc.	80,307	8,896,409
QTS Realty Trust, Inc. Class A	187,012	10,134,180
RAIT Financial Trust	327,689	1,028,943
Ramco-Gershenson Properties Trust (SBI)	325,713	6,328,604
Rayonier, Inc.	487,588	13,423,298
Redwood Trust, Inc.	316,716	4,687,397
Regency Centers Corp.	401,894	32,368,543
Resource Capital Corp.	135,278	1,795,139
Retail Opportunity Investments Corp.	419,911	9,368,214
Retail Properties America, Inc.	948,096	16,117,632
Rexford Industrial Realty, Inc.	267,097	5,964,276
RLJ Lodging Trust	489,499	11,424,907
Ryman Hospitality Properties, Inc.	200,472	10,817,469
Sabra Health Care REIT, Inc.	268,249	6,834,985
Saul Centers, Inc.	55,021	3,646,792
Select Income REIT	253,191	6,909,582
Senior Housing Properties Trust (SBI)	937,328	20,939,908
Seritage Growth Properties (b)	58,380	2,597,910
Silver Bay Realty Trust Corp.	154,607	2,942,171
Sotherly Hotels, Inc.	42,144	246,542
Spirit Realty Capital, Inc.	1,900,379	25,180,022
Stag Industrial, Inc.	268,190	6,659,158
Starwood Property Trust, Inc.	936,239	21,439,873
Store Capital Corp.	602,107	17,840,430
Summit Hotel Properties, Inc.	349,135	4,992,631
Sun Communities, Inc.	249,422	19,085,771
Sunstone Hotel Investors, Inc.	850,094	11,807,806
Tanger Factory Outlet Centers, Inc.	367,200	14,923,008
Taubman Centers, Inc.	238,132	18,495,712
Terreno Realty Corp.	186,940	5,002,514
The GEO Group, Inc. (b)	293,325	5,878,233
TIER REIT, Inc.	201,319	3,225,130
Two Harbors Investment Corp.	1,339,371	11,920,402
UMH Properties, Inc.	98,719	1,168,833
United Development Funding IV (b)	118,635	379,632
Universal Health Realty Income Trust (SBI)	56,799	3,498,250
Urban Edge Properties (b)	372,117	10,664,873
Urstadt Biddle Properties, Inc. Class A	138,313	3,141,088
VEREIT, Inc.	3,833,438	40,059,427
Washington REIT (SBI)	285,852	9,290,190
Weingarten Realty Investors (SBI)	456,453	18,828,686
Western Asset Mortgage Capital Corp.	177,449	1,877,410
Wheeler REIT, Inc.	17,690	31,134
Whitestone REIT Class B	100,173	1,451,507
WP Carey, Inc.	387,310	25,814,212
WP Glimcher, Inc.	739,443	10,159,947
Xenia Hotels & Resorts, Inc.	430,111	7,243,069
ZAIS Financial Corp.	23,731	327,488
		1,806,598,277
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	186,205	7,472,407
Altisource Portfolio Solutions SA (a)(b)	42,046	1,369,859
American Realty Investments, Inc. (a)	2,022	12,011
AV Homes, Inc. (a)(b)	44,054	668,299
Consolidated-Tomoka Land Co. (b)	23,055	1,215,690
Forestar Group, Inc. (a)(b)	135,057	1,694,965
FRP Holdings, Inc. (a)	24,947	839,716
Griffin Industrial Realty, Inc.	7,963	253,462
HFF, Inc.	136,624	3,662,889
Howard Hughes Corp. (a)	141,399	16,716,190
InterGroup Corp. (a)	845	21,049
J.W. Mays, Inc. (a)	15	720
Jones Lang LaSalle, Inc.	179,035	20,902,336
Kennedy-Wilson Holdings, Inc.	366,476	8,084,461
Marcus & Millichap, Inc. (a)	56,466	1,470,939
Maui Land & Pineapple, Inc. (a)	17,943	134,393
RE/MAX Holdings, Inc.	73,146	3,045,799
Realogy Holdings Corp.	577,716	15,505,897
Tejon Ranch Co. (a)(b)	57,888	1,374,261
The RMR Group, Inc.	29,502	1,137,302
The St. Joe Co. (a)(b)	301,233	5,690,291
Transcontinental Realty Investors, Inc. (a)	1,510	16,625
		91,289,561
Thrifts & Mortgage Finance - 1.1%
ASB Bancorp, Inc. (a)	23	598
Astoria Financial Corp.	372,413	5,697,919
Atlantic Coast Financial Corp. (a)	8,654	58,241
Bank Mutual Corp.	163,696	1,276,829
BankFinancial Corp.	75,843	935,903
Bear State Financial, Inc. (b)	45,612	426,928
Beneficial Bancorp, Inc.	357,084	5,384,827
BofI Holding, Inc. (a)(b)	228,563	4,914,105
BSB Bancorp, Inc. (a)(b)	29,828	721,838
Capitol Federal Financial, Inc.	520,908	7,490,657
Charter Financial Corp.	62,615	823,387
Chicopee Bancorp, Inc.	13,096	238,216
Citizens Community Bancorp, Inc.	2,013	20,452
Clifton Bancorp, Inc.	102,761	1,526,001
Dime Community Bancshares, Inc.	144,735	2,556,020
Elmira Savings Bank	185	3,580
Entegra Financial Corp. (a)	1,687	29,978
ESSA Bancorp, Inc.	32,482	446,628
Essent Group Ltd. (a)	268,074	7,125,407
EverBank Financial Corp.	316,215	6,068,166
Farmer Mac Class C (non-vtg.)	37,651	1,542,938
First Capital, Inc.	12,982	396,081
First Clover Leaf Financial Corp.	10,566	132,075
First Defiance Financial Corp.	37,888	1,723,525
Flagstar Bancorp, Inc. (a)	87,156	2,447,340
Greene County Bancorp, Inc. (b)	2,032	33,630
Hamilton Bancorp, Inc. (a)	69	949
Hingham Institution for Savings	4,840	628,813
HMN Financial, Inc. (a)	3,871	55,239
Home Bancorp, Inc.	15,826	456,422
Home Federal Bancorp, Inc.	31	721
HomeStreet, Inc. (a)	92,903	2,421,052
HopFed Bancorp, Inc.	18,100	206,702
Impac Mortgage Holdings, Inc. (a)(b)	31,836	530,388
Kearny Financial Corp.	87,984	1,204,501
Lake Sunapee Bank Group	22,754	407,752
Lendingtree, Inc. (a)(b)	27,564	2,673,708
Malvern Bancorp, Inc. (a)	2,719	44,592
Meridian Bancorp, Inc.	222,216	3,471,014
Meta Financial Group, Inc.	29,775	1,832,651
MGIC Investment Corp. (a)	1,334,190	10,793,597
Nationstar Mortgage Holdings, Inc. (a)(b)	148,405	2,356,671
New York Community Bancorp, Inc. (b)	1,908,869	28,843,011
NMI Holdings, Inc. (a)	221,803	1,761,116
Northfield Bancorp, Inc.	188,014	2,987,542
Northwest Bancshares, Inc. (b)	418,907	6,501,437
Ocean Shore Holding Co.	5,982	137,586
OceanFirst Financial Corp.	85,711	1,698,792
Ocwen Financial Corp. (a)(b)	404,490	1,439,984
Oritani Financial Corp.	165,696	2,662,735
PB Bancorp, Inc.	7,070	60,731
PennyMac Financial Services, Inc. (a)	84,716	1,402,050
PHH Corp. (a)	172,202	2,634,691
Poage Bankshares, Inc. (b)	6,654	124,097
Provident Bancorp, Inc. (a)	5,687	89,798
Provident Financial Holdings, Inc.	21,795	416,285
Provident Financial Services, Inc.	240,192	5,180,941
Prudential Bancorp, Inc.	917	13,553
Radian Group, Inc.	839,492	11,509,435
Riverview Bancorp, Inc.	30,435	160,392
Security National Financial Corp. Class A	36,865	210,131
SI Financial Group, Inc.	23,177	312,194
Southern Missouri Bancorp, Inc. (b)	20,482	502,219
Stonegate Mortgage Corp. (a)(b)	75,820	313,137
Territorial Bancorp, Inc.	30,643	875,164
TFS Financial Corp.	336,100	6,096,854
Timberland Bancorp, Inc.	12,774	194,420
Trustco Bank Corp., New York	406,365	2,901,446
United Community Bancorp, Inc.	1,461	21,915
United Community Financial Corp.	251,020	1,634,140
United Financial Bancorp, Inc. New	209,182	2,926,456
Walker & Dunlop, Inc. (a)	115,568	3,062,552
Walter Investment Management Corp. (a)(b)	145,755	550,954
Washington Federal, Inc.	363,184	9,624,376
Waterstone Financial, Inc.	133,580	2,257,502
Westfield Financial, Inc.	94,628	716,334
WSFS Financial Corp.	112,419	4,373,099
		183,303,110

TOTAL FINANCIALS		4,262,118,706

HEALTH CARE - 11.8%
Biotechnology - 4.1%
Abeona Therapeutics, Inc. (a)(b)	23,983	97,371
ACADIA Pharmaceuticals, Inc. (a)(b)	354,454	11,388,607
Acceleron Pharma, Inc. (a)(b)	130,558	3,918,046
Achillion Pharmaceuticals, Inc. (a)(b)	464,020	3,832,805
Acorda Therapeutics, Inc. (a)(b)	186,337	4,486,995
Actinium Pharmaceuticals, Inc. (a)(b)	112,631	202,736
Adamas Pharmaceuticals, Inc. (a)(b)	61,583	841,840
Aduro Biotech, Inc. (a)(b)	30,933	435,846
Advaxis, Inc. (a)(b)	106,528	1,228,268
Adverum Biotechnologies, Inc. (a)	64,927	232,439
Aegerion Pharmaceuticals, Inc. (a)(b)	123,636	201,527
Agenus, Inc. (a)(b)	287,362	1,778,771
Agios Pharmaceuticals, Inc. (a)(b)	106,402	3,919,850
Aimmune Therapeutics, Inc. (a)(b)	43,927	648,802
Akebia Therapeutics, Inc. (a)(b)	129,131	1,049,835
Alder Biopharmaceuticals, Inc. (a)(b)	175,508	5,786,499
Aldeyra Therapeutics, Inc. (a)(b)	22,558	125,197
Alkermes PLC (a)	599,823	26,254,253
Alnylam Pharmaceuticals, Inc. (a)(b)	295,715	20,655,693
AMAG Pharmaceuticals, Inc. (a)(b)	138,328	3,296,356
Amicus Therapeutics, Inc. (a)(b)	564,196	3,774,471
AmpliPhi Biosciences Corp. (a)(b)	17,690	29,896
Anavex Life Sciences Corp. (a)(b)	128,061	391,867
Anthera Pharmaceuticals, Inc. (a)(b)	160,431	462,041
Applied Genetic Technologies Corp. (a)	47,677	609,312
Aptevo Therapeutics, Inc. (a)	62,747	170,672
Aquinox Pharmaceuticals, Inc. (a)(b)	43,509	462,066
ARCA Biopharma, Inc. (a)	7,333	20,532
Ardelyx, Inc. (a)(b)	75,570	753,433
Arena Pharmaceuticals, Inc. (a)(b)	996,716	1,544,910
Argos Therapeutics, Inc. (a)(b)	95,222	471,349
ARIAD Pharmaceuticals, Inc. (a)(b)	748,579	7,740,307
ArQule, Inc. (a)	223,720	331,106
Array BioPharma, Inc. (a)(b)	514,508	1,764,762
Arrowhead Pharmaceuticals, Inc. (a)(b)	241,140	1,671,100
Asterias Biotherapeutics, Inc. (b)	52,700	147,033
Atara Biotherapeutics, Inc. (a)(b)	69,137	1,350,937
Athersys, Inc. (a)(b)	318,191	607,745
aTyr Pharma, Inc. (a)(b)	24,717	72,174
AVEO Pharmaceuticals, Inc. (a)(b)	226,280	210,418
Aviragen Therapeutics, Inc. (a)	114,179	151,858
Bellicum Pharmaceuticals, Inc. (a)(b)	31,753	546,787
Biocept, Inc. (a)(b)	60,358	34,706
BioCryst Pharmaceuticals, Inc. (a)(b)	290,153	1,192,529
BioMarin Pharmaceutical, Inc. (a)	677,889	63,646,998
Biospecifics Technologies Corp. (a)	20,059	733,959
BioTime, Inc. (a)(b)	232,753	684,294
bluebird bio, Inc. (a)(b)	147,441	7,274,739
Blueprint Medicines Corp. (a)(b)	38,260	1,066,689
BrainStorm Cell Therpeutic, Inc. (a)(b)	45,873	109,636
Calithera Biosciences, Inc. (a)(b)	45,374	140,659
Cancer Genetics, Inc. (a)(b)	27,876	56,310
Capricor Therapeutics, Inc. (a)(b)	40,820	145,319
Cara Therapeutics, Inc. (a)(b)	63,234	342,728
CareDx, Inc. (a)	9,326	43,459
Cascadian Therapeutics, Inc. (a)(b)	371,190	426,869
CASI Pharmaceuticals, Inc. (a)(b)	37,512	42,389
Catabasis Pharmaceuticals, Inc. (a)(b)	25,262	126,057
Catalyst Biosciences, Inc. (a)	21,490	25,788
Catalyst Pharmaceutical Partners, Inc. (a)(b)	334,134	334,134
Cel-Sci Corp. (a)(b)	339,496	161,125
Celldex Therapeutics, Inc. (a)(b)	388,495	1,289,803
Cellectar Biosciences, Inc. (a)(b)	4,485	9,822
Cellular Biomedicine Group, Inc. (a)(b)	29,329	409,726
Celsion Corp. (a)(b)	60,020	73,825
Cepheid, Inc. (a)	288,925	9,915,906
Cerulean Pharma, Inc. (a)(b)	48,961	49,940
ChemoCentryx, Inc. (a)(b)	80,697	403,485
Chiasma, Inc. (a)(b)	30,058	74,243
Chimerix, Inc. (a)	158,434	762,068
Cidara Therapeutics, Inc. (a)	17,313	200,311
Cleveland Biolabs, Inc. (a)(b)	10,000	18,600
Clovis Oncology, Inc. (a)(b)	133,198	3,299,314
Coherus BioSciences, Inc. (a)(b)	113,753	3,386,427
Colucid Pharmaceuticals, Inc. (a)(b)	21,348	219,244
Conatus Pharmaceuticals, Inc. (a)(b)	52,030	94,174
Concert Pharmaceuticals, Inc. (a)	59,495	578,291
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	107,473	439,565
CorMedix, Inc. (a)(b)	133,434	262,865
Corvus Pharmaceuticals, Inc.	6,210	84,767
CTI BioPharma Corp. (a)(b)	813,794	319,821
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)	448,089	788,637
Cyclacel Pharmaceuticals, Inc.	5,709	32,370
Cytokinetics, Inc. (a)(b)	154,408	1,863,705
CytomX Therapeutics, Inc. (a)	29,265	343,278
Cytori Therapeutics, Inc. (a)(b)	42,766	86,815
CytRx Corp. (a)(b)	205,144	115,229
Dicerna Pharmaceuticals, Inc. (a)(b)	54,393	171,338
Dimension Therapeutics, Inc. (b)	35,891	213,193
Dyax Corp. rights 12/31/19 (a)	559,523	1,354,046
Dynavax Technologies Corp. (a)(b)	148,743	2,329,315
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	2,149,925
Edge Therapeutics, Inc. (a)(b)	37,290	331,508
Editas Medicine, Inc.	25,067	421,627
Eiger Biopharmaceuticals, Inc. (a)	4,545	67,811
Eleven Biotherapeutics, Inc. (a)(b)	33,461	163,290
Emergent BioSolutions, Inc. (a)(b)	125,496	3,344,468
Enanta Pharmaceuticals, Inc. (a)(b)	52,541	1,155,377
Epizyme, Inc. (a)(b)	159,310	1,164,556
Esperion Therapeutics, Inc. (a)(b)	57,634	620,718
Exact Sciences Corp. (a)(b)	426,265	7,873,115
Exelixis, Inc. (a)	835,008	9,310,339
Fate Therapeutics, Inc. (a)	72,909	189,563
Fibrocell Science, Inc. (a)(b)	125,506	120,486
FibroGen, Inc. (a)	201,825	3,493,591
Five Prime Therapeutics, Inc. (a)	101,016	4,442,684
Flexion Therapeutics, Inc. (a)(b)	83,358	1,390,411
Fortress Biotech, Inc. (a)(b)	160,408	437,914
Foundation Medicine, Inc. (a)(b)	49,011	1,005,706
Galectin Therapeutics, Inc. (a)(b)	80,065	137,712
Galena Biopharma, Inc. (a)(b)	729,583	294,970
Genocea Biosciences, Inc. (a)(b)	72,934	390,926
Genomic Health, Inc. (a)	71,549	1,893,902
GenVec, Inc. (a)(b)	142,471	74,227
Geron Corp. (a)(b)	617,419	1,660,857
Global Blood Therapeutics, Inc. (a)(b)	74,342	1,263,071
GlycoMimetics, Inc. (a)	53,443	396,013
GTx, Inc. (a)(b)	309,343	173,232
Halozyme Therapeutics, Inc. (a)(b)	431,037	4,224,163
Harvard Apparatus (a)(b)	22,493	22,493
Heat Biologics, Inc. (a)(b)	18,898	26,646
Hemispherx Biopharma, Inc. (a)(b)	63,933	93,342
Heron Therapeutics, Inc. (a)(b)	124,371	2,313,301
Histogenics Corp. (a)	270	840
iBio, Inc. (a)(b)	302,306	186,795
Idera Pharmaceuticals, Inc. (a)(b)	391,572	747,903
Ignyta, Inc. (a)	126,561	697,351
Immucell Corp. (a)	6,741	47,794
Immune Design Corp. (a)(b)	28,510	200,996
Immune Pharmaceuticals, Inc. (a)(b)	99,919	31,984
ImmunoCellular Therapeutics Ltd. (a)(b)	397,924	60,882
ImmunoGen, Inc. (a)(b)	353,362	992,947
Immunomedics, Inc. (a)(b)	350,472	970,807
Incyte Corp. (a)	678,133	54,996,586
Infinity Pharmaceuticals, Inc. (a)	177,419	269,677
Inotek Pharmaceuticals Corp. (a)(b)	52,560	373,176
Inovio Pharmaceuticals, Inc. (a)(b)	277,501	2,544,684
Insmed, Inc. (a)	258,127	3,342,745
Insys Therapeutics, Inc. (a)(b)	94,099	1,342,793
Intellia Therapeutics, Inc. (a)(b)	29,836	580,310
Intercept Pharmaceuticals, Inc. (a)(b)	69,561	10,316,592
Intrexon Corp. (a)(b)	199,756	5,041,841
Invitae Corp. (a)(b)	47,105	369,774
Ionis Pharmaceuticals, Inc. (a)(b)	480,840	14,256,906
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	516,056	6,884,187
IsoRay, Inc. (a)(b)	212,731	159,548
Juno Therapeutics, Inc. (a)(b)	292,034	8,638,366
Karyopharm Therapeutics, Inc. (a)(b)	75,665	752,867
Keryx Biopharmaceuticals, Inc. (a)(b)	415,700	1,704,370
Kindred Biosciences, Inc. (a)	44,644	185,273
Kite Pharma, Inc. (a)(b)	172,731	9,952,760
La Jolla Pharmaceutical Co. (a)(b)	54,204	886,235
Lexicon Pharmaceuticals, Inc. (a)(b)	180,936	2,511,392
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	75,060	7,754,449
General CVR	26,087	783
Glucagon CVR (a)	26,087	913
rights (a)	26,087	130
TR Beta CVR	26,087	548
Lion Biotechnologies, Inc. (a)(b)	189,227	1,506,247
Loxo Oncology, Inc. (a)(b)	45,802	1,261,387
Lpath, Inc. (a)(b)	4,476	10,519
Macrogenics, Inc. (a)	116,859	3,483,567
Madrigal Pharmaceuticals, Inc. (a)(b)	12,780	146,842
MannKind Corp. (a)(b)	1,243,115	995,735
Mast Therapeutics, Inc. (a)(b)	865,921	379,966
Medgenics, Inc. (a)(b)	125,878	704,917
MediciNova, Inc. (a)(b)	111,867	658,897
Medivation, Inc. (a)	653,215	52,623,000
MEI Pharma, Inc. (a)	92,428	165,446
Merrimack Pharmaceuticals, Inc. (a)(b)	470,699	2,174,629
MiMedx Group, Inc. (a)(b)	388,744	2,814,507
Minerva Neurosciences, Inc. (a)(b)	59,757	730,231
Mirati Therapeutics, Inc. (a)	59,736	301,667
Momenta Pharmaceuticals, Inc. (a)	252,110	3,030,362
Myriad Genetics, Inc. (a)	277,288	5,645,584
NanoViricides, Inc. (a)(b)	143,363	216,478
NantKwest, Inc. (a)(b)	35,665	288,530
Natera, Inc. (a)(b)	49,676	494,276
Navidea Biopharmaceuticals, Inc. (a)(b)	571,658	171,497
Neothetics, Inc. (a)(b)	19,486	18,933
Neuralstem, Inc. (a)(b)	348,690	98,331
Neurocrine Biosciences, Inc. (a)	315,654	15,296,593
NewLink Genetics Corp. (a)(b)	83,730	852,371
Nivalis Therapeutics, Inc. (a)(b)	23,438	149,769
Northwest Biotherapeutics, Inc. (a)(b)	158,536	53,189
Novavax, Inc. (a)(b)	1,083,598	7,411,810
Ohr Pharmaceutical, Inc. (a)(b)	106,178	303,669
OncoCyte Corp. (a)	11,637	44,802
OncoGenex Pharmaceuticals, Inc. (a)(b)	89,591	48,379
OncoMed Pharmaceuticals, Inc. (a)(b)	79,764	796,842
Onconova Therapeutics, Inc. (a)(b)	3,480	11,275
OncoSec Medical, Inc. (a)(b)	52,231	88,793
Opexa Therapeutics, Inc. (a)(b)	35,198	146,424
OpGen, Inc. (a)(b)	41,093	65,749
Ophthotech Corp. (a)(b)	113,434	5,990,450
Opko Health, Inc. (a)(b)	1,272,489	11,579,650
Oragenics, Inc. (a)(b)	79,968	55,178
Organovo Holdings, Inc. (a)(b)	351,453	1,356,609
Osiris Therapeutics, Inc. (b)	68,230	341,832
Otonomy, Inc. (a)(b)	93,368	1,535,904
OvaScience, Inc. (a)	122,113	743,668
OXiGENE, Inc. (a)(b)	55,832	36,849
Palatin Technologies, Inc. (a)(b)	163,845	83,561
PDL BioPharma, Inc.	640,799	1,864,725
Peregrine Pharmaceuticals, Inc. (a)(b)	744,971	269,680
Pfenex, Inc. (a)	65,771	475,524
PharmAthene, Inc. (a)(b)	248,162	645,221
Portola Pharmaceuticals, Inc. (a)(b)	225,364	4,588,411
Progenics Pharmaceuticals, Inc. (a)(b)	265,763	1,668,992
Proteon Therapeutics, Inc. (a)(b)	24,275	214,106
Proteostasis Therapeutics, Inc. (b)	28,222	403,857
Prothena Corp. PLC (a)(b)	137,563	6,875,399
PTC Therapeutics, Inc. (a)(b)	120,980	993,246
Puma Biotechnology, Inc. (a)(b)	87,751	5,190,472
Radius Health, Inc. (a)(b)	136,345	7,477,160
Raptor Pharmaceutical Corp.(a)(b)	347,180	2,586,491
Recro Pharma, Inc. (a)	17,166	163,249
REGENXBIO, Inc. (a)(b)	30,118	352,682
Regulus Therapeutics, Inc. (a)(b)	105,785	335,338
Repligen Corp. (a)(b)	138,898	4,304,449
Retrophin, Inc. (a)(b)	129,635	2,076,753
Rexahn Pharmaceuticals, Inc. (a)(b)	663,874	166,632
Rigel Pharmaceuticals, Inc. (a)	366,630	1,235,543
RXi Pharmaceuticals Corp. (a)(b)	26,638	60,468
Sage Therapeutics, Inc. (a)(b)	66,847	2,484,703
Sangamo Biosciences, Inc. (a)(b)	280,976	1,205,387
Sarepta Therapeutics, Inc. (a)(b)	167,345	4,362,684
Seattle Genetics, Inc. (a)(b)	428,944	19,109,455
Seres Therapeutics, Inc. (a)(b)	31,236	327,041
Sorrento Therapeutics, Inc. (a)(b)	98,249	654,338
Spark Therapeutics, Inc. (a)(b)	86,371	4,886,871
Spectrum Pharmaceuticals, Inc. (a)(b)	229,828	1,220,387
StemCells, Inc. (a)(b)	32,032	50,931
Stemline Therapeutics, Inc. (a)(b)	63,004	515,373
Sunesis Pharmaceuticals, Inc. (a)(b)	279,837	227,452
Syndax Pharmaceuticals, Inc. (b)	18,003	255,283
Synergy Pharmaceuticals, Inc. (a)(b)	713,647	3,375,550
Synthetic Biologics, Inc. (a)(b)	314,451	515,700
T2 Biosystems, Inc. (a)(b)	68,463	454,594
Tenax Therapeutics, Inc. (a)(b)	74,064	171,088
TESARO, Inc. (a)(b)	141,603	11,992,358
TetraLogic Pharmaceuticals Corp. (a)	63,792	14,187
TG Therapeutics, Inc. (a)(b)	157,693	1,001,351
Threshold Pharmaceuticals, Inc. (a)	253,633	271,387
Tobira Therapeutics, Inc. (a)(b)	14,389	70,650
Tokai Pharmaceuticals, Inc. (a)(b)	28,989	31,888
TONIX Pharmaceuticals Holding (a)(b)	69,435	158,312
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	95,660
Trevena, Inc. (a)	128,186	869,101
Trovagene, Inc. (a)(b)	105,483	517,922
Ultragenyx Pharmaceutical, Inc. (a)(b)	142,071	9,365,320
United Therapeutics Corp. (a)(b)	176,981	21,641,237
Vanda Pharmaceuticals, Inc. (a)	183,750	2,826,075
Venaxis, Inc. (a)	15,089	55,226
Verastem, Inc. (a)	127,456	172,066
Vericel Corp. (a)(b)	74,721	167,375
Versartis, Inc. (a)(b)	79,103	980,877
Vical, Inc. (a)	29,955	113,829
Viking Therapeutics, Inc. (a)(b)	31,264	41,581
Vitae Pharmaceuticals, Inc. (a)(b)	80,337	555,129
Vital Therapies, Inc. (a)(b)	89,620	513,523
Voyager Therapeutics, Inc. (a)(b)	22,537	274,275
vTv Therapeutics, Inc. Class A (a)	25,196	142,357
Windtree Therapeutics, Inc. (a)	42,582	91,977
Xbiotech, Inc. (a)(b)	19,593	254,317
Xencor, Inc. (a)(b)	130,808	2,763,973
XOMA Corp. (a)(b)	371,939	211,075
Zafgen, Inc. (a)(b)	77,644	232,156
ZIOPHARM Oncology, Inc. (a)(b)	517,531	2,623,882
		671,627,386
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.	85,075	4,265,661
Abiomed, Inc. (a)(b)	154,727	18,248,502
Accuray, Inc. (a)(b)	315,171	1,679,861
Aethlon Medical, Inc. (a)(b)	20,809	107,583
Akers Biosciences, Inc. (a)(b)	12,000	43,920
Alere, Inc. (a)	343,860	13,455,242
Align Technology, Inc. (a)	288,772	26,826,919
Allied Healthcare Products, Inc. (a)	4,954	2,873
Alliqua Biomedical, Inc. (a)(b)	63,749	59,350
Alphatec Holdings, Inc. (a)	19,239	77,341
Amedica Corp. (a)(b)	45,747	40,276
Analogic Corp.	52,507	4,673,123
Angiodynamics, Inc. (a)	110,860	1,833,624
Anika Therapeutics, Inc. (a)(b)	59,059	2,789,947
Antares Pharma, Inc. (a)(b)	554,397	676,364
Atossa Genetics, Inc. (a)(b)	5,395	13,380
Atricure, Inc. (a)(b)	110,847	1,705,935
Atrion Corp.	6,025	2,722,758
Avinger, Inc. (a)	19,354	78,964
AxoGen, Inc. (a)	89,157	803,305
BioLase Technology, Inc. (a)(b)	142,344	244,832
BioLife Solutions, Inc. (a)(b)	5,828	10,199
Bovie Medical Corp. (a)	73,582	302,422
Cantel Medical Corp.	144,815	10,949,462
Cardiovascular Systems, Inc. (a)	122,905	3,007,485
CAS Medical Systems, Inc. (a)(b)	6,117	10,093
Cerus Corp. (a)(b)	404,425	2,560,010
Cesca Therapeutics, Inc. (a)	3,165	13,451
Chembio Diagnostics, Inc. (a)	41,523	295,229
Cogentix Medical, Inc. (a)(b)	51,631	64,539
ConforMis, Inc. (a)(b)	38,184	306,236
CONMED Corp.	102,715	4,190,772
Corindus Vascular Robotics, Inc. (a)(b)	318,995	373,224
Cryolife, Inc.	106,768	1,702,950
Cutera, Inc. (a)	50,450	549,905
Cynosure, Inc. Class A (a)(b)	92,141	4,799,625
CytoSorbents Corp. (a)(b)	88,558	442,790
Delcath Systems, Inc. (a)(b)	1,996	7,605
Derma Sciences, Inc. (a)(b)	83,882	416,055
DexCom, Inc. (a)(b)	332,114	30,252,264
Dextera Surgical, Inc. (a)	25,108	46,952
Dynatronics Corp. (a)	3,425	8,974
Electromed, Inc. (a)	18,483	99,623
EndoChoice Holdings, Inc. (a)(b)	20,152	77,988
Endologix, Inc. (a)(b)	282,428	3,434,324
Entellus Medical, Inc. (a)(b)	23,767	448,959
EnteroMedics, Inc. (a)(b)	21,518	3,609
ERBA Diagnostics, Inc. (a)	51,403	34,954
Escalon Medical Corp. (a)	3,512	2,529
Exactech, Inc. (a)	45,189	1,255,802
Fonar Corp. (a)	28,662	589,291
Genmark Diagnostics, Inc. (a)(b)	179,102	1,525,949
Glaukos Corp. (a)	27,232	812,603
Globus Medical, Inc. (a)(b)	288,717	6,706,896
Great Basin Scientific, Inc. (a)(b)	15,991	3,214
Haemonetics Corp. (a)	201,943	7,504,202
Halyard Health, Inc. (a)(b)	184,599	6,728,634
Hill-Rom Holdings, Inc.	226,124	13,411,414
ICU Medical, Inc. (a)	58,941	7,354,069
IDEXX Laboratories, Inc. (a)	353,490	39,831,253
Inogen, Inc. (a)(b)	57,635	3,343,983
InspireMD, Inc. (a)	9,845	1,410
Insulet Corp. (a)	227,585	9,633,673
Integer Holdings Corp. (a)	101,050	2,445,410
Integra LifeSciences Holdings Corp. (a)(b)	114,326	9,880,053
Invacare Corp. (b)	117,090	1,389,858
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	860,626
Invuity, Inc. (a)(b)	46,878	630,978
IRadimed Corp. (a)(b)	17,654	329,600
Iridex Corp. (a)(b)	22,946	342,584
K2M Group Holdings, Inc. (a)(b)	99,823	1,589,182
Kewaunee Scientific Corp.	5,250	124,163
Lantheus Holdings, Inc. (a)	48,014	457,093
LeMaitre Vascular, Inc.	49,138	903,156
LivaNova PLC (a)(b)	171,191	10,274,884
Masimo Corp. (a)	175,621	10,386,226
MELA Sciences, Inc. (a)(b)	11,736	7,218
Meridian Bioscience, Inc.	176,775	3,438,274
Merit Medical Systems, Inc. (a)	177,744	4,308,515
MGC Diagnostics Corp. (a)	3,151	20,765
Milestone Scientific, Inc. (a)	45,410	107,622
Misonix, Inc. (a)	18,363	109,627
Natus Medical, Inc. (a)	132,768	5,166,003
Neogen Corp. (a)	150,163	8,868,627
NeuroMetrix, Inc. (a)(b)	6,742	9,439
Nevro Corp. (a)(b)	53,452	5,047,472
NuVasive, Inc. (a)(b)	196,005	12,832,447
Nuvectra Corp. (a)	32,436	222,187
NxStage Medical, Inc. (a)(b)	234,728	5,365,882
OraSure Technologies, Inc. (a)	230,100	1,971,957
Orthofix International NV (a)	75,792	3,418,977
Penumbra, Inc. (a)(b)	16,583	1,170,096
PhotoMedex, Inc. (a)	62,914	15,093
Presbia PLC (a)(b)	11,158	48,091
Quidel Corp. (a)(b)	119,955	2,611,420
ResMed, Inc. (b)	556,662	37,123,789
Retractable Technologies, Inc. (a)(b)	36,514	94,936
Rockwell Medical Technologies, Inc. (a)(b)	186,712	1,355,529
Roka Bioscience, Inc. (a)(b)	17,912	20,778
RTI Biologics, Inc. (a)	228,763	734,329
Seaspine Holdings Corp. (a)	35,570	369,572
Second Sight Medical Products, Inc. (a)(b)	32,840	110,014
Sientra, Inc. (a)(b)	39,438	323,786
Staar Surgical Co. (a)(b)	117,470	1,031,387
Steris PLC (b)	340,171	24,043,286
Sunshine Heart, Inc. (a)(b)	40,808	36,319
SurModics, Inc. (a)	53,018	1,509,422
Synergetics U.S.A., Inc.	76,412	14,518
Tandem Diabetes Care, Inc. (a)(b)	83,217	593,337
TearLab Corp. (a)	100,207	78,663
Teleflex, Inc.	172,455	31,574,786
The Cooper Companies, Inc.	192,731	35,832,548
The Spectranetics Corp. (a)(b)	170,220	4,189,114
TransEnterix, Inc. (a)(b)	303,304	415,526
Unilife Corp. (a)(b)	60,284	173,015
Utah Medical Products, Inc.	15,694	988,879
Vascular Solutions, Inc. (a)(b)	70,180	3,380,571
Veracyte, Inc. (a)(b)	51,456	289,697
Vermillion, Inc. (a)(b)	65,547	91,766
VolitionRx Ltd. (a)(b)	63,662	229,820
West Pharmaceutical Services, Inc.	289,250	23,669,328
Wright Medical Group NV (a)	408,964	10,125,949
Zeltiq Aesthetics, Inc. (a)(b)	128,155	4,885,269
Zosano Pharma Corp. (a)(b)	4,787	3,830
		521,107,669
Health Care Providers & Services - 1.8%
AAC Holdings, Inc. (a)(b)	32,678	639,182
Acadia Healthcare Co., Inc. (a)(b)	293,460	15,022,217
Aceto Corp.	114,941	2,320,659
Adcare Health Systems, Inc.	40,556	93,684
Addus HomeCare Corp. (a)	25,976	622,904
Adeptus Health, Inc. Class A (a)(b)	53,788	2,289,217
Air Methods Corp. (a)(b)	140,691	4,949,509
Alliance Healthcare Services, Inc. (a)	38,536	242,777
Almost Family, Inc. (a)(b)	36,046	1,327,574
Amedisys, Inc. (a)(b)	112,274	5,403,748
American Renal Associates Holdings, Inc. (b)	27,627	586,521
American Shared Hospital Services (a)	115	328
AMN Healthcare Services, Inc. (a)(b)	190,331	6,895,692
AmSurg Corp. (a)(b)	213,406	13,854,318
BioScrip, Inc. (a)(b)	434,630	1,121,345
BioTelemetry, Inc. (a)	114,094	2,107,316
Brookdale Senior Living, Inc. (a)(b)	737,521	12,692,736
Caladrius Biosciences, Inc. (a)(b)	17,378	84,110
Capital Senior Living Corp. (a)	114,940	1,975,819
Chemed Corp.	67,776	9,145,016
Civitas Solutions, Inc. (a)	72,322	1,314,814
Community Health Systems, Inc. (a)(b)	448,404	4,788,955
Corvel Corp. (a)	44,212	1,699,509
Cross Country Healthcare, Inc. (a)(b)	130,469	1,587,808
Digirad Corp.	52,208	264,172
Diplomat Pharmacy, Inc. (a)(b)	145,334	4,547,501
Diversicare Healthcare Services, Inc.	13,755	110,590
Envision Healthcare Holdings, Inc. (a)	741,755	15,918,062
Five Star Quality Care, Inc. (a)	200,855	425,813
Genesis HealthCare, Inc. Class A (a)(b)	122,459	295,126
HealthEquity, Inc. (a)(b)	142,048	4,625,083
HealthSouth Corp.	358,221	14,583,177
Healthways, Inc. (a)(b)	126,539	3,164,740
Hooper Holmes, Inc. (a)(b)	8,570	12,941
InfuSystems Holdings, Inc. (a)	46,642	130,131
Kindred Healthcare, Inc.	339,178	3,744,525
Landauer, Inc.	39,153	1,860,551
LHC Group, Inc. (a)	57,988	2,062,053
LifePoint Hospitals, Inc. (a)	171,801	9,723,937
Magellan Health Services, Inc. (a)	97,206	5,552,407
MEDNAX, Inc. (a)(b)	368,540	24,238,876
Molina Healthcare, Inc. (a)(b)	164,022	8,826,024
National Healthcare Corp.	53,157	3,454,142
National Research Corp. Class A	28,515	451,392
Owens & Minor, Inc.	247,227	8,497,192
PDI, Inc. (a)	19,284	4,819
PharMerica Corp. (a)	119,471	3,017,837
Premier, Inc. (a)	181,758	5,752,641
Providence Service Corp. (a)	51,522	2,428,232
Psychemedics Corp.	15,744	319,131
Quorum Health Corp. (a)	123,157	757,416
RadNet, Inc. (a)	138,775	938,119
Select Medical Holdings Corp. (a)(b)	419,956	4,989,077
Sharps Compliance Corp. (a)(b)	38,932	177,919
SunLink Health Systems, Inc. (a)	19,190	24,371
Surgery Partners, Inc. (a)(b)	61,024	1,175,322
Surgical Care Affiliates, Inc. (a)	107,420	4,431,075
Team Health Holdings, Inc. (a)(b)	296,349	9,868,422
Teladoc, Inc. (a)(b)	78,090	1,392,345
Tenet Healthcare Corp. (a)(b)	390,586	9,335,005
The Ensign Group, Inc.	188,818	3,547,890
Triple-S Management Corp. (a)(b)	94,940	2,078,237
U.S. Physical Therapy, Inc.	50,320	3,172,676
Universal American Spin Corp.	221,846	1,588,417
VCA, Inc. (a)	319,653	22,634,629
Wellcare Health Plans, Inc. (a)(b)	175,078	19,731,291
		300,619,064
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	750,583	9,690,027
Arrhythmia Research Technology, Inc. (a)	9,913	41,734
athenahealth, Inc. (a)(b)	156,532	19,164,213
Castlight Health, Inc. Class B (a)(b)	169,886	710,123
Computer Programs & Systems, Inc. (b)	45,217	1,167,503
Connecture, Inc. (a)(b)	29,490	49,248
Evolent Health, Inc. (a)(b)	48,918	1,216,591
HealthStream, Inc. (a)	101,496	2,698,779
HMS Holdings Corp. (a)	332,527	7,252,414
HTG Molecular Diagnostics (a)	19,859	50,243
iCAD, Inc. (a)	51,129	301,150
Imprivata, Inc. (a)	57,225	1,099,292
IMS Health Holdings, Inc. (a)(b)	581,949	17,353,719
Inovalon Holdings, Inc. Class A (a)(b)	263,318	4,134,093
Medidata Solutions, Inc. (a)(b)	226,024	12,227,898
Omnicell, Inc. (a)	150,731	5,664,471
Press Ganey Holdings, Inc. (a)	39,037	1,572,801
Quality Systems, Inc.	178,694	2,103,228
Rennova Health, Inc. (a)	18,562	4,750
Simulations Plus, Inc.	44,648	384,866
Streamline Health Solutions, Inc. (a)	74,551	105,117
Veeva Systems, Inc. Class A (a)(b)	382,862	15,666,713
Vocera Communications, Inc. (a)	99,895	1,628,289
		104,287,262
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	114,176	2,498,171
Albany Molecular Research, Inc. (a)(b)	96,920	1,436,354
Bio-Rad Laboratories, Inc. Class A (a)	83,606	12,441,409
Bio-Techne Corp.	148,167	15,609,393
Bioanalytical Systems, Inc. (a)(b)	4,687	5,296
Bruker Corp.	416,101	9,304,018
Cambrex Corp. (a)(b)	127,843	5,475,516
Charles River Laboratories International, Inc. (a)	184,748	15,372,881
ChromaDex, Inc. (a)(b)	68,981	226,947
CombiMatrix Corp. (a)	922	2,803
Enzo Biochem, Inc. (a)	158,649	882,088
Fluidigm Corp. (a)(b)	119,521	1,088,836
Harvard Bioscience, Inc. (a)	111,418	301,943
INC Research Holdings, Inc. Class A (a)	215,225	9,390,267
Luminex Corp. (a)(b)	159,338	3,357,252
Mettler-Toledo International, Inc. (a)(b)	104,607	42,163,943
Nanostring Technologies, Inc. (a)	48,099	777,280
NeoGenomics, Inc. (a)	214,850	1,727,394
Pacific Biosciences of California, Inc. (a)(b)	281,414	2,344,179
PAREXEL International Corp. (a)(b)	210,375	14,311,811
PRA Health Sciences, Inc. (a)	120,183	6,075,251
pSivida Corp. (a)(b)	97,016	374,482
Quintiles Transnational Holdings, Inc. (a)	367,368	28,397,546
Sequenom, Inc. (a)(b)	476,550	1,138,955
Transgenomic, Inc. (a)	13,347	3,905
VWR Corp. (a)	339,571	9,477,427
		184,185,347
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	398,340
Achaogen, Inc. (a)(b)	30,691	115,705
Aclaris Therapeutics, Inc. (b)	23,423	472,208
Acura Pharmaceuticals, Inc. (a)	18,759	29,827
Adamis Pharmaceuticals Corp. (a)(b)	43,533	128,422
Aerie Pharmaceuticals, Inc. (a)(b)	105,741	2,047,146
Agile Therapeutics, Inc. (a)	52,346	378,985
Akorn, Inc. (a)(b)	334,648	9,008,724
Alimera Sciences, Inc. (a)(b)	102,415	156,695
Amphastar Pharmaceuticals, Inc. (a)	143,062	2,718,178
Ampio Pharmaceuticals, Inc. (a)(b)	182,288	150,697
ANI Pharmaceuticals, Inc. (a)(b)	30,081	1,797,039
ANI Pharmaceuticals, Inc. rights	58,183	1
Apricus Biosciences, Inc. (a)(b)	182,995	64,195
Aradigm Corp. (a)	6,822	31,722
Aratana Therapeutics, Inc. (a)(b)	114,235	1,013,264
Assembly Biosciences, Inc. (a)(b)	49,350	301,529
AstraZeneca PLC rights (a)	21,542	0
Avexis, Inc. (b)	20,321	718,144
Axsome Therapeutics, Inc. (a)(b)	27,645	200,150
Bio Path Holdings, Inc. (a)(b)	346,086	529,512
Biodel, Inc. (a)(b)	108,947	46,520
Biodelivery Sciences International, Inc. (a)(b)	181,583	443,063
Carbylan Therapeutics, Inc. (a)(b)	46,515	21,825
Catalent, Inc. (a)(b)	427,506	10,785,976
Cempra, Inc. (a)(b)	165,598	3,633,220
Collegium Pharmaceutical, Inc. (a)(b)	44,018	366,670
ContraVir Pharmaceuticals, Inc. (a)(b)	94,391	105,718
Corcept Therapeutics, Inc. (a)(b)	276,739	1,475,019
Corium International, Inc. (a)(b)	48,507	288,132
Cumberland Pharmaceuticals, Inc. (a)	33,632	155,044
CymaBay Therapeutics, Inc. (a)(b)	70,792	170,609
DepoMed, Inc. (a)(b)	242,414	4,918,580
Dermira, Inc. (a)	100,731	3,126,690
Dipexium Pharmaceuticals, Inc. (a)(b)	24,194	307,264
Durect Corp. (a)(b)	443,271	740,263
Egalet Corp. (a)(b)	35,321	242,302
Endocyte, Inc. (a)(b)	136,613	407,107
Evoke Pharma, Inc. (a)(b)	15,864	30,459
Flex Pharma, Inc. (a)(b)	43,126	477,405
Heska Corp. (a)	25,350	1,383,350
Horizon Pharma PLC (a)(b)	579,391	10,892,551
Impax Laboratories, Inc. (a)	274,296	6,635,220
Imprimis Pharmaceuticals, Inc. (a)(b)	10,843	45,215
Innoviva, Inc. (b)	316,771	3,512,990
Intersect ENT, Inc. (a)(b)	76,889	1,211,771
Intra-Cellular Therapies, Inc. (a)(b)	120,334	4,854,274
Jaguar Animal Health, Inc. (a)(b)	27,742	36,065
Jazz Pharmaceuticals PLC (a)	239,539	29,662,114
Juniper Pharmaceuticals, Inc. (a)	42,963	236,726
KemPharm, Inc. (a)(b)	23,260	100,483
Lannett Co., Inc. (a)(b)	113,627	3,847,410
Lipocine, Inc. (a)(b)	61,637	207,717
Marinus Pharmaceuticals, Inc. (a)(b)	36,454	57,780
MyoKardia, Inc. (a)(b)	30,012	656,663
Nektar Therapeutics (a)(b)	540,210	9,642,749
Neos Therapeutics, Inc. (a)(b)	19,383	126,377
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	19,353
Ocera Therapeutics, Inc. (a)(b)	41,015	86,952
Ocular Therapeutix, Inc. (a)(b)	33,760	215,726
Oculus Innovative Sciences, Inc. (a)(b)	13,177	53,894
Omeros Corp. (a)(b)	140,586	1,509,894
Orexigen Therapeutics, Inc. (a)(b)	43,174	169,674
Pacira Pharmaceuticals, Inc. (a)(b)	149,625	5,929,639
Pain Therapeutics, Inc. (a)	144,997	346,543
Paratek Pharmaceuticals, Inc. (a)(b)	66,703	898,489
Pernix Therapeutics Holdings, Inc. (a)(b)	148,089	95,503
Phibro Animal Health Corp. Class A	74,229	1,801,538
Prestige Brands Holdings, Inc. (a)	208,568	10,038,378
Provectus Biopharmaceuticals, Inc. (a)(b)	816,989	100,081
Relypsa, Inc. (a)(b)	118,755	3,798,972
Repros Therapeutics, Inc. (a)(b)	95,900	194,677
Revance Therapeutics, Inc. (a)(b)	82,773	1,162,961
SciClone Pharmaceuticals, Inc. (a)(b)	197,306	1,986,871
SCYNEXIS, Inc. (a)(b)	52,127	150,647
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	77,010	844,030
Supernus Pharmaceuticals, Inc. (a)	135,160	2,889,721
Teligent, Inc. (a)(b)	161,143	1,195,681
Tetraphase Pharmaceuticals, Inc. (a)	157,483	598,435
The Medicines Company (a)(b)	274,596	10,755,925
TherapeuticsMD, Inc. (a)(b)	609,025	4,190,092
Theravance Biopharma, Inc. (a)(b)	128,682	3,649,422
Titan Pharmaceuticals, Inc. (a)(b)	68,182	383,183
VIVUS, Inc. (a)(b)	380,623	403,460
WAVE Life Sciences (a)(b)	31,896	795,486
Zogenix, Inc. (a)(b)	89,947	784,338
Zynerba Pharmaceuticals, Inc. (a)(b)	17,417	147,696
		176,309,065

TOTAL HEALTH CARE		1,958,135,793

INDUSTRIALS - 12.5%
Aerospace & Defense - 1.5%
AAR Corp.	137,004	3,371,668
Aerojet Rocketdyne Holdings, Inc. (a)	275,912	4,958,139
AeroVironment, Inc. (a)(b)	84,167	2,082,292
Air Industries Group, Inc.	217	966
American Science & Engineering, Inc.	29,716	1,093,549
Arotech Corp. (a)(b)	107,505	303,164
Astronics Corp. (a)	78,348	3,510,774
Astrotech Corp. (a)(b)	39,511	69,539
BE Aerospace, Inc.	401,540	20,297,847
BWX Technologies, Inc.	406,876	15,790,858
CPI Aerostructures, Inc. (a)(b)	20,017	125,106
Cubic Corp.	87,836	4,112,482
Curtiss-Wright Corp.	177,084	15,919,852
DigitalGlobe, Inc. (a)	234,114	6,342,148
Ducommun, Inc. (a)	43,332	1,028,702
Engility Holdings, Inc. (a)	67,203	2,016,090
Erickson Air-Crane, Inc. (a)(b)	27,407	12,333
Esterline Technologies Corp. (a)	117,423	9,035,700
HEICO Corp. (b)	67,019	4,554,611
HEICO Corp. Class A	160,544	9,131,743
Hexcel Corp.	370,510	16,617,374
Huntington Ingalls Industries, Inc.	185,796	30,687,925
Innovative Solutions & Support, Inc. (a)	34,266	103,826
KEYW Holding Corp. (a)(b)	161,888	1,614,023
KLX, Inc. (a)	210,241	7,850,399
Kratos Defense & Security Solutions, Inc. (a)(b)	183,950	1,283,971
LMI Aerospace, Inc. (a)	40,944	311,993
Mercury Systems, Inc. (a)	165,764	3,759,528
Micronet Enertec Technologies, Inc. (a)(b)	8,571	14,314
Moog, Inc. Class A (a)	132,709	7,828,504
National Presto Industries, Inc. (b)	21,104	1,841,535
Orbital ATK, Inc.	232,351	17,526,236
SIFCO Industries, Inc. (a)	8,947	58,603
Sparton Corp. (a)	34,484	790,028
Spirit AeroSystems Holdings, Inc. Class A (a)	471,056	21,583,786
Taser International, Inc. (a)(b)	207,045	5,606,779
Teledyne Technologies, Inc. (a)(b)	139,800	14,978,172
Triumph Group, Inc.	198,047	6,309,777
Vectrus, Inc. (a)	43,256	1,459,457
		243,983,793
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	23,395
Air Transport Services Group, Inc. (a)	208,972	3,025,915
Atlas Air Worldwide Holdings, Inc. (a)	98,759	3,667,909
Echo Global Logistics, Inc. (a)(b)	101,567	2,620,429
Forward Air Corp.	121,702	5,608,028
Hub Group, Inc. Class A (a)	143,233	5,836,745
Park-Ohio Holdings Corp.	35,640	1,314,403
Radiant Logistics, Inc. (a)	114,943	335,634
XPO Logistics, Inc. (a)(b)	354,013	12,673,665
		35,106,123
Airlines - 0.3%
Allegiant Travel Co.	51,646	7,139,543
Hawaiian Holdings, Inc. (a)	187,997	8,832,099
JetBlue Airways Corp. (a)	1,276,061	20,353,173
SkyWest, Inc.	205,420	5,799,007
Spirit Airlines, Inc. (a)(b)	279,539	11,178,765
Virgin America, Inc. (a)(b)	74,610	4,155,031
		57,457,618
Building Products - 1.1%
A.O. Smith Corp.	289,517	27,932,600
AAON, Inc.	162,783	4,606,759
Advanced Drain Systems, Inc. Del	144,077	3,332,501
American Woodmark Corp. (a)	53,612	4,664,244
Apogee Enterprises, Inc. (b)	115,336	5,582,262
Armstrong World Industries, Inc. (a)	188,244	8,182,967
Builders FirstSource, Inc. (a)	334,097	4,590,493
Continental Building Products, Inc. (a)	166,589	3,699,942
CSW Industrials, Inc. (a)	62,586	2,020,276
GCP Applied Technologies, Inc. (a)	286,128	8,372,105
Gibraltar Industries, Inc. (a)	116,890	4,460,522
Griffon Corp.	166,778	2,855,239
Insteel Industries, Inc.	68,313	2,274,823
Lennox International, Inc. (b)	152,846	24,618,905
Masonite International Corp. (a)	112,297	7,493,579
NCI Building Systems, Inc. (a)	157,150	2,379,251
Nortek, Inc. (a)(b)	38,954	3,350,044
Owens Corning	456,835	25,089,378
Patrick Industries, Inc. (a)	58,694	3,758,177
PGT, Inc. (a)	197,285	2,349,664
Ply Gem Holdings, Inc. (a)(b)	91,867	1,283,382
Quanex Building Products Corp.	138,531	2,677,804
Simpson Manufacturing Co. Ltd.	177,509	7,789,095
Trex Co., Inc. (a)	115,558	7,157,663
Universal Forest Products, Inc.	80,831	8,822,704
USG Corp. (a)(b)	357,727	9,812,452
		189,156,831
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	226,464	8,703,012
ACCO Brands Corp. (a)(b)	426,961	4,269,610
Acme United Corp.	1,357	27,846
Amrep Corp. (a)	2,745	15,948
Aqua Metals, Inc. (a)(b)	29,427	271,905
ARC Document Solutions, Inc. (a)	152,363	514,987
Avalon Holdings Corp. Class A (a)	128	397
Brady Corp. Class A	187,599	6,282,691
Casella Waste Systems, Inc. Class A (a)	147,777	1,343,293
CECO Environmental Corp.	121,214	1,332,142
Cemtrex, Inc. (a)(b)	35,054	179,126
Cenveo, Inc. (a)	27,357	180,556
Clean Harbors, Inc. (a)(b)	206,528	9,872,038
Command Security Corp. (a)	4,127	11,143
CompX International, Inc. Class A	729	8,777
Copart, Inc. (a)(b)	394,583	20,131,625
Covanta Holding Corp. (b)	522,259	7,776,437
Deluxe Corp. (b)	192,741	13,139,154
Ecology & Environment, Inc. Class A	5,634	55,777
Ennis, Inc.	112,391	1,863,443
Essendant, Inc.	149,260	2,891,166
Fuel Tech, Inc. (a)(b)	72,552	100,847
G&K Services, Inc. Class A	81,681	7,950,012
Healthcare Services Group, Inc.	292,941	11,826,028
Heritage-Crystal Clean, Inc. (a)	56,848	785,071
Herman Miller, Inc.	230,279	8,306,164
HNI Corp.	178,143	9,947,505
Hudson Technologies, Inc. (a)	96,791	626,238
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(b)	12,843	20,420
InnerWorkings, Inc. (a)(b)	147,590	1,309,123
Interface, Inc.	258,838	4,576,256
Intersections, Inc. (a)(b)	42,827	76,232
KAR Auction Services, Inc.	541,461	22,892,971
Kimball International, Inc. Class B	127,203	1,583,677
Knoll, Inc.	196,830	5,208,122
MagneGas Corp. (a)(b)	120,800	75,742
Matthews International Corp. Class A	132,548	8,153,027
McGrath RentCorp.	95,859	3,064,612
Mobile Mini, Inc.	176,315	5,271,819
Msa Safety, Inc.	128,315	7,474,349
Multi-Color Corp.	51,709	3,455,712
NL Industries, Inc. (a)(b)	19,361	114,230
Odyssey Marine Exploration, Inc. (a)(b)	21,390	68,876
Performant Financial Corp. (a)	101,625	221,543
Perma-Fix Environmental Services, Inc. (a)	24,334	132,864
Quad/Graphics, Inc.	93,527	2,533,646
Quest Resource Holding Corp. (a)(b)	36,362	75,997
R.R. Donnelley & Sons Co.	822,089	14,057,722
Rollins, Inc.	378,681	10,792,409
SP Plus Corp. (a)(b)	72,041	1,801,025
Steelcase, Inc. Class A	345,183	5,157,034
Team, Inc. (a)(b)	115,962	3,684,113
Tetra Tech, Inc.	229,353	8,096,161
The Brink's Co.	195,720	7,143,780
TRC Companies, Inc.(a)	102,117	778,132
U.S. Ecology, Inc.	87,437	3,922,424
UniFirst Corp.	61,388	7,881,605
Versar, Inc. (a)	11,390	15,035
Viad Corp.	85,278	3,049,541
Virco Manufacturing Co. (a)	17,110	71,178
VSE Corp.	30,956	1,018,762
West Corp.	203,091	4,758,422
		256,949,499
Construction & Engineering - 0.7%
AECOM (a)(b)	603,158	18,595,361
Aegion Corp. (a)	141,758	2,625,358
Ameresco, Inc. Class A (a)	64,825	309,864
Argan, Inc.	53,028	2,535,269
Chicago Bridge & Iron Co. NV	372,907	11,105,170
Comfort Systems U.S.A., Inc.	151,226	4,293,306
Dycom Industries, Inc. (a)(b)	123,611	10,027,324
EMCOR Group, Inc.	242,996	13,913,951
Goldfield Corp.	78,542	233,270
Granite Construction, Inc. (b)	155,042	7,442,016
Great Lakes Dredge & Dock Corp. (a)(b)	221,781	856,075
HC2 Holdings, Inc. (b)	104,547	500,780
Ies Holdings, Inc. (a)	36,498	604,772
KBR, Inc.	564,139	8,281,561
Layne Christensen Co. (a)(b)	75,245	676,453
MasTec, Inc. (a)(b)	262,042	7,717,137
MYR Group, Inc. (a)	77,211	2,239,119
Northwest Pipe Co. (a)	38,191	448,744
NV5 Holdings, Inc. (a)	27,931	853,851
Orion Group Holdings, Inc. (a)	98,149	584,968
Primoris Services Corp.	155,475	2,988,230
Sterling Construction Co., Inc. (a)	68,241	440,154
Tutor Perini Corp. (a)	156,384	3,626,545
Valmont Industries, Inc.	90,937	11,864,550
		112,763,828
Electrical Equipment - 0.7%
Active Power, Inc. (a)	60,917	21,199
Allied Motion Technologies, Inc.	26,031	586,478
American Electric Technologies, Inc. (a)	11,601	30,163
American Superconductor Corp. (a)(b)	49,372	349,554
AZZ, Inc.	107,763	7,158,696
Babcock & Wilcox Enterprises, Inc. (a)(b)	206,668	3,379,022
Broadwind Energy, Inc. (a)	50,197	240,444
Capstone Turbine Corp. (a)(b)	61,006	104,320
Digital Power Corp. (a)(b)	4,632	3,910
Encore Wire Corp.	85,221	3,299,757
Energous Corp. (a)(b)	51,675	930,150
Energy Focus, Inc. (a)(b)	31,432	122,585
EnerSys	171,898	12,098,181
Enphase Energy, Inc. (a)(b)	109,093	198,549
EnSync, Inc. (a)(b)	116,581	83,740
Espey Manufacturing & Electronics Corp.	5,358	140,915
FuelCell Energy, Inc. (a)(b)	108,802	561,418
Generac Holdings, Inc. (a)(b)	266,449	9,938,548
General Cable Corp.	195,629	3,155,496
Hubbell, Inc. Class B	208,093	22,538,553
Ideal Power, Inc. (a)(b)	18,012	95,103
LSI Industries, Inc.	102,850	1,041,871
Ocean Power Technologies, Inc. (a)	5,215	42,033
Orion Energy Systems, Inc. (a)	83,634	109,561
Plug Power, Inc. (a)(b)	688,441	1,067,084
Powell Industries, Inc.	39,054	1,552,397
Power Solutions International, Inc. (a)(b)	16,088	187,264
Preformed Line Products Co.	9,836	431,407
Real Goods Solar, Inc. (a)(b)	1,374	9,632
Regal Beloit Corp.	177,633	10,894,232
Revolution Lighting Technologies, Inc. (a)	14,605	91,719
Sensata Technologies Holding BV (a)(b)	672,198	25,597,300
SolarCity Corp. (a)(b)	237,925	4,915,531
Sunrun, Inc. (a)(b)	70,891	431,017
Thermon Group Holdings, Inc. (a)(b)	139,286	2,622,755
Ultralife Corp. (a)	43,594	185,275
Vicor Corp. (a)	64,365	702,222
		114,918,081
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	250,115	26,227,059
ITT, Inc.	354,412	12,822,626
Raven Industries, Inc.	144,866	3,555,012
		42,604,697
Machinery - 3.3%
Accuride Corp. (a)	163,325	276,019
Actuant Corp. Class A (b)	230,028	5,481,567
AGCO Corp. (b)	278,821	13,533,971
Alamo Group, Inc.	38,113	2,470,485
Albany International Corp. Class A	117,474	4,972,674
Allison Transmission Holdings, Inc.	669,481	18,571,403
Altra Industrial Motion Corp.	106,795	3,011,619
American Railcar Industries, Inc. (b)	34,464	1,428,877
ARC Group Worldwide, Inc. (a)	25,827	62,243
Art's-Way Manufacturing Co., Inc. (a)	9,831	27,723
Astec Industries, Inc.	75,680	4,449,227
Barnes Group, Inc.	202,011	8,351,135
Blue Bird Corp. (a)(b)	24,058	348,600
Briggs & Stratton Corp.	173,805	3,304,033
Chart Industries, Inc. (a)	120,100	3,617,412
Chicago Rivet & Machine Co.	772	20,844
CIRCOR International, Inc.	66,324	3,917,095
CLARCOR, Inc.	193,294	12,654,958
Colfax Corp. (a)(b)	392,061	11,636,370
Columbus McKinnon Corp. (NY Shares)	78,967	1,386,661
Commercial Vehicle Group, Inc. (a)(b)	112,254	605,049
Crane Co.	195,517	12,575,653
Donaldson Co., Inc. (b)	493,066	18,514,628
Douglas Dynamics, Inc.	91,810	2,945,265
Dynamic Materials Corp.	52,475	577,225
Eastern Co.	18,085	347,232
Energy Recovery, Inc. (a)(b)	131,400	1,587,312
EnPro Industries, Inc.	86,820	4,679,598
ESCO Technologies, Inc.	109,037	4,919,749
ExOne Co. (a)(b)	41,005	552,337
Federal Signal Corp.	247,352	3,242,785
Franklin Electric Co., Inc.	155,815	5,959,924
FreightCar America, Inc.	54,073	778,651
Gencor Industries, Inc. (a)	30,519	349,443
Global Brass & Copper Holdings, Inc.	87,174	2,446,974
Gorman-Rupp Co.	73,596	1,998,867
Graco, Inc.	219,783	16,191,414
Graham Corp.	37,894	724,154
Greenbrier Companies, Inc. (b)	102,977	3,489,891
Hardinge, Inc.	38,805	410,169
Harsco Corp.	315,828	3,142,489
Hillenbrand, Inc.	255,402	8,211,174
Hurco Companies, Inc.	23,780	642,298
Hyster-Yale Materials Handling Class A	38,765	2,005,313
IDEX Corp. (b)	297,079	27,759,062
Jason Industries, Inc. (a)	35,118	69,182
John Bean Technologies Corp.	116,030	7,968,940
Joy Global, Inc. (b)	387,041	10,558,478
Kadant, Inc.	44,698	2,397,601
Kennametal, Inc.	315,940	8,833,682
Key Technology, Inc. (a)	12,346	119,139
L.B. Foster Co. Class A	36,564	439,134
Lincoln Electric Holdings, Inc. (b)	247,382	15,723,600
Lindsay Corp. (b)	45,351	3,263,458
LiqTech International, Inc. (a)	90,569	78,795
Lydall, Inc. (a)	71,645	3,441,826
Manitex International, Inc. (a)(b)	43,889	279,134
Manitowoc Co., Inc. (b)	532,303	2,608,285
Meritor, Inc. (a)	363,284	4,050,617
MFRI, Inc. (a)	13,428	101,516
Middleby Corp. (a)(b)	227,250	29,122,088
Milacron Holdings Corp. (a)(b)	60,739	1,048,963
Miller Industries, Inc.	42,091	930,632
Mueller Industries, Inc.	241,708	8,353,428
Mueller Water Products, Inc. Class A	637,039	7,701,802
Navistar International Corp. (a)(b)	261,405	3,670,126
NN, Inc.	109,273	1,939,596
Nordson Corp.	212,991	21,028,601
Omega Flex, Inc.	17,877	684,510
Oshkosh Corp.	292,019	15,748,585
Proto Labs, Inc. (a)(b)	92,811	5,078,618
RBC Bearings, Inc. (a)(b)	99,674	7,883,217
Rexnord Corp. (a)	400,815	8,862,020
SPX Corp. (a)	162,180	3,071,689
SPX Flow, Inc. (a)	167,198	4,917,293
Standex International Corp.	51,367	4,324,588
Sun Hydraulics Corp.	104,684	3,226,361
Supreme Industries, Inc. Class A	47,294	815,349
Taylor Devices, Inc. (a)	3,820	71,587
Tennant Co.	73,187	4,737,395
Terex Corp.	431,603	10,479,321
The L.S. Starrett Co. Class A	20,536	229,592
Timken Co.	269,278	9,120,446
Titan International, Inc. (b)	175,439	1,612,284
Toro Co.	217,556	21,135,565
TriMas Corp. (a)	189,278	3,630,352
Trinity Industries, Inc. (b)	598,729	14,620,962
Twin Disc, Inc.	30,909	401,508
Wabash National Corp. (a)	259,988	3,626,833
WABCO Holdings, Inc. (a)	205,745	21,965,336
Wabtec Corp. (b)	350,776	26,872,949
Watts Water Technologies, Inc. Class A	114,275	7,359,310
Woodward, Inc.	214,089	13,427,662
WSI Industries, Inc.	5,668	20,178
Xerium Technologies, Inc. (a)	47,721	385,586
		552,217,291
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	3,524	16,105
Kirby Corp. (a)(b)	210,708	10,977,887
Matson, Inc.	172,184	6,644,581
Rand Logistics, Inc. (a)	41,510	37,359
		17,675,932
Professional Services - 1.0%
Acacia Research Corp.	201,733	1,206,363
Advisory Board Co. (a)	163,151	6,876,815
Barrett Business Services, Inc.	28,298	1,320,385
CBIZ, Inc. (a)(b)	268,820	3,040,354
CDI Corp.	54,937	313,141
CEB, Inc.	128,179	7,716,376
CRA International, Inc. (a)	36,975	1,002,762
DLH Holdings Corp. (a)	2,300	10,856
DLH Holdings Corp. rights 9/21/16	2,300	2,277
Exponent, Inc.	103,604	5,224,750
Franklin Covey Co. (a)	52,794	857,375
FTI Consulting, Inc. (a)	164,397	7,281,143
General Employment Enterprises, Inc. (a)	3,794	21,436
GP Strategies Corp. (a)	66,351	1,585,789
Heidrick & Struggles International, Inc.	69,818	1,304,898
Hill International, Inc. (a)	138,135	605,031
Hudson Global, Inc.	74,637	127,629
Huron Consulting Group, Inc. (a)	87,440	5,496,478
ICF International, Inc. (a)	78,313	3,277,399
IHS Markit Ltd. (a)	1,298,044	48,443,002
Insperity, Inc.	64,418	4,222,600
Kelly Services, Inc. Class A (non-vtg.)	125,611	2,401,682
Kforce, Inc.	100,831	1,951,080
Korn/Ferry International (b)	227,377	5,420,668
Lightbridge Corp. (a)(b)	12,874	32,442
Manpower, Inc. (b)	280,823	20,067,612
Marathon Patent Group, Inc. (a)(b)	29,824	85,893
Mastech Holdings, Inc. (a)	3,140	24,021
MISTRAS Group, Inc. (a)	65,746	1,543,059
Navigant Consulting, Inc. (a)	196,380	3,856,903
On Assignment, Inc. (a)	189,864	7,159,771
Pendrell Corp. (a)	553,171	392,751
RCM Technologies, Inc.	26,829	149,706
Resources Connection, Inc.	147,742	2,229,427
RPX Corp. (a)	214,024	2,240,831
Spherix, Inc. (a)(b)	4,801	6,385
TransUnion Holding Co., Inc. (a)	272,721	8,997,066
TriNet Group, Inc. (a)	164,618	3,456,978
TrueBlue, Inc. (a)	169,954	3,713,495
Volt Information Sciences, Inc. (a)	35,427	210,791
WageWorks, Inc. (a)	141,675	8,754,098
Willdan Group, Inc. (a)	21,298	371,224
		173,002,742
Road & Rail - 0.6%
AMERCO (b)	24,133	8,294,753
ArcBest Corp.	99,747	1,826,368
Avis Budget Group, Inc. (a)	372,412	13,455,246
Celadon Group, Inc.	115,770	904,164
Covenant Transport Group, Inc. Class A (a)	52,825	1,018,466
Genesee & Wyoming, Inc. Class A (a)(b)	222,396	15,120,704
Heartland Express, Inc. (b)	240,627	4,579,132
Knight Transportation, Inc.	241,571	6,788,145
Landstar System, Inc.	166,195	11,505,680
Marten Transport Ltd.	99,587	2,148,092
Old Dominion Freight Lines, Inc. (a)(b)	267,682	19,040,221
P.A.M. Transportation Services, Inc. (a)	12,026	238,115
Patriot Transportation Holding, Inc. (a)	5,823	122,341
Providence & Worcester Railroad Co.	1,903	46,947
Roadrunner Transportation Systems, Inc. (a)	119,733	998,573
Saia, Inc. (a)	101,547	3,090,075
Swift Transporation Co. (a)(b)	336,535	6,262,916
U.S.A. Truck, Inc. (a)	31,657	351,393
Universal Logistics Holdings I	36,649	495,494
Werner Enterprises, Inc.	176,557	4,074,936
YRC Worldwide, Inc. (a)	128,194	1,485,768
		101,847,529
Trading Companies & Distributors - 0.9%
AeroCentury Corp. (a)	740	6,579
Air Lease Corp. Class A	371,309	10,909,058
Aircastle Ltd.	248,136	5,372,144
Applied Industrial Technologies, Inc.	160,672	7,635,133
Beacon Roofing Supply, Inc. (a)	235,208	10,814,864
BlueLinx Corp. (a)	7,336	64,557
BMC Stock Holdings, Inc. (a)(b)	184,345	3,675,839
CAI International, Inc. (a)(b)	69,862	556,800
DXP Enterprises, Inc. (a)	51,515	1,447,056
Empire Resources, Inc.	161	784
GATX Corp. (b)	164,158	7,198,328
General Finance Corp. (a)	1,148	5,074
H&E Equipment Services, Inc.	123,014	1,959,613
HD Supply Holdings, Inc. (a)	728,724	26,314,224
Herc Holdings, Inc. (a)(b)	99,322	3,358,077
Houston Wire & Cable Co.	69,133	409,959
Huttig Building Products, Inc. (a)	18,460	119,990
Kaman Corp. (b)	113,503	5,095,150
Lawson Products, Inc. (a)	23,255	395,102
MRC Global, Inc. (a)	394,483	5,787,066
MSC Industrial Direct Co., Inc. Class A (b)	175,469	12,816,256
Neff Corp. (a)	77,537	728,072
Now, Inc. (a)(b)	425,996	8,792,557
Rush Enterprises, Inc. Class A (a)(b)	147,785	3,514,327
SiteOne Landscape Supply, Inc.	34,071	1,302,875
Textainer Group Holdings Ltd. (b)	109,203	970,815
Titan Machinery, Inc. (a)(b)	71,633	767,189
Transcat, Inc. (a)	4,785	52,300
Triton International Ltd.	106,189	1,616,197
Univar, Inc. (a)	290,317	6,006,659
Veritiv Corp. (a)(b)	32,023	1,642,780
Watsco, Inc.	103,688	15,331,308
WESCO International, Inc. (a)(b)	163,445	10,159,741
Willis Lease Finance Corp. (a)	19,324	494,501
		155,320,974
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	294,928	23,576,544
Wesco Aircraft Holdings, Inc. (a)	229,383	3,151,722
		26,728,266

TOTAL INDUSTRIALS		2,079,733,204

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.5%
ADTRAN, Inc.	197,013	3,621,099
Aerohive Networks, Inc. (a)	93,878	622,411
Applied Optoelectronics, Inc. (a)(b)	57,870	975,110
Arista Networks, Inc. (a)(b)	140,079	11,161,495
Arris International PLC (a)	693,848	19,476,313
Aviat Networks, Inc. (a)	16,520	156,279
Bel Fuse, Inc. Class B (non-vtg.)	40,471	929,619
Black Box Corp.	60,284	840,962
Brocade Communications Systems, Inc.	1,848,274	16,597,501
CalAmp Corp. (a)(b)	146,328	2,133,462
Calix Networks, Inc. (a)	185,025	1,376,586
Ciena Corp. (a)(b)	512,481	10,992,717
Clearfield, Inc. (a)(b)	45,932	832,288
ClearOne, Inc.	17,545	184,223
CommScope Holding Co., Inc. (a)	584,105	17,271,985
Communications Systems, Inc.	9,294	51,768
Comtech Telecommunications Corp.	95,819	1,235,107
Digi International, Inc. (a)	105,508	1,210,177
EchoStar Holding Corp. Class A (a)	183,676	7,119,282
EMCORE Corp.	99,743	494,725
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	407,145	1,600,080
Finisar Corp. (a)	426,594	9,035,261
Harmonic, Inc. (a)(b)	335,888	1,457,754
Infinera Corp. (a)(b)	557,982	4,787,486
InfoSonics Corp. (a)(b)	41,938	25,372
InterDigital, Inc.	137,805	9,840,655
Inventergy Global, Inc. (a)(b)	2,324	3,416
Ixia (a)	252,907	2,916,018
KVH Industries, Inc. (a)	48,623	418,158
Lantronix, Inc. (a)	2,994	4,072
Lumentum Holdings, Inc. (a)(b)	191,277	6,717,648
MRV Communications, Inc. (a)	14,786	182,459
NETGEAR, Inc. (a)	130,962	7,464,834
NetScout Systems, Inc. (a)(b)	373,106	11,036,475
Novatel Wireless, Inc. (a)(b)	119,828	375,062
Oclaro, Inc. (a)	388,987	3,065,218
Optical Cable Corp.	11,466	26,257
Palo Alto Networks, Inc. (a)(b)	302,659	40,305,099
Parkervision, Inc. (a)(b)	33,624	159,378
PC-Tel, Inc.	66,388	335,259
Plantronics, Inc.	134,213	6,797,888
Polycom, Inc. (a)	529,696	6,589,418
Relm Wireless Corp.	69,394	385,831
Resonant, Inc. (a)(b)	9,244	50,472
ShoreTel, Inc. (a)	271,141	2,174,551
Sonus Networks, Inc. (a)	192,177	1,656,566
Technical Communications Corp. (a)	2,835	6,832
Tessco Technologies, Inc.	22,372	281,216
Ubiquiti Networks, Inc. (a)(b)	98,761	5,076,315
ViaSat, Inc. (a)(b)	179,146	13,443,116
Viavi Solutions, Inc. (a)	935,996	7,282,049
Westell Technologies, Inc. Class A (a)	150,024	79,513
xG Technology, Inc. (a)(b)	34,770	18,741
Zhone Technologies, Inc. (a)	84,494	103,083
		240,984,661
Electronic Equipment & Components - 2.7%
ADDvantage Technologies Group, Inc. (a)	11,928	23,498
Agilysys, Inc. (a)	51,105	564,710
Anixter International, Inc. (a)	113,942	7,285,451
Applied DNA Sciences, Inc. (a)(b)	58,908	188,506
Arrow Electronics, Inc. (a)	361,558	23,801,363
Avnet, Inc.	503,292	20,977,211
AVX Corp.	227,787	3,129,793
Badger Meter, Inc.	59,005	3,893,740
Belden, Inc.	165,126	12,316,748
Benchmark Electronics, Inc. (a)	200,982	4,847,686
Cardtronics PLC (b)	178,177	8,001,929
CDW Corp.	587,318	26,223,749
ClearSign Combustion Corp. (a)(b)	33,298	167,822
Cognex Corp.	337,022	16,770,215
Coherent, Inc. (a)	96,475	10,147,241
Control4 Corp. (a)(b)	71,474	789,788
CTS Corp.	132,796	2,560,307
CUI Global, Inc. (a)(b)	87,433	441,537
Daktronics, Inc.	164,465	1,567,351
Digital Ally, Inc. (a)(b)	15,000	90,600
Dolby Laboratories, Inc. Class A	203,430	9,955,864
DTS, Inc.	71,695	2,398,915
Dynasil Corp. of America (a)	9,408	10,349
Echelon Corp. (a)	10,844	60,618
Electro Scientific Industries, Inc. (a)	117,839	656,363
eMagin Corp. (a)	60,537	148,316
ePlus, Inc. (a)	23,058	2,086,980
Fabrinet (a)	121,948	4,734,021
FARO Technologies, Inc. (a)	66,952	2,182,635
FEI Co.	161,994	17,247,501
Fitbit, Inc. (a)(b)	237,923	3,683,048
Frequency Electronics, Inc. (a)	18,354	201,527
Giga-Tronics, Inc. (a)(b)	16,884	17,559
GSI Group, Inc. (a)	126,965	2,144,439
I. D. Systems Inc. (a)	39,946	208,119
Identiv, Inc. (a)(b)	40,037	78,473
IEC Electronics Corp. (a)	18,101	88,695
II-VI, Inc. (a)	217,683	4,612,703
Image Sensing Systems, Inc. (a)	9,763	34,171
Ingram Micro, Inc. Class A	588,670	20,579,903
Insight Enterprises, Inc. (a)	148,004	4,528,922
Intellicheck Mobilisa, Inc. (a)(b)	10,716	19,289
IntriCon Corp. (a)	8,644	38,206
InvenSense, Inc. (a)	316,997	2,358,458
IPG Photonics Corp. (a)(b)	145,381	12,645,239
Iteris, Inc. (a)	62,428	220,995
Itron, Inc. (a)(b)	150,507	7,168,648
Jabil Circuit, Inc.	756,226	16,024,429
KEMET Corp. (a)(b)	162,823	555,226
KEY Tronic Corp. (a)	23,864	179,219
Keysight Technologies, Inc. (a)	680,548	20,709,076
Kimball Electronics, Inc. (a)	91,395	1,107,707
Knowles Corp. (a)(b)	353,943	4,919,808
LGL Group, Inc. (a)	3,009	12,036
LightPath Technologies, Inc. Class A (a)(b)	21,115	39,696
Littelfuse, Inc.	89,634	11,365,591
LRAD Corp.	77,211	145,929
Luna Innovations, Inc. (a)	39,627	47,552
Maxwell Technologies, Inc. (a)(b)	125,294	635,241
Mesa Laboratories, Inc.	12,201	1,370,904
Methode Electronics, Inc. Class A	150,500	5,515,825
MicroVision, Inc. (a)(b)	165,273	247,910
MOCON, Inc.	7,499	123,734
MTS Systems Corp.	66,257	3,296,286
Napco Security Technolgies, Inc. (a)	24,581	175,754
National Instruments Corp.	409,934	11,453,556
Neonode, Inc. (a)(b)	121,979	164,672
NetList, Inc. (a)(b)	140,493	289,416
OSI Systems, Inc. (a)	71,553	4,798,344
Par Technology Corp. (a)	27,309	145,284
Park Electrochemical Corp.	84,819	1,402,906
PC Connection, Inc.	76,692	1,999,360
PC Mall, Inc. (a)	21,739	403,693
Perceptron, Inc. (a)	33,349	220,103
Plexus Corp. (a)	135,895	6,271,554
RadiSys Corp. (a)	140,804	691,348
Research Frontiers, Inc. (a)(b)	71,977	221,689
RF Industries Ltd.	13,982	30,621
Richardson Electronics Ltd.	36,856	260,940
Rofin-Sinar Technologies, Inc. (a)	114,003	3,649,236
Rogers Corp. (a)	72,065	4,029,154
Sanmina Corp. (a)	290,413	7,632,054
ScanSource, Inc. (a)	108,415	3,708,877
Sigmatron International, Inc. (a)	11,463	72,790
Superconductor Technologies, Inc. (a)(b)	3,452	8,423
SYNNEX Corp.	115,463	12,258,707
Systemax, Inc.	37,103	300,534
Tech Data Corp. (a)(b)	139,069	10,324,483
Trimble Navigation Ltd. (a)	997,403	27,328,842
TTM Technologies, Inc. (a)(b)	263,802	2,830,595
Uni-Pixel, Inc. (a)(b)	176,104	258,873
Universal Display Corp. (a)	168,567	9,707,774
VeriFone Systems, Inc. (a)	437,747	8,693,655
Vishay Intertechnology, Inc.	530,776	7,515,788
Vishay Precision Group, Inc. (a)	49,281	752,521
Wayside Technology Group, Inc.	13,442	225,826
Wireless Telecom Group, Inc. (a)	35,461	60,284
Zebra Technologies Corp. Class A (a)(b)	207,313	14,503,617
		450,586,643
Internet Software & Services - 2.5%
2U, Inc. (a)(b)	130,614	4,615,899
Actua Corp. (a)(b)	147,153	1,498,018
Alarm.com Holdings, Inc. (a)(b)	28,885	792,316
Amber Road, Inc. (a)(b)	51,179	536,868
Angie's List, Inc. (a)(b)	174,389	1,771,792
Apigee Corp. (a)	27,356	418,820
AppFolio, Inc. (a)(b)	30,366	559,342
ARI Network Services, Inc. (a)	69,276	304,814
Autobytel, Inc. (a)	36,362	596,337
Bankrate, Inc. (a)	208,141	1,631,825
Bazaarvoice, Inc. (a)(b)	250,070	1,000,280
Benefitfocus, Inc. (a)(b)	52,505	2,120,677
Blucora, Inc. (a)	169,389	1,753,176
Box, Inc. Class A (a)(b)	178,822	2,457,014
Bridgeline Digital, Inc. (a)(b)	4,849	3,782
Brightcove, Inc. (a)	134,313	1,731,295
BroadVision, Inc. (a)	7,417	43,983
Carbonite, Inc. (a)	75,203	1,049,834
Care.com, Inc. (a)	60,820	636,785
ChannelAdvisor Corp. (a)	96,748	1,204,513
CommerceHub, Inc.:
Series A, (a)(b)	53,243	787,464
Series C, (a)	106,487	1,568,554
comScore, Inc. (a)(b)	189,840	5,856,564
Cornerstone OnDemand, Inc. (a)	196,782	8,642,665
CoStar Group, Inc. (a)	129,297	26,796,803
Cvent, Inc. (a)	94,409	3,085,286
Demand Media, Inc. (a)	37,558	207,320
Determine, Inc. (a)	73,216	128,128
DHI Group, Inc. (a)	174,092	1,347,472
EarthLink Holdings Corp.	424,295	2,702,759
eGain Communications Corp. (a)	49,320	156,344
Endurance International Group Holdings, Inc. (a)(b)	258,797	2,057,436
Envestnet, Inc. (a)(b)	156,250	6,173,438
Everyday Health, Inc. (a)	102,418	784,522
Five9, Inc. (a)	108,105	1,620,494
Functionx, Inc. (a)(b)	108,458	31,724
GlowPoint, Inc. (a)	321,954	93,367
GoDaddy, Inc. (a)(b)	172,270	5,578,103
Gogo, Inc. (a)(b)	189,335	2,315,567
GrubHub, Inc. (a)(b)	308,234	12,505,053
GTT Communications, Inc. (a)(b)	103,149	2,189,853
Hortonworks, Inc. (a)(b)	143,208	1,141,368
IAC/InterActiveCorp	305,979	17,964,027
inContact, Inc. (a)	240,727	3,343,698
Instructure, Inc. (a)(b)	18,992	454,479
Internap Network Services Corp. (a)	217,848	520,657
IntraLinks Holdings, Inc. (a)	173,519	1,655,371
Inuvo, Inc. (a)	97,208	121,510
iPass, Inc. (a)	412,177	659,483
Issuer Direct Corp.	35,897	264,561
j2 Global, Inc.	183,174	12,486,972
Limelight Networks, Inc. (a)	235,738	419,614
LinkedIn Corp. Class A (a)	468,092	90,224,733
Liquidity Services, Inc. (a)	90,620	906,200
LivePerson, Inc. (a)	197,114	1,535,518
LogMeIn, Inc. (a)(b)	99,338	8,294,723
LookSmart Group, Inc.	19,066	2,622
Marchex, Inc. Class B (a)	112,959	311,767
Marin Software, Inc. (a)(b)	77,141	195,167
Match Group, Inc. (a)(b)	152,627	2,471,031
MaxPoint Interactive, Inc. (a)(b)	8,863	78,792
MeetMe, Inc. (a)	163,769	943,309
MINDBODY, Inc. (a)(b)	49,022	850,532
Monster Worldwide, Inc. (a)	344,947	1,262,506
Net Element International, Inc. (a)(b)	25,699	37,007
New Relic, Inc. (a)(b)	84,486	3,100,636
NIC, Inc.	259,272	5,958,071
NumereX Corp. Class A (a)(b)	50,190	375,923
Onvia.com, Inc. (a)	2,326	9,560
Pandora Media, Inc. (a)(b)	854,803	11,967,242
Prism Technologies Group, Inc. (a)	283	62
Q2 Holdings, Inc. (a)	94,503	2,676,325
QuinStreet, Inc. (a)	158,196	484,080
Qumu Corp. (a)	84,064	222,770
Quotient Technology, Inc. (a)(b)	241,470	3,129,451
Rackspace Hosting, Inc. (a)(b)	424,561	13,352,443
RealNetworks, Inc. (a)	91,284	437,250
Reis, Inc.	36,313	708,104
Remark Media, Inc. (a)(b)	45,073	205,984
RetailMeNot, Inc. (a)	140,863	1,593,161
Rightside Group Ltd. (a)(b)	34,488	325,222
Rocket Fuel, Inc. (a)(b)	112,159	336,477
Sajan, Inc. (a)	63,252	254,273
SecureWorks Corp. (b)	32,245	457,879
Shutterstock, Inc. (a)(b)	74,126	4,297,825
Spark Networks, Inc. (a)(b)	80,921	156,987
SPS Commerce, Inc. (a)	68,969	4,502,296
Stamps.com, Inc. (a)(b)	62,453	6,040,454
Support.com, Inc. (a)	167,715	142,558
Synacor, Inc. (a)(b)	97,357	274,547
TechTarget, Inc. (a)	66,813	538,513
Travelzoo, Inc. (a)	32,602	410,133
Tremor Video, Inc. (a)(b)	117,265	198,178
TrueCar, Inc. (a)(b)	232,205	2,240,778
Twitter, Inc. (a)(b)	2,424,728	46,579,025
Unwired Planet, Inc. (a)(b)	27,036	128,421
Web.com Group, Inc. (a)(b)	209,736	3,661,991
WebMD Health Corp. (a)(b)	151,006	7,787,379
Xactly Corp. (a)	33,531	467,087
XO Group, Inc. (a)	97,981	1,826,366
Yelp, Inc. (a)(b)	224,948	8,655,999
YuMe, Inc. (a)(b)	55,310	183,629
Zillow Group, Inc.:
Class A (a)(b)	203,603	6,887,889
Class C (a)(b)	390,707	13,225,432
		409,302,333
IT Services - 3.2%
Acxiom Corp. (a)(b)	309,484	8,043,489
ALJ Regional Holdings, Inc. (a)	9,858	45,051
Amdocs Ltd.	597,092	35,897,171
Black Knight Financial Services, Inc. Class A (a)(b)	74,091	2,891,031
Blackhawk Network Holdings, Inc. (a)	224,780	7,698,715
Booz Allen Hamilton Holding Corp. Class A	508,342	15,433,263
Broadridge Financial Solutions, Inc.	466,907	32,356,655
CACI International, Inc. Class A (a)	96,818	9,619,836
Cartesian, Inc. (a)	2,929	2,310
Cass Information Systems, Inc.	39,706	2,273,169
Ciber, Inc. (a)	291,584	352,817
Computer Sciences Corp.	549,260	25,837,190
Computer Task Group, Inc.	44,089	208,100
Convergys Corp. (b)	384,746	11,476,973
CoreLogic, Inc. (a)	352,989	14,479,609
CSG Systems International, Inc.	130,374	5,699,951
CSP, Inc.	3,555	32,208
Datalink Corp. (a)	78,353	763,158
DST Systems, Inc.	122,332	14,864,561
Edgewater Technology, Inc. (a)	28,583	253,817
EPAM Systems, Inc. (a)	169,327	11,549,795
Euronet Worldwide, Inc. (a)	194,822	15,120,135
Everi Holdings, Inc. (a)	288,895	609,568
EVERTEC, Inc.	252,566	4,308,776
ExlService Holdings, Inc. (a)	133,788	6,847,270
First Data Corp. Class A (a)	725,217	10,095,021
FleetCor Technologies, Inc. (a)	306,829	50,381,322
Forrester Research, Inc.	46,079	1,888,317
Gartner, Inc. Class A (a)	328,844	29,924,804
Genpact Ltd. (a)	607,058	14,362,992
Hackett Group, Inc.	102,623	1,677,886
Information Services Group, Inc. (a)	108,930	413,934
Innodata, Inc. (a)	58,124	133,685
Jack Henry & Associates, Inc.	312,168	27,242,901
Leidos Holdings, Inc.	564,818	22,880,777
Lionbridge Technologies, Inc. (a)(b)	236,377	1,151,156
ManTech International Corp. Class A	100,710	4,032,428
Mattersight Corp. (a)(b)	47,315	184,055
Maximus, Inc.	255,978	15,056,626
ModusLink Global Solutions, Inc. (a)(b)	128,863	185,563
MoneyGram International, Inc. (a)	117,075	851,135
NCI, Inc. Class A	29,120	351,187
Neustar, Inc. Class A (a)(b)	212,708	5,404,910
Perficient, Inc. (a)	146,114	2,917,897
PFSweb, Inc. (a)	60,946	588,129
Planet Payment, Inc. (a)(b)	177,497	637,214
PRG-Schultz International, Inc. (a)	115,194	555,235
Sabre Corp.	807,420	22,728,873
Science Applications International Corp.	164,660	10,506,955
ServiceSource International, Inc. (a)(b)	263,840	1,335,030
Square, Inc. (a)(b)	120,214	1,465,409
StarTek, Inc. (a)	22,269	125,152
Sykes Enterprises, Inc. (a)	160,531	4,692,321
Syntel, Inc. (a)	129,694	5,987,972
Sysorex Global (a)	4,486	1,840
Teletech Holdings, Inc.	76,566	2,170,646
Travelport Worldwide Ltd.	449,584	6,172,788
Unisys Corp. (a)(b)	198,564	2,005,496
Vantiv, Inc. (a)	618,550	33,240,877
Virtusa Corp. (a)	108,169	2,837,273
WEX, Inc. (a)	151,115	15,007,231
WidePoint Corp. (a)(b)	269,166	127,154
WPCS International, Inc. (a)	1,864	2,311
		525,989,120
Semiconductors & Semiconductor Equipment - 2.3%
Acacia Communications, Inc.	18,569	2,073,229
Adesto Technologies Corp. (b)	37,054	88,189
Advanced Energy Industries, Inc. (a)	160,416	7,050,283
Advanced Micro Devices, Inc. (a)(b)	2,547,505	18,851,537
AEHR Test Systems (a)(b)	9,000	21,600
Alpha & Omega Semiconductor Ltd. (a)	74,899	1,578,122
Amkor Technology, Inc. (a)	383,872	3,493,235
Amtech Systems, Inc. (a)	43,995	234,933
Applied Micro Circuits Corp. (a)(b)	335,692	2,343,130
Axcelis Technologies, Inc. (a)	114,841	1,347,085
AXT, Inc. (a)	144,696	617,852
Brooks Automation, Inc.	286,170	3,608,604
Cabot Microelectronics Corp.	97,266	4,836,066
Cavium, Inc. (a)(b)	257,551	14,340,440
Ceva, Inc. (a)	81,497	2,565,526
Cirrus Logic, Inc. (a)	246,062	12,487,647
Cohu, Inc.	103,754	1,127,806
Cree, Inc. (a)(b)	400,803	9,623,280
CVD Equipment Corp. (a)	12,898	111,955
CyberOptics Corp. (a)	26,810	541,830
Cypress Semiconductor Corp. (b)	1,232,751	14,706,719
Diodes, Inc. (a)	155,189	3,195,342
DSP Group, Inc. (a)	84,313	972,972
Entegris, Inc. (a)	559,265	9,529,876
Exar Corp. (a)	192,113	1,748,228
Fairchild Semiconductor International, Inc. (a)	460,242	9,158,816
FormFactor, Inc. (a)	290,009	3,001,593
GigOptix, Inc. (a)(b)	241,788	454,561
GSI Technology, Inc. (a)	51,850	253,547
Inphi Corp. (a)	142,352	6,131,101
Integrated Device Technology, Inc. (a)	526,884	10,585,100
Intermolecular, Inc. (a)	45,789	53,573
Intersil Corp. Class A	534,697	10,554,919
Intest Corp. (a)	34,005	127,179
IXYS Corp.	98,319	1,142,467
Kopin Corp. (a)(b)	237,447	512,886
Kulicke & Soffa Industries, Inc. (a)	287,228	3,512,798
Lattice Semiconductor Corp. (a)(b)	481,037	2,958,378
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	79,095	3,258,714
Marvell Technology Group Ltd.	1,869,973	23,187,665
Maxim Integrated Products, Inc.	1,123,774	45,760,077
MaxLinear, Inc. Class A (a)	210,989	4,044,659
Microsemi Corp. (a)	447,963	17,900,601
MKS Instruments, Inc.	211,992	10,332,490
Monolithic Power Systems, Inc.	145,096	11,131,765
MoSys, Inc. (a)(b)	165,767	117,695
Nanometrics, Inc. (a)	103,963	2,114,607
NeoPhotonics Corp. (a)	109,639	1,636,910
NVE Corp.	19,506	1,132,323
ON Semiconductor Corp. (a)	1,628,769	17,590,705
PDF Solutions, Inc. (a)	106,027	1,775,952
Photronics, Inc. (a)(b)	270,718	2,588,064
Pixelworks, Inc. (a)(b)	90,594	248,228
Power Integrations, Inc.	113,813	6,646,679
QuickLogic Corp. (a)	211,902	175,879
Rambus, Inc. (a)(b)	450,874	6,231,079
Rubicon Technology, Inc. (a)(b)	86,191	52,602
Rudolph Technologies, Inc. (a)(b)	136,095	2,387,106
Semtech Corp. (a)	259,769	6,909,855
Sigma Designs, Inc. (a)	138,524	1,040,315
Silicon Laboratories, Inc. (a)	155,606	8,916,224
SolarEdge Technologies, Inc. (a)(b)	26,733	454,996
SunEdison Semiconductor Ltd. (a)(b)	172,170	1,978,233
SunPower Corp. (a)(b)	213,740	2,128,850
Sunworks, Inc. (a)(b)	47,552	136,950
Synaptics, Inc. (a)(b)	147,153	8,383,306
Teradyne, Inc.	797,053	16,785,936
Tessera Technologies, Inc.	193,377	6,485,865
Ultra Clean Holdings, Inc. (a)	117,268	852,538
Ultratech, Inc. (a)	106,978	2,675,520
Veeco Instruments, Inc. (a)(b)	162,610	3,198,539
Xcerra Corp. (a)	206,830	1,212,024
		385,015,355
Software - 4.4%
8x8, Inc. (a)	354,571	4,705,157
A10 Networks, Inc. (a)	159,962	1,575,626
ACI Worldwide, Inc. (a)	462,843	8,840,301
American Software, Inc. Class A	107,380	1,117,826
ANSYS, Inc. (a)	348,963	33,182,892
Aspen Technology, Inc. (a)	326,049	14,822,188
Asure Software, Inc. (a)	1,517	7,919
Aware, Inc. (a)	24,496	125,664
Barracuda Networks, Inc. (a)	86,573	2,008,494
Blackbaud, Inc. (b)	187,971	12,663,606
Bottomline Technologies, Inc. (a)(b)	155,004	3,579,042
BroadSoft, Inc. (a)(b)	116,470	5,323,844
BSQUARE Corp. (a)	35,898	179,490
Cadence Design Systems, Inc. (a)	1,185,279	30,153,498
Callidus Software, Inc. (a)	224,822	4,343,561
CDK Global, Inc.	614,783	35,645,118
CommVault Systems, Inc. (a)	163,569	8,430,346
COPsync, Inc. (b)	18,147	18,147
Covisint Corp. (a)	156,273	346,926
Datawatch Corp. (a)(b)	28,143	195,031
Digimarc Corp. (a)(b)	37,400	1,350,888
Digital Turbine, Inc. (a)(b)	162,229	225,498
Document Security Systems, Inc. (a)	20,445	15,334
Ebix, Inc.	99,460	5,669,220
Ellie Mae, Inc. (a)	130,859	12,807,170
EnerNOC, Inc. (a)(b)	110,925	633,382
EPIQ Systems, Inc.	130,937	2,149,986
Evolving Systems, Inc.	27,515	112,812
Exa Corp. (a)	10,922	173,441
Fair Isaac Corp.	123,174	15,758,882
FalconStor Software, Inc. (a)	102,011	105,071
Finjan Holdings, Inc. (a)(b)	93,776	146,291
FireEye, Inc. (a)(b)	585,240	8,404,046
Form Holdings Corp. (a)(b)	47,633	97,648
Fortinet, Inc. (a)	575,972	20,815,628
Gigamon, Inc. (a)	112,137	4,956,455
Globalscape, Inc.	29,423	102,392
Glu Mobile, Inc. (a)(b)	469,639	1,103,652
GSE Systems, Inc. (a)	33,148	86,848
Guidance Software, Inc. (a)(b)	71,315	424,324
Guidewire Software, Inc. (a)(b)	287,531	17,691,782
HubSpot, Inc. (a)(b)	41,424	2,308,974
Imperva, Inc. (a)	108,558	4,886,196
Infoblox, Inc. (a)	213,320	4,577,847
Interactive Intelligence Group, Inc. (a)(b)	69,585	4,164,662
Jive Software, Inc. (a)	189,412	799,319
Majesco (a)(b)	52,545	275,336
Majesco Entertainment Co.	24,635	93,859
MAM Software Group, Inc. (a)	1,188	7,080
Manhattan Associates, Inc. (a)	285,772	17,294,921
Mentor Graphics Corp.	398,885	9,577,229
MicroStrategy, Inc. Class A (a)	36,900	6,154,551
Mitek Systems, Inc. (a)(b)	116,958	908,764
MobileIron, Inc. (a)	167,234	503,374
Model N, Inc. (a)	87,025	932,908
Monotype Imaging Holdings, Inc.	165,521	3,492,493
NetSol Technologies, Inc. (a)	37,185	223,482
NetSuite, Inc. (a)(b)	148,823	16,206,825
Nuance Communications, Inc. (a)	883,718	12,884,608
NXT-ID, Inc. (a)(b)	21,173	9,486
Parametric Technology Corp. (a)	451,544	19,267,382
Park City Group, Inc. (a)(b)	44,265	428,928
Paycom Software, Inc. (a)(b)	147,070	7,550,574
Paylocity Holding Corp. (a)(b)	82,975	3,736,364
Pegasystems, Inc.	151,785	3,908,464
Progress Software Corp. (a)	207,076	6,007,275
Proofpoint, Inc. (a)(b)	163,517	12,582,633
PROS Holdings, Inc. (a)	104,011	2,046,936
QAD, Inc.:
Class A	27,311	632,796
Class B	24,367	464,191
Qualys, Inc. (a)	93,705	3,223,452
Rapid7, Inc. (a)(b)	30,222	543,089
RealPage, Inc. (a)(b)	214,782	5,528,489
RingCentral, Inc. (a)	232,741	5,108,665
Rosetta Stone, Inc. (a)(b)	68,940	609,430
Rovi Corp. (a)(b)	328,404	6,722,430
SeaChange International, Inc. (a)	126,310	368,825
ServiceNow, Inc. (a)(b)	607,862	44,173,332
Silver Spring Networks, Inc. (a)	150,654	2,056,427
SITO Mobile Ltd. (a)(b)	68,717	347,708
Smith Micro Software, Inc. (a)(b)	33,232	80,089
Sonic Foundry, Inc. (a)(b)	57,013	344,929
Splunk, Inc. (a)(b)	525,345	30,596,093
SS&C Technologies Holdings, Inc. (b)	637,752	21,013,928
Synchronoss Technologies, Inc. (a)(b)	159,681	6,666,682
Synopsys, Inc. (a)	598,375	35,477,654
Tableau Software, Inc. (a)	219,167	12,718,261
Take-Two Interactive Software, Inc. (a)(b)	335,436	14,581,403
Tangoe, Inc. (a)(b)	160,043	1,486,799
TeleNav, Inc. (a)	114,448	667,232
The Rubicon Project, Inc. (a)	90,991	773,424
TiVo, Inc. (a)	385,131	4,086,240
Tubemogul, Inc. (a)(b)	67,938	616,877
Tyler Technologies, Inc. (a)	129,247	21,190,046
Ultimate Software Group, Inc. (a)(b)	113,623	23,740,390
Upland Software, Inc. (a)	16,242	138,057
Varonis Systems, Inc. (a)(b)	63,496	1,876,307
Vasco Data Security International, Inc. (a)(b)	130,130	2,372,270
Verint Systems, Inc. (a)	248,544	8,480,321
VirnetX Holding Corp. (a)(b)	187,525	496,941
VMware, Inc. Class A (a)(b)	313,181	22,965,563
Voltari Corp. (a)(b)	19,368	58,104
Workday, Inc. Class A (a)(b)	467,067	39,602,611
Workiva, Inc. (a)(b)	89,268	1,594,326
Zedge, Inc. (a)	23,011	102,629
Zendesk, Inc. (a)(b)	223,244	6,817,872
Zix Corp. (a)(b)	279,934	1,066,549
Zynga, Inc. (a)	2,964,129	8,092,072
		738,408,399
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	419,349	6,080,561
Avid Technology, Inc. (a)	126,635	1,138,449
Concurrent Computer Corp. (b)	30,661	167,102
CPI Card Group (b)	72,158	398,312
Cray, Inc. (a)	161,633	3,701,396
Crossroads Systems, Inc. (a)(b)	1,845	7,841
Dataram Corp. (a)	1,314	1,840
Diebold, Inc.	296,442	8,318,163
Eastman Kodak Co. (a)	162,328	2,514,461
Electronics for Imaging, Inc. (a)(b)	186,466	8,778,819
Hutchinson Technology, Inc. (a)	147,258	220,887
Imation Corp. (a)(b)	119,007	98,788
Immersion Corp. (a)(b)	113,167	820,461
Intevac, Inc. (a)	82,658	500,907
ITUS Corp. (a)(b)	34,351	137,748
Lexmark International, Inc. Class A	247,749	8,871,892
NCR Corp. (a)	488,129	16,523,167
Nimble Storage, Inc. (a)(b)	229,079	1,883,029
Pure Storage, Inc. Class A (a)(b)	276,359	3,236,164
Qualstar Corp. (a)	25,985	100,042
Quantum Corp. (a)	1,141,666	732,036
Silicon Graphics International Corp. (a)	140,864	1,086,061
Super Micro Computer, Inc. (a)	147,157	3,183,006
Transact Technologies, Inc.	28,331	213,616
U.S.A. Technologies, Inc. (a)(b)	146,773	730,930
Violin Memory, Inc. (a)(b)	78,419	142,723
Xplore Technologies Corp. (a)	14,878	36,154
		69,624,555

TOTAL INFORMATION TECHNOLOGY		2,819,911,066

MATERIALS - 5.1%
Chemicals - 2.5%
A. Schulman, Inc.	116,776	2,977,788
AgroFresh Solutions, Inc. (a)(b)	102,879	624,476
American Vanguard Corp.	103,770	1,748,525
Ashland, Inc.	240,129	28,114,303
Axalta Coating Systems (a)	848,006	24,269,932
Balchem Corp.	128,804	9,020,144
BioAmber, Inc. (a)(b)	57,670	216,263
Cabot Corp.	246,219	12,276,479
Calgon Carbon Corp.	200,881	2,912,775
Celanese Corp. Class A	580,905	37,427,709
Chase Corp.	30,419	1,958,071
Chemtura Corp. (a)	260,922	7,825,051
Codexis, Inc. (a)	118,941	495,984
Core Molding Technologies, Inc. (a)	30,292	443,778
Ferro Corp. (a)	330,611	4,410,351
Flotek Industries, Inc. (a)(b)	214,512	3,324,936
FutureFuel Corp.	89,835	1,050,171
H.B. Fuller Co.	200,779	9,532,987
Hawkins, Inc.	39,420	1,721,866
Huntsman Corp.	771,379	13,337,143
Ingevity Corp. (a)	167,983	7,455,086
Innophos Holdings, Inc.	76,978	3,250,011
Innospec, Inc.	97,639	5,788,040
Intrepid Potash, Inc. (a)	215,299	297,113
KMG Chemicals, Inc.	32,018	898,425
Koppers Holdings, Inc. (a)	81,226	2,651,217
Kraton Performance Polymers, Inc. (a)	121,712	4,388,935
Kronos Worldwide, Inc.	93,968	835,376
LSB Industries, Inc. (a)(b)	82,201	986,412
Marrone Bio Innovations, Inc. (a)(b)	53,732	74,687
Metabolix, Inc. (a)(b)	20,616	8,576
Minerals Technologies, Inc.	137,733	9,719,818
NewMarket Corp.	39,869	17,301,153
Northern Technologies International Corp. (a)	5,288	71,388
Olin Corp. (b)	650,682	14,080,758
OMNOVA Solutions, Inc. (a)	176,347	1,763,470
Platform Specialty Products Corp. (a)(b)	608,574	5,507,595
PolyOne Corp.	334,715	11,537,626
Quaker Chemical Corp.	55,249	5,524,900
Rayonier Advanced Materials, Inc. (b)	171,408	2,108,318
RPM International, Inc.	526,808	28,726,840
Senomyx, Inc. (a)(b)	176,669	773,810
Sensient Technologies Corp.	183,659	13,449,349
Stepan Co.	74,135	5,208,725
Terravia Holdings, Inc. (a)(b)	284,081	752,815
The Chemours Co. LLC	723,258	9,539,773
The Scotts Miracle-Gro Co. Class A	179,605	14,871,294
TOR Minerals International, Inc. (a)	3,831	23,561
Trecora Resources (a)	74,645	815,123
Tredegar Corp.	97,247	1,832,133
Trinseo SA	146,102	8,453,462
Tronox Ltd. Class A (b)	257,877	2,354,417
Valhi, Inc.	74,540	190,077
Valspar Corp.	288,013	30,359,450
W.R. Grace & Co.	280,886	21,945,623
Westlake Chemical Corp.	155,449	8,055,367
		405,289,455
Construction Materials - 0.2%
Eagle Materials, Inc.	189,515	15,231,321
Headwaters, Inc. (a)	288,491	5,230,342
Summit Materials, Inc.	299,410	5,910,353
Tecnoglass, Inc. (a)(b)	9,010	113,977
U.S. Concrete, Inc. (a)(b)	53,594	2,841,554
United States Lime & Minerals, Inc.	8,034	515,220
		29,842,767
Containers & Packaging - 1.1%
AEP Industries, Inc.	17,565	1,942,689
Aptargroup, Inc.	251,240	19,591,695
Bemis Co., Inc. (b)	373,190	19,629,794
Berry Plastics Group, Inc. (a)	477,317	21,665,419
Crown Holdings, Inc. (a)	546,022	29,610,773
Graphic Packaging Holding Co.	1,277,122	18,313,929
Greif, Inc.:
Class A	135,805	5,789,367
Class B	6,493	363,608
Myers Industries, Inc.	100,702	1,445,074
Packaging Corp. of America	371,724	29,228,658
Silgan Holdings, Inc.	161,696	7,780,812
Sonoco Products Co.	394,525	20,333,819
UFP Technologies, Inc. (a)	22,606	561,533
		176,257,170
Metals & Mining - 1.0%
A.M. Castle & Co. (a)(b)	69,394	96,458
AK Steel Holding Corp. (a)(b)	934,117	4,166,162
Allegheny Technologies, Inc. (b)	431,112	7,354,771
Ampco-Pittsburgh Corp.	37,064	400,291
Carpenter Technology Corp.	185,028	6,712,816
Century Aluminum Co. (a)(b)	196,626	1,234,811
Cliffs Natural Resources, Inc. (a)(b)	832,988	4,748,032
Coeur d'Alene Mines Corp. (a)	590,012	7,516,753
Commercial Metals Co. (b)	458,822	7,120,917
Compass Minerals International, Inc.	134,426	10,018,770
Comstock Mining, Inc. (a)(b)	223,980	81,417
Friedman Industries	19,700	112,684
General Moly, Inc. (a)(b)	202,841	61,075
Gold Resource Corp.	219,375	1,145,138
Golden Minerals Co. (a)(b)	165,129	120,544
Handy & Harman Ltd. (a)	25,445	568,696
Haynes International, Inc.	51,538	1,901,237
Hecla Mining Co. (b)	1,524,016	8,504,009
Kaiser Aluminum Corp.	73,984	6,305,656
Materion Corp.	84,476	2,478,526
McEwen Mining, Inc. (b)	904,586	3,102,730
Mines Management, Inc. (a)(b)	69,165	84,381
Olympic Steel, Inc.	36,655	708,541
Paramount Gold Nevada Corp. (a)	22,744	39,802
Pershing Gold Corp. (a)(b)	69,048	288,621
Real Industries, Inc. (a)	102,876	706,758
Reliance Steel & Aluminum Co.	284,771	20,526,294
Royal Gold, Inc.	260,282	19,083,876
Ryerson Holding Corp. (a)	62,218	752,216
Schnitzer Steel Industries, Inc. Class A	107,315	2,015,376
Solitario Exploration & Royalty Corp. (a)(b)	57,827	42,792
Steel Dynamics, Inc.	960,411	23,645,319
Stillwater Mining Co. (a)(b)	479,455	6,065,106
SunCoke Energy, Inc.	256,065	1,669,544
Synalloy Corp.	24,589	172,615
TimkenSteel Corp. (b)	155,096	1,527,696
U.S. Antimony Corp. (a)(b)	114,807	44,763
United States Steel Corp. (b)	656,901	12,770,155
Universal Stainless & Alloy Products, Inc. (a)	23,505	256,675
Worthington Industries, Inc.	176,161	7,557,307
		171,709,330
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	153,359	4,024,140
Clearwater Paper Corp. (a)	68,224	4,234,664
Deltic Timber Corp.	46,285	3,282,995
Domtar Corp.	246,320	9,192,662
Kapstone Paper & Packaging Corp.	343,407	6,013,057
Louisiana-Pacific Corp. (a)(b)	563,651	10,979,921
Mercer International, Inc. (SBI)	177,459	1,474,684
Neenah Paper, Inc.	66,522	5,350,364
P.H. Glatfelter Co.	174,467	3,867,933
Rentech, Inc. (a)(b)	91,963	331,986
Resolute Forest Products (a)(b)	362,934	2,105,017
Schweitzer-Mauduit International, Inc.	124,757	4,900,455
		55,757,878

TOTAL MATERIALS		838,856,600

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc. (a)	196,814	330,648
Atlantic Tele-Network, Inc.	46,527	3,040,074
Cincinnati Bell, Inc. (a)	839,784	3,510,297
Cogent Communications Group, Inc.	163,568	5,813,207
Consolidated Communications Holdings, Inc.	198,269	4,768,369
Elephant Talk Communication, Inc. (a)(b)	798,023	139,654
FairPoint Communications, Inc. (a)(b)	85,245	1,188,315
Fusion Telecommunications International (a)(b)	48,146	77,034
General Communications, Inc. Class A (a)	127,853	1,777,157
Globalstar, Inc. (a)(b)	1,073,138	1,674,095
Hawaiian Telcom Holdco, Inc. (a)	45,396	1,015,962
IDT Corp. Class B	69,033	1,027,901
Inteliquent, Inc.	144,301	2,401,169
Intelsat SA (a)(b)	155,781	420,609
Iridium Communications, Inc. (a)(b)	322,732	2,688,358
Lumos Networks Corp. (a)	98,569	1,355,324
Ooma, Inc. (a)	10,798	94,267
ORBCOMM, Inc. (a)	257,128	2,558,424
PDVWireless, Inc. (a)(b)	45,934	1,175,451
SBA Communications Corp. Class A (a)	497,366	56,774,329
Straight Path Communications, Inc. Class B (a)(b)	39,986	947,668
Towerstream Corp. (a)(b)	21,733	47,813
Vonage Holdings Corp. (a)(b)	735,619	4,273,946
Windstream Holdings, Inc. (b)	377,820	3,215,248
Zayo Group Holdings, Inc. (a)	163,131	4,732,430
		105,047,749
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	136,671	1,161,704
Leap Wireless International, Inc. rights (a)	194,908	639,298
NII Holdings, Inc. (a)(b)	406,747	1,354,468
Shenandoah Telecommunications Co.	182,081	4,683,123
Spok Holdings, Inc.	83,733	1,385,781
Sprint Corp. (a)(b)	3,155,685	19,502,133
T-Mobile U.S., Inc. (a)	1,100,179	50,982,295
Telephone & Data Systems, Inc.	375,749	10,472,125
U.S. Cellular Corp. (a)	55,732	2,074,345
		92,255,272

TOTAL TELECOMMUNICATION SERVICES		197,303,021

UTILITIES - 3.4%
Electric Utilities - 1.1%
Allete, Inc.	189,510	11,237,943
El Paso Electric Co.	163,435	7,467,345
Empire District Electric Co.	171,708	5,807,165
Genie Energy Ltd. Class B	65,626	418,694
Great Plains Energy, Inc.	584,808	15,883,385
Hawaiian Electric Industries, Inc.	433,198	13,000,272
IDACORP, Inc.	197,672	15,036,909
ITC Holdings Corp.	595,050	26,908,161
MGE Energy, Inc.	152,057	8,354,012
OGE Energy Corp. (b)	789,815	24,586,941
Otter Tail Corp.	163,816	5,609,060
PNM Resources, Inc.	319,164	10,146,224
Portland General Electric Co.	356,807	15,025,143
Spark Energy, Inc. Class A, (b)	22,934	664,857
Westar Energy, Inc.	551,948	30,324,023
		190,470,134
Gas Utilities - 1.2%
Atmos Energy Corp.	398,712	29,385,074
Chesapeake Utilities Corp.	64,257	4,089,958
Delta Natural Gas Co., Inc.	18,073	449,656
Gas Natural, Inc.	40,523	298,249
National Fuel Gas Co.	337,313	19,247,080
New Jersey Resources Corp.	349,051	11,742,076
Northwest Natural Gas Co.	117,509	7,018,813
ONE Gas, Inc.	216,037	13,227,946
Piedmont Natural Gas Co., Inc. (b)	314,037	18,873,624
Questar Corp.	693,080	17,333,931
RGC Resources, Inc.	3,401	79,447
South Jersey Industries, Inc. (b)	312,580	9,277,374
Southwest Gas Corp.	187,824	13,113,872
Spire, Inc.	184,340	11,926,798
UGI Corp.	671,081	30,520,764
WGL Holdings, Inc. (b)	205,549	12,916,699
		199,501,361
Independent Power and Renewable Electricity Producers - 0.3%
American DG Energy, Inc. (a)(b)	66,943	16,066
Calpine Corp. (a)	1,294,961	16,161,113
Dynegy, Inc. (a)(b)	429,398	5,440,473
NRG Yield, Inc.:
Class A	127,027	2,043,864
Class C	261,622	4,405,714
Ormat Technologies, Inc.	139,703	6,761,625
Pattern Energy Group, Inc. (b)	260,216	6,193,141
Talen Energy Corp. (a)(b)	257,819	3,560,480
TerraForm Global, Inc. (b)	196,426	711,062
Terraform Power, Inc. (b)	294,092	3,776,141
U.S. Geothermal, Inc. (a)(b)	370,926	267,104
Vivint Solar, Inc. (a)(b)	83,920	266,866
		49,603,649
Multi-Utilities - 0.5%
Avangrid, Inc.	224,679	9,346,646
Avista Corp.	249,992	10,154,675
Black Hills Corp. (b)	203,305	11,895,376
MDU Resources Group, Inc.	762,082	17,962,273
NorthWestern Energy Corp.	188,779	10,915,202
Unitil Corp.	68,493	2,708,213
Vectren Corp.	325,919	15,940,698
		78,923,083
Water Utilities - 0.3%
American States Water Co.	149,290	5,819,324
Aqua America, Inc.	700,770	21,310,416
Artesian Resources Corp. Class A	30,130	827,671
Cadiz, Inc. (a)(b)	56,904	442,144
California Water Service Group	198,542	6,053,546
Connecticut Water Service, Inc.	52,319	2,426,032
Middlesex Water Co.	74,490	2,485,731
Pure Cycle Corp. (a)(b)	69,664	335,084
SJW Corp.	65,990	2,817,113
York Water Co.	52,960	1,498,768
		44,015,829

TOTAL UTILITIES		562,514,056

TOTAL COMMON STOCKS
(Cost $13,082,218,382)		16,528,650,576
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.44% 9/1/16 to 9/15/16(c)
(Cost $7,999,149)	8,000,000	7,999,580
	Shares	Value

Money Market Funds - 20.1%
Fidelity Cash Central Fund, 0.42% (d)	23,267,975	$23,267,975
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	3,316,084,562	3,316,084,562
TOTAL MONEY MARKET FUNDS
(Cost $3,339,352,537)		3,339,352,537
TOTAL INVESTMENT PORTFOLIO - 119.9%
(Cost $16,429,570,068)		19,876,002,693
NET OTHER ASSETS (LIABILITIES) - (19.9)%		(3,294,090,222)
NET ASSETS - 100%		$16,581,912,471
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
163 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2016	25,489,940	$792,581
309 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	38,278,920	1,699,017
TOTAL FUTURES CONTRACTS			$2,491,598

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,696,773.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,510
Fidelity Securities Lending Cash Central Fund	19,338,262
Total	$19,412,772

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,601,214,784	$2,601,214,784	$--	$--
Consumer Staples	587,858,188	587,833,348	--	24,840
Energy	621,005,158	621,005,158	--	--
Financials	4,262,118,706	4,261,738,772	301	379,633
Health Care	1,958,135,793	1,956,767,227	--	1,368,566
Industrials	2,079,733,204	2,079,730,927	2,277	--
Information Technology	2,819,911,066	2,819,911,066	--	--
Materials	838,856,600	838,856,600	--	--
Telecommunication Services	197,303,021	196,663,723	--	639,298
Utilities	562,514,056	562,514,056	--	--
U.S. Government and Government Agency Obligations	7,999,580	--	7,999,580	--
Money Market Funds	3,339,352,537	3,339,352,537	--	--
Total Investments in Securities:	$19,876,002,693	$19,865,588,198	$8,002,158	$2,412,337
Derivative Instruments:
Assets
Futures Contracts	$2,491,598	$2,491,598	$--	$--
Total Assets	$2,491,598	$2,491,598	$--	$--
Total Derivative Instruments:	$2,491,598	$2,491,598	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,491,598	$0
Total Equity Risk	2,491,598	0
Total Value of Derivatives	$2,491,598	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,204,649,455) — See accompanying schedule: Unaffiliated issuers (cost $13,090,217,531)	$16,536,650,156
Fidelity Central Funds (cost $3,339,352,537)	3,339,352,537
Total Investments (cost $16,429,570,068)		$19,876,002,693
Cash		9,160,223
Receivable for investments sold		2,562,685
Receivable for fund shares sold		9,536,374
Dividends receivable		13,060,094
Distributions receivable from Fidelity Central Funds		3,263,467
Receivable for daily variation margin for derivative instruments		833
Other receivables		1,019
Total assets		19,913,587,388
Liabilities
Payable for fund shares redeemed	$14,342,844
Accrued management fee	621,025
Payable for daily variation margin for derivative instruments	298,538
Other affiliated payables	327,948
Collateral on securities loaned, at value	3,316,084,562
Total liabilities		3,331,674,917
Net Assets		$16,581,912,471
Net Assets consist of:
Paid in capital		$12,728,393,235
Undistributed net investment income		127,198,079
Accumulated undistributed net realized gain (loss) on investments		277,396,934
Net unrealized appreciation (depreciation) on investments		3,448,924,223
Net Assets		$16,581,912,471
Investor Class:
Net Asset Value, offering price and redemption price per share ($870,863,666 ÷ 16,080,311 shares)		$54.16
Premium Class:
Net Asset Value, offering price and redemption price per share ($13,716,435,684 ÷ 253,241,524 shares)		$54.16
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,994,613,121 ÷ 36,833,272 shares)		$54.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$113,560,237
Interest		16,961
Income from Fidelity Central Funds (including $19,338,262 from security lending)		19,412,772
Total income		132,989,970
Expenses
Management fee	$4,335,696
Transfer agent fees	1,311,917
Independent trustees' fees and expenses	34,521
Interest	3,103
Miscellaneous	21,177
Total expenses before reductions	5,706,414
Expense reductions	(58,877)	5,647,537
Net investment income (loss)		127,342,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	313,242,651
Futures contracts	16,051,619
Total net realized gain (loss)		329,294,270
Change in net unrealized appreciation (depreciation) on: Investment securities	2,223,665,533
Futures contracts	(1,208,559)
Total change in net unrealized appreciation (depreciation)		2,222,456,974
Net gain (loss)		2,551,751,244
Net increase (decrease) in net assets resulting from operations		$2,679,093,677

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,342,433	$229,271,508
Net realized gain (loss)	329,294,270	684,819,851
Change in net unrealized appreciation (depreciation)	2,222,456,974	(3,425,988,864)
Net increase (decrease) in net assets resulting from operations	2,679,093,677	(2,511,897,505)
Distributions to shareholders from net investment income	(30,808,452)	(215,684,984)
Distributions to shareholders from net realized gain	(113,192,522)	(722,966,259)
Total distributions	(144,000,974)	(938,651,243)
Share transactions - net increase (decrease)	(293,266,797)	1,685,965,054
Redemption fees	227,440	628,490
Total increase (decrease) in net assets	2,242,053,346	(1,763,955,204)
Net Assets
Beginning of period	14,339,859,125	16,103,814,329
End of period	$16,581,912,471	$14,339,859,125
Other Information
Undistributed net investment income end of period	$127,198,079	$30,664,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$46.00	$57.40	$55.29	$43.12	$39.66	$40.35
Income from Investment Operations
Net investment income (loss)B	.40	.75	.74	.67	.73	.48
Net realized and unrealized gain (loss)	8.22	(8.99)	3.62	13.09	4.61	.10
Total from investment operations	8.62	(8.24)	4.36	13.76	5.34	.58
Distributions from net investment income	(.10)	(.71)	(.70)	(.54)	(.70)	(.45)
Distributions from net realized gain	(.36)	(2.45)	(1.55)	(1.06)	(1.17)	(.84)
Total distributions	(.46)	(3.16)	(2.25)	(1.60)	(1.88)C	(1.28)D
Redemption fees added to paid in capitalB	–E	–E	–E	.01	–E	.01
Net asset value, end of period	$54.16	$46.00	$57.40	$55.29	$43.12	$39.66
Total ReturnF,G	18.82%	(14.86)%	8.23%	32.38%	14.00%	1.76%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.58%J	1.39%	1.36%	1.35%	1.85%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$870,864	$1,392,793	$1,992,558	$1,803,152	$971,857	$2,606,631
Portfolio turnover rateK	14%J	12%L	7%	14%	10%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

 D Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$46.00	$57.40	$55.30	$43.12	$39.66	$40.36
Income from Investment Operations
Net investment income (loss)B	.41	.77	.76	.68	.75	.48
Net realized and unrealized gain (loss)	8.21	(8.99)	3.61	13.11	4.60	.10
Total from investment operations	8.62	(8.22)	4.37	13.79	5.35	.58
Distributions from net investment income	(.10)	(.73)	(.72)	(.56)	(.72)	(.46)
Distributions from net realized gain	(.36)	(2.45)	(1.55)	(1.06)	(1.17)	(.84)
Total distributions	(.46)	(3.18)	(2.27)	(1.62)	(1.89)	(1.29)C
Redemption fees added to paid in capitalB	–D	–D	–D	.01	–D	.01
Net asset value, end of period	$54.16	$46.00	$57.40	$55.30	$43.12	$39.66
Total ReturnE,F	18.83%	(14.83)%	8.24%	32.44%	14.04%	1.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.61%I	1.42%	1.39%	1.38%	1.88%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$13,716,436	$11,837,818	$13,356,931	$12,280,754	$7,173,852	$3,910,289
Portfolio turnover rateJ	14%I	12%K	7%	14%	10%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$45.99	$57.39	$55.28	$43.11	$39.66	$34.67
Income from Investment Operations
Net investment income (loss)C	.42	.76	.76	.72	.75	.25
Net realized and unrealized gain (loss)	8.20	(8.98)	3.63	13.06	4.60	5.52
Total from investment operations	8.62	(8.22)	4.39	13.78	5.35	5.77
Distributions from net investment income	(.10)	(.73)	(.72)	(.56)	(.72)	(.40)
Distributions from net realized gain	(.36)	(2.45)	(1.55)	(1.06)	(1.17)	(.38)
Total distributions	(.46)	(3.18)	(2.28)D	(1.62)	(1.90)E	(.78)
Redemption fees added to paid in capitalC	–F	–F	–F	.01	–F	–F
Net asset value, end of period	$54.15	$45.99	$57.39	$55.28	$43.11	$39.66
Total ReturnG,H	18.84%	(14.83)%	8.27%	32.44%	14.04%	16.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	.06%K,L	.07%	.07%	.07%	.07%	.07%K
Expenses net of fee waivers, if any	.06%K,M	.06%	.06%	.06%	.06%	.06%K
Expenses net of all reductions	.06%K,M	.06%	.06%	.06%	.06%	.06%K
Net investment income (loss)	1.63%K	1.43%	1.40%	1.39%	1.89%	1.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,994,613	$1,109,249	$754,325	$95,747	$226	$117
Portfolio turnover rateN	14%K	12%O	7%	14%	10%	11%P

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 E Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount represents .061%.

 M Amount represents .055%.

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

 P Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.1	2.0
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.6
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2	1.1
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8	0.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.8	0.8
	11.7

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	23.7
Industrials	14.1	13.0
Consumer Staples	12.4	12.7
Consumer Discretionary	12.2	12.9
Health Care	11.0	11.7
Materials	6.9	6.0
Information Technology	5.6	5.1
Telecommunication Services	4.8	5.0
Energy	4.8	4.6
Utilities	4.1	4.3

Geographic Diversification (% of fund's net assets)

As of August 31, 2016
Japan	23.7%
United Kingdom	17.7%
France	9.1%
Germany	9.0%
Switzerland	8.9%
Australia	7.0%
Netherlands	3.8%
Spain	3.0%
Sweden	2.7%
Other*	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of February 29, 2016
Japan	22.9%
United Kingdom	18.3%
France	9.4%
Switzerland	9.3%
Germany	8.9%
Australia	6.6%
Netherlands	3.6%
Spain	3.0%
Sweden	2.9%
Other*	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® International Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 7.0%
AGL Energy Ltd.	828,384	$11,548,711
Alumina Ltd.	3,163,105	3,161,718
Amcor Ltd.	1,415,791	17,024,604
AMP Ltd.	3,612,618	14,281,232
APA Group unit	1,352,452	9,391,862
Aristocrat Leisure Ltd.	660,144	7,491,581
ASX Ltd.	237,388	9,125,618
Aurizon Holdings Ltd.	2,546,803	8,402,679
Australia & New Zealand Banking Group Ltd.	3,564,041	72,053,130
Bank of Queensland Ltd.	465,416	3,690,215
Bendigo & Adelaide Bank Ltd.	549,335	4,533,123
BHP Billiton Ltd.	3,916,148	60,129,188
Boral Ltd.	931,875	4,629,318
Brambles Ltd.	1,928,294	17,854,259
Caltex Australia Ltd.	322,291	8,223,294
Challenger Ltd.	700,215	4,836,206
Cimic Group Ltd.	121,634	2,706,770
Coca-Cola Amatil Ltd.	703,280	5,160,551
Cochlear Ltd.	69,715	7,382,358
Commonwealth Bank of Australia	2,086,654	112,614,224
Computershare Ltd.	567,153	4,211,289
Crown Ltd.	446,583	4,406,815
CSL Ltd.	565,929	45,977,518
DEXUS Property Group unit	1,179,182	8,614,002
Dominos Pizza Enterprises Ltd.	74,751	4,252,197
DUET Group	2,858,134	5,649,321
Flight Centre Travel Group Ltd. (a)	66,233	1,834,298
Fortescue Metals Group Ltd. (a)	1,882,299	6,931,745
Goodman Group unit	2,175,301	12,408,492
Harvey Norman Holdings Ltd.	675,352	2,730,677
Healthscope Ltd.	2,123,859	4,884,330
Incitec Pivot Ltd.	2,025,770	4,339,032
Insurance Australia Group Ltd.	2,968,555	12,404,457
Lendlease Group unit	662,694	6,883,019
Macquarie Group Ltd.	373,641	22,661,358
Medibank Private Ltd.	3,374,595	6,822,316
Mirvac Group unit	4,511,470	7,866,181
National Australia Bank Ltd.	3,222,968	66,223,539
Newcrest Mining Ltd. (b)	935,363	15,417,271
Orica Ltd.	457,473	5,074,692
Origin Energy Ltd.	2,097,700	8,292,529
Platinum Asset Management Ltd.	284,042	1,148,478
Qantas Airways Ltd.	702,696	1,711,080
QBE Insurance Group Ltd.	1,678,808	12,516,145
Ramsay Health Care Ltd.	172,638	10,765,033
realestate.com.au Ltd.	65,129	2,868,825
Rio Tinto Ltd.	517,229	18,503,236
Santos Ltd.	2,012,749	6,716,306
Scentre Group unit	6,518,189	24,346,762
SEEK Ltd.	396,612	4,790,045
Sonic Healthcare Ltd.	477,233	8,249,283
South32 Ltd.	6,496,631	9,374,483
SP AusNet	2,221,841	2,872,098
Stockland Corp. Ltd. unit	3,016,658	10,995,771
Suncorp Group Ltd.	1,574,668	15,041,544
Sydney Airport unit	1,345,958	7,364,118
Tabcorp Holdings Ltd.	991,113	3,702,009
Tatts Group Ltd.	1,782,876	5,105,097
Telstra Corp. Ltd.	5,222,599	20,623,609
The GPT Group unit	2,199,568	8,810,945
TPG Telecom Ltd.	417,945	3,828,959
Transurban Group unit	2,481,830	21,375,414
Treasury Wine Estates Ltd.	903,027	7,621,463
Vicinity Centers unit	4,107,624	10,218,251
Vocus Communications Ltd.	555,857	3,212,531
Wesfarmers Ltd.	1,374,579	43,843,272
Westfield Corp. unit (b)	2,416,946	18,564,178
Westpac Banking Corp.	4,075,768	90,089,117
Woodside Petroleum Ltd.	896,761	19,295,496
Woolworths Ltd.	1,554,117	27,693,200

TOTAL AUSTRALIA		1,063,372,467

Austria - 0.2%
Andritz AG	93,401	4,765,904
Erste Group Bank AG	341,500	9,593,626
IMMOEAST AG (a)(b)	321,410	4
OMV AG	175,386	4,914,334
Raiffeisen International Bank-Holding AG (a)(b)	141,328	2,008,389
Voestalpine AG	138,127	4,571,369

TOTAL AUSTRIA		25,853,626

Bailiwick of Jersey - 1.3%
Experian PLC	1,168,063	23,222,367
Glencore Xstrata PLC	14,927,964	34,118,423
Petrofac Ltd.	310,520	3,390,519
Randgold Resources Ltd.	114,254	10,711,827
Shire PLC	1,095,716	68,429,205
Wolseley PLC	310,188	17,839,724
WPP PLC	1,580,981	36,501,643

TOTAL BAILIWICK OF JERSEY		194,213,708

Belgium - 1.3%
Ageas	246,793	8,525,584
Anheuser-Busch InBev SA NV	981,789	121,812,257
Belgacom SA	183,310	5,608,698
Colruyt NV	85,058	4,668,469
Groupe Bruxelles Lambert SA	96,899	8,503,125
KBC Groep NV (b)	306,254	18,129,297
Solvay SA Class A	89,976	9,876,795
Telenet Group Holding NV (b)	63,432	2,974,903
UCB SA	153,837	12,631,291
Umicore SA	115,978	6,848,724

TOTAL BELGIUM		199,579,143

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	808,450	6,789,581
First Pacific Co. Ltd.	2,790,665	2,090,062
Hongkong Land Holdings Ltd.	1,271,300	8,250,737
Jardine Matheson Holdings Ltd.	298,500	17,865,225
Kerry Properties Ltd.	792,681	2,304,201
Li & Fung Ltd.	7,153,246	3,679,184
Noble Group Ltd. (b)	5,604,635	489,524
NWS Holdings Ltd.	1,866,041	3,333,956
Shangri-La Asia Ltd.	1,535,380	1,662,534
Yue Yuen Industrial (Holdings) Ltd.	895,000	3,807,259

TOTAL BERMUDA		50,272,263

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	285,229	2,220,783
Cheung Kong Property Holdings Ltd.	3,274,925	23,007,704
CK Hutchison Holdings Ltd.	3,284,925	42,217,842
Melco Crown Entertainment Ltd. sponsored ADR (a)	232,398	3,016,526
MGM China Holdings Ltd.	1,118,800	1,721,996
Sands China Ltd.	2,934,800	11,538,617
WH Group Ltd.	7,053,000	5,545,991
Wynn Macau Ltd.	1,865,200	2,596,717

TOTAL CAYMAN ISLANDS		91,866,176

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	4,515	6,435,596
Series B	8,381	12,530,235
Carlsberg A/S Series B	129,790	12,167,995
Christian Hansen Holding A/S	119,264	7,232,455
Coloplast A/S Series B	148,642	11,303,050
Danske Bank A/S	862,792	25,320,325
DSV de Sammensluttede Vognmaend A/S	232,825	11,547,204
Genmab A/S (b)	69,191	11,054,963
ISS Holdings A/S	196,058	7,939,998
Novo Nordisk A/S Series B	2,331,805	109,130,291
Novozymes A/S Series B	283,980	12,313,646
Pandora A/S	141,923	17,655,554
TDC A/S	996,264	5,507,009
Tryg A/S	142,752	2,847,808
Vestas Wind Systems A/S	272,817	22,632,865
William Demant Holding A/S (b)	150,315	3,140,621

TOTAL DENMARK		278,759,615

Finland - 1.0%
Elisa Corp. (A Shares)	173,842	6,115,986
Fortum Corp.	543,775	8,394,705
Kone Oyj (B Shares)	411,725	20,689,602
Metso Corp.	136,045	3,808,960
Neste Oyj	150,399	6,264,254
Nokia Corp.	7,036,384	39,688,115
Nokian Tyres PLC	140,491	5,072,725
Orion Oyj (B Shares)	126,639	4,794,347
Sampo Oyj (A Shares)	548,212	23,536,753
Stora Enso Oyj (R Shares)	667,430	5,892,597
UPM-Kymmene Corp.	654,696	13,152,355
Wartsila Corp.	179,091	7,367,409

TOTAL FINLAND		144,777,808

France - 8.9%
Accor SA	259,747	9,806,074
Aeroports de Paris	35,698	3,683,288
Air Liquide SA	130,152	14,311,257
Alstom SA (b)	184,823	4,889,104
Arkema SA	80,851	7,217,525
Atos Origin SA	107,157	10,565,229
AXA SA	2,374,322	49,972,987
BIC SA	34,607	5,051,121
BNP Paribas SA	1,292,558	65,752,551
Bollore Group	1,060,901	3,831,791
Bouygues SA	252,643	8,011,876
Bureau Veritas SA	319,445	6,848,565
Capgemini SA	199,471	19,433,144
Carrefour SA	687,622	17,311,370
Casino Guichard Perrachon SA	68,835	3,404,898
Christian Dior SA	66,154	11,437,679
CNP Assurances	209,840	3,377,573
Compagnie de St. Gobain	580,491	25,481,413
Credit Agricole SA	1,369,670	12,998,869
Danone SA	717,314	54,607,307
Dassault Systemes SA	155,347	13,086,242
Edenred SA	259,866	5,658,214
EDF SA (b)	200,740	2,570,549
EDF SA (a)	101,999	1,306,135
Eiffage SA	67,969	5,322,285
Engie	1,774,560	28,286,097
Essilor International SA	250,523	31,814,914
Eurazeo SA	51,153	3,103,418
Eutelsat Communications	212,506	4,130,419
Fonciere des Regions	40,158	3,751,966
Gecina SA	45,998	7,196,013
Groupe Eurotunnel SA	572,844	6,300,331
Hermes International SCA	32,080	13,547,685
ICADE	45,156	3,484,545
Iliad SA	32,235	6,646,565
Imerys SA	42,179	2,972,058
Ingenico SA	66,748	7,187,795
JCDecaux SA	89,759	3,083,748
Kering SA	91,956	17,432,166
Klepierre SA	267,679	12,543,453
L'Oreal SA	201,944	38,147,516
L'Oreal SA	106,919	20,197,155
Lagardere S.C.A. (Reg.)	140,806	3,434,162
Legrand SA	323,138	19,359,462
LVMH Moet Hennessy - Louis Vuitton SA	339,972	57,526,268
Michelin CGDE Series B	225,211	23,940,466
Natixis SA	1,124,110	4,972,922
Orange SA	2,420,494	36,897,835
Pernod Ricard SA	258,700	29,693,536
Peugeot Citroen SA (b)	594,134	8,764,562
Publicis Groupe SA	236,406	17,549,173
Remy Cointreau SA	29,252	2,552,578
Renault SA	234,585	19,182,869
Rexel SA	362,271	5,820,991
Safran SA	381,284	26,658,007
Sanofi SA	1,434,397	110,687,276
Schneider Electric SA	680,039	46,393,205
SCOR SE	197,246	5,802,976
SFR Group SA	131,404	3,495,804
Societe Generale Series A	933,958	34,098,563
Sodexo SA (b)	77,845	9,017,525
Sodexo SA	29,773	3,448,889
Sodexo SA (b)	6,851	793,616
Suez Environnement SA	394,153	5,963,960
Technip SA	132,548	7,831,650
Thales SA	129,242	11,191,373
Total SA	2,719,143	129,910,825
Unibail-Rodamco	120,174	32,975,830
Valeo SA	291,274	15,072,184
Veolia Environnement SA	546,143	11,614,307
VINCI SA	609,115	46,278,778
Vivendi SA	1,414,860	27,404,006
Wendel SA	35,512	4,038,429
Zodiac Aerospace	246,157	5,601,347

TOTAL FRANCE		1,343,736,264

Germany - 8.4%
adidas AG	230,257	38,270,590
Allianz SE	558,294	82,994,313
Axel Springer Verlag AG	53,760	2,738,075
BASF AG	1,122,195	91,252,751
Bayer AG	1,009,937	107,811,799
Bayerische Motoren Werke AG (BMW)	403,657	35,124,720
Beiersdorf AG	123,506	11,490,959
Brenntag AG	188,568	10,262,400
Commerzbank AG	1,301,409	9,154,147
Continental AG	134,563	28,203,470
Covestro AG	85,318	4,442,441
Daimler AG (Germany)	1,177,186	81,485,905
Deutsche Bank AG (b)	1,681,829	24,781,909
Deutsche Borse AG (b)	235,769	20,144,922
Deutsche Lufthansa AG	276,821	3,225,207
Deutsche Post AG	1,185,475	37,452,997
Deutsche Telekom AG	3,937,484	65,682,481
Deutsche Wohnen AG (Bearer)	411,565	15,471,002
E.ON AG	2,438,038	22,421,236
Evonik Industries AG	172,219	5,788,984
Fraport AG Frankfurt Airport Services Worldwide	50,570	2,820,979
Fresenius Medical Care AG & Co. KGaA	267,812	23,673,363
Fresenius SE & Co. KGaA	500,219	36,502,351
GEA Group AG	223,410	11,990,387
Hannover Reuck SE	74,205	7,581,912
HeidelbergCement Finance AG	172,493	16,021,757
Henkel AG & Co. KGaA	132,065	14,826,943
Hochtief AG	25,183	3,386,295
Hugo Boss AG	81,987	5,007,019
Infineon Technologies AG	1,365,251	22,909,479
K&S AG (a)	231,356	4,843,900
Lanxess AG	111,764	5,964,077
Linde AG	226,834	38,732,582
MAN SE	44,957	4,676,736
Merck KGaA	158,346	16,662,996
Metro AG	217,690	6,452,180
Muenchener Rueckversicherungs AG	203,894	36,819,391
OSRAM Licht AG	109,235	5,719,460
ProSiebenSat.1 Media AG	267,121	11,525,289
RWE AG (b)	596,081	9,750,737
SAP AG	1,201,611	105,525,439
Schaeffler AG	201,324	3,116,988
Siemens AG	933,316	111,341,554
Symrise AG	150,719	11,097,569
Telefonica Deutschland Holding AG	895,581	3,680,227
Thyssenkrupp AG	451,009	10,511,815
TUI AG	327,818	4,575,941
TUI AG	277,478	3,868,910
United Internet AG	150,394	6,183,523
Volkswagen AG	42,795	6,195,226
Vonovia SE	567,511	22,083,257
Zalando SE (b)	105,708	4,036,320

TOTAL GERMANY		1,276,284,910

Hong Kong - 2.4%
AIA Group Ltd.	14,698,400	92,936,110
Bank of East Asia Ltd. (a)	1,473,940	5,956,522
BOC Hong Kong (Holdings) Ltd.	4,481,566	15,684,658
Cathay Pacific Airways Ltd.	1,428,327	2,054,789
CLP Holdings Ltd.	1,993,157	20,438,881
Galaxy Entertainment Group Ltd.	2,834,000	9,224,369
Hang Lung Properties Ltd.	2,677,423	6,102,035
Hang Seng Bank Ltd.	930,601	16,326,649
Henderson Land Development Co. Ltd.	1,534,552	8,970,865
HK Electric Investments & HK Electric Investments Ltd. unit	3,246,500	3,046,647
HKT Trust/HKT Ltd. unit	3,232,760	4,458,951
Hong Kong & China Gas Co. Ltd.	9,159,804	17,475,247
Hong Kong Exchanges and Clearing Ltd.	1,407,764	34,424,893
Hysan Development Co. Ltd.	764,677	3,691,520
Link (REIT)	2,728,808	19,839,353
MTR Corp. Ltd.	1,818,706	9,940,398
New World Development Co. Ltd.	6,670,060	8,366,003
PCCW Ltd.	5,235,863	3,320,694
Power Assets Holdings Ltd.	1,688,176	16,147,193
Sino Land Ltd.	3,707,610	6,346,986
SJM Holdings Ltd.	2,449,000	1,540,579
Sun Hung Kai Properties Ltd.	1,793,676	25,248,876
Swire Pacific Ltd. (A Shares)	712,384	7,869,921
Swire Properties Ltd.	1,426,000	4,016,487
Techtronic Industries Co. Ltd.	1,660,000	6,729,831
Wharf Holdings Ltd.	1,647,585	11,638,682
Wheelock and Co. Ltd.	1,098,000	6,284,355

TOTAL HONG KONG		368,081,494

Ireland - 0.6%
Bank of Ireland (b)	33,166,671	7,473,144
CRH PLC	1,001,017	33,643,334
DCC PLC (United Kingdom)	107,226	9,757,705
James Hardie Industries PLC CDI	542,188	8,838,271
Kerry Group PLC Class A	192,425	16,351,311
Paddy Power PLC (Ireland)	97,599	11,665,078
Ryanair Holdings PLC	250,317	3,345,294

TOTAL IRELAND		91,074,137

Isle of Man - 0.0%
Genting Singapore PLC	7,289,059	3,851,974
Israel - 0.7%
Azrieli Group	48,767	2,130,409
Bank Hapoalim BM (Reg.)	1,312,919	7,042,557
Bank Leumi le-Israel BM (b)	1,702,301	6,372,925
Bezeq The Israel Telecommunication Corp. Ltd.	2,505,679	5,029,270
Check Point Software Technologies Ltd. (a)(b)	160,694	12,331,658
Israel Chemicals Ltd.	617,300	2,614,985
Mizrahi Tefahot Bank Ltd.	175,325	2,114,391
NICE Systems Ltd.	65,524	4,487,341
NICE Systems Ltd. sponsored ADR (a)	8,696	595,067
Taro Pharmaceutical Industries Ltd. (a)(b)	18,103	2,291,840
Teva Pharmaceutical Industries Ltd.	1,021,216	51,831,376
Teva Pharmaceutical Industries Ltd. sponsored ADR	101,482	5,113,678

TOTAL ISRAEL		101,955,497

Italy - 1.7%
Assicurazioni Generali SpA	1,423,998	18,107,744
Atlantia SpA	501,470	12,898,950
Enel SpA	9,466,566	41,794,426
Eni SpA	3,077,179	46,453,445
EXOR SpA	132,623	5,451,380
Intesa Sanpaolo SpA	15,480,112	36,783,033
Intesa Sanpaolo SpA (Risparmio Shares)	1,140,218	2,525,906
Leonardo-Finmeccanica SpA (b)	488,024	5,568,868
Luxottica Group SpA	205,597	9,924,433
Mediobanca SpA	677,779	5,027,590
Poste Italiane SpA	632,227	4,407,610
Prysmian SpA	236,819	5,843,214
Saipem SpA (b)	7,182,254	3,291,903
Snam Rete Gas SpA	2,980,010	16,520,539
Telecom Italia SpA (b)	13,823,222	12,547,247
Terna SpA	1,839,735	9,505,477
UniCredit SpA	6,188,248	15,917,583
Unione di Banche Italiane SCpA (a)	1,085,211	2,919,723
Unipolsai SpA	1,396,388	2,331,729

TOTAL ITALY		257,820,800

Japan - 23.6%
ABC-MART, Inc.	38,500	2,418,692
ACOM Co. Ltd. (b)	475,500	2,274,900
AEON Co. Ltd.	795,400	10,935,645
AEON Financial Service Co. Ltd.	125,800	2,316,233
AEON MALL Co. Ltd.	137,740	1,938,331
Air Water, Inc.	193,000	3,566,578
Aisin Seiki Co. Ltd.	231,900	10,948,934
Ajinomoto Co., Inc.	680,366	14,420,747
Alfresa Holdings Corp.	225,800	4,214,177
All Nippon Airways Ltd.	1,371,000	3,727,466
Alps Electric Co. Ltd.	221,400	4,992,280
Amada Holdings Co. Ltd.	415,600	4,346,196
Aozora Bank Ltd.	1,422,000	5,030,223
Asahi Glass Co. Ltd.	1,229,677	7,820,301
Asahi Group Holdings	470,103	15,384,611
Asahi Kasei Corp.	1,518,727	12,805,658
Asics Corp.	190,900	3,869,108
Astellas Pharma, Inc.	2,569,700	39,222,426
Bandai Namco Holdings, Inc.	239,950	6,553,895
Bank of Kyoto Ltd.	415,000	3,000,242
Benesse Holdings, Inc.	81,900	1,888,691
BLife Investment Corp.	1,670	4,709,863
Bridgestone Corp.	792,279	27,248,825
Brother Industries Ltd.	281,500	4,723,182
Calbee, Inc.	96,700	3,509,481
Canon, Inc.	1,289,644	36,981,423
Casio Computer Co. Ltd.	279,900	3,952,389
Central Japan Railway Co.	175,000	28,736,771
Chiba Bank Ltd.	849,674	5,034,071
Chubu Electric Power Co., Inc.	777,664	10,515,169
Chugai Pharmaceutical Co. Ltd.	272,125	8,534,728
Chugoku Electric Power Co., Inc.	357,400	4,290,251
Concordia Financial Group Ltd. (b)	1,416,484	7,305,232
Credit Saison Co. Ltd.	178,252	3,068,350
CYBERDYNE, Inc. (a)(b)	120,000	1,889,335
Dai Nippon Printing Co. Ltd.	656,242	6,672,465
Dai-ichi Mutual Life Insurance Co.	1,310,800	18,237,052
Daicel Chemical Industries Ltd.	348,500	4,442,773
Daiichi Sankyo Kabushiki Kaisha	772,470	17,728,024
Daikin Industries Ltd.	284,194	26,338,726
Dainippon Sumitomo Pharma Co. Ltd.	193,300	3,235,834
Daito Trust Construction Co. Ltd.	86,363	12,716,767
Daiwa House Industry Co. Ltd.	723,784	18,688,339
Daiwa Securities Group, Inc.	2,007,985	11,729,823
DENSO Corp.	590,438	24,378,786
Dentsu, Inc.	261,400	14,375,547
Don Quijote Holdings Co. Ltd.	143,800	4,697,666
East Japan Railway Co.	405,200	34,796,915
Eisai Co. Ltd.	306,578	17,867,543
Electric Power Development Co. Ltd.	175,480	4,284,178
FamilyMart Co. Ltd. (a)	104,900	7,512,772
Fanuc Corp.	238,572	40,652,070
Fast Retailing Co. Ltd.	64,600	22,689,451
Fuji Electric Co. Ltd.	690,153	3,148,429
Fuji Heavy Industries Ltd.	715,800	28,351,118
Fujifilm Holdings Corp.	560,005	21,038,413
Fujitsu Ltd.	2,258,075	11,462,243
Fukuoka Financial Group, Inc.	932,300	3,946,720
GungHo Online Entertainment, Inc. (a)	497,900	1,183,815
Hakuhodo DY Holdings, Inc.	277,800	3,017,902
Hamamatsu Photonics K.K.	172,400	5,423,689
Hankyu Hanshin Holdings, Inc.	289,200	9,335,795
Hikari Tsushin, Inc.	26,100	2,346,011
Hino Motors Ltd.	315,600	3,495,652
Hirose Electric Co. Ltd.	37,812	4,853,268
Hiroshima Bank Ltd.	593,000	2,470,236
Hisamitsu Pharmaceutical Co., Inc.	75,400	3,374,107
Hitachi Chemical Co. Ltd.	124,400	2,681,216
Hitachi Construction Machinery Co. Ltd.	131,800	2,468,742
Hitachi High-Technologies Corp.	81,200	3,009,733
Hitachi Ltd.	5,869,271	28,136,649
Hitachi Metals Ltd.	261,700	3,166,756
Hokuriku Electric Power Co., Inc.	204,400	2,441,776
Honda Motor Co. Ltd.	1,987,860	61,238,282
Hoshizaki Corp.	61,500	4,915,720
Hoya Corp.	503,216	19,498,313
Hulic Co. Ltd.	363,800	3,445,842
Idemitsu Kosan Co. Ltd.	103,000	1,878,519
IHI Corp.	1,759,185	5,372,855
Iida Group Holdings Co. Ltd.	177,900	3,332,240
INPEX Corp.	1,144,500	9,937,842
Isetan Mitsukoshi Holdings Ltd.	431,487	3,928,486
Isuzu Motors Ltd.	718,500	8,267,281
Itochu Corp.	1,906,286	22,496,257
Iyo Bank Ltd.	294,900	1,901,110
J. Front Retailing Co. Ltd.	292,500	3,301,986
Japan Airlines Co. Ltd.	142,900	4,361,612
Japan Airport Terminal Co. Ltd. (a)	53,200	2,097,869
Japan Exchange Group, Inc.	663,200	10,358,394
Japan Post Bank Co. Ltd.	490,900	5,769,433
Japan Post Holdings Co. Ltd.	544,500	7,130,890
Japan Prime Realty Investment Corp.	1,000	4,421,785
Japan Real Estate Investment Corp.	1,599	9,396,337
Japan Retail Fund Investment Corp.	3,107	6,975,848
Japan Tobacco, Inc.	1,340,700	51,935,685
JFE Holdings, Inc.	634,775	9,856,145
JGC Corp.	250,117	3,966,965
Joyo Bank Ltd.	743,941	2,955,200
JSR Corp.	221,616	3,240,758
JTEKT Corp.	266,200	4,137,144
JX Holdings, Inc.	2,681,468	10,027,159
Kajima Corp.	1,079,317	7,250,039
Kakaku.com, Inc.	176,900	2,957,879
Kamigumi Co. Ltd.	282,663	2,447,843
Kaneka Corp.	333,559	2,717,733
Kansai Electric Power Co., Inc. (b)	857,736	7,350,839
Kansai Paint Co. Ltd.	276,600	6,092,605
Kao Corp.	613,850	31,901,333
Kawasaki Heavy Industries Ltd.	1,718,945	5,033,976
KDDI Corp.	2,298,300	67,189,951
Keihan Electric Railway Co., Ltd.	610,000	3,956,024
Keihin Electric Express Railway Co. Ltd.	562,061	5,204,218
Keio Corp.	694,410	5,812,198
Keisei Electric Railway Co.	333,000	4,003,789
Keyence Corp.	55,462	38,879,417
Kikkoman Corp.	178,849	5,626,574
Kintetsu Group Holdings Co. Ltd.	2,193,100	8,351,437
Kirin Holdings Co. Ltd.	1,000,556	16,309,261
Kobe Steel Ltd.	3,748,000	3,477,582
Koito Manufacturing Co. Ltd.	137,900	6,564,128
Komatsu Ltd.	1,119,345	24,494,596
Konami Holdings Corp.	115,600	4,083,680
Konica Minolta, Inc.	545,800	4,916,499
Kose Corp.	36,500	3,273,764
Kubota Corp.	1,354,164	19,854,702
Kuraray Co. Ltd.	422,886	6,040,937
Kurita Water Industries Ltd.	130,000	2,963,997
Kyocera Corp.	387,304	18,402,227
Kyowa Hakko Kirin Co., Ltd.	311,389	4,418,103
Kyushu Electric Power Co., Inc.	513,570	4,780,050
Kyushu Financial Group, Inc.	432,200	2,560,659
Lawson, Inc.	79,816	5,600,581
LIXIL Group Corp.	319,659	6,447,865
M3, Inc.	235,000	7,029,672
Mabuchi Motor Co. Ltd.	60,142	3,191,220
Makita Corp.	143,500	10,304,982
Marubeni Corp.	1,984,444	9,891,053
Marui Group Co. Ltd.	272,649	3,322,963
Maruichi Steel Tube Ltd.	65,300	2,253,139
Mazda Motor Corp.	694,700	11,521,684
McDonald's Holdings Co. (Japan) Ltd.	80,200	2,213,804
Medipal Holdings Corp.	203,700	3,220,927
Meiji Holdings Co. Ltd.	147,158	13,241,589
Minebea Mitsumi, Inc.	398,300	4,042,092
Miraca Holdings, Inc.	68,300	3,237,921
Mitsubishi Chemical Holdings Corp.	1,627,375	10,267,727
Mitsubishi Corp.	1,833,202	38,191,339
Mitsubishi Electric Corp.	2,351,106	30,688,336
Mitsubishi Estate Co. Ltd.	1,513,723	28,631,478
Mitsubishi Gas Chemical Co., Inc.	474,867	3,212,747
Mitsubishi Heavy Industries Ltd.	3,878,256	16,882,680
Mitsubishi Logistics Corp.	144,000	2,219,881
Mitsubishi Materials Corp.	1,325,937	3,742,073
Mitsubishi Motors Corp. of Japan	840,600	3,842,882
Mitsubishi Tanabe Pharma Corp.	271,000	5,028,947
Mitsubishi UFJ Financial Group, Inc.	15,561,230	85,719,437
Mitsubishi UFJ Lease & Finance Co. Ltd.	594,200	2,785,357
Mitsui & Co. Ltd.	2,067,923	27,521,674
Mitsui Chemicals, Inc.	1,109,683	5,308,975
Mitsui Fudosan Co. Ltd.	1,134,677	24,433,967
Mitsui OSK Lines Ltd.	1,392,285	3,216,123
mixi, Inc.	54,800	1,946,455
Mizuho Financial Group, Inc.	28,819,300	50,212,640
MS&AD Insurance Group Holdings, Inc.	616,584	17,594,977
Murata Manufacturing Co. Ltd.	244,254	32,826,095
Nabtesco Corp.	148,100	3,820,412
Nagoya Railroad Co. Ltd.	1,102,000	5,400,029
NEC Corp.	3,150,547	8,008,446
New Hampshire Foods Ltd.	207,740	4,547,732
Nexon Co. Ltd.	207,100	2,836,328
NGK Insulators Ltd.	318,309	6,903,643
NGK Spark Plug Co. Ltd.	212,300	3,970,430
NHK Spring Co. Ltd.	232,100	2,184,946
Nidec Corp.	290,084	26,136,017
Nikon Corp.	413,038	6,063,932
Nintendo Co. Ltd.	138,096	30,485,891
Nippon Building Fund, Inc.	1,724	10,547,451
Nippon Electric Glass Co. Ltd.	498,000	2,498,062
Nippon Express Co. Ltd.	992,546	4,700,600
Nippon Paint Holdings Co. Ltd.	198,300	7,100,967
Nippon Prologis REIT, Inc.	1,909	4,581,305
Nippon Steel & Sumitomo Metal Corp.	982,163	20,845,986
Nippon Telegraph & Telephone Corp.	843,000	37,065,927
Nippon Yusen KK	1,963,578	3,567,899
Nissan Motor Co. Ltd.	3,030,548	29,776,695
Nisshin Seifun Group, Inc.	260,323	3,680,980
Nissin Food Holdings Co. Ltd.	78,323	4,345,180
Nitori Holdings Co. Ltd.	97,500	9,885,227
Nitto Denko Corp.	199,994	13,654,449
NKSJ Holdings, Inc.	427,103	13,688,431
NOK Corp.	114,600	2,326,004
Nomura Holdings, Inc.	4,414,347	20,840,020
Nomura Real Estate Holdings, Inc.	149,300	2,432,898
Nomura Real Estate Master Fund, Inc.	4,295	7,086,034
Nomura Research Institute Ltd.	150,050	5,075,871
NSK Ltd.	562,076	5,791,070
NTT Data Corp.	152,700	7,954,893
NTT DOCOMO, Inc.	1,744,500	43,995,060
NTT Urban Development Co.	139,700	1,281,354
Obayashi Corp.	784,304	7,239,263
OBIC Co. Ltd.	78,500	4,021,167
Odakyu Electric Railway Co. Ltd.	755,000	7,749,577
Oji Holdings Corp.	1,021,352	4,106,533
Olympus Corp.	354,629	11,602,176
OMRON Corp.	237,060	8,042,146
Ono Pharmaceutical Co. Ltd.	503,200	13,116,807
Oracle Corp. Japan	46,600	2,711,371
Oriental Land Co. Ltd.	265,224	15,531,747
ORIX Corp.	1,609,680	23,142,116
Osaka Gas Co. Ltd.	2,254,525	8,875,156
Otsuka Corp.	63,500	2,691,224
Otsuka Holdings Co. Ltd.	475,500	20,619,393
Panasonic Corp.	2,688,373	27,647,591
Park24 Co. Ltd.	123,300	3,604,915
Pola Orbis Holdings, Inc.	27,100	2,163,495
Rakuten, Inc.	1,132,200	14,293,747
Recruit Holdings Co. Ltd.	342,300	13,018,417
Resona Holdings, Inc.	2,681,300	12,262,999
Ricoh Co. Ltd.	859,070	7,746,700
Rinnai Corp.	44,700	4,190,693
ROHM Co. Ltd.	115,944	5,793,558
Ryohin Keikaku Co. Ltd.	28,900	5,212,139
Sankyo Co. Ltd. (Gunma)	60,700	2,106,152
Santen Pharmaceutical Co. Ltd.	451,000	5,675,368
SBI Holdings, Inc. Japan	256,660	3,046,233
Secom Co. Ltd.	255,067	19,357,136
Sega Sammy Holdings, Inc.	222,100	3,033,174
Seibu Holdings, Inc.	200,200	3,287,487
Seiko Epson Corp.	337,800	6,474,184
Sekisui Chemical Co. Ltd.	503,993	7,043,675
Sekisui House Ltd.	729,967	11,753,975
Seven & i Holdings Co. Ltd.	917,900	38,636,488
Seven Bank Ltd.	723,600	2,559,683
Sharp Corp. (a)(b)	1,828,000	2,504,970
Shikoku Electric Power Co., Inc.	214,500	2,044,141
Shimadzu Corp.	307,000	4,803,876
Shimamura Co. Ltd.	26,300	3,042,681
SHIMANO, Inc.	95,100	13,824,037
SHIMIZU Corp.	707,416	6,310,781
Shin-Etsu Chemical Co. Ltd.	495,062	36,335,967
Shinsei Bank Ltd.	2,121,000	3,382,448
Shionogi & Co. Ltd.	363,391	16,222,907
Shiseido Co. Ltd.	462,550	11,628,015
Shizuoka Bank Ltd.	641,274	5,280,679
Showa Shell Sekiyu K.K.	221,300	1,886,499
SMC Corp.	69,371	19,537,727
SoftBank Corp.	1,172,630	76,495,721
Sohgo Security Services Co., Ltd.	86,800	4,337,273
Sony Corp.	1,540,685	49,543,892
Sony Financial Holdings, Inc.	208,800	2,867,683
Stanley Electric Co. Ltd.	183,925	4,698,340
Start Today Co. Ltd.	71,100	3,301,943
Sumitomo Chemical Co. Ltd.	1,884,334	8,632,623
Sumitomo Corp.	1,425,242	15,455,676
Sumitomo Electric Industries Ltd.	914,606	13,555,775
Sumitomo Heavy Industries Ltd.	672,822	3,303,471
Sumitomo Metal Mining Co. Ltd.	598,065	7,583,833
Sumitomo Mitsui Financial Group, Inc.	1,637,700	57,290,215
Sumitomo Mitsui Trust Holdings, Inc.	4,030,722	14,463,141
Sumitomo Realty & Development Co. Ltd.	429,000	11,321,553
Sumitomo Rubber Industries Ltd.	206,000	3,054,212
Sundrug Co. Ltd.	45,000	3,261,973
Suntory Beverage & Food Ltd.	168,400	6,681,313
Suzuken Co. Ltd.	94,116	2,728,013
Suzuki Motor Corp.	444,000	14,714,889
Sysmex Corp.	190,400	12,274,373
T&D Holdings, Inc.	697,600	7,959,376
Taiheiyo Cement Corp.	1,416,000	4,297,337
Taisei Corp.	1,268,594	9,539,130
Taisho Pharmaceutical Holdings Co. Ltd.	43,857	4,018,406
Taiyo Nippon Sanso Corp.	187,200	1,899,773
Takashimaya Co. Ltd.	353,000	2,582,719
Takeda Pharmaceutical Co. Ltd.	865,242	38,133,702
TDK Corp.	147,625	10,558,401
Teijin Ltd.	1,114,341	4,157,306
Terumo Corp.	416,024	16,184,184
The Chugoku Bank Ltd.	197,900	2,436,811
The Hachijuni Bank Ltd.	501,000	2,648,693
The Suruga Bank Ltd.	214,900	5,111,573
THK Co. Ltd.	147,200	2,883,820
Tobu Railway Co. Ltd.	1,228,297	5,959,552
Toho Co. Ltd.	139,654	4,069,558
Toho Gas Co. Ltd.	491,000	4,171,353
Tohoku Electric Power Co., Inc.	545,890	6,843,081
Tokio Marine Holdings, Inc.	829,200	32,570,133
Tokyo Electric Power Co., Inc. (b)	1,746,918	7,040,688
Tokyo Electron Ltd.	206,918	19,014,897
Tokyo Gas Co. Ltd.	2,730,395	11,703,766
Tokyo Tatemono Co. Ltd.	251,700	2,955,739
Tokyu Corp.	1,349,954	10,072,628
Tokyu Fudosan Holdings Corp.	616,700	3,433,231
TonenGeneral Sekiyu K.K.	339,856	3,136,930
Toppan Printing Co. Ltd.	639,013	5,694,389
Toray Industries, Inc.	1,765,883	17,006,000
Toshiba Corp. (b)	4,884,880	15,448,052
Toto Ltd.	171,492	6,513,928
Toyo Seikan Group Holdings Ltd.	195,500	3,624,114
Toyo Suisan Kaisha Ltd.	108,500	4,441,091
Toyoda Gosei Co. Ltd.	78,800	1,814,156
Toyota Industries Corp.	196,786	9,414,688
Toyota Motor Corp.	3,270,663	197,664,046
Toyota Tsusho Corp.	255,600	5,844,968
Trend Micro, Inc.	136,500	4,841,782
Tsuruha Holdings, Inc.	44,300	4,341,584
Unicharm Corp.	487,340	11,836,712
United Urban Investment Corp.	3,588	6,391,228
USS Co. Ltd.	265,900	4,250,699
West Japan Railway Co.	199,100	11,395,836
Yahoo! Japan Corp.	1,722,800	7,026,739
Yakult Honsha Co. Ltd.	105,966	4,675,347
Yamada Denki Co. Ltd.	824,050	3,854,832
Yamaguchi Financial Group, Inc.	238,000	2,511,922
Yamaha Corp.	202,043	6,551,532
Yamaha Motor Co. Ltd.	342,500	7,017,832
Yamato Holdings Co. Ltd.	436,532	10,300,999
Yamazaki Baking Co. Ltd.	159,600	3,626,537
Yaskawa Electric Corp.	300,900	4,432,142
Yokogawa Electric Corp.	275,900	3,533,248
Yokohama Rubber Co. Ltd.	130,500	2,120,239

TOTAL JAPAN		3,564,791,407

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	2,420,165	14,356,762
Millicom International Cellular SA (depository receipt)	79,303	4,062,117
RTL Group SA (a)	48,264	4,061,932
SES SA (France) (depositary receipt)	442,552	10,164,143
Tenaris SA	564,411	7,766,411

TOTAL LUXEMBOURG		40,411,365

Malta - 0.0%
BGP Holdings PLC (b)	5,796,476	65
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,512,580	2,249,278
Netherlands - 3.8%
ABN AMRO Group NV GDR	281,718	5,789,915
AEGON NV	2,268,187	9,303,937
AerCap Holdings NV (a)(b)	205,694	8,221,589
Ahold Delhaize NV	1,557,992	37,303,212
Airbus Group NV	718,896	42,112,451
Akzo Nobel NV	303,032	20,426,734
Altice NV:
Class A (a)(b)	452,853	7,539,138
Class B (b)	133,273	2,215,768
ASML Holding NV (Netherlands)	446,718	47,687,189
CNH Industrial NV	1,240,286	9,061,774
Ferrari NV	152,924	7,369,016
Fiat Chrysler Automobiles NV	1,100,537	7,604,945
Gemalto NV	97,152	6,767,594
Heineken Holding NV	122,344	9,833,928
Heineken NV (Bearer)	280,886	25,096,475
ING Groep NV (Certificaten Van Aandelen)	4,721,434	59,090,394
Koninklijke Boskalis Westminster NV	112,086	4,007,094
Koninklijke DSM NV	221,824	15,483,626
Koninklijke KPN NV	4,144,524	13,550,461
Koninklijke Philips Electronics NV	1,190,678	34,522,276
Mobileye NV (a)(b)	212,812	10,404,379
NN Group NV	397,024	11,813,302
NXP Semiconductors NV (b)	357,371	31,455,795
OCI NV (b)	112,457	1,968,156
QIAGEN NV (Germany) (b)	270,179	7,154,551
Randstad Holding NV	154,172	7,270,081
RELX NV	1,209,673	21,457,164
STMicroelectronics NV	776,199	5,833,310
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,986,539	91,402,896
Vopak NV	84,241	4,271,723
Wolters Kluwer NV	367,047	15,404,524

TOTAL NETHERLANDS		581,423,397

New Zealand - 0.2%
Auckland International Airport Ltd.	1,159,370	6,309,292
Contact Energy Ltd.	887,837	3,349,916
Fletcher Building Ltd.	844,619	6,496,269
Mercury Nz Ltd.	843,575	1,940,351
Meridian Energy Ltd.	1,537,120	3,234,469
Ryman Healthcare Group Ltd.	454,436	3,165,492
Spark New Zealand Ltd.	2,228,662	6,153,131

TOTAL NEW ZEALAND		30,648,920

Norway - 0.6%
DNB ASA	1,196,993	14,551,666
Gjensidige Forsikring ASA	253,895	4,360,190
Marine Harvest ASA	464,494	7,174,524
Norsk Hydro ASA	1,646,309	6,987,213
Orkla ASA	1,002,458	9,179,148
Schibsted ASA:
(A Shares)	92,204	2,927,866
(B Shares)	107,843	3,119,038
Statoil ASA	1,348,981	21,162,569
Telenor ASA	914,757	15,972,775
Yara International ASA	218,735	7,764,761

TOTAL NORWAY		93,199,750

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,641,309	8,289,293
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)	2,598,658	29
Energias de Portugal SA	2,820,711	9,454,818
Galp Energia SGPS SA Class B	548,869	7,977,434
Jeronimo Martins SGPS SA	309,073	4,986,888

TOTAL PORTUGAL		22,419,169

Singapore - 1.2%
Ascendas Real Estate Investment Trust	2,571,983	4,625,020
CapitaCommercial Trust (REIT)	2,481,400	2,813,874
CapitaLand Ltd.	3,074,437	6,927,610
CapitaMall Trust	2,983,700	4,730,296
City Developments Ltd.	494,000	3,078,322
ComfortDelgro Corp. Ltd.	2,590,284	5,380,384
DBS Group Holdings Ltd.	2,167,949	23,852,292
Global Logistic Properties Ltd.	3,806,100	5,070,330
Hutchison Port Holdings Trust	6,729,900	2,893,857
Jardine Cycle & Carriage Ltd.	143,130	4,464,769
Keppel Corp. Ltd.	1,747,500	6,643,950
Oversea-Chinese Banking Corp. Ltd.	3,813,686	24,044,598
Sembcorp Industries Ltd.	1,175,030	2,345,834
Sembcorp Marine Ltd.	983,700	920,560
Singapore Airlines Ltd.	649,425	5,004,927
Singapore Exchange Ltd.	962,900	5,342,966
Singapore Press Holdings Ltd.	1,923,321	5,321,972
Singapore Technologies Engineering Ltd.	1,902,361	4,509,983
Singapore Telecommunications Ltd.	9,618,227	28,379,223
StarHub Ltd.	747,200	2,007,231
Suntec (REIT)	2,897,400	3,562,072
United Overseas Bank Ltd.	1,561,489	20,641,063
UOL Group Ltd.	582,529	2,377,233
Wilmar International Ltd.	2,308,400	5,218,446
Yangzijiang Shipbuilding Holdings Ltd.	2,309,200	1,296,589

TOTAL SINGAPORE		181,453,401

Spain - 3.0%
Abertis Infraestructuras SA	713,953	11,057,721
ACS Actividades de Construccion y Servicios SA	238,433	6,756,716
Aena SA	82,643	11,684,339
Amadeus IT Holding SA Class A	538,587	24,748,591
Banco Bilbao Vizcaya Argentaria SA	7,937,914	49,332,765
Banco de Sabadell SA	6,523,170	8,840,668
Banco Popular Espanol SA	4,065,063	5,500,196
Banco Santander SA (Spain)	17,617,545	79,023,047
Bankia SA	5,562,570	4,690,805
Bankinter SA	843,146	6,184,644
CaixaBank SA	3,252,589	8,770,917
Distribuidora Internacional de Alimentacion SA	750,540	4,583,614
Enagas SA	276,024	8,105,230
Endesa SA	387,830	7,899,367
Ferrovial SA	587,559	11,577,512
Gas Natural SDG SA	420,349	8,676,593
Grifols SA	367,594	7,786,522
Iberdrola SA	6,779,017	44,613,762
Inditex SA	1,332,027	47,213,924
International Consolidated Airlines Group SA	232,466	1,169,981
International Consolidated Airlines Group SA CDI	761,807	3,831,405
MAPFRE SA (Reg.)	1,288,225	3,481,731
Red Electrica Corporacion SA	532,832	11,473,878
Repsol YPF SA	1,349,189	18,119,633
Telefonica SA	5,462,085	55,111,411
Zardoya Otis SA	8,937	84,236
Zardoya Otis SA	223,431	2,105,961

TOTAL SPAIN		452,425,169

Sweden - 2.7%
Alfa Laval AB	354,287	5,504,275
ASSA ABLOY AB (B Shares)	1,223,574	24,748,691
Atlas Copco AB:
(A Shares)	817,867	23,196,616
(B Shares)	476,507	12,251,312
Boliden AB	330,618	7,001,927
Electrolux AB (B Shares)	294,626	7,674,838
Getinge AB (B Shares)	241,779	4,716,592
H&M Hennes & Mauritz AB (B Shares)	1,157,957	35,304,186
Hakon Invest AB	96,552	3,303,497
Hexagon AB (B Shares)	314,561	12,809,304
Husqvarna AB (B Shares)	509,691	4,408,850
Industrivarden AB (C Shares)	198,911	3,624,738
Investor AB (B Shares)	549,315	19,378,567
Kinnevik AB (B Shares)	284,888	7,015,167
Lundin Petroleum AB (b)	257,889	4,539,827
Nordea Bank AB	3,710,396	36,277,636
Sandvik AB	1,291,453	14,009,034
Securitas AB (B Shares)	382,115	6,646,332
Skandinaviska Enskilda Banken AB (A Shares)	1,853,795	18,125,100
Skanska AB (B Shares)	456,884	10,017,595
SKF AB (B Shares)	480,330	8,096,537
Svenska Cellulosa AB (SCA) (B Shares)	739,597	22,730,514
Svenska Handelsbanken AB (A Shares)	1,828,185	23,560,949
Swedbank AB (A Shares)	1,106,373	25,447,232
Swedish Match Co. AB	240,448	8,572,331
Tele2 AB (B Shares)	384,518	3,200,330
Telefonaktiebolaget LM Ericsson (B Shares)	3,709,803	26,422,236
TeliaSonera AB	3,142,022	14,193,080
Volvo AB (B Shares)	1,874,583	20,156,806

TOTAL SWEDEN		412,934,099

Switzerland - 8.9%
ABB Ltd. (Reg.)	2,401,393	52,090,758
Actelion Ltd.	125,670	20,916,251
Adecco SA (Reg.)	202,448	11,662,984
Aryzta AG	105,703	4,210,710
Baloise Holdings AG	62,116	7,389,123
Barry Callebaut AG	2,668	3,428,755
Coca-Cola HBC AG	240,514	5,287,010
Compagnie Financiere Richemont SA Series A	636,745	36,702,369
Credit Suisse Group AG	2,270,411	29,601,698
Dufry AG (b)	55,829	6,527,716
Ems-Chemie Holding AG	10,036	5,341,717
Galenica AG	4,783	5,548,679
Geberit AG (Reg.)	46,374	20,227,183
Givaudan SA	11,260	23,274,445
Julius Baer Group Ltd.	273,298	11,464,385
Kuehne & Nagel International AG	64,509	9,005,222
Lafargeholcim Ltd. (Reg.)	556,530	29,508,454
Lindt & Spruengli AG	125	8,602,765
Lindt & Spruengli AG (participation certificate)	1,210	7,006,202
Lonza Group AG	64,949	12,308,976
Nestle SA	3,894,494	310,363,215
Novartis AG	2,739,758	215,791,551
Pargesa Holding SA	40,583	2,797,547
Partners Group Holding AG	21,256	9,746,791
Roche Holding AG (participation certificate)	858,293	209,509,565
Schindler Holding AG:
(participation certificate)	53,361	10,042,317
(Reg.)	25,564	4,829,232
SGS SA (Reg.)	6,682	14,681,310
Sika AG	2,639	12,573,183
Sonova Holding AG Class B	64,933	8,985,188
Swatch Group AG (Bearer) (a)	37,375	9,617,826
Swatch Group AG (Bearer) (Reg.)	61,194	3,107,763
Swiss Life Holding AG	39,088	9,776,471
Swiss Prime Site AG	83,777	7,367,913
Swiss Re Ltd.	407,394	34,379,241
Swisscom AG	31,534	15,065,657
Syngenta AG (Switzerland)	113,647	49,615,318
UBS Group AG	4,464,814	64,551,528
Zurich Insurance Group AG	183,606	46,930,556

TOTAL SWITZERLAND		1,349,837,574

United Kingdom - 17.6%
3i Group PLC	1,175,613	9,486,382
Aberdeen Asset Management PLC	1,103,582	4,649,404
Admiral Group PLC	259,500	6,985,630
Aggreko PLC	311,873	4,173,172
Anglo American PLC (United Kingdom)	1,711,201	17,522,602
Antofagasta PLC	469,984	3,053,088
ARM Holdings PLC	1,714,571	38,185,252
Ashtead Group PLC	612,316	10,171,394
Associated British Foods PLC	432,846	17,284,792
AstraZeneca PLC (United Kingdom)	1,544,324	99,687,662
Auto Trader Group PLC	1,211,573	5,935,936
Aviva PLC	4,939,855	27,878,157
Babcock International Group PLC	309,720	4,254,174
BAE Systems PLC	3,870,567	27,351,381
Barclays PLC	20,517,545	46,371,280
Barratt Developments PLC	1,229,003	7,972,495
Berkeley Group Holdings PLC	157,337	5,520,541
BHP Billiton PLC	2,572,877	33,444,499
BP PLC	22,862,904	128,525,760
British American Tobacco PLC (United Kingdom)	2,276,174	141,219,816
British Land Co. PLC	1,193,549	10,395,320
BT Group PLC	10,334,594	52,447,601
Bunzl PLC	409,151	12,668,983
Burberry Group PLC	538,427	9,219,742
Capita Group PLC	811,973	11,035,608
Carnival PLC	231,071	11,109,316
Carphone Warehouse Group PLC	1,186,658	5,776,470
Centrica PLC	6,606,237	20,178,004
Cobham PLC	2,099,259	4,457,490
Coca-Cola European Partners PLC	263,352	10,105,206
Compass Group PLC	2,006,715	37,982,060
Croda International PLC	159,536	6,934,275
Diageo PLC	3,073,661	85,186,358
Direct Line Insurance Group PLC	1,689,049	8,184,327
easyJet PLC	193,979	2,814,695
Fresnillo PLC	269,861	5,691,150
G4S PLC (United Kingdom)	1,869,498	5,661,072
GKN PLC	2,092,362	8,540,823
GlaxoSmithKline PLC	5,949,635	128,067,362
Hammerson PLC	966,366	7,360,104
Hargreaves Lansdown PLC	315,063	5,469,444
Hikma Pharmaceuticals PLC	174,155	4,894,001
HSBC Holdings PLC (United Kingdom)	24,177,775	179,759,744
ICAP PLC	665,775	4,181,597
IMI PLC	323,004	4,483,294
Imperial Tobacco Group PLC	1,169,719	61,340,819
Inmarsat PLC	547,765	5,545,785
InterContinental Hotel Group PLC	236,069	10,108,905
Intertek Group PLC	196,956	9,028,870
Intu Properties PLC (a)	1,128,674	4,683,494
Investec PLC	745,808	4,414,945
ITV PLC	4,608,065	12,144,519
J Sainsbury PLC	1,917,100	6,049,408
Johnson Matthey PLC	235,806	10,336,072
Kingfisher PLC	2,787,378	13,594,215
Land Securities Group PLC	965,422	13,869,118
Legal & General Group PLC	7,264,207	20,060,503
Lloyds Banking Group PLC	78,463,221	61,154,911
London Stock Exchange Group PLC	381,813	13,812,957
Marks & Spencer Group PLC	1,966,914	8,896,924
Mediclinic International PLC	449,799	6,036,479
Meggitt PLC	935,336	5,751,831
Merlin Entertainments PLC	855,845	5,395,618
Mondi PLC	445,681	9,065,461
National Grid PLC	4,571,353	62,910,984
Next PLC	175,593	12,739,542
Old Mutual PLC	6,013,419	15,327,148
Pearson PLC	1,001,491	11,388,647
Persimmon PLC	374,383	8,967,168
Provident Financial PLC	180,594	7,128,639
Prudential PLC	3,139,267	56,472,267
Reckitt Benckiser Group PLC	776,952	75,052,567
RELX PLC	1,352,853	25,670,410
Rio Tinto PLC	1,507,586	45,382,417
Rolls-Royce Group PLC	2,244,275	22,691,454
Royal Bank of Scotland Group PLC (b)	4,227,863	11,192,476
Royal Dutch Shell PLC:
Class A (Netherlands)	153,285	3,758,723
Class A (United Kingdom)	4,980,870	121,731,124
Class B (United Kingdom)	4,672,925	118,958,441
Royal Mail PLC	1,092,731	7,375,487
RSA Insurance Group PLC	1,244,484	8,103,969
SABMiller PLC	1,189,257	68,682,371
Sage Group PLC	1,318,097	12,548,728
Schroders PLC	163,768	5,987,046
Scottish & Southern Energy PLC	1,226,271	24,242,423
Segro PLC	919,146	5,470,018
Severn Trent PLC	286,500	8,957,738
SKY PLC	1,257,645	14,021,036
Smith & Nephew PLC	1,094,093	17,678,400
Smiths Group PLC	473,033	8,329,800
St. James's Place Capital PLC	635,206	8,191,066
Standard Chartered PLC (United Kingdom)	3,998,975	33,713,051
Standard Life PLC	2,398,048	11,478,093
Tate & Lyle PLC	562,648	5,419,400
Taylor Wimpey PLC	3,982,327	8,435,010
Tesco PLC (b)	9,925,916	21,682,523
The Weir Group PLC	260,077	5,146,708
Travis Perkins PLC	302,495	6,613,735
Unilever PLC	1,567,731	72,776,036
United Utilities Group PLC	831,378	10,606,099
Vodafone Group PLC	32,334,758	97,575,116
Vodafone Group PLC sponsored ADR	9,027	276,678
Whitbread PLC	221,469	12,133,095
William Hill PLC	1,067,717	4,465,212
WM Morrison Supermarkets PLC	2,701,680	6,988,991
Worldpay Group PLC (b)	1,707,459	6,699,544

TOTAL UNITED KINGDOM		2,656,537,677

TOTAL COMMON STOCKS
(Cost $15,317,260,221)		14,888,120,446

Nonconvertible Preferred Stocks - 0.8%
France - 0.2%
Air Liquide SA (b)	288,912	31,688,503
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	67,466	5,056,380
Fuchs Petrolub AG	84,880	3,861,026
Henkel AG & Co. KGaA	213,786	28,055,712
Porsche Automobil Holding SE (Germany)	185,962	9,422,567
Volkswagen AG	223,431	31,028,651

TOTAL GERMANY		77,424,336

Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	7,320,761	5,365,024
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $104,626,616)		114,477,863
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase:
0% 8/17/17	4,000,000	3,977,232
0.47% to 0.62% 9/1/16 to 4/27/17 (c)	13,000,000	12,973,974
TOTAL GOVERNMENT OBLIGATIONS
(Cost $16,943,283)		16,951,206
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.42% (d)	34,357,025	34,357,025
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	85,705,396	85,705,396
TOTAL MONEY MARKET FUNDS
(Cost $120,062,421)		120,062,421
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $15,558,892,541)		15,139,611,936
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,928,499)
NET ASSETS - 100%		$15,129,683,437

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
32 ASX SPI 200 Index Contracts (Australia)	Sept. 2016	3,252,708	$154,895
2 CME Yen Denominated Nikkei 225 Contracts (United States)	Sept. 2016	163,437	13,709
5 Eurex Dax Index Contracts (Germany)	Sept. 2016	1,479,435	53,941
243 Eurex Euro Stoxx 50 Index Contracts (Germany)	Sept. 2016	8,212,947	283,539
26 Euronext CAC 40 10 Index Contracts (France)	Sept. 2016	1,287,095	(11,144)
10 HKFE Hang Seng Index Contracts (Hong Kong)	Sept. 2016	1,477,851	9,945
1,127 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	95,096,260	(490,637)
92 ICE FTSE 100 Index Contracts (United Kingdom)	Sept. 2016	8,198,153	834,829
75 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2016	1,242,093	11,097
26 SGX MSCI Singapore Index Contracts (Singapore)	Sept. 2016	592,345	(12,898)
63 TSE TOPIX Index Contracts (Japan)	Sept. 2016	8,101,435	28,336
TOTAL FUTURES CONTRACTS			$875,612

The face value of futures purchased as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
9/9/16	JPY	Goldman Sachs Bank USA	Buy	1,065,000,000	$9,968,531	$328,207
9/9/16	JPY	Goldman Sachs Bank USA	Sell	50,000,000	472,698	(10,717)
9/9/16	JPY	Goldman Sachs Bank USA	Sell	140,000,000	1,370,935	17,373
9/16/16	AUD	Goldman Sachs Bank USA	Buy	2,000,000	1,476,660	25,889
9/16/16	AUD	Goldman Sachs Bank USA	Buy	2,600,000	1,907,347	45,967
9/16/16	EUR	Goldman Sachs Bank USA	Buy	4,700,000	5,328,216	(82,289)
9/16/16	EUR	Goldman Sachs Bank USA	Buy	6,000,000	6,819,306	(122,378)
9/16/16	EUR	Goldman Sachs Bank USA	Sell	400,000	456,737	10,275
9/16/16	GBP	Goldman Sachs Bank USA	Buy	2,400,000	3,431,028	(278,331)
9/16/16	GBP	Goldman Sachs Bank USA	Buy	4,000,000	5,793,360	(538,865)
9/16/16	GBP	Goldman Sachs Bank USA	Sell	300,000	445,739	51,651
9/16/16	JPY	Goldman Sachs Bank USA	Sell	45,000,000	421,453	(13,621)
9/16/16	SEK	Goldman Sachs Bank USA	Buy	11,400,000	1,389,804	(57,173)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(624,012)

*Contract Amount is stated in U.S. Dollars unless otherwise noted

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,178,600.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$117,104
Fidelity Securities Lending Cash Central Fund	2,229,402
Total	$2,346,506

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,851,412,278	$977,209,376	$874,202,902	$--
Consumer Staples	1,897,444,848	865,918,130	1,031,526,718	--
Energy	716,552,442	138,285,144	578,267,298	--
Financials	3,502,144,869	2,320,931,788	1,181,212,983	98
Health Care	1,715,454,540	553,843,197	1,161,611,343	--
Industrials	2,098,065,831	1,454,981,480	643,084,351	--
Information Technology	852,290,835	515,230,999	337,059,836	--
Materials	1,087,452,732	822,384,391	265,068,341	--
Telecommunication Services	730,308,145	151,125,725	579,182,420	--
Utilities	551,471,789	441,897,146	109,574,643	--
Government Obligations	16,951,206	--	16,951,206	--
Money Market Funds	120,062,421	120,062,421	--	--
Total Investments in Securities:	$15,139,611,936	$8,361,869,797	$6,777,742,041	$98
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$479,362	$--	$479,362	$--
Futures Contracts	1,390,291	1,390,291	--	--
Total Assets	$1,869,653	$1,390,291	$479,362	$--
Liabilities
Forward Foreign Currency Contracts	$(1,103,374)	$--	$(1,103,374)	$--
Futures Contracts	(514,679)	(514,679)	--	--
Total Liabilities	$(1,618,053)	$(514,679)	$(1,103,374)	$--
Total Derivative Instruments:	$251,600	$875,612	$(624,012)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$707,267,533
Level 2 to Level 1	$3,061,140,472

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,390,291	$(514,679)
Total Equity Risk	1,390,291	(514,679)
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	$479,362	$(1,103,374)
Total Foreign Exchange Risk	479,362	(1,103,374)
Total Value of Derivatives	$1,869,653	$(1,618,053)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $82,709,212) — See accompanying schedule: Unaffiliated issuers (cost $15,438,830,120)	$15,019,549,515
Fidelity Central Funds (cost $120,062,421)	120,062,421
Total Investments (cost $15,558,892,541)		$15,139,611,936
Cash		11,860
Foreign currency held at value (cost $11,573,950)		11,507,808
Receivable for investments sold		6,162,222
Unrealized appreciation on foreign currency contracts		479,362
Receivable for fund shares sold		10,295,163
Dividends receivable		77,818,331
Distributions receivable from Fidelity Central Funds		127,205
Other receivables		3,714
Total assets		15,246,017,601
Liabilities
Payable for investments purchased	$17,779,211
Unrealized depreciation on foreign currency contracts	1,103,374
Payable for fund shares redeemed	10,588,408
Accrued management fee	631,621
Payable for daily variation margin for derivative instruments	207,247
Other affiliated payables	318,907
Collateral on securities loaned, at value	85,705,396
Total liabilities		116,334,164
Net Assets		$15,129,683,437
Net Assets consist of:
Paid in capital		$16,045,835,134
Undistributed net investment income		315,544,354
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(810,749,016)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(420,947,035)
Net Assets		$15,129,683,437
Investor Class:
Net Asset Value, offering price and redemption price per share ($809,158,274 ÷ 22,272,646 shares)		$36.33
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,128,266,023 ÷ 223,657,175 shares)		$36.34
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,938,201,180 ÷ 53,323,054 shares)		$36.35
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,254,057,960 ÷ 117,039,376 shares)		$36.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$350,578,117
Interest		30,090
Income from Fidelity Central Funds (including $2,229,402 from security lending)		2,346,506
Income before foreign taxes withheld		352,954,713
Less foreign taxes withheld		(29,221,469)
Total income		323,733,244
Expenses
Management fee	$4,135,079
Transfer agent fees	5,178,050
Independent trustees' fees and expenses	32,363
Interest	9,529
Miscellaneous	20,133
Total expenses before reductions	9,375,154
Expense reductions	(1,629,608)	7,745,546
Net investment income (loss)		315,987,698
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,653,226)
Foreign currency transactions	2,594,276
Futures contracts	9,113,033
Total net realized gain (loss)		6,054,083
Change in net unrealized appreciation (depreciation) on: Investment securities	1,165,701,601
Assets and liabilities in foreign currencies	653,163
Futures contracts	13,771,234
Total change in net unrealized appreciation (depreciation)		1,180,125,998
Net gain (loss)		1,186,180,081
Net increase (decrease) in net assets resulting from operations		$1,502,167,779

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$315,987,698	$457,117,481
Net realized gain (loss)	6,054,083	(15,509,316)
Change in net unrealized appreciation (depreciation)	1,180,125,998	(2,891,944,490)
Net increase (decrease) in net assets resulting from operations	1,502,167,779	(2,450,336,325)
Distributions to shareholders from net investment income	(23,940,656)	(399,468,972)
Share transactions - net increase (decrease)	47,639,231	1,382,746,318
Redemption fees	337,809	768,132
Total increase (decrease) in net assets	1,526,204,163	(1,466,290,847)
Net Assets
Beginning of period	13,603,479,274	15,069,770,121
End of period	$15,129,683,437	$13,603,479,274
Other Information
Undistributed net investment income end of period	$315,544,354	$23,497,312

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$32.81	$39.75	$41.19	$35.31	$33.06	$37.29
Income from Investment Operations
Net investment income (loss)B	.75	1.11	1.13	1.35C	1.03	1.19
Net realized and unrealized gain (loss)	2.82	(7.10)	(1.31)	5.53	2.23	(4.28)
Total from investment operations	3.57	(5.99)	(.18)	6.88	3.26	(3.09)
Distributions from net investment income	(.05)	(.95)	(1.26)	(.96)	(.97)	(1.12)
Distributions from net realized gain	–	–	–	(.04)	(.04)	(.02)
Total distributions	(.05)	(.95)	(1.26)	(1.00)	(1.01)	(1.14)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$36.33	$32.81	$39.75	$41.19	$35.31	$33.06
Total ReturnE,F	10.88%	(15.24)%	(.29)%	19.66%	10.01%	(7.92)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.11%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.11%
Net investment income (loss)	4.23%I	2.92%	2.83%	3.52%C	3.16%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$809,158	$2,652,101	$2,972,698	$2,640,165	$2,282,743	$3,424,239
Portfolio turnover rateJ	2%I	1%K	1%	2%	1%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07	$37.29
Income from Investment Operations
Net investment income (loss)B	.76	1.14	1.17	1.38C	1.06	1.20
Net realized and unrealized gain (loss)	2.82	(7.10)	(1.32)	5.54	2.22	(4.28)
Total from investment operations	3.58	(5.96)	(.15)	6.92	3.28	(3.08)
Distributions from net investment income	(.06)	(.98)	(1.29)	(.99)	(1.00)	(1.12)
Distributions from net realized gain	–	–	–	(.04)	(.04)	(.02)
Total distributions	(.06)	(.98)	(1.29)	(1.03)	(1.04)	(1.14)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$36.34	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnE,F	10.91%	(15.17)%	(.21)%	19.79%	10.07%	(7.87)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.14%I	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.11%I	.12%	.12%	.12%	.12%	.07%
Expenses net of all reductions	.11%I	.12%	.12%	.12%	.12%	.07%
Net investment income (loss)	4.32%I	3.00%	2.91%	3.60%C	3.24%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$8,128,266	$7,677,907	$8,304,964	$7,201,814	$5,322,884	$3,476,600
Portfolio turnover rateJ	2%I	1%K	1%	2%	1%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07	$31.29
Income from Investment Operations
Net investment income (loss)C	.77	1.16	1.18	1.40D	1.07	.32
Net realized and unrealized gain (loss)	2.82	(7.10)	(1.31)	5.54	2.22	2.48
Total from investment operations	3.59	(5.94)	(.13)	6.94	3.29	2.80
Distributions from net investment income	(.06)	(1.00)	(1.31)	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	–	–	–	(.04)	(.04)	–
Total distributions	(.06)	(1.00)	(1.31)	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capitalC,E	–	–	–	–	–	–
Net asset value, end of period	$36.35	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnF,G	10.95%	(15.13)%	(.16)%	19.85%	10.12%	9.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%J	.10%K	.10%K	.10%K	.10%K	.10%J,K
Expenses net of fee waivers, if any	.07%J	.07%	.07%	.07%	.07%	.07%J
Expenses net of all reductions	.07%J	.07%	.07%	.07%	.07%	.07%J
Net investment income (loss)	4.36%J	3.05%	2.96%	3.65%D	3.29%	2.19%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,938,201	$1,539,389	$1,994,854	$1,595,562	$1,269,545	$860,659
Portfolio turnover rateL	2%J	1%M	1%	2%	1%	9%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents .095%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012B
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07	$31.29
Income from Investment Operations
Net investment income (loss)C	.77	1.16	1.19	1.41D	1.08	.32
Net realized and unrealized gain (loss)	2.82	(7.10)	(1.32)	5.53	2.22	2.48
Total from investment operations	3.59	(5.94)	(.13)	6.94	3.30	2.80
Distributions from net investment income	(.06)	(1.00)	(1.31)	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	–	–	–	(.04)	(.04)	–
Total distributions	(.06)	(1.00)	(1.31)	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capitalC,E	–	–	–	–	–	–
Net asset value, end of period	$36.35	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnF,G	10.96%	(15.12)%	(.15)%	19.86%	10.13%	9.45%
Ratios to Average Net AssetsH,I
Expenses before reductions	.06%J	.08%K	.08%K	.08%K	.08%K	.08%J,K
Expenses net of fee waivers, if any	.06%J	.06%	.06%	.06%	.06%	.06%J
Expenses net of all reductions	.06%J	.06%	.06%	.06%	.06%	.06%J
Net investment income (loss)	4.37%J	3.06%	2.97%	3.66%D	3.30%	2.17%J
Supplemental Data
Net assets, end of period (000 omitted)	$4,254,058	$1,734,082	$1,797,254	$1,651,834	$1,155,733	$958,101
Portfolio turnover rateL	2%J	1%M	1%	2%	1%	9%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents .075%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund), Fidelity Extended Market Index Fund (formerly Spartan Extended Market Index Fund) and Fidelity International Index Fund (formerly Spartan International Index Fund) (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class, Institutional Premium Class (formerly Fidelity Advantage Institutional Class) and Class F shares. Fidelity Extended Market Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares. Fidelity International Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of the Fidelity Total Market Index Fund are included in the accompanying Statement of Assets and Liabilities..

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transaction, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Total Market Index	$25,884,351,775	$12,237,472,745	$(1,771,586,944)	$10,465,885,801
Fidelity Extended Market Index	16,476,924,180	5,310,162,034	(1,911,083,521)	3,399,078,513
Fidelity International Index	15,629,843,672	2,794,504,873	(3,284,736,609)	(490,231,736)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity International Index	$(119,933,607)	$(148,608,683)	$(49,793,394)	$(318,335,684)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity International Index	$(28,461,290)	$(408,956,488)	$(437,417,778)	$(755,753,462)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to .50%, .75% and 1.00% of the net asset value of shares redeemed from Fidelity Total Market Index, Fidelity Extended Market Index and Fidelity International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index
Equity Risk
Futures Contracts	$27,829,384	$7,382,274
Total Equity Risk	27,829,384	7,382,274
Interest Rate Risk
Totals	$27,829,384	$7,382,274
Fidelity Extended Market Index
Equity Risk
Futures Contracts	$16,051,619	$(1,208,559)
Total Equity Risk	16,051,619	(1,208,559)
Totals	$16,051,619	$(1,208,559)
Fidelity International Index
Equity Risk
Futures Contracts	$9,113,033	$13,771,234
Total Equity Risk	9,113,033	13,771,234
Foreign Exchange Risk
Forward Foreign Currency Contracts	$1,273,975	$(479,538)
Total Foreign Exchange Risk	1,273,975	(479,538)
Totals	$10,387,008	$13,291,696

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fidelity International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index	1,816,926,447	342,336,283
Fidelity Extended Market Index	1,131,512,957	1,157,737,323
Fidelity International Index	531,706,591	152,478,575

During the prior period, securities received in-kind through subscriptions are noted in the table below.

Value of Securities Received
Fidelity Extended Market Index	$ 173,229,639
Fidelity International Index	$ 190,907,411

Prior Fiscal Year Redemptions In-Kind. During the prior period, 10,935,696 shares of Fidelity International Index held by an unaffiliated entity were redeemed in kind for investments with a value of $358,909,549. The Fund had a net realized gain of $104,403,305 on investments delivered through the in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. Fidelity International Index recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .015%, .045% and .05% of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets, respectively. Prior to July 1, 2016, the management fee was based on an annual rate of .035% for Fidelity Total Market Index Fund and .06% for Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .028%, .055%, and .06% of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets, respectively.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.045%	.035%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.19%	.08%	.06%	.05%	n/a

Prior to July 1, 2016, the investment advisor paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.10%	.07%	.07%	.06%	n/a
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.07%	n/a
Fidelity International Index Fund	.20%	.17%	.095%	.075%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective July 1, 2016, under the amended expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Effective July 1, 2016	Paid by Class Prior to July 1, 2016
Fidelity Total Market Index
Investor Class	.075%	.075%	.065%
Premium Class	.045%	.03%	.035%
Institutional Class	.035%	.02%	.035%
Institutional Premium Class	.015%	–%	.015%
Fidelity Extended Market Index
Investor Class	.075%	.055%	.04%
Premium Class	.045%	.025%	.01%
Institutional Premium Class	.015%	–%	.01%
Fidelity International Index
Investor Class	.21%	.14%	.14%
Premium Class	.11%	.03%	.11%
Institutional Class	.035%	.01%	.035%
Institutional Premium Class	.015%	–%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Total Market Index
Investor Class	$509,513.07
Premium Class	3,379,236.03
Institutional Class	201,616.03
Institutional Premium Class	49,964.01
	$4,140,329
Fidelity Extended Market Index
Investor Class	$274,531.04
Premium Class	994,914.02
Institutional Premium Class	42,472.01
	$1,311,917
Fidelity International Index
Investor Class	$1,434,244.14
Premium Class	3,435,533.08
Institutional Class	206,647.03
Institutional Premium Class	101,626.01
	$5,178,050

 (a) Annualized

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Extended Market Index and Fidelity International Index had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Extended Market Index	Borrower	$14,297,769.60%		$3,103
Fidelity International Index	Borrower	$31,909,375.60%		$8,502

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Total Market Index	$43,469
Fidelity Extended Market Index	21,177
Fidelity International Index	20,133

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Index	$14,160,333.87%		$1,027

10. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Effective July 1, 2016, the expense limitations were discontinued. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Fidelity Total Market Index
Investor Class	.10%	$ 1,261
Premium Class	.05%	1,394,641
Institutional Class	.04%	126,009
Institutional Premium Class	.035%	52,605
Class F	.035%	11,514
Fidelity Extended Market Index
Institutional Premium Class	.06%	45,464
Premium Class	.07%(a)	11,261
Fidelity International Index
Premium Class	.12%	1,393,517
Institutional Class	.07%	128,286
Institutional Premium Class	.06%	107,766

 (a) Expense limitation in effect April 29, 2016 - June 30, 2016

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index	$3,905
Fidelity Extended Market Index	2,152
Fidelity International Index	39

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Fidelity Total Market Index
From net investment income
Investor Class	$6,046,215	$36,775,242
Premium Class	62,134,836	371,216,268
Institutional Class	3,769,910	24,158,144
Institutional Premium Class	2,656,509	16,679,596
Class F	22,408,361	128,246,091
Total	$97,015,831	$577,075,341
From net realized gain
Investor Class	$3,866,766	$10,415,400
Premium Class	37,828,374	102,706,673
Institutional Class	2,273,270	6,580,966
Institutional Premium Class	1,594,368	4,435,860
Class F	13,448,195	35,261,727
Total	$59,010,973	$159,400,626
Fidelity Extended Market Index
From net investment income
Investor Class	$2,849,754	$20,907,910
Premium Class	25,487,367	181,752,629
Institutional Premium Class	2,471,331	13,024,445
Total	$30,808,452	$215,684,984
From net realized gain
Investor Class	$10,919,060	$73,006,868
Premium Class	93,352,751	607,057,309
Institutional Premium Class	8,920,711	42,902,082
Total	$113,192,522	$722,966,259
Fidelity International Index
From net investment income
Investor Class	$4,049,425	$72,615,438
Premium Class	13,787,379	221,320,848
Institutional Class	2,668,469	48,369,961
Institutional Premium Class	3,435,383	57,162,725
Total	$23,940,656	$399,468,972

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Fidelity Total Market Index
Investor Class
Shares sold	4,730,448	32,516,383	$284,396,086	$1,998,231,479
Reinvestment of distributions	163,107	796,933	9,726,067	46,212,344
Shares redeemed	(29,083,279)	(29,931,735)	(1,741,886,047)	(1,848,270,240)
Net increase (decrease)	(24,189,724)	3,381,581	$(1,447,763,894)	$196,173,583
Premium Class
Shares sold	30,619,015	85,649,594	$1,846,880,831	$5,139,110,213
Reinvestment of distributions	1,483,583	7,249,491	88,466,083	420,402,384
Shares redeemed	(53,829,346)	(58,087,070)	(3,244,165,232)	(3,505,600,912)
Net increase (decrease)	(21,726,748)	34,812,015	$(1,308,818,318)	$2,053,911,685
Institutional Class
Shares sold	9,903,825	3,947,517	$590,599,428	$233,904,287
Reinvestment of distributions	101,360	529,934	6,043,095	30,738,655
Shares redeemed	(3,385,459)	(4,016,851)	(202,002,156)	(239,627,483)
Net increase (decrease)	6,619,726	460,600	$394,640,367	$25,015,459
Institutional Premium Class
Shares sold	51,757,172	2,442,533	$3,112,063,612	$141,575,547
Reinvestment of distributions	71,311	363,654	4,250,877	21,115,501
Shares redeemed	(2,862,461)	(4,943,244)	(175,728,140)	(298,065,697)
Net increase (decrease)	48,966,022	(2,137,057)	$2,940,586,349	$(135,374,649)
Class F
Shares sold	13,831,752	26,864,620	$831,328,179	$1,587,171,798
Reinvestment of distributions	601,317	2,819,491	35,856,556	163,507,819
Shares redeemed	(5,387,627)	(12,713,390)	(327,269,723)	(751,219,276)
Net increase (decrease)	9,045,442	16,970,721	$539,915,012	$999,460,341
Fidelity Extended Market Index
Investor Class
Shares sold	3,596,814	13,056,510	$184,669,506	$714,057,829
Reinvestment of distributions	269,606	1,789,749	13,507,251	92,010,651
Shares redeemed	(18,064,826)	(19,280,640)	(923,006,778)	(1,072,123,196)
Net increase (decrease)	(14,198,406)	(4,434,381)	$(724,830,021)	$(266,054,716)
Premium Class
Shares sold	23,506,740	66,679,219	$1,197,780,544	$3,623,901,047
Reinvestment of distributions	2,274,576	14,791,604	113,956,235	755,742,299
Shares redeemed	(29,877,563)	(56,816,552)	(1,529,926,484)	(3,010,836,900)
Net increase (decrease)	(4,096,247)	24,654,271	$(218,189,705)	$1,368,806,446
Institutional Premium Class
Shares sold	15,190,479	16,919,722(a)	$777,273,666	$905,552,559(a)
Reinvestment of distributions	227,477	1,097,022	11,392,042	55,926,527
Shares redeemed	(2,704,127)	(7,041,091)	(138,912,779)	(378,265,762)
Net increase (decrease)	12,713,829	10,975,653	$649,752,929	$583,213,324
Fidelity International Index
Investor Class
Shares sold	10,513,957	47,455,706	$370,219,280	$1,844,833,031
Reinvestment of distributions	111,704	2,020,553	3,975,543	71,406,339
Shares redeemed	(69,182,114)	(43,428,135)	(2,397,035,435)	(1,703,822,840)
Net increase (decrease)	(58,556,453)	6,048,124	$(2,022,840,612)	$212,416,530
Premium Class
Shares sold	33,888,500	87,470,831	$1,194,133,080	$3,387,859,021
Reinvestment of distributions	356,589	5,759,122	12,690,991	203,704,568
Shares redeemed	(44,559,013)	(68,157,262)	(1,565,722,864)	(2,636,420,356)
Net increase (decrease)	(10,313,924)	25,072,691	$(358,898,793)	$955,143,233
Institutional Class
Shares sold	18,657,625	17,918,076	$650,773,589	$675,220,863
Reinvestment of distributions	74,974	1,366,350	2,668,333	48,367,809
Shares redeemed	(12,314,821)	(22,551,197)	(430,570,475)	(847,401,565)
Net increase (decrease)	6,417,778	(3,266,771)	$222,871,447	$(123,812,893)
Institutional Premium Class
Shares sold	78,160,069	25,568,524(a)	$2,699,550,010	$966,043,443(a)
Reinvestment of distributions	96,525	1,614,929	3,435,338	57,162,024
Shares redeemed	(14,058,192)	(19,546,739)(b)	(496,478,159)	(684,205,858)(b)
Net increase (decrease)	64,198,402	7,636,714	$2,206,507,189	$338,999,609

 (a) Amount includes in-kind exchanges (see Note 5).

 (b) Amount includes in-kind redemptions (see Note 5: Prior Fiscal Year Redemptions In-Kind).

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fidelity Total Market Index Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Fidelity Total Market Index
Investor Class	.10%
Actual		$1,000.00	$1,144.80	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Premium Class	.05%
Actual		$1,000.00	$1,145.10	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,145.20	$.22
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.028%
Actual		$1,000.00	$1,145.20	$.15
Hypothetical-C		$1,000.00	$1,025.06	$.14
Class F	.028%
Actual		$1,000.00	$1,145.30	$.15
Hypothetical-C		$1,000.00	$1,025.06	$.14
Fidelity Extended Market Index
Investor Class	.10%
Actual		$1,000.00	$1,188.20	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Premium Class	.07%
Actual		$1,000.00	$1,188.30	$.39
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.055%
Actual		$1,000.00	$1,188.40	$.30
Hypothetical-C		$1,000.00	$1,024.93	$.28
Fidelity International Index
Investor Class	.20%
Actual		$1,000.00	$1,108.80	$1.06
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Premium Class	.11%-D
Actual		$1,000.00	$1,109.10	$.58-D
Hypothetical-C		$1,000.00	$1,024.65	$.56-D
Institutional Class	.07%
Actual		$1,000.00	$1,109.50	$.37
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.06%
Actual		$1,000.00	$1,109.60	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

 D If fees and changes to the class level expenses contract and/ or expense cap effective July 1, 2016, had been in effect during the entire period, the annualized expense ratio would have been .08% and the expenses paid in the actual and hypothetical examples above would have been $.43 and $.41, respectively.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Extended Market Index Fund (formerly Spartan Extended Market Index Fund)
Fidelity International Index Fund (formerly Spartan International Index Fund)
Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes. For Fidelity International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Extended Market Index Fund

Fidelity International Index Fund

Fidelity Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Fidelity Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee rate from 0.07% to 0.06%. The Board considered that the chart reflects the fund's lower management fee rate for 2011, as if the lower fee rate were in effect for the entire year.

At the July 2016 meeting, in connection with the renewal of the Advisory Contracts, the Board ratified (i) an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.06% to 0.045% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

Fidelity International Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee rate from 0.17% to 0.06%. The Board considered that the chart reflects the fund's lower management fee rate for 2011, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective October 1, 2015) that lowered the sub-advisory fee rate that FMR pays to Geode.

At the July 2016 meeting, in connection with the renewal of the Advisory Contracts, the Board ratified (i) an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.06% to 0.05% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

Fidelity Total Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee rate from 0.07% to 0.045%. The Board also considered that, in June 2014, it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee rate from 0.045% to 0.035%. The Board considered that the chart reflects the fund's lower management fee rate for 2011 and 2014, respectively, as if the lower fee rate were in effect for the entire year.

At the July 2016 meeting, in connection with the renewal of the management contract, the Board ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.035% to 0.015%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of each fund, after the effect of the contractual expense cap arrangements in place during 2015. The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2015.

With respect to Fidelity Extended Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Premium Class: 0.07% (0.045% effective July 1, 2016); Investor Class: 0.10%; and Premium Class: 0.07%. These contractual arrangements may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

With respect to Fidelity International Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.095% (0.06% effective July 1, 2016); Institutional Premium Class: 0.075% (0.05% effective July 1, 2016); Investor Class: 0.20% (0.19% effective July 1, 2016); and Premium Class: 0.17% (0.08% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

With respect to Fidelity Total Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.07% (0.035% effective July 1, 2016); Institutional Premium Class: 0.06% (0.015% effective July 1, 2016); Investor Class: 0.10% (0.09% effective July 1, 2016); Premium Class: 0.07% (0.045% effective July 1, 2016); and Class F: 0.015% (effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SIF-I-SANN-1016
1.929382.104

Fidelity® 500 Index Fund (formerly Spartan® 500 Index Fund) Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class) Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	3.1
Microsoft Corp.	2.4	2.4
Exxon Mobil Corp.	1.9	1.9
Johnson & Johnson	1.7	1.7
Amazon.com, Inc.	1.6	1.2
Facebook, Inc. Class A	1.5	1.4
General Electric Co.	1.5	1.6
Berkshire Hathaway, Inc. Class B	1.5	1.5
AT&T, Inc.	1.3	1.3
JPMorgan Chase & Co.	1.3	1.2
	17.8

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	19.7
Financials	16.5	15.6
Health Care	14.5	14.5
Consumer Discretionary	12.1	12.7
Consumer Staples	10.0	10.5
Industrials	9.9	10.0
Energy	6.9	6.5
Utilities	3.2	3.3
Materials	2.9	2.8
Telecommunication Services	2.6	2.7

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.3%
BorgWarner, Inc.	1,169,376	$40,215
Delphi Automotive PLC	1,466,836	103,647
Johnson Controls, Inc. (a)	3,484,000	152,878
The Goodyear Tire & Rubber Co.	1,429,044	41,942
		338,682
Automobiles - 0.5%
Ford Motor Co.	20,967,210	264,187
General Motors Co.	7,529,533	240,343
Harley-Davidson, Inc. (a)	973,083	51,281
		555,811
Distributors - 0.1%
Genuine Parts Co.	803,996	82,667
LKQ Corp. (b)	1,647,932	59,474
		142,141
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,205,841	26,119
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	2,356,091	112,621
Chipotle Mexican Grill, Inc. (a)(b)	156,911	64,919
Darden Restaurants, Inc.	612,862	37,777
Marriott International, Inc. Class A (a)	1,024,581	73,083
McDonald's Corp.	4,717,149	545,585
Royal Caribbean Cruises Ltd.	902,141	64,151
Starbucks Corp.	7,871,604	442,620
Starwood Hotels & Resorts Worldwide, Inc.	905,700	70,156
Wyndham Worldwide Corp.	601,572	42,585
Wynn Resorts Ltd. (a)	437,572	39,084
Yum! Brands, Inc.	2,189,374	198,598
		1,691,179
Household Durables - 0.5%
D.R. Horton, Inc.	1,773,910	56,872
Garmin Ltd. (a)	630,306	30,935
Harman International Industries, Inc.	379,125	32,108
Leggett & Platt, Inc.	721,797	37,880
Lennar Corp. Class A	985,528	46,615
Mohawk Industries, Inc. (b)	342,389	72,854
Newell Brands, Inc.	2,591,090	137,535
PulteGroup, Inc. (a)	1,692,049	36,159
Whirlpool Corp.	408,207	72,922
		523,880
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (b)	2,078,992	1,599,077
Expedia, Inc.	629,887	68,733
Netflix, Inc. (b)	2,301,459	224,277
Priceline Group, Inc. (b)	266,735	377,891
TripAdvisor, Inc. (b)	614,184	37,465
		2,307,443
Leisure Products - 0.1%
Hasbro, Inc.	603,074	49,295
Mattel, Inc.	1,829,378	60,607
		109,902
Media - 2.6%
CBS Corp. Class B	2,231,675	113,882
Comcast Corp. Class A	12,991,726	847,840
Discovery Communications, Inc.:
Class A (a)(b)	808,600	20,627
Class C (non-vtg.) (a)(b)	1,204,876	29,905
Interpublic Group of Companies, Inc.	2,162,313	50,036
News Corp.:
Class A	2,044,999	28,753
Class B	579,262	8,359
Omnicom Group, Inc.	1,277,544	110,035
Scripps Networks Interactive, Inc. Class A	510,614	32,358
Tegna, Inc.	1,169,204	23,688
The Walt Disney Co.	8,020,695	757,635
Time Warner, Inc.	4,225,668	331,335
Twenty-First Century Fox, Inc.:
Class A	5,887,857	144,488
Class B	2,317,049	57,579
Viacom, Inc. Class B (non-vtg.)	1,862,500	75,133
		2,631,653
Multiline Retail - 0.6%
Dollar General Corp.	1,524,874	111,941
Dollar Tree, Inc. (b)	1,265,802	104,682
Kohl's Corp.	987,156	43,810
Macy's, Inc.	1,657,153	59,956
Nordstrom, Inc. (a)	689,643	34,799
Target Corp.	3,166,455	222,253
		577,441
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	395,252	62,205
AutoNation, Inc. (a)(b)	382,280	18,101
AutoZone, Inc. (a)(b)	160,446	119,019
Bed Bath & Beyond, Inc.	829,488	38,463
Best Buy Co., Inc.	1,515,040	58,299
CarMax, Inc. (a)(b)	1,041,536	61,399
Foot Locker, Inc.	731,298	48,002
Gap, Inc. (a)	1,218,916	30,314
Home Depot, Inc.	6,684,641	896,544
L Brands, Inc.	1,359,499	103,607
Lowe's Companies, Inc.	4,761,463	364,538
O'Reilly Automotive, Inc. (a)(b)	518,304	145,099
Ross Stores, Inc.	2,159,084	134,381
Signet Jewelers Ltd. (a)	419,164	34,363
Staples, Inc.	3,472,824	29,727
Tiffany & Co., Inc.	589,125	42,046
TJX Companies, Inc.	3,552,313	275,091
Tractor Supply Co.	716,967	60,189
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	335,601	82,964
Urban Outfitters, Inc. (a)(b)	465,701	16,695
		2,621,046
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,493,987	57,040
Hanesbrands, Inc.	2,028,579	53,838
Michael Kors Holdings Ltd. (a)(b)	948,268	46,418
NIKE, Inc. Class B	7,154,621	412,392
PVH Corp.	435,466	46,926
Ralph Lauren Corp.	306,401	31,749
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	984,104	39,000
Class C (non-vtg.)	989,119	35,262
VF Corp.	1,792,669	111,235
		833,860

TOTAL CONSUMER DISCRETIONARY		12,359,157

CONSUMER STAPLES - 10.0%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	1,080,095	52,439
Constellation Brands, Inc. Class A (sub. vtg.)	947,935	155,509
Dr. Pepper Snapple Group, Inc.	998,455	93,555
Molson Coors Brewing Co. Class B	989,396	101,235
Monster Beverage Corp. (b)	756,477	116,414
PepsiCo, Inc.	7,761,539	828,544
The Coca-Cola Co.	20,922,052	908,645
		2,256,341
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	2,353,937	381,550
CVS Health Corp.	5,771,230	539,033
Kroger Co.	5,125,151	163,954
Sysco Corp.	2,816,076	146,042
Wal-Mart Stores, Inc.	8,206,141	586,247
Walgreens Boots Alliance, Inc.	4,643,740	374,796
Whole Foods Market, Inc. (a)	1,725,031	52,406
		2,244,028
Food Products - 1.8%
Archer Daniels Midland Co.	3,157,357	138,166
Campbell Soup Co.	963,492	58,503
ConAgra Foods, Inc.	2,345,066	109,304
General Mills, Inc.	3,194,005	226,199
Hormel Foods Corp.	1,452,067	55,556
Kellogg Co.	1,354,301	111,337
McCormick & Co., Inc. (non-vtg.)	619,400	63,154
Mead Johnson Nutrition Co. Class A	1,003,034	85,328
Mondelez International, Inc.	8,339,961	375,465
The Hershey Co.	755,149	75,432
The J.M. Smucker Co.	643,097	91,185
The Kraft Heinz Co.	3,201,614	286,512
Tyson Foods, Inc. Class A	1,614,929	122,040
		1,798,181
Household Products - 2.0%
Church & Dwight Co., Inc.	689,579	68,558
Clorox Co.	695,006	91,074
Colgate-Palmolive Co.	4,798,611	356,729
Kimberly-Clark Corp.	1,935,139	247,814
Procter & Gamble Co.	14,303,397	1,248,830
		2,013,005
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,196,028	106,722
Tobacco - 1.7%
Altria Group, Inc.	10,512,802	694,791
Philip Morris International, Inc.	8,335,679	832,984
Reynolds American, Inc.	4,448,474	220,511
		1,748,286

TOTAL CONSUMER STAPLES		10,166,563

ENERGY - 6.9%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	2,353,121	115,609
Diamond Offshore Drilling, Inc. (a)	346,427	6,399
FMC Technologies, Inc. (b)	1,216,313	34,300
Halliburton Co.	4,617,239	198,587
Helmerich & Payne, Inc. (a)	580,545	35,100
National Oilwell Varco, Inc.	2,026,127	67,956
Schlumberger Ltd.	7,466,546	589,857
Transocean Ltd. (United States) (a)	1,844,660	17,893
		1,065,701
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	2,742,767	146,656
Apache Corp.	2,034,043	101,092
Cabot Oil & Gas Corp.	2,498,665	61,542
Chesapeake Energy Corp. (a)(b)	3,142,616	19,956
Chevron Corp.	10,127,400	1,018,614
Cimarex Energy Co.	509,486	67,344
Concho Resources, Inc. (a)(b)	748,789	96,744
ConocoPhillips Co.	6,654,443	273,165
Devon Energy Corp.	2,815,701	122,004
EOG Resources, Inc.	2,956,899	261,656
EQT Corp.	928,199	66,366
Exxon Mobil Corp.	22,281,713	1,941,628
Hess Corp.	1,416,491	76,915
Kinder Morgan, Inc.	9,832,793	214,847
Marathon Oil Corp.	4,554,826	68,413
Marathon Petroleum Corp.	2,847,055	121,028
Murphy Oil Corp.	869,768	23,240
Newfield Exploration Co. (b)	1,056,989	45,831
Noble Energy, Inc.	2,302,916	79,405
Occidental Petroleum Corp.	4,103,943	315,388
ONEOK, Inc.	1,128,994	52,939
Phillips 66 Co.	2,513,536	197,187
Pioneer Natural Resources Co.	878,869	157,361
Range Resources Corp. (a)	912,126	35,181
Southwestern Energy Co. (a)(b)	2,543,325	35,378
Spectra Energy Corp.	3,676,585	130,960
Tesoro Corp.	644,710	48,624
The Williams Companies, Inc.	3,670,184	102,545
Valero Energy Corp.	2,524,475	139,730
		6,021,739

TOTAL ENERGY		7,087,440

FINANCIALS - 16.5%
Banks - 5.6%
Bank of America Corp.	55,195,888	890,862
BB&T Corp.	4,410,903	169,820
Citigroup, Inc.	15,770,769	752,897
Citizens Financial Group, Inc.	2,842,460	70,408
Comerica, Inc.	941,078	44,504
Fifth Third Bancorp	4,125,315	83,166
Huntington Bancshares, Inc.	5,831,464	58,373
JPMorgan Chase & Co.	19,648,968	1,326,305
KeyCorp	5,818,899	73,085
M&T Bank Corp.	854,377	101,098
Peoples United Financial, Inc. (a)	1,670,405	27,144
PNC Financial Services Group, Inc.	2,683,105	241,748
Regions Financial Corp.	6,806,651	67,862
SunTrust Banks, Inc.	2,692,809	118,672
U.S. Bancorp	8,720,177	384,996
Wells Fargo & Co.	24,826,069	1,261,164
Zions Bancorporation	1,099,541	33,635
		5,705,739
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)(b)	289,147	41,073
Ameriprise Financial, Inc.	890,992	90,061
Bank of New York Mellon Corp.	5,787,679	241,173
BlackRock, Inc. Class A	675,943	251,998
Charles Schwab Corp.	6,462,887	203,322
E*TRADE Financial Corp. (b)	1,497,743	39,510
Franklin Resources, Inc.	1,980,162	72,276
Goldman Sachs Group, Inc.	2,075,861	351,775
Invesco Ltd.	2,242,190	69,934
Legg Mason, Inc.	566,374	19,591
Morgan Stanley	8,118,669	260,285
Northern Trust Corp.	1,152,471	81,353
State Street Corp.	2,127,574	149,441
T. Rowe Price Group, Inc.	1,333,697	92,745
		1,964,537
Consumer Finance - 0.8%
American Express Co.	4,343,799	284,866
Capital One Financial Corp.	2,751,751	197,025
Discover Financial Services	2,215,081	132,905
Navient Corp.	1,776,008	25,539
Synchrony Financial	4,481,049	124,708
		765,043
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (b)	10,069,062	1,515,293
Broadcom Ltd.	1,993,160	351,633
CME Group, Inc.	1,819,674	197,162
IntercontinentalExchange, Inc.	639,691	180,406
Leucadia National Corp.	1,791,213	34,302
McGraw Hill Financial, Inc.	1,421,822	175,652
Moody's Corp.	908,338	98,727
The NASDAQ OMX Group, Inc.	618,812	44,066
		2,597,241
Insurance - 2.7%
AFLAC, Inc.	2,224,549	165,017
Allstate Corp.	2,011,651	138,723
American International Group, Inc.	6,013,091	359,763
Aon PLC	1,423,536	158,511
Arthur J. Gallagher & Co.	951,798	47,028
Assurant, Inc.	332,817	29,804
Chubb Ltd.	2,495,862	316,800
Cincinnati Financial Corp.	794,837	61,290
Hartford Financial Services Group, Inc.	2,113,845	86,816
Lincoln National Corp.	1,284,298	61,685
Loews Corp.	1,439,156	60,243
Marsh & McLennan Companies, Inc.	2,800,833	189,420
MetLife, Inc.	5,903,661	256,219
Principal Financial Group, Inc.	1,448,491	71,077
Progressive Corp.	3,132,736	102,002
Prudential Financial, Inc.	2,375,076	188,534
The Travelers Companies, Inc.	1,571,178	186,515
Torchmark Corp.	602,932	38,998
Unum Group	1,277,597	45,495
Willis Group Holdings PLC	743,910	92,252
XL Group Ltd.	1,529,666	52,360
		2,708,552
Real Estate Investment Trusts - 3.0%
American Tower Corp.	2,281,363	258,661
Apartment Investment & Management Co. Class A	841,539	38,021
AvalonBay Communities, Inc.	737,042	128,990
Boston Properties, Inc.	825,425	115,667
Crown Castle International Corp.	1,810,308	171,563
Digital Realty Trust, Inc.	788,933	78,175
Equinix, Inc.	373,075	137,534
Equity Residential (SBI)	1,964,016	127,406
Essex Property Trust, Inc.	351,585	79,845
Extra Space Storage, Inc.	672,813	54,195
Federal Realty Investment Trust (SBI)	381,001	60,579
General Growth Properties, Inc.	3,132,252	91,274
HCP, Inc.	2,509,886	98,714
Host Hotels & Resorts, Inc. (a)	4,015,679	71,559
Iron Mountain, Inc.	1,284,332	49,331
Kimco Realty Corp.	2,254,974	67,762
Prologis, Inc.	2,823,047	149,932
Public Storage	791,905	177,339
Realty Income Corp.	1,384,374	90,995
Simon Property Group, Inc.	1,662,602	358,241
SL Green Realty Corp.	538,621	63,406
The Macerich Co.	678,235	55,541
UDR, Inc.	1,435,453	51,935
Ventas, Inc.	1,816,945	132,037
Vornado Realty Trust	953,494	98,505
Welltower, Inc.	1,918,303	147,230
Weyerhaeuser Co.	4,014,384	127,858
		3,082,295
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	1,568,138	46,872

TOTAL FINANCIALS		16,870,279

HEALTH CARE - 14.5%
Biotechnology - 3.0%
AbbVie, Inc.	8,690,838	557,083
Alexion Pharmaceuticals, Inc. (b)	1,203,766	151,506
Amgen, Inc.	4,036,647	686,472
Biogen, Inc. (b)	1,177,066	359,747
Celgene Corp. (b)	4,162,299	444,284
Gilead Sciences, Inc.	7,156,513	560,927
Regeneron Pharmaceuticals, Inc. (b)	419,117	164,524
Vertex Pharmaceuticals, Inc. (b)	1,329,129	125,616
		3,050,159
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	7,894,452	331,725
Baxter International, Inc.	2,967,572	138,675
Becton, Dickinson & Co.	1,140,261	202,066
Boston Scientific Corp. (b)	7,291,091	173,674
C.R. Bard, Inc.	393,977	87,006
Danaher Corp.	3,219,597	262,107
Dentsply Sirona, Inc.	1,258,635	77,356
Edwards Lifesciences Corp. (b)	1,137,903	131,041
Hologic, Inc. (b)	1,303,509	50,081
Intuitive Surgical, Inc. (b)	204,516	140,384
Medtronic PLC	7,555,946	657,594
St. Jude Medical, Inc.	1,527,556	119,027
Stryker Corp.	1,688,046	195,239
Varian Medical Systems, Inc. (a)(b)	511,635	49,183
Zimmer Biomet Holdings, Inc.	1,070,607	138,761
		2,753,919
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,883,941	220,647
AmerisourceBergen Corp.	985,907	85,744
Anthem, Inc.	1,412,971	176,734
Cardinal Health, Inc.	1,750,758	139,483
Centene Corp. (b)	916,017	62,555
Cigna Corp.	1,378,367	176,789
DaVita HealthCare Partners, Inc. (b)	876,601	56,655
Express Scripts Holding Co. (b)	3,400,351	247,206
HCA Holdings, Inc. (b)	1,618,016	122,241
Henry Schein, Inc. (b)	440,980	72,228
Humana, Inc.	800,846	143,119
Laboratory Corp. of America Holdings (b)	550,244	75,345
McKesson Corp.	1,209,144	223,232
Patterson Companies, Inc. (a)	447,261	20,574
Quest Diagnostics, Inc.	760,116	62,953
UnitedHealth Group, Inc.	5,109,123	695,096
Universal Health Services, Inc. Class B	482,323	58,134
		2,638,735
Health Care Technology - 0.1%
Cerner Corp. (b)	1,616,841	104,351
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,761,265	82,744
Illumina, Inc. (b)	790,975	133,153
PerkinElmer, Inc.	585,870	31,198
Thermo Fisher Scientific, Inc.	2,114,527	321,810
Waters Corp. (b)	434,935	68,420
		637,325
Pharmaceuticals - 5.5%
Allergan PLC (b)	2,125,515	498,518
Bristol-Myers Squibb Co.	8,969,980	514,787
Eli Lilly & Co.	5,219,669	405,829
Endo International PLC (b)	1,100,756	22,786
Johnson & Johnson	14,780,519	1,763,907
Mallinckrodt PLC (b)	587,461	43,789
Merck & Co., Inc.	14,873,914	933,933
Mylan N.V. (b)	2,421,982	102,595
Perrigo Co. PLC	769,606	70,026
Pfizer, Inc.	32,589,317	1,134,108
Zoetis, Inc. Class A	2,453,013	125,349
		5,615,627

TOTAL HEALTH CARE		14,800,116

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,543,843	235,004
Honeywell International, Inc.	4,095,206	477,951
L-3 Communications Holdings, Inc.	413,505	61,538
Lockheed Martin Corp.	1,406,935	341,843
Northrop Grumman Corp.	969,655	205,635
Raytheon Co.	1,595,815	223,622
Rockwell Collins, Inc.	699,595	58,549
Textron, Inc.	1,444,562	59,010
The Boeing Co.	3,217,585	416,516
TransDigm Group, Inc. (a)(b)	284,681	81,188
United Technologies Corp.	4,182,098	445,101
		2,605,957
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	767,154	53,256
Expeditors International of Washington, Inc.	978,290	49,550
FedEx Corp.	1,341,404	221,238
United Parcel Service, Inc. Class B	3,710,122	405,220
		729,264
Airlines - 0.5%
Alaska Air Group, Inc.	662,297	44,725
American Airlines Group, Inc.	2,847,474	103,363
Delta Air Lines, Inc.	4,146,131	152,370
Southwest Airlines Co.	3,431,970	126,571
United Continental Holdings, Inc. (b)	1,803,875	90,933
		517,962
Building Products - 0.2%
Allegion PLC	514,425	36,637
Fortune Brands Home & Security, Inc.	824,162	52,384
Masco Corp.	1,788,002	63,438
		152,459
Commercial Services & Supplies - 0.4%
Cintas Corp.	465,732	54,728
Pitney Bowes, Inc.	1,013,545	19,014
Republic Services, Inc.	1,275,077	64,417
Stericycle, Inc. (a)(b)	456,279	39,231
Tyco International Ltd.	2,286,403	99,870
Waste Management, Inc.	2,220,124	141,955
		419,215
Construction & Engineering - 0.1%
Fluor Corp.	748,149	38,829
Jacobs Engineering Group, Inc. (b)	655,160	34,520
Quanta Services, Inc. (b)	811,588	20,882
		94,231
Electrical Equipment - 0.6%
Acuity Brands, Inc.	235,520	64,796
AMETEK, Inc.	1,254,224	61,143
Eaton Corp. PLC	2,461,052	163,758
Emerson Electric Co.	3,457,031	182,116
Fortive Corp.	1,609,799	84,788
Rockwell Automation, Inc.	699,949	81,145
		637,746
Industrial Conglomerates - 2.2%
3M Co.	3,259,092	584,160
General Electric Co.	49,412,638	1,543,651
Roper Technologies, Inc.	543,801	96,552
		2,224,363
Machinery - 1.3%
Caterpillar, Inc.	3,137,406	257,110
Cummins, Inc.	851,346	106,938
Deere & Co. (a)	1,604,230	135,638
Dover Corp.	833,689	60,442
Flowserve Corp.	700,525	33,884
Illinois Tool Works, Inc.	1,737,959	206,556
Ingersoll-Rand PLC	1,383,476	94,063
PACCAR, Inc.	1,883,204	112,691
Parker Hannifin Corp.	723,706	88,676
Pentair PLC	971,073	62,197
Snap-On, Inc.	312,446	47,895
Stanley Black & Decker, Inc.	806,651	99,823
Xylem, Inc.	961,299	48,892
		1,354,805
Professional Services - 0.3%
Dun & Bradstreet Corp.	194,831	26,818
Equifax, Inc.	639,518	84,352
Nielsen Holdings PLC	1,938,776	103,298
Robert Half International, Inc.	705,640	27,047
Verisk Analytics, Inc. (b)	831,345	69,043
		310,558
Road & Rail - 0.8%
CSX Corp.	5,136,328	145,255
J.B. Hunt Transport Services, Inc.	478,222	37,966
Kansas City Southern	580,271	56,124
Norfolk Southern Corp.	1,589,141	149,220
Ryder System, Inc.	288,572	18,907
Union Pacific Corp.	4,519,276	431,726
		839,198
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,552,306	66,920
United Rentals, Inc. (b)	475,564	39,144
W.W. Grainger, Inc. (a)	303,151	69,925
		175,989

TOTAL INDUSTRIALS		10,061,747

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	27,027,034	849,730
F5 Networks, Inc. (b)	359,922	44,173
Harris Corp.	670,212	62,316
Juniper Networks, Inc.	1,898,069	43,807
Motorola Solutions, Inc.	853,770	65,732
		1,065,758
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,654,638	103,100
Corning, Inc.	5,778,362	131,111
FLIR Systems, Inc.	739,562	22,801
TE Connectivity Ltd.	1,921,641	122,159
		379,171
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)(b)	943,539	51,800
Alphabet, Inc.:
Class A	1,578,055	1,246,427
Class C (b)	1,587,101	1,217,386
eBay, Inc. (b)	5,679,719	182,660
Facebook, Inc. Class A (b)	12,422,750	1,566,757
VeriSign, Inc. (a)(b)	512,946	38,189
Yahoo!, Inc. (b)	4,696,017	200,755
		4,503,974
IT Services - 3.7%
Accenture PLC Class A	3,351,925	385,471
Alliance Data Systems Corp. (b)	316,713	64,793
Automatic Data Processing, Inc.	2,447,806	219,837
Cognizant Technology Solutions Corp. Class A (b)	3,255,628	187,003
CSRA, Inc.	737,095	18,715
Fidelity National Information Services, Inc.	1,491,045	118,285
Fiserv, Inc. (b)	1,194,685	123,112
Global Payments, Inc.	827,510	62,849
IBM Corp.	4,745,666	753,991
MasterCard, Inc. Class A	5,216,567	504,077
Paychex, Inc.	1,722,240	104,488
PayPal Holdings, Inc. (b)	5,926,645	220,175
Teradata Corp. (a)(b)	698,552	22,165
The Western Union Co. (a)	2,639,113	56,794
Total System Services, Inc.	907,694	44,704
Visa, Inc. Class A	10,235,348	828,040
Xerox Corp.	5,116,731	50,400
		3,764,899
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	1,651,537	103,320
Applied Materials, Inc.	5,852,490	174,638
First Solar, Inc. (a)(b)	412,058	15,584
Intel Corp.	25,373,551	910,657
KLA-Tencor Corp.	836,693	57,949
Lam Research Corp. (a)	857,607	80,032
Linear Technology Corp.	1,284,787	74,826
Microchip Technology, Inc. (a)	1,154,331	71,465
Micron Technology, Inc. (b)	5,572,508	91,891
NVIDIA Corp.	2,725,964	167,211
Qorvo, Inc. (a)(b)	685,285	39,356
Qualcomm, Inc.	7,893,178	497,823
Skyworks Solutions, Inc.	1,022,240	76,525
Texas Instruments, Inc.	5,396,188	375,251
Xilinx, Inc.	1,363,401	73,910
		2,810,438
Software - 4.3%
Activision Blizzard, Inc.	2,737,127	113,235
Adobe Systems, Inc. (b)	2,687,866	274,996
Autodesk, Inc. (b)	1,206,823	81,340
CA Technologies, Inc.	1,590,059	53,919
Citrix Systems, Inc. (b)	833,436	72,676
Electronic Arts, Inc. (b)	1,620,694	131,649
Intuit, Inc.	1,374,916	153,234
Microsoft Corp.	42,238,026	2,426,997
Oracle Corp.	16,724,398	689,380
Red Hat, Inc. (b)	974,942	71,151
Salesforce.com, Inc. (b)	3,422,098	271,783
Symantec Corp.	3,290,136	79,391
		4,419,751
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	29,432,809	3,122,828
EMC Corp.	10,495,455	304,263
Hewlett Packard Enterprise Co.	8,929,185	191,799
HP, Inc.	9,191,906	132,088
NetApp, Inc.	1,553,380	53,731
Seagate Technology LLC (a)	1,603,897	54,115
Western Digital Corp.	1,512,296	70,579
		3,929,403

TOTAL INFORMATION TECHNOLOGY		20,873,394

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,044,995	162,622
Albemarle Corp. U.S.	603,426	48,256
CF Industries Holdings, Inc.	1,252,525	32,566
E.I. du Pont de Nemours & Co.	4,693,794	326,688
Eastman Chemical Co.	798,811	54,231
Ecolab, Inc.	1,418,461	174,542
FMC Corp.	718,712	33,736
International Flavors & Fragrances, Inc.	428,342	59,360
LyondellBasell Industries NV Class A	1,834,405	144,716
Monsanto Co.	2,347,376	249,996
PPG Industries, Inc.	1,429,683	151,375
Praxair, Inc.	1,532,865	187,071
Sherwin-Williams Co.	422,466	119,858
The Dow Chemical Co.	6,033,489	323,636
The Mosaic Co.	1,879,727	56,523
		2,125,176
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	341,360	62,479
Vulcan Materials Co.	715,682	81,495
		143,974
Containers & Packaging - 0.4%
Avery Dennison Corp.	479,206	37,110
Ball Corp.	934,737	74,022
International Paper Co.	2,209,433	107,135
Owens-Illinois, Inc. (b)	870,068	15,600
Sealed Air Corp.	1,059,326	49,926
WestRock Co.	1,357,393	65,019
		348,812
Metals & Mining - 0.3%
Alcoa, Inc.	7,066,695	71,232
Freeport-McMoRan, Inc. (a)	7,146,722	73,540
Newmont Mining Corp.	2,850,790	109,014
Nucor Corp.	1,708,384	82,874
		336,660

TOTAL MATERIALS		2,954,622

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	33,079,116	1,352,274
CenturyLink, Inc.	2,934,196	81,571
Frontier Communications Corp.	6,303,516	28,996
Level 3 Communications, Inc. (b)	1,557,895	77,318
Verizon Communications, Inc.	21,903,834	1,146,228
		2,686,387
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	1,220,451	46,316
American Electric Power Co., Inc.	2,640,058	170,469
Duke Energy Corp.	3,701,809	294,886
Edison International	1,750,736	127,314
Entergy Corp.	960,461	75,108
Eversource Energy	1,704,504	91,992
Exelon Corp.	4,953,281	168,412
FirstEnergy Corp.	2,282,180	74,696
NextEra Energy, Inc.	2,479,568	299,879
PG&E Corp.	2,665,460	165,099
Pinnacle West Capital Corp.	597,208	44,814
PPL Corp.	3,637,547	126,514
Southern Co.	5,043,285	258,872
Xcel Energy, Inc.	2,729,473	112,891
		2,057,262
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	1,692,162	20,492
The AES Corp.	3,541,126	42,741
		63,233
Multi-Utilities - 1.1%
Ameren Corp.	1,303,793	64,433
CenterPoint Energy, Inc.	2,313,920	51,994
CMS Energy Corp.	1,500,038	62,957
Consolidated Edison, Inc.	1,634,396	122,988
Dominion Resources, Inc.	3,311,232	245,561
DTE Energy Co.	964,190	89,573
NiSource, Inc.	1,727,808	41,364
Public Service Enterprise Group, Inc.	2,718,598	116,247
SCANA Corp.	767,961	54,256
Sempra Energy	1,273,638	133,261
WEC Energy Group, Inc.	1,696,122	101,564
		1,084,198
Water Utilities - 0.1%
American Water Works Co., Inc.	954,947	70,657

TOTAL UTILITIES		3,275,350

TOTAL COMMON STOCKS
(Cost $59,891,654)		101,135,055
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.43% to 0.57% 9/15/16 to 3/30/17 (c)
(Cost $69,855)	70,000	69,872
	Shares	Value (000s)

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.42% (d)	678,681,445	$678,681
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	1,639,110,531	1,639,111
TOTAL MONEY MARKET FUNDS
(Cost $2,317,792)		2,317,792
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $62,279,301)		103,522,719
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,527,913)
NET ASSETS - 100%		$101,994,806

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
7,880 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	854,783	$18,846

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,410,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,922
Fidelity Securities Lending Cash Central Fund	3,144
Total	$5,066

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$12,359,157	$12,359,157	$--	$--
Consumer Staples	10,166,563	10,166,563	--	--
Energy	7,087,440	7,087,440	--	--
Financials	16,870,279	16,870,279	--	--
Health Care	14,800,116	14,800,116	--	--
Industrials	10,061,747	10,061,747	--	--
Information Technology	20,873,394	20,873,394	--	--
Materials	2,954,622	2,954,622	--	--
Telecommunication Services	2,686,387	2,686,387	--	--
Utilities	3,275,350	3,275,350	--	--
U.S. Government and Government Agency Obligations	69,872	--	69,872	--
Money Market Funds	2,317,792	2,317,792	--	--
Total Investments in Securities:	$103,522,719	$103,452,847	$69,872	$--
Derivative Instruments:
Assets
Futures Contracts	$18,846	$18,846	$--	$--
Total Assets	$18,846	$18,846	$--	$--
Total Derivative Instruments:	$18,846	$18,846	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$18,846	$0
Total Equity Risk	18,846	0
Total Value of Derivatives	$18,846	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin is presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,588,946) — See accompanying schedule: Unaffiliated issuers (cost $59,961,509)	$101,204,927
Fidelity Central Funds (cost $2,317,792)	2,317,792
Total Investments (cost $62,279,301)		$103,522,719
Receivable for fund shares sold		384,365
Dividends receivable		229,371
Distributions receivable from Fidelity Central Funds		525
Other receivables		2,179
Total assets		104,139,159
Liabilities
Payable for investments purchased	$155,149
Payable for fund shares redeemed	342,125
Accrued management fee	1,273
Payable for daily variation margin for derivative instruments	2,237
Other affiliated payables	2,212
Other payables and accrued expenses	2,246
Collateral on securities loaned, at value	1,639,111
Total liabilities		2,144,353
Net Assets		$101,994,806
Net Assets consist of:
Paid in capital		$60,388,141
Undistributed net investment income		403,561
Accumulated undistributed net realized gain (loss) on investments		(59,160)
Net unrealized appreciation (depreciation) on investments		41,262,264
Net Assets		$101,994,806
Investor Class:
Net Asset Value, offering price and redemption price per share ($4,765,426 ÷ 62,199 shares)		$76.62
Premium Class:
Net Asset Value, offering price and redemption price per share ($57,253,269 ÷ 747,157 shares)		$76.63
Institutional Class:
Net Asset Value, offering price and redemption price per share ($28,082,438 ÷ 366,461 shares)		$76.63
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($11,893,673 ÷ 155,205 shares)		$76.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$1,043,661
Interest		142
Income from Fidelity Central Funds		5,066
Total income		1,048,869
Expenses
Management fee	$10,384
Transfer agent fees	16,406
Independent trustees' fees and expenses	210
Appreciation in deferred trustee compensation account	1
Miscellaneous	129
Total expenses before reductions	27,130
Expense reductions	(4,826)	22,304
Net investment income (loss)		1,026,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	216,402
Futures contracts	149,579
Total net realized gain (loss)		365,981
Change in net unrealized appreciation (depreciation) on: Investment securities	10,582,597
Futures contracts	6,247
Total change in net unrealized appreciation (depreciation)		10,588,844
Net gain (loss)		10,954,825
Net increase (decrease) in net assets resulting from operations		$11,981,390

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,026,565	$1,837,904
Net realized gain (loss)	365,981	191,820
Change in net unrealized appreciation (depreciation)	10,588,844	(7,595,149)
Net increase (decrease) in net assets resulting from operations	11,981,390	(5,565,425)
Distributions to shareholders from net investment income	(941,462)	(1,909,653)
Distributions to shareholders from net realized gain	(25,800)	(563,349)
Total distributions	(967,262)	(2,473,002)
Share transactions - net increase (decrease)	3,548,669	6,532,800
Total increase (decrease) in net assets	14,562,797	(1,505,627)
Net Assets
Beginning of period	87,432,009	88,937,636
End of period	$101,994,806	$87,432,009
Other Information
Undistributed net investment income end of period	$403,561	$318,458

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$68.13	$74.71	$66.10	$53.81	$48.49	$47.09
Income from Investment Operations
Net investment income (loss)B	.77	1.45	1.44	1.19	1.10	.89
Net realized and unrealized gain (loss)	8.44	(6.05)	8.64	12.26	5.28	1.40
Total from investment operations	9.21	(4.60)	10.08	13.45	6.38	2.29
Distributions from net investment income	(.70)	(1.52)	(1.31)	(1.16)	(1.06)	(.89)
Distributions from net realized gain	(.02)	(.46)	(.16)	–	–	–
Total distributions	(.72)	(1.98)	(1.47)	(1.16)	(1.06)	(.89)
Net asset value, end of period	$76.62	$68.13	$74.71	$66.10	$53.81	$48.49
Total ReturnC,D	13.56%	(6.26)%	15.40%	25.27%	13.36%	5.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%G	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%G	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.08%G	2.02%	2.06%	1.98%	2.21%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$4,765	$7,635	$7,315	$5,751	$4,705	$13,407
Portfolio turnover rateH	4%G	5%	4%	4%	4%	5%I

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.72	$66.11	$53.82	$48.50	$47.10
Income from Investment Operations
Net investment income (loss)B	.78	1.48	1.48	1.22	1.13	.90
Net realized and unrealized gain (loss)	8.44	(6.04)	8.63	12.26	5.27	1.40
Total from investment operations	9.22	(4.56)	10.11	13.48	6.40	2.30
Distributions from net investment income	(.72)	(1.55)	(1.34)	(1.19)	(1.08)	(.90)
Distributions from net realized gain	(.02)	(.46)	(.16)	–	–	–
Total distributions	(.74)	(2.01)	(1.50)	(1.19)	(1.08)	(.90)
Net asset value, end of period	$76.63	$68.15	$74.72	$66.11	$53.82	$48.50
Total ReturnC,D	13.57%	(6.21)%	15.45%	25.32%	13.39%	5.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G,H	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	2.12%G	2.06%	2.11%	2.02%	2.25%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$57,253	$49,215	$49,784	$38,736	$28,996	$16,230
Portfolio turnover rateI	4%G	5%	4%	4%	4%	5%J

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents .062%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.73	$66.11	$53.82	$48.50	$47.74
Income from Investment Operations
Net investment income (loss)C	.79	1.49	1.48	1.22	1.13	.79
Net realized and unrealized gain (loss)	8.44	(6.05)	8.64	12.26	5.28	.68
Total from investment operations	9.23	(4.56)	10.12	13.48	6.41	1.47
Distributions from net investment income	(.73)	(1.56)	(1.35)	(1.19)	(1.09)	(.71)
Distributions from net realized gain	(.02)	(.46)	(.16)	–	–	–
Total distributions	(.75)	(2.02)	(1.50)D	(1.19)	(1.09)	(.71)
Net asset value, end of period	$76.63	$68.15	$74.73	$66.11	$53.82	$48.50
Total ReturnE,F	13.58%	(6.21)%	15.47%	25.33%	13.42%	3.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I,J	.05%	.05%	.05%	.05%	.05%I
Expenses net of fee waivers, if any	.04%I	.04%	.04%	.04%	.04%	.05%I
Expenses net of all reductions	.04%I	.04%	.04%	.04%	.04%	.05%I
Net investment income (loss)	2.13%I	2.07%	2.12%	2.03%	2.27%	2.19%I
Supplemental Data
Net assets, end of period (in millions)	$28,082	$23,860	$25,621	$22,636	$17,703	$14,629
Portfolio turnover rateK	4%I	5%	4%	4%	4%	5%L

 A For the year ended February 29.

 B For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents .045%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.73	$66.11	$53.83	$48.50	$47.74
Income from Investment Operations
Net investment income (loss)C	.80	1.50	1.50	1.24	1.14	.81
Net realized and unrealized gain (loss)	8.43	(6.05)	8.64	12.24	5.29	.67
Total from investment operations	9.23	(4.55)	10.14	13.48	6.43	1.48
Distributions from net investment income	(.73)	(1.57)	(1.36)	(1.20)	(1.10)	(.72)
Distributions from net realized gain	(.02)	(.46)	(.16)	–	–	–
Total distributions	(.75)	(2.03)	(1.52)	(1.20)	(1.10)	(.72)
Net asset value, end of period	$76.63	$68.15	$74.73	$66.11	$53.83	$48.50
Total ReturnD,E	13.59%	(6.19)%	15.50%	25.34%	13.46%	3.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H,I	.03%J	.03%J	.03%J	.03%J	.03%H,J
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%	.02%	.03%H,J
Expenses net of all reductions	.02%H	.02%	.02%	.02%	.02%	.03%H,J
Net investment income (loss)	2.15%H	2.09%	2.14%	2.05%	2.29%	2.24%H
Supplemental Data
Net assets, end of period (in millions)	$11,894	$6,722	$6,217	$3,506	$1,912	$716
Portfolio turnover rateK	4%H	5%	4%	4%	4%	5%L

 A For the year ended February 29.

 B For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents .022%.

 J Amount represents .025%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) (formerly Spartan 500 Index Fund)is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$44,300,053
Gross unrealized depreciation	(3,516,694)
Net unrealized appreciation (depreciation) on securities	$40,783,359
Tax cost	$62,739,360

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $149,579 and a change in net unrealized appreciation (depreciation) of $6,247 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $6,419,439 and $1,749,273, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .025% to .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annualized management fee rate was .022% of the Fund's average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.015%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .10%, .07%, .05% and .025% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .03% and .02%, of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Institutional Class paid a portion of the transfer agent fees at an annual rate of .025% of class-level average net assets and Fidelity Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$2,474.075
Premium Class	10,870.040
Institutional Class	3,062.023
	$16,406

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $129 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Security Lending. The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,144.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016 the expense limitations were discontinued.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Investor Class	.095%	$127
Premium Class	.050%	3,653
Institutional Class	.040%	892
Institutional Premium Class	.020%	144

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Investor Class	$62,206	$160,814
Premium Class	529,732	1,067,060
Institutional Class	259,874	539,338
Institutional Premium Class	89,650	142,441
Total	$941,462	$1,909,653
From net realized gain
Investor Class	$2,151	$46,603
Premium Class	14,623	315,883
Institutional Class	7,039	159,647
Institutional Premium Class	1,987	41,216
Total	$25,800	$563,349

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Investor Class
Shares sold	32,219	87,341	$2,393,745	$6,291,602
Reinvestment of distributions	834	2,810	61,551	200,977
Shares redeemed	(82,915)	(76,004)	(6,109,940)	(5,510,721)
Net increase (decrease)	(49,862)	14,147	$(3,654,644)	$981,858
Premium Class
Shares sold	100,436	161,112	$7,434,157	$11,549,891
Reinvestment of distributions	6,764	17,921	500,889	1,282,869
Shares redeemed	(82,246)	(123,084)	(6,082,015)	(8,857,179)
Net increase (decrease)	24,954	55,949	$1,853,031	$3,975,581
Institutional Class
Shares sold	62,880	88,397	$4,620,577	$6,327,192
Reinvestment of distributions	3,588	9,762	265,718	698,986
Shares redeemed	(50,133)	(90,903)	(3,709,990)	(6,547,204)
Net increase (decrease)	16,335	7,256	$1,176,305	$478,974
Institutional Premium Class
Shares sold	66,388	38,579	$4,901,132	$2,772,299
Reinvestment of distributions	1,235	2,567	91,636	183,657
Shares redeemed	(11,048)	(25,710)	(818,792)	(1,859,569)
Net increase (decrease)	56,575	15,436	$4,173,976	$1,096,387

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Investor Class	.09%
Actual		$1,000.00	$1,135.60	$.48
Hypothetical-C		$1,000.00	$1,024.75	$.46
Premium Class	.05%
Actual		$1,000.00	$1,135.70	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,135.80	$.22
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.02%
Actual		$1,000.00	$1,135.90	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 500 Index Fund (formerly Spartan 500 Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Fidelity 500 Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee rate from 0.07% to 0.025%. The Board considered that the chart reflects the fund's lower management fee rate for 2011, as if the lower fee rate were in effect for the entire year.

At the July 2016 meeting, in connection with the renewal of the management contract, the Board ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.025% to 0.015%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements in place during 2015. The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.05% (0.035% effective July 1, 2016); Institutional Premium Class: 0.025% (0.015% effective July 1, 2016); Investor Class: 0.10% (0.09% effective July 1, 2016); and Premium Class: 0.07% (0.045% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

U5I-U5A-SANN-1016
1.925892.105

Fidelity® 500 Index Fund (formerly Spartan 500® Index Fund) Investor Class and Premium Class (formerly Fidelity Advantage® Class) Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	3.1
Microsoft Corp.	2.4	2.4
Exxon Mobil Corp.	1.9	1.9
Johnson & Johnson	1.7	1.7
Amazon.com, Inc.	1.6	1.2
Facebook, Inc. Class A	1.5	1.4
General Electric Co.	1.5	1.6
Berkshire Hathaway, Inc. Class B	1.5	1.5
AT&T, Inc.	1.3	1.3
JPMorgan Chase & Co.	1.3	1.2
	17.8

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	19.7
Financials	16.5	15.6
Health Care	14.5	14.5
Consumer Discretionary	12.1	12.7
Consumer Staples	10.0	10.5
Industrials	9.9	10.0
Energy	6.9	6.5
Utilities	3.2	3.3
Materials	2.9	2.8
Telecommunication Services	2.6	2.7

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.3%
BorgWarner, Inc.	1,169,376	$40,215
Delphi Automotive PLC	1,466,836	103,647
Johnson Controls, Inc. (a)	3,484,000	152,878
The Goodyear Tire & Rubber Co.	1,429,044	41,942
		338,682
Automobiles - 0.5%
Ford Motor Co.	20,967,210	264,187
General Motors Co.	7,529,533	240,343
Harley-Davidson, Inc. (a)	973,083	51,281
		555,811
Distributors - 0.1%
Genuine Parts Co.	803,996	82,667
LKQ Corp. (b)	1,647,932	59,474
		142,141
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,205,841	26,119
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	2,356,091	112,621
Chipotle Mexican Grill, Inc. (a)(b)	156,911	64,919
Darden Restaurants, Inc.	612,862	37,777
Marriott International, Inc. Class A (a)	1,024,581	73,083
McDonald's Corp.	4,717,149	545,585
Royal Caribbean Cruises Ltd.	902,141	64,151
Starbucks Corp.	7,871,604	442,620
Starwood Hotels & Resorts Worldwide, Inc.	905,700	70,156
Wyndham Worldwide Corp.	601,572	42,585
Wynn Resorts Ltd. (a)	437,572	39,084
Yum! Brands, Inc.	2,189,374	198,598
		1,691,179
Household Durables - 0.5%
D.R. Horton, Inc.	1,773,910	56,872
Garmin Ltd. (a)	630,306	30,935
Harman International Industries, Inc.	379,125	32,108
Leggett & Platt, Inc.	721,797	37,880
Lennar Corp. Class A	985,528	46,615
Mohawk Industries, Inc. (b)	342,389	72,854
Newell Brands, Inc.	2,591,090	137,535
PulteGroup, Inc. (a)	1,692,049	36,159
Whirlpool Corp.	408,207	72,922
		523,880
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (b)	2,078,992	1,599,077
Expedia, Inc.	629,887	68,733
Netflix, Inc. (b)	2,301,459	224,277
Priceline Group, Inc. (b)	266,735	377,891
TripAdvisor, Inc. (b)	614,184	37,465
		2,307,443
Leisure Products - 0.1%
Hasbro, Inc.	603,074	49,295
Mattel, Inc.	1,829,378	60,607
		109,902
Media - 2.6%
CBS Corp. Class B	2,231,675	113,882
Comcast Corp. Class A	12,991,726	847,840
Discovery Communications, Inc.:
Class A (a)(b)	808,600	20,627
Class C (non-vtg.) (a)(b)	1,204,876	29,905
Interpublic Group of Companies, Inc.	2,162,313	50,036
News Corp.:
Class A	2,044,999	28,753
Class B	579,262	8,359
Omnicom Group, Inc.	1,277,544	110,035
Scripps Networks Interactive, Inc. Class A	510,614	32,358
Tegna, Inc.	1,169,204	23,688
The Walt Disney Co.	8,020,695	757,635
Time Warner, Inc.	4,225,668	331,335
Twenty-First Century Fox, Inc.:
Class A	5,887,857	144,488
Class B	2,317,049	57,579
Viacom, Inc. Class B (non-vtg.)	1,862,500	75,133
		2,631,653
Multiline Retail - 0.6%
Dollar General Corp.	1,524,874	111,941
Dollar Tree, Inc. (b)	1,265,802	104,682
Kohl's Corp.	987,156	43,810
Macy's, Inc.	1,657,153	59,956
Nordstrom, Inc. (a)	689,643	34,799
Target Corp.	3,166,455	222,253
		577,441
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	395,252	62,205
AutoNation, Inc. (a)(b)	382,280	18,101
AutoZone, Inc. (a)(b)	160,446	119,019
Bed Bath & Beyond, Inc.	829,488	38,463
Best Buy Co., Inc.	1,515,040	58,299
CarMax, Inc. (a)(b)	1,041,536	61,399
Foot Locker, Inc.	731,298	48,002
Gap, Inc. (a)	1,218,916	30,314
Home Depot, Inc.	6,684,641	896,544
L Brands, Inc.	1,359,499	103,607
Lowe's Companies, Inc.	4,761,463	364,538
O'Reilly Automotive, Inc. (a)(b)	518,304	145,099
Ross Stores, Inc.	2,159,084	134,381
Signet Jewelers Ltd. (a)	419,164	34,363
Staples, Inc.	3,472,824	29,727
Tiffany & Co., Inc.	589,125	42,046
TJX Companies, Inc.	3,552,313	275,091
Tractor Supply Co.	716,967	60,189
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	335,601	82,964
Urban Outfitters, Inc. (a)(b)	465,701	16,695
		2,621,046
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,493,987	57,040
Hanesbrands, Inc.	2,028,579	53,838
Michael Kors Holdings Ltd. (a)(b)	948,268	46,418
NIKE, Inc. Class B	7,154,621	412,392
PVH Corp.	435,466	46,926
Ralph Lauren Corp.	306,401	31,749
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	984,104	39,000
Class C (non-vtg.)	989,119	35,262
VF Corp.	1,792,669	111,235
		833,860

TOTAL CONSUMER DISCRETIONARY		12,359,157

CONSUMER STAPLES - 10.0%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	1,080,095	52,439
Constellation Brands, Inc. Class A (sub. vtg.)	947,935	155,509
Dr. Pepper Snapple Group, Inc.	998,455	93,555
Molson Coors Brewing Co. Class B	989,396	101,235
Monster Beverage Corp. (b)	756,477	116,414
PepsiCo, Inc.	7,761,539	828,544
The Coca-Cola Co.	20,922,052	908,645
		2,256,341
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	2,353,937	381,550
CVS Health Corp.	5,771,230	539,033
Kroger Co.	5,125,151	163,954
Sysco Corp.	2,816,076	146,042
Wal-Mart Stores, Inc.	8,206,141	586,247
Walgreens Boots Alliance, Inc.	4,643,740	374,796
Whole Foods Market, Inc. (a)	1,725,031	52,406
		2,244,028
Food Products - 1.8%
Archer Daniels Midland Co.	3,157,357	138,166
Campbell Soup Co.	963,492	58,503
ConAgra Foods, Inc.	2,345,066	109,304
General Mills, Inc.	3,194,005	226,199
Hormel Foods Corp.	1,452,067	55,556
Kellogg Co.	1,354,301	111,337
McCormick & Co., Inc. (non-vtg.)	619,400	63,154
Mead Johnson Nutrition Co. Class A	1,003,034	85,328
Mondelez International, Inc.	8,339,961	375,465
The Hershey Co.	755,149	75,432
The J.M. Smucker Co.	643,097	91,185
The Kraft Heinz Co.	3,201,614	286,512
Tyson Foods, Inc. Class A	1,614,929	122,040
		1,798,181
Household Products - 2.0%
Church & Dwight Co., Inc.	689,579	68,558
Clorox Co.	695,006	91,074
Colgate-Palmolive Co.	4,798,611	356,729
Kimberly-Clark Corp.	1,935,139	247,814
Procter & Gamble Co.	14,303,397	1,248,830
		2,013,005
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,196,028	106,722
Tobacco - 1.7%
Altria Group, Inc.	10,512,802	694,791
Philip Morris International, Inc.	8,335,679	832,984
Reynolds American, Inc.	4,448,474	220,511
		1,748,286

TOTAL CONSUMER STAPLES		10,166,563

ENERGY - 6.9%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	2,353,121	115,609
Diamond Offshore Drilling, Inc. (a)	346,427	6,399
FMC Technologies, Inc. (b)	1,216,313	34,300
Halliburton Co.	4,617,239	198,587
Helmerich & Payne, Inc. (a)	580,545	35,100
National Oilwell Varco, Inc.	2,026,127	67,956
Schlumberger Ltd.	7,466,546	589,857
Transocean Ltd. (United States) (a)	1,844,660	17,893
		1,065,701
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	2,742,767	146,656
Apache Corp.	2,034,043	101,092
Cabot Oil & Gas Corp.	2,498,665	61,542
Chesapeake Energy Corp. (a)(b)	3,142,616	19,956
Chevron Corp.	10,127,400	1,018,614
Cimarex Energy Co.	509,486	67,344
Concho Resources, Inc. (a)(b)	748,789	96,744
ConocoPhillips Co.	6,654,443	273,165
Devon Energy Corp.	2,815,701	122,004
EOG Resources, Inc.	2,956,899	261,656
EQT Corp.	928,199	66,366
Exxon Mobil Corp.	22,281,713	1,941,628
Hess Corp.	1,416,491	76,915
Kinder Morgan, Inc.	9,832,793	214,847
Marathon Oil Corp.	4,554,826	68,413
Marathon Petroleum Corp.	2,847,055	121,028
Murphy Oil Corp.	869,768	23,240
Newfield Exploration Co. (b)	1,056,989	45,831
Noble Energy, Inc.	2,302,916	79,405
Occidental Petroleum Corp.	4,103,943	315,388
ONEOK, Inc.	1,128,994	52,939
Phillips 66 Co.	2,513,536	197,187
Pioneer Natural Resources Co.	878,869	157,361
Range Resources Corp. (a)	912,126	35,181
Southwestern Energy Co. (a)(b)	2,543,325	35,378
Spectra Energy Corp.	3,676,585	130,960
Tesoro Corp.	644,710	48,624
The Williams Companies, Inc.	3,670,184	102,545
Valero Energy Corp.	2,524,475	139,730
		6,021,739

TOTAL ENERGY		7,087,440

FINANCIALS - 16.5%
Banks - 5.6%
Bank of America Corp.	55,195,888	890,862
BB&T Corp.	4,410,903	169,820
Citigroup, Inc.	15,770,769	752,897
Citizens Financial Group, Inc.	2,842,460	70,408
Comerica, Inc.	941,078	44,504
Fifth Third Bancorp	4,125,315	83,166
Huntington Bancshares, Inc.	5,831,464	58,373
JPMorgan Chase & Co.	19,648,968	1,326,305
KeyCorp	5,818,899	73,085
M&T Bank Corp.	854,377	101,098
Peoples United Financial, Inc. (a)	1,670,405	27,144
PNC Financial Services Group, Inc.	2,683,105	241,748
Regions Financial Corp.	6,806,651	67,862
SunTrust Banks, Inc.	2,692,809	118,672
U.S. Bancorp	8,720,177	384,996
Wells Fargo & Co.	24,826,069	1,261,164
Zions Bancorporation	1,099,541	33,635
		5,705,739
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)(b)	289,147	41,073
Ameriprise Financial, Inc.	890,992	90,061
Bank of New York Mellon Corp.	5,787,679	241,173
BlackRock, Inc. Class A	675,943	251,998
Charles Schwab Corp.	6,462,887	203,322
E*TRADE Financial Corp. (b)	1,497,743	39,510
Franklin Resources, Inc.	1,980,162	72,276
Goldman Sachs Group, Inc.	2,075,861	351,775
Invesco Ltd.	2,242,190	69,934
Legg Mason, Inc.	566,374	19,591
Morgan Stanley	8,118,669	260,285
Northern Trust Corp.	1,152,471	81,353
State Street Corp.	2,127,574	149,441
T. Rowe Price Group, Inc.	1,333,697	92,745
		1,964,537
Consumer Finance - 0.8%
American Express Co.	4,343,799	284,866
Capital One Financial Corp.	2,751,751	197,025
Discover Financial Services	2,215,081	132,905
Navient Corp.	1,776,008	25,539
Synchrony Financial	4,481,049	124,708
		765,043
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (b)	10,069,062	1,515,293
Broadcom Ltd.	1,993,160	351,633
CME Group, Inc.	1,819,674	197,162
IntercontinentalExchange, Inc.	639,691	180,406
Leucadia National Corp.	1,791,213	34,302
McGraw Hill Financial, Inc.	1,421,822	175,652
Moody's Corp.	908,338	98,727
The NASDAQ OMX Group, Inc.	618,812	44,066
		2,597,241
Insurance - 2.7%
AFLAC, Inc.	2,224,549	165,017
Allstate Corp.	2,011,651	138,723
American International Group, Inc.	6,013,091	359,763
Aon PLC	1,423,536	158,511
Arthur J. Gallagher & Co.	951,798	47,028
Assurant, Inc.	332,817	29,804
Chubb Ltd.	2,495,862	316,800
Cincinnati Financial Corp.	794,837	61,290
Hartford Financial Services Group, Inc.	2,113,845	86,816
Lincoln National Corp.	1,284,298	61,685
Loews Corp.	1,439,156	60,243
Marsh & McLennan Companies, Inc.	2,800,833	189,420
MetLife, Inc.	5,903,661	256,219
Principal Financial Group, Inc.	1,448,491	71,077
Progressive Corp.	3,132,736	102,002
Prudential Financial, Inc.	2,375,076	188,534
The Travelers Companies, Inc.	1,571,178	186,515
Torchmark Corp.	602,932	38,998
Unum Group	1,277,597	45,495
Willis Group Holdings PLC	743,910	92,252
XL Group Ltd.	1,529,666	52,360
		2,708,552
Real Estate Investment Trusts - 3.0%
American Tower Corp.	2,281,363	258,661
Apartment Investment & Management Co. Class A	841,539	38,021
AvalonBay Communities, Inc.	737,042	128,990
Boston Properties, Inc.	825,425	115,667
Crown Castle International Corp.	1,810,308	171,563
Digital Realty Trust, Inc.	788,933	78,175
Equinix, Inc.	373,075	137,534
Equity Residential (SBI)	1,964,016	127,406
Essex Property Trust, Inc.	351,585	79,845
Extra Space Storage, Inc.	672,813	54,195
Federal Realty Investment Trust (SBI)	381,001	60,579
General Growth Properties, Inc.	3,132,252	91,274
HCP, Inc.	2,509,886	98,714
Host Hotels & Resorts, Inc. (a)	4,015,679	71,559
Iron Mountain, Inc.	1,284,332	49,331
Kimco Realty Corp.	2,254,974	67,762
Prologis, Inc.	2,823,047	149,932
Public Storage	791,905	177,339
Realty Income Corp.	1,384,374	90,995
Simon Property Group, Inc.	1,662,602	358,241
SL Green Realty Corp.	538,621	63,406
The Macerich Co.	678,235	55,541
UDR, Inc.	1,435,453	51,935
Ventas, Inc.	1,816,945	132,037
Vornado Realty Trust	953,494	98,505
Welltower, Inc.	1,918,303	147,230
Weyerhaeuser Co.	4,014,384	127,858
		3,082,295
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	1,568,138	46,872

TOTAL FINANCIALS		16,870,279

HEALTH CARE - 14.5%
Biotechnology - 3.0%
AbbVie, Inc.	8,690,838	557,083
Alexion Pharmaceuticals, Inc. (b)	1,203,766	151,506
Amgen, Inc.	4,036,647	686,472
Biogen, Inc. (b)	1,177,066	359,747
Celgene Corp. (b)	4,162,299	444,284
Gilead Sciences, Inc.	7,156,513	560,927
Regeneron Pharmaceuticals, Inc. (b)	419,117	164,524
Vertex Pharmaceuticals, Inc. (b)	1,329,129	125,616
		3,050,159
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	7,894,452	331,725
Baxter International, Inc.	2,967,572	138,675
Becton, Dickinson & Co.	1,140,261	202,066
Boston Scientific Corp. (b)	7,291,091	173,674
C.R. Bard, Inc.	393,977	87,006
Danaher Corp.	3,219,597	262,107
Dentsply Sirona, Inc.	1,258,635	77,356
Edwards Lifesciences Corp. (b)	1,137,903	131,041
Hologic, Inc. (b)	1,303,509	50,081
Intuitive Surgical, Inc. (b)	204,516	140,384
Medtronic PLC	7,555,946	657,594
St. Jude Medical, Inc.	1,527,556	119,027
Stryker Corp.	1,688,046	195,239
Varian Medical Systems, Inc. (a)(b)	511,635	49,183
Zimmer Biomet Holdings, Inc.	1,070,607	138,761
		2,753,919
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,883,941	220,647
AmerisourceBergen Corp.	985,907	85,744
Anthem, Inc.	1,412,971	176,734
Cardinal Health, Inc.	1,750,758	139,483
Centene Corp. (b)	916,017	62,555
Cigna Corp.	1,378,367	176,789
DaVita HealthCare Partners, Inc. (b)	876,601	56,655
Express Scripts Holding Co. (b)	3,400,351	247,206
HCA Holdings, Inc. (b)	1,618,016	122,241
Henry Schein, Inc. (b)	440,980	72,228
Humana, Inc.	800,846	143,119
Laboratory Corp. of America Holdings (b)	550,244	75,345
McKesson Corp.	1,209,144	223,232
Patterson Companies, Inc. (a)	447,261	20,574
Quest Diagnostics, Inc.	760,116	62,953
UnitedHealth Group, Inc.	5,109,123	695,096
Universal Health Services, Inc. Class B	482,323	58,134
		2,638,735
Health Care Technology - 0.1%
Cerner Corp. (b)	1,616,841	104,351
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,761,265	82,744
Illumina, Inc. (b)	790,975	133,153
PerkinElmer, Inc.	585,870	31,198
Thermo Fisher Scientific, Inc.	2,114,527	321,810
Waters Corp. (b)	434,935	68,420
		637,325
Pharmaceuticals - 5.5%
Allergan PLC (b)	2,125,515	498,518
Bristol-Myers Squibb Co.	8,969,980	514,787
Eli Lilly & Co.	5,219,669	405,829
Endo International PLC (b)	1,100,756	22,786
Johnson & Johnson	14,780,519	1,763,907
Mallinckrodt PLC (b)	587,461	43,789
Merck & Co., Inc.	14,873,914	933,933
Mylan N.V. (b)	2,421,982	102,595
Perrigo Co. PLC	769,606	70,026
Pfizer, Inc.	32,589,317	1,134,108
Zoetis, Inc. Class A	2,453,013	125,349
		5,615,627

TOTAL HEALTH CARE		14,800,116

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,543,843	235,004
Honeywell International, Inc.	4,095,206	477,951
L-3 Communications Holdings, Inc.	413,505	61,538
Lockheed Martin Corp.	1,406,935	341,843
Northrop Grumman Corp.	969,655	205,635
Raytheon Co.	1,595,815	223,622
Rockwell Collins, Inc.	699,595	58,549
Textron, Inc.	1,444,562	59,010
The Boeing Co.	3,217,585	416,516
TransDigm Group, Inc. (a)(b)	284,681	81,188
United Technologies Corp.	4,182,098	445,101
		2,605,957
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	767,154	53,256
Expeditors International of Washington, Inc.	978,290	49,550
FedEx Corp.	1,341,404	221,238
United Parcel Service, Inc. Class B	3,710,122	405,220
		729,264
Airlines - 0.5%
Alaska Air Group, Inc.	662,297	44,725
American Airlines Group, Inc.	2,847,474	103,363
Delta Air Lines, Inc.	4,146,131	152,370
Southwest Airlines Co.	3,431,970	126,571
United Continental Holdings, Inc. (b)	1,803,875	90,933
		517,962
Building Products - 0.2%
Allegion PLC	514,425	36,637
Fortune Brands Home & Security, Inc.	824,162	52,384
Masco Corp.	1,788,002	63,438
		152,459
Commercial Services & Supplies - 0.4%
Cintas Corp.	465,732	54,728
Pitney Bowes, Inc.	1,013,545	19,014
Republic Services, Inc.	1,275,077	64,417
Stericycle, Inc. (a)(b)	456,279	39,231
Tyco International Ltd.	2,286,403	99,870
Waste Management, Inc.	2,220,124	141,955
		419,215
Construction & Engineering - 0.1%
Fluor Corp.	748,149	38,829
Jacobs Engineering Group, Inc. (b)	655,160	34,520
Quanta Services, Inc. (b)	811,588	20,882
		94,231
Electrical Equipment - 0.6%
Acuity Brands, Inc.	235,520	64,796
AMETEK, Inc.	1,254,224	61,143
Eaton Corp. PLC	2,461,052	163,758
Emerson Electric Co.	3,457,031	182,116
Fortive Corp.	1,609,799	84,788
Rockwell Automation, Inc.	699,949	81,145
		637,746
Industrial Conglomerates - 2.2%
3M Co.	3,259,092	584,160
General Electric Co.	49,412,638	1,543,651
Roper Technologies, Inc.	543,801	96,552
		2,224,363
Machinery - 1.3%
Caterpillar, Inc.	3,137,406	257,110
Cummins, Inc.	851,346	106,938
Deere & Co. (a)	1,604,230	135,638
Dover Corp.	833,689	60,442
Flowserve Corp.	700,525	33,884
Illinois Tool Works, Inc.	1,737,959	206,556
Ingersoll-Rand PLC	1,383,476	94,063
PACCAR, Inc.	1,883,204	112,691
Parker Hannifin Corp.	723,706	88,676
Pentair PLC	971,073	62,197
Snap-On, Inc.	312,446	47,895
Stanley Black & Decker, Inc.	806,651	99,823
Xylem, Inc.	961,299	48,892
		1,354,805
Professional Services - 0.3%
Dun & Bradstreet Corp.	194,831	26,818
Equifax, Inc.	639,518	84,352
Nielsen Holdings PLC	1,938,776	103,298
Robert Half International, Inc.	705,640	27,047
Verisk Analytics, Inc. (b)	831,345	69,043
		310,558
Road & Rail - 0.8%
CSX Corp.	5,136,328	145,255
J.B. Hunt Transport Services, Inc.	478,222	37,966
Kansas City Southern	580,271	56,124
Norfolk Southern Corp.	1,589,141	149,220
Ryder System, Inc.	288,572	18,907
Union Pacific Corp.	4,519,276	431,726
		839,198
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,552,306	66,920
United Rentals, Inc. (b)	475,564	39,144
W.W. Grainger, Inc. (a)	303,151	69,925
		175,989

TOTAL INDUSTRIALS		10,061,747

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	27,027,034	849,730
F5 Networks, Inc. (b)	359,922	44,173
Harris Corp.	670,212	62,316
Juniper Networks, Inc.	1,898,069	43,807
Motorola Solutions, Inc.	853,770	65,732
		1,065,758
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,654,638	103,100
Corning, Inc.	5,778,362	131,111
FLIR Systems, Inc.	739,562	22,801
TE Connectivity Ltd.	1,921,641	122,159
		379,171
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)(b)	943,539	51,800
Alphabet, Inc.:
Class A	1,578,055	1,246,427
Class C (b)	1,587,101	1,217,386
eBay, Inc. (b)	5,679,719	182,660
Facebook, Inc. Class A (b)	12,422,750	1,566,757
VeriSign, Inc. (a)(b)	512,946	38,189
Yahoo!, Inc. (b)	4,696,017	200,755
		4,503,974
IT Services - 3.7%
Accenture PLC Class A	3,351,925	385,471
Alliance Data Systems Corp. (b)	316,713	64,793
Automatic Data Processing, Inc.	2,447,806	219,837
Cognizant Technology Solutions Corp. Class A (b)	3,255,628	187,003
CSRA, Inc.	737,095	18,715
Fidelity National Information Services, Inc.	1,491,045	118,285
Fiserv, Inc. (b)	1,194,685	123,112
Global Payments, Inc.	827,510	62,849
IBM Corp.	4,745,666	753,991
MasterCard, Inc. Class A	5,216,567	504,077
Paychex, Inc.	1,722,240	104,488
PayPal Holdings, Inc. (b)	5,926,645	220,175
Teradata Corp. (a)(b)	698,552	22,165
The Western Union Co. (a)	2,639,113	56,794
Total System Services, Inc.	907,694	44,704
Visa, Inc. Class A	10,235,348	828,040
Xerox Corp.	5,116,731	50,400
		3,764,899
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	1,651,537	103,320
Applied Materials, Inc.	5,852,490	174,638
First Solar, Inc. (a)(b)	412,058	15,584
Intel Corp.	25,373,551	910,657
KLA-Tencor Corp.	836,693	57,949
Lam Research Corp. (a)	857,607	80,032
Linear Technology Corp.	1,284,787	74,826
Microchip Technology, Inc. (a)	1,154,331	71,465
Micron Technology, Inc. (b)	5,572,508	91,891
NVIDIA Corp.	2,725,964	167,211
Qorvo, Inc. (a)(b)	685,285	39,356
Qualcomm, Inc.	7,893,178	497,823
Skyworks Solutions, Inc.	1,022,240	76,525
Texas Instruments, Inc.	5,396,188	375,251
Xilinx, Inc.	1,363,401	73,910
		2,810,438
Software - 4.3%
Activision Blizzard, Inc.	2,737,127	113,235
Adobe Systems, Inc. (b)	2,687,866	274,996
Autodesk, Inc. (b)	1,206,823	81,340
CA Technologies, Inc.	1,590,059	53,919
Citrix Systems, Inc. (b)	833,436	72,676
Electronic Arts, Inc. (b)	1,620,694	131,649
Intuit, Inc.	1,374,916	153,234
Microsoft Corp.	42,238,026	2,426,997
Oracle Corp.	16,724,398	689,380
Red Hat, Inc. (b)	974,942	71,151
Salesforce.com, Inc. (b)	3,422,098	271,783
Symantec Corp.	3,290,136	79,391
		4,419,751
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	29,432,809	3,122,828
EMC Corp.	10,495,455	304,263
Hewlett Packard Enterprise Co.	8,929,185	191,799
HP, Inc.	9,191,906	132,088
NetApp, Inc.	1,553,380	53,731
Seagate Technology LLC (a)	1,603,897	54,115
Western Digital Corp.	1,512,296	70,579
		3,929,403

TOTAL INFORMATION TECHNOLOGY		20,873,394

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,044,995	162,622
Albemarle Corp. U.S.	603,426	48,256
CF Industries Holdings, Inc.	1,252,525	32,566
E.I. du Pont de Nemours & Co.	4,693,794	326,688
Eastman Chemical Co.	798,811	54,231
Ecolab, Inc.	1,418,461	174,542
FMC Corp.	718,712	33,736
International Flavors & Fragrances, Inc.	428,342	59,360
LyondellBasell Industries NV Class A	1,834,405	144,716
Monsanto Co.	2,347,376	249,996
PPG Industries, Inc.	1,429,683	151,375
Praxair, Inc.	1,532,865	187,071
Sherwin-Williams Co.	422,466	119,858
The Dow Chemical Co.	6,033,489	323,636
The Mosaic Co.	1,879,727	56,523
		2,125,176
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	341,360	62,479
Vulcan Materials Co.	715,682	81,495
		143,974
Containers & Packaging - 0.4%
Avery Dennison Corp.	479,206	37,110
Ball Corp.	934,737	74,022
International Paper Co.	2,209,433	107,135
Owens-Illinois, Inc. (b)	870,068	15,600
Sealed Air Corp.	1,059,326	49,926
WestRock Co.	1,357,393	65,019
		348,812
Metals & Mining - 0.3%
Alcoa, Inc.	7,066,695	71,232
Freeport-McMoRan, Inc. (a)	7,146,722	73,540
Newmont Mining Corp.	2,850,790	109,014
Nucor Corp.	1,708,384	82,874
		336,660

TOTAL MATERIALS		2,954,622

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	33,079,116	1,352,274
CenturyLink, Inc.	2,934,196	81,571
Frontier Communications Corp.	6,303,516	28,996
Level 3 Communications, Inc. (b)	1,557,895	77,318
Verizon Communications, Inc.	21,903,834	1,146,228
		2,686,387
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	1,220,451	46,316
American Electric Power Co., Inc.	2,640,058	170,469
Duke Energy Corp.	3,701,809	294,886
Edison International	1,750,736	127,314
Entergy Corp.	960,461	75,108
Eversource Energy	1,704,504	91,992
Exelon Corp.	4,953,281	168,412
FirstEnergy Corp.	2,282,180	74,696
NextEra Energy, Inc.	2,479,568	299,879
PG&E Corp.	2,665,460	165,099
Pinnacle West Capital Corp.	597,208	44,814
PPL Corp.	3,637,547	126,514
Southern Co.	5,043,285	258,872
Xcel Energy, Inc.	2,729,473	112,891
		2,057,262
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	1,692,162	20,492
The AES Corp.	3,541,126	42,741
		63,233
Multi-Utilities - 1.1%
Ameren Corp.	1,303,793	64,433
CenterPoint Energy, Inc.	2,313,920	51,994
CMS Energy Corp.	1,500,038	62,957
Consolidated Edison, Inc.	1,634,396	122,988
Dominion Resources, Inc.	3,311,232	245,561
DTE Energy Co.	964,190	89,573
NiSource, Inc.	1,727,808	41,364
Public Service Enterprise Group, Inc.	2,718,598	116,247
SCANA Corp.	767,961	54,256
Sempra Energy	1,273,638	133,261
WEC Energy Group, Inc.	1,696,122	101,564
		1,084,198
Water Utilities - 0.1%
American Water Works Co., Inc.	954,947	70,657

TOTAL UTILITIES		3,275,350

TOTAL COMMON STOCKS
(Cost $59,891,654)		101,135,055
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.43% to 0.57% 9/15/16 to 3/30/17 (c)
(Cost $69,855)	70,000	69,872
	Shares	Value (000s)

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.42% (d)	678,681,445	$678,681
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	1,639,110,531	1,639,111
TOTAL MONEY MARKET FUNDS
(Cost $2,317,792)		2,317,792
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $62,279,301)		103,522,719
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,527,913)
NET ASSETS - 100%		$101,994,806

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
7,880 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	854,783	$18,846

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,410,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,922
Fidelity Securities Lending Cash Central Fund	3,144
Total	$5,066

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$12,359,157	$12,359,157	$--	$--
Consumer Staples	10,166,563	10,166,563	--	--
Energy	7,087,440	7,087,440	--	--
Financials	16,870,279	16,870,279	--	--
Health Care	14,800,116	14,800,116	--	--
Industrials	10,061,747	10,061,747	--	--
Information Technology	20,873,394	20,873,394	--	--
Materials	2,954,622	2,954,622	--	--
Telecommunication Services	2,686,387	2,686,387	--	--
Utilities	3,275,350	3,275,350	--	--
U.S. Government and Government Agency Obligations	69,872	--	69,872	--
Money Market Funds	2,317,792	2,317,792	--	--
Total Investments in Securities:	$103,522,719	$103,452,847	$69,872	$--
Derivative Instruments:
Assets
Futures Contracts	$18,846	$18,846	$--	$--
Total Assets	$18,846	$18,846	$--	$--
Total Derivative Instruments:	$18,846	$18,846	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$18,846	$0
Total Equity Risk	18,846	0
Total Value of Derivatives	$18,846	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin is presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,588,946) — See accompanying schedule: Unaffiliated issuers (cost $59,961,509)	$101,204,927
Fidelity Central Funds (cost $2,317,792)	2,317,792
Total Investments (cost $62,279,301)		$103,522,719
Receivable for fund shares sold		384,365
Dividends receivable		229,371
Distributions receivable from Fidelity Central Funds		525
Other receivables		2,179
Total assets		104,139,159
Liabilities
Payable for investments purchased	$155,149
Payable for fund shares redeemed	342,125
Accrued management fee	1,273
Payable for daily variation margin for derivative instruments	2,237
Other affiliated payables	2,212
Other payables and accrued expenses	2,246
Collateral on securities loaned, at value	1,639,111
Total liabilities		2,144,353
Net Assets		$101,994,806
Net Assets consist of:
Paid in capital		$60,388,141
Undistributed net investment income		403,561
Accumulated undistributed net realized gain (loss) on investments		(59,160)
Net unrealized appreciation (depreciation) on investments		41,262,264
Net Assets		$101,994,806
Investor Class:
Net Asset Value, offering price and redemption price per share ($4,765,426 ÷ 62,199 shares)		$76.62
Premium Class:
Net Asset Value, offering price and redemption price per share ($57,253,269 ÷ 747,157 shares)		$76.63
Institutional Class:
Net Asset Value, offering price and redemption price per share ($28,082,438 ÷ 366,461 shares)		$76.63
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($11,893,673 ÷ 155,205 shares)		$76.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$1,043,661
Interest		142
Income from Fidelity Central Funds		5,066
Total income		1,048,869
Expenses
Management fee	$10,384
Transfer agent fees	16,406
Independent trustees' fees and expenses	210
Appreciation in deferred trustee compensation account	1
Miscellaneous	129
Total expenses before reductions	27,130
Expense reductions	(4,826)	22,304
Net investment income (loss)		1,026,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	216,402
Futures contracts	149,579
Total net realized gain (loss)		365,981
Change in net unrealized appreciation (depreciation) on: Investment securities	10,582,597
Futures contracts	6,247
Total change in net unrealized appreciation (depreciation)		10,588,844
Net gain (loss)		10,954,825
Net increase (decrease) in net assets resulting from operations		$11,981,390

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,026,565	$1,837,904
Net realized gain (loss)	365,981	191,820
Change in net unrealized appreciation (depreciation)	10,588,844	(7,595,149)
Net increase (decrease) in net assets resulting from operations	11,981,390	(5,565,425)
Distributions to shareholders from net investment income	(941,462)	(1,909,653)
Distributions to shareholders from net realized gain	(25,800)	(563,349)
Total distributions	(967,262)	(2,473,002)
Share transactions - net increase (decrease)	3,548,669	6,532,800
Total increase (decrease) in net assets	14,562,797	(1,505,627)
Net Assets
Beginning of period	87,432,009	88,937,636
End of period	$101,994,806	$87,432,009
Other Information
Undistributed net investment income end of period	$403,561	$318,458

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$68.13	$74.71	$66.10	$53.81	$48.49	$47.09
Income from Investment Operations
Net investment income (loss)B	.77	1.45	1.44	1.19	1.10	.89
Net realized and unrealized gain (loss)	8.44	(6.05)	8.64	12.26	5.28	1.40
Total from investment operations	9.21	(4.60)	10.08	13.45	6.38	2.29
Distributions from net investment income	(.70)	(1.52)	(1.31)	(1.16)	(1.06)	(.89)
Distributions from net realized gain	(.02)	(.46)	(.16)	–	–	–
Total distributions	(.72)	(1.98)	(1.47)	(1.16)	(1.06)	(.89)
Net asset value, end of period	$76.62	$68.13	$74.71	$66.10	$53.81	$48.49
Total ReturnC,D	13.56%	(6.26)%	15.40%	25.27%	13.36%	5.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%G	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%G	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.08%G	2.02%	2.06%	1.98%	2.21%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$4,765	$7,635	$7,315	$5,751	$4,705	$13,407
Portfolio turnover rateH	4%G	5%	4%	4%	4%	5%I

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.72	$66.11	$53.82	$48.50	$47.10
Income from Investment Operations
Net investment income (loss)B	.78	1.48	1.48	1.22	1.13	.90
Net realized and unrealized gain (loss)	8.44	(6.04)	8.63	12.26	5.27	1.40
Total from investment operations	9.22	(4.56)	10.11	13.48	6.40	2.30
Distributions from net investment income	(.72)	(1.55)	(1.34)	(1.19)	(1.08)	(.90)
Distributions from net realized gain	(.02)	(.46)	(.16)	–	–	–
Total distributions	(.74)	(2.01)	(1.50)	(1.19)	(1.08)	(.90)
Net asset value, end of period	$76.63	$68.15	$74.72	$66.11	$53.82	$48.50
Total ReturnC,D	13.57%	(6.21)%	15.45%	25.32%	13.39%	5.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G,H	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	2.12%G	2.06%	2.11%	2.02%	2.25%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$57,253	$49,215	$49,784	$38,736	$28,996	$16,230
Portfolio turnover rateI	4%G	5%	4%	4%	4%	5%J

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents .062%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.73	$66.11	$53.82	$48.50	$47.74
Income from Investment Operations
Net investment income (loss)C	.79	1.49	1.48	1.22	1.13	.79
Net realized and unrealized gain (loss)	8.44	(6.05)	8.64	12.26	5.28	.68
Total from investment operations	9.23	(4.56)	10.12	13.48	6.41	1.47
Distributions from net investment income	(.73)	(1.56)	(1.35)	(1.19)	(1.09)	(.71)
Distributions from net realized gain	(.02)	(.46)	(.16)	–	–	–
Total distributions	(.75)	(2.02)	(1.50)D	(1.19)	(1.09)	(.71)
Net asset value, end of period	$76.63	$68.15	$74.73	$66.11	$53.82	$48.50
Total ReturnE,F	13.58%	(6.21)%	15.47%	25.33%	13.42%	3.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I,J	.05%	.05%	.05%	.05%	.05%I
Expenses net of fee waivers, if any	.04%I	.04%	.04%	.04%	.04%	.05%I
Expenses net of all reductions	.04%I	.04%	.04%	.04%	.04%	.05%I
Net investment income (loss)	2.13%I	2.07%	2.12%	2.03%	2.27%	2.19%I
Supplemental Data
Net assets, end of period (in millions)	$28,082	$23,860	$25,621	$22,636	$17,703	$14,629
Portfolio turnover rateK	4%I	5%	4%	4%	4%	5%L

 A For the year ended February 29.

 B For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents .045%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.73	$66.11	$53.83	$48.50	$47.74
Income from Investment Operations
Net investment income (loss)C	.80	1.50	1.50	1.24	1.14	.81
Net realized and unrealized gain (loss)	8.43	(6.05)	8.64	12.24	5.29	.67
Total from investment operations	9.23	(4.55)	10.14	13.48	6.43	1.48
Distributions from net investment income	(.73)	(1.57)	(1.36)	(1.20)	(1.10)	(.72)
Distributions from net realized gain	(.02)	(.46)	(.16)	–	–	–
Total distributions	(.75)	(2.03)	(1.52)	(1.20)	(1.10)	(.72)
Net asset value, end of period	$76.63	$68.15	$74.73	$66.11	$53.83	$48.50
Total ReturnD,E	13.59%	(6.19)%	15.50%	25.34%	13.46%	3.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H,I	.03%J	.03%J	.03%J	.03%J	.03%H,J
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%	.02%	.03%H,J
Expenses net of all reductions	.02%H	.02%	.02%	.02%	.02%	.03%H,J
Net investment income (loss)	2.15%H	2.09%	2.14%	2.05%	2.29%	2.24%H
Supplemental Data
Net assets, end of period (in millions)	$11,894	$6,722	$6,217	$3,506	$1,912	$716
Portfolio turnover rateK	4%H	5%	4%	4%	4%	5%L

 A For the year ended February 29.

 B For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents .022%.

 J Amount represents .025%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) (formerly Spartan 500 Index Fund)is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$44,300,053
Gross unrealized depreciation	(3,516,694)
Net unrealized appreciation (depreciation) on securities	$40,783,359
Tax cost	$62,739,360

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $149,579 and a change in net unrealized appreciation (depreciation) of $6,247 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $6,419,439 and $1,749,273, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .025% to .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annualized management fee rate was .022% of the Fund's average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.015%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .10%, .07%, .05% and .025% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .03% and .02%, of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Institutional Class paid a portion of the transfer agent fees at an annual rate of .025% of class-level average net assets and Fidelity Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$2,474.075
Premium Class	10,870.040
Institutional Class	3,062.023
	$16,406

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $129 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Security Lending. The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,144.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016 the expense limitations were discontinued.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Investor Class	.095%	$127
Premium Class	.050%	3,653
Institutional Class	.040%	892
Institutional Premium Class	.020%	144

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
Investor Class	$62,206	$160,814
Premium Class	529,732	1,067,060
Institutional Class	259,874	539,338
Institutional Premium Class	89,650	142,441
Total	$941,462	$1,909,653
From net realized gain
Investor Class	$2,151	$46,603
Premium Class	14,623	315,883
Institutional Class	7,039	159,647
Institutional Premium Class	1,987	41,216
Total	$25,800	$563,349

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2016	Year ended February 29, 2016	Six months ended August 31, 2016	Year ended February 29, 2016
Investor Class
Shares sold	32,219	87,341	$2,393,745	$6,291,602
Reinvestment of distributions	834	2,810	61,551	200,977
Shares redeemed	(82,915)	(76,004)	(6,109,940)	(5,510,721)
Net increase (decrease)	(49,862)	14,147	$(3,654,644)	$981,858
Premium Class
Shares sold	100,436	161,112	$7,434,157	$11,549,891
Reinvestment of distributions	6,764	17,921	500,889	1,282,869
Shares redeemed	(82,246)	(123,084)	(6,082,015)	(8,857,179)
Net increase (decrease)	24,954	55,949	$1,853,031	$3,975,581
Institutional Class
Shares sold	62,880	88,397	$4,620,577	$6,327,192
Reinvestment of distributions	3,588	9,762	265,718	698,986
Shares redeemed	(50,133)	(90,903)	(3,709,990)	(6,547,204)
Net increase (decrease)	16,335	7,256	$1,176,305	$478,974
Institutional Premium Class
Shares sold	66,388	38,579	$4,901,132	$2,772,299
Reinvestment of distributions	1,235	2,567	91,636	183,657
Shares redeemed	(11,048)	(25,710)	(818,792)	(1,859,569)
Net increase (decrease)	56,575	15,436	$4,173,976	$1,096,387

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Investor Class	.09%
Actual		$1,000.00	$1,135.60	$.48
Hypothetical-C		$1,000.00	$1,024.75	$.46
Premium Class	.05%
Actual		$1,000.00	$1,135.70	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,135.80	$.22
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.02%
Actual		$1,000.00	$1,135.90	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 500 Index Fund (formerly Spartan 500 Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Fidelity 500 Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee rate from 0.07% to 0.025%. The Board considered that the chart reflects the fund's lower management fee rate for 2011, as if the lower fee rate were in effect for the entire year.

At the July 2016 meeting, in connection with the renewal of the management contract, the Board ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.025% to 0.015%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements in place during 2015. The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.05% (0.035% effective July 1, 2016); Institutional Premium Class: 0.025% (0.015% effective July 1, 2016); Investor Class: 0.10% (0.09% effective July 1, 2016); and Premium Class: 0.07% (0.045% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

UEI-SANN-1016
1.536672.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2016